UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	December 31, 2019

Date of reporting period:	June 30, 2019

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.
Semiannual Report
June 30 , 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary.
Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-
9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Two ways to sign up (some restrictions may apply):
Visit Principal.com > Log in, select “My Profile”, then
select “Manage Subscriptions and Delivery Preferences”
Telephone: > Call us at 1-800-247-9988 if you have a life
insurance policy or 1-800-852-4450 if you have an annuity.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 40
Schedules of Investments 65
Financial Highlights (Includes performance information) 202
Shareholder Expense Example 222
Supplemental Information 226

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Bond Market Index
Account
Core Plus Bond
Account
Diversified Balanced
Account
Investment in securities--at cost ..........................................................
$ 2,263,159 $ 320,094 $ 7
Investment in affiliated securities--at cost ................................................
$ 132,771 $ 14,059 $ 787,515
Assets
Investment in securities--at value  .......................................................... $ 2,331,578 $ 326,580
(a)
$ 2
Investment in affiliated securities--at value ................................................. 132,771 14,059 1,047,551
Cash ......................................................................................... 835 63 –
Deposits with counterparty .................................................................. – 9 –
Receivables:
Dividends and interest ................................................................. 14,347 2,200 –
Expense reimbursement from Manager ............................................... 200 – –
Fund shares sold ....................................................................... 2,635 170 30
Investment securities sold ............................................................. 123,559 6,058 789
Variation margin on futures ........................................................... – 1 –
Total Assets   2,605,925 349,140 1,048,372
Liabilities
Accrued management and investment advisory fees ........................................ 500 115 43
Accrued distribution fees .................................................................... – – 205
Accrued directors' expenses ................................................................. 11 2 6
Accrued other expenses ..................................................................... 13 10 5
Deposits from counterparty ................................................................. 428 – –
Payables:
Dividends and interest on securities sold short ....................................... 3 – –
Fund shares redeemed ................................................................. 1,058 69 819
Investment securities purchased ...................................................... 123,289 26,360 –
Variation margin on futures ........................................................... – 4 –
Collateral obligation on securities loaned, at value ......................................... – 758 –
Total Liabilities   125,302 27,318 1,078
Net Assets Applicable to Outstanding Shares ............................................
$ 2,480,623 $ 321,822 $ 1,047,294
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,347,740 $ 308,307 $ 715,432
Total distributable earnings (accumulated loss) ............................................. 132,883 13,515 331,862
Total Net Assets
$ 2,480,623 $ 321,822 $ 1,047,294
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 400,000 450,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 2,480,623 $ 321,822 $ 39,491
Shares issued and outstanding ........................................................ 230,587 27,788 2,377
Net Asset Value per share .............................................................
$ 10.76 $ 11.58 $ 16.61
Class 2 : Net Assets .......................................................................... N/A N/A $ 1,007,803
Shares issued and outstanding ........................................................ 60,670
Net Asset Value per share .............................................................
$ 16.61
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Diversified Growth
Account
Investment in securities--at cost ..........................................................
$ – $ 17,729 $ –
Investment in affiliated securities--at cost ................................................
$ 152,826 $ 72,901 $ 2,806,238
Assets
Investment in securities--at value  .......................................................... $ – $ 18,712 $ –
Investment in affiliated securities--at value ................................................. 174,317 75,906 3,767,075
Receivables:
Dividends and interest ................................................................. – 2 –
Fund shares sold ....................................................................... 4 777 166
Investment securities sold ............................................................. 131 21 1,672
Total Assets   174,452 95,418 3,768,913
Liabilities
Accrued management and investment advisory fees ........................................ 7 9 153
Accrued distribution fees .................................................................... 35 19 764
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 2 1 17
Accrued other expenses ..................................................................... 5 4 5
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 135 – 1,838
Investment securities purchased ...................................................... – 710 –
Total Liabilities   184 743 2,778
Net Assets Applicable to Outstanding Shares ............................................
$ 174,268 $ 94,675 $ 3,766,135
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 146,821 $ 89,090 $ 2,589,909
Total distributable earnings (accumulated loss) ............................................. 27,447 5,585 1,176,226
Total Net Assets
$ 174,268 $ 94,675 $ 3,766,135
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 300,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 174,268 $ 94,675 $ 3,766,135
Shares issued and outstanding ........................................................ 13,825 8,383 204,073
Net Asset Value per share .............................................................
$ 12.61 $ 11.29 $ 18.45

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Diversified Income
Account
Investment in securities--at cost ..........................................................
$ – $ 103,070 $ –
Investment in affiliated securities--at cost ................................................
$ 301,872 $ 422,971 $ 226,882
Assets
Investment in securities--at value  .......................................................... $ – $ 108,633 $ –
Investment in affiliated securities--at value ................................................. 352,546 439,944 263,211
Receivables:
Dividends and interest ................................................................. – 11 –
Fund shares sold ....................................................................... 53 6,137 275
Investment securities sold ............................................................. 32 – –
Total Assets   352,631 554,725 263,486
Liabilities
Accrued management and investment advisory fees ........................................ 14 52 11
Accrued distribution fees .................................................................... 71 108 53
Accrued directors' expenses ................................................................. 3 3 2
Accrued other expenses ..................................................................... 5 1 4
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 85 – 232
Investment securities purchased ...................................................... – 5,232 44
Total Liabilities   178 5,396 346
Net Assets Applicable to Outstanding Shares ............................................
$ 352,453 $ 549,329 $ 263,140
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 289,713 $ 517,834 $ 216,407
Total distributable earnings (accumulated loss) ............................................. 62,740 31,495 46,733
Total Net Assets
$ 352,453 $ 549,329 $ 263,140
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 50,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 352,453 $ 549,329 $ 263,140
Shares issued and outstanding ........................................................ 26,947 47,917 19,218
Net Asset Value per share .............................................................
$ 13.08 $ 11.46 $ 13.69

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Account Equity Income Account
Government & High
Quality Bond Account
Investment in securities--at cost ..........................................................
$ 221,877 $ 449,808 $ 217,829
Investment in affiliated securities--at cost ................................................
$ 1,286 $ 11,977 $ 6,172
Foreign currency--at cost ..................................................................
$ 210 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 257,827
(a)
$ 718,277 $ 217,943
Investment in affiliated securities--at value ................................................. 1,286 11,977 6,172
Foreign currency--at value .................................................................. 210 – –
Cash ......................................................................................... 5 116 41
Receivables:
Dividends and interest ................................................................. 1,242 1,523 898
Fund shares sold ....................................................................... 52 119 10
Investment securities sold ............................................................. 4,018 1,634 –
Total Assets   264,640 733,646 225,064
Liabilities
Accrued management and investment advisory fees ........................................ 178 278 92
Accrued distribution fees .................................................................... – 6 –
Accrued directors' expenses ................................................................. 2 5 2
Accrued other expenses ..................................................................... 37 47 5
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 327 320 50
Investment securities purchased ...................................................... 4,289 285 –
Collateral obligation on securities loaned, at value ......................................... 392 – –
Total Liabilities   5,225 941 149
Net Assets Applicable to Outstanding Shares ............................................
$ 259,415 $ 732,705 $ 224,915
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 205,822 $ 405,857 $ 224,881
Total distributable earnings (accumulated loss) ............................................. 53,593 326,848 34
Total Net Assets
$ 259,415 $ 732,705 $ 224,915
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 259,415 $ 704,246 $ 224,915
Shares issued and outstanding ........................................................ 16,476 26,316 22,740
Net Asset Value per share .............................................................
$ 15.74 $ 26.76 $ 9.89
Class 2 : Net Assets .......................................................................... N/A $ 28,459 N/A
Shares issued and outstanding ........................................................ 1,074
Net Asset Value per share .............................................................
$ 26.49
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
International Emerging
Markets Account
LargeCap Growth
Account I
LargeCap S&P 500
Index Account
Investment in securities--at cost ..........................................................
$ 80,395 $ 325,707 $ 1,567,957
Investment in affiliated securities--at cost ................................................
$ 1,262 $ 8,691 $ 9,712
Foreign currency--at cost ..................................................................
$ 31 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 89,610 $ 466,814
(a)
$ 2,572,358
Investment in affiliated securities--at value ................................................. 1,262 8,731 9,712
Foreign currency--at value .................................................................. 31 – –
Cash ......................................................................................... 5 70 –
Deposits with counterparty .................................................................. – 126 –
Receivables:
Dividends and interest ................................................................. 334 150 2,166
Expense reimbursement from Manager ............................................... 15 8 –
Fund shares sold ....................................................................... 23 40 1,907
Investment securities sold ............................................................. 289 9,739 –
Variation margin on futures ........................................................... – 12 43
Total Assets   91,569 485,690 2,586,186
Liabilities
Accrued management and investment advisory fees ........................................ 90 254 524
Accrued distribution fees .................................................................... – – 2
Accrued directors' expenses ................................................................. 2 2 13
Accrued other expenses ..................................................................... 18 29 21
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 29 306 1,144
Investment securities purchased ...................................................... 494 9,768 1,273
Collateral obligation on securities loaned, at value ......................................... – 1,143 –
Total Liabilities   633 11,502 2,977
Net Assets Applicable to Outstanding Shares ............................................
$ 90,936 $ 474,188 $ 2,583,209
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 78,238 $ 281,858 $ 1,310,240
Total distributable earnings (accumulated loss) ............................................. 12,698 192,330 1,272,969
Total Net Assets
$ 90,936 $ 474,188 $ 2,583,209
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 90,936 $ 474,188 $ 2,572,922
Shares issued and outstanding ........................................................ 5,459 12,882 132,649
Net Asset Value per share .............................................................
$ 16.66 $ 36.81 $ 19.40
Class 2 : Net Assets .......................................................................... N/A N/A $ 10,287
Shares issued and outstanding ........................................................ 535
Net Asset Value per share .............................................................
$ 19.20
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Principal Capital
Appreciation Account
Investment in securities--at cost ..........................................................
$ 148,755 $ 382,610 $ 91,590
Investment in affiliated securities--at cost ................................................
$ 12,477 $ 1,415 $ 2,357
Assets
Investment in securities--at value  .......................................................... $ 206,874 $ 594,510
(a)
$ 150,762
Investment in affiliated securities--at value ................................................. 12,477 1,415 2,357
Cash ......................................................................................... – 230 –
Receivables:
Dividends and interest ................................................................. 194 288 157
Fund shares sold ....................................................................... – 24 22
Investment securities sold ............................................................. – – 294
Variation margin on futures ........................................................... 10 – –
Total Assets   219,555 596,467 153,592
Liabilities
Accrued management and investment advisory fees ........................................ 80 257 79
Accrued distribution fees .................................................................... – 4 2
Accrued directors' expenses ................................................................. 2 4 2
Accrued other expenses ..................................................................... 4 11 9
Cash overdraft ............................................................................... 3 – –
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 60 348 65
Investment securities purchased ...................................................... 102 355 520
Options and swaptions contracts written  (premiums received $ 493 , $ 0 and $ 0 ) ..... 434 – –
Collateral obligation on securities loaned, at value ......................................... – 1,183 –
Total Liabilities   685 2,162 677
Net Assets Applicable to Outstanding Shares ............................................
$ 218,870 $ 594,305 $ 152,915
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 153,293 $ 268,766 $ 71,126
Total distributable earnings (accumulated loss) ............................................. 65,577 325,539 81,789
Total Net Assets
$ 218,870 $ 594,305 $ 152,915
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 105,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 218,870 $ 574,637 $ 142,163
Shares issued and outstanding ........................................................ 14,677 9,084 4,605
Net Asset Value per share .............................................................
$ 14.91 $ 63.26 $ 30.87
Class 2 : Net Assets .......................................................................... N/A $ 19,668 $ 10,752
Shares issued and outstanding ........................................................ 313 353
Net Asset Value per share .............................................................
$ 62.73 $ 30.49
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in affiliated securities--at cost ................................................
$ 29,943 $ 174,570 $ 151,612
Assets
Investment in affiliated securities--at value ................................................. $ 32,343 $ 192,283 $ 167,105
Receivables:
Dividends and interest ................................................................. 12 32 –
Fund shares sold ....................................................................... 2 370 296
Investment securities sold ............................................................. 8 – 11
Total Assets   32,365 192,685 167,412
Liabilities
Accrued directors' expenses ................................................................. 1 2 2
Accrued professional fees ................................................................... 4 – –
Accrued other expenses ..................................................................... – 5 5
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 10 29 306
Investment securities purchased ...................................................... 12 373 –
Total Liabilities   27 409 313
Net Assets Applicable to Outstanding Shares ............................................
$ 32,338 $ 192,276 $ 167,099
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 27,122 $ 161,551 $ 139,466
Total distributable earnings (accumulated loss) ............................................. 5,216 30,725 27,633
Total Net Assets
$ 32,338 $ 192,276 $ 167,099
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 32,338 $ 192,276 $ 167,099
Shares issued and outstanding ........................................................ 2,419 13,600 12,597
Net Asset Value per share .............................................................
$ 13.37 $ 14.14 $ 13.27
Class 2 : Net Assets .......................................................................... N/A N/A N/A
Shares issued and outstanding ........................................................
Net Asset Value per share .............................................................

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated securities--at cost ................................................
$ 68,783 $ 31,974 $ 6,307
Assets
Investment in affiliated securities--at value ................................................. $ 76,010 $ 35,990 $ 6,765
Receivables:
Fund shares sold ....................................................................... 223 30 –
Investment securities sold ............................................................. – – 154
Total Assets   76,233 36,020 6,919
Liabilities
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... – 5 –
Accrued other expenses ..................................................................... 4 – 4
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 12 14 154
Investment securities purchased ...................................................... 211 16 –
Total Liabilities   228 36 159
Net Assets Applicable to Outstanding Shares ............................................
$ 76,005 $ 35,984 $ 6,760
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 63,541 $ 29,202 $ 5,850
Total distributable earnings (accumulated loss) ............................................. 12,464 6,782 910
Total Net Assets
$ 76,005 $ 35,984 $ 6,760
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 76,005 $ 35,984 $ 6,760
Shares issued and outstanding ........................................................ 4,696 2,298 467
Net Asset Value per share .............................................................
$ 16.18 $ 15.66 $ 14.48
Class 2 : Net Assets .......................................................................... N/A N/A N/A
Shares issued and outstanding ........................................................
Net Asset Value per share .............................................................

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ..........................................................
$ – $ 116,761 $ –
Investment in affiliated securities--at cost ................................................
$ 22,162 $ 1,129 $ 588,848
Assets
Investment in securities--at value  .......................................................... $ – $ 153,482 $ –
Investment in affiliated securities--at value ................................................. 23,509 1,129 702,340
Receivables:
Dividends and interest ................................................................. 10 464 364
Expense reimbursement from Manager ............................................... – 2 –
Fund shares sold ....................................................................... 29 254 92
Investment securities sold ............................................................. – 550 138
Total Assets   23,548 155,881 702,934
Liabilities
Accrued management and investment advisory fees ........................................ – 114 131
Accrued distribution fees .................................................................... – 1 24
Accrued directors' expenses ................................................................. 1 1 4
Accrued professional fees ................................................................... 3 – –
Accrued other expenses ..................................................................... 1 8 6
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 8 21 230
Investment securities purchased ...................................................... 31 605 360
Total Liabilities   44 750 755
Net Assets Applicable to Outstanding Shares ............................................
$ 23,504 $ 155,131 $ 702,179
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 20,396 $ 97,639 $ 536,902
Total distributable earnings (accumulated loss) ............................................. 3,108 57,492 165,277
Total Net Assets
$ 23,504 $ 155,131 $ 702,179
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 23,504 $ 150,767 $ 585,362
Shares issued and outstanding ........................................................ 1,914 6,969 37,383
Net Asset Value per share .............................................................
$ 12.28 $ 21.63 $ 15.66
Class 2 : Net Assets .......................................................................... N/A $ 4,364 $ 116,817
Shares issued and outstanding ........................................................ 201 7,558
Net Asset Value per share .............................................................
$ 21.68 $ 15.46

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated securities--at cost ................................................
$ 168,125 $ 283,596 $ 173,248
Assets
Investment in affiliated securities--at value ................................................. $ 187,792 $ 337,921 $ 186,615
Receivables:
Dividends and interest ................................................................. 148 74 202
Fund shares sold ....................................................................... 9 54 43
Investment securities sold ............................................................. 46 202 –
Total Assets   187,995 338,251 186,860
Liabilities
Accrued management and investment advisory fees ........................................ 35 63 35
Accrued distribution fees .................................................................... 5 27 5
Accrued directors' expenses ................................................................. 2 2 2
Accrued other expenses ..................................................................... 6 6 6
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 54 256 27
Investment securities purchased ...................................................... 147 72 215
Total Liabilities   249 426 290
Net Assets Applicable to Outstanding Shares ............................................
$ 187,746 $ 337,825 $ 186,570
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 157,839 $ 261,913 $ 158,821
Total distributable earnings (accumulated loss) ............................................. 29,907 75,912 27,749
Total Net Assets
$ 187,746 $ 337,825 $ 186,570
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 164,894 $ 205,481 $ 158,437
Shares issued and outstanding ........................................................ 13,547 10,407 12,307
Net Asset Value per share .............................................................
$ 12.17 $ 19.75 $ 12.87
Class 2 : Net Assets .......................................................................... $ 22,852 $ 132,344 $ 28,133
Shares issued and outstanding ........................................................ 1,903 6,808 2,209
Net Asset Value per share .............................................................
$ 12.01 $ 19.44 $ 12.73

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ..........................................................
$ – $ 128,131 $ 164,947
Investment in affiliated securities--at cost ................................................
$ 255,461 $ 2,045 $ 3,510
Assets
Investment in securities--at value  .......................................................... $ – $ 129,586
(a)
$ 186,540
(a)
Investment in affiliated securities--at value ................................................. 292,324 2,045 3,510
Cash ......................................................................................... – 2 –
Receivables:
Dividends and interest ................................................................. 12 639 238
Expense reimbursement from Manager ............................................... – 1 –
Fund shares sold ....................................................................... 15 92 2
Investment securities sold ............................................................. 129 – 8,140
Total Assets   292,480 132,365 198,430
Liabilities
Accrued management and investment advisory fees ........................................ 54 53 127
Accrued distribution fees .................................................................... 27 – 1
Accrued directors' expenses ................................................................. 2 2 3
Accrued other expenses ..................................................................... 6 5 9
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 144 17 53
Investment securities purchased ...................................................... – 767 3,407
Collateral obligation on securities loaned, at value ......................................... – 525 2,897
Total Liabilities   233 1,369 6,497
Net Assets Applicable to Outstanding Shares ............................................
$ 292,247 $ 130,996 $ 191,933
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 236,541 $ 125,314 $ 135,657
Total distributable earnings (accumulated loss) ............................................. 55,706 5,682 56,276
Total Net Assets
$ 292,247 $ 130,996 $ 191,933
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 158,172 $ 130,996 $ 185,964
Shares issued and outstanding ........................................................ 7,366 50,389 10,877
Net Asset Value per share .............................................................
$ 21.48 $ 2.60 $ 17.10
Class 2 : Net Assets .......................................................................... $ 134,075 N/A $ 5,969
Shares issued and outstanding ........................................................ 6,333 351
Net Asset Value per share .............................................................
$ 21.16 $ 17.01
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
Bond Market Index
Account
Core Plus Bond
Account
(a)
Diversified
Balanced Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 1,487 $ 148 $ –
Dividends .................................................................................. 93 3 –
Interest ..................................................................................... 32,415 5,173 –
Total Income 33,809 5,324 –
Expenses:
Management and investment advisory fees ............................................... 2,949 658 258
Distribution fees - Class 2 ................................................................. N/A 1 1,240
Chief compliance officer expenses ........................................................ 2 – 1
Custodian fees ............................................................................. 26 12 –
Directors' expenses ........................................................................ 25 4 11
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 1 3 1
Total Gross Expenses 3,005 680 1,513
Less: Reimbursement from Manager ..................................................... 1,179 – –
Total Net Expenses 1,826 680 1,513
Net Investment Income (Loss) 31,983 4,644 (1,513)
Net Realized and Unrealized Gain (Loss) on Investments, Futures, Short sales and
Swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................... 4,055 (55) 19
Investment transactions in affiliated securities ............................................ – – 12,322
Futures contracts .......................................................................... – 532 –
Short sales ................................................................................. (116) – –
Swap agreements .......................................................................... – (320) –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 104,686 16,169 (1)
Investments in affiliated securities ........................................................ – – 102,681
Futures contracts .......................................................................... – (216) –
Short sales ................................................................................. 50 – –
Swap agreements .......................................................................... – (207) –
Net Realized and Unrealized Gain (Loss) on Investments, Futures, Short sales and Swap agreements 108,675 15,903 115,021
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 140,658 $ 20,547 $ 113,508
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified
Balanced Managed
Volatility Account
Diversified
Balanced Volatility
Control Account
Diversified Growth
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ – $ 2 $ –
Dividends .................................................................................. – 173 –
Interest ..................................................................................... – 17 –
Total Income – 192 –
Expenses:
Management and investment advisory fees ............................................... 42 48 917
Distribution fees - Class 2 ................................................................. 211 100 4,584
Chief compliance officer expenses ........................................................ – – 2
Directors' expenses ........................................................................ 3 2 38
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 1 – 1
Other expenses ............................................................................ – – 2
Total Expenses 259 152 5,546
Net Investment Income (Loss) (259) 40 (5,546)
Net Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) from:
Investment transactions ................................................................... – 254 –
Investment transactions in affiliated securities ............................................ 906 4 23,816
Futures contracts .......................................................................... – (256) –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 982 –
Investments in affiliated securities ........................................................ 17,194 6,069 436,970
Futures contracts .......................................................................... – 48 –
Net Realized and Unrealized Gain (Loss) on Investments and Futures 18,100 7,101 460,786
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 17,841 $ 7,141 $ 455,240

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Diversified Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ – $ 12 $ –
Dividends .................................................................................. – 1,001 –
Interest ..................................................................................... – 106 –
Total Income – 1,119 –
Expenses:
Management and investment advisory fees ............................................... 85 275 63
Distribution fees - Class 2 ................................................................. 427 572 316
Directors' expenses ........................................................................ 5 5 4
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 1 – –
Other expenses ............................................................................ – 1 –
Total Expenses 520 855 385
Net Investment Income (Loss) (520) 264 (385)
Net Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) from:
Investment transactions ................................................................... – 1,332 –
Investment transactions in affiliated securities ............................................ 2,003 118 752
Futures contracts .......................................................................... – (4,476) –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 5,563 –
Investments in affiliated securities ........................................................ 39,139 40,942 23,563
Futures contracts .......................................................................... – 1,487 –
Net Realized and Unrealized Gain (Loss) on Investments and Futures 41,142 44,966 24,315
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 40,622 $ 45,230 $ 23,930

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified
International
Account
(a)
Equity Income
Account
Government &
High Quality Bond
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 23 $ 107 $ 24
Dividends .................................................................................. 4,908 10,069 –
Withholding tax ........................................................................... (432) (352) –
Interest ..................................................................................... – – 3,231
Total Income 4,499 9,824 3,255
Expenses:
Management and investment advisory fees ............................................... 1,072 1,661 549
Distribution fees - Class 2 ................................................................. 3 34 3
Chief compliance officer expenses ........................................................ – 1 –
Custodian fees ............................................................................. 61 11 2
Directors' expenses ........................................................................ 4 8 3
Professional fees .......................................................................... 20 4 2
Shareholder meeting expense ............................................................ 3 4 4
Total Expenses 1,163 1,723 563
Net Investment Income (Loss) 3,336 8,101 2,692
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................................... (755) 13,984 (327)
Foreign currency transactions ............................................................. (55) – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 31,908 88,731 7,246
Translation of assets and liabilities in foreign currencies ................................. 6 – –
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies 31,104 102,715 6,919
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 34,440 $ 110,816 $ 9,611
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
International
Emerging Markets
Account
(a)
LargeCap Growth
Account I
(a)
LargeCap S&P 500
Index Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 18 $ 83 $ 317
Dividends .................................................................................. 1,255 1,250 24,662
Withholding tax ........................................................................... (105) (8) –
Interest ..................................................................................... – 1 9
Total Income 1,168 1,326 24,988
Expenses:
Management and investment advisory fees ............................................... 555 1,296 3,137
Distribution fees - Class 2 ................................................................. 2 5 11
Chief compliance officer expenses ........................................................ – – 2
Custodian fees ............................................................................. 40 12 6
Directors' expenses ........................................................................ 2 4 27
Professional fees .......................................................................... 18 2 2
Shareholder meeting expense ............................................................ 2 2 3
Other expenses ............................................................................ – – 17
Total Gross Expenses 619 1,321 3,205
Less: Reimbursement from Manager ..................................................... 67 28 –
Less: Reimbursement from Manager - Class 1 ........................................... 17 2 –
Total Net Expenses 535 1,291 3,205
Net Investment Income (Loss) 633 35 21,783
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and
Futures
Net realized gain (loss) from:
Investment transactions ................................................................... 558 17,001 91,242
Foreign currency transactions ............................................................. (122) – –
Futures contracts .......................................................................... – 287 5,226
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 7,553 52,343 304,850
Investments in affiliated securities ........................................................ – 69 –
Futures contracts .......................................................................... – 19 1,395
Translation of assets and liabilities in foreign currencies ................................. 1 – –
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures 7,990 69,719 402,713
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,623 $ 69,754 $ 424,496
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Principal Capital
Appreciation
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 154 $ 9 $ 35
Dividends .................................................................................. 1,992 2,352 1,408
Withholding tax ........................................................................... – (76) (8)
Interest ..................................................................................... 2 – –
Securities lending - net .................................................................... – 1 –
Total Income 2,148 2,286 1,435
Expenses:
Management and investment advisory fees ............................................... 482 1,493 463
Distribution fees - Class 2 ................................................................. N/A 23 12
Custodian fees ............................................................................. 7 3 1
Directors' expenses ........................................................................ 3 6 3
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ – 3 3
Other expenses ............................................................................ 1 2 –
Total Expenses 495 1,532 484
Net Investment Income (Loss) 1,653 754 951
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Options and
Swaptions
Net realized gain (loss) from:
Investment transactions ................................................................... 940 31,164 6,779
Futures contracts .......................................................................... 600 – –
Options and swaptions .................................................................... 2,916 – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 28,002 112,743 18,244
Futures contracts .......................................................................... 226 – –
Options and swaptions .................................................................... (382) – –
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Options and
Swaptions 32,302 143,907 25,023
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 33,955 $ 144,661 $ 25,974

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2010 Account
Principal LifeTime
2020 Account
(a)
Principal LifeTime
2030 Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 142 $ 672 $ 404
Total Income 142 672 404
Expenses:
Distribution fees - Class 2 ................................................................. N/A 2 2
Directors' expenses ........................................................................ 1 3 3
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 1 2 2
Total Expenses 4 9 9
Net Investment Income (Loss) 138 663 395
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 111 34 (86)
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 2,769 20,450 20,659
Net Realized and Unrealized Gain (Loss) on Investments 2,880 20,484 20,573
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,018 $ 21,147 $ 20,968
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
(a)
Principal LifeTime
2050 Account
(a)
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 170 $ 70 $ 13
Total Income 170 70 13
Expenses:
Distribution fees - Class 2 ................................................................. 1 1 N/A
Directors' expenses ........................................................................ 2 1 1
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 2 2 1
Total Gross Expenses 7 6 4
Less: Reimbursement from Manager - Class 1 ........................................... – – 1
Total Net Expenses 7 6 3
Net Investment Income (Loss) 163 64 10
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ (219) (111) (4)
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 10,369 5,391 900
Net Realized and Unrealized Gain (Loss) on Investments 10,150 5,280 896
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 10,313 $ 5,344 $ 906
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 104 $ 10 $ 3,072
Dividends .................................................................................. – 1,826 –
Total Income 104 1,836 3,072
Expenses:
Management and investment advisory fees ............................................... – 671 795
Distribution fees - Class 2 ................................................................. N/A 5 139
Custodian fees ............................................................................. – 1 –
Directors' expenses ........................................................................ 1 2 8
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 1 2 3
Total Gross Expenses 4 683 947
Less: Reimbursement from Manager ..................................................... – 15 –
Total Net Expenses 4 668 947
Net Investment Income (Loss) 100 1,168 2,125
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions ................................................................... – 6,459 9
Investment transactions in affiliated securities ............................................ 88 – 10,568
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 20,952 –
Investments in affiliated securities ........................................................ 1,641 – 69,341
Net Realized and Unrealized Gain (Loss) on Investments 1,729 27,411 79,918
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,829 $ 28,579 $ 82,043

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 1,192 $ 874 $ 1,685
Total Income 1,192 874 1,685
Expenses:
Management and investment advisory fees ............................................... 211 378 214
Distribution fees - Class 2 ................................................................. 27 159 33
Directors' expenses ........................................................................ 3 4 3
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 3 3 3
Total Expenses 246 546 255
Net Investment Income (Loss) 946 328 1,430
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 2,426 1,030 3,643
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 14,337 44,096 10,221
Net Realized and Unrealized Gain (Loss) on Investments 16,763 45,126 13,864
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 17,709 $ 45,454 $ 15,294

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account
(a)
SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 785 $ 32 $ 39
Dividends .................................................................................. – – 1,280
Withholding tax ........................................................................... – – (1)
Interest ..................................................................................... – 2,054 –
Securities lending - net .................................................................... – – 2
Total Income 785 2,086 1,320
Expenses:
Management and investment advisory fees ............................................... 321 355 778
Distribution fees - Class 2 ................................................................. 158 4 7
Custodian fees ............................................................................. – 5 2
Directors' expenses ........................................................................ 4 3 3
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 3 3 3
Total Gross Expenses 488 372 795
Less: Reimbursement from Manager - Class 1 ........................................... – 7 –
Total Net Expenses 488 365 795
Net Investment Income (Loss) 297 1,721 525
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions ................................................................... – 151 4,921
Investment transactions in affiliated securities ............................................ 416 – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 2,637 27,257
Investments in affiliated securities ........................................................ 42,232 – –
Net Realized and Unrealized Gain (Loss) on Investments 42,648 2,788 32,178
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 42,945 $ 4,509 $ 32,703
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Account Core Plus Bond Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 31,983 $ 60,798 $ 4,644 $ 9,405
Net realized gain (loss) on Investments , Futures , Short sales and Swap agreements .................... 3,939 (20,805) 157 (4,080)
Change in unrealized appreciation/depreciation of Investments , Futures , Short sales and Swap agreements ............................................................................................... 104,736 (48,394) 15,746 (9,640)
Net Increase (Decrease) in Net Assets Resulting from Operations 140,658 (8,401) 20,547 (4,315)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (52,158) – (9,608)
Class 2 .............................................................................................. N/A N/A – (28)
Total Dividends and Distributions – (52,158) – (9,636)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 349,532 364,715 30,868 45,295
Class 2 .............................................................................................. N/A N/A 678 485
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 13,863 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 52,158 – 9,608
Class 2 .............................................................................................. N/A N/A – 28
Shares redeemed:
Class 1 .............................................................................................. (222,922) (591,027) (24,157) (53,893)
Class 2 .............................................................................................. N/A N/A (1,497) (306)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 126,610 (174,154) 19,755 1,217
Total Increase (Decrease) 267,268 (234,713) 40,302 (12,734)
Net Assets
Beginning of period ...................................................................................... 2,213,355 2,448,068 281,520 294,254
End of period ............................................................................................
$ 2,480,623 $ 2,213,355 $ 321,822 $ 281,520
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 33,785 35,856 2,765 4,117
Class 2 .............................................................................................. N/A N/A 61 45
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 1,210 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 5,216 – 891
Class 2 .............................................................................................. N/A N/A – 3
Shares redeemed:
Class 1 .............................................................................................. (21,339) (58,606) (2,171) (4,899)
Class 2 .............................................................................................. N/A N/A (132) (29)
Net Increase (Decrease) ..................................................................................
12,446 (17,534) 1,733 128
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Diversified Balanced Managed
Volatility Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ (1,513) $ 18,859 $ (259) $ 2,782
Net realized gain (loss) on Investments .................................................................. 12,341 42,426 906 2,547
Change in unrealized appreciation/depreciation of Investments ......................................... 102,680 (96,244) 17,194 (10,559)
Net Increase (Decrease) in Net Assets Resulting from Operations 113,508 (34,959) 17,841 (5,230)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (1,603) N/A N/A
Class 2 .............................................................................................. – (39,311) – (7,738)
Total Dividends and Distributions – (40,914) – (7,738)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 588 1,529 N/A N/A
Class 2 .............................................................................................. 4,045 11,925 2,668 7,201
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,603 N/A N/A
Class 2 .............................................................................................. – 39,311 – 7,738
Shares redeemed:
Class 1 .............................................................................................. (2,111) (6,293) N/A N/A
Class 2 .............................................................................................. (73,948) (141,065) (8,407) (20,810)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (71,426) (92,990) (5,739) (5,871)
Total Increase (Decrease) 42,082 (168,863) 12,102 (18,839)
Net Assets
Beginning of period ...................................................................................... 1,005,212 1,174,075 162,166 181,005
End of period ............................................................................................
$ 1,047,294 $ 1,005,212 $ 174,268 $ 162,166
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 37 97 N/A N/A
Class 2 .............................................................................................. 250 755 221 592
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 101 N/A N/A
Class 2 .............................................................................................. – 2,482 – 644
Shares redeemed:
Class 1 .............................................................................................. (133) (398) N/A N/A
Class 2 .............................................................................................. (4,643) (8,911) (693) (1,721)
Net Increase (Decrease) ..................................................................................
(4,489) (5,874) (472) (485)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Volatility
Control Account Diversified Growth Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 40 $ 1,009 $ (5,546) $ 64,811
Net realized gain (loss) on Investments and Futures ..................................................... 2 546 23,816 133,147
Change in unrealized appreciation/depreciation of Investments and Futures ........................... 7,099 (3,893) 436,970 (358,524)
Net Increase (Decrease) in Net Assets Resulting from Operations 7,141 (2,338) 455,240 (160,566)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. – (582) – (135,495)
Total Dividends and Distributions – (582) – (135,495)
Capital Share Transactions
Shares sold:
Class 2 .............................................................................................. 22,940 35,517 11,499 41,392
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 582 – 135,495
Shares redeemed:
Class 2 .............................................................................................. (2,389) (2,718) (188,916) (338,227)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 20,551 33,381 (177,417) (161,340)
Total Increase (Decrease) 27,692 30,461 277,823 (457,401)
Net Assets
Beginning of period ...................................................................................... 66,983 36,522 3,488,312 3,945,713
End of period ............................................................................................
$ 94,675 $ 66,983 $ 3,766,135 $ 3,488,312
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 2,108 3,315 646 2,331
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 53 – 7,629
Shares redeemed:
Class 2 .............................................................................................. (219) (255) (10,654) (19,246)
Net Increase (Decrease) ..................................................................................
1,889 3,113 (10,008) (9,286)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Managed
Volatility Account
Diversified Growth Volatility
Control Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ (520) $ 5,363 $ 264 $ 5,626
Net realized gain (loss) on Investments and Futures ..................................................... 2,003 5,267 (3,026) 6,099
Change in unrealized appreciation/depreciation of Investments and Futures ........................... 39,139 (24,370) 47,992 (30,259)
Net Increase (Decrease) in Net Assets Resulting from Operations 40,622 (13,740) 45,230 (18,534)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. – (17,296) – (3,112)
Total Dividends and Distributions – (17,296) – (3,112)
Capital Share Transactions
Shares sold:
Class 2 .............................................................................................. 4,121 15,080 121,698 233,076
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 17,296 – 3,112
Shares redeemed:
Class 2 .............................................................................................. (17,518) (31,174) (2,305) (1,605)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (13,397) 1,202 119,393 234,583
Total Increase (Decrease) 27,225 (29,834) 164,623 212,937
Net Assets
Beginning of period ...................................................................................... 325,228 355,062 384,706 171,769
End of period ............................................................................................
$ 352,453 $ 325,228 $ 549,329 $ 384,706
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 329 1,210 11,011 21,326
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 1,376 – 278
Shares redeemed:
Class 2 .............................................................................................. (1,397) (2,476) (207) (143)
Net Increase (Decrease) ..................................................................................
(1,068) 110 10,804 21,461

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Account
Diversified International
Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ (385) $ 4,384 $ 3,336 $ 5,381
Net realized gain (loss) on Investments and Foreign currencies ......................................... 752 5,740 (810) 12,743
Change in unrealized appreciation/depreciation of Investments ......................................... 23,563 (15,995) 31,914 (68,991)
Net Increase (Decrease) in Net Assets Resulting from Operations 23,930 (5,871) 34,440 (50,867)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. N/A N/A – (5,962)
Class 2 .............................................................................................. – (6,908) – (45)
Total Dividends and Distributions – (6,908) – (6,007)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. N/A N/A 10,164 25,975
Class 2 .............................................................................................. 19,319 31,949 282 757
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A – 5,962
Class 2 .............................................................................................. – 6,908 – 45
Shares redeemed:
Class 1 .............................................................................................. N/A N/A (18,567) (34,901)
Class 2 .............................................................................................. (21,440) (52,882) (2,536) (175)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (2,121) (14,025) (10,657) (2,337)
Total Increase (Decrease) 21,809 (26,804) 23,783 (59,211)
Net Assets
Beginning of period ...................................................................................... 241,331 268,135 235,632 294,843
End of period ............................................................................................
$ 263,140 $ 241,331 $ 259,415 $ 235,632
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. N/A N/A 674 1,569
Class 2 .............................................................................................. 1,465 2,474 19 45
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A – 379
Class 2 .............................................................................................. – 533 – 3
Shares redeemed:
Class 1 .............................................................................................. N/A N/A (1,229) (2,138)
Class 2 .............................................................................................. (1,621) (4,073) (165) (11)
Net Increase (Decrease) ..................................................................................
(156) (1,066) (701) (153)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Account
Government & High Quality
Bond Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 8,101 $ 15,325 $ 2,692 $ 5,612
Net realized gain (loss) on Investments .................................................................. 13,984 26,702 (327) (4,919)
Change in unrealized appreciation/depreciation of Investments ......................................... 88,731 (78,310) 7,246 1,170
Net Increase (Decrease) in Net Assets Resulting from Operations 110,816 (36,283) 9,611 1,863
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (45,062) – (8,577)
Class 2 .............................................................................................. – (2,105) – (94)
Total Dividends and Distributions – (47,167) – (8,671)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 11,109 58,053 15,320 23,115
Class 2 .............................................................................................. 960 2,423 109 587
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 138,113 N/A N/A
Class 2 .............................................................................................. N/A 728 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 45,062 – 8,577
Class 2 .............................................................................................. – 2,105 – 94
Shares redeemed:
Class 1 .............................................................................................. (49,639) (97,723) (19,529) (47,180)
Class 2 .............................................................................................. (1,925) (4,025) (2,835) (287)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (39,495) 144,736 (6,935) (15,094)
Total Increase (Decrease) 71,321 61,286 2,676 (21,902)
Net Assets
Beginning of period ...................................................................................... 661,384 600,098 222,239 244,141
End of period ............................................................................................
$ 732,705 $ 661,384 $ 224,915 $ 222,239
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 446 2,255 1,580 2,427
Class 2 .............................................................................................. 38 94 11 62
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 5,656 N/A N/A
Class 2 .............................................................................................. N/A 30 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,759 – 922
Class 2 .............................................................................................. – 83 – 10
Shares redeemed:
Class 1 .............................................................................................. (1,959) (3,796) (2,028) (4,946)
Class 2 .............................................................................................. (76) (157) (289) (30)
Net Increase (Decrease) ..................................................................................
(1,551) 5,924 (726) (1,555)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
International Emerging
Markets Account LargeCap Growth Account I
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 633 $ 1,098 $ 35 $ 253
Net realized gain (loss) on Investments , Foreign currencies and Futures ............................... 436 2,108 17,288 39,058
Change in unrealized appreciation/depreciation of Investments and Futures ........................... 7,554 (26,211) 52,431 (27,387)
Net Increase (Decrease) in Net Assets Resulting from Operations 8,623 (23,005) 69,754 11,924
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (1,219) – (23,659)
Class 2 .............................................................................................. – (19) – (197)
Total Dividends and Distributions – (1,238) – (23,856)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 6,803 12,049 30,197 40,614
Class 2 .............................................................................................. 301 1,293 1,475 2,908
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 112,835 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,219 – 23,659
Class 2 .............................................................................................. – 19 – 197
Shares redeemed:
Class 1 .............................................................................................. (7,780) (20,815) (34,094) (58,731)
Class 2 .............................................................................................. (1,909) (294) (5,277) (266)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (2,585) (6,529) 105,136 8,381
Total Increase (Decrease) 6,038 (30,772) 174,890 (3,551)
Net Assets
Beginning of period ...................................................................................... 84,898 115,670 299,298 302,849
End of period ............................................................................................
$ 90,936 $ 84,898 $ 474,188 $ 299,298
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 421 664 873 1,205
Class 2 .............................................................................................. 19 70 42 86
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 3,150 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 74 – 687
Class 2 .............................................................................................. – 1 – 6
Shares redeemed:
Class 1 .............................................................................................. (477) (1,137) (979) (1,745)
Class 2 .............................................................................................. (121) (17) (148) (9)
Net Increase (Decrease) ..................................................................................
(158) (345) 2,938 230
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Index
Account
LargeCap S&P 500 Managed
Volatility Index Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 21,783 $ 49,484 $ 1,653 $ 3,583
Net realized gain (loss) on Investments , Futures and Options and Swaptions ........................... 96,468 134,502 4,456 11,285
Change in unrealized appreciation/depreciation of Investments , Futures and Options and Swaptions . 306,245 (278,290) 27,846 (20,990)
Net Increase (Decrease) in Net Assets Resulting from Operations 424,496 (94,304) 33,955 (6,122)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (128,550) – (3,114)
Class 2 .............................................................................................. – (322) N/A N/A
Total Dividends and Distributions – (128,872) – (3,114)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 99,038 336,816 5,386 24,533
Class 2 .............................................................................................. 2,237 4,642 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 128,550 – 3,114
Class 2 .............................................................................................. – 322 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (327,333) (428,913) (26,126) (34,782)
Class 2 .............................................................................................. (398) (292) N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions (226,456) 41,125 (20,740) (7,135)
Total Increase (Decrease) 198,040 (182,051) 13,215 (16,371)
Net Assets
Beginning of period ...................................................................................... 2,385,169 2,567,220 205,655 222,026
End of period ............................................................................................
$ 2,583,209 $ 2,385,169 $ 218,870 $ 205,655
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 5,346 19,434 378 1,872
Class 2 .............................................................................................. 121 255 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 6,845 – 217
Class 2 .............................................................................................. – 17 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (17,827) (23,083) (1,846) (2,489)
Class 2 .............................................................................................. (22) (16) N/A N/A
Net Increase (Decrease) ..................................................................................
(12,382) 3,452 (1,468) (400)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Account
Principal Capital Appreciation
Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 754 $ 1,610 $ 951 $ 2,365
Net realized gain (loss) on Investments .................................................................. 31,164 91,599 6,779 15,443
Change in unrealized appreciation/depreciation of Investments ......................................... 112,743 (126,070) 18,244 (21,803)
Net Increase (Decrease) in Net Assets Resulting from Operations 144,661 (32,861) 25,974 (3,995)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (71,720) – (9,374)
Class 2 .............................................................................................. – (2,314) – (592)
Total Dividends and Distributions – (74,034) – (9,966)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 7,134 14,347 1,159 3,936
Class 2 .............................................................................................. 82 318 1,114 1,928
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 71,720 – 9,374
Class 2 .............................................................................................. – 2,314 – 592
Shares redeemed:
Class 1 .............................................................................................. (46,851) (83,342) (11,825) (26,219)
Class 2 .............................................................................................. (796) (1,283) (811) (1,344)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (40,431) 4,074 (10,363) (11,733)
Total Increase (Decrease) 104,230 (102,821) 15,611 (25,694)
Net Assets
Beginning of period ...................................................................................... 490,075 592,896 137,304 162,998
End of period ............................................................................................
$ 594,305 $ 490,075 $ 152,915 $ 137,304
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 122 254 41 140
Class 2 .............................................................................................. 1 6 39 66
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,273 – 320
Class 2 .............................................................................................. – 41 – 21
Shares redeemed:
Class 1 .............................................................................................. (812) (1,432) (406) (902)
Class 2 .............................................................................................. (14) (22) (28) (47)
Net Increase (Decrease) ..................................................................................
(703) 120 (354) (402)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 138 $ 908 $ 663 $ 4,533
Net realized gain (loss) on Investments .................................................................. 111 1,696 34 8,007
Change in unrealized appreciation/depreciation of Investments ......................................... 2,769 (3,947) 20,450 (22,610)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,018 (1,343) 21,147 (10,070)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (1,991) – (10,770)
Class 2 .............................................................................................. N/A N/A – (77)
Total Dividends and Distributions – (1,991) – (10,847)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 2,714 5,287 26,332 24,719
Class 2 .............................................................................................. N/A N/A 57 847
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,991 – 10,770
Class 2 .............................................................................................. N/A N/A – 77
Shares redeemed:
Class 1 .............................................................................................. (5,284) (13,890) (27,240) (40,498)
Class 2 .............................................................................................. N/A N/A (1,506) (121)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (2,570) (6,612) (2,357) (4,206)
Total Increase (Decrease) 448 (9,946) 18,790 (25,123)
Net Assets
Beginning of period ...................................................................................... 31,890 41,836 173,486 198,609
End of period ............................................................................................
$ 32,338 $ 31,890 $ 192,276 $ 173,486
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 212 401 1,930 1,791
Class 2 .............................................................................................. N/A N/A 4 60
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 156 – 795
Class 2 .............................................................................................. N/A N/A – 6
Shares redeemed:
Class 1 .............................................................................................. (411) (1,058) (1,995) (2,948)
Class 2 .............................................................................................. N/A N/A (109) (9)
Net Increase (Decrease) ..................................................................................
(199) (501) (170) (305)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime 2030
Account
Principal LifeTime 2040
Account
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 395 $ 3,489 $ 163 $ 1,440
Net realized gain (loss) on Investments .................................................................. (86) 8,790 (219) 3,902
Change in unrealized appreciation/depreciation of Investments ......................................... 20,659 (22,990) 10,369 (10,636)
Net Increase (Decrease) in Net Assets Resulting from Operations 20,968 (10,711) 10,313 (5,294)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (8,819) – (3,624)
Class 2 .............................................................................................. – (86) – (35)
Total Dividends and Distributions – (8,905) – (3,659)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 19,997 32,095 9,873 14,992
Class 2 .............................................................................................. 193 1,181 158 571
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 8,819 – 3,624
Class 2 .............................................................................................. – 86 – 35
Shares redeemed:
Class 1 .............................................................................................. (14,257) (33,379) (6,831) (10,786)
Class 2 .............................................................................................. (2,217) (92) (906) (221)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 3,716 8,710 2,294 8,215
Total Increase (Decrease) 24,684 (10,906) 12,607 (738)
Net Assets
Beginning of period ...................................................................................... 142,415 153,321 63,398 64,136
End of period ............................................................................................
$ 167,099 $ 142,415 $ 76,005 $ 63,398
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,578 2,454 638 953
Class 2 .............................................................................................. 15 92 11 35
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 690 – 231
Class 2 .............................................................................................. – 7 – 2
Shares redeemed:
Class 1 .............................................................................................. (1,121) (2,579) (442) (676)
Class 2 .............................................................................................. (172) (7) (58) (14)
Net Increase (Decrease) ..................................................................................
300 657 149 531
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 64 $ 682 $ 10 $ 97
Net realized gain (loss) on Investments .................................................................. (111) 2,171 (4) 352
Change in unrealized appreciation/depreciation of Investments ......................................... 5,391 (5,787) 900 (860)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,344 (2,934) 906 (411)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (2,121) – (305)
Class 2 .............................................................................................. – (49) N/A N/A
Total Dividends and Distributions – (2,170) – (305)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 3,911 9,326 2,457 4,605
Class 2 .............................................................................................. 93 604 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 2,121 – 305
Class 2 .............................................................................................. – 49 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (3,489) (7,749) (1,252) (5,257)
Class 2 .............................................................................................. (1,155) (354) N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions (640) 3,997 1,205 (347)
Total Increase (Decrease) 4,704 (1,107) 2,111 (1,063)
Net Assets
Beginning of period ...................................................................................... 31,280 32,387 4,649 5,712
End of period ............................................................................................
$ 35,984 $ 31,280 $ 6,760 $ 4,649
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 261 599 180 320
Class 2 .............................................................................................. 6 39 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 139 – 22
Class 2 .............................................................................................. – 3 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (233) (492) (90) (362)
Class 2 .............................................................................................. (76) (22) N/A N/A
Net Increase (Decrease) ..................................................................................
(42) 266 90 (20)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic
Income Account Real Estate Securities Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 100 $ 605 $ 1,168 $ 2,786
Net realized gain (loss) on Investments .................................................................. 88 985 6,459 10,389
Change in unrealized appreciation/depreciation of Investments ......................................... 1,641 (2,234) 20,952 (19,411)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,829 (644) 28,579 (6,236)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (876) – (14,247)
Class 2 .............................................................................................. N/A N/A – (340)
Total Dividends and Distributions – (876) – (14,587)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 2,817 4,140 7,504 11,906
Class 2 .............................................................................................. N/A N/A 561 1,190
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 876 – 14,247
Class 2 .............................................................................................. N/A N/A – 340
Shares redeemed:
Class 1 .............................................................................................. (1,806) (7,462) (18,005) (26,990)
Class 2 .............................................................................................. N/A N/A (430) (393)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 1,011 (2,446) (10,370) 300
Total Increase (Decrease) 2,840 (3,966) 18,209 (20,523)
Net Assets
Beginning of period ...................................................................................... 20,664 24,630 136,922 157,445
End of period ............................................................................................
$ 23,504 $ 20,664 $ 155,131 $ 136,922
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 239 346 365 611
Class 2 .............................................................................................. N/A N/A 26 61
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 75 – 737
Class 2 .............................................................................................. N/A N/A – 17
Shares redeemed:
Class 1 .............................................................................................. (154) (626) (867) (1,376)
Class 2 .............................................................................................. N/A N/A (20) (20)
Net Increase (Decrease) ..................................................................................
85 (205) (496) 30

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
SAM Conservative Balanced
Portfolio
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 2,125 $ 16,876 $ 946 $ 5,257
Net realized gain (loss) on Investments .................................................................. 10,577 26,614 2,426 4,053
Change in unrealized appreciation/depreciation of Investments ......................................... 69,341 (78,727) 14,337 (15,820)
Net Increase (Decrease) in Net Assets Resulting from Operations 82,043 (35,237) 17,709 (6,510)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (49,734) – (11,929)
Class 2 .............................................................................................. – (8,765) – (1,454)
Total Dividends and Distributions – (58,499) – (13,383)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 6,410 18,427 7,399 12,728
Class 2 .............................................................................................. 6,674 9,719 1,288 4,078
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 49,734 – 11,929
Class 2 .............................................................................................. – 8,765 – 1,454
Shares redeemed:
Class 1 .............................................................................................. (51,309) (106,200) (12,449) (31,254)
Class 2 .............................................................................................. (6,852) (10,034) (947) (3,360)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (45,077) (29,589) (4,709) (4,425)
Total Increase (Decrease) 36,966 (123,325) 13,000 (24,318)
Net Assets
Beginning of period ...................................................................................... 665,213 788,538 174,746 199,064
End of period ............................................................................................
$ 702,179 $ 665,213 $ 187,746 $ 174,746
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 428 1,191 639 1,055
Class 2 .............................................................................................. 448 630 110 345
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 3,318 – 1,026
Class 2 .............................................................................................. – 591 – 127
Shares redeemed:
Class 1 .............................................................................................. (3,410) (6,846) (1,061) (2,587)
Class 2 .............................................................................................. (463) (654) (82) (282)
Net Increase (Decrease) ..................................................................................
(2,997) (1,770) (394) (316)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative Growth
Portfolio SAM Flexible Income Portfolio
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 328 $ 5,906 $ 1,430 $ 6,420
Net realized gain (loss) on Investments .................................................................. 1,030 15,591 3,643 5,776
Change in unrealized appreciation/depreciation of Investments ......................................... 44,096 (43,484) 10,221 (15,998)
Net Increase (Decrease) in Net Assets Resulting from Operations 45,454 (21,987) 15,294 (3,802)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (16,069) – (11,234)
Class 2 .............................................................................................. – (9,631) – (1,602)
Total Dividends and Distributions – (25,700) – (12,836)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 7,380 21,584 5,262 8,441
Class 2 .............................................................................................. 5,118 9,393 1,910 7,676
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 346 N/A
Class 2 .............................................................................................. N/A N/A 107 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 16,069 – 11,234
Class 2 .............................................................................................. – 9,631 – 1,602
Shares redeemed:
Class 1 .............................................................................................. (19,572) (38,633) (17,324) (42,935)
Class 2 .............................................................................................. (8,516) (9,529) (1,700) (4,450)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (15,590) 8,515 (11,399) (18,432)
Total Increase (Decrease) 29,864 (39,172) 3,895 (35,070)
Net Assets
Beginning of period ...................................................................................... 307,961 347,133 182,675 217,745
End of period ............................................................................................
$ 337,825 $ 307,961 $ 186,570 $ 182,675
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 397 1,136 425 668
Class 2 .............................................................................................. 277 491 155 613
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 27 N/A
Class 2 .............................................................................................. N/A N/A 8 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 847 – 921
Class 2 .............................................................................................. – 514 – 132
Shares redeemed:
Class 1 .............................................................................................. (1,039) (2,012) (1,387) (3,390)
Class 2 .............................................................................................. (462) (494) (139) (353)
Net Increase (Decrease) ..................................................................................
(827) 482 (911) (1,409)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio Short-Term Income Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 297 $ 4,190 $ 1,721 $ 3,396
Net realized gain (loss) on Investments .................................................................. 416 16,667 151 (914)
Change in unrealized appreciation/depreciation of Investments ......................................... 42,232 (45,097) 2,637 (759)
Net Increase (Decrease) in Net Assets Resulting from Operations 42,945 (24,240) 4,509 1,723
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (12,164) – (3,250)
Class 2 .............................................................................................. – (9,663) – (71)
Total Dividends and Distributions – (21,827) – (3,321)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 5,800 15,633 19,538 29,747
Class 2 .............................................................................................. 4,869 9,438 1,116 2,906
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 12,164 – 3,250
Class 2 .............................................................................................. – 9,663 – 71
Shares redeemed:
Class 1 .............................................................................................. (11,463) (26,105) (42,024) (40,805)
Class 2 .............................................................................................. (5,053) (10,070) (5,301) (1,159)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (5,847) 10,723 (26,671) (5,990)
Total Increase (Decrease) 37,098 (35,344) (22,162) (7,588)
Net Assets
Beginning of period ...................................................................................... 255,149 290,493 153,158 160,746
End of period ............................................................................................
$ 292,247 $ 255,149 $ 130,996 $ 153,158
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 284 737 7,617 11,770
Class 2 .............................................................................................. 242 448 437 1,153
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 589 – 1,300
Class 2 .............................................................................................. – 474 – 28
Shares redeemed:
Class 1 .............................................................................................. (559) (1,230) (16,434) (16,117)
Class 2 .............................................................................................. (251) (480) (2,065) (460)
Net Increase (Decrease) ..................................................................................
(284) 538 (10,445) (2,326)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ................................................................................................................... $ 525 $ 394
Net realized gain (loss) on Investments ......................................................................................................... 4,921 28,868
Change in unrealized appreciation/depreciation of Investments ................................................................................ 27,257 (48,626)
Net Increase (Decrease) in Net Assets Resulting from Operations 32,703 (19,364)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 ..................................................................................................................................... – (13,133)
Class 2 ..................................................................................................................................... – (366)
Total Dividends and Distributions – (13,499)
Capital Share Transactions
Shares sold:
Class 1 ..................................................................................................................................... 4,457 12,588
Class 2 ..................................................................................................................................... 328 866
Shares issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... – 13,133
Class 2 ..................................................................................................................................... – 366
Shares redeemed:
Class 1 ..................................................................................................................................... (13,486) (39,263)
Class 2 ..................................................................................................................................... (186) (750)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (8,887) (13,060)
Total Increase (Decrease) 23,816 (45,923)
Net Assets
Beginning of period ............................................................................................................................. 168,117 214,040
End of period ...................................................................................................................................
$ 191,933 $ 168,117
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 ..................................................................................................................................... 273 732
Class 2 ..................................................................................................................................... 20 50
Shares issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... – 716
Class 2 ..................................................................................................................................... – 20
Shares redeemed:
Class 1 ..................................................................................................................................... (815) (2,233)
Class 2 ..................................................................................................................................... (11) (43)
Net Increase (Decrease) .........................................................................................................................
(533) (758)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond Market Index
Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced
Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility
Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality
Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap
S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account,
Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account,
Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth
Portfolio, Short-Term Income Account and SmallCap Account (known as the “Accounts”), are presented herein.
Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
Topic 946, Financial Services - Investment Companies . The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.
Effective October 12, 2018, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account pursuant to a plan of reorganization approved by shareholders October 1, 2018. The purpose of the acquisition was to combine two accounts managed by Principal Global Investors, LLC (“the Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 5,827,000 shares from LargeCap Value Account for 5,686,000 shares valued at $138,841,000 of
Equity Income Account at an approximate exchange rate of .98 for Class 1 and .98 for Class 2. The investment securities of LargeCap
Value Account, with a fair value of approximately $136,333,000 and a cost of $141,343,000, and $2,514,000 cash were the primary assets acquired by Equity Income Account on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity
Income Account were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Account were maintained through the reorganization. The net assets of LargeCap Value Account and Equity Income Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $138,841,000 ($1,038,000 of accumulated realized gain) and $580,109,000, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $718,950,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2018, the beginning of the fiscal year for Equity Income Account, Equity Income
Account’s pro forma results of operations for the year ended December 31, 2018, would have been $17,543,000 of net investment income,
$54,739,000 of net realized and unrealized loss on investments, and $37,196,000 of net decrease in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account that have been included in Equity Income Account’s statement of operations since October 12, 2018.
Effective June 7, 2019, Core Plus Bond Account acquired all the assets and assumed all the liabilities of Income Account pursuant to a plan of reorganization approved by shareholders December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,873,000 shares from Income Account for 1,210,000 shares valued at $13,863,000 of Core Plus Bond Account at an approximate exchange rate of .21 and .21 for Class 1 and Class 2 shares, respectively. The investment securities of Income Account, with a fair value of approximately $13,145,000 and a cost of $12,607,000 and $613,000 cash were the primary assets acquired by Core Plus Bond Account on
June 7, 2019. For financial reporting purposes, assets received, and shares issued by Core Plus Bond Account were recorded at fair value;
however, the cost basis of the investments received from Income Account were maintained through the reorganization. The net assets of
Income Account and Core Plus Bond Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately
$13,863,000 ($4,875,000 of accumulated realized gain) and $304,718,000, respectively. The aggregate net assets of Core Plus Bond Account immediately following the acquisition were $318,581,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for Core Plus Bond Account, Core Plus
Bond Account’s pro forma results of operations for the period ended June 30, 2019, would have been $7,249,000 of net investment income,
$20,829,000 of net realized and unrealized gain on investments, and $28,078,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

not practicable to separate the amounts of revenue and earnings of Income Account that have been included in Core Plus Bond Account’s statement of operations since June 7, 2019.
Effective June 7, 2019, LargeCap Growth Account I acquired all the assets and assumed all the liabilities of LargeCap Growth Account pursuant to a plan of reorganization approved by shareholders December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 4,657,000 shares from LargeCap Growth Account for 3,150,000 shares valued at $112,835,000 of LargeCap
Growth Account I at an approximate exchange rate of .68 and .67 for Class 1 and Class 2 shares, respectively. The investment securities of LargeCap Growth Account, with a fair value of approximately $109,603,000 and a cost of $97,236,000 and $3,176,000 cash were the primary assets acquired by LargeCap Growth Account I on June 7, 2019. For financial reporting purposes, assets received, and shares issued by LargeCap Growth Account I were recorded at fair value; however, the cost basis of the investments received from LargeCap
Growth Account were maintained through the reorganization. The net assets of LargeCap Growth Account and LargeCap Growth Account
I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $112,835,000 ($650,000 of accumulated realized gain) and $351,045,000, respectively. The aggregate net assets of LargeCap Growth Account I immediately following the acquisition were
$463,880,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for LargeCap Growth Account I, LargeCap
Growth Account I’s pro forma results of operations for the period ended June 30, 2019, would have been $91,000 of net investment income,
$87,116,000 of net realized and unrealized gain on investments, and $87,207,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Account that have been included in LargeCap Growth
Account I’s statement of operations since June 7, 2019.
Effective June 7, 2019, SAM Flexible Income Account acquired all the assets and assumed all the liabilities of Multi-Asset Income Account pursuant to a plan of reorganization approved by shareholders December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 43,000 shares from Multi-Asset Income Account for 35,000 shares valued at $453,000 of SAM Flexible Income
Account at an approximate exchange rate of .83 and .83 for Class 1 and Class 2 shares, respectively. $457,000 cash was the primary asset acquired by SAM Flexible Income Account on June 7, 2019. The net assets of Multi-Asset Income Account and SAM Flexible Income
Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $453,000 and $185,924,000, respectively.
The aggregate net assets of SAM Flexible Income Account immediately following the acquisition were $186,377,000. In accordance with
Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for SAM Flexible Income Account,
SAM Flexible Income Account’s pro forma results of operations for the period ended June 30, 2019, would have been $1,437,000 of net investment income, $13,889,000 of net realized and unrealized gain on investments, and $15,326,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi-Asset Income Account that have been included in
SAM Flexible Income Account’s statement of operations since June 7, 2019.
Effective June 14, 2019, Class 2 shares discontinued and converted into Class 1 shares for the following Accounts:
Both classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
Core Plus Bond Account Principal LifeTime 2020 Account
Diversified International Account Principal LifeTime 2030 Account
Government & High-Quality Bond Account Principal LifeTime 2040 Account
International Emerging Markets Account Principal LifeTime 2050 Account
LargeCap Growth Account I Short-Term Income Account
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:
Security Valuation. Certain of the Accounts, including Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and
Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM
Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio
(collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Balanced Volatility Control Account, Diversified
Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth
Volatility Control Account, and Diversified Income Account invest in other series of the Fund and in class R-6 and Institutional shares of series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Accounts invest in Principal Exchange-Traded Funds and other publicly traded investment funds, which are valued at the close of the exchange. The shares of the other series of the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Accounts (with the exception of Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified
Income Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of June
30, 2019:
Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary. Expenses included in the statements of operations of the Accounts reflect the expenses of each Account and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and expiring capital loss carry forwards. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Diversified International Account
Euro 18.8%
Japanese Yen 14.8%
British Pound Sterling 11.8%
Swiss Franc 8.9%
Canadian Dollar 8.4%
International Emerging Markets Account
Hong Kong Dollar 18.2%
Indian Rupee 12.4%
South Korean Won 11.4%
New Taiwan Dollar 10.3%
Brazilian Real 8.1%
South African Rand 6.0%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2019, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2015-2017.
Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities. At June
30, 2019, none of the Accounts had a deferred tax liability.
Recent Accounting Pronouncements. Effective August 17, 2018, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification . The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of December 31, 2018, the
Accounts have adopted the new amendments.
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2018-13, Fair Value
Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement , which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Accounts have adopted the removal and modification of disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt
Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Accounts have adopted the new amendments as of January 1, 2019.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the SEC, the Accounts and other registered investment companies managed by the
Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal
Funds Rate or (ii) the One Month London Interbank Offered Rate ("LIBOR") rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of the period ending June 30, 2019 .
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

During the period ended June 30, 2019, Accounts lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2019, Accounts borrowing from the Facility were as follows (amounts in thousands):
In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The Accounts did not borrow against the line of credit for the period ended June 30, 2019 .
Contingent Convertible Securities. Core Plus Bond Account invests in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and an account may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the account's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Bond Market Index Account
$644 3.25%
Core Plus Bond Account
53 2.95
Diversified International Account
4 3.00
Equity Income Account
2 2.97
Government & High Quality Bond
Account
12 3.00
LargeCap Growth Account I
17 2.96
LargeCap S&P 500 Index Account
560 3.22
LargeCap S&P 500 Managed
Volatility Index Account
47 2.99
Principal Capital Appreciation
Account
11 2.97
Real Estate Securities Account
3 2.94
Short-Term Income Account
6 2.99
SmallCap Account
13 2.96
Average Daily
Amount Borrowed
Weighted Average
Annual Interest Rate
Diversified Balanced Volatility
Control Account
$12 2.99%
Diversified Growth Volatility
Control Account
38 3.00
Diversified International Account
2 2.97
Government & High Quality Bond
Account
2 3.00
LargeCap S&P 500 Index Account
223 2.97
MidCap Account
87 3.00
Real Estate Securities Account
6 2.94
Short-Term Income Account
9 3.02
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Collateral information relating to securities on loan is included in the securities lending note to financial statements.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2019, no
Accounts had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Accounts may pledge cash to a broker for securities sold short.
As of June 30, 2019, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Accounts by the broker is received in the account’s custodian account.
As of June 30, 2019, deposits from counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Accounts’ investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency Contracts
and TBA Securities) Shorts
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 1 $ 8 $ — $ 9
LargeCap Growth Account I 126 — — — 126
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency Contracts
and TBA Securities) Shorts
Total Deposits from
Counterparty
Bond Market Index Account $ — $ — $ 428 $ — $ 428
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced
Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed
Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Principal LifeTime Accounts, and SAM
Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the
Accounts' ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on TBA securities, in which the Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the
Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the period, LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase an account’s exposure to the underlying instrument. Writing call options tends to decrease an account’s exposure to the underlying instrument. When an account writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. An account, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk an account may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that an account as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. An account may also purchase put and call options. Purchasing call options tends to increase an account's exposure
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

to the underlying instrument. Purchasing put options tends to decrease an account's exposure to the underlying instrument. An account pays a premium which is included on the account's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at  period end are included in the Accounts' schedules of investments.
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Accounts’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The
Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income is shown on the statements of operations. As of June 30, 2019, the Accounts had securities on loan as follows (in thousands):
Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion.
Market Value Collateral Value
Core Plus Bond Account $ 736 $ 758
Diversified International Account 374 392
LargeCap Growth Account I 1,10 6 1,143
MidCap Account 1,156 1,183
Short-Term Income Account 510 525
SmallCap Account 2,879 2,897
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities as applicable. As of June 30, 2019 , the Accounts had no commitments outstanding.
Short Sales. Bond Market Index Account entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations.
An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Core Plus Bond Account invested in swap agreements during the period. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade.
Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later.
These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Account, each SAM Portfolio, Diversified Balanced Account,
Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified
Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., and some of the Underlying Funds. Principal Real Estate Investors, LLC serves as sub-advisor to some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on
Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of June 30, 2019, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts' shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Account
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 99.48%
Core Plus Bond Account 23.00
Equity Income Account 30.85
Government & High Quality Bond Account 38.61
LargeCap S&P 500 Index Account 87.90
LargeCap S&P 500 Managed Volatility Index
Account 100.00
Asset Derivatives June 30, 2019 Liability Derivatives June 30, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 194
*
Payables, Total distributable earnings (accumulated loss)
$ 91
*
LargeCap Growth Account I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 17
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Account
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 118
*
Payables, Total distributable earnings (accumulated loss)
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
June 30, 2019:
Asset Derivatives June 30, 2019 Liability Derivatives June 30, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 661
*
Payables, Total distributable earnings (accumulated loss)
$ 434
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (320) $ (207)
Interest rate contracts Net realized gain (loss) Futures contracts/Net change in unrealized appreciation/(depreciation)
of Futures contracts
532 (216)
Total
$ 212 $ (423)
Diversified Balanced Volatility Control Account
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (256) $ 48
Diversified Growth Volatility Control Account
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (4,476) $ 1,487
LargeCap Growth Account I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 287 $ 19
LargeCap S&P 500 Index Account
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 5,226 $ 1,395
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions/Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ (18) $ 314
Contract Type Derivative Type Average Notional (‘000)
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 10,655
Interest Rate Contracts Futures - Long 13,974
Futures - Short 6,924
Diversified Balanced Volatility Control
Account
Equity Contracts Futures - Short 877
Diversified Growth Volatility Control
Account
Equity Contracts Futures - Short 27,307
LargeCap Growth Account I
Equity Contracts Futures - Long 2,087
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 33,117
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the account's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
Contract Type Derivative Type Average Notional (‘000)
LargeCap S&P 500 Managed Volatility
Index Account
Equity Contracts Futures - Long 3,367
Purchased Options 41
Written Options 41
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2019 in valuing the Accounts' securities carried at value (amounts shown in thousands):
Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Account
Bonds* $ — $ 796,050 $ — $ 796,050
Investment Companies 133,199 — — 133,199
Municipal Bonds* — 19,343 — 19,343
U.S. Government & Government Agency Obligations* — 1,515,757 — 1,515,757
Total investments in securities $ 133,199 $ 2,331,150 $ — $ 2,464,349
Core Plus Bond Account
Bonds* — 181,122 — 181,122
Common Stocks* 39 — — 39
Investment Companies 24,404 — — 24,404
Preferred Stocks
Consumer, Non-cyclical — — 7 7
Senior Floating Rate Interests* — 2,324 — 2,324
U.S. Government & Government Agency Obligations* — 132,743 — 132,743
Total investments in securities $ 24,443 $ 316,189 $ 7 $ 340,639
Assets
Interest Rate Contracts
Futures** 194 — — 194
Liabilities
Interest Rate Contracts
Futures** (91) — — (91)
Diversified Balanced Account
Bonds* — 2 — 2
Investment Companies 1,047,551 — — 1,047,551
Preferred Stocks
Consumer, Non-cyclical — — — —
Total investments in securities $ 1,047,551 $ 2 $ — $ 1,047,553
Diversified Balanced Managed Volatility Account
Investment Companies 174,317 — — 174,317
Total investments in securities $ 174,317 $ — $ — $ 174,317
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Balanced Volatility Control Account
Investment Companies $ 94,618 $ — $ — $ 94,618
Total investments in securities $ 94,618 $ — $ — $ 94,618
Diversified Growth Account
Investment Companies 3,767,075 — — 3,767,075
Total investments in securities $ 3,767,075 $ — $ — $ 3,767,075
Diversified Growth Managed Volatility Account
Investment Companies 352,54 6 — — 352,546
Total investments in securities $ 352,546 $ — $ — $ 352,546
Diversified Growth Volatility Control Account
Investment Companies 548,577 — — 548,577
Total investments in securities $ 548,577 $ — $ — $ 548,577
Diversified Income Account
Investment Companies 263,211 — — 263,211
Total investments in securities $ 263,211 $ — $ — $ 263,211
Diversified International Account
Common Stocks
Basic Materials 1,997 9,234 — 11,231
Communications 4,714 18,036 — 22,750
Consumer, Cyclical 6,398 36,565 — 42,963
Consumer, Non-cyclical 1,784 41,027 — 42,811
Energy 4,474 13,679 — 18,153
Financial 13,338 54,318 — 67,656
Industrial 4,561 18,079 — 22,640
Technology 477 21,187 — 21,664
Utilities — 6,388 — 6,388
Investment Companies 1,678 — — 1,678
Preferred Stocks 1,179 — — 1,179
Total investments in securities $ 40,600 $ 218,513 $ — $ 259,113
Equity Income Account
Common Stocks* 718,277 — — 718,277
Investment Companies 11,977 — — 11,977
Total investments in securities $ 730,254 $ — $ — $ 730,254
Government & High Quality Bond Account
Bonds* — 63,556 — 63,556
Investment Companies 6,172 — — 6,172
U.S. Government & Government Agency Obligations* — 154,387 — 154,387
Total investments in securities $ 6,172 $ 217,943 $ — $ 224,115
International Emerging Markets Account
Common Stocks
Basic Materials 1,521 2,170 — 3,691
Communications 5,787 9,990 — 15,777
Consumer, Cyclical 3,781 6,644 — 10,425
Consumer, Non-cyclical 2,356 4,738 — 7,094
Energy 355 8,073 — 8,428
Financial 4,105 20,682 — 24,787
Industrial — 4,600 — 4,600
Technology 948 11,055 — 12,003
Utilities — 1,170 — 1,170
Investment Companies 1,262 — — 1,262
Preferred Stocks 1,63 5 — — 1,63 5
Total investments in securities $ 21,75 0 $ 69,122 $ — $ 90,87 2
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Account I
Common Stocks* $ 464,543 $ — $ — $ 464,543
Convertible Preferred Stocks
Communications — — 596 596
Investment Companies 9,874 — — 9,874
Preferred Stocks
Communications — 119 — 119
Technology — 260 153 413
Total investments in securities $ 474,417 $ 379 $ 749 $ 475,545
Assets
Equity Contracts
Futures** 17 — — $ 17
LargeCap S&P 500 Index Account
Common Stocks* 2,567,931 — — 2,567,931
Investment Companies 14,139 — — 14,139
Total investments in securities $ 2,582,070 $ — $ — $ 2,582,070
Assets
Equity Contracts
Futures** 118 — — 118
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 205,174 — — 205,174
Investment Companies 13,550 — — 13,550
Purchased Options 627 — — 627
Total investments in securities $ 219,351 $ — $ — $ 219,351
Assets
Equity Contracts
Futures** 34 — — 34
Liabilities
Equity Contracts
Written Options (434) — — (434)
MidCap Account
Common Stocks* 593,327 — — 593,327
Investment Companies 2,598 — — 2,598
Total investments in securities $ 595,925 $ — $ — $ 595,925
Principal Capital Appreciation Account
Common Stocks* 150,76 2 — — 150,76 2
Investment Companies 2,357 — — 2,357
Total investments in securities $ 153,11 9 $ — $ — $ 153,11 9
Principal LifeTime 2010 Account
Investment Companies 32,343 — — 32,343
Total investments in securities $ 32,343 $ — $ — $ 32,343
Principal LifeTime 2020 Account
Investment Companies 192,283 — — 192,283
Total investments in securities $ 192,283 $ — $ — $ 192,283
Principal LifeTime 2030 Account
Investment Companies 167,105 — — 167,105
Total investments in securities $ 167,105 $ — $ — $ 167,105
Principal LifeTime 2040 Account
Investment Companies 76,010 — — 76,010
Total investments in securities $ 76,010 $ — $ — $ 76,010
Principal LifeTime 2050 Account
Investment Companies 35,990 — — 35,990
Total investments in securities $ 35,990 $ — $ — $ 35,990
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime
Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2060 Account
Investment Companies $ 6,765 $ — $ — $ 6,765
Total investments in securities $ 6,765 $ — $ — $ 6,765
Principal LifeTime Strategic Income Account
Investment Companies 23,509 — — 23,509
Total investments in securities $ 23,509 $ — $ — $ 23,509
Real Estate Securities Account
Common Stocks* 153,482 — — 153,482
Investment Companies 1,129 — — 1,129
Total investments in securities $ 154,611 $ — $ — $ 154,611
SAM Balanced Portfolio
Investment Companies 702,340 — — 702,340
Total investments in securities $ 702,340 $ — $ — $ 702,340
SAM Conservative Balanced Portfolio
Investment Companies 187,792 — — 187,792
Total investments in securities $ 187,792 $ — $ — $ 187,792
SAM Conservative Growth Portfolio
Investment Companies 337,921 — — 337,921
Total investments in securities $ 337,921 $ — $ — $ 337,921
SAM Flexible Income Portfolio
Investment Companies 186,615 — — 186,615
Total investments in securities $ 186,615 $ — $ — $ 186,615
SAM Strategic Growth Portfolio
Investment Companies 292,324 — — 292,324
Total investments in securities $ 292,324 $ — $ — $ 292,324
Short-Term Income Account
Bonds* — 127,421 — 127,421
Investment Companies 2,570 — — 2,570
U.S. Government & Government Agency Obligations* — 1,640 — 1,640
Total investments in securities $ 2,570 $ 129,061 $ — $ 131,631
SmallCap Account
Common Stocks* 183,643 — — 183,643
Investment Companies 6,407 — — 6,407
Total investments in securities $ 190,050 $ — $ — $ 190,050
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Accounts do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Accounts are as follows:
The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expired April 30, 2019, were as follows:
Net Assets of Accounts (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .90 .85 .80 .75 .70
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Accounts (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
International Emerging Markets Account 1.25 1.20 1.15 1.10 1.05
Net Assets of Account (in millions)
First
$200
Next
$300
Over
$500
Short-Term Income Account .50% .45% .40%
Net Assets of Account (in millions)
First
$500
Over
$500
Principal Capital Appreciation Account .625% .50%
Net Assets of Accounts (in billions)
First $2 Over $2
Government & High Quality Bond Account .50% .45%
All Net Assets
Bond Market Index Account .25%
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Index Account .25
LargeCap S&P 500 Managed Volatility Index
Account
.45
Period from January 1, 2019
through April 30, 2019
Class 1 Class 2
SAM Balanced Portfolio .86% 1.11%
SAM Conservative Balanced Portfolio .84 1.09
SAM Conservative Growth Portfolio .99 1.24
SAM Strategic Growth Portfolio .99 1.24
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

The Manager has contractually agreed to limit certain of the Accounts' management and investment advisory fees. The expense limit will reduce the account's management and investment advisory fees by the following amounts:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:
*Period from June 10, 2019 through June 30, 2019. Prior to June 10, 2019, there was no contractual limit.
The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2020.
In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:
Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the
Manager), the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each account and is shown on the statements of operations.
Affiliated Ownership. At June 30, 2019, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):
Expiration
Bond Market Index Account .100% April 30, 2020
International Emerging Markets Account .150 April 30, 2020
LargeCap Growth Account I .016 April 30, 2020
Real Estate Securities Account .020 April 30, 2020
Period from January 1, 2019 through June 30, 2019
Class 1 Class 2 Expiration
Diversified Balanced Managed Volatility Account N/A .31% April 30, 2020
Diversified Balanced Volatility Control Account N/A .39 April 30, 2020
Diversified Growth Managed Volatility Account N/A .31 April 30, 2020
Diversified Growth Volatility Control Account N/A .39 April 30, 2019
International Emerging Markets Account 1.20% N/A April 30, 2020
LargeCap Growth Account I .69* N/A April 30, 2021
Principal LifeTime 2060 Account .10 N/A April 30, 2020
Expense Limit
Class 2
Diversified Balanced Account .31%
Diversified Growth Account .31
Diversified Income Account .31
Class 1 Class 2
Bond Market Index Account 1,195 N/A
Core Plus Bond Account 20,813 N/A
Diversified Balanced Account 2,377 60,670
Diversified Balanced Managed Volatility Account N/A 13,825
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

6. Capital Share Transactions
The following table reflects the conversion of Class 2 shares into Class 1 shares (reflected in the statements of changes in net assets as Class 2 shares and dollars redeemed and Class 1 dollars sold) for the period ended June 30, 2019 (amounts in thousands).
7. Investment Transactions
For the period ended June 30, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts in thousands):
Class 1 Class 2
Diversified Balanced Volatility Control Account N/A 8,383
Diversified Growth Account N/A 204,073
Diversified Growth Managed Volatility Account N/A 26,947
Diversified Growth Volatility Control Account N/A 47,916
Diversified Income Account N/A 19,218
Diversified International Account 16,273 N/A
Equity Income Account 13,844 208
Government & High Quality Bond Account 13,601 N/A
International Emerging Markets Account 5,459 N/A
LargeCap Growth Account I 12,616 N/A
LargeCap S&P 500 Index Account 15,578 536
MidCap Account 8,921 N/A
Principal Capital Appreciation Account 3,979 100
Principal LifeTime 2010 Account 2,419 N/A
Principal LifeTime 2020 Account 13,600 N/A
Principal LifeTime 2030 Account 12,597 N/A
Principal LifeTime 2040 Account 4,696 N/A
Principal LifeTime 2050 Account 2,298 N/A
Principal LifeTime 2060 Account 467 N/A
Principal LifeTime Strategic Income Account 1,914 N/A
Real Estate Securities Account 6,950 190
SAM Balanced Portfolio 34,550 1,165
SAM Conservative Balanced Portfolio 13,241 595
SAM Conservative Growth Portfolio 8,998 589
SAM Flexible Income Portfolio 11,774 1,106
SAM Strategic Growth Portfolio 6,929 373
Short-Term Income Account 49,401 N/A
SmallCap Account 10,660 105
Shares Dollars
Core Plus Bond Account 129 $ 1,465
Diversified International Account 147 2,256
Government & High-Quality Bond Account 274 2,691
International Emerging Markets Account 117 1,851
LargeCap Growth Account I 145 5,163
Principal LifeTime 2020 Account 105 1,447
Principal LifeTime 2030 Account 167 2,145
Principal LifeTime 2040 Account 57 895
Principal LifeTime 2050 Account 75 1,139
Short-Term Income Account 1,570 4,045
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Account $ 624,296 $ 675,418 $ 26,556 $ 16,952
Core Plus Bond Account 186,350 200,839 — —
Diversified Balanced Account 74,635 147,555 — —
Diversified Balanced Managed Volatility
Account 13,643 19,638 — —
Diversified Balanced Volatility Control
Account 44,722 11,331 — —
Diversified Growth Account 237,513 420,460 — —
Diversified Growth Managed Volatility
Account 23,675 37,588 — —
Diversified Growth Volatility Control
Account 244,432 55,065 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

For the period ended June 30, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Accounts were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2019 and December
31, 2018 were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Diversified Income Account 31,454 33,955 — —
Diversified International Account 62,200 68,716 — —
Equity Income Account 57,154 90,942 — —
Government & High Quality Bond Account 11,509 15,449 — —
International Emerging Markets Account 73,822 74,342 — —
LargeCap Growth Account I 59,818 65,406 — —
LargeCap S&P 500 Index Account 28,281 184,548 — —
LargeCap S&P 500 Managed Volatility
Index Account 3,107 16,281 — —
MidCap Account 32,467 70,661 — —
Principal Capital Appreciation Account 37,220 44,704 — —
Principal LifeTime 2010 Account 8,871 11,301 — —
Principal LifeTime 2020 Account 41,008 42,699 — —
Principal LifeTime 2030 Account 16,699 12,587 — —
Principal LifeTime 2040 Account 9,033 6,575 — —
Principal LifeTime 2050 Account 2,884 3,458 — —
Principal LifeTime 2060 Account 2,463 1,247 — —
Principal LifeTime Strategic Income
Account 7,843 6,729 — —
Real Estate Securities Account 17,098 25,837 — —
SAM Balanced Portfolio 100,147 142,483 — —
SAM Conservative Balanced Portfolio 40,884 44,596 — —
SAM Conservative Growth Portfolio 21,336 36,270 — —
SAM Flexible Income Portfolio 53,662 63,691 — —
SAM Strategic Growth Portfolio 32,971 38,483 — —
Short-Term Income Account 45,055 66,994 — —
SmallCap Account 35,647 49,390 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Account $ 740,988 $ 682,524 $ 5,197 $ 3,353
Core Plus Bond Account 73,519 62,616 — —
Government & High Quality Bond Account 688 9,273 — —
Short-Term Income Account 3,101 5,650 — —
Ordinary Income Long-Term Capital Gain Section 1250 Gain
2019 2018 2019 2018* 2019 2018^
Bond Market Index Account $ — $ 52,158 $ — $ — $ — $ —
Core Plus Bond Account — 9,636 — — — —
Diversified Balanced Account — 28,469 — 12,445 — —
Diversified Balanced Managed Volatility
Account — 6,912 — 826 — —
Diversified Balanced Volatility Control
Account — 434 — 148 — —
Diversified Growth Account — 106,005 — 29,490 — —
Diversified Growth Managed Volatility
Account — 15,420 — 1,876 — —
Diversified Growth Volatility Control
Account — 2,237 — 875 — —
Diversified Income Account — 5,794 — 1,114 — —
Diversified International Account — 6,007 — — — —
Equity Income Account — 13,448 — 33,719 — —
Government & High Quality Bond
Account — 8,671 — — — —
International Emerging Markets Account — 1,238 — — — —
LargeCap Growth Account I — 452 — 23,404 — —
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2018, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Long-Term Capital Gain Section 1250 Gain
2019 2018 2019 2018* 2019 2018^
LargeCap S&P 500 Index Account — 45,501 — 83,371 — —
LargeCap S&P 500 Managed Volatility
Index Account — 3,114 — — — —
MidCap Account — 1,796 — 72,238 — —
Principal Capital Appreciation Account — 1,753 — 8,213 — —
Principal LifeTime 2010 Account — 1,158 — 833 — —
Principal LifeTime 2020 Account — 5,625 — 5,222 — —
Principal LifeTime 2030 Account — 4,192 — 4,713 — —
Principal LifeTime 2040 Account — 1,460 — 2,199 — —
Principal LifeTime 2050 Account — 834 — 1,336 — —
Principal LifeTime 2060 Account — 124 — 181 — —
Principal LifeTime Strategic Income
Account — 631 — 245 — —
Real Estate Securities Account — 2,980 — 11, 385 — 222
SAM Balanced Portfolio — 24,236 — 34,263 — —
SAM Conservative Balanced Portfolio — 6,540 — 6,843 — —
SAM Conservative Growth Portfolio — 10,266 — 15,434 — —
SAM Flexible Income Portfolio — 8,176 — 4,660 — —
SAM Strategic Growth Portfolio — 7,336 — 14,491 — —
Short-Term Income Account — 3,321 — — — —
SmallCap Account — 1,441 — 12,058 — —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences *
Total
Accumulated
Earnings
(Deficit)
Bond Market Index Account $ 63,572 $ — $ (30,485) $ (40,862) $ — $ (7,775)
Core Plus Bond Account 10,175 — (6,805) (10,493) 91 (7,032)
Diversified Balanced Account 19,154 42,189 — 157,011 — 218,354
Diversified Balanced Managed Volatility
Account 2,984 2,349 — 4,273 — 9,606
Diversified Balanced Volatility Control
Account 1,238 761 — (3,555) — (1,556)
Diversified Growth Account 66,026 132,157 — 522,803 — 720,986
Diversified Growth Managed Volatility
Account 6,092 4,546 — 11,480 — 22,118
Diversified Growth Volatility Control Account 5,623 4,663 — (24,021) — (13,735)
Diversified Income Account 4,541 5,616 — 12,646 — 22,803
Diversified International Account 4,108 12,521 — 2,524 — 19,153
Equity Income Account 17,075 16,183 — 182,774 — 216,032
Government & High Quality Bond Account 6,456 — (8,862) (7,132) (39) (9,577)
International Emerging Markets Account 801 2,283 — 991 — 4,075
LargeCap Growth Account I 244 34,548 — 75,432 (15) 110,209
LargeCap S&P 500 Index Account 49,196 111,411 — 687,866 — 848,473
LargeCap S&P 500 Managed Volatility Index
Account 3,610 14,917 — 30,141 (17,046) 31,622
MidCap Account 1,526 79,299 — 100,053 — 180,878
Principal Capital Appreciation Account 2,596 13,120 — 40,099 — 55,815
Principal LifeTime 2010 Account 910 1,712 — (424) — 2,198
Principal LifeTime 2020 Account 4,556 8,015 — (2,993) — 9,578
Principal LifeTime 2030 Account 3,600 8,675 — (5,610) — 6,665
Principal LifeTime 2040 Account 1,500 3,851 — (3,200) — 2,151
Principal LifeTime 2050 Account 718 2,142 — (1,422) — 1,438
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

*Represents book-to-tax accounting differences.
^Undistributed Ordinary Income reported includes $327 of undistributed Section 1250 Capital Gains.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2018, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended December 31, 2018, the following accounts had utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account's taxable year subsequent to October 31. For the taxable year ended December 31, 2018, the Accounts do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts' distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2018, the Accounts recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences *
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime 2060 Account 130 325 — (451) — 4
Principal LifeTime Strategic Income Account 610 984 — (315) — 1,279
Real Estate Securities Account 3,463 ^ 9,689 — 15,761 — 28,913
SAM Balanced Portfolio 17,360 24,097 — 41,777 — 83,234
SAM Conservative Balanced Portfolio 5,314 3,637 — 3,247 — 12,198
SAM Conservative Growth Portfolio 5,905 15,505 — 9,048 — 30,458
SAM Flexible Income Portfolio 6,505 5,218 — 732 — 12,455
SAM Strategic Growth Portfolio 4,270 15,096 — (6,605) — 12,761
Short-Term Income Account 3,393 — (989) (1,224) (7) 1,173
SmallCap Account 6,339 23,412 — (6,178) — 23,573
Short-Term Long-Term Total
Bond Market Index Account $ 7,790 $ 22,695 $ 30,485
Core Plus Bond Account 2,741 4,064 6,805
Government & High Quality Bond Account 502 8,360 8,862
Short-Term Income Account 305 684 989
Utilized
International Emerging Markets Account 549
LargeCap S&P 500 Managed Volatility Index Account 6,131
Total Distributable
Earnings (Accumulated
Loss)
Capital Shares and
Additional Paid-in-Capital
Equity Income Account $ (6,455) $ 6,455
LargeCap Growth Account I (5,038) 5,038
LargeCap S&P 500 Index Account (21,981) 21,981
MidCap Account (10,946) 10,946
Principal Capital Appreciation Account (2,184) 2,184
Real Estate Securities Account 59 (59)
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Federal Income Tax Basis. At June 30, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation/
(Depreciation)
Cost for Federal
Income Tax
Purposes
Bond Market Index Account $ 73,040 $ (9,262) $ 63,778 $ 2,400,571
Core Plus Bond Account 9,227 (3,960) 5,267 335,372
Diversified Balanced Account 260,811 (1,119) 259,692 787,861
Diversified Balanced Managed Volatility Account 21,688 (221) 21,467 152,850
Diversified Balanced Volatility Control Account 4,596 (1,053) 3,543 91,075
Diversified Growth Account 969,516 (9,742) 959,774 2,807,301
Diversified Growth Managed Volatility Account 51,324 (704) 50,620 301,926
Diversified Growth Volatility Control Account 27,526 (3,554) 23,972 524,605
Diversified Income Account 36,556 (348) 36,208 227,003
Diversified International Account 42,681 (8,232) 34,449 224,664
Equity Income Account 286,970 (15,465) 271,505 458,749
Government & High Quality Bond Account 4,481 (4,367) 114 224,001
International Emerging Markets Account 10,993 (2,447) 8,546 82,326
LargeCap Growth Account I 146,419 (6,189) 140,230 335,315
LargeCap S&P 500 Index Account 1,094,494 (100,381) 994,113 1,587,957
LargeCap S&P 500 Managed Volatility Index Account 67,565 (9,579) 57,986 161,365
MidCap Account 218,991 (6,194) 212,797 383,128
Principal Capital Appreciation Account 60,132 (1,789) 58,343 94,776
Principal LifeTime 2010 Account 3,049 (704) 2,345 29,998
Principal LifeTime 2020 Account 23,034 (5,577) 17,457 174,826
Principal LifeTime 2030 Account 19,027 (3,978) 15,049 152,056
Principal LifeTime 2040 Account 8,986 (1,816) 7,170 68,840
Principal LifeTime 2050 Account 4,870 (900) 3,970 32,020
Principal LifeTime 2060 Account 630 (180) 450 6,315
Principal LifeTime Strategic Income Account 1,751 (425) 1,326 22,183
Real Estate Securities Account 38,513 (1,800) 36,713 117,898
SAM Balanced Portfolio 113,729 (2,610) 111,119 591,221
SAM Conservative Balanced Portfolio 19,895 (2,311) 17,584 170,208
SAM Conservative Growth Portfolio 54,700 (1,556) 53,144 284,777
SAM Flexible Income Portfolio 13,600 (2,647) 10,953 175,662
SAM Strategic Growth Portfolio 37,057 (1,430) 35,627 256,697
Short-Term Income Account 1,843 (429) 1,414 130,217
SmallCap Account 38,150 (17,072) 21,078 168,972
8. Federal Tax Information (continued)

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.37% Shares Held Value (000's)
Money Market Funds - 5.37%
First American Government Obligations Fund
2.28%
(a)
428,193 $ 428
Principal Government Money Market Fund
2.23%
(a),(b)
132,771,206 132,771
$ 133,199
TOTAL INVESTMENT COMPANIES $ 133,199
BONDS - 32.09%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc /The
3.50%, 10/01/2020 $ 30 $ 30
3.75%, 10/01/2021 300 308
5.40%, 10/01/2048 300 334
Omnicom Group Inc / Omnicom Capital Inc
4.45%, 08/15/2020 128 131
$ 803
Aerospace & Defense - 0.57%
Boeing Co/The
1.88%, 06/15/2023 500 491
2.25%, 06/15/2026 500 487
2.80%, 03/01/2024 600 610
3.50%, 03/01/2039 600 599
3.83%, 03/01/2059 300 300
3.90%, 05/01/2049 90 94
5.88%, 02/15/2040 154 202
Embraer Netherlands Finance BV
5.05%, 06/15/2025 300 324
General Dynamics Corp
2.13%, 08/15/2026 350 343
2.25%, 11/15/2022 15 15
3.38%, 05/15/2023 300 313
3.50%, 05/15/2025 300 320
3.75%, 05/15/2028 300 328
L3 Technologies Inc
4.95%, 02/15/2021 277 286
L3Harris Technologies Inc
3.83%, 04/27/2025 500 526
Lockheed Martin Corp
2.50%, 11/23/2020 255 256
3.35%, 09/15/2021 102 105
3.55%, 01/15/2026 240 255
3.60%, 03/01/2035 350 365
3.80%, 03/01/2045 25 27
4.07%, 12/15/2042 47 52
4.09%, 09/15/2052 389 433
4.70%, 05/15/2046 25 31
Northrop Grumman Corp
2.55%, 10/15/2022 380 381
3.20%, 02/01/2027 500 513
3.50%, 03/15/2021 277 282
3.85%, 04/15/2045 500 515
4.03%, 10/15/2047 25 27
Raytheon Co
2.50%, 12/15/2022 20 20
3.13%, 10/15/2020 77 78
4.88%, 10/15/2040 154 185
Rockwell Collins Inc
3.50%, 03/15/2027 325 338
4.35%, 04/15/2047 40 44
4.80%, 12/15/2043 460 523
Spirit AeroSystems Inc
3.95%, 06/15/2023 250 258
4.60%, 06/15/2028 300 315
United Technologies Corp
1.95%, 11/01/2021 80 79
2.30%, 05/04/2022 600 599
3.10%, 06/01/2022 530 542
3.13%, 05/04/2027 15 15
3.65%, 08/16/2023 450 471
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
United Technologies Corp   (continued)
3.75%, 11/01/2046 $ 30 $ 31
4.05%, 05/04/2047 300 320
4.13%, 11/16/2028 435 478
4.15%, 05/15/2045 40 43
4.50%, 06/01/2042 600 679
4.63%, 11/16/2048 210 245
5.70%, 04/15/2040 51 65
6.13%, 07/15/2038 18 24
6.70%, 08/01/2028 175 225
$ 14,057
Agriculture - 0.29%
Altria Group Inc
2.85%, 08/09/2022 40 40
3.88%, 09/16/2046 60 53
4.00%, 01/31/2024 350 367
4.25%, 08/09/2042 25 23
4.75%, 05/05/2021 163 170
4.80%, 02/14/2029 785 845
5.80%, 02/14/2039 630 708
6.20%, 02/14/2059 310 353
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 851
4.48%, 03/01/2021 29 30
BAT Capital Corp
2.76%, 08/15/2022 580 581
3.56%, 08/15/2027 550 547
4.54%, 08/15/2047 325 302
Philip Morris International Inc
1.88%, 02/25/2021 70 70
2.38%, 08/17/2022 30 30
2.75%, 02/25/2026 310 312
2.90%, 11/15/2021 81 82
3.25%, 11/10/2024 30 31
4.25%, 11/10/2044 30 31
4.38%, 11/15/2041 61 64
4.50%, 03/20/2042 400 431
4.88%, 11/15/2043 35 40
Reynolds American Inc
4.00%, 06/12/2022 30 31
4.45%, 06/12/2025 250 265
4.85%, 09/15/2023 350 376
5.70%, 08/15/2035 25 27
5.85%, 08/15/2045 415 447
$ 7,107
Airlines - 0.05%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 301 311
Continental Airlines 2012-2 Class A Pass Through
Trust
4.00%, 04/29/2026 145 151
Delta Air Lines 2007-1 Class A Pass Through
Trust
6.82%, 02/10/2024 55 60
Southwest Airlines Co
2.65%, 11/05/2020 500 502
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 160 166
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 137 145
$ 1,335
Apparel - 0.04%
NIKE Inc
2.25%, 05/01/2023 200 201
3.38%, 11/01/2046 350 346
3.63%, 05/01/2043 200 205

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel (continued)
Ralph Lauren Corp
3.75%, 09/15/2025 $ 300 $ 318
$ 1,070
Automobile Asset Backed Securities - 0.23%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 1,500 1,511
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 1,000 997
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022 1,000 1,002
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 600 603
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,523
$ 5,636
Automobile Manufacturers - 0.52%
American Honda Finance Corp
1.70%, 09/09/2021 30 30
2.45%, 09/24/2020 1,025 1,027
3.55%, 01/12/2024 50 53
Daimler Finance North America LLC
8.50%, 01/18/2031 127 189
Ford Motor Co
5.29%, 12/08/2046 380 354
7.45%, 07/16/2031 125 148
Ford Motor Credit Co LLC
3.34%, 03/18/2021 1,000 1,005
4.13%, 08/04/2025 200 200
4.25%, 09/20/2022 200 205
4.39%, 01/08/2026 200 201
4.69%, 06/09/2025 200 205
5.11%, 05/03/2029 500 511
5.60%, 01/07/2022 400 423
5.88%, 08/02/2021 400 422
General Motors Co
4.88%, 10/02/2023 25 27
5.00%, 10/01/2028 400 420
5.40%, 04/01/2048 360 352
6.75%, 04/01/2046 25 28
General Motors Financial Co Inc
3.15%, 06/30/2022 30 30
3.20%, 07/13/2020 25 25
3.20%, 07/06/2021 330 333
3.25%, 01/05/2023 400 401
3.45%, 01/14/2022 30 30
3.45%, 04/10/2022 325 330
3.50%, 11/07/2024 300 299
3.55%, 07/08/2022 500 509
3.70%, 05/09/2023 325 330
3.95%, 04/13/2024 5 5
4.30%, 07/13/2025 325 335
4.35%, 01/17/2027 30 31
4.38%, 09/25/2021 330 341
5.10%, 01/17/2024 500 535
5.25%, 03/01/2026 1,020 1,094
PACCAR Financial Corp
3.10%, 05/10/2021 300 305
3.15%, 08/09/2021 200 204
Toyota Motor Corp
3.67%, 07/20/2028 200 217
Toyota Motor Credit Corp
2.25%, 10/18/2023 350 349
2.60%, 01/11/2022 30 30
2.63%, 01/10/2023 100 101
3.30%, 01/12/2022 77 79
3.35%, 01/08/2024 400 418
3.45%, 09/20/2023 400 419
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
3.65%, 01/08/2029 $ 400 $ 432
$ 12,982
Automobile Parts & Equipment - 0.02%
BorgWarner Inc
3.38%, 03/15/2025 500 515
Banks - 5.97%
Australia & New Zealand Banking Group Ltd
2.13%, 08/19/2020 250 250
Australia & New Zealand Banking Group Ltd/
New York NY
2.30%, 06/01/2021 310 310
2.63%, 05/19/2022 250 252
Banco Santander SA
3.13%, 02/23/2023 600 609
Bank of America Corp
2.37%, 07/21/2021
(c)
500 499
3 Month USD LIBOR + 0.66%
2.63%, 04/19/2021 750 755
2.82%, 07/21/2023
(c)
500 505
3 Month USD LIBOR + 0.93%
3.00%, 12/20/2023
(c)
1,389 1,414
3 Month USD LIBOR + 0.79%
3.12%, 01/20/2023
(c)
500 507
3 Month USD LIBOR + 1.16%
3.25%, 10/21/2027 40 41
3.30%, 01/11/2023 330 340
3.37%, 01/23/2026
(c)
500 516
3 Month USD LIBOR + 0.81%
3.42%, 12/20/2028
(c)
1,041 1,071
3 Month USD LIBOR + 1.04%
3.50%, 05/17/2022
(c)
300 306
3 Month USD LIBOR + 0.63%
3.50%, 04/19/2026 795 833
3.59%, 07/21/2028
(c)
500 521
3 Month USD LIBOR + 1.37%
3.71%, 04/24/2028
(c)
1,000 1,051
3 Month USD LIBOR + 1.51%
3.82%, 01/20/2028
(c)
400 423
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(c)
300 315
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 32
3.95%, 04/21/2025 830 870
3.97%, 02/07/2030
(c)
1,000 1,072
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 535
4.18%, 11/25/2027 60 64
4.20%, 08/26/2024 25 27
4.27%, 07/23/2029
(c)
360 393
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(c)
310 346
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(c)
30 34
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 30
5.63%, 07/01/2020 380 392
5.70%, 01/24/2022 580 629
5.88%, 02/07/2042 228 303
7.75%, 05/14/2038 850 1,255
Bank of America NA
6.00%, 10/15/2036 250 330
Bank of Montreal
1.90%, 08/27/2021 15 15
2.55%, 11/06/2022 15 15
3.10%, 04/13/2021 1,000 1,015
3.30%, 02/05/2024 400 415

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The
2.35%, 10/21/2020 $ 500 $ 500
2.45%, 09/19/2022 30 30
2.70%, 03/07/2022 15 15
3.13%, 04/20/2021 1,000 1,015
3.40%, 02/11/2024 400 416
4.50%, 12/16/2025 500 538
Barclays Bank PLC
2.65%, 01/11/2021 350 351
5.14%, 10/14/2020 1,000 1,028
Barclays PLC
3.20%, 08/10/2021 200 201
3.25%, 01/12/2021 200 201
3.68%, 01/10/2023 200 203
4.34%, 01/10/2028 1,030 1,055
4.38%, 01/12/2026 200 207
4.97%, 05/16/2029
(c)
210 224
3 Month USD LIBOR + 1.90%
BB&T Corp
2.15%, 02/01/2021 400 399
BNP Paribas SA
4.25%, 10/15/2024 750 788
5.00%, 01/15/2021 77 80
BPCE SA
4.00%, 04/15/2024 250 266
Branch Banking & Trust Co
2.85%, 04/01/2021 1,000 1,009
3.63%, 09/16/2025 250 263
3.80%, 10/30/2026 250 265
Canadian Imperial Bank of Commerce
3.50%, 09/13/2023 500 523
Citibank NA
2.13%, 10/20/2020 400 399
3.17%, 02/19/2022
(c)
400 405
3 Month USD LIBOR + 0.53%
3.65%, 01/23/2024 500 526
Citigroup Inc
2.35%, 08/02/2021 25 25
2.70%, 03/30/2021 30 30
2.70%, 10/27/2022 900 908
2.75%, 04/25/2022 15 15
2.88%, 07/24/2023
(c)
200 203
3 Month USD LIBOR + 0.95%
2.90%, 12/08/2021 1,000 1,010
3.20%, 10/21/2026 770 785
3.50%, 05/15/2023 600 619
3.67%, 07/24/2028
(c)
1,200 1,252
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 527
3.88%, 10/25/2023 30 32
3.89%, 01/10/2028
(c)
400 423
3 Month USD LIBOR + 1.56%
4.05%, 07/30/2022 200 209
4.07%, 04/23/2029
(c)
240 258
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(c)
330 369
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 558
4.40%, 06/10/2025 780 832
4.45%, 09/29/2027 20 22
4.50%, 01/14/2022 454 477
4.60%, 03/09/2026 60 65
4.65%, 07/30/2045 222 256
5.30%, 05/06/2044 25 30
5.50%, 09/13/2025 325 368
5.88%, 01/30/2042 328 433
6.63%, 06/15/2032 112 145
6.68%, 09/13/2043 30 42
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
8.13%, 07/15/2039 $ 132 $ 211
Citizens Bank NA/Providence RI
2.55%, 05/13/2021 250 251
Cooperatieve Rabobank UA
3.88%, 02/08/2022 328 341
3.95%, 11/09/2022 300 311
4.50%, 01/11/2021 51 53
5.25%, 05/24/2041 500 641
5.25%, 08/04/2045 250 302
5.75%, 12/01/2043 250 318
Cooperatieve Rabobank UA/NY
2.50%, 01/19/2021 500 502
Credit Suisse AG/New York NY
3.00%, 10/29/2021 250 254
3.63%, 09/09/2024 400 421
Credit Suisse Group Funding Guernsey Ltd
3.13%, 12/10/2020 300 302
3.75%, 03/26/2025 750 783
4.88%, 05/15/2045 500 584
Deutsche Bank AG/New York NY
3.38%, 05/12/2021 500 497
4.10%, 01/13/2026 500 494
4.25%, 10/14/2021 400 406
5.00%, 02/14/2022 400 412
Discover Bank
3.20%, 08/09/2021 250 254
4.20%, 08/08/2023 250 265
4.25%, 03/13/2026 500 530
Fifth Third Bancorp
2.88%, 07/27/2020 60 60
4.30%, 01/16/2024 30 32
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 700 700
2.88%, 10/01/2021 200 202
3.85%, 03/15/2026 700 739
Goldman Sachs Group Inc /The
2.35%, 11/15/2021 780 779
2.75%, 09/15/2020 500 502
2.88%, 02/25/2021 90 91
3.00%, 04/26/2022 25 25
3.50%, 01/23/2025 1,500 1,552
3.50%, 11/16/2026 2,000 2,049
3.63%, 02/20/2024 1,000 1,043
3.69%, 06/05/2028
(c)
1,000 1,033
3 Month USD LIBOR + 1.51%
3.75%, 05/22/2025 30 31
3.85%, 07/08/2024 20 21
3.85%, 01/26/2027 60 63
4.02%, 10/31/2038
(c)
750 775
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(c)
415 445
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,357
4.41%, 04/23/2039
(c)
180 195
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 29
5.15%, 05/22/2045 310 355
5.25%, 07/27/2021 502 531
5.75%, 01/24/2022 228 246
6.75%, 10/01/2037 30 39
HSBC Holdings PLC
2.65%, 01/05/2022 200 201
2.95%, 05/25/2021 700 706
3.60%, 05/25/2023 500 520
3.90%, 05/25/2026 395 413
3.95%, 05/18/2024
(c)
400 418
3 Month USD LIBOR + 0.99%

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
3.97%, 05/22/2030
(c)
$ 400 $ 418
3 Month USD LIBOR + 1.61%
4.00%, 03/30/2022 148 154
4.04%, 03/13/2028
(c)
500 525
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 528
4.29%, 09/12/2026
(c)
500 532
3 Month USD LIBOR + 1.35%
4.30%, 03/08/2026 945 1,015
4.58%, 06/19/2029
(c)
365 399
3 Month USD LIBOR + 1.53%
5.10%, 04/05/2021 728 761
5.25%, 03/14/2044 500 585
6.10%, 01/14/2042 174 237
6.50%, 05/02/2036 420 544
HSBC USA Inc
2.75%, 08/07/2020 500 503
Huntington Bancshares Inc /OH
2.30%, 01/14/2022 500 500
Huntington National Bank/The
3.25%, 05/14/2021 400 407
3.55%, 10/06/2023 400 419
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 500 498
ING Groep NV
3.55%, 04/09/2024 400 414
JPMorgan Chase & Co
2.30%, 08/15/2021 880 879
2.55%, 10/29/2020 1,000 1,002
2.75%, 06/23/2020 1,000 1,004
2.78%, 04/25/2023
(c)
250 252
3 Month USD LIBOR + 0.94%
2.97%, 01/15/2023 1,040 1,055
3.13%, 01/23/2025 1,000 1,028
3.20%, 01/25/2023 1,025 1,052
3.20%, 06/15/2026 25 26
3.25%, 09/23/2022 320 329
3.30%, 04/01/2026 500 517
3.38%, 05/01/2023 400 411
3.51%, 01/23/2029
(c)
400 416
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 26
3.80%, 07/23/2024
(c)
270 283
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 20 21
3.88%, 09/10/2024 500 526
3.88%, 07/24/2038
(c)
500 524
3 Month USD LIBOR + 1.36%
3.96%, 01/29/2027
(c)
1,000 1,070
3 Month USD LIBOR + 1.25%
3.96%, 11/15/2048
(c)
400 424
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(c)
270 291
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(c)
30 32
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(c)
300 328
3 Month USD LIBOR + 1.26%
4.25%, 10/15/2020 70 72
4.25%, 10/01/2027 10 11
4.26%, 02/22/2048
(c)
500 551
3 Month USD LIBOR + 1.58%
4.40%, 07/22/2020 212 217
4.50%, 01/24/2022 257 271
4.63%, 05/10/2021 287 299
4.85%, 02/01/2044 20 24
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
4.95%, 06/01/2045 $ 55 $ 65
5.40%, 01/06/2042 102 130
5.60%, 07/15/2041 154 200
5.63%, 08/16/2043 375 476
6.40%, 05/15/2038 200 276
KeyCorp
2.90%, 09/15/2020 30 30
5.10%, 03/24/2021 102 107
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(d)
380 248
0.00%, 06/29/2037
(d)
200 127
1.50%, 06/15/2021 1,290 1,282
1.63%, 03/15/2021 1,170 1,165
1.88%, 11/30/2020 500 500
2.00%, 05/02/2025 880 886
2.13%, 03/07/2022 500 504
2.13%, 06/15/2022 960 969
2.13%, 01/17/2023 500 505
2.38%, 12/29/2022 600 612
2.63%, 01/25/2022 1,257 1,283
2.63%, 02/28/2024 1,500 1,553
2.75%, 09/08/2020 300 303
Landwirtschaftliche Rentenbank
1.75%, 07/27/2026 500 493
2.00%, 01/13/2025 300 302
Lloyds Bank PLC
3.30%, 05/07/2021 500 508
6.38%, 01/21/2021 51 54
Lloyds Banking Group PLC
3.57%, 11/07/2028
(c)
630 631
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 524
4.05%, 08/16/2023 400 418
4.45%, 05/08/2025 400 426
4.65%, 03/24/2026 500 522
5.30%, 12/01/2045 200 225
Mitsubishi UFJ Financial Group Inc
2.53%, 09/13/2023 400 399
2.67%, 07/25/2022 30 30
2.76%, 09/13/2026 400 400
3.00%, 02/22/2022 500 508
3.29%, 07/25/2027 10 10
3.54%, 07/26/2021 300 307
3.76%, 07/26/2023 300 314
3.85%, 03/01/2026 350 371
4.05%, 09/11/2028 500 548
4.29%, 07/26/2038 300 333
Mizuho Financial Group Inc
2.27%, 09/13/2021 400 399
2.84%, 09/13/2026 400 400
2.95%, 02/28/2022 500 506
3.17%, 09/11/2027 200 205
3.92%, 09/11/2024
(c)
500 524
3 Month USD LIBOR + 1.00%
Morgan Stanley
2.50%, 04/21/2021 1,000 1,002
2.63%, 11/17/2021 1,030 1,036
2.75%, 05/19/2022 300 303
2.80%, 06/16/2020 1,050 1,055
3.13%, 01/23/2023 300 307
3.13%, 07/27/2026 1,330 1,355
3.59%, 07/22/2028
(c)
30 31
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 30 32
3.70%, 10/23/2024 25 26
3.75%, 02/25/2023 1,230 1,285

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.77%, 01/24/2029
(c)
$ 360 $ 378
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 32
3.95%, 04/23/2027 50 52
3.97%, 07/22/2038
(c)
15 16
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 32
4.10%, 05/22/2023 380 400
4.30%, 01/27/2045 50 55
4.35%, 09/08/2026 30 32
4.38%, 01/22/2047 30 33
4.43%, 01/23/2030
(c)
1,000 1,106
3 Month USD LIBOR + 1.63%
4.88%, 11/01/2022 30 32
5.00%, 11/24/2025 525 581
5.75%, 01/25/2021 1,050 1,103
6.38%, 07/24/2042 620 865
National Australia Bank Ltd/New York
1.88%, 07/12/2021 500 496
2.50%, 05/22/2022 570 573
Northern Trust Corp
3.95%, 10/30/2025 500 540
Oesterreichische Kontrollbank AG
1.50%, 10/21/2020 160 159
1.88%, 01/20/2021 1,000 999
PNC Bank NA
2.45%, 07/28/2022 500 505
2.63%, 02/17/2022 1,000 1,009
3.80%, 07/25/2023 400 420
PNC Financial Services Group Inc /The
3.15%, 05/19/2027 10 10
3.45%, 04/23/2029 300 316
4.38%, 08/11/2020 51 52
Regions Financial Corp
3.80%, 08/14/2023 1,000 1,046
Royal Bank of Canada
2.35%, 10/30/2020 500 501
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023 200 205
4.80%, 04/05/2026 500 535
4.89%, 05/18/2029
(c)
400 427
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(c)
1,000 1,085
3 Month USD LIBOR + 1.91%
6.13%, 12/15/2022 500 539
Santander Holdings USA Inc
4.40%, 07/13/2027 20 21
4.50%, 07/17/2025 780 830
Santander UK Group Holdings PLC
2.88%, 10/16/2020 1,000 1,002
3.57%, 01/10/2023 520 529
Skandinaviska Enskilda Banken AB
1.88%, 09/13/2021 500 494
2.63%, 03/15/2021 250 251
State Street Corp
1.95%, 05/19/2021 35 35
2.55%, 08/18/2020 180 181
2.65%, 05/19/2026 60 60
3.10%, 05/15/2023 325 334
3.55%, 08/18/2025 225 237
3.70%, 11/20/2023 10 11
Sumitomo Mitsui Banking Corp
3.20%, 07/18/2022 100 102
3.65%, 07/23/2025 500 530
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
2.93%, 03/09/2021 $ 500 $ 505
3.10%, 01/17/2023 500 509
3.36%, 07/12/2027 750 778
3.45%, 01/11/2027 140 146
3.78%, 03/09/2026 500 532
SunTrust Bank/Atlanta GA
2.75%, 05/01/2023 200 202
SunTrust Banks Inc
2.70%, 01/27/2022 30 30
2.90%, 03/03/2021 65 66
Svenska Handelsbanken AB
3.35%, 05/24/2021 400 407
Synchrony Bank
3.65%, 05/24/2021 300 305
Toronto-Dominion Bank/The
1.80%, 07/13/2021 520 516
2.50%, 12/14/2020 1,015 1,021
3.15%, 09/17/2020 500 506
US Bancorp
2.35%, 01/29/2021 20 20
2.63%, 01/24/2022 55 56
2.95%, 07/15/2022 230 235
3.00%, 03/15/2022 158 162
3.10%, 04/27/2026 780 797
3.15%, 04/27/2027 25 26
3.60%, 09/11/2024 15 16
4.13%, 05/24/2021 112 116
Wells Fargo & Co
2.10%, 07/26/2021 15 15
2.50%, 03/04/2021 1,020 1,022
2.55%, 12/07/2020 20 20
2.60%, 07/22/2020 10 10
3.00%, 04/22/2026 500 505
3.00%, 10/23/2026 530 535
3.07%, 01/24/2023 35 36
3.45%, 02/13/2023 215 221
3.50%, 03/08/2022 180 185
3.58%, 05/22/2028
(c)
500 522
3 Month USD LIBOR + 1.31%
3.75%, 01/24/2024 2,000 2,103
4.40%, 06/14/2046 385 416
4.60%, 04/01/2021 102 106
4.65%, 11/04/2044 30 33
4.90%, 11/17/2045 520 604
5.38%, 02/07/2035 500 617
5.38%, 11/02/2043 20 24
5.61%, 01/15/2044 45 56
Wells Fargo Bank NA
5.95%, 08/26/2036 750 957
6.60%, 01/15/2038 250 348
Wells Fargo Capital X
5.95%, 12/01/2086 200 236
Westpac Banking Corp
2.00%, 08/19/2021 500 497
2.60%, 11/23/2020 500 502
2.65%, 01/25/2021 1,000 1,005
2.80%, 01/11/2022 500 506
3.35%, 03/08/2027 30 31
3.65%, 05/15/2023 400 419
$ 147,997
Beverages - 0.69%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 2,825 2,970
4.70%, 02/01/2036 1,030 1,130
4.90%, 02/01/2046 790 880

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 $ 25 $ 27
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 340 343
3.75%, 07/15/2042 100 95
4.75%, 01/23/2029 560 636
4.90%, 01/23/2031 750 865
5.45%, 01/23/2039 500 595
5.55%, 01/23/2049 500 613
5.80%, 01/23/2059 595 746
8.20%, 01/15/2039 51 77
Coca-Cola Co/The
2.50%, 04/01/2023 10 10
2.88%, 10/27/2025 520 538
3.15%, 11/15/2020 528 536
3.20%, 11/01/2023 60 63
3.30%, 09/01/2021 30 31
Constellation Brands Inc
3.60%, 02/15/2028 500 516
3.75%, 05/01/2021 500 511
Diageo Capital PLC
2.63%, 04/29/2023 10 10
4.83%, 07/15/2020 51 52
5.88%, 09/30/2036 139 184
Diageo Investment Corp
2.88%, 05/11/2022 200 204
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 507
3.55%, 05/25/2021 500 511
4.06%, 05/25/2023 425 446
4.42%, 12/15/2046 500 495
Molson Coors Brewing Co
3.00%, 07/15/2026 530 524
5.00%, 05/01/2042 50 53
PepsiCo Inc
1.70%, 10/06/2021 30 30
2.15%, 10/14/2020 500 500
2.38%, 10/06/2026 20 20
2.75%, 03/05/2022 593 604
2.85%, 02/24/2026 500 514
3.10%, 07/17/2022 15 15
3.13%, 11/01/2020 128 130
3.45%, 10/06/2046 545 560
4.25%, 10/22/2044 500 573
4.45%, 04/14/2046 20 24
$ 17,138
Biotechnology - 0.38%
Amgen Inc
1.85%, 08/19/2021 65 64
2.60%, 08/19/2026 500 492
2.65%, 05/11/2022 40 40
3.88%, 11/15/2021 25 26
4.10%, 06/15/2021 501 516
4.40%, 05/01/2045 40 42
4.56%, 06/15/2048 485 526
4.66%, 06/15/2051 810 885
Baxalta Inc
4.00%, 06/23/2025 50 53
5.25%, 06/23/2045 130 156
Biogen Inc
5.20%, 09/15/2045 540 606
Celgene Corp
2.88%, 08/15/2020 500 503
3.25%, 08/15/2022 25 26
3.25%, 02/20/2023 400 410
3.55%, 08/15/2022 20 21
3.88%, 08/15/2025 470 504
3.90%, 02/20/2028 185 198
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Celgene Corp   (continued)
3.95%, 10/15/2020 $ 400 $ 408
4.35%, 11/15/2047 150 165
4.55%, 02/20/2048 185 212
4.63%, 05/15/2044 355 405
5.00%, 08/15/2045 30 36
Gilead Sciences Inc
2.50%, 09/01/2023 10 10
2.55%, 09/01/2020 600 602
2.95%, 03/01/2027 530 537
3.25%, 09/01/2022 60 62
4.00%, 09/01/2036 300 316
4.15%, 03/01/2047 70 73
4.40%, 12/01/2021 127 133
4.50%, 04/01/2021 35 36
4.60%, 09/01/2035 500 563
4.75%, 03/01/2046 195 222
4.80%, 04/01/2044 500 568
$ 9,416
Building Materials - 0.04%
Masco Corp
4.45%, 04/01/2025 300 320
Owens Corning
4.20%, 12/15/2022 500 520
4.40%, 01/30/2048 300 254
$ 1,094
Chemicals - 0.34%
Albemarle Corp
5.45%, 12/01/2044 150 161
Dow Chemical Co/The
3.50%, 10/01/2024 5 5
3.63%, 05/15/2026
(e)
300 311
4.13%, 11/15/2021 256 265
4.38%, 11/15/2042 230 233
4.80%, 05/15/2049
(e)
300 323
5.25%, 11/15/2041 30 33
7.38%, 11/01/2029 850 1,121
9.40%, 05/15/2039 51 81
DuPont de Nemours Inc
5.32%, 11/15/2038 590 693
5.42%, 11/15/2048 245 298
Eastman Chemical Co
3.60%, 08/15/2022 49 50
4.80%, 09/01/2042 100 106
Ecolab Inc
4.35%, 12/08/2021 112 118
5.50%, 12/08/2041 307 389
LYB International Finance BV
5.25%, 07/15/2043 515 573
LYB International Finance II BV
3.50%, 03/02/2027 35 36
LyondellBasell Industries NV
4.63%, 02/26/2055 20 20
5.75%, 04/15/2024 130 146
Mosaic Co/The
4.25%, 11/15/2023 496 526
4.88%, 11/15/2041 520 523
Nutrien Ltd
3.63%, 03/15/2024 500 519
4.90%, 06/01/2043 200 218
6.13%, 01/15/2041 250 306
PPG Industries Inc
3.60%, 11/15/2020 251 255
Praxair Inc
2.20%, 08/15/2022 300 301

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Sherwin-Williams Co/The
2.75%, 06/01/2022 $ 35 $ 35
3.45%, 06/01/2027 330 340
4.50%, 06/01/2047 25 27
Westlake Chemical Corp
3.60%, 08/15/2026 350 356
$ 8,368
Commercial Mortgage Backed Securities - 2.06%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,987
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,344
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(f)
1,000 1,077
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,063
COMM 2012-CCRE3 Mortgage Trust
2.82%, 10/15/2045 489 494
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(f)
500 523
COMM 2013-LC6 Mortgage Trust
2.94%, 01/10/2046 500 510
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 500 531
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,040
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,037
Commercial Mortgage Pass Through Certificates
3.76%, 02/10/2049 1,000 1,069
CSAIL 2015-C1 Commercial Mortgage Trust
2.97%, 04/15/2050 1,000 1,000
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 1,000 1,033
Fannie Mae-Aces
2.50%, 10/25/2026
(f)
1,000 999
2.53%, 09/25/2024 1,000 1,013
2.71%, 04/25/2023
(f)
409 416
2.80%, 06/25/2025
(f)
2,000 2,046
2.88%, 02/25/2027
(f)
1,100 1,131
2.96%, 02/25/2027
(f)
1,000 1,034
3.09%, 12/25/2027
(f)
1,000 1,038
3.22%, 08/25/2024
(f)
919 959
3.50%, 07/25/2028
(f)
2,025 2,164
3.51%, 12/25/2023
(f)
961 1,010
Freddie Mac Multifamily Structured Pass
Through Certificates
2.34%, 07/25/2026 370 371
2.67%, 03/25/2026 1,050 1,075
2.87%, 12/25/2021 523 532
3.02%, 02/25/2023 216 219
3.06%, 07/25/2023
(f)
750 777
3.06%, 12/25/2024 500 521
3.31%, 05/25/2023
(f)
810 846
3.32%, 02/25/2023 1,000 1,042
3.41%, 12/25/2026 1,500 1,605
3.53%, 10/25/2023
(f)
1,050 1,108
4.19%, 12/25/2020
(f)
850 871
GS Mortgage Securities Trust 2012-GC6
3.48%, 01/10/2045 273 279
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 496 503
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 456 480
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,054
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 $ 2,250 $ 2,361
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(f)
1,500 1,639
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.17%, 08/15/2046 146 151
JPMBB Commercial Mortgage Securities Trust
2013-C15
4.13%, 11/15/2045 500 534
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,060
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 1,000 1,052
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,600
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,022
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 486 499
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 550 563
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 516
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 494 504
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,845 1,912
WFRBS Commercial Mortgage Trust 2012-C7
2.30%, 06/15/2045 69 69
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 829 837
$ 51,120
Commercial Services - 0.20%
Automatic Data Processing Inc
2.25%, 09/15/2020 20 20
3.38%, 09/15/2025 500 529
Board of Trustees of The Leland Stanford Junior
University/The
3.65%, 05/01/2048 287 312
California Institute of Technology
4.32%, 08/01/2045 80 95
IHS Markit Ltd
3.63%, 05/01/2024 372 384
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 267
4.68%, 07/01/2114 250 316
Moody's Corp
5.25%, 07/15/2044 500 593
President & Fellows of Harvard College
3.15%, 07/15/2046 350 343
RELX Capital Inc
3.13%, 10/15/2022 125 127
S&P Global Inc
4.40%, 02/15/2026 160 176
6.55%, 11/15/2037 51 70
University of Southern California
3.84%, 10/01/2047 500 546
5.25%, 10/01/2111 30 41
Verisk Analytics Inc
4.00%, 06/15/2025 500 534

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
William Marsh Rice University
3.57%, 05/15/2045 $ 500 $ 523
$ 4,876
Computers - 0.69%
Apple Inc
1.55%, 08/04/2021 30 30
2.15%, 02/09/2022 50 50
2.25%, 02/23/2021 535 537
2.30%, 05/11/2022 30 30
2.40%, 01/13/2023 300 303
2.40%, 05/03/2023 330 333
2.50%, 02/09/2022 530 536
2.70%, 05/13/2022 60 61
2.85%, 05/06/2021 1,285 1,304
2.85%, 02/23/2023 30 31
2.90%, 09/12/2027 230 235
3.00%, 02/09/2024 60 62
3.20%, 05/13/2025 445 465
3.20%, 05/11/2027 320 334
3.25%, 02/23/2026 775 810
3.35%, 02/09/2027 535 562
3.45%, 05/06/2024 405 428
3.45%, 02/09/2045 30 30
3.75%, 09/12/2047 115 120
3.75%, 11/13/2047 150 158
3.85%, 05/04/2043 300 318
4.50%, 02/23/2036 1,000 1,172
4.65%, 02/23/2046 385 457
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(e)
980 1,010
8.10%, 07/15/2036
(e)
255 314
8.35%, 07/15/2046
(e)
335 423
DXC Technology Co
4.75%, 04/15/2027 505 537
Hewlett Packard Enterprise Co
3.60%, 10/15/2020 470 476
4.90%, 10/15/2025 300 327
6.20%, 10/15/2035 80 90
6.35%, 10/15/2045 195 216
HP Inc
3.75%, 12/01/2020 121 123
6.00%, 09/15/2041 154 170
IBM Credit LLC
2.65%, 02/05/2021 100 101
International Business Machines Corp
2.25%, 02/19/2021 300 300
2.85%, 05/13/2022 400 407
3.00%, 05/15/2024 685 703
3.30%, 05/15/2026 400 415
3.38%, 08/01/2023 335 347
3.50%, 05/15/2029 470 492
4.00%, 06/20/2042 35 36
4.15%, 05/15/2039 230 246
4.25%, 05/15/2049 340 366
4.70%, 02/19/2046 185 212
5.60%, 11/30/2039 92 116
5.88%, 11/29/2032 200 255
6.22%, 08/01/2027 351 432
Seagate HDD Cayman
4.75%, 06/01/2023 530 547
4.75%, 01/01/2025 30 30
$ 17,057
Consumer Products - 0.05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 302
3.95%, 08/01/2047 300 303
Clorox Co/The
3.80%, 11/15/2021 128 132
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Kimberly-Clark Corp
2.40%, 03/01/2022 $ 257 $ 258
2.40%, 06/01/2023 150 151
$ 1,146
Cosmetics & Personal Care - 0.06%
Procter & Gamble Co/The
1.70%, 11/03/2021 30 30
2.15%, 08/11/2022 30 30
2.30%, 02/06/2022 441 445
3.10%, 08/15/2023 30 31
Unilever Capital Corp
2.20%, 05/05/2022 100 100
3.25%, 03/07/2024 400 416
5.90%, 11/15/2032 230 307
$ 1,359
Credit Card Asset Backed Securities - 0.32%
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023 1,000 999
2.43%, 01/15/2025 2,000 2,018
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,002
2.49%, 01/20/2023 1,350 1,359
2.68%, 06/07/2023 1,000 1,011
2.88%, 01/23/2023 500 506
Synchrony Credit Card Master Note Trust
2.97%, 03/15/2024 1,000 1,013
$ 7,908
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 250 279
Diversified Financial Services - 0.83%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/23/2023 500 504
3.50%, 01/15/2025 300 302
3.88%, 01/23/2028 300 301
3.95%, 02/01/2022 650 669
4.50%, 05/15/2021 150 155
5.00%, 10/01/2021 150 157
Air Lease Corp
2.50%, 03/01/2021 500 500
3.00%, 09/15/2023 20 20
3.25%, 03/01/2025 500 503
American Express Co
2.20%, 10/30/2020 500 499
2.65%, 12/02/2022 400 404
3.00%, 10/30/2024 400 410
3.38%, 05/17/2021 400 408
3.40%, 02/22/2024 400 417
3.63%, 12/05/2024 500 525
3.70%, 08/03/2023 400 420
4.05%, 12/03/2042 25 27
American Express Credit Corp
2.25%, 05/05/2021 555 555
3.30%, 05/03/2027 30 32
Ameriprise Financial Inc
4.00%, 10/15/2023 225 239
BlackRock Inc
3.38%, 06/01/2022 200 207
3.50%, 03/18/2024 500 531
4.25%, 05/24/2021 500 520
Brookfield Finance Inc
3.90%, 01/25/2028 400 408
Capital One Bank USA NA
3.38%, 02/15/2023 340 347

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp
3.05%, 03/09/2022 $ 30 $ 31
3.20%, 02/05/2025 415 423
3.50%, 06/15/2023 114 118
3.75%, 04/24/2024 5 5
3.75%, 03/09/2027 1,020 1,053
4.20%, 10/29/2025 30 32
4.75%, 07/15/2021 30 31
Charles Schwab Corp/The
3.25%, 05/21/2021 200 204
3.45%, 02/13/2026 250 262
3.85%, 05/21/2025 200 214
CME Group Inc
3.00%, 09/15/2022 25 26
3.00%, 03/15/2025 530 549
5.30%, 09/15/2043 200 256
Credit Suisse USA Inc
7.13%, 07/15/2032 300 427
Discover Financial Services
4.10%, 02/09/2027 500 521
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 500 498
3.37%, 11/15/2025 1,025 1,038
4.42%, 11/15/2035 1,000 990
Intercontinental Exchange Inc
2.75%, 12/01/2020 10 10
3.75%, 12/01/2025 50 53
4.25%, 09/21/2048 150 167
International Lease Finance Corp
5.88%, 08/15/2022 20 22
8.25%, 12/15/2020 20 22
Jefferies Group LLC
6.50%, 01/20/2043 200 217
6.88%, 04/15/2021 27 29
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 383
Mastercard Inc
3.38%, 04/01/2024 25 26
Nasdaq Inc
4.25%, 06/01/2024 350 375
ORIX Corp
3.70%, 07/18/2027 300 316
Synchrony Financial
3.75%, 08/15/2021 5 5
4.25%, 08/15/2024 800 833
4.50%, 07/23/2025 20 21
TD Ameritrade Holding Corp
2.95%, 04/01/2022 20 20
Visa Inc
2.20%, 12/14/2020 625 626
2.80%, 12/14/2022 20 21
3.15%, 12/14/2025 600 629
3.65%, 09/15/2047 85 91
4.15%, 12/14/2035 215 247
4.30%, 12/14/2045 375 444
Western Union Co/The
6.20%, 11/17/2036 200 216
$ 20,511
Electric - 1.65%
AEP Transmission Co LLC
4.00%, 12/01/2046 600 628
Alabama Power Co
4.30%, 01/02/2046 400 446
Ameren Illinois Co
2.70%, 09/01/2022 300 304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Appalachian Power Co
3.30%, 06/01/2027 $ 400 $ 407
7.00%, 04/01/2038 120 166
Arizona Public Service Co
4.50%, 04/01/2042 77 85
Baltimore Gas & Electric Co
3.35%, 07/01/2023 500 518
4.25%, 09/15/2048 300 333
Berkshire Hathaway Energy Co
3.75%, 11/15/2023 500 528
3.80%, 07/15/2048 300 307
4.50%, 02/01/2045 250 282
5.15%, 11/15/2043 15 18
6.13%, 04/01/2036 156 209
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 340
CMS Energy Corp
3.45%, 08/15/2027 350 360
5.05%, 03/15/2022 500 532
Commonwealth Edison Co
4.00%, 08/01/2020 510 517
4.00%, 03/01/2049 300 322
Consolidated Edison Co of New York Inc
3.13%, 11/15/2027 300 307
3.88%, 06/15/2047 500 515
4.13%, 05/15/2049 300 323
4.20%, 03/15/2042 128 138
4.30%, 12/01/2056 230 248
5.85%, 03/15/2036 51 64
6.75%, 04/01/2038 125 176
Delmarva Power & Light Co
4.15%, 05/15/2045 350 376
Dominion Energy Inc
4.70%, 12/01/2044 300 334
4.90%, 08/01/2041 77 87
5.95%, 06/15/2035 400 491
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 95
DPL Inc
4.35%, 04/15/2029
(e)
300 305
DTE Electric Co
3.45%, 10/01/2020 405 410
3.95%, 03/01/2049 500 545
DTE Energy Co
3.50%, 06/01/2024 500 518
Duke Energy Carolinas LLC
2.50%, 03/15/2023 279 281
3.70%, 12/01/2047 300 306
3.90%, 06/15/2021 410 422
4.00%, 09/30/2042 100 107
5.30%, 02/15/2040 512 638
Duke Energy Corp
1.80%, 09/01/2021 45 44
2.65%, 09/01/2026 555 549
3.15%, 08/15/2027 15 15
3.75%, 09/01/2046 600 585
Duke Energy Florida LLC
3.40%, 10/01/2046 300 293
5.65%, 04/01/2040 25 32
6.40%, 06/15/2038 66 92
Duke Energy Indiana LLC
3.75%, 07/15/2020 37 38
6.12%, 10/15/2035 77 101
6.45%, 04/01/2039 300 420
Duke Energy Progress LLC
4.15%, 12/01/2044 300 325

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Emera US Finance LP
3.55%, 06/15/2026 $ 25 $ 26
4.75%, 06/15/2046 25 27
Entergy Arkansas LLC
3.70%, 06/01/2024 500 529
3.75%, 02/15/2021 25 26
Entergy Corp
5.13%, 09/15/2020 89 91
Entergy Louisiana LLC
3.12%, 09/01/2027 700 715
Entergy Texas Inc
4.00%, 03/30/2029 300 323
4.50%, 03/30/2039 300 335
Evergy Inc
4.85%, 06/01/2021 77 80
Eversource Energy
2.50%, 03/15/2021 300 301
Exelon Corp
3.95%, 06/15/2025 25 27
4.45%, 04/15/2046 20 21
Exelon Generation Co LLC
4.25%, 06/15/2022 500 524
6.25%, 10/01/2039 349 413
FirstEnergy Corp
3.90%, 07/15/2027 900 945
Florida Power & Light Co
3.70%, 12/01/2047 200 208
5.65%, 02/01/2037 478 601
5.69%, 03/01/2040 48 62
Fortis Inc /Canada
3.06%, 10/04/2026 13 13
Georgia Power Co
4.30%, 03/15/2042 228 242
Gulf Power Co
3.30%, 05/30/2027 400 416
Hydro-Quebec
8.05%, 07/07/2024 102 130
Iberdrola International BV
6.75%, 07/15/2036 128 169
Kentucky Utilities Co
5.13%, 11/01/2040 250 304
LG&E & KU Energy LLC
3.75%, 11/15/2020 77 78
Louisville Gas & Electric Co
3.30%, 10/01/2025 50 52
MidAmerican Energy Co
3.65%, 04/15/2029 300 324
4.25%, 05/01/2046 500 557
4.25%, 07/15/2049 300 342
Mississippi Power Co
4.25%, 03/15/2042 100 101
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 300 302
3.05%, 02/15/2022 102 104
3.05%, 04/25/2027 300 308
3.25%, 11/01/2025 500 520
NextEra Energy Capital Holdings Inc
4.50%, 06/01/2021 351 363
5.65%, 05/01/2079
(c)
500 516
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
3.40%, 08/15/2042 100 99
5.35%, 11/01/2039 82 103
NorthWestern Corp
4.18%, 11/15/2044 300 323
NSTAR Electric Co
2.38%, 10/15/2022 750 754
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oncor Electric Delivery Co LLC
2.75%, 06/01/2024
(e)
$ 300 $ 306
3.80%, 06/01/2049
(e)
300 317
5.25%, 09/30/2040 51 64
7.25%, 01/15/2033 300 437
PacifiCorp
6.25%, 10/15/2037 92 124
PECO Energy Co
2.38%, 09/15/2022 100 101
3.90%, 03/01/2048 200 211
PPL Capital Funding Inc
3.40%, 06/01/2023 300 307
4.70%, 06/01/2043 100 106
PPL Electric Utilities Corp
3.95%, 06/01/2047 300 319
Progress Energy Inc
3.15%, 04/01/2022 128 130
7.75%, 03/01/2031 136 191
Public Service Co of Colorado
2.25%, 09/15/2022 500 501
3.70%, 06/15/2028 300 324
4.05%, 09/15/2049 400 440
Public Service Electric & Gas Co
3.00%, 05/15/2027 400 407
3.25%, 09/01/2023 400 415
3.65%, 09/01/2042 200 205
Puget Sound Energy Inc
5.80%, 03/15/2040 351 453
Sempra Energy
2.90%, 02/01/2023 300 303
3.40%, 02/01/2028 300 299
3.80%, 02/01/2038 300 290
4.00%, 02/01/2048 400 392
6.00%, 10/15/2039 112 135
Southern California Edison Co
2.40%, 02/01/2022 300 298
4.00%, 04/01/2047 15 15
4.05%, 03/15/2042 668 657
5.50%, 03/15/2040 102 117
5.95%, 02/01/2038 117 140
Southern Co/The
2.35%, 07/01/2021 520 520
3.25%, 07/01/2026 570 579
5.50%, 03/15/2057
(c)
400 410
3 Month USD LIBOR + 3.63%
Southern Power Co
5.25%, 07/15/2043 200 222
Southwestern Electric Power Co
3.85%, 02/01/2048 300 295
4.10%, 09/15/2028 400 431
6.20%, 03/15/2040 51 65
Tampa Electric Co
4.35%, 05/15/2044 200 215
TransAlta Corp
6.50%, 03/15/2040 25 23
Union Electric Co
3.50%, 04/15/2024 500 526
Virginia Electric & Power Co
2.75%, 03/15/2023 500 507
3.15%, 01/15/2026 30 31
3.50%, 03/15/2027 30 32
4.00%, 11/15/2046 500 528
4.65%, 08/15/2043 250 288
6.00%, 05/15/2037 77 99
8.88%, 11/15/2038 10 16
WEC Energy Group Inc
3.55%, 06/15/2025 110 116

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Westar Energy Inc
4.25%, 12/01/2045 $ 500 $ 549
Wisconsin Electric Power Co
5.70%, 12/01/2036 450 584
$ 40,896
Electrical Components & Equipment - 0.00%
Emerson Electric Co
2.63%, 02/15/2023 100 102
Electronics - 0.08%
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 493
Arrow Electronics Inc
4.50%, 03/01/2023 200 210
Fortive Corp
3.15%, 06/15/2026 535 533
Honeywell International Inc
1.85%, 11/01/2021 30 30
2.50%, 11/01/2026 50 50
3.35%, 12/01/2023 265 278
3.81%, 11/21/2047 77 82
Jabil Inc
3.95%, 01/12/2028 300 294
4.70%, 09/15/2022 100 104
Tyco Electronics Group SA
7.13%, 10/01/2037 14 19
$ 2,093
Environmental Control - 0.08%
Republic Services Inc
2.90%, 07/01/2026 500 503
3.95%, 05/15/2028 300 324
4.75%, 05/15/2023 51 55
5.25%, 11/15/2021 200 213
Waste Management Inc
3.90%, 03/01/2035 200 214
4.10%, 03/01/2045 210 229
4.15%, 07/15/2049 115 126
4.60%, 03/01/2021 350 361
$ 2,025
Federal & Federally Sponsored Credit - 0.03%
Federal Farm Credit Banks
1.58%, 02/17/2021 175 174
1.90%, 11/27/2020 500 500
$ 674
Finance - Mortgage Loan/Banker - 1.08%
Fannie Mae
1.13%, 07/26/2019 2,300 2,298
1.25%, 05/06/2021 500 495
1.38%, 02/26/2021 750 744
1.38%, 10/07/2021 400 396
1.50%, 11/30/2020 500 498
1.70%, 01/27/2020 500 499
1.88%, 12/28/2020 500 500
1.88%, 04/05/2022 1,000 1,002
2.00%, 01/05/2022 400 402
2.00%, 10/05/2022 500 503
2.13%, 04/24/2026 500 504
2.25%, 04/12/2022 250 253
2.38%, 01/19/2023 500 510
2.50%, 02/05/2024 500 515
2.63%, 01/11/2022 500 510
2.63%, 09/06/2024 750 778
5.63%, 07/15/2037 200 282
6.63%, 11/15/2030 602 861
7.13%, 01/15/2030 199 289
7.25%, 05/15/2030 280 413
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Banks
1.13%, 07/14/2021 $ 1,500 $ 1,481
1.38%, 09/28/2020 2,000 1,987
1.38%, 02/18/2021 250 248
1.88%, 11/29/2021 250 250
2.13%, 06/09/2023 200 202
2.50%, 02/13/2024 500 515
2.63%, 05/28/2020 1,000 1,005
2.63%, 10/01/2020 1,000 1,009
3.00%, 10/12/2021 1,000 1,027
3.25%, 11/16/2028 500 543
5.50%, 07/15/2036 180 251
5.63%, 06/11/2021 350 375
Freddie Mac
1.40%, 08/22/2019 500 499
1.88%, 11/17/2020 750 750
2.38%, 02/16/2021 1,000 1,009
2.38%, 01/13/2022 1,757 1,783
2.75%, 06/19/2023 500 518
6.25%, 07/15/2032 231 332
6.75%, 03/15/2031 577 839
$ 26,875
Food - 0.51%
Campbell Soup Co
3.30%, 03/19/2025 300 302
4.15%, 03/15/2028 160 168
4.25%, 04/15/2021 51 52
Conagra Brands Inc
3.20%, 01/25/2023 567 577
4.85%, 11/01/2028 205 227
5.30%, 11/01/2038 120 130
5.40%, 11/01/2048 120 132
General Mills Inc
2.60%, 10/12/2022 500 502
3.15%, 12/15/2021 77 78
3.20%, 04/16/2021 500 508
3.70%, 10/17/2023 300 315
4.00%, 04/17/2025 300 319
4.55%, 04/17/2038 300 319
Hershey Co/The
3.10%, 05/15/2021 200 203
3.38%, 05/15/2023 200 209
3.38%, 08/15/2046 350 344
Kellogg Co
2.65%, 12/01/2023 500 506
3.25%, 04/01/2026 500 509
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 35
Kraft Heinz Foods Co
3.00%, 06/01/2026 65 63
3.38%, 06/15/2021 400 407
3.50%, 06/06/2022 330 339
3.95%, 07/15/2025 625 650
4.00%, 06/15/2023 400 419
4.38%, 06/01/2046 395 375
4.63%, 01/30/2029 400 430
5.00%, 06/04/2042 200 207
5.20%, 07/15/2045 235 246
6.50%, 02/09/2040 75 88
6.88%, 01/26/2039 161 193
Kroger Co/The
3.30%, 01/15/2021 321 325
3.40%, 04/15/2022 154 158
3.70%, 08/01/2027 300 309
4.45%, 02/01/2047 55 53
5.15%, 08/01/2043 300 318
5.40%, 07/15/2040 25 27
5.40%, 01/15/2049 400 443

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Mondelez International Inc
3.63%, 05/07/2023 $ 300 $ 315
4.13%, 05/07/2028 300 324
Sysco Corp
4.85%, 10/01/2045 250 285
5.38%, 09/21/2035 500 595
Tyson Foods Inc
3.55%, 06/02/2027 20 21
4.55%, 06/02/2047 520 544
$ 12,569
Forest Products & Paper - 0.12%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 526
Georgia-Pacific LLC
7.75%, 11/15/2029 51 72
8.00%, 01/15/2024 228 282
International Paper Co
3.00%, 02/15/2027 35 35
3.65%, 06/15/2024 443 463
4.40%, 08/15/2047 350 341
4.75%, 02/15/2022 373 394
4.80%, 06/15/2044 300 308
7.30%, 11/15/2039 25 32
7.50%, 08/15/2021 92 102
Suzano Austria GmbH
5.00%, 01/15/2030
(e)
300 304
$ 2,859
Gas - 0.08%
Atmos Energy Corp
4.13%, 10/15/2044 400 438
Dominion Energy Gas Holdings LLC
4.80%, 11/01/2043 300 338
NiSource Inc
3.49%, 05/15/2027 20 21
5.95%, 06/15/2041 525 645
Southern California Gas Co
3.15%, 09/15/2024 500 516
$ 1,958
Hand & Machine Tools - 0.01%
Stanley Black & Decker Inc
2.90%, 11/01/2022 200 203
Healthcare - Products - 0.36%
Abbott Laboratories
2.55%, 03/15/2022 35 35
2.90%, 11/30/2021 520 529
3.75%, 11/30/2026 266 288
4.75%, 11/30/2036 40 47
5.30%, 05/27/2040 200 247
Becton Dickinson and Co
2.89%, 06/06/2022 50 51
3.25%, 11/12/2020 500 505
3.36%, 06/06/2024 20 21
3.73%, 12/15/2024 394 413
4.67%, 06/06/2047 35 39
4.69%, 12/15/2044 196 217
Boston Scientific Corp
3.85%, 05/15/2025 530 564
4.13%, 10/01/2023 350 372
4.70%, 03/01/2049 50 57
7.38%, 01/15/2040 51 73
Koninklijke Philips NV
5.00%, 03/15/2042 128 149
Medtronic Global Holdings SCA
3.35%, 04/01/2027 45 48
Medtronic Inc
3.15%, 03/15/2022 560 576
3.50%, 03/15/2025 1,880 1,994
4.38%, 03/15/2035 20 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Inc   (continued)
4.63%, 03/15/2045 $ 625 $ 757
Stryker Corp
2.63%, 03/15/2021 15 15
3.50%, 03/15/2026 500 523
4.10%, 04/01/2043 200 208
4.63%, 03/15/2046 20 23
Thermo Fisher Scientific Inc
2.95%, 09/19/2026 530 533
3.00%, 04/15/2023 20 20
4.15%, 02/01/2024 20 21
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 500 508
$ 8,856
Healthcare - Services - 0.64%
Aetna Inc
2.80%, 06/15/2023 35 35
4.13%, 06/01/2021 102 105
4.13%, 11/15/2042 100 94
6.63%, 06/15/2036 105 129
6.75%, 12/15/2037 112 141
Anthem Inc
2.50%, 11/21/2020 700 701
2.95%, 12/01/2022 300 304
3.30%, 01/15/2023 325 333
3.50%, 08/15/2024 15 16
3.65%, 12/01/2027 300 312
4.38%, 12/01/2047 300 320
4.63%, 05/15/2042 30 33
4.65%, 01/15/2043 115 125
Ascension Health
3.95%, 11/15/2046 500 541
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 244
Children's Hospital Corp/The
4.12%, 01/01/2047 500 553
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 243
Cigna Holding Co
3.05%, 10/15/2027 500 495
3.25%, 04/15/2025 775 788
3.88%, 10/15/2047 615 573
CommonSpirit Health
4.35%, 11/01/2042 200 201
Coventry Health Care Inc
5.45%, 06/15/2021 500 524
Dignity Health
3.13%, 11/01/2022 500 510
HCA Inc
4.50%, 02/15/2027 400 427
5.25%, 06/15/2026 400 443
5.88%, 03/15/2022 500 546
Humana Inc
4.80%, 03/15/2047 500 543
4.95%, 10/01/2044 325 359
Kaiser Foundation Hospitals
4.15%, 05/01/2047 470 527
Laboratory Corp of America Holdings
4.63%, 11/15/2020 500 512
4.70%, 02/01/2045 15 16
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 225
4.20%, 07/01/2055 250 285
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 407
Partners Healthcare System Inc
4.12%, 07/01/2055 300 324

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Quest Diagnostics Inc
3.50%, 03/30/2025 $ 500 $ 516
4.70%, 04/01/2021 102 106
UnitedHealth Group Inc
2.38%, 10/15/2022 500 501
2.88%, 03/15/2022 180 183
3.35%, 07/15/2022 30 31
3.45%, 01/15/2027 540 568
4.20%, 01/15/2047 30 33
4.25%, 06/15/2048 165 183
4.38%, 03/15/2042 750 830
4.45%, 12/15/2048 120 138
4.63%, 07/15/2035 30 34
4.70%, 02/15/2021 90 93
6.50%, 06/15/2037 77 107
6.88%, 02/15/2038 491 710
$ 15,967
Home Furnishings - 0.00%
Whirlpool Corp
4.85%, 06/15/2021 77 80
Housewares - 0.05%
Newell Brands Inc
3.85%, 04/01/2023 400 406
4.20%, 04/01/2026 500 497
5.38%, 04/01/2036 270 267
$ 1,170
Insurance - 0.78%
Aflac Inc
3.63%, 11/15/2024 230 243
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 505
Allstate Corp/The
3.28%, 12/15/2026 500 523
5.55%, 05/09/2035 200 251
American International Group Inc
3.75%, 07/10/2025 20 21
3.88%, 01/15/2035 750 747
4.20%, 04/01/2028 190 203
4.38%, 01/15/2055 30 30
4.70%, 07/10/2035 750 823
4.80%, 07/10/2045 50 55
4.88%, 06/01/2022 280 300
Aon Corp
5.00%, 09/30/2020 128 132
Aon PLC
3.88%, 12/15/2025 20 21
Arch Capital Finance LLC
5.03%, 12/15/2046 250 298
Arch Capital Group US Inc
5.14%, 11/01/2043 375 448
Athene Holding Ltd
4.13%, 01/12/2028 500 504
AXA Equitable Holdings Inc
4.35%, 04/20/2028 205 216
AXA SA
8.60%, 12/15/2030 38 54
Berkshire Hathaway Finance Corp
3.00%, 05/15/2022 30 31
4.20%, 08/15/2048 285 319
4.25%, 01/15/2021 102 105
4.25%, 01/15/2049 400 450
4.30%, 05/15/2043 300 335
5.75%, 01/15/2040 115 152
Berkshire Hathaway Inc
2.20%, 03/15/2021 415 416
2.75%, 03/15/2023 30 31
3.13%, 03/15/2026 350 362
3.40%, 01/31/2022 205 213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Berkshire Hathaway Inc   (continued)
4.50%, 02/11/2043 $ 25 $ 29
Chubb Corp/The
6.50%, 05/15/2038 10 14
Chubb INA Holdings Inc
2.30%, 11/03/2020 15 15
2.88%, 11/03/2022 500 509
3.35%, 05/03/2026 30 31
4.35%, 11/03/2045 25 29
6.70%, 05/15/2036 250 354
CNA Financial Corp
5.75%, 08/15/2021 77 82
Hartford Financial Services Group Inc /The
4.30%, 04/15/2043 250 264
Lincoln National Corp
3.80%, 03/01/2028 60 63
4.00%, 09/01/2023 1,000 1,058
4.35%, 03/01/2048 55 58
6.15%, 04/07/2036 6 7
7.00%, 06/15/2040 47 65
Loews Corp
2.63%, 05/15/2023 200 202
4.13%, 05/15/2043 200 206
Manulife Financial Corp
5.38%, 03/04/2046 250 306
Marsh & McLennan Cos Inc
3.75%, 03/14/2026 750 791
3.88%, 03/15/2024 500 531
4.38%, 03/15/2029 50 55
4.90%, 03/15/2049 400 474
MetLife Inc
3.00%, 03/01/2025 300 310
3.60%, 04/10/2024 250 265
4.37%, 09/15/2023 235 254
4.60%, 05/13/2046 225 260
4.88%, 11/13/2043 20 24
5.70%, 06/15/2035 164 210
6.40%, 12/15/2066 288 329
3 Month USD LIBOR + 2.21%
PartnerRe Finance B LLC
5.50%, 06/01/2020 115 118
Progressive Corp/The
3.75%, 08/23/2021 277 286
4.35%, 04/25/2044 200 226
Prudential Financial Inc
3.50%, 05/15/2024 700 740
3.91%, 12/07/2047 177 185
4.35%, 02/25/2050 500 561
4.50%, 11/16/2021 128 135
5.20%, 03/15/2044
(c)
350 364
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 32
5.70%, 09/15/2048
(c)
150 161
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 217
Travelers Cos Inc /The
4.00%, 05/30/2047 400 442
6.25%, 06/15/2037 12 17
6.75%, 06/20/2036 51 73
Trinity Acquisition PLC
4.40%, 03/15/2026 500 532
Willis North America Inc
3.60%, 05/15/2024 300 310
XLIT Ltd
5.25%, 12/15/2043 400 484
$ 19,466

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0.28%
Alibaba Group Holding Ltd
3.13%, 11/28/2021 $ 270 $ 274
3.40%, 12/06/2027 325 330
3.60%, 11/28/2024 300 313
4.40%, 12/06/2057 305 325
Alphabet Inc
2.00%, 08/15/2026 30 29
3.38%, 02/25/2024 530 560
3.63%, 05/19/2021 51 53
Amazon.com Inc
2.40%, 02/22/2023 370 374
2.50%, 11/29/2022 130 131
3.15%, 08/22/2027 490 515
3.80%, 12/05/2024 20 21
3.88%, 08/22/2037 340 375
4.05%, 08/22/2047 30 34
4.25%, 08/22/2057 630 726
4.80%, 12/05/2034 30 37
4.95%, 12/05/2044 515 649
Baidu Inc
3.50%, 11/28/2022 500 511
4.13%, 06/30/2025 500 525
eBay Inc
2.60%, 07/15/2022 600 601
2.75%, 01/30/2023 10 10
2.88%, 08/01/2021 5 5
3.45%, 08/01/2024 30 31
3.80%, 03/09/2022 500 518
4.00%, 07/15/2042 100 94
$ 7,041
Iron & Steel - 0.08%
Nucor Corp
4.00%, 08/01/2023 500 530
Vale Overseas Ltd
4.38%, 01/11/2022 96 99
6.25%, 08/10/2026 400 454
6.88%, 11/21/2036 617 741
8.25%, 01/17/2034 38 50
$ 1,874
Leisure Products & Services - 0.02%
Royal Caribbean Cruises Ltd
7.50%, 10/15/2027 400 495
Lodging - 0.06%
Marriott International Inc /MD
2.30%, 01/15/2022 30 30
2.88%, 03/01/2021 500 503
3.13%, 10/15/2021 500 507
Sands China Ltd
4.60%, 08/08/2023 200 210
5.40%, 08/08/2028 300 326
$ 1,576
Machinery - Construction & Mining - 0.09%
ABB Finance USA Inc
2.88%, 05/08/2022 100 102
Caterpillar Financial Services Corp
1.70%, 08/09/2021 380 376
1.93%, 10/01/2021 190 189
2.95%, 02/26/2022 400 408
3.45%, 05/15/2023 300 314
Caterpillar Inc
3.40%, 05/15/2024 30 31
3.80%, 08/15/2042 105 112
3.90%, 05/27/2021 60 62
4.75%, 05/15/2064 350 414
6.05%, 08/15/2036 132 175
$ 2,183
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.13%
Crane Co
4.45%, 12/15/2023 $ 100 $ 106
Deere & Co
3.90%, 06/09/2042 30 33
5.38%, 10/16/2029 500 614
Dover Corp
5.38%, 03/01/2041 77 90
John Deere Capital Corp
2.80%, 03/06/2023 20 20
3.05%, 01/06/2028 300 310
3.20%, 01/10/2022 300 308
3.90%, 07/12/2021 500 517
Roper Technologies Inc
2.80%, 12/15/2021 500 503
3.13%, 11/15/2022 750 763
Xylem Inc /NY
4.88%, 10/01/2021 19 20
$ 3,284
Media - 0.89%
CBS Corp
2.90%, 06/01/2023 200 202
4.00%, 01/15/2026 515 539
4.30%, 02/15/2021 535 548
4.85%, 07/01/2042 200 210
7.88%, 07/30/2030 178 242
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 340 357
5.75%, 04/01/2048 605 669
6.38%, 10/23/2035 800 940
6.48%, 10/23/2045 435 513
Comcast Corp
2.35%, 01/15/2027 60 58
2.75%, 03/01/2023 115 117
2.85%, 01/15/2023 100 102
3.13%, 07/15/2022 30 31
3.15%, 03/01/2026 30 31
3.38%, 08/15/2025 525 549
3.40%, 07/15/2046 20 19
3.55%, 05/01/2028 125 132
3.60%, 03/01/2024 30 32
3.70%, 04/15/2024 1,140 1,210
3.90%, 03/01/2038 150 158
4.00%, 08/15/2047 30 32
4.00%, 03/01/2048 400 423
4.00%, 11/01/2049 20 21
4.20%, 08/15/2034 750 831
4.25%, 01/15/2033 120 135
4.40%, 08/15/2035 500 557
4.60%, 10/15/2038 485 555
4.60%, 08/15/2045 500 568
4.65%, 07/15/2042 615 707
4.75%, 03/01/2044 45 52
5.65%, 06/15/2035 20 25
6.40%, 03/01/2040 500 676
6.45%, 03/15/2037 85 115
6.95%, 08/15/2037 274 388
7.05%, 03/15/2033 15 21
Discovery Communications LLC
2.80%, 06/15/2020 500 501
3.25%, 04/01/2023 200 203
3.95%, 03/20/2028 500 515
4.38%, 06/15/2021 500 518
4.88%, 04/01/2043 25 25
6.35%, 06/01/2040 73 86
Fox Corp
5.58%, 01/25/2049
(e)
500 612

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Grupo Televisa SAB
4.63%, 01/30/2026 $ 500 $ 524
6.63%, 03/18/2025 200 231
NBCUniversal Media LLC
4.38%, 04/01/2021 151 157
4.45%, 01/15/2043 15 17
6.40%, 04/30/2040 251 340
Thomson Reuters Corp
5.85%, 04/15/2040 25 29
Time Warner Cable LLC
4.00%, 09/01/2021 190 195
5.50%, 09/01/2041 340 356
5.88%, 11/15/2040 20 22
6.55%, 05/01/2037 176 203
6.75%, 06/15/2039 77 89
7.30%, 07/01/2038 300 364
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 128
TWDC Enterprises 18 Corp
2.30%, 02/12/2021 500 502
2.35%, 12/01/2022 770 775
2.75%, 08/16/2021 102 104
3.70%, 12/01/2042 100 106
3.75%, 06/01/2021 200 206
7.00%, 03/01/2032 51 73
Viacom Inc
3.88%, 12/15/2021 128 131
4.38%, 03/15/2043 435 425
6.88%, 04/30/2036 181 229
Walt Disney Co/The
3.70%, 10/15/2025
(e)
500 536
4.50%, 02/15/2021
(e)
200 208
4.75%, 11/15/2046
(e)
230 283
4.95%, 10/15/2045
(e)
350 434
5.65%, 08/15/2020
(e)
51 53
6.15%, 03/01/2037
(e)
15 20
6.15%, 02/15/2041
(e)
577 802
6.20%, 12/15/2034
(e)
154 209
6.40%, 12/15/2035
(e)
128 175
$ 22,151
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
2.50%, 01/15/2023 100 101
3.25%, 06/15/2025 25 26
4.38%, 06/15/2045 250 283
$ 410
Mining - 0.17%
Barrick Gold Corp
5.25%, 04/01/2042 20 23
Barrick North America Finance LLC
5.75%, 05/01/2043 355 444
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 110
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 328 362
5.00%, 09/30/2043 270 338
Newmont Goldcorp Corp
3.50%, 03/15/2022 30 31
3.63%, 06/09/2021
(e)
300 306
4.88%, 03/15/2042 20 22
6.25%, 10/01/2039 515 661
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 103
Rio Tinto Finance USA Ltd
7.13%, 07/15/2028 537 718
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 391
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Southern Copper Corp
5.88%, 04/23/2045 $ 350 $ 412
6.75%, 04/16/2040 258 326
$ 4,247
Miscellaneous Manufacturers - 0.27%
3M Co
1.63%, 09/19/2021 500 495
3.13%, 09/19/2046 300 277
3.38%, 03/01/2029 800 843
Eaton Corp
2.75%, 11/02/2022 100 101
3.92%, 09/15/2047 400 405
4.00%, 11/02/2032 100 111
4.15%, 11/02/2042 50 53
General Electric Co
2.70%, 10/09/2022 385 385
3.10%, 01/09/2023 35 35
3.38%, 03/11/2024 20 21
4.13%, 10/09/2042 325 299
4.38%, 09/16/2020 25 26
4.50%, 03/11/2044 70 68
4.63%, 01/07/2021 77 79
4.65%, 10/17/2021 30 31
5.30%, 02/11/2021 308 319
6.15%, 08/07/2037 155 180
6.75%, 03/15/2032 896 1,104
Illinois Tool Works Inc
2.65%, 11/15/2026 500 505
3.50%, 03/01/2024 350 369
Ingersoll-Rand Global Holding Co Ltd
3.75%, 08/21/2028 70 73
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/2044 300 327
Parker-Hannifin Corp
3.50%, 09/15/2022 577 595
$ 6,701
Oil & Gas - 1.47%
Anadarko Finance Co
7.50%, 05/01/2031 77 102
Anadarko Petroleum Corp
4.50%, 07/15/2044 100 102
4.85%, 03/15/2021 16 17
6.20%, 03/15/2040 25 30
6.45%, 09/15/2036 725 891
6.60%, 03/15/2046 40 52
Apache Corp
3.25%, 04/15/2022 13 13
3.63%, 02/01/2021 211 214
4.75%, 04/15/2043 133 130
5.10%, 09/01/2040 92 93
BP Capital Markets America Inc
3.22%, 11/28/2023 30 31
3.22%, 04/14/2024 420 435
3.59%, 04/14/2027 30 32
4.50%, 10/01/2020 20 21
4.74%, 03/11/2021 128 133
BP Capital Markets PLC
2.50%, 11/06/2022 1,220 1,227
3.06%, 03/17/2022 315 322
3.28%, 09/19/2027 175 181
3.54%, 11/04/2024 20 21
3.56%, 11/01/2021 200 206
3.72%, 11/28/2028 40 43
3.81%, 02/10/2024 400 423
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 30
3.85%, 06/01/2027 55 57
4.95%, 06/01/2047 20 23

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Canadian Natural Resources Ltd   (continued)
6.25%, 03/15/2038 $ 664 $ 820
Cenovus Energy Inc
4.25%, 04/15/2027 400 414
5.40%, 06/15/2047 480 521
Chevron Corp
2.10%, 05/16/2021 80 80
2.36%, 12/05/2022 325 327
2.41%, 03/03/2022 500 505
2.43%, 06/24/2020 450 450
2.95%, 05/16/2026 355 366
3.19%, 06/24/2023 15 16
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 150 151
4.25%, 05/09/2043 100 107
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024 500 531
Concho Resources Inc
4.30%, 08/15/2028 300 323
4.88%, 10/01/2047 120 134
Conoco Funding Co
7.25%, 10/15/2031 200 282
ConocoPhillips
6.50%, 02/01/2039 169 237
ConocoPhillips Co
4.30%, 11/15/2044 420 465
ConocoPhillips Holding Co
6.95%, 04/15/2029 202 272
Devon Energy Corp
3.25%, 05/15/2022 60 61
5.00%, 06/15/2045 10 12
5.60%, 07/15/2041 425 505
Ecopetrol SA
5.88%, 09/18/2023 650 719
5.88%, 05/28/2045 400 442
EOG Resources Inc
2.63%, 03/15/2023 200 202
4.15%, 01/15/2026 350 381
4.40%, 06/01/2020 51 52
Equinor ASA
2.45%, 01/17/2023 30 30
2.65%, 01/15/2024 400 406
3.15%, 01/23/2022 102 104
3.95%, 05/15/2043 200 216
5.10%, 08/17/2040 263 328
Exxon Mobil Corp
2.22%, 03/01/2021 530 531
2.40%, 03/06/2022 30 30
2.71%, 03/06/2025 30 31
2.73%, 03/01/2023 30 31
3.04%, 03/01/2026 280 290
3.18%, 03/15/2024 530 554
3.57%, 03/06/2045 300 315
4.11%, 03/01/2046 95 109
Hess Corp
5.60%, 02/15/2041 51 55
7.13%, 03/15/2033 221 271
7.30%, 08/15/2031 25 31
HollyFrontier Corp
5.88%, 04/01/2026 475 520
Marathon Oil Corp
2.80%, 11/01/2022 10 10
3.85%, 06/01/2025 505 524
6.60%, 10/01/2037 223 276
Marathon Petroleum Corp
3.63%, 09/15/2024 400 414
4.75%, 12/15/2023 300 324
5.00%, 09/15/2054 200 206
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp   (continued)
5.13%, 03/01/2021 $ 77 $ 80
5.13%, 12/15/2026 300 328
Newfield Exploration Co
5.63%, 07/01/2024 500 553
Nexen Inc
5.88%, 03/10/2035 500 618
6.40%, 05/15/2037 157 209
7.50%, 07/30/2039 15 23
Noble Energy Inc
5.05%, 11/15/2044 25 27
5.25%, 11/15/2043 350 377
6.00%, 03/01/2041 102 117
Occidental Petroleum Corp
2.70%, 02/15/2023 330 333
3.13%, 02/15/2022 30 30
3.50%, 06/15/2025 500 516
4.10%, 02/15/2047 300 296
4.40%, 04/15/2046 50 52
4.63%, 06/15/2045 25 27
Petro-Canada
5.95%, 05/15/2035 400 498
6.80%, 05/15/2038 12 16
Petroleos Mexicanos
3.50%, 07/23/2020 350 349
4.50%, 01/23/2026 500 459
4.88%, 01/24/2022 385 384
5.50%, 01/21/2021 208 210
5.50%, 06/27/2044 350 280
6.38%, 01/23/2045 400 344
6.50%, 03/13/2027 1,790 1,767
6.63%, 06/15/2035 536 495
6.75%, 09/21/2047 640 570
Phillips 66
4.30%, 04/01/2022 1,143 1,204
5.88%, 05/01/2042 128 158
Pioneer Natural Resources Co
3.95%, 07/15/2022 100 104
Shell International Finance BV
1.75%, 09/12/2021 65 64
2.38%, 08/21/2022 130 131
2.50%, 09/12/2026 330 328
3.40%, 08/12/2023 1,530 1,597
3.63%, 08/21/2042 100 103
3.75%, 09/12/2046 30 32
4.00%, 05/10/2046 245 270
4.13%, 05/11/2035 410 456
4.38%, 05/11/2045 490 564
4.55%, 08/12/2043 35 41
5.50%, 03/25/2040 25 32
6.38%, 12/15/2038 43 61
Suncor Energy Inc
4.00%, 11/15/2047 90 93
6.50%, 06/15/2038 428 574
6.85%, 06/01/2039 5 7
Total Capital International SA
2.75%, 06/19/2021 400 405
2.88%, 02/17/2022 128 130
3.46%, 02/19/2029 800 852
Total Capital SA
4.25%, 12/15/2021 51 54
4.45%, 06/24/2020 500 511
Valero Energy Corp
3.65%, 03/15/2025 500 519
6.63%, 06/15/2037 234 296
7.50%, 04/15/2032 15 20
$ 36,374

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.11%
Baker Hughes a GE Co LLC
3.20%, 08/15/2021 $ 149 $ 151
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 157
3.34%, 12/15/2027 165 166
4.08%, 12/15/2047 170 165
Halliburton Co
3.25%, 11/15/2021 651 664
3.80%, 11/15/2025 275 288
4.50%, 11/15/2041 51 51
4.85%, 11/15/2035 275 293
7.45%, 09/15/2039 10 14
National Oilwell Varco Inc
2.60%, 12/01/2022 500 499
Patterson-UTI Energy Inc
3.95%, 02/01/2028 300 296
$ 2,744
Packaging & Containers - 0.02%
WestRock RKT LLC
4.00%, 03/01/2023 500 519
Pharmaceuticals - 1.35%
AbbVie Inc
2.90%, 11/06/2022 200 201
3.20%, 11/06/2022 30 30
3.20%, 05/14/2026 335 339
3.38%, 11/14/2021 350 356
3.60%, 05/14/2025 500 517
3.75%, 11/14/2023 350 364
4.25%, 11/14/2028 220 235
4.30%, 05/14/2036 170 170
4.40%, 11/06/2042 200 197
4.45%, 05/14/2046 280 275
4.50%, 05/14/2035 300 309
4.70%, 05/14/2045 330 336
4.88%, 11/14/2048 210 221
Allergan Finance LLC
3.25%, 10/01/2022 180 182
4.63%, 10/01/2042 100 100
Allergan Funding SCS
3.45%, 03/15/2022 30 31
3.80%, 03/15/2025 330 342
3.85%, 06/15/2024 445 462
4.75%, 03/15/2045 235 241
AmerisourceBergen Corp
3.40%, 05/15/2024 250 257
AstraZeneca PLC
2.38%, 06/12/2022 20 20
3.38%, 11/16/2025 305 319
4.00%, 09/18/2042 125 132
4.38%, 11/16/2045 185 205
4.38%, 08/17/2048 90 101
6.45%, 09/15/2037 164 224
Bristol-Myers Squibb Co
2.55%, 05/14/2021
(e)
500 504
2.60%, 05/16/2022
(e)
500 506
2.90%, 07/26/2024
(e)
610 624
3.25%, 08/01/2042 300 281
3.40%, 07/26/2029
(e)
540 565
4.13%, 06/15/2039
(e)
230 248
4.25%, 10/26/2049
(e)
430 475
Cardinal Health Inc
2.62%, 06/15/2022 250 252
3.08%, 06/15/2024 50 50
3.20%, 03/15/2023 200 203
3.41%, 06/15/2027 200 200
4.60%, 03/15/2043 100 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Corp
3.40%, 09/17/2021
(e)
$ 400 $ 408
4.13%, 11/15/2025
(e)
270 288
4.80%, 08/15/2038
(e)
400 431
4.90%, 12/15/2048
(e)
360 391
CVS Health Corp
2.13%, 06/01/2021 30 30
2.80%, 07/20/2020 530 531
3.50%, 07/20/2022 1,000 1,028
4.00%, 12/05/2023 70 73
4.13%, 05/15/2021 500 514
4.30%, 03/25/2028 500 527
4.78%, 03/25/2038 1,010 1,054
5.05%, 03/25/2048 980 1,044
5.13%, 07/20/2045 370 395
5.30%, 12/05/2043 25 27
Eli Lilly & Co
2.75%, 06/01/2025 10 10
3.70%, 03/01/2045 510 531
3.95%, 03/15/2049 400 433
Express Scripts Holding Co
3.05%, 11/30/2022 300 305
3.50%, 06/15/2024 515 530
3.90%, 02/15/2022 200 207
4.50%, 02/25/2026 30 32
4.75%, 11/15/2021 77 81
4.80%, 07/15/2046 25 27
6.13%, 11/15/2041 16 20
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 545 597
5.38%, 04/15/2034 500 632
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022 143 145
Johnson & Johnson
2.25%, 03/03/2022 30 30
2.45%, 03/01/2026 30 30
2.95%, 09/01/2020 128 129
2.95%, 03/03/2027 5 5
3.50%, 01/15/2048 90 95
3.63%, 03/03/2037 20 21
3.70%, 03/01/2046 225 243
3.75%, 03/03/2047 30 33
4.95%, 05/15/2033 201 249
5.95%, 08/15/2037 775 1,080
McKesson Corp
3.95%, 02/16/2028 75 78
4.75%, 03/01/2021 250 257
4.88%, 03/15/2044 150 160
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 287
Merck & Co Inc
2.35%, 02/10/2022 800 807
2.40%, 09/15/2022 130 131
2.75%, 02/10/2025 385 397
2.80%, 05/18/2023 230 236
3.60%, 09/15/2042 100 102
3.70%, 02/10/2045 10 11
3.88%, 01/15/2021 40 41
3.90%, 03/07/2039 115 125
4.00%, 03/07/2049 170 189
4.15%, 05/18/2043 200 222
Mylan NV
3.75%, 12/15/2020 750 757
3.95%, 06/15/2026 295 285
5.25%, 06/15/2046 170 159

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Novartis Capital Corp
3.00%, 11/20/2025 $ 500 $ 517
3.10%, 05/17/2027 20 21
4.40%, 05/06/2044 350 410
Pfizer Inc
1.95%, 06/03/2021 30 30
2.20%, 12/15/2021 30 30
2.75%, 06/03/2026 35 35
3.00%, 06/15/2023 530 545
3.45%, 03/15/2029 210 222
4.00%, 03/15/2049 140 153
4.13%, 12/15/2046 525 581
4.20%, 09/15/2048 470 530
4.40%, 05/15/2044 30 34
5.60%, 09/15/2040 380 494
7.20%, 03/15/2039 176 268
Sanofi
3.38%, 06/19/2023 400 417
3.63%, 06/19/2028 400 430
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021 500 499
2.88%, 09/23/2023 35 35
3.20%, 09/23/2026 525 529
Wyeth LLC
5.95%, 04/01/2037 91 121
6.50%, 02/01/2034 144 201
Zoetis Inc
3.25%, 02/01/2023 100 102
3.45%, 11/13/2020 750 760
3.95%, 09/12/2047 5 5
$ 33,588
Pipelines - 0.97%
Andeavor Logistics LP / Tesoro Logistics Finance
Corp
4.25%, 12/01/2027 400 422
5.20%, 12/01/2047 200 212
Boardwalk Pipelines LP
3.38%, 02/01/2023 200 202
Buckeye Partners LP
4.88%, 02/01/2021 850 864
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 293
Enable Midstream Partners LP
5.00%, 05/15/2044 500 466
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 147
Enbridge Inc
4.25%, 12/01/2026 750 815
5.50%, 12/01/2046 30 37
Energy Transfer Operating LP
3.60%, 02/01/2023 15 15
4.75%, 01/15/2026 50 54
4.90%, 03/15/2035 300 302
5.20%, 02/01/2022 102 108
5.25%, 04/15/2029 400 447
5.30%, 04/15/2047 15 16
5.95%, 10/01/2043 350 385
6.13%, 12/15/2045 525 595
6.25%, 04/15/2049 500 592
6.50%, 02/01/2042 102 120
Enterprise Products Operating LLC
2.80%, 02/15/2021 95 96
3.35%, 03/15/2023 300 308
3.70%, 02/15/2026 525 556
3.75%, 02/15/2025 500 529
3.90%, 02/15/2024 250 265
4.25%, 02/15/2048 155 160
4.85%, 08/15/2042 300 328
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC   (continued)
4.85%, 03/15/2044 $ 430 $ 476
4.90%, 05/15/2046 400 449
5.20%, 09/01/2020 77 79
6.13%, 10/15/2039 123 152
6.45%, 09/01/2040 177 227
6.88%, 03/01/2033 15 20
EQM Midstream Partners LP
4.75%, 07/15/2023 300 312
Kinder Morgan Energy Partners LP
3.50%, 03/01/2021 750 762
3.50%, 09/01/2023 200 206
4.15%, 03/01/2022 300 313
4.70%, 11/01/2042 200 203
5.00%, 03/01/2043 100 105
5.40%, 09/01/2044 400 443
6.38%, 03/01/2041 128 155
6.50%, 09/01/2039 112 138
6.95%, 01/15/2038 112 144
7.40%, 03/15/2031 177 228
Kinder Morgan Inc /DE
3.15%, 01/15/2023 500 509
4.30%, 06/01/2025 55 59
5.05%, 02/15/2046 15 16
5.55%, 06/01/2045 50 58
Magellan Midstream Partners LP
4.85%, 02/01/2049 400 447
MPLX LP
3.38%, 03/15/2023 60 61
4.13%, 03/01/2027 425 445
4.50%, 07/15/2023 30 32
4.50%, 04/15/2038 220 222
4.70%, 04/15/2048 185 189
4.88%, 12/01/2024 30 33
4.90%, 04/15/2058 60 61
5.20%, 03/01/2047 330 355
5.50%, 02/15/2049 170 193
ONEOK Inc
4.00%, 07/13/2027 300 312
4.25%, 02/01/2022 300 310
4.95%, 07/13/2047 300 316
ONEOK Partners LP
5.00%, 09/15/2023 250 270
6.13%, 02/01/2041 128 151
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 199
3.65%, 06/01/2022 128 131
4.30%, 01/31/2043 200 180
4.50%, 12/15/2026 520 553
4.65%, 10/15/2025 15 16
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 395
5.63%, 03/01/2025 40 45
5.75%, 05/15/2024 300 334
5.88%, 06/30/2026 345 394
6.25%, 03/15/2022 100 108
Southern Natural Gas Co LLC / Southern Natural
Issuing Corp
4.40%, 06/15/2021 51 53
Spectra Energy Partners LP
5.95%, 09/25/2043 200 249
Sunoco Logistics Partners Operations LP
3.45%, 01/15/2023 200 203
4.95%, 01/15/2043 200 194
5.35%, 05/15/2045 15 16
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 131

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
TransCanada PipeLines Ltd
3.80%, 10/01/2020 $ 128 $ 130
4.25%, 05/15/2028 300 324
4.75%, 05/15/2038 300 329
4.88%, 05/15/2048 420 469
5.60%, 03/31/2034 300 349
6.10%, 06/01/2040 25 31
7.25%, 08/15/2038 51 71
Western Midstream Operating LP
5.50%, 08/15/2048 300 285
Williams Cos Inc /The
3.35%, 08/15/2022 15 15
3.75%, 06/15/2027 400 413
3.90%, 01/15/2025 350 367
4.00%, 09/15/2025 595 630
5.10%, 09/15/2045 180 194
6.30%, 04/15/2040 343 417
$ 24,010
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 313
Regional Authority - 0.16%
Province of Alberta Canada
3.30%, 03/15/2028 150 161
Province of British Columbia Canada
2.65%, 09/22/2021 77 78
6.50%, 01/15/2026 18 22
Province of Manitoba Canada
3.05%, 05/14/2024 500 523
Province of Ontario Canada
2.40%, 02/08/2022 500 506
2.50%, 09/10/2021 500 506
3.20%, 05/16/2024 750 790
3.40%, 10/17/2023 305 322
Province of Quebec Canada
2.75%, 08/25/2021 231 235
3.50%, 07/29/2020 750 762
7.50%, 09/15/2029 64 93
Province of Saskatchewan Canada
8.50%, 07/15/2022 6 7
$ 4,005
REITs - 0.74%
Alexandria Real Estate Equities Inc
4.00%, 01/15/2024 250 264
American Campus Communities Operating
Partnership LP
3.63%, 11/15/2027 300 306
American Homes 4 Rent LP
4.25%, 02/15/2028 60 62
American Tower Corp
3.38%, 10/15/2026 500 509
3.50%, 01/31/2023 530 547
3.55%, 07/15/2027 20 20
4.70%, 03/15/2022 278 294
AvalonBay Communities Inc
2.95%, 09/15/2022 100 102
3.63%, 10/01/2020 100 101
4.20%, 12/15/2023 400 429
Boston Properties LP
2.75%, 10/01/2026 550 541
3.85%, 02/01/2023 200 209
4.13%, 05/15/2021 77 79
5.63%, 11/15/2020 25 26
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 309
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 21
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle International Corp
3.20%, 09/01/2024 $ 400 $ 409
3.70%, 06/15/2026 765 795
5.25%, 01/15/2023 30 33
Digital Realty Trust LP
4.45%, 07/15/2028 250 271
Duke Realty LP
3.88%, 10/15/2022 100 104
4.00%, 09/15/2028 400 428
ERP Operating LP
3.50%, 03/01/2028 60 63
4.63%, 12/15/2021 500 526
4.75%, 07/15/2020 51 52
Essex Portfolio LP
4.00%, 03/01/2029 300 320
4.50%, 03/15/2048 300 324
Federal Realty Investment Trust
4.50%, 12/01/2044 250 277
GLP Capital LP / GLP Financing II Inc
5.38%, 04/15/2026 300 324
HCP Inc
3.40%, 02/01/2025 300 307
4.20%, 03/01/2024 250 265
6.75%, 02/01/2041 300 401
Highwoods Realty LP
3.20%, 06/15/2021 350 353
Hospitality Properties Trust
5.00%, 08/15/2022 100 105
Host Hotels & Resorts LP
6.00%, 10/01/2021 200 212
Kimco Realty Corp
3.13%, 06/01/2023 200 203
3.20%, 05/01/2021 250 253
4.13%, 12/01/2046 300 298
Liberty Property LP
3.38%, 06/15/2023 300 308
Mid-America Apartments LP
4.00%, 11/15/2025 500 529
National Retail Properties Inc
4.30%, 10/15/2028 400 432
4.80%, 10/15/2048 200 225
Office Properties Income Trust
4.00%, 07/15/2022 400 404
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 313
4.95%, 04/01/2024 750 794
Prologis LP
3.88%, 09/15/2028 250 271
Realty Income Corp
4.65%, 08/01/2023 250 270
Simon Property Group LP
3.25%, 11/30/2026 500 517
3.38%, 10/01/2024 300 313
3.75%, 02/01/2024 500 527
4.13%, 12/01/2021 200 208
4.25%, 11/30/2046 130 144
6.75%, 02/01/2040 25 36
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 304
UDR Inc
4.00%, 10/01/2025 200 213
Ventas Realty LP
3.50%, 04/15/2024 300 311
4.00%, 03/01/2028 80 84
5.70%, 09/30/2043 300 358
Ventas Realty LP / Ventas Capital Corp
4.25%, 03/01/2022 128 134

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Weingarten Realty Investors
3.38%, 10/15/2022 $ 180 $ 183
Welltower Inc
3.63%, 03/15/2024 300 312
3.75%, 03/15/2023 200 208
4.13%, 03/15/2029 300 318
Weyerhaeuser Co
4.70%, 03/15/2021 51 53
7.38%, 03/15/2032 300 419
$ 18,330
Retail - 0.75%
AutoZone Inc
3.75%, 06/01/2027 250 261
4.00%, 11/15/2020 251 256
Costco Wholesale Corp
2.15%, 05/18/2021 35 35
2.30%, 05/18/2022 310 312
2.75%, 05/18/2024 50 51
3.00%, 05/18/2027 150 155
Dollar General Corp
4.15%, 11/01/2025 500 535
Dollar Tree Inc
4.20%, 05/15/2028 185 192
Home Depot Inc /The
2.13%, 09/15/2026 250 245
2.63%, 06/01/2022 30 30
2.70%, 04/01/2023 30 31
3.50%, 09/15/2056 305 301
3.75%, 02/15/2024 380 406
3.90%, 06/15/2047 30 32
4.20%, 04/01/2043 20 22
4.25%, 04/01/2046 15 17
4.40%, 03/15/2045 20 23
5.88%, 12/16/2036 987 1,310
5.95%, 04/01/2041 351 476
Kohl's Corp
5.55%, 07/17/2045 250 250
Lowe's Cos Inc
3.10%, 05/03/2027 530 538
3.12%, 04/15/2022 30 31
3.65%, 04/05/2029 465 485
3.70%, 04/15/2046 40 38
3.80%, 11/15/2021 102 105
4.05%, 05/03/2047 30 30
4.38%, 09/15/2045 500 521
Macy's Retail Holdings Inc
2.88%, 02/15/2023 305 299
3.45%, 01/15/2021 500 502
McDonald's Corp
2.75%, 12/09/2020 20 20
3.38%, 05/26/2025 500 523
3.50%, 07/15/2020 151 153
3.70%, 02/15/2042 128 125
4.70%, 12/09/2035 25 28
4.88%, 07/15/2040 9 10
4.88%, 12/09/2045 250 287
6.30%, 10/15/2037 262 342
O'Reilly Automotive Inc
3.85%, 06/15/2023 300 314
4.35%, 06/01/2028 300 324
QVC Inc
4.38%, 03/15/2023 250 254
Starbucks Corp
3.55%, 08/15/2029 500 523
3.85%, 10/01/2023 530 559
4.45%, 08/15/2049 300 328
4.50%, 11/15/2048 200 220
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Target Corp
2.50%, 04/15/2026 $ 500 $ 503
2.90%, 01/15/2022 25 26
3.50%, 07/01/2024 30 32
3.63%, 04/15/2046 35 36
TJX Cos Inc /The
2.50%, 05/15/2023 500 506
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 420 424
3.80%, 11/18/2024 300 312
4.80%, 11/18/2044 355 357
Walmart Inc
2.35%, 12/15/2022 500 506
2.85%, 07/08/2024 575 594
3.05%, 07/08/2026 500 524
3.25%, 10/25/2020 71 72
3.25%, 07/08/2029 490 517
3.40%, 06/26/2023 530 557
3.63%, 07/08/2020 81 82
3.63%, 12/15/2047 120 128
3.70%, 06/26/2028 390 426
3.95%, 06/28/2038 185 206
5.63%, 04/01/2040 38 50
5.63%, 04/15/2041 280 374
7.55%, 02/15/2030 628 890
$ 18,621
Semiconductors - 0.44%
Analog Devices Inc
2.50%, 12/05/2021 750 752
2.95%, 01/12/2021 300 303
Applied Materials Inc
3.30%, 04/01/2027 35 36
3.90%, 10/01/2025 500 537
4.35%, 04/01/2047 40 45
5.10%, 10/01/2035 250 303
Broadcom Corp / Broadcom Cayman Finance Ltd
3.00%, 01/15/2022 550 551
3.63%, 01/15/2024 75 76
3.88%, 01/15/2027 660 647
Broadcom Inc
3.63%, 10/15/2024
(e)
350 352
4.25%, 04/15/2026
(e)
500 507
4.75%, 04/15/2029
(e)
730 750
Intel Corp
2.35%, 05/11/2022 5 5
2.45%, 07/29/2020 500 501
2.60%, 05/19/2026 530 534
2.70%, 12/15/2022 25 25
3.15%, 05/11/2027 540 562
3.30%, 10/01/2021 207 213
3.73%, 12/08/2047 240 251
4.00%, 12/15/2032 200 225
4.25%, 12/15/2042 200 221
4.80%, 10/01/2041 77 91
4.90%, 07/29/2045 25 30
KLA-Tencor Corp
4.65%, 11/01/2024 500 548
Marvell Technology Group Ltd
4.88%, 06/22/2028 300 318
NVIDIA Corp
2.20%, 09/16/2021 500 499
QUALCOMM Inc
2.60%, 01/30/2023 360 361
2.90%, 05/20/2024 20 20
3.00%, 05/20/2022 30 31
3.25%, 05/20/2027 320 326
3.45%, 05/20/2025 300 311
4.65%, 05/20/2035 115 128

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
QUALCOMM Inc   (continued)
4.80%, 05/20/2045 $ 175 $ 196
Texas Instruments Inc
2.75%, 03/12/2021 400 405
4.15%, 05/15/2048 205 233
$ 10,893
Software - 0.64%
CA Inc
3.60%, 08/15/2022 300 305
Fidelity National Information Services Inc
3.00%, 08/15/2026 40 41
3.50%, 04/15/2023 30 31
3.63%, 10/15/2020 340 345
3.75%, 05/21/2029 400 425
4.75%, 05/15/2048 300 335
5.00%, 10/15/2025 242 272
Fiserv Inc
3.50%, 10/01/2022 600 618
3.80%, 10/01/2023 400 421
Microsoft Corp
1.55%, 08/08/2021 670 664
2.00%, 11/03/2020 210 210
2.38%, 02/12/2022 380 384
2.38%, 05/01/2023 25 25
2.40%, 02/06/2022 690 697
2.40%, 08/08/2026 55 55
2.65%, 11/03/2022 55 56
2.70%, 02/12/2025 30 31
2.88%, 02/06/2024 40 41
3.00%, 10/01/2020 600 607
3.13%, 11/03/2025 700 737
3.30%, 02/06/2027 920 978
3.45%, 08/08/2036 750 794
3.63%, 12/15/2023 30 32
3.70%, 08/08/2046 45 49
4.00%, 02/12/2055 850 956
4.10%, 02/06/2037 180 205
4.20%, 11/03/2035 430 493
4.25%, 02/06/2047 50 59
4.50%, 02/06/2057 625 765
5.30%, 02/08/2041 77 101
Oracle Corp
2.40%, 09/15/2023 30 30
2.50%, 05/15/2022 30 30
2.50%, 10/15/2022 1,570 1,581
2.63%, 02/15/2023 390 396
2.80%, 07/08/2021 80 81
3.80%, 11/15/2037 250 265
3.88%, 07/15/2020 77 78
4.00%, 07/15/2046 780 836
4.30%, 07/08/2034 1,015 1,155
4.38%, 05/15/2055 610 676
$ 15,860
Sovereign - 1.30%
Chile Government International Bond
3.13%, 03/27/2025 250 260
3.25%, 09/14/2021 180 184
3.88%, 08/05/2020 500 510
Colombia Government International Bond
2.63%, 03/15/2023 500 498
4.38%, 07/12/2021 100 104
4.50%, 01/28/2026 200 216
5.63%, 02/26/2044 1,000 1,182
6.13%, 01/18/2041 200 248
8.13%, 05/21/2024 201 247
10.38%, 01/28/2033 100 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Export-Import Bank of Korea
3.00%, 11/01/2022 $ 500 $ 510
3.25%, 11/10/2025 500 521
3.25%, 08/12/2026 500 514
5.00%, 04/11/2022 200 214
Hungary Government International Bond
7.63%, 03/29/2041 500 802
Indonesia Government International Bond
3.50%, 01/11/2028 200 201
4.35%, 01/11/2048 500 516
Israel Government AID Bond
5.50%, 09/18/2023 25 29
5.50%, 04/26/2024 125 145
5.50%, 09/18/2033 12 16
Israel Government International Bond
3.25%, 01/17/2028 300 316
4.00%, 06/30/2022 500 525
4.13%, 01/17/2048 300 328
Japan Bank for International Cooperation
2.13%, 06/01/2020 500 500
2.38%, 04/20/2026 300 302
2.50%, 06/01/2022 500 507
3.00%, 05/29/2024 1,000 1,040
3.38%, 07/31/2023 1,000 1,050
Korea International Bond
3.88%, 09/11/2023 250 268
Mexico Government International Bond
3.50%, 01/21/2021 1,000 1,015
3.60%, 01/30/2025 210 215
3.63%, 03/15/2022 300 307
3.75%, 01/11/2028 500 509
4.60%, 01/23/2046 670 685
4.60%, 02/10/2048 700 721
4.75%, 03/08/2044 506 528
5.55%, 01/21/2045 300 350
6.05%, 01/11/2040 464 554
8.30%, 08/15/2031 738 1,041
Panama Government International Bond
3.88%, 03/17/2028 500 534
4.50%, 04/16/2050 200 224
6.70%, 01/26/2036 224 305
8.88%, 09/30/2027 77 109
Peruvian Government International Bond
5.63%, 11/18/2050 528 727
6.55%, 03/14/2037 126 178
7.35%, 07/21/2025 180 230
8.75%, 11/21/2033 192 310
Philippine Government International Bond
3.00%, 02/01/2028 300 308
3.70%, 02/02/2042 230 250
3.95%, 01/20/2040 300 334
5.00%, 01/13/2037 300 374
6.38%, 10/23/2034 210 293
9.50%, 02/02/2030 400 639
10.63%, 03/16/2025 400 573
Republic of Italy Government International Bond
5.38%, 06/15/2033 64 70
6.88%, 09/27/2023 712 805
Republic of Poland Government International
Bond
4.00%, 01/22/2024 1,000 1,076
5.00%, 03/23/2022 528 567
5.13%, 04/21/2021 51 54
Svensk Exportkredit AB
2.38%, 03/09/2022 500 506
2.88%, 05/22/2021 800 814

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tennessee Valley Authority
2.88%, 02/01/2027 $ 250 $ 261
3.50%, 12/15/2042 400 429
3.88%, 02/15/2021 500 516
4.25%, 09/15/2065 200 252
5.25%, 09/15/2039 251 335
5.38%, 04/01/2056 154 226
6.75%, 11/01/2025 102 130
Uruguay Government International Bond
4.13%, 11/20/2045 100 102
4.38%, 10/27/2027 940 1,015
4.98%, 04/20/2055 210 232
5.10%, 06/18/2050 500 562
8.00%, 11/18/2022 1,015 1,146
$ 32,321
Supranational Bank - 1.39%
African Development Bank
2.38%, 09/23/2021 400 405
Asian Development Bank
1.75%, 06/08/2021 500 499
1.75%, 09/13/2022 465 464
1.75%, 08/14/2026 500 492
1.88%, 02/18/2022 1,250 1,252
2.13%, 11/24/2021 750 755
2.13%, 03/19/2025 300 304
2.25%, 01/20/2021 500 502
2.63%, 01/30/2024 1,000 1,034
2.75%, 03/17/2023 400 413
2.75%, 01/19/2028 300 315
5.82%, 06/16/2028 15 19
6.38%, 10/01/2028 51 68
Asian Infrastructure Investment Bank/The
2.25%, 05/16/2024 500 509
Corp Andina de Fomento
2.20%, 07/18/2020 1,000 995
3.25%, 02/11/2022 900 916
4.38%, 06/15/2022 22 23
European Bank for Reconstruction &
Development
1.13%, 08/24/2020 500 495
1.88%, 02/23/2022 250 250
European Investment Bank
1.38%, 09/15/2021 1,350 1,337
2.00%, 03/15/2021 1,775 1,778
2.25%, 03/15/2022 400 405
2.25%, 08/15/2022 1,000 1,013
2.25%, 06/24/2024 500 509
2.38%, 05/24/2027 300 309
2.50%, 04/15/2021 1,500 1,517
2.50%, 03/15/2023 600 615
2.63%, 05/20/2022 900 920
2.63%, 03/15/2024 1,000 1,035
3.25%, 01/29/2024 1,000 1,061
4.88%, 02/15/2036 25 33
FMS Wertmanagement
2.75%, 01/30/2024 500 519
Inter-American Development Bank
1.75%, 04/14/2022 1,000 998
1.88%, 03/15/2021 500 500
2.13%, 11/09/2020 250 251
2.13%, 01/18/2022 340 343
2.38%, 07/07/2027 500 512
2.50%, 01/18/2023 450 461
3.00%, 02/21/2024 250 263
3.13%, 09/18/2028 500 543
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development
1.38%, 05/24/2021 $ 345 $ 342
1.38%, 09/20/2021 500 495
1.63%, 02/10/2022 1,000 996
2.13%, 11/01/2020 750 752
2.25%, 06/24/2021 500 504
2.50%, 11/25/2024 500 516
2.50%, 07/29/2025 1,700 1,754
2.50%, 11/22/2027 1,500 1,552
7.63%, 01/19/2023 12 14
International Finance Corp
1.13%, 07/20/2021 1,500 1,478
2.25%, 01/25/2021 500 503
Nordic Investment Bank
2.25%, 02/01/2021 500 503
2.25%, 05/21/2024 500 509
$ 34,550
Telecommunications - 1.27%
America Movil SAB de CV
3.13%, 07/16/2022 600 613
6.13%, 03/30/2040 102 133
6.38%, 03/01/2035 200 260
AT&T Inc
2.45%, 06/30/2020 600 600
2.63%, 12/01/2022 630 634
2.95%, 07/15/2026 20 20
3.00%, 06/30/2022 200 204
3.40%, 05/15/2025 200 206
3.60%, 07/15/2025 500 519
3.80%, 03/01/2024 25 26
3.80%, 02/15/2027 40 42
4.00%, 01/15/2022 180 187
4.05%, 12/15/2023 500 530
4.10%, 02/15/2028 81 86
4.13%, 02/17/2026 30 32
4.25%, 03/01/2027 530 568
4.30%, 02/15/2030 1,101 1,178
4.30%, 12/15/2042 221 219
4.35%, 03/01/2029 500 539
4.35%, 06/15/2045 1,005 1,005
4.50%, 05/15/2035 1,225 1,282
4.50%, 03/09/2048 572 585
4.55%, 03/09/2049 247 252
4.60%, 02/15/2021 171 176
4.65%, 06/01/2044 500 516
4.75%, 05/15/2046 230 243
4.85%, 07/15/2045 60 64
5.15%, 03/15/2042 30 33
5.15%, 11/15/2046 20 22
5.35%, 09/01/2040 30 34
5.38%, 10/15/2041 128 142
5.45%, 03/01/2047 30 34
5.65%, 02/15/2047 15 18
5.70%, 03/01/2057 530 624
6.00%, 08/15/2040 663 788
British Telecommunications PLC
9.62%, 12/15/2030 577 870
Cisco Systems Inc
1.85%, 09/20/2021 350 348
2.20%, 09/20/2023 30 30
2.50%, 09/20/2026 30 30
2.95%, 02/28/2026 500 515
3.63%, 03/04/2024 30 32
5.90%, 02/15/2039 680 929
Corning Inc
4.38%, 11/15/2057 300 292
4.75%, 03/15/2042 102 112

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 $ 641 $ 923
Juniper Networks Inc
4.60%, 03/15/2021 500 517
Motorola Solutions Inc
4.00%, 09/01/2024 500 521
Orange SA
4.13%, 09/14/2021 128 133
5.38%, 01/13/2042 102 123
Rogers Communications Inc
3.00%, 03/15/2023 400 408
4.30%, 02/15/2048 95 101
5.00%, 03/15/2044 500 577
Telefonica Emisiones SA
5.21%, 03/08/2047 530 584
7.05%, 06/20/2036 295 386
TELUS Corp
4.60%, 11/16/2048 300 330
Verizon Communications Inc
2.63%, 08/15/2026 25 25
2.95%, 03/15/2022 746 762
3.13%, 03/16/2022 260 266
3.38%, 02/15/2025 40 42
3.85%, 11/01/2042 25 26
3.88%, 02/08/2029 400 429
4.02%, 12/03/2029
(e)
1,274 1,379
4.13%, 03/16/2027 500 544
4.33%, 09/21/2028 500 554
4.40%, 11/01/2034 750 831
4.50%, 08/10/2033 360 406
4.81%, 03/15/2039 25 29
4.86%, 08/21/2046 2,140 2,492
5.01%, 04/15/2049 540 643
5.01%, 08/21/2054 50 60
5.15%, 09/15/2023 615 687
5.50%, 03/16/2047 25 31
Vodafone Group PLC
4.38%, 05/30/2028 560 605
5.00%, 05/30/2038 250 272
5.25%, 05/30/2048 400 442
6.15%, 02/27/2037 201 244
6.25%, 11/30/2032 500 617
$ 31,561
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.15%, 05/15/2021 250 252
6.35%, 03/15/2040 25 30
$ 282
Transportation - 0.57%
Burlington Northern Santa Fe LLC
3.00%, 04/01/2025 500 515
4.13%, 06/15/2047 30 33
4.15%, 04/01/2045 500 559
4.45%, 03/15/2043 20 23
4.55%, 09/01/2044 15 17
5.15%, 09/01/2043 350 435
6.20%, 08/15/2036 500 668
Canadian National Railway Co
3.20%, 08/02/2046 400 391
3.65%, 02/03/2048 75 79
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 327
4.45%, 03/15/2023 128 137
4.80%, 09/15/2035 500 567
CSX Corp
2.60%, 11/01/2026 300 297
3.25%, 06/01/2027 40 41
3.35%, 11/01/2025 500 524
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp   (continued)
3.70%, 11/01/2023 $ 500 $ 526
3.80%, 03/01/2028 100 108
3.80%, 11/01/2046 30 30
4.25%, 11/01/2066 400 412
4.30%, 03/01/2048 105 114
4.75%, 05/30/2042 277 315
FedEx Corp
2.63%, 08/01/2022 100 101
3.25%, 04/01/2026 400 415
3.88%, 08/01/2042 100 94
4.40%, 01/15/2047 55 55
4.55%, 04/01/2046 400 409
4.75%, 11/15/2045 525 550
Kansas City Southern
4.70%, 05/01/2048 300 336
Norfolk Southern Corp
3.25%, 12/01/2021 251 256
3.85%, 01/15/2024 200 211
3.94%, 11/01/2047 398 414
4.84%, 10/01/2041 100 116
Union Pacific Corp
3.15%, 03/01/2024 400 412
3.70%, 03/01/2029 900 968
3.80%, 10/01/2051 577 580
3.95%, 09/10/2028 210 230
4.15%, 01/15/2045 350 370
4.16%, 07/15/2022 256 269
4.80%, 09/10/2058 225 262
United Parcel Service Inc
2.45%, 10/01/2022 10 10
3.05%, 11/15/2027 500 517
3.13%, 01/15/2021 1,128 1,145
3.75%, 11/15/2047 140 141
4.88%, 11/15/2040 25 29
6.20%, 01/15/2038 23 31
$ 14,039
Trucking & Leasing - 0.01%
GATX Corp
4.55%, 11/07/2028 300 322
Water - 0.01%
American Water Capital Corp
3.75%, 09/01/2047 180 182
6.59%, 10/15/2037 5 7
$ 189
TOTAL BONDS $ 796,050
MUNICIPAL BONDS - 0.78%
Principal
Amount (000's) Value (000's)
California - 0.23%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 450
6.92%, 04/01/2040 120 173
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 82
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 228
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 102
5.76%, 07/01/2029 50 61
6.76%, 07/01/2034 530 727
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 359
San Diego County Water Authority
6.14%, 05/01/2049 260 369

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 $ 25 $ 31
State of California
3.50%, 04/01/2028 165 178
7.30%, 10/01/2039 375 563
7.35%, 11/01/2039 500 756
7.60%, 11/01/2040 180 292
7.63%, 03/01/2040 280 442
7.95%, 03/01/2036 500 519
University of California
5.77%, 05/15/2043 200 263
$ 5,595
Connecticut - 0.05%
State of Connecticut
5.85%, 03/15/2032 1,025 1,318
District of Columbia - 0.02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 576
Florida - 0.05%
State Board of Administration Finance Corp
3.00%, 07/01/2020 1,305 1,313
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 150 180
7.06%, 04/01/2057 199 252
$ 432
Illinois - 0.07%
Chicago Transit Authority
6.20%, 12/01/2040 70 91
6.90%, 12/01/2040 200 270
City of Chicago IL
6.31%, 01/01/2044 250 270
County of Cook IL
6.23%, 11/15/2034 102 136
State of Illinois
4.95%, 06/01/2023 26 28
5.10%, 06/01/2033 735 774
7.35%, 07/01/2035 70 83
$ 1,652
Kansas - 0.01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 134
Massachusetts - 0.01%
Commonwealth of Massachusetts
4.20%, 12/01/2021 300 311
Nevada - 0.01%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 39
6.88%, 07/01/2042 70 70
$ 109
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from AGM )
0.00%, 02/15/2023
(d),(g)
51 46
New Jersey Economic Development
Authority (credit support from NATL )
7.43%, 02/15/2029
(g)
700 884
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 219
6.56%, 12/15/2040 210 284
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 221
Rutgers The State University of New
Jersey (credit support from GO OF UNIV )
5.67%, 05/01/2040
(g)
130 169
$ 1,823
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 0.09%
City of New York NY
5.52%, 10/01/2037 $ 25 $ 32
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 190
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 320
New York City Water & Sewer System
5.72%, 06/15/2042 270 379
5.95%, 06/15/2042 125 175
New York State Dormitory Authority
5.60%, 03/15/2040 435 557
Port Authority of New York & New Jersey
4.46%, 10/01/2062 100 120
4.96%, 08/01/2046 300 383
Port Authority of New York & New Jersey (credit
support from GO OF AUTH )
6.04%, 12/01/2029
(g)
50 65
$ 2,221
Ohio - 0.01%
American Municipal Power Inc
6.27%, 02/15/2050 69 93
Ohio State University/The
4.91%, 06/01/2040 125 155
$ 248
Pennsylvania - 0.02%
State Public School Building Authority
5.00%, 09/15/2027 500 574
Texas - 0.09%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 186
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 64
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 97
Dallas County Hospital District
5.62%, 08/15/2044 83 109
Dallas Independent School District (credit
support from PSF-GTD )
6.45%, 02/15/2035
(g)
50 53
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 378
State of Texas
4.68%, 04/01/2040 100 120
5.52%, 04/01/2039 405 538
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 755
$ 2,300
Utah - 0.01%
State of Utah
3.54%, 07/01/2025 300 314
Wisconsin - 0.02%
State of Wisconsin (credit support from AGM )
5.70%, 05/01/2026
(g)
370 423
TOTAL MUNICIPAL BONDS $ 19,343
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 61.10%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5.99%
2.00%, 09/01/2028 $ 128 $ 128
2.00%, 08/01/2029 487 486
2.00%, 10/01/2031 111 110
2.00%, 03/01/2032 209 207
2.50%, 08/01/2027 87 87
2.50%, 08/01/2027 89 89

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 10/01/2027 $ 172 $ 174
2.50%, 03/01/2028 367 371
2.50%, 04/01/2028 75 76
2.50%, 04/01/2028 27 27
2.50%, 06/01/2028 89 90
2.50%, 06/01/2028 197 199
2.50%, 06/01/2028 98 99
2.50%, 06/01/2028 484 489
2.50%, 07/01/2028 327 330
2.50%, 10/01/2028 164 166
2.50%, 10/01/2028 186 188
2.50%, 10/01/2029 440 444
2.50%, 12/01/2029 534 538
2.50%, 09/01/2030 875 882
2.50%, 01/01/2031 78 78
2.50%, 01/01/2031 928 936
2.50%, 01/01/2031 131 132
2.50%, 02/01/2031 102 102
2.50%, 03/01/2031 302 305
2.50%, 12/01/2031 292 294
2.50%, 12/01/2031 330 333
2.50%, 01/01/2032 408 411
2.50%, 02/01/2032 364 367
2.50%, 03/01/2032 472 476
2.50%, 11/01/2032 34 34
2.50%, 11/01/2032 958 966
2.50%, 02/01/2033 272 274
2.50%, 03/01/2033 851 858
2.50%, 03/01/2033 152 154
2.50%, 04/01/2033 356 359
2.50%, 05/01/2033 178 179
2.50%, 06/01/2033 279 281
2.50%, 11/01/2036 198 199
2.50%, 02/01/2043 187 187
2.50%, 03/01/2043 144 144
2.50%, 07/01/2045 50 50
2.50%, 11/01/2046 36 36
2.50%, 01/01/2047 66 66
2.50%, 02/01/2047 39 39
3.00%, 04/01/2021 32 33
3.00%, 01/01/2026 51 52
3.00%, 01/01/2027 157 161
3.00%, 02/01/2027 143 146
3.00%, 02/01/2027 99 102
3.00%, 02/01/2027 63 64
3.00%, 03/01/2027 26 26
3.00%, 03/01/2027 123 126
3.00%, 05/01/2027 112 114
3.00%, 06/01/2027 99 101
3.00%, 09/01/2028 49 50
3.00%, 10/01/2028 372 380
3.00%, 07/01/2029 460 471
3.00%, 07/01/2029 267 274
3.00%, 08/01/2029 201 206
3.00%, 09/01/2029 76 78
3.00%, 10/01/2029 120 123
3.00%, 11/01/2029 111 113
3.00%, 11/01/2029 203 208
3.00%, 12/01/2029 42 43
3.00%, 07/01/2030 459 470
3.00%, 09/01/2030 611 625
3.00%, 11/01/2030 315 322
3.00%, 11/01/2030 104 106
3.00%, 11/01/2030 183 187
3.00%, 01/01/2031 221 226
3.00%, 02/01/2031 230 235
3.00%, 04/01/2031 258 264
3.00%, 02/01/2032 87 89
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 05/01/2032 $ 140 $ 143
3.00%, 12/01/2032 822 839
3.00%, 12/01/2032 722 737
3.00%, 01/01/2033 1,188 1,213
3.00%, 02/01/2033 691 705
3.00%, 03/01/2033 413 422
3.00%, 04/01/2033 240 245
3.00%, 04/01/2033 226 230
3.00%, 06/01/2033 147 150
3.00%, 09/01/2033 211 215
3.00%, 09/01/2033 202 206
3.00%, 12/01/2033 91 93
3.00%, 12/01/2034 73 74
3.00%, 01/01/2035 50 51
3.00%, 02/01/2035 70 71
3.00%, 05/01/2035 611 621
3.00%, 02/01/2036 134 136
3.00%, 09/01/2036 106 109
3.00%, 02/01/2037 158 161
3.00%, 05/01/2037 234 238
3.00%, 06/01/2037 258 263
3.00%, 07/01/2037 420 428
3.00%, 09/01/2037 84 86
3.00%, 01/01/2043 359 365
3.00%, 01/01/2043 216 220
3.00%, 01/01/2043 506 515
3.00%, 02/01/2043 1,365 1,389
3.00%, 03/01/2043 898 914
3.00%, 04/01/2043 321 327
3.00%, 05/01/2043 330 336
3.00%, 06/01/2043 632 643
3.00%, 06/01/2043 188 192
3.00%, 07/01/2043 56 57
3.00%, 07/01/2043 974 991
3.00%, 07/01/2043 503 512
3.00%, 07/01/2043 560 570
3.00%, 07/01/2043 1,013 1,031
3.00%, 08/01/2043 198 202
3.00%, 08/01/2043 116 118
3.00%, 08/01/2043 295 300
3.00%, 08/01/2043 1,693 1,723
3.00%, 08/01/2043 265 270
3.00%, 08/01/2043 27 28
3.00%, 08/01/2043 242 246
3.00%, 09/01/2043 88 90
3.00%, 09/01/2043 395 402
3.00%, 09/01/2043 274 279
3.00%, 09/01/2043 607 617
3.00%, 10/01/2043 517 526
3.00%, 10/01/2043 147 150
3.00%, 03/01/2045 801 813
3.00%, 04/01/2045 261 265
3.00%, 06/01/2045 914 928
3.00%, 07/01/2045 524 533
3.00%, 07/01/2045 542 550
3.00%, 08/01/2045 268 272
3.00%, 08/01/2045 335 340
3.00%, 08/01/2045 1,013 1,028
3.00%, 12/01/2045 1,511 1,533
3.00%, 03/01/2046 211 214
3.00%, 03/01/2046 706 716
3.00%, 04/01/2046 1,013 1,027
3.00%, 04/01/2046 123 125
3.00%, 05/01/2046 229 232
3.00%, 07/01/2046 61 62
3.00%, 09/01/2046 1,100 1,115
3.00%, 10/01/2046 871 884
3.00%, 11/01/2046 1,202 1,217

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 11/01/2046 $ 960 $ 973
3.00%, 11/01/2046 167 169
3.00%, 11/01/2046 1,648 1,670
3.00%, 12/01/2046 1,168 1,183
3.00%, 12/01/2046 1,428 1,445
3.00%, 01/01/2047 26 26
3.00%, 01/01/2047 1,884 1,907
3.00%, 03/01/2047 1,718 1,739
3.00%, 03/01/2048 953 962
3.50%, 04/01/2021 49 50
3.50%, 10/01/2023 41 43
3.50%, 10/01/2025 8 8
3.50%, 10/01/2025 138 142
3.50%, 10/01/2025 6 7
3.50%, 11/01/2025 4 4
3.50%, 11/01/2025 2 3
3.50%, 11/01/2025 187 195
3.50%, 11/01/2025 20 21
3.50%, 11/01/2025 7 7
3.50%, 11/01/2025 16 17
3.50%, 12/01/2025 6 6
3.50%, 12/01/2025 15 16
3.50%, 01/01/2026 11 11
3.50%, 01/01/2026 284 293
3.50%, 02/01/2026 9 10
3.50%, 04/01/2026 26 27
3.50%, 05/01/2026 38 39
3.50%, 06/01/2026 6 6
3.50%, 06/01/2026 4 4
3.50%, 07/01/2026 25 25
3.50%, 07/01/2026 15 16
3.50%, 07/01/2026 4 4
3.50%, 08/01/2026 61 63
3.50%, 08/01/2026 15 16
3.50%, 09/01/2026 22 22
3.50%, 10/01/2026 14 15
3.50%, 12/01/2026 189 196
3.50%, 01/01/2027 25 26
3.50%, 12/01/2028 56 58
3.50%, 01/01/2029 155 161
3.50%, 03/01/2029 31 32
3.50%, 06/01/2029 203 211
3.50%, 07/01/2029 80 83
3.50%, 08/01/2029 38 40
3.50%, 09/01/2029 54 56
3.50%, 01/01/2030 27 28
3.50%, 01/01/2032 117 122
3.50%, 02/01/2032 74 77
3.50%, 03/01/2032 91 94
3.50%, 04/01/2032 85 88
3.50%, 08/01/2032 72 74
3.50%, 09/01/2033 535 554
3.50%, 01/01/2034 79 82
3.50%, 01/01/2035 165 172
3.50%, 02/01/2035 150 156
3.50%, 07/01/2035 195 202
3.50%, 09/01/2035 387 399
3.50%, 04/01/2037 117 121
3.50%, 06/01/2037 277 286
3.50%, 02/01/2041 30 31
3.50%, 05/01/2041 372 385
3.50%, 10/01/2041 31 32
3.50%, 11/01/2041 34 35
3.50%, 01/01/2042 79 82
3.50%, 02/01/2042 472 490
3.50%, 02/01/2042 32 33
3.50%, 03/01/2042 42 43
3.50%, 03/01/2042 12 12
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 04/01/2042 $ 120 $ 125
3.50%, 04/01/2042 83 86
3.50%, 04/01/2042 93 97
3.50%, 04/01/2042 26 27
3.50%, 04/01/2042 123 128
3.50%, 06/01/2042 285 296
3.50%, 06/01/2042 73 76
3.50%, 06/01/2042 78 81
3.50%, 07/01/2042 393 408
3.50%, 07/01/2042 476 495
3.50%, 08/01/2042 206 214
3.50%, 08/01/2042 103 107
3.50%, 08/01/2042 464 482
3.50%, 02/01/2043 447 464
3.50%, 08/01/2043 40 42
3.50%, 02/01/2044 547 567
3.50%, 06/01/2044 793 824
3.50%, 08/01/2044 505 524
3.50%, 09/01/2044 432 447
3.50%, 02/01/2045 472 487
3.50%, 03/01/2045 672 693
3.50%, 06/01/2045 750 774
3.50%, 07/01/2045 1,287 1,329
3.50%, 09/01/2045 36 37
3.50%, 09/01/2045 737 760
3.50%, 10/01/2045 824 851
3.50%, 11/01/2045 1,315 1,358
3.50%, 12/01/2045 739 763
3.50%, 12/01/2045 1,052 1,086
3.50%, 12/01/2045 126 131
3.50%, 01/01/2046 148 153
3.50%, 01/01/2046 373 385
3.50%, 03/01/2046 3,550 3,664
3.50%, 03/01/2046 287 296
3.50%, 03/01/2046 687 710
3.50%, 04/01/2046 856 884
3.50%, 05/01/2046 935 965
3.50%, 06/01/2046 1,051 1,084
3.50%, 08/01/2046 724 747
3.50%, 04/01/2047 1,312 1,353
3.50%, 08/01/2047 1,292 1,331
3.50%, 11/01/2047 1,230 1,268
3.50%, 11/01/2047 932 960
3.50%, 12/01/2047 1,062 1,093
3.50%, 01/01/2048 492 507
3.50%, 05/01/2048 188 194
3.50%, 06/01/2048 481 494
3.50%, 06/01/2048 932 956
3.50%, 06/01/2048 489 502
3.50%, 09/01/2048 564 578
3.50%, 09/01/2048 370 383
3.50%, 10/01/2048 469 480
3.50%, 11/01/2048 542 555
3.50%, 04/01/2049 492 504
4.00%, 10/01/2020 3 3
4.00%, 05/01/2024 18 19
4.00%, 05/01/2024 41 42
4.00%, 12/01/2024 7 7
4.00%, 01/01/2025 12 12
4.00%, 02/01/2025 5 5
4.00%, 03/01/2025 4 4
4.00%, 03/01/2025 9 10
4.00%, 04/01/2025 7 7
4.00%, 06/01/2025 121 126
4.00%, 06/01/2025 12 13
4.00%, 06/01/2025 7 7
4.00%, 06/01/2025 5 5
4.00%, 07/01/2025 4 4

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2025 $ 171 $ 178
4.00%, 08/01/2025 11 11
4.00%, 08/01/2025 6 7
4.00%, 09/01/2025 2 2
4.00%, 10/01/2025 23 24
4.00%, 02/01/2026 11 11
4.00%, 05/01/2026 33 34
4.00%, 07/01/2026 24 25
4.00%, 12/01/2030 38 40
4.00%, 08/01/2031 41 43
4.00%, 10/01/2031 55 58
4.00%, 11/01/2031 17 18
4.00%, 12/01/2031 28 30
4.00%, 11/01/2033 78 83
4.00%, 01/01/2034 126 133
4.00%, 07/01/2035 55 58
4.00%, 03/01/2037 241 253
4.00%, 05/01/2038 131 137
4.00%, 06/01/2039 3 3
4.00%, 07/01/2039 27 29
4.00%, 09/01/2039 18 19
4.00%, 12/01/2039 19 20
4.00%, 12/01/2039 12 13
4.00%, 01/01/2040 21 22
4.00%, 03/01/2040 9 9
4.00%, 09/01/2040 28 29
4.00%, 09/01/2040 4 5
4.00%, 10/01/2040 22 23
4.00%, 10/01/2040 43 45
4.00%, 12/01/2040 26 27
4.00%, 12/01/2040 41 43
4.00%, 12/01/2040 71 75
4.00%, 12/01/2040 33 34
4.00%, 12/01/2040 37 39
4.00%, 02/01/2041 84 89
4.00%, 02/01/2041 257 272
4.00%, 02/01/2041 58 61
4.00%, 04/01/2041 30 32
4.00%, 07/01/2041 24 25
4.00%, 08/01/2041 46 49
4.00%, 08/01/2041 22 23
4.00%, 10/01/2041 33 35
4.00%, 10/01/2041 28 29
4.00%, 10/01/2041 68 72
4.00%, 10/01/2041 9 9
4.00%, 10/01/2041 74 78
4.00%, 11/01/2041 50 53
4.00%, 11/01/2041 142 149
4.00%, 11/01/2041 89 94
4.00%, 03/01/2042 83 88
4.00%, 06/01/2042 159 168
4.00%, 06/01/2042 125 132
4.00%, 08/01/2043 733 771
4.00%, 11/01/2043 14 14
4.00%, 01/01/2044 180 188
4.00%, 02/01/2044 200 210
4.00%, 02/01/2044 48 49
4.00%, 02/01/2044 409 431
4.00%, 03/01/2044 125 132
4.00%, 04/01/2044 526 552
4.00%, 05/01/2044 139 146
4.00%, 05/01/2044 56 58
4.00%, 07/01/2044 419 439
4.00%, 07/01/2044 81 85
4.00%, 07/01/2044 346 363
4.00%, 10/01/2044 373 391
4.00%, 11/01/2044 694 728
4.00%, 12/01/2044 807 845
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 12/01/2044 $ 12 $ 13
4.00%, 01/01/2045 223 234
4.00%, 02/01/2045 332 347
4.00%, 02/01/2045 24 25
4.00%, 04/01/2045 11 12
4.00%, 04/01/2045 282 295
4.00%, 05/01/2045 138 145
4.00%, 06/01/2045 311 326
4.00%, 07/01/2045 350 366
4.00%, 08/01/2045 115 120
4.00%, 08/01/2045 56 59
4.00%, 08/01/2045 119 125
4.00%, 08/01/2045 1,129 1,182
4.00%, 09/01/2045 12 13
4.00%, 09/01/2045 1,336 1,398
4.00%, 09/01/2045 390 408
4.00%, 10/01/2045 1,407 1,472
4.00%, 11/01/2045 812 849
4.00%, 12/01/2045 361 377
4.00%, 01/01/2046 98 102
4.00%, 02/01/2046 17 18
4.00%, 03/01/2047 1,260 1,317
4.00%, 08/01/2047 1,360 1,417
4.00%, 10/01/2047 965 1,005
4.00%, 12/01/2047 1,548 1,612
4.00%, 07/01/2048 1,523 1,582
4.00%, 08/01/2048 903 936
4.00%, 09/01/2048 40 43
4.00%, 09/01/2048 850 882
4.00%, 09/01/2048 46 47
4.00%, 11/01/2048 931 962
4.50%, 04/01/2023 4 4
4.50%, 08/01/2023 70 73
4.50%, 01/01/2024 4 4
4.50%, 01/01/2024 2 2
4.50%, 04/01/2024 38 39
4.50%, 05/01/2024 66 69
4.50%, 07/01/2024 4 4
4.50%, 09/01/2024 11 11
4.50%, 09/01/2024 9 10
4.50%, 11/01/2024 57 59
4.50%, 04/01/2025 11 11
4.50%, 05/01/2025 5 5
4.50%, 07/01/2025 11 11
4.50%, 09/01/2026 55 57
4.50%, 02/01/2030 12 13
4.50%, 08/01/2030 9 10
4.50%, 05/01/2031 12 13
4.50%, 06/01/2031 82 87
4.50%, 08/01/2035 35 37
4.50%, 08/01/2035 75 80
4.50%, 08/01/2036 13 14
4.50%, 02/01/2039 1 1
4.50%, 02/01/2039 30 32
4.50%, 03/01/2039 24 26
4.50%, 04/01/2039 43 47
4.50%, 05/01/2039 110 119
4.50%, 05/01/2039 56 60
4.50%, 06/01/2039 135 145
4.50%, 06/01/2039 25 27
4.50%, 09/01/2039 232 250
4.50%, 10/01/2039 58 63
4.50%, 10/01/2039 98 105
4.50%, 11/01/2039 24 25
4.50%, 11/01/2039 37 40
4.50%, 11/01/2039 39 42
4.50%, 11/01/2039 16 17
4.50%, 12/01/2039 65 70

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 12/01/2039 $ 18 $ 19
4.50%, 02/01/2040 66 71
4.50%, 02/01/2040 8 9
4.50%, 02/01/2040 58 63
4.50%, 02/01/2040 34 37
4.50%, 04/01/2040 37 40
4.50%, 05/01/2040 46 50
4.50%, 05/01/2040 12 13
4.50%, 07/01/2040 35 38
4.50%, 07/01/2040 40 43
4.50%, 08/01/2040 69 74
4.50%, 08/01/2040 22 23
4.50%, 08/01/2040 30 32
4.50%, 08/01/2040 15 16
4.50%, 08/01/2040 15 17
4.50%, 09/01/2040 15 16
4.50%, 09/01/2040 14 15
4.50%, 09/01/2040 8 9
4.50%, 10/01/2040 155 166
4.50%, 02/01/2041 27 29
4.50%, 03/01/2041 378 407
4.50%, 03/01/2041 247 265
4.50%, 03/01/2041 331 356
4.50%, 03/01/2041 47 50
4.50%, 04/01/2041 42 45
4.50%, 04/01/2041 60 65
4.50%, 05/01/2041 70 73
4.50%, 05/01/2041 62 66
4.50%, 05/01/2041 21 22
4.50%, 06/01/2041 30 32
4.50%, 06/01/2041 21 22
4.50%, 06/01/2041 13 14
4.50%, 06/01/2041 31 33
4.50%, 07/01/2041 41 44
4.50%, 07/01/2041 39 42
4.50%, 08/01/2041 23 25
4.50%, 09/01/2041 180 189
4.50%, 10/01/2041 60 65
4.50%, 11/01/2041 250 269
4.50%, 03/01/2042 51 54
4.50%, 09/01/2043 37 40
4.50%, 09/01/2043 213 228
4.50%, 10/01/2043 17 18
4.50%, 11/01/2043 13 14
4.50%, 11/01/2043 118 126
4.50%, 11/01/2043 136 146
4.50%, 11/01/2043 62 66
4.50%, 01/01/2044 110 118
4.50%, 01/01/2044 158 169
4.50%, 03/01/2044 60 63
4.50%, 03/01/2044 176 188
4.50%, 05/01/2044 27 28
4.50%, 05/01/2044 291 310
4.50%, 05/01/2044 38 39
4.50%, 07/01/2044 112 119
4.50%, 07/01/2044 74 80
4.50%, 09/01/2044 111 118
4.50%, 07/01/2045 16 17
4.50%, 09/01/2045 80 85
4.50%, 10/01/2045 131 139
4.50%, 02/01/2046 600 636
4.50%, 03/01/2047 629 663
4.50%, 03/01/2047 132 139
4.50%, 04/01/2047 177 187
4.50%, 06/01/2047 388 409
4.50%, 09/01/2047 359 378
4.50%, 11/01/2047 87 92
4.50%, 05/01/2048 449 472
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 07/01/2048 $ 858 $ 899
4.50%, 09/01/2048 482 505
4.50%, 11/01/2048 899 940
4.50%, 11/01/2048 465 488
4.50%, 12/01/2048 395 415
4.50%, 01/01/2049 1,480 1,554
5.00%, 12/01/2019 1 1
5.00%, 12/01/2021 1 1
5.00%, 02/01/2022 2 2
5.00%, 09/01/2022 3 3
5.00%, 06/01/2023 58 60
5.00%, 06/01/2023 2 2
5.00%, 09/01/2023 57 60
5.00%, 12/01/2023 30 31
5.00%, 04/01/2024 25 26
5.00%, 07/01/2024 3 3
5.00%, 01/01/2025 88 93
5.00%, 06/01/2025 4 4
5.00%, 06/01/2026 15 15
5.00%, 12/01/2027 32 33
5.00%, 02/01/2030 6 6
5.00%, 03/01/2030 4 4
5.00%, 08/01/2033 31 34
5.00%, 08/01/2033 4 4
5.00%, 09/01/2033 5 5
5.00%, 09/01/2033 10 11
5.00%, 03/01/2034 8 9
5.00%, 04/01/2034 96 105
5.00%, 04/01/2034 13 14
5.00%, 05/01/2034 26 28
5.00%, 05/01/2035 22 25
5.00%, 06/01/2035 128 140
5.00%, 08/01/2035 8 9
5.00%, 08/01/2035 3 3
5.00%, 09/01/2035 20 22
5.00%, 09/01/2035 8 9
5.00%, 10/01/2035 9 10
5.00%, 11/01/2035 38 41
5.00%, 12/01/2035 33 36
5.00%, 12/01/2035 22 24
5.00%, 04/01/2036 1 2
5.00%, 06/01/2036 4 4
5.00%, 08/01/2036 19 20
5.00%, 10/01/2036 65 71
5.00%, 01/01/2037 38 42
5.00%, 01/01/2038 237 257
5.00%, 02/01/2038 101 109
5.00%, 02/01/2038 11 12
5.00%, 03/01/2038 1 1
5.00%, 06/01/2038 4 4
5.00%, 09/01/2038 7 8
5.00%, 09/01/2038 1 1
5.00%, 11/01/2038 200 217
5.00%, 11/01/2038 13 14
5.00%, 12/01/2038 198 215
5.00%, 01/01/2039 20 21
5.00%, 01/01/2039 213 231
5.00%, 02/01/2039 11 12
5.00%, 03/01/2039 19 21
5.00%, 06/01/2039 5 5
5.00%, 07/01/2039 16 17
5.00%, 09/01/2039 312 339
5.00%, 09/01/2039 43 47
5.00%, 10/01/2039 33 36
5.00%, 01/01/2040 57 62
5.00%, 01/01/2040 194 210
5.00%, 03/01/2040 9 9
5.00%, 05/01/2040 142 154

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 07/01/2040 $ 34 $ 37
5.00%, 07/01/2040 31 33
5.00%, 08/01/2040 72 78
5.00%, 08/01/2040 23 25
5.00%, 08/01/2040 96 104
5.00%, 09/01/2040 77 81
5.00%, 02/01/2041 417 454
5.00%, 04/01/2041 134 146
5.00%, 04/01/2041 32 34
5.00%, 05/01/2041 5 6
5.00%, 06/01/2041 107 114
5.00%, 07/01/2041 29 32
5.00%, 09/01/2041 37 40
5.00%, 10/01/2041 45 49
5.00%, 10/01/2041 91 99
5.00%, 10/01/2041 68 74
5.00%, 11/01/2041 118 129
5.00%, 11/01/2041 299 317
5.50%, 01/01/2022 2 2
5.50%, 04/01/2023 9 9
5.50%, 01/01/2028 77 83
5.50%, 12/01/2032 33 36
5.50%, 03/01/2033 2 2
5.50%, 12/01/2033 1 1
5.50%, 01/01/2034 9 10
5.50%, 01/01/2034 49 55
5.50%, 02/01/2034 78 86
5.50%, 03/01/2034 18 20
5.50%, 10/01/2034 1 1
5.50%, 10/01/2034 7 7
5.50%, 02/01/2035 16 18
5.50%, 03/01/2035 11 12
5.50%, 05/01/2035 12 13
5.50%, 11/01/2035 17 19
5.50%, 04/01/2036 165 183
5.50%, 05/01/2036 23 26
5.50%, 05/01/2036 6 6
5.50%, 07/01/2036 60 66
5.50%, 07/01/2036 15 17
5.50%, 11/01/2036 7 8
5.50%, 12/01/2036 115 128
5.50%, 12/01/2036 120 133
5.50%, 12/01/2036 2 3
5.50%, 01/01/2037 102 113
5.50%, 02/01/2037 35 39
5.50%, 02/01/2037 1 1
5.50%, 07/01/2037 2 2
5.50%, 07/01/2037 7 8
5.50%, 09/01/2037 4 5
5.50%, 11/01/2037 5 6
5.50%, 01/01/2038 25 28
5.50%, 01/01/2038 4 4
5.50%, 04/01/2038 3 3
5.50%, 04/01/2038 1 1
5.50%, 04/01/2038 14 15
5.50%, 05/01/2038 3 3
5.50%, 05/01/2038 5 5
5.50%, 06/01/2038 1 1
5.50%, 06/01/2038 48 53
5.50%, 06/01/2038 8 9
5.50%, 07/01/2038 3 3
5.50%, 07/01/2038 14 15
5.50%, 07/01/2038 67 73
5.50%, 08/01/2038 17 19
5.50%, 09/01/2038 5 5
5.50%, 09/01/2038 82 90
5.50%, 10/01/2038 66 71
5.50%, 10/01/2038 3 3
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 11/01/2038 $ 1 $ 1
5.50%, 11/01/2038 3 3
5.50%, 12/01/2038 65 71
5.50%, 01/01/2039 9 10
5.50%, 02/01/2039 71 77
5.50%, 03/01/2039 181 200
5.50%, 04/01/2039 108 118
5.50%, 04/01/2039 9 10
5.50%, 09/01/2039 32 35
5.50%, 12/01/2039 20 21
5.50%, 01/01/2040 21 23
5.50%, 02/01/2040 170 189
5.50%, 03/01/2040 3 3
5.50%, 06/01/2040 25 27
5.50%, 06/01/2041 252 280
5.50%, 06/01/2041 24 26
6.00%, 11/01/2022 2 2
6.00%, 02/01/2027 9 10
6.00%, 07/01/2029 1 1
6.00%, 07/01/2029 2 2
6.00%, 12/01/2031 2 2
6.00%, 01/01/2032 15 17
6.00%, 11/01/2033 27 31
6.00%, 06/01/2034 21 24
6.00%, 08/01/2034 2 2
6.00%, 05/01/2036 11 12
6.00%, 06/01/2036 27 30
6.00%, 11/01/2036 19 21
6.00%, 12/01/2036 112 127
6.00%, 02/01/2037 2 2
6.00%, 05/01/2037 1 1
6.00%, 10/01/2037 9 10
6.00%, 11/01/2037 11 13
6.00%, 12/01/2037 2 2
6.00%, 12/01/2037 40 46
6.00%, 01/01/2038 11 13
6.00%, 01/01/2038 3 3
6.00%, 01/01/2038 1 1
6.00%, 01/01/2038 41 46
6.00%, 01/01/2038 8 10
6.00%, 01/01/2038 10 11
6.00%, 04/01/2038 59 66
6.00%, 05/01/2038 16 18
6.00%, 07/01/2038 9 10
6.00%, 07/01/2038 4 4
6.00%, 08/01/2038 6 6
6.00%, 09/01/2038 6 7
6.00%, 09/01/2038 4 4
6.00%, 12/01/2039 2 2
6.50%, 05/01/2031 3 4
6.50%, 10/01/2031 1 1
6.50%, 04/01/2035 1 1
6.50%, 09/01/2036 5 6
6.50%, 10/01/2037 13 16
6.50%, 11/01/2037 5 6
6.50%, 12/01/2037 1 1
6.50%, 02/01/2038 2 2
6.50%, 09/01/2038 8 9
6.50%, 10/01/2038 3 4
6.50%, 01/01/2039 5 6
6.50%, 09/01/2039 11 12
7.00%, 10/01/2029 1 1
7.00%, 09/01/2031 3 3
7.00%, 09/01/2038 4 5
7.50%, 07/01/2029 11 13
7.50%, 10/01/2030 1 1
$ 148,555

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 9.92%
2.00%, 08/01/2028 $ 118 $ 118
2.00%, 09/01/2028 138 138
2.00%, 11/01/2028 35 35
2.00%, 01/01/2029 13 13
2.00%, 05/01/2029 499 498
2.00%, 05/01/2030 294 291
2.00%, 01/01/2032 172 171
2.00%, 03/01/2032 274 272
2.00%, 04/01/2032 121 120
2.00%, 11/01/2032 22 21
2.50%, 12/01/2027 10 10
2.50%, 01/01/2028 173 175
2.50%, 02/01/2028 40 41
2.50%, 06/01/2028 13 13
2.50%, 06/01/2028 286 288
2.50%, 07/01/2028 199 201
2.50%, 08/01/2028 112 113
2.50%, 08/01/2028 192 194
2.50%, 08/01/2028 11 12
2.50%, 08/01/2028 215 217
2.50%, 09/01/2028 232 234
2.50%, 09/01/2028 80 81
2.50%, 10/01/2028 265 267
2.50%, 05/01/2029 40 40
2.50%, 06/01/2029 396 399
2.50%, 07/01/2029 127 128
2.50%, 07/01/2029 244 246
2.50%, 07/01/2029 160 161
2.50%, 09/01/2029 276 278
2.50%, 09/01/2029 41 41
2.50%, 12/01/2029 57 57
2.50%, 12/01/2029 168 170
2.50%, 12/01/2029 49 49
2.50%, 01/01/2030 211 213
2.50%, 02/01/2030 101 102
2.50%, 04/01/2030 271 274
2.50%, 04/01/2030 14 14
2.50%, 05/01/2030 568 573
2.50%, 06/01/2030 311 314
2.50%, 06/01/2030 100 101
2.50%, 06/01/2030 62 62
2.50%, 06/01/2030 62 63
2.50%, 08/01/2030 694 699
2.50%, 08/01/2030 144 146
2.50%, 01/01/2031 222 224
2.50%, 01/01/2031 235 237
2.50%, 02/01/2031 301 303
2.50%, 02/01/2031 276 279
2.50%, 05/01/2031 176 178
2.50%, 06/01/2031 298 300
2.50%, 09/01/2031 85 85
2.50%, 11/01/2031 1,026 1,034
2.50%, 12/01/2031 446 450
2.50%, 12/01/2031 500 504
2.50%, 01/01/2032 521 525
2.50%, 01/01/2032 967 974
2.50%, 02/01/2032 606 610
2.50%, 03/01/2032 169 170
2.50%, 03/01/2032 245 247
2.50%, 04/01/2032 350 353
2.50%, 08/01/2032 38 39
2.50%, 11/01/2032 46 46
2.50%, 12/01/2032 131 132
2.50%, 01/01/2033 506 509
2.50%, 01/01/2033 50 50
2.50%, 01/01/2033 36 36
2.50%, 01/01/2033 21 21
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 02/01/2033 $ 784 $ 790
2.50%, 07/01/2033 103 103
2.50%, 10/01/2036 154 155
2.50%, 10/01/2036 60 60
2.50%, 12/01/2036 246 247
2.50%, 01/01/2043 560 559
2.50%, 07/01/2043 63 62
2.50%, 08/01/2043 123 123
2.50%, 10/01/2043 338 337
2.50%, 05/01/2046 52 52
2.50%, 05/01/2046 42 42
2.50%, 11/01/2046 16 16
2.50%, 12/01/2046 149 148
3.00%, 09/01/2026 41 42
3.00%, 11/01/2026 135 139
3.00%, 11/01/2026 47 48
3.00%, 01/01/2027 40 41
3.00%, 02/01/2027 36 37
3.00%, 02/01/2027 242 248
3.00%, 04/01/2027 57 59
3.00%, 04/01/2027 1,156 1,183
3.00%, 04/01/2027 56 57
3.00%, 07/01/2027 162 166
3.00%, 08/01/2027 183 187
3.00%, 09/01/2027 9 9
3.00%, 10/01/2027 151 154
3.00%, 08/01/2028 31 32
3.00%, 10/01/2028 370 378
3.00%, 11/01/2028 204 209
3.00%, 12/01/2028 22 22
3.00%, 12/01/2028 30 31
3.00%, 02/01/2029 157 161
3.00%, 03/01/2029 252 257
3.00%, 03/01/2029 150 153
3.00%, 04/01/2029 38 38
3.00%, 04/01/2029 207 211
3.00%, 05/01/2029 72 73
3.00%, 05/01/2029 196 200
3.00%, 05/01/2029 43 44
3.00%, 06/01/2029 133 136
3.00%, 07/01/2029 85 87
3.00%, 07/01/2029 8 9
3.00%, 08/01/2029 179 183
3.00%, 08/01/2029 170 174
3.00%, 08/01/2029 21 21
3.00%, 08/01/2029 164 167
3.00%, 10/01/2029 138 141
3.00%, 10/01/2029 119 121
3.00%, 10/01/2029 116 119
3.00%, 10/01/2029 80 82
3.00%, 11/01/2029 105 107
3.00%, 01/01/2030 62 64
3.00%, 01/01/2030 537 549
3.00%, 01/01/2030 242 247
3.00%, 01/01/2030 585 598
3.00%, 03/01/2030 325 332
3.00%, 06/01/2030 304 311
3.00%, 06/01/2030 337 345
3.00%, 08/01/2030 250 255
3.00%, 09/01/2030 117 120
3.00%, 09/01/2030 577 590
3.00%, 10/01/2030 337 344
3.00%, 11/01/2030 165 169
3.00%, 11/01/2030 53 54
3.00%, 02/01/2031 155 158
3.00%, 09/01/2031 59 60
3.00%, 04/01/2032 1,339 1,370

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2032 $ 37 $ 38
3.00%, 05/01/2032 185 189
3.00%, 08/01/2032 296 302
3.00%, 01/01/2033 64 65
3.00%, 02/01/2033 1,304 1,330
3.00%, 08/01/2033 770 784
3.00%, 05/01/2034 491 501
3.00%, 05/01/2034 164 167
3.00%, 10/01/2034 80 81
3.00%, 11/01/2034 212 216
3.00%, 02/01/2035 200 204
3.00%, 02/01/2035 235 239
3.00%, 03/01/2035 102 104
3.00%, 04/01/2035 108 110
3.00%, 06/01/2035 241 246
3.00%, 07/01/2035 90 92
3.00%, 11/01/2035 138 140
3.00%, 07/01/2036 218 222
3.00%, 12/01/2036 453 462
3.00%, 12/01/2036 627 638
3.00%, 12/01/2036 311 317
3.00%, 02/01/2037 41 42
3.00%, 02/01/2037 261 265
3.00%, 04/01/2037 137 140
3.00%, 04/01/2037 162 165
3.00%, 07/01/2037 103 105
3.00%, 08/01/2037 168 171
3.00%, 09/01/2037 427 435
3.00%, 04/01/2042 223 226
3.00%, 09/01/2042 122 125
3.00%, 11/01/2042 786 802
3.00%, 12/01/2042 120 122
3.00%, 02/01/2043 509 518
3.00%, 02/01/2043 494 504
3.00%, 02/01/2043 830 845
3.00%, 04/01/2043 298 303
3.00%, 04/01/2043 516 525
3.00%, 04/01/2043 395 402
3.00%, 04/01/2043 424 431
3.00%, 04/01/2043 686 697
3.00%, 04/01/2043 406 413
3.00%, 04/01/2043 1,130 1,149
3.00%, 04/01/2043 500 509
3.00%, 04/01/2043 275 280
3.00%, 05/01/2043 569 579
3.00%, 05/01/2043 308 313
3.00%, 05/01/2043 372 378
3.00%, 05/01/2043 60 61
3.00%, 06/01/2043 687 699
3.00%, 06/01/2043 969 983
3.00%, 06/01/2043 385 392
3.00%, 06/01/2043 506 515
3.00%, 06/01/2043 19 20
3.00%, 06/01/2043 27 28
3.00%, 06/01/2043 538 548
3.00%, 07/01/2043 285 290
3.00%, 07/01/2043 231 235
3.00%, 07/01/2043 44 44
3.00%, 07/01/2043 712 725
3.00%, 07/01/2043 184 187
3.00%, 07/01/2043 34 34
3.00%, 07/01/2043 419 426
3.00%, 08/01/2043 545 555
3.00%, 08/01/2043 72 73
3.00%, 08/01/2043 180 184
3.00%, 08/01/2043 875 890
3.00%, 08/01/2043 538 547
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2043 $ 301 $ 306
3.00%, 08/01/2043 194 198
3.00%, 08/01/2043 119 122
3.00%, 09/01/2043 14 14
3.00%, 09/01/2043 15 15
3.00%, 09/01/2043 303 309
3.00%, 09/01/2043 727 740
3.00%, 09/01/2043 22 22
3.00%, 10/01/2043 173 175
3.00%, 10/01/2043 926 942
3.00%, 11/01/2043 99 101
3.00%, 11/01/2043 267 272
3.00%, 11/01/2043 183 187
3.00%, 11/01/2043 112 114
3.00%, 12/01/2043 18 18
3.00%, 01/01/2044 131 133
3.00%, 01/01/2045 26 26
3.00%, 01/01/2045 673 684
3.00%, 05/01/2045 856 869
3.00%, 06/01/2045 25 25
3.00%, 06/01/2045 64 65
3.00%, 09/01/2045 166 168
3.00%, 09/01/2045 151 153
3.00%, 10/01/2045 553 561
3.00%, 11/01/2045 321 325
3.00%, 11/01/2045 135 137
3.00%, 12/01/2045 53 53
3.00%, 12/01/2045 52 53
3.00%, 12/01/2045 734 744
3.00%, 12/01/2045 92 93
3.00%, 01/01/2046 473 480
3.00%, 01/01/2046 25 25
3.00%, 02/01/2046 274 278
3.00%, 02/01/2046 29 29
3.00%, 02/01/2046 885 897
3.00%, 02/01/2046 541 548
3.00%, 03/01/2046 71 72
3.00%, 04/01/2046 129 130
3.00%, 04/01/2046 720 728
3.00%, 05/01/2046 484 491
3.00%, 05/01/2046 343 347
3.00%, 05/01/2046 80 81
3.00%, 05/01/2046 125 126
3.00%, 06/01/2046 180 183
3.00%, 07/01/2046 70 71
3.00%, 07/01/2046 869 880
3.00%, 08/01/2046 241 244
3.00%, 08/01/2046 880 892
3.00%, 09/01/2046 428 433
3.00%, 09/01/2046 1,105 1,120
3.00%, 09/01/2046 1,119 1,134
3.00%, 09/01/2046 294 298
3.00%, 10/01/2046 188 191
3.00%, 10/01/2046 1,570 1,591
3.00%, 11/01/2046 888 900
3.00%, 11/01/2046 132 133
3.00%, 11/01/2046 197 200
3.00%, 11/01/2046 1,116 1,130
3.00%, 11/01/2046 1,154 1,169
3.00%, 11/01/2046 844 855
3.00%, 11/01/2046 813 824
3.00%, 11/01/2046 22 22
3.00%, 12/01/2046 34 34
3.00%, 12/01/2046 2,290 2,320
3.00%, 12/01/2046 1,175 1,191
3.00%, 01/01/2047 25 25
3.00%, 01/01/2047 434 439

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 01/01/2047 $ 1,250 $ 1,265
3.00%, 02/01/2047 220 223
3.00%, 02/01/2047 911 922
3.00%, 02/01/2047 1,261 1,277
3.00%, 04/01/2047 291 295
3.00%, 05/01/2047 433 438
3.00%, 09/01/2047 41 42
3.00%, 11/01/2047 943 952
3.00%, 11/01/2047 30 30
3.00%, 12/01/2047 25 25
3.00%, 12/01/2047 22 23
3.00%, 02/01/2048 28 28
3.00%, 03/01/2048 48 49
3.00%, 04/01/2048 475 479
3.00%, 05/01/2048 25 25
3.00%, 10/01/2048 123 124
3.00%, 11/01/2048 97 98
3.50%, 03/01/2023 8 9
3.50%, 08/01/2025 13 13
3.50%, 10/01/2025 183 189
3.50%, 10/01/2025 9 9
3.50%, 10/01/2025 249 257
3.50%, 11/01/2025 10 11
3.50%, 11/01/2025 298 310
3.50%, 11/01/2025 132 136
3.50%, 12/01/2025 64 66
3.50%, 12/01/2025 19 20
3.50%, 12/01/2025 11 11
3.50%, 01/01/2026 37 38
3.50%, 01/01/2026 14 14
3.50%, 01/01/2026 276 285
3.50%, 02/01/2026 96 100
3.50%, 03/01/2026 269 277
3.50%, 03/01/2026 4 4
3.50%, 03/01/2026 95 98
3.50%, 05/01/2026 6 6
3.50%, 06/01/2026 32 33
3.50%, 06/01/2026 23 24
3.50%, 07/01/2026 8 8
3.50%, 08/01/2026 45 46
3.50%, 08/01/2026 4 4
3.50%, 09/01/2026 188 194
3.50%, 10/01/2026 12 13
3.50%, 12/01/2026 53 54
3.50%, 12/01/2026 218 225
3.50%, 01/01/2027 39 40
3.50%, 01/01/2027 69 71
3.50%, 02/01/2027 138 143
3.50%, 11/01/2028 211 218
3.50%, 12/01/2028 11 11
3.50%, 12/01/2028 118 122
3.50%, 01/01/2029 107 110
3.50%, 03/01/2029 13 13
3.50%, 03/01/2029 197 204
3.50%, 12/01/2029 50 52
3.50%, 12/01/2029 91 94
3.50%, 04/01/2030 102 106
3.50%, 11/01/2030 31 32
3.50%, 01/01/2031 9 9
3.50%, 02/01/2031 81 85
3.50%, 04/01/2031 18 19
3.50%, 02/01/2032 111 115
3.50%, 04/01/2032 77 80
3.50%, 05/01/2032 167 173
3.50%, 06/01/2032 294 305
3.50%, 07/01/2032 107 111
3.50%, 09/01/2032 166 172
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2033 $ 273 $ 282
3.50%, 09/01/2033 81 84
3.50%, 10/01/2033 166 172
3.50%, 10/01/2033 631 652
3.50%, 11/01/2033 170 177
3.50%, 01/01/2034 119 123
3.50%, 06/01/2034 216 224
3.50%, 08/01/2034 56 58
3.50%, 11/01/2034 134 139
3.50%, 12/01/2035 308 318
3.50%, 07/01/2036 338 349
3.50%, 02/01/2037 228 235
3.50%, 03/01/2037 284 292
3.50%, 05/01/2037 59 61
3.50%, 07/01/2037 140 144
3.50%, 10/01/2037 164 169
3.50%, 01/01/2038 414 427
3.50%, 10/01/2040 8 8
3.50%, 11/01/2040 33 34
3.50%, 12/01/2040 37 39
3.50%, 01/01/2041 1,174 1,214
3.50%, 01/01/2041 24 25
3.50%, 02/01/2041 17 17
3.50%, 02/01/2041 14 15
3.50%, 03/01/2041 60 62
3.50%, 03/01/2041 1,569 1,619
3.50%, 10/01/2041 153 159
3.50%, 12/01/2041 437 453
3.50%, 12/01/2041 474 492
3.50%, 12/01/2041 156 162
3.50%, 01/01/2042 89 93
3.50%, 01/01/2042 79 82
3.50%, 01/01/2042 162 168
3.50%, 02/01/2042 41 42
3.50%, 02/01/2042 17 17
3.50%, 03/01/2042 165 172
3.50%, 03/01/2042 108 113
3.50%, 03/01/2042 349 363
3.50%, 03/01/2042 90 94
3.50%, 03/01/2042 39 40
3.50%, 03/01/2042 51 53
3.50%, 04/01/2042 82 85
3.50%, 04/01/2042 60 62
3.50%, 04/01/2042 74 76
3.50%, 04/01/2042 75 78
3.50%, 05/01/2042 772 801
3.50%, 05/01/2042 114 118
3.50%, 07/01/2042 199 207
3.50%, 07/01/2042 110 114
3.50%, 08/01/2042 145 151
3.50%, 09/01/2042 113 118
3.50%, 09/01/2042 47 49
3.50%, 10/01/2042 386 401
3.50%, 10/01/2042 847 879
3.50%, 10/01/2042 13 13
3.50%, 04/01/2043 91 95
3.50%, 04/01/2043 204 211
3.50%, 05/01/2043 659 684
3.50%, 05/01/2043 513 534
3.50%, 05/01/2043 243 252
3.50%, 06/01/2043 530 552
3.50%, 06/01/2043 299 311
3.50%, 07/01/2043 269 280
3.50%, 07/01/2043 836 868
3.50%, 08/01/2043 152 158
3.50%, 08/01/2043 630 654
3.50%, 09/01/2043 195 203

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2043 $ 522 $ 542
3.50%, 12/01/2043 217 225
3.50%, 01/01/2044 43 45
3.50%, 02/01/2044 411 426
3.50%, 02/01/2044 210 218
3.50%, 04/01/2044 45 46
3.50%, 07/01/2044 1,187 1,232
3.50%, 10/01/2044 33 34
3.50%, 10/01/2044 640 663
3.50%, 10/01/2044 35 36
3.50%, 10/01/2044 241 250
3.50%, 11/01/2044 651 674
3.50%, 12/01/2044 110 113
3.50%, 12/01/2044 556 575
3.50%, 12/01/2044 604 624
3.50%, 01/01/2045 712 736
3.50%, 02/01/2045 93 96
3.50%, 04/01/2045 681 702
3.50%, 05/01/2045 31 32
3.50%, 05/01/2045 246 254
3.50%, 07/01/2045 631 651
3.50%, 07/01/2045 129 134
3.50%, 08/01/2045 776 801
3.50%, 08/01/2045 735 758
3.50%, 09/01/2045 713 735
3.50%, 09/01/2045 402 415
3.50%, 09/01/2045 787 812
3.50%, 10/01/2045 19 20
3.50%, 11/01/2045 620 640
3.50%, 11/01/2045 322 332
3.50%, 11/01/2045 766 790
3.50%, 11/01/2045 18 19
3.50%, 12/01/2045 719 741
3.50%, 12/01/2045 1,104 1,138
3.50%, 12/01/2045 627 647
3.50%, 01/01/2046 1,326 1,368
3.50%, 01/01/2046 944 973
3.50%, 02/01/2046 280 288
3.50%, 02/01/2046 82 84
3.50%, 02/01/2046 556 573
3.50%, 03/01/2046 635 654
3.50%, 03/01/2046 821 846
3.50%, 03/01/2046 588 607
3.50%, 03/01/2046 886 914
3.50%, 04/01/2046 51 53
3.50%, 05/01/2046 1,030 1,062
3.50%, 06/01/2046 170 175
3.50%, 06/01/2046 1,023 1,054
3.50%, 07/01/2046 727 748
3.50%, 07/01/2046 63 65
3.50%, 09/01/2046 714 734
3.50%, 11/01/2046 1,098 1,133
3.50%, 12/01/2046 831 856
3.50%, 01/01/2047 1,479 1,523
3.50%, 02/01/2047 1,287 1,327
3.50%, 03/01/2047 133 136
3.50%, 07/01/2047 29 30
3.50%, 08/01/2047 290 298
3.50%, 09/01/2047 405 417
3.50%, 11/01/2047 1,807 1,861
3.50%, 01/01/2048 1,549 1,595
3.50%, 02/01/2048 1,479 1,521
3.50%, 02/01/2048 236 243
3.50%, 03/01/2048 1,140 1,173
3.50%, 03/01/2048 29 30
3.50%, 04/01/2048 712 732
3.50%, 06/01/2048 979 1,006
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 06/01/2048 $ 347 $ 355
3.50%, 07/01/2048 923 946
3.50%, 10/01/2048 219 224
3.50%, 10/01/2048 411 420
3.50%, 10/01/2048 247 253
3.50%, 10/01/2048 660 676
3.50%, 11/01/2048 1,051 1,077
3.50%, 12/01/2048 493 505
3.50%, 01/01/2049 95 97
3.50%, 02/01/2049 490 501
3.50%, 03/01/2049 858 879
3.50%, 03/01/2049 98 101
4.00%, 03/01/2024 31 32
4.00%, 05/01/2024 8 8
4.00%, 05/01/2024 7 7
4.00%, 06/01/2024 12 12
4.00%, 07/01/2024 13 14
4.00%, 09/01/2024 5 6
4.00%, 10/01/2024 45 46
4.00%, 11/01/2024 3 4
4.00%, 01/01/2025 12 12
4.00%, 03/01/2025 13 13
4.00%, 04/01/2025 3 3
4.00%, 04/01/2025 69 71
4.00%, 05/01/2025 14 15
4.00%, 05/01/2025 3 3
4.00%, 05/01/2025 13 13
4.00%, 05/01/2025 10 10
4.00%, 05/01/2025 1 1
4.00%, 06/01/2025 3 3
4.00%, 06/01/2025 13 14
4.00%, 07/01/2025 200 208
4.00%, 07/01/2025 20 21
4.00%, 08/01/2025 9 9
4.00%, 09/01/2025 12 12
4.00%, 11/01/2025 16 17
4.00%, 12/01/2025 22 22
4.00%, 01/01/2026 15 15
4.00%, 01/01/2026 32 33
4.00%, 01/01/2026 19 20
4.00%, 03/01/2026 2 2
4.00%, 03/01/2026 27 28
4.00%, 03/01/2026 55 57
4.00%, 05/01/2026 13 13
4.00%, 06/01/2026 15 15
4.00%, 07/01/2026 14 15
4.00%, 08/01/2026 58 60
4.00%, 09/01/2026 32 33
4.00%, 04/01/2029 4 5
4.00%, 10/01/2030 13 14
4.00%, 12/01/2030 118 124
4.00%, 02/01/2031 40 41
4.00%, 03/01/2031 978 1,019
4.00%, 07/01/2031 25 26
4.00%, 10/01/2031 102 107
4.00%, 11/01/2031 24 25
4.00%, 12/01/2031 20 21
4.00%, 01/01/2032 30 31
4.00%, 09/01/2033 220 232
4.00%, 01/01/2036 222 234
4.00%, 02/01/2036 143 150
4.00%, 06/01/2036 126 132
4.00%, 01/01/2037 171 178
4.00%, 02/01/2037 443 463
4.00%, 07/01/2038 518 540
4.00%, 02/01/2039 166 173
4.00%, 03/01/2039 6 7

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 08/01/2039 $ 24 $ 25
4.00%, 08/01/2039 5 5
4.00%, 10/01/2039 223 232
4.00%, 10/01/2039 7 8
4.00%, 11/01/2039 33 35
4.00%, 12/01/2039 8 8
4.00%, 02/01/2040 22 24
4.00%, 05/01/2040 6 6
4.00%, 05/01/2040 21 23
4.00%, 08/01/2040 19 20
4.00%, 10/01/2040 34 36
4.00%, 10/01/2040 9 10
4.00%, 10/01/2040 16 16
4.00%, 10/01/2040 31 33
4.00%, 10/01/2040 10 10
4.00%, 10/01/2040 56 59
4.00%, 10/01/2040 18 19
4.00%, 11/01/2040 13 14
4.00%, 12/01/2040 58 61
4.00%, 12/01/2040 33 35
4.00%, 12/01/2040 12 13
4.00%, 12/01/2040 44 46
4.00%, 12/01/2040 60 63
4.00%, 01/01/2041 44 46
4.00%, 01/01/2041 394 415
4.00%, 01/01/2041 28 30
4.00%, 01/01/2041 69 73
4.00%, 02/01/2041 113 119
4.00%, 02/01/2041 36 38
4.00%, 02/01/2041 44 47
4.00%, 02/01/2041 318 335
4.00%, 02/01/2041 65 69
4.00%, 02/01/2041 57 60
4.00%, 03/01/2041 270 281
4.00%, 03/01/2041 42 44
4.00%, 03/01/2041 63 67
4.00%, 04/01/2041 5 5
4.00%, 09/01/2041 148 156
4.00%, 09/01/2041 16 17
4.00%, 09/01/2041 94 99
4.00%, 10/01/2041 9 10
4.00%, 10/01/2041 53 56
4.00%, 10/01/2041 115 121
4.00%, 11/01/2041 43 45
4.00%, 11/01/2041 95 100
4.00%, 11/01/2041 62 65
4.00%, 11/01/2041 8 8
4.00%, 11/01/2041 19 20
4.00%, 12/01/2041 59 62
4.00%, 12/01/2041 56 60
4.00%, 12/01/2041 85 90
4.00%, 12/01/2041 157 165
4.00%, 12/01/2041 58 61
4.00%, 01/01/2042 60 63
4.00%, 01/01/2042 20 21
4.00%, 01/01/2042 68 72
4.00%, 02/01/2042 44 46
4.00%, 05/01/2042 433 457
4.00%, 02/01/2043 153 162
4.00%, 08/01/2043 94 98
4.00%, 09/01/2043 19 20
4.00%, 09/01/2043 78 82
4.00%, 12/01/2043 157 165
4.00%, 01/01/2044 445 469
4.00%, 02/01/2044 36 38
4.00%, 04/01/2044 500 524
4.00%, 06/01/2044 263 276
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2044 $ 411 $ 433
4.00%, 06/01/2044 69 72
4.00%, 07/01/2044 523 548
4.00%, 07/01/2044 396 415
4.00%, 09/01/2044 200 209
4.00%, 10/01/2044 274 287
4.00%, 10/01/2044 137 143
4.00%, 10/01/2044 89 94
4.00%, 10/01/2044 283 296
4.00%, 10/01/2044 740 775
4.00%, 11/01/2044 289 303
4.00%, 11/01/2044 85 87
4.00%, 11/01/2044 70 74
4.00%, 12/01/2044 363 380
4.00%, 12/01/2044 61 63
4.00%, 12/01/2044 96 100
4.00%, 12/01/2044 58 61
4.00%, 12/01/2044 302 316
4.00%, 01/01/2045 41 43
4.00%, 01/01/2045 11 12
4.00%, 01/01/2045 176 185
4.00%, 01/01/2045 29 30
4.00%, 02/01/2045 185 194
4.00%, 02/01/2045 494 517
4.00%, 02/01/2045 245 256
4.00%, 03/01/2045 19 19
4.00%, 07/01/2045 26 27
4.00%, 07/01/2045 302 316
4.00%, 07/01/2045 406 425
4.00%, 08/01/2045 46 48
4.00%, 08/01/2045 11 11
4.00%, 09/01/2045 507 531
4.00%, 10/01/2045 131 137
4.00%, 10/01/2045 483 506
4.00%, 11/01/2045 109 114
4.00%, 11/01/2045 19 20
4.00%, 11/01/2045 193 202
4.00%, 11/01/2045 635 664
4.00%, 12/01/2045 252 263
4.00%, 12/01/2045 146 153
4.00%, 01/01/2046 447 468
4.00%, 02/01/2046 146 153
4.00%, 02/01/2046 68 70
4.00%, 02/01/2046 543 568
4.00%, 03/01/2046 182 188
4.00%, 03/01/2046 103 108
4.00%, 03/01/2046 225 235
4.00%, 03/01/2046 212 222
4.00%, 04/01/2046 39 40
4.00%, 04/01/2046 449 470
4.00%, 07/01/2046 654 681
4.00%, 08/01/2046 31 32
4.00%, 04/01/2047 1,295 1,353
4.00%, 06/01/2047 1,271 1,326
4.00%, 08/01/2047 1,185 1,236
4.00%, 08/01/2047 1,338 1,394
4.00%, 08/01/2047 173 181
4.00%, 08/01/2047 742 773
4.00%, 09/01/2047 1,290 1,344
4.00%, 11/01/2047 2,472 2,573
4.00%, 01/01/2048 1,888 1,964
4.00%, 02/01/2048 909 946
4.00%, 03/01/2048 444 462
4.00%, 06/01/2048 921 957
4.00%, 07/01/2048 742 770
4.00%, 08/01/2048 520 539
4.00%, 08/01/2048 436 453

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 09/01/2048 $ 1,333 $ 1,385
4.00%, 09/01/2048 1,508 1,564
4.00%, 11/01/2048 1,271 1,314
4.00%, 12/01/2048 1,498 1,549
4.00%, 01/01/2049 1,539 1,594
4.00%, 03/01/2049 948 986
4.00%, 03/01/2049 493 509
4.00%, 04/01/2049 1,638 1,694
4.50%, 01/01/2020 1 1
4.50%, 05/01/2022 1 1
4.50%, 02/01/2024 2 2
4.50%, 04/01/2024 1 1
4.50%, 04/01/2024 1 1
4.50%, 11/01/2024 5 5
4.50%, 12/01/2024 8 9
4.50%, 12/01/2024 13 14
4.50%, 02/01/2025 20 20
4.50%, 02/01/2025 19 19
4.50%, 04/01/2025 2 2
4.50%, 05/01/2025 15 15
4.50%, 04/01/2026 20 21
4.50%, 07/01/2029 2 2
4.50%, 02/01/2030 11 12
4.50%, 04/01/2030 4 4
4.50%, 08/01/2030 81 87
4.50%, 09/01/2030 65 70
4.50%, 01/01/2031 14 15
4.50%, 04/01/2031 8 8
4.50%, 05/01/2031 12 13
4.50%, 07/01/2031 50 54
4.50%, 08/01/2031 28 29
4.50%, 08/01/2033 15 16
4.50%, 08/01/2033 1 1
4.50%, 11/01/2033 34 36
4.50%, 02/01/2035 117 126
4.50%, 12/01/2035 85 91
4.50%, 01/01/2036 1 1
4.50%, 03/01/2036 5 5
4.50%, 04/01/2038 26 27
4.50%, 06/01/2038 20 21
4.50%, 01/01/2039 3 3
4.50%, 02/01/2039 10 10
4.50%, 04/01/2039 36 38
4.50%, 04/01/2039 46 50
4.50%, 04/01/2039 7 8
4.50%, 06/01/2039 62 67
4.50%, 06/01/2039 33 36
4.50%, 06/01/2039 11 11
4.50%, 06/01/2039 18 19
4.50%, 07/01/2039 20 22
4.50%, 07/01/2039 32 34
4.50%, 07/01/2039 49 52
4.50%, 08/01/2039 24 26
4.50%, 09/01/2039 20 21
4.50%, 10/01/2039 36 39
4.50%, 10/01/2039 60 64
4.50%, 10/01/2039 14 14
4.50%, 12/01/2039 15 17
4.50%, 12/01/2039 34 37
4.50%, 12/01/2039 12 13
4.50%, 12/01/2039 48 52
4.50%, 12/01/2039 78 84
4.50%, 01/01/2040 66 72
4.50%, 01/01/2040 77 83
4.50%, 02/01/2040 46 50
4.50%, 02/01/2040 27 29
4.50%, 03/01/2040 29 32
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 04/01/2040 $ 39 $ 42
4.50%, 05/01/2040 26 28
4.50%, 05/01/2040 108 116
4.50%, 05/01/2040 32 35
4.50%, 05/01/2040 66 70
4.50%, 06/01/2040 19 21
4.50%, 07/01/2040 1 1
4.50%, 07/01/2040 24 26
4.50%, 08/01/2040 36 38
4.50%, 08/01/2040 57 61
4.50%, 08/01/2040 107 115
4.50%, 08/01/2040 218 234
4.50%, 09/01/2040 17 18
4.50%, 09/01/2040 20 21
4.50%, 09/01/2040 13 14
4.50%, 10/01/2040 84 90
4.50%, 12/01/2040 15 16
4.50%, 12/01/2040 198 212
4.50%, 03/01/2041 32 35
4.50%, 03/01/2041 115 123
4.50%, 03/01/2041 23 24
4.50%, 03/01/2041 34 36
4.50%, 04/01/2041 28 30
4.50%, 04/01/2041 4 4
4.50%, 05/01/2041 102 110
4.50%, 05/01/2041 74 80
4.50%, 05/01/2041 38 41
4.50%, 06/01/2041 143 154
4.50%, 06/01/2041 85 91
4.50%, 06/01/2041 21 23
4.50%, 06/01/2041 31 34
4.50%, 06/01/2041 73 78
4.50%, 07/01/2041 34 37
4.50%, 07/01/2041 28 30
4.50%, 07/01/2041 42 45
4.50%, 08/01/2041 44 47
4.50%, 09/01/2041 211 226
4.50%, 09/01/2041 44 47
4.50%, 09/01/2041 57 61
4.50%, 10/01/2041 45 48
4.50%, 11/01/2041 56 60
4.50%, 11/01/2041 54 58
4.50%, 11/01/2041 41 44
4.50%, 11/01/2041 45 48
4.50%, 12/01/2041 53 57
4.50%, 04/01/2042 20 21
4.50%, 09/01/2042 91 97
4.50%, 09/01/2043 298 318
4.50%, 09/01/2043 254 272
4.50%, 09/01/2043 127 136
4.50%, 10/01/2043 309 329
4.50%, 11/01/2043 11 12
4.50%, 12/01/2043 123 131
4.50%, 12/01/2043 16 17
4.50%, 01/01/2044 620 660
4.50%, 01/01/2044 523 558
4.50%, 02/01/2044 267 284
4.50%, 03/01/2044 259 275
4.50%, 03/01/2044 162 172
4.50%, 04/01/2044 35 37
4.50%, 04/01/2044 83 88
4.50%, 05/01/2044 72 77
4.50%, 05/01/2044 207 220
4.50%, 05/01/2044 193 206
4.50%, 05/01/2044 654 698
4.50%, 05/01/2044 119 127
4.50%, 06/01/2044 374 399

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 06/01/2044 $ 213 $ 227
4.50%, 06/01/2044 155 165
4.50%, 06/01/2044 344 366
4.50%, 06/01/2044 181 192
4.50%, 07/01/2044 269 286
4.50%, 07/01/2044 150 159
4.50%, 07/01/2044 6 6
4.50%, 08/01/2044 34 37
4.50%, 08/01/2044 253 269
4.50%, 08/01/2044 272 290
4.50%, 08/01/2044 94 101
4.50%, 10/01/2044 17 19
4.50%, 12/01/2044 358 383
4.50%, 03/01/2046 57 61
4.50%, 04/01/2046 298 316
4.50%, 07/01/2046 30 32
4.50%, 08/01/2046 250 264
4.50%, 08/01/2046 25 26
4.50%, 01/01/2047 89 94
4.50%, 01/01/2047 183 193
4.50%, 01/01/2047 225 237
4.50%, 02/01/2047 336 354
4.50%, 02/01/2047 162 171
4.50%, 03/01/2047 271 285
4.50%, 03/01/2047 755 796
4.50%, 10/01/2047 321 338
4.50%, 11/01/2047 569 599
4.50%, 01/01/2048 87 91
4.50%, 02/01/2048 423 444
4.50%, 05/01/2048 884 929
4.50%, 06/01/2048 605 634
4.50%, 08/01/2048 860 900
4.50%, 08/01/2048 99 104
4.50%, 08/01/2048 270 284
4.50%, 10/01/2048 1,608 1,680
4.50%, 11/01/2048 93 97
4.50%, 12/01/2048 1,370 1,434
4.50%, 01/01/2049 1,461 1,526
4.50%, 02/01/2049 1,220 1,275
4.50%, 04/01/2049 1,344 1,404
5.00%, 11/01/2020 24 24
5.00%, 02/01/2023 3 3
5.00%, 07/01/2023 1 1
5.00%, 09/01/2023 26 26
5.00%, 12/01/2023 2 2
5.00%, 12/01/2023 5 6
5.00%, 01/01/2024 4 4
5.00%, 01/01/2024 10 10
5.00%, 02/01/2024 25 26
5.00%, 07/01/2024 4 4
5.00%, 12/01/2024 17 17
5.00%, 04/01/2029 9 9
5.00%, 09/01/2029 111 118
5.00%, 03/01/2030 14 15
5.00%, 08/01/2030 19 20
5.00%, 05/01/2033 7 7
5.00%, 05/01/2033 10 11
5.00%, 07/01/2033 47 51
5.00%, 08/01/2033 3 3
5.00%, 09/01/2033 23 25
5.00%, 09/01/2033 31 33
5.00%, 11/01/2033 29 32
5.00%, 02/01/2034 4 4
5.00%, 03/01/2034 5 5
5.00%, 05/01/2034 45 49
5.00%, 02/01/2035 35 39
5.00%, 03/01/2035 5 5
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 04/01/2035 $ 5 $ 6
5.00%, 06/01/2035 65 71
5.00%, 07/01/2035 7 7
5.00%, 07/01/2035 160 175
5.00%, 07/01/2035 3 3
5.00%, 07/01/2035 72 77
5.00%, 07/01/2035 30 33
5.00%, 09/01/2035 5 5
5.00%, 10/01/2035 15 16
5.00%, 01/01/2036 26 29
5.00%, 03/01/2036 17 19
5.00%, 03/01/2036 27 29
5.00%, 04/01/2036 1 1
5.00%, 06/01/2036 65 71
5.00%, 07/01/2036 37 40
5.00%, 04/01/2037 222 239
5.00%, 07/01/2037 11 12
5.00%, 02/01/2038 70 76
5.00%, 04/01/2038 24 26
5.00%, 05/01/2038 1 1
5.00%, 06/01/2038 3 3
5.00%, 12/01/2038 9 9
5.00%, 01/01/2039 23 25
5.00%, 01/01/2039 315 342
5.00%, 02/01/2039 38 41
5.00%, 03/01/2039 14 15
5.00%, 03/01/2039 1 1
5.00%, 04/01/2039 32 35
5.00%, 04/01/2039 22 24
5.00%, 04/01/2039 11 12
5.00%, 06/01/2039 59 64
5.00%, 07/01/2039 131 142
5.00%, 07/01/2039 134 146
5.00%, 07/01/2039 36 39
5.00%, 10/01/2039 27 29
5.00%, 12/01/2039 61 67
5.00%, 12/01/2039 23 26
5.00%, 01/01/2040 50 55
5.00%, 02/01/2040 76 84
5.00%, 05/01/2040 97 105
5.00%, 05/01/2040 14 16
5.00%, 06/01/2040 6 7
5.00%, 06/01/2040 35 38
5.00%, 06/01/2040 44 47
5.00%, 08/01/2040 72 78
5.00%, 08/01/2040 20 22
5.00%, 08/01/2040 15 16
5.00%, 09/01/2040 7 7
5.00%, 09/01/2040 57 61
5.00%, 11/01/2040 24 26
5.00%, 02/01/2041 174 189
5.00%, 02/01/2041 284 309
5.00%, 04/01/2041 19 21
5.00%, 05/01/2041 27 29
5.00%, 05/01/2041 27 29
5.00%, 05/01/2041 24 27
5.00%, 05/01/2041 14 15
5.00%, 07/01/2041 251 273
5.00%, 07/01/2041 5 6
5.00%, 05/01/2042 385 418
5.00%, 09/01/2043 312 339
5.00%, 12/01/2043 275 299
5.00%, 01/01/2044 84 91
5.00%, 01/01/2044 70 76
5.00%, 03/01/2044 273 296
5.00%, 03/01/2044 187 200
5.00%, 05/01/2044 161 174

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2044 $ 86 $ 91
5.00%, 08/01/2044 80 85
5.00%, 11/01/2044 259 281
5.00%, 09/01/2047 361 383
5.00%, 04/01/2048 199 210
5.00%, 07/01/2048 90 95
5.00%, 08/01/2048 238 252
5.00%, 08/01/2048 61 65
5.00%, 02/01/2049 175 186
5.00%, 05/01/2049 319 338
5.00%, 06/01/2049 49 52
5.50%, 05/01/2021 1 1
5.50%, 11/01/2022 2 2
5.50%, 11/01/2022 4 4
5.50%, 01/01/2023 3 4
5.50%, 02/01/2023 4 4
5.50%, 03/01/2023 3 3
5.50%, 04/01/2023 7 7
5.50%, 07/01/2023 4 4
5.50%, 08/01/2023 41 44
5.50%, 09/01/2023 3 3
5.50%, 10/01/2023 51 54
5.50%, 11/01/2023 61 65
5.50%, 12/01/2023 2 2
5.50%, 05/01/2025 1 1
5.50%, 02/01/2026 55 59
5.50%, 03/01/2027 49 52
5.50%, 06/01/2028 5 5
5.50%, 09/01/2028 1 2
5.50%, 01/01/2029 4 4
5.50%, 01/01/2029 26 28
5.50%, 12/01/2029 20 22
5.50%, 06/01/2033 9 9
5.50%, 10/01/2033 152 169
5.50%, 04/01/2034 26 29
5.50%, 04/01/2034 19 21
5.50%, 04/01/2034 37 41
5.50%, 05/01/2034 23 26
5.50%, 06/01/2034 2 3
5.50%, 11/01/2034 20 23
5.50%, 01/01/2035 5 6
5.50%, 01/01/2035 20 23
5.50%, 03/01/2035 8 9
5.50%, 04/01/2035 1 1
5.50%, 04/01/2035 12 13
5.50%, 08/01/2035 3 4
5.50%, 09/01/2035 1 1
5.50%, 10/01/2035 2 2
5.50%, 10/01/2035 4 5
5.50%, 11/01/2035 181 201
5.50%, 12/01/2035 7 8
5.50%, 01/01/2036 2 3
5.50%, 02/01/2036 17 18
5.50%, 04/01/2036 25 27
5.50%, 04/01/2036 1 1
5.50%, 05/01/2036 96 107
5.50%, 07/01/2036 12 13
5.50%, 08/01/2036 35 39
5.50%, 09/01/2036 34 37
5.50%, 09/01/2036 14 15
5.50%, 10/01/2036 28 32
5.50%, 11/01/2036 8 8
5.50%, 11/01/2036 4 5
5.50%, 11/01/2036 10 11
5.50%, 12/01/2036 101 112
5.50%, 01/01/2037 11 12
5.50%, 02/01/2037 23 26
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 03/01/2037 $ 74 $ 82
5.50%, 03/01/2037 152 168
5.50%, 05/01/2037 10 11
5.50%, 05/01/2037 1 1
5.50%, 05/01/2037 83 91
5.50%, 05/01/2037 306 339
5.50%, 05/01/2037 61 67
5.50%, 06/01/2037 26 28
5.50%, 07/01/2037 2 2
5.50%, 07/01/2037 1 1
5.50%, 08/01/2037 146 162
5.50%, 08/01/2037 113 126
5.50%, 08/01/2037 118 131
5.50%, 01/01/2038 5 6
5.50%, 01/01/2038 5 5
5.50%, 02/01/2038 12 13
5.50%, 02/01/2038 31 35
5.50%, 02/01/2038 12 13
5.50%, 03/01/2038 7 7
5.50%, 03/01/2038 43 47
5.50%, 03/01/2038 15 17
5.50%, 03/01/2038 7 7
5.50%, 05/01/2038 11 12
5.50%, 05/01/2038 217 238
5.50%, 05/01/2038 4 4
5.50%, 06/01/2038 1 2
5.50%, 06/01/2038 113 123
5.50%, 06/01/2038 85 92
5.50%, 06/01/2038 10 11
5.50%, 06/01/2038 1 1
5.50%, 07/01/2038 8 9
5.50%, 07/01/2038 6 7
5.50%, 08/01/2038 115 125
5.50%, 11/01/2038 3 4
5.50%, 11/01/2038 3 3
5.50%, 11/01/2038 49 53
5.50%, 11/01/2038 4 5
5.50%, 11/01/2038 116 127
5.50%, 11/01/2038 4 4
5.50%, 12/01/2038 9 10
5.50%, 12/01/2038 4 4
5.50%, 12/01/2038 7 8
5.50%, 01/01/2039 11 12
5.50%, 04/01/2039 3 4
5.50%, 06/01/2039 120 133
5.50%, 07/01/2039 28 31
5.50%, 09/01/2039 22 24
5.50%, 10/01/2039 6 7
5.50%, 12/01/2039 33 36
5.50%, 12/01/2039 13 14
5.50%, 05/01/2040 65 71
5.50%, 06/01/2040 5 5
5.50%, 07/01/2040 23 24
5.50%, 07/01/2041 93 101
5.50%, 09/01/2041 37 41
5.50%, 09/01/2041 28 31
5.50%, 06/01/2048 91 97
6.00%, 12/01/2032 11 13
6.00%, 01/01/2033 2 2
6.00%, 10/01/2033 4 5
6.00%, 12/01/2033 9 10
6.00%, 10/01/2034 14 16
6.00%, 12/01/2034 5 6
6.00%, 01/01/2035 33 37
6.00%, 07/01/2035 24 27
6.00%, 07/01/2035 50 57
6.00%, 10/01/2035 25 28

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 05/01/2036 $ 2 $ 2
6.00%, 05/01/2036 1 2
6.00%, 06/01/2036 15 17
6.00%, 02/01/2037 16 18
6.00%, 02/01/2037 2 2
6.00%, 03/01/2037 32 37
6.00%, 03/01/2037 13 15
6.00%, 06/01/2037 7 8
6.00%, 07/01/2037 3 3
6.00%, 09/01/2037 17 20
6.00%, 10/01/2037 1 1
6.00%, 11/01/2037 4 5
6.00%, 11/01/2037 5 5
6.00%, 12/01/2037 6 7
6.00%, 01/01/2038 7 8
6.00%, 01/01/2038 4 4
6.00%, 01/01/2038 117 133
6.00%, 02/01/2038 3 4
6.00%, 03/01/2038 7 8
6.00%, 03/01/2038 38 43
6.00%, 05/01/2038 5 5
6.00%, 05/01/2038 4 4
6.00%, 08/01/2038 7 7
6.00%, 09/01/2038 27 31
6.00%, 10/01/2038 16 18
6.00%, 11/01/2038 22 24
6.00%, 12/01/2038 4 4
6.00%, 10/01/2039 9 10
6.00%, 10/01/2039 8 10
6.00%, 04/01/2040 19 21
6.00%, 09/01/2040 6 7
6.00%, 10/01/2040 22 25
6.00%, 10/01/2040 9 11
6.00%, 05/01/2041 198 224
6.50%, 12/01/2031 1 1
6.50%, 03/01/2032 1 1
6.50%, 07/01/2032 4 5
6.50%, 11/01/2033 6 7
6.50%, 08/01/2034 13 15
6.50%, 09/01/2034 10 11
6.50%, 10/01/2034 4 4
6.50%, 07/01/2037 6 7
6.50%, 07/01/2037 4 4
6.50%, 08/01/2037 3 3
6.50%, 10/01/2037 26 30
6.50%, 01/01/2038 4 4
6.50%, 01/01/2038 108 126
6.50%, 02/01/2038 7 8
6.50%, 02/01/2038 6 7
6.50%, 03/01/2038 2 2
6.50%, 03/01/2038 20 24
6.50%, 05/01/2038 71 84
6.50%, 05/01/2038 6 7
6.50%, 09/01/2038 3 4
6.50%, 10/01/2039 6 7
7.00%, 12/01/2037 9 10
7.00%, 12/01/2037 5 5
7.50%, 05/01/2031 6 7
$ 246,011
Government National Mortgage Association (GNMA) - 6.08%
2.50%, 08/20/2027 57 58
2.50%, 09/20/2027 121 123
2.50%, 01/20/2028 146 148
2.50%, 03/20/2028 109 111
2.50%, 04/20/2028 112 113
2.50%, 07/20/2028 108 110
2.50%, 11/20/2030 53 53
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
2.50%, 03/20/2031 $ 133 $ 135
2.50%, 04/20/2032 74 75
2.50%, 05/20/2032 170 172
2.50%, 03/15/2043 85 86
2.50%, 07/20/2043 205 208
2.50%, 06/20/2045 129 130
2.50%, 10/15/2046 91 91
2.50%, 11/20/2046 65 66
2.50%, 12/20/2046 324 326
2.50%, 01/20/2047 514 517
3.00%, 01/20/2027 14 15
3.00%, 04/15/2027 58 59
3.00%, 04/20/2027 99 102
3.00%, 09/20/2027 104 106
3.00%, 11/20/2027 53 55
3.00%, 09/20/2028 67 69
3.00%, 10/20/2028 94 96
3.00%, 11/20/2028 37 38
3.00%, 01/20/2029 29 29
3.00%, 05/20/2029 115 118
3.00%, 07/20/2030 233 239
3.00%, 01/20/2031 146 150
3.00%, 07/20/2032 204 208
3.00%, 01/20/2033 101 104
3.00%, 04/15/2042 17 17
3.00%, 08/20/2042 9 9
3.00%, 09/20/2042 1,400 1,433
3.00%, 10/15/2042 249 255
3.00%, 12/20/2042 395 404
3.00%, 01/20/2043 560 574
3.00%, 03/20/2043 754 772
3.00%, 03/20/2043 238 244
3.00%, 04/15/2043 40 41
3.00%, 04/20/2043 985 1,008
3.00%, 05/15/2043 34 35
3.00%, 05/15/2043 16 17
3.00%, 05/15/2043 12 12
3.00%, 06/15/2043 346 355
3.00%, 06/20/2043 216 221
3.00%, 07/15/2043 113 116
3.00%, 08/15/2043 228 233
3.00%, 08/15/2043 215 220
3.00%, 08/20/2043 102 105
3.00%, 09/20/2043 383 392
3.00%, 10/20/2043 192 197
3.00%, 11/20/2043 143 146
3.00%, 03/20/2044 281 287
3.00%, 05/15/2044 31 32
3.00%, 08/20/2044 1,140 1,167
3.00%, 11/15/2044 269 275
3.00%, 11/20/2044 448 459
3.00%, 12/20/2044 533 546
3.00%, 02/15/2045 305 313
3.00%, 03/15/2045 67 69
3.00%, 04/20/2045 51 52
3.00%, 05/20/2045 470 481
3.00%, 07/15/2045 219 223
3.00%, 07/20/2045 1,492 1,527
3.00%, 08/15/2045 244 250
3.00%, 08/20/2045 1,018 1,042
3.00%, 10/20/2045 963 986
3.00%, 11/20/2045 551 564
3.00%, 12/20/2045 794 813
3.00%, 01/20/2046 202 207
3.00%, 02/20/2046 259 265
3.00%, 03/20/2046 1,345 1,377
3.00%, 04/20/2046 935 957
3.00%, 05/20/2046 821 840

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 06/20/2046 $ 340 $ 348
3.00%, 07/20/2046 1,234 1,264
3.00%, 08/20/2046 2,553 2,614
3.00%, 09/20/2046 1,465 1,500
3.00%, 10/20/2046 961 984
3.00%, 11/15/2046 37 37
3.00%, 11/20/2046 396 406
3.00%, 11/20/2046 1,452 1,487
3.00%, 12/20/2046 1,748 1,789
3.00%, 01/20/2047 1,153 1,181
3.00%, 07/20/2047 60 61
3.00%, 10/20/2047 1,388 1,420
3.00%, 11/20/2047 668 683
3.00%, 12/20/2047 2,117 2,166
3.00%, 01/20/2048 924 946
3.00%, 02/20/2048 993 1,016
3.00%, 03/20/2048 926 947
3.50%, 12/15/2025 7 7
3.50%, 02/15/2026 25 25
3.50%, 05/15/2026 11 11
3.50%, 03/20/2027 24 25
3.50%, 04/20/2027 40 41
3.50%, 09/20/2028 151 156
3.50%, 01/20/2041 44 46
3.50%, 11/15/2041 31 32
3.50%, 11/20/2041 13 14
3.50%, 01/15/2042 39 41
3.50%, 01/20/2042 63 66
3.50%, 02/15/2042 62 65
3.50%, 02/15/2042 264 275
3.50%, 02/20/2042 60 63
3.50%, 03/15/2042 53 55
3.50%, 03/15/2042 54 56
3.50%, 03/20/2042 68 71
3.50%, 04/15/2042 133 138
3.50%, 04/15/2042 304 316
3.50%, 04/20/2042 996 1,040
3.50%, 05/15/2042 85 88
3.50%, 05/15/2042 6 6
3.50%, 05/20/2042 1,038 1,083
3.50%, 06/20/2042 290 303
3.50%, 07/20/2042 1,153 1,203
3.50%, 08/15/2042 65 67
3.50%, 08/20/2042 222 232
3.50%, 10/20/2042 681 710
3.50%, 01/15/2043 417 434
3.50%, 01/15/2043 218 226
3.50%, 01/20/2043 345 360
3.50%, 02/20/2043 1,052 1,098
3.50%, 03/20/2043 438 453
3.50%, 03/20/2043 1,008 1,052
3.50%, 04/15/2043 124 128
3.50%, 04/15/2043 57 59
3.50%, 04/20/2043 994 1,037
3.50%, 04/20/2043 708 739
3.50%, 06/15/2043 42 44
3.50%, 06/15/2043 44 46
3.50%, 07/20/2043 1,174 1,224
3.50%, 08/15/2043 118 123
3.50%, 08/20/2043 969 1,010
3.50%, 09/20/2043 630 657
3.50%, 01/20/2044 9 9
3.50%, 02/20/2044 74 77
3.50%, 04/20/2044 308 320
3.50%, 07/20/2044 838 871
3.50%, 08/20/2044 878 913
3.50%, 09/15/2044 24 24
3.50%, 09/20/2044 326 339
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 10/20/2044 $ 352 $ 366
3.50%, 11/20/2044 387 401
3.50%, 12/20/2044 433 450
3.50%, 02/20/2045 434 450
3.50%, 05/20/2045 605 628
3.50%, 06/20/2045 121 126
3.50%, 07/20/2045 878 910
3.50%, 08/20/2045 401 415
3.50%, 09/20/2045 216 224
3.50%, 10/20/2045 1,629 1,692
3.50%, 11/20/2045 1,308 1,356
3.50%, 12/20/2045 817 850
3.50%, 01/20/2046 1,594 1,650
3.50%, 02/20/2046 117 121
3.50%, 03/20/2046 1,408 1,457
3.50%, 04/20/2046 861 892
3.50%, 05/20/2046 1,192 1,233
3.50%, 06/20/2046 1,560 1,615
3.50%, 07/15/2046 114 118
3.50%, 07/20/2046 640 662
3.50%, 08/20/2046 991 1,025
3.50%, 09/20/2046 1,128 1,168
3.50%, 10/20/2046 1,333 1,380
3.50%, 11/20/2046 1,026 1,062
3.50%, 12/20/2046 1,058 1,095
3.50%, 01/20/2047 1,178 1,219
3.50%, 02/20/2047 735 760
3.50%, 03/20/2047 1,042 1,078
3.50%, 04/20/2047 267 276
3.50%, 05/20/2047 778 805
3.50%, 06/20/2047 1,207 1,249
3.50%, 07/20/2047 1,248 1,290
3.50%, 08/20/2047 846 875
3.50%, 09/20/2047 269 278
3.50%, 10/15/2047 93 96
3.50%, 10/20/2047 897 927
3.50%, 11/20/2047 1,142 1,181
3.50%, 12/20/2047 1,321 1,366
3.50%, 01/20/2048 1,965 2,030
3.50%, 02/20/2048 295 305
3.50%, 07/20/2048 599 619
4.00%, 07/15/2024 36 38
4.00%, 08/15/2024 9 10
4.00%, 12/15/2024 7 8
4.00%, 11/15/2025 8 8
4.00%, 05/15/2026 10 10
4.00%, 06/15/2039 7 7
4.00%, 07/20/2040 25 26
4.00%, 08/15/2040 98 104
4.00%, 08/15/2040 24 25
4.00%, 09/15/2040 42 45
4.00%, 09/15/2040 5 5
4.00%, 09/15/2040 21 22
4.00%, 10/15/2040 35 37
4.00%, 11/15/2040 28 29
4.00%, 11/15/2040 5 5
4.00%, 11/20/2040 20 22
4.00%, 12/20/2040 43 45
4.00%, 01/15/2041 23 24
4.00%, 01/15/2041 38 40
4.00%, 01/15/2041 61 65
4.00%, 01/20/2041 66 70
4.00%, 05/15/2041 18 19
4.00%, 05/15/2041 40 42
4.00%, 07/20/2041 22 23
4.00%, 08/15/2041 100 107
4.00%, 08/15/2041 16 17
4.00%, 08/15/2041 37 39

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 09/15/2041 $ 57 $ 60
4.00%, 09/15/2041 24 26
4.00%, 09/15/2041 32 34
4.00%, 09/15/2041 77 82
4.00%, 09/20/2041 109 115
4.00%, 10/15/2041 33 35
4.00%, 10/15/2041 22 24
4.00%, 11/15/2041 125 133
4.00%, 11/20/2041 40 42
4.00%, 12/15/2041 8 9
4.00%, 12/15/2041 33 35
4.00%, 12/20/2041 38 41
4.00%, 01/15/2042 15 16
4.00%, 01/15/2042 54 57
4.00%, 01/20/2042 209 222
4.00%, 02/20/2042 165 175
4.00%, 03/15/2042 132 138
4.00%, 03/15/2042 47 49
4.00%, 03/20/2042 200 212
4.00%, 04/20/2042 173 183
4.00%, 05/15/2042 367 386
4.00%, 05/20/2042 16 17
4.00%, 07/20/2042 403 427
4.00%, 06/20/2043 55 59
4.00%, 08/15/2043 12 13
4.00%, 09/15/2043 259 275
4.00%, 09/20/2043 71 75
4.00%, 10/20/2043 108 114
4.00%, 11/20/2043 249 263
4.00%, 02/20/2044 591 624
4.00%, 03/15/2044 238 253
4.00%, 04/20/2044 288 303
4.00%, 05/20/2044 386 407
4.00%, 06/20/2044 286 302
4.00%, 07/20/2044 1,150 1,213
4.00%, 08/20/2044 809 850
4.00%, 09/20/2044 724 763
4.00%, 10/20/2044 964 1,013
4.00%, 11/20/2044 439 463
4.00%, 12/20/2044 767 809
4.00%, 01/15/2045 59 62
4.00%, 01/20/2045 636 671
4.00%, 03/15/2045 50 53
4.00%, 04/15/2045 39 41
4.00%, 04/20/2045 415 437
4.00%, 05/15/2045 229 240
4.00%, 07/15/2045 52 54
4.00%, 07/20/2045 172 181
4.00%, 08/15/2045 40 42
4.00%, 08/20/2045 483 510
4.00%, 09/20/2045 700 736
4.00%, 10/20/2045 365 383
4.00%, 11/20/2045 130 137
4.00%, 12/15/2045 168 179
4.00%, 12/20/2045 319 337
4.00%, 01/20/2046 205 217
4.00%, 02/20/2046 298 313
4.00%, 04/20/2046 503 528
4.00%, 05/20/2046 254 267
4.00%, 07/20/2046 539 566
4.00%, 01/20/2047 1,149 1,199
4.00%, 02/20/2047 998 1,041
4.00%, 03/20/2047 985 1,031
4.00%, 05/20/2047 1,358 1,417
4.00%, 06/20/2047 1,351 1,409
4.00%, 07/20/2047 1,971 2,056
4.00%, 08/20/2047 156 163
4.00%, 10/20/2047 768 801
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 06/20/2048 $ 367 $ 381
4.00%, 08/20/2048 922 956
4.00%, 09/20/2048 348 360
4.00%, 10/20/2048 2,125 2,203
4.00%, 11/20/2048 969 1,004
4.00%, 12/20/2048 795 824
4.50%, 04/20/2026 6 6
4.50%, 11/20/2033 5 5
4.50%, 02/15/2039 132 142
4.50%, 03/15/2039 19 20
4.50%, 03/15/2039 59 63
4.50%, 03/15/2039 27 29
4.50%, 03/15/2039 15 16
4.50%, 03/20/2039 29 30
4.50%, 04/15/2039 43 46
4.50%, 04/15/2039 22 23
4.50%, 04/15/2039 41 45
4.50%, 05/15/2039 140 151
4.50%, 05/15/2039 51 55
4.50%, 05/15/2039 53 57
4.50%, 05/15/2039 7 7
4.50%, 05/15/2039 5 6
4.50%, 06/15/2039 50 54
4.50%, 07/15/2039 11 12
4.50%, 08/15/2039 57 61
4.50%, 11/15/2039 10 11
4.50%, 11/15/2039 263 289
4.50%, 12/15/2039 51 55
4.50%, 01/15/2040 61 66
4.50%, 02/15/2040 12 13
4.50%, 02/15/2040 25 27
4.50%, 02/15/2040 6 6
4.50%, 02/15/2040 8 9
4.50%, 02/15/2040 6 7
4.50%, 02/15/2040 6 7
4.50%, 04/15/2040 390 420
4.50%, 05/15/2040 16 17
4.50%, 06/15/2040 18 19
4.50%, 06/15/2040 12 12
4.50%, 07/15/2040 17 18
4.50%, 07/15/2040 15 16
4.50%, 08/15/2040 24 26
4.50%, 08/15/2040 21 23
4.50%, 08/15/2040 30 33
4.50%, 08/15/2040 36 38
4.50%, 08/15/2040 81 87
4.50%, 09/15/2040 30 32
4.50%, 09/15/2040 30 32
4.50%, 10/15/2040 35 38
4.50%, 12/15/2040 15 16
4.50%, 01/20/2041 45 48
4.50%, 01/20/2041 31 33
4.50%, 02/20/2041 44 47
4.50%, 02/20/2041 35 37
4.50%, 03/15/2041 14 15
4.50%, 03/15/2041 72 78
4.50%, 03/20/2041 19 21
4.50%, 03/20/2041 35 37
4.50%, 04/15/2041 31 34
4.50%, 04/15/2041 14 15
4.50%, 04/20/2041 35 37
4.50%, 05/15/2041 17 18
4.50%, 05/15/2041 25 27
4.50%, 06/15/2041 78 84
4.50%, 06/20/2041 115 123
4.50%, 07/15/2041 169 180
4.50%, 07/15/2041 49 53
4.50%, 07/15/2041 14 15

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 07/20/2041 $ 9 $ 10
4.50%, 07/20/2041 225 240
4.50%, 08/15/2041 88 94
4.50%, 08/20/2041 85 90
4.50%, 09/20/2041 21 23
4.50%, 11/20/2041 314 335
4.50%, 12/20/2041 23 25
4.50%, 01/20/2042 159 170
4.50%, 02/20/2042 82 87
4.50%, 03/20/2042 21 22
4.50%, 04/20/2042 37 40
4.50%, 05/20/2042 42 44
4.50%, 05/20/2043 179 191
4.50%, 06/20/2043 167 178
4.50%, 08/20/2043 27 29
4.50%, 09/20/2043 84 90
4.50%, 10/20/2043 158 169
4.50%, 11/20/2043 514 547
4.50%, 03/20/2044 692 736
4.50%, 04/20/2044 31 33
4.50%, 05/20/2044 502 534
4.50%, 07/20/2044 260 276
4.50%, 09/20/2044 16 17
4.50%, 10/20/2044 36 39
4.50%, 11/20/2044 69 73
4.50%, 12/20/2044 110 117
4.50%, 02/20/2045 291 309
4.50%, 03/20/2045 133 141
4.50%, 04/20/2045 161 171
4.50%, 06/20/2045 46 49
4.50%, 10/20/2045 87 93
4.50%, 12/20/2045 74 78
4.50%, 06/20/2046 175 185
4.50%, 09/15/2046 58 62
4.50%, 12/20/2046 493 524
4.50%, 02/20/2047 361 382
4.50%, 04/20/2047 295 309
4.50%, 06/15/2047 255 275
4.50%, 06/15/2047 43 46
4.50%, 08/20/2047 673 706
4.50%, 10/20/2047 339 356
4.50%, 05/20/2048 248 259
4.50%, 08/20/2048 1,378 1,439
4.50%, 10/20/2048 929 969
4.50%, 11/20/2048 1,547 1,613
4.50%, 12/20/2048 496 517
5.00%, 08/15/2033 36 39
5.00%, 02/15/2034 43 46
5.00%, 07/15/2035 108 118
5.00%, 08/15/2035 25 27
5.00%, 04/20/2037 2 3
5.00%, 04/20/2038 203 223
5.00%, 05/15/2038 48 52
5.00%, 06/20/2038 21 23
5.00%, 08/15/2038 63 69
5.00%, 10/15/2038 13 15
5.00%, 01/15/2039 74 81
5.00%, 01/15/2039 56 61
5.00%, 02/15/2039 68 75
5.00%, 02/15/2039 65 71
5.00%, 03/15/2039 100 110
5.00%, 04/15/2039 90 98
5.00%, 05/15/2039 8 8
5.00%, 06/15/2039 41 46
5.00%, 06/15/2039 22 24
5.00%, 06/20/2039 25 27
5.00%, 07/15/2039 18 19
5.00%, 07/15/2039 43 47
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 07/15/2039 $ 19 $ 21
5.00%, 07/15/2039 15 17
5.00%, 08/15/2039 27 30
5.00%, 09/15/2039 29 32
5.00%, 09/15/2039 19 21
5.00%, 09/15/2039 23 25
5.00%, 09/15/2039 8 9
5.00%, 09/15/2039 24 27
5.00%, 11/15/2039 37 40
5.00%, 12/15/2039 39 43
5.00%, 02/15/2040 24 26
5.00%, 02/15/2040 39 43
5.00%, 02/15/2040 42 46
5.00%, 04/15/2040 22 24
5.00%, 05/15/2040 24 26
5.00%, 05/15/2040 12 13
5.00%, 05/20/2040 7 8
5.00%, 06/15/2040 46 51
5.00%, 06/15/2040 33 36
5.00%, 06/15/2040 3 4
5.00%, 06/15/2040 23 25
5.00%, 06/20/2040 32 35
5.00%, 07/15/2040 17 19
5.00%, 07/20/2040 32 35
5.00%, 01/20/2041 18 19
5.00%, 02/20/2041 41 45
5.00%, 04/15/2041 254 278
5.00%, 05/20/2041 35 39
5.00%, 06/20/2041 9 10
5.00%, 07/20/2041 14 16
5.00%, 08/20/2041 97 107
5.00%, 10/20/2041 13 14
5.00%, 11/20/2041 39 43
5.00%, 12/20/2041 29 32
5.00%, 02/20/2042 141 155
5.00%, 03/20/2042 31 34
5.00%, 04/20/2042 94 104
5.00%, 12/20/2042 258 284
5.00%, 01/20/2043 47 51
5.00%, 05/20/2043 53 58
5.00%, 07/20/2043 142 156
5.00%, 11/20/2043 156 168
5.00%, 01/20/2044 104 113
5.00%, 02/20/2044 145 159
5.00%, 03/20/2044 100 109
5.00%, 05/20/2044 43 47
5.00%, 07/20/2044 81 88
5.00%, 08/20/2044 36 40
5.00%, 12/20/2044 62 68
5.00%, 10/20/2045 78 84
5.00%, 12/20/2045 134 146
5.00%, 04/20/2046 210 230
5.00%, 03/20/2048 262 277
5.00%, 10/20/2048 509 533
5.50%, 01/15/2024 4 4
5.50%, 11/15/2033 27 29
5.50%, 03/15/2034 6 7
5.50%, 04/15/2034 7 8
5.50%, 07/15/2034 5 6
5.50%, 11/15/2034 19 21
5.50%, 02/15/2035 13 15
5.50%, 03/15/2036 5 5
5.50%, 04/15/2036 4 5
5.50%, 12/15/2036 8 9
5.50%, 04/15/2037 23 26
5.50%, 05/15/2038 9 10
5.50%, 06/15/2038 14 16
5.50%, 08/15/2038 29 31

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 08/15/2038 $ 72 $ 78
5.50%, 09/15/2038 12 13
5.50%, 10/20/2038 24 26
5.50%, 11/15/2038 8 8
5.50%, 12/20/2038 9 10
5.50%, 01/15/2039 12 13
5.50%, 01/15/2039 2 3
5.50%, 01/15/2039 39 41
5.50%, 01/15/2039 4 5
5.50%, 02/15/2039 6 7
5.50%, 02/20/2039 56 62
5.50%, 05/15/2039 2 3
5.50%, 12/15/2039 13 14
5.50%, 01/15/2040 111 123
5.50%, 03/15/2040 50 55
5.50%, 04/15/2040 139 148
5.50%, 06/20/2040 70 75
5.50%, 07/20/2040 18 19
5.50%, 11/15/2040 18 20
5.50%, 12/20/2040 14 15
5.50%, 01/20/2041 214 235
5.50%, 04/20/2041 36 40
5.50%, 10/20/2041 33 36
5.50%, 11/20/2041 34 37
5.50%, 10/20/2042 93 102
5.50%, 11/20/2042 85 93
5.50%, 06/20/2043 86 95
5.50%, 09/20/2043 118 129
5.50%, 01/20/2047 53 58
6.00%, 07/15/2032 1 1
6.00%, 12/15/2032 1 1
6.00%, 10/15/2034 19 21
6.00%, 04/15/2035 14 16
6.00%, 04/15/2036 7 8
6.00%, 06/15/2036 12 14
6.00%, 04/15/2037 25 29
6.00%, 05/15/2037 20 23
6.00%, 10/20/2037 31 36
6.00%, 11/20/2037 12 14
6.00%, 01/15/2038 12 14
6.00%, 08/15/2038 8 9
6.00%, 01/15/2039 69 78
6.00%, 09/15/2039 43 48
6.00%, 09/15/2039 19 21
6.00%, 11/15/2039 52 60
6.00%, 01/20/2042 29 32
6.50%, 10/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 05/20/2032 4 4
6.50%, 05/15/2037 28 31
6.50%, 08/20/2038 11 12
7.00%, 03/15/2029 2 2
7.00%, 07/15/2031 1 1
$ 150,899
U.S. Treasury - 39.11%
1.13%, 02/28/2021 4,685 4,632
1.13%, 06/30/2021 3,730 3,684
1.13%, 07/31/2021 3,250 3,208
1.13%, 08/31/2021 4,050 3,996
1.13%, 09/30/2021 3,730 3,681
1.25%, 03/31/2021 1,740 1,724
1.25%, 10/31/2021 5,200 5,142
1.25%, 07/31/2023 3,000 2,942
1.38%, 08/31/2020 4,485 4,457
1.38%, 09/15/2020 2,180 2,167
1.38%, 09/30/2020 7,400 7,353
1.38%, 10/31/2020 2,285 2,270
1.38%, 01/31/2021 5,650 5,610
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 04/30/2021 $ 7,510 $ 7,455
1.38%, 05/31/2021 4,265 4,233
1.38%, 06/30/2023 4,050 3,994
1.38%, 08/31/2023 3,000 2,956
1.38%, 09/30/2023 2,220 2,187
1.50%, 06/15/2020 5,815 5,789
1.50%, 08/15/2020 7,010 6,978
1.50%, 01/31/2022 3,104 3,087
1.50%, 02/28/2023 2,995 2,971
1.50%, 03/31/2023 3,340 3,312
1.50%, 08/15/2026 10,725 10,452
1.63%, 06/30/2020 4,050 4,037
1.63%, 07/31/2020 6,000 5,980
1.63%, 10/15/2020 5,753 5,735
1.63%, 11/30/2020 4,280 4,266
1.63%, 08/15/2022 1,990 1,984
1.63%, 08/31/2022 3,960 3,947
1.63%, 11/15/2022 2,790 2,781
1.63%, 04/30/2023 3,000 2,988
1.63%, 05/31/2023 3,540 3,526
1.63%, 10/31/2023 3,035 3,020
1.63%, 05/15/2026 3,345 3,292
1.75%, 10/31/2020 2,250 2,246
1.75%, 11/15/2020 1,000 999
1.75%, 12/31/2020 2,475 2,472
1.75%, 11/30/2021 1,000 1,000
1.75%, 02/28/2022 3,680 3,682
1.75%, 03/31/2022 4,435 4,438
1.75%, 04/30/2022 3,335 3,338
1.75%, 05/15/2022 3,430 3,433
1.75%, 05/31/2022 5,280 5,283
1.75%, 06/30/2022 3,860 3,865
1.75%, 09/30/2022 1,640 1,641
1.75%, 01/31/2023 2,560 2,562
1.75%, 05/15/2023 2,517 2,518
1.88%, 06/30/2020 3,290 3,287
1.88%, 12/15/2020 2,905 2,906
1.88%, 11/30/2021 3,107 3,117
1.88%, 01/31/2022 3,580 3,593
1.88%, 02/28/2022 3,000 3,011
1.88%, 03/31/2022 6,700 6,730
1.88%, 04/30/2022 3,640 3,655
1.88%, 05/31/2022 4,785 4,807
1.88%, 07/31/2022 3,640 3,656
1.88%, 08/31/2022 3,810 3,827
1.88%, 09/30/2022 4,005 4,025
1.88%, 10/31/2022 4,000 4,019
1.88%, 08/31/2024 4,000 4,020
2.00%, 07/31/2020 2,464 2,466
2.00%, 09/30/2020 3,000 3,004
2.00%, 11/30/2020 500 501
2.00%, 01/15/2021 1,990 1,995
2.00%, 02/28/2021 3,720 3,731
2.00%, 05/31/2021 3,800 3,816
2.00%, 08/31/2021 3,995 4,016
2.00%, 10/31/2021 2,620 2,636
2.00%, 11/15/2021 4,500 4,529
2.00%, 12/31/2021 2,890 2,909
2.00%, 02/15/2022 1,545 1,556
2.00%, 07/31/2022 3,331 3,359
2.00%, 10/31/2022 4,050 4,085
2.00%, 11/30/2022 6,410 6,468
2.00%, 02/15/2023 4,597 4,640
2.00%, 04/30/2024 4,035 4,079
2.00%, 05/31/2024 6,765 6,845
2.00%, 06/30/2024 5,195 5,251
2.00%, 02/15/2025 8,570 8,657
2.00%, 08/15/2025 4,000 4,038

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 11/15/2026 $ 8,630 $ 8,696
2.13%, 08/31/2020 3,300 3,308
2.13%, 01/31/2021 2,105 2,115
2.13%, 05/31/2021 3,000 3,020
2.13%, 06/30/2021 2,965 2,986
2.13%, 08/15/2021 3,140 3,164
2.13%, 09/30/2021 2,955 2,980
2.13%, 12/31/2021 3,105 3,135
2.13%, 05/15/2022 4,160 4,207
2.13%, 06/30/2022 4,365 4,416
2.13%, 12/31/2022 9,760 9,893
2.13%, 11/30/2023 3,080 3,129
2.13%, 02/29/2024 2,260 2,297
2.13%, 03/31/2024 10,250 10,421
2.13%, 07/31/2024 3,810 3,875
2.13%, 09/30/2024 4,770 4,851
2.13%, 11/30/2024 4,460 4,537
2.13%, 05/15/2025 8,950 9,101
2.13%, 05/31/2026 2,000 2,033
2.25%, 03/31/2021 5,340 5,382
2.25%, 04/30/2021 3,537 3,567
2.25%, 07/31/2021 5,370 5,423
2.25%, 04/15/2022 4,315 4,376
2.25%, 12/31/2023 3,655 3,734
2.25%, 01/31/2024 5,850 5,977
2.25%, 04/30/2024 4,850 4,960
2.25%, 10/31/2024 3,336 3,414
2.25%, 11/15/2024 10,663 10,911
2.25%, 12/31/2024 3,000 3,071
2.25%, 11/15/2025 2,500 2,560
2.25%, 03/31/2026 5,000 5,123
2.25%, 02/15/2027 10,660 10,924
2.25%, 08/15/2027 7,535 7,718
2.25%, 11/15/2027 6,990 7,156
2.25%, 08/15/2046 4,870 4,601
2.38%, 12/31/2020 2,309 2,327
2.38%, 03/15/2021 3,000 3,029
2.38%, 04/15/2021 3,600 3,637
2.38%, 03/15/2022 4,230 4,305
2.38%, 01/31/2023 4,235 4,330
2.38%, 02/29/2024 4,635 4,766
2.38%, 08/15/2024 9,395 9,670
2.38%, 04/30/2026 5,000 5,163
2.38%, 05/15/2027 6,185 6,394
2.38%, 05/15/2029 2,500 2,583
2.50%, 12/31/2020 4,255 4,296
2.50%, 01/31/2021 4,420 4,466
2.50%, 02/28/2021 4,520 4,570
2.50%, 01/15/2022 4,200 4,279
2.50%, 02/15/2022 4,295 4,379
2.50%, 03/31/2023 4,560 4,687
2.50%, 08/15/2023 5,482 5,648
2.50%, 01/31/2024 4,530 4,679
2.50%, 05/15/2024 3,066 3,171
2.50%, 01/31/2025 3,485 3,614
2.50%, 02/15/2045 5,395 5,375
2.50%, 02/15/2046 4,075 4,054
2.50%, 05/15/2046 4,425 4,399
2.63%, 08/15/2020 3,660 3,689
2.63%, 08/31/2020 4,375 4,411
2.63%, 11/15/2020 6,000 6,062
2.63%, 05/15/2021 3,320 3,371
2.63%, 06/15/2021 3,875 3,940
2.63%, 07/15/2021 4,320 4,395
2.63%, 12/15/2021 4,045 4,134
2.63%, 02/28/2023 4,265 4,400
2.63%, 06/30/2023 4,360 4,510
2.63%, 12/31/2023 4,360 4,524
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 03/31/2025 $ 1,805 $ 1,885
2.63%, 02/15/2029 6,785 7,155
2.75%, 09/30/2020 4,530 4,577
2.75%, 11/30/2020 4,425 4,480
2.75%, 08/15/2021 3,645 3,720
2.75%, 09/15/2021 4,285 4,380
2.75%, 04/30/2023 4,205 4,363
2.75%, 05/31/2023 5,000 5,191
2.75%, 07/31/2023 2,700 2,807
2.75%, 08/31/2023 4,495 4,677
2.75%, 11/15/2023 5,656 5,894
2.75%, 02/15/2024 5,336 5,572
2.75%, 02/28/2025 3,535 3,714
2.75%, 06/30/2025 4,570 4,809
2.75%, 02/15/2028 7,605 8,086
2.75%, 08/15/2042 1,591 1,669
2.75%, 11/15/2042 2,610 2,736
2.75%, 08/15/2047 4,280 4,467
2.75%, 11/15/2047 5,265 5,496
2.88%, 10/31/2020 4,340 4,396
2.88%, 10/15/2021 4,110 4,215
2.88%, 11/15/2021 3,235 3,320
2.88%, 09/30/2023 4,750 4,969
2.88%, 10/31/2023 4,450 4,659
2.88%, 11/30/2023 4,535 4,752
2.88%, 04/30/2025 2,475 2,619
2.88%, 05/31/2025 4,120 4,363
2.88%, 07/31/2025 2,000 2,120
2.88%, 11/30/2025 3,435 3,648
2.88%, 05/15/2028 11,570 12,424
2.88%, 08/15/2028 10,165 10,923
2.88%, 05/15/2043 5,703 6,100
2.88%, 08/15/2045 4,255 4,548
2.88%, 11/15/2046 4,690 5,019
2.88%, 05/15/2049 3,310 3,551
3.00%, 09/30/2025 820 876
3.00%, 10/31/2025 4,500 4,810
3.00%, 05/15/2042 1,200 1,314
3.00%, 11/15/2044 3,345 3,654
3.00%, 05/15/2045 4,260 4,659
3.00%, 11/15/2045 4,735 5,182
3.00%, 02/15/2047 4,540 4,979
3.00%, 05/15/2047 2,900 3,176
3.00%, 02/15/2048 4,050 4,437
3.00%, 08/15/2048 5,255 5,763
3.00%, 02/15/2049 3,465 3,806
3.13%, 05/15/2021 4,745 4,862
3.13%, 11/15/2028 4,855 5,325
3.13%, 11/15/2041 5,380 6,021
3.13%, 02/15/2043 4,020 4,483
3.13%, 08/15/2044 4,060 4,530
3.13%, 05/15/2048 4,020 4,511
3.38%, 05/15/2044 5,540 6,438
3.38%, 11/15/2048 7,155 8,422
3.63%, 02/15/2021 4,415 4,542
3.63%, 08/15/2043 3,570 4,309
3.63%, 02/15/2044 5,760 6,960
3.75%, 11/15/2043 6,400 7,878
3.88%, 08/15/2040 3,169 3,959
4.25%, 05/15/2039 3,040 3,977
4.25%, 11/15/2040 2,060 2,703
4.38%, 02/15/2038 2,510 3,318
4.38%, 11/15/2039 600 798
4.38%, 05/15/2040 3,159 4,206
4.38%, 05/15/2041 1,660 2,217
4.50%, 02/15/2036 2,000 2,639
4.50%, 05/15/2038 710 954
4.50%, 08/15/2039 1,235 1,668

Schedule of Investments
Bond Market Index Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 02/15/2041 $ 2,628 $ 3,677
5.25%, 11/15/2028 2,415 3,088
5.25%, 02/15/2029 2,000 2,569
5.38%, 02/15/2031 3,616 4,856
5.50%, 08/15/2028 1,000 1,294
6.00%, 02/15/2026 2,000 2,514
6.13%, 11/15/2027 2,225 2,943
6.13%, 08/15/2029 1,000 1,377
6.25%, 05/15/2030 1,500 2,116
6.38%, 08/15/2027 1,830 2,440
6.88%, 08/15/2025 1,000 1,290
8.00%, 11/15/2021 510 583
$ 970,292
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,515,757
Total Investments $ 2,464,349
Other Assets and Liabilities -  0.66% 16,274
TOTAL NET ASSETS - 100.00% $ 2,480,623
(a) Current yield shown is as of period end.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,679 or 0.59% of net assets.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
Portfolio Summary (unaudited)
Sector Percent
Government 43.07%
Mortgage Securities 24.05%
Financial 8.33%
Money Market Funds 5.37%
Consumer, Non-cyclical 4.53%
Energy 2.55%
Communications 2.47%
Industrial 1.89%
Technology 1.77%
Utilities 1.74%
Consumer, Cyclical 1.53%
Basic Materials 0.71%
Asset Backed Securities 0.55%
Revenue Bonds 0.43%
General Obligation Unlimited 0.28%
Insured 0.06%
General Obligation Limited 0.01%
Other Assets and Liabilities
0.66%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 120,512 $ 363,505 $ 351,246 $ 132,771
$ 120,512 $ 363,505 $ 351,246 $ 132,771
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 1,487 $ — $ — $ —
$ 1,487 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 0.01% Shares Held Value (000's)
Oil & Gas Services - 0.01%
Patterson-UTI Energy Inc 3,386 $ 39
TOTAL COMMON STOCKS $ 39
INVESTMENT COMPANIES - 7.59% Shares Held Value (000's)
Exchange-Traded Funds - 2.98%
SPDR Bloomberg Barclays High Yield Bond ETF 88,000 9,587
Money Market Funds - 4.61%
BlackRock Liquidity FedFund 2.26%
(a),(b)
758,291 758
Principal Government Money Market Fund
2.23%
(a),(c)
14,059,253 14,059
$ 14,817
TOTAL INVESTMENT COMPANIES $ 24,404
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
(d),(e),(f)
81,952 $ 7
TOTAL PREFERRED STOCKS $ 7
BONDS - 56.28%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.27%
Air 2 US
8.63%, 10/01/2020
(g)
$ 2 $ 2
Boeing Co/The
3.10%, 05/01/2026 190 196
3.20%, 03/01/2029 200 207
3.50%, 03/01/2039 65 65
3.63%, 03/01/2048 155 155
3.90%, 05/01/2049 155 162
Bombardier Inc
6.13%, 01/15/2023
(g)
75 76
7.50%, 03/15/2025
(g)
195 196
7.88%, 04/15/2027
(g)
45 45
Lockheed Martin Corp
2.90%, 03/01/2025 360 370
4.09%, 09/15/2052 120 134
TransDigm Inc
6.25%, 03/15/2026
(g)
80 84
7.50%, 03/15/2027
(g)
40 42
Triumph Group Inc
5.25%, 06/01/2022 40 39
7.75%, 08/15/2025 150 145
United Technologies Corp
2.80%, 05/04/2024 420 426
3.10%, 06/01/2022 215 220
3.95%, 08/16/2025 390 421
4.13%, 11/16/2028 765 840
4.45%, 11/16/2038 115 129
4.63%, 11/16/2048 80 93
5.40%, 05/01/2035 40 48
$ 4,095
Agriculture - 0.78%
Altria Group Inc
4.00%, 01/31/2024 235 246
4.50%, 05/02/2043 5 5
5.80%, 02/14/2039 85 96
5.95%, 02/14/2049 55 63
BAT Capital Corp
3.12%, 08/14/2020 200 200
3 Month USD LIBOR + 0.59%
3.22%, 08/15/2024 170 171
Imperial Brands Finance PLC
3.75%, 07/21/2022
(g)
220 227
JBS Investments II GmbH
7.00%, 01/15/2026
(g)
200 217
Philip Morris International Inc
2.38%, 08/17/2022 120 120
4.38%, 11/15/2041 20 21
Pinnacle Operating Corp
9.00%, 05/15/2023
(g)
118 39
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Reynolds American Inc
5.70%, 08/15/2035 $ 300 $ 329
5.85%, 08/15/2045 45 48
6.88%, 05/01/2020 580 600
7.00%, 08/04/2041 120 141
$ 2,523
Airlines - 0.72%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 564 592
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 124 128
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 24 24
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 206 204
American Airlines 2017-1 Class AA Pass Through
Trust
3.65%, 08/15/2030 148 154
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 93 99
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 328 343
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 240 250
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 201 204
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 197 201
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 103 109
$ 2,308
Automobile Asset Backed Securities - 3.08%
AmeriCredit Automobile Receivables Trust
2017-4
2.56%, 05/18/2021 85 85
1.00 x 1 Month USD LIBOR + 0.18%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 765 766
Carmax Auto Owner Trust 2018-4
2.59%, 02/15/2022 1,900 1,899
1.00 x 1 Month USD LIBOR + 0.20%
Drive Auto Receivables Trust 2018-5
2.71%, 07/15/2021 280 280
1.00 x 1 Month USD LIBOR + 0.32%
Drive Auto Receivables Trust 2019-1
2.78%, 09/15/2021 369 369
1.00 x 1 Month USD LIBOR + 0.39%
GM Financial Automobile Leasing Trust 2018-2
2.60%, 07/20/2020 1,611 1,611
1.00 x 1 Month USD LIBOR + 0.22%
Santander Drive Auto Receivables Trust 2018-3
2.66%, 03/15/2021 116 117
1.00 x 1 Month USD LIBOR + 0.27%
Santander Drive Auto Receivables Trust 2018-5
2.62%, 07/15/2021 1,773 1,772
1.00 x 1 Month USD LIBOR + 0.23%
Santander Drive Auto Receivables Trust 2019-1
2.66%, 01/18/2022 2,500 2,500
1.00 x 1 Month USD LIBOR + 0.27%

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Retail Auto Lease Trust 2017-A
2.02%, 03/20/2020
(g)
$ 1 $ 1
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 500 503
$ 9,903
Automobile Manufacturers - 0.66%
Daimler Finance North America LLC
2.25%, 03/02/2020
(g)
445 445
2.70%, 08/03/2020
(g)
450 451
2.85%, 01/06/2022
(g)
180 181
General Motors Co
6.25%, 10/02/2043 30 32
6.60%, 04/01/2036 275 304
General Motors Financial Co Inc
3.59%, 01/05/2023 450 443
3 Month USD LIBOR + 0.99%
3.85%, 01/05/2028 100 98
Navistar International Corp
6.63%, 11/01/2025
(g)
175 183
$ 2,137
Automobile Parts & Equipment - 0.07%
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(g),(h),( i )
25 24
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(g)
190 198
$ 222
Banks - 6.37%
Bank of America Corp
3.46%, 03/15/2025
(j)
360 374
3 Month USD LIBOR + 0.97%
3.50%, 05/17/2022
(j)
200 204
3 Month USD LIBOR + 0.63%
3.97%, 02/07/2030
(j)
525 563
3 Month USD LIBOR + 1.21%
4.10%, 07/24/2023 180 192
4.20%, 08/26/2024 830 882
4.25%, 10/22/2026 150 160
4.27%, 07/23/2029
(j)
210 229
3 Month USD LIBOR + 1.31%
Barclays PLC
7.75%, 12/31/2049
(j),(k)
200 205
USD Swap Semi-Annual 5 Year + 4.84%
BPCE SA
2.50%, 07/15/2019 450 450
CIT Group Inc
4.13%, 03/09/2021 75 76
5.00%, 08/15/2022 120 127
5.25%, 03/07/2025 20 22
5.80%, 12/31/2049
(j),(k)
95 96
3 Month USD LIBOR + 3.97%
6.13%, 03/09/2028 40 45
Citigroup Inc
3.52%, 10/27/2028
(j)
390 402
3 Month USD LIBOR + 1.15%
3.67%, 07/24/2028
(j)
240 250
3 Month USD LIBOR + 1.39%
3.88%, 03/26/2025 100 104
4.50%, 01/14/2022 100 105
4.65%, 07/23/2048 230 268
Cooperatieve Rabobank UA
4.75%, 01/15/2020
(g)
490 496
DBS Group Holdings Ltd
4.52%, 12/11/2028
(g),(j)
515 546
USD Swap Rate NY 5 Year + 1.59%
Discover Bank
3.10%, 06/04/2020 345 347
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
First Republic Bank/CA
2.50%, 06/06/2022 $ 500 $ 501
4.63%, 02/13/2047 500 538
Goldman Sachs Group Inc /The
3.63%, 02/20/2024 535 558
3.85%, 01/26/2027 625 653
5.38%, 03/15/2020 200 204
5.75%, 01/24/2022 555 600
6.75%, 10/01/2037 300 392
HSBC Holdings PLC
3.80%, 03/11/2025
(j)
200 208
3 Month USD LIBOR + 1.21%
JPMorgan Chase & Co
3.21%, 04/01/2023
(j)
360 367
3 Month USD LIBOR + 0.70%
3.63%, 05/13/2024 100 105
3.70%, 05/06/2030
(j)
330 348
3 Month USD LIBOR + 1.16%
3.96%, 11/15/2048
(j)
100 106
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 125 148
5.50%, 10/15/2040 260 331
KeyBank NA/Cleveland OH
3.30%, 02/01/2022 250 257
Morgan Stanley
4.43%, 01/23/2030
(j)
280 310
3 Month USD LIBOR + 1.63%
5.00%, 11/24/2025 285 316
5.50%, 07/28/2021 100 106
5.55%, 12/31/2049
(j),(k)
165 167
3 Month USD LIBOR + 3.81%
5.75%, 01/25/2021 240 252
6.25%, 08/09/2026 100 120
6.38%, 07/24/2042 270 377
MUFG Union Bank NA
3.15%, 04/01/2022 250 256
Popular Inc
6.13%, 09/14/2023 25 27
Royal Bank of Canada
3.70%, 10/05/2023 410 431
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(j)
400 414
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 555 589
7.50%, 12/31/2049
(j),(k)
425 436
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(g)
450 475
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(j),(k)
485 489
USD Swap Semi-Annual 5 Year + 3.85%
State Street Corp
4.14%, 12/03/2029
(j)
155 172
3 Month USD LIBOR + 1.03%
SunTrust Bank/Atlanta GA
4.05%, 11/03/2025 165 178
Svenska Handelsbanken AB
3.90%, 11/20/2023 345 366
Synchrony Bank
3.00%, 06/15/2022 650 655
UBS AG/London
4.50%, 06/26/2048
(g)
200 236
UBS AG/Stamford CT
2.35%, 03/26/2020 450 450
UBS Group Funding Switzerland AG
6.87%, 12/31/2049
(j),(k)
440 458
USD Swap Rate NY 5 Year + 5.50%

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
3.75%, 01/24/2024 $ 485 $ 510
4.15%, 01/24/2029 280 305
4.40%, 06/14/2046 140 151
Zions Bancorp NA
3.50%, 08/27/2021 790 806
$ 20,511
Beverages - 0.75%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 121
4.90%, 02/01/2046 395 440
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024 190 200
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 100 101
4.38%, 04/15/2038 145 153
4.75%, 04/15/2058 70 74
5.45%, 01/23/2039 225 268
5.55%, 01/23/2049 390 478
Constellation Brands Inc
2.65%, 11/07/2022 255 256
4.40%, 11/15/2025 70 76
5.25%, 11/15/2048 110 127
Keurig Dr Pepper Inc
3.55%, 05/25/2021 115 117
$ 2,411
Biotechnology - 0.31%
Amgen Inc
2.20%, 05/11/2020 315 314
3.88%, 11/15/2021 100 103
Celgene Corp
2.88%, 08/15/2020 315 317
5.25%, 08/15/2043 30 36
Gilead Sciences Inc
3.65%, 03/01/2026 100 106
4.40%, 12/01/2021 100 105
$ 981
Building Materials - 0.11%
BMC East LLC
5.50%, 10/01/2024
(g)
105 107
Builders FirstSource Inc
5.63%, 09/01/2024
(g)
90 93
6.75%, 06/01/2027
(g)
80 84
Norbord Inc
5.75%, 07/15/2027
(g)
65 65
$ 349
Chemicals - 0.63%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
105 105
Blue Cube Spinco LLC
9.75%, 10/15/2023 70 77
Braskem Finance Ltd
6.45%, 02/03/2024 200 221
CF Industries Inc
7.13%, 05/01/2020 20 21
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
165 164
6.88%, 06/15/2025
(g)
150 154
Dow Chemical Co/The
3.63%, 05/15/2026
(g)
190 197
5.55%, 11/30/2048
(g)
55 65
DuPont de Nemours Inc
5.32%, 11/15/2038 190 223
5.42%, 11/15/2048 205 249
NOVA Chemicals Corp
5.25%, 08/01/2023
(g)
35 35
5.25%, 06/01/2027
(g)
100 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
SABIC Capital II BV
4.00%, 10/10/2023
(g)
$ 200 $ 208
SASOL Financing USA LLC
5.88%, 03/27/2024 200 217
$ 2,042
Commercial Mortgage Backed Securities - 5.06%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.71%, 09/15/2048 500 533
BANK 2017-BNK9
4.03%, 11/15/2054
(h)
500 525
BBCMS MORTGAGE TRUST 2017-C1
3.67%, 02/15/2050 500 530
BENCHMARK 2018-B4
4.12%, 07/15/2051
(h)
500 554
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 937
Citigroup Commercial Mortgage Trust
2015-GC29
4.28%, 04/10/2048
(h)
500 521
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 365
Citigroup Commercial Mortgage Trust 2018-B2
4.01%, 03/10/2051 350 384
COMM 2013-CCRE11 Mortgage Trust
1.10%, 08/10/2050
(h),(l)
6,034 210
COMM 2013-CCRE8 Mortgage Trust
4.09%, 06/10/2046
(g),(h)
350 365
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(h)
250 269
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 1,000 1,110
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.09%, 12/15/2039
(h),(l)
134 1
DBUBS 2011-LC2 Mortgage Trust
4.54%, 07/10/2044
(g)
749 775
GS Mortgage Securities Trust 2011-GC5
1.50%, 08/10/2044
(g),(h),(l)
9,296 196
GS Mortgage Securities Trust 2012-GCJ7
2.36%, 05/10/2045
(h),(l)
1,718 66
GS Mortgage Securities Trust 2013-GC16
1.22%, 11/10/2046
(h),(l)
1,949 75
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(h)
250 257
GS Mortgage Securities Trust 2014-GC26
1.15%, 11/10/2047
(h),(l)
4,617 195
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 395
GS Mortgage Securities Trust 2015-GS1
3.73%, 11/10/2048 1,000 1,064
GS Mortgage Securities Trust 2019-GC39
3.57%, 05/10/2052 300 320
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043
(g)
400 405
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.55%, 08/15/2046
(g),(h)
350 366
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.66%, 12/15/2047
(h),(l)
2,212 90
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
1.11%, 12/15/2046
(h),(l)
8,148 283

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 $ 500 $ 505
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.54%, 11/15/2047
(h)
500 521
LB-UBS Commercial Mortgage Trust 2007-C1
0.35%, 02/15/2040
(h),(l)
421 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.62%, 08/15/2045
(g),(h),(l)
3,348 119
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.18%, 02/15/2047
(h),(l)
6,633 221
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.18%, 06/15/2047
(h),(l)
3,641 136
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.89%, 10/15/2048
(h)
250 264
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27
3.75%, 12/15/2047 100 107
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 500 504
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.21%, 10/15/2030
(g),(h),(l)
3,556 103
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 146 150
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 255 261
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.78%, 12/10/2045
(g),(h),(l)
1,220 54
3.32%, 12/10/2045
(g)
500 511
UBS-Barclays Commercial Mortgage Trust
2013-C5
4.21%, 03/10/2046
(g),(h)
175 167
Wells Fargo Commercial Mortgage Trust
2015-NXS1
3.66%, 05/15/2048
(h)
700 719
Wells Fargo Commercial Mortgage Trust
2017-C38
3.45%, 07/15/2050 500 526
WFRBS Commercial Mortgage Trust 2013-C12
1.41%, 03/15/2048
(g),(h),(l)
2,824 102
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057
(h)
500 531
$ 16,292
Commercial Services - 0.32%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
145 129
DP World PLC
6.85%, 07/02/2037 100 126
ERAC USA Finance LLC
7.00%, 10/15/2037
(g)
100 137
Garda World Security Corp
8.75%, 05/15/2025
(g)
130 128
Garda World Security Corp/Old
7.25%, 11/15/2021
(g)
25 25
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
95 98
8.25%, 11/15/2026
(g)
120 123
TMS International Corp
7.25%, 08/15/2025
(g)
155 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
4.63%, 10/15/2025 $ 75 $ 76
4.88%, 01/15/2028 25 25
5.88%, 09/15/2026 15 16
$ 1,033
Computers - 0.97%
Apple Inc
2.40%, 05/03/2023 100 101
2.75%, 01/13/2025 220 225
2.85%, 05/11/2024 665 685
3.00%, 02/09/2024 270 279
3.35%, 02/09/2027 570 599
Dell Inc
4.63%, 04/01/2021 155 159
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(g)
530 553
7.13%, 06/15/2024
(g)
330 348
8.35%, 07/15/2046
(g)
125 158
$ 3,107
Consumer Products - 0.02%
Prestige Brands Inc
5.38%, 12/15/2021
(g)
35 35
Spectrum Brands Inc
6.63%, 11/15/2022 20 21
$ 56
Credit Card Asset Backed Securities - 0.31%
Chase Issuance Trust
2.69%, 01/15/2022 1,000 1,001
1.00 x 1 Month USD LIBOR + 0.30%
Distribution & Wholesale - 0.05%
American Builders & Contractors Supply Co Inc
5.75%, 12/15/2023
(g)
95 99
5.88%, 05/15/2026
(g)
55 57
$ 156
Diversified Financial Services - 1.43%
Aircastle Ltd
5.13%, 03/15/2021 20 21
Ally Financial Inc
4.25%, 04/15/2021 30 31
Brookfield Finance Inc
3.90%, 01/25/2028 395 403
4.00%, 04/01/2024 750 788
4.70%, 09/20/2047 465 486
4.85%, 03/29/2029 100 109
Credit Acceptance Corp
6.13%, 02/15/2021 105 105
6.63%, 03/15/2026
(g)
285 300
7.38%, 03/15/2023 160 166
E*TRADE Financial Corp
5.30%, 12/31/2049
(j),(k)
235 228
3 Month USD LIBOR + 3.16%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 198
Navient Corp
6.13%, 03/25/2024 105 108
6.63%, 07/26/2021 165 175
6.75%, 06/15/2026
(m)
135 140
Nuveen Finance LLC
4.13%, 11/01/2024
(g)
640 689
Nuveen LLC
4.00%, 11/01/2028
(g)
320 351
Springleaf Finance Corp
5.63%, 03/15/2023 75 80
6.63%, 01/15/2028 30 31
6.88%, 03/15/2025 190 208
$ 4,617

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 3.21%
AEP Texas Inc
4.15%, 05/01/2049 $ 115 $ 124
Alabama Power Co
4.15%, 08/15/2044 120 129
CMS Energy Corp
3.00%, 05/15/2026 145 145
4.70%, 03/31/2043 135 149
4.88%, 03/01/2044 180 207
Commonwealth Edison Co
4.00%, 03/01/2049 255 274
Consolidated Edison Co of New York Inc
4.63%, 12/01/2054 150 168
Dominion Energy Inc
2.58%, 07/01/2020 900 899
3.90%, 10/01/2025 115 123
4.25%, 06/01/2028 305 332
DTE Electric Co
3.95%, 03/01/2049 75 82
DTE Energy Co
3.40%, 06/15/2029 455 463
6.38%, 04/15/2033 85 109
Duke Energy Florida LLC
3.80%, 07/15/2028 295 318
Electricite de France SA
5.63%, 12/31/2049
(g),(j),(k)
280 288
USD Swap Semi-Annual 10 Year + 3.04%
Enel Chile SA
4.88%, 06/12/2028 105 115
Exelon Corp
3.50%, 06/01/2022 290 297
Fortis Inc /Canada
2.10%, 10/04/2021 185 183
3.06%, 10/04/2026 103 102
Georgia Power Co
4.30%, 03/15/2043 80 84
Indiantown Cogeneration LP
9.77%, 12/15/2020 35 36
LG&E & KU Energy LLC
4.38%, 10/01/2021 100 104
Louisville Gas & Electric Co
4.25%, 04/01/2049 105 118
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
100 103
MidAmerican Energy Co
4.25%, 07/15/2049 45 51
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 255 257
4.75%, 04/30/2043
(j)
125 123
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 375 390
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
130 131
NRG Energy Inc
5.25%, 06/15/2029
(g)
40 43
6.63%, 01/15/2027 110 119
7.25%, 05/15/2026 85 94
NSTAR Electric Co
3.25%, 05/15/2029 350 363
Oncor Electric Delivery Co LLC
5.25%, 09/30/2040 120 150
5.75%, 03/15/2029 200 247
PacifiCorp
3.85%, 06/15/2021 150 154
5.25%, 06/15/2035 100 119
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 91
4.75%, 07/15/2043 115 135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL WEM Ltd / Western Power Distribution Ltd
5.38%, 05/01/2021
(g)
$ 440 $ 455
Public Service Co of Colorado
4.05%, 09/15/2049 105 116
Public Service Enterprise Group Inc
2.88%, 06/15/2024 215 218
Solar Star Funding LLC
5.38%, 06/30/2035
(g)
100 102
Southern California Edison Co
4.13%, 03/01/2048 115 116
4.20%, 03/01/2029 250 266
4.88%, 03/01/2049 210 236
Southern Co/The
5.50%, 03/15/2057
(j)
50 51
3 Month USD LIBOR + 3.63%
Southwestern Electric Power Co
3.55%, 02/15/2022 100 102
3.85%, 02/01/2048 100 98
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 259
Tucson Electric Power Co
3.85%, 03/15/2023 100 103
4.85%, 12/01/2048 65 76
Virginia Electric & Power Co
3.80%, 04/01/2028 230 247
4.60%, 12/01/2048 95 109
4.65%, 08/15/2043 65 75
Vistra Energy Corp
7.38%, 11/01/2022 25 26
8.13%, 01/30/2026
(g)
35 38
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
40 41
5.50%, 09/01/2026
(g)
120 127
5.63%, 02/15/2027
(g)
40 42
$ 10,322
Electrical Components & Equipment - 0.03%
Energizer Holdings Inc
5.50%, 06/15/2025
(g)
65 66
6.38%, 07/15/2026
(g)
45 46
$ 112
Electronics - 0.07%
ADT Security Corp/The
6.25%, 10/15/2021 45 47
Sensata Technologies BV
5.00%, 10/01/2025
(g)
155 162
$ 209
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 60 61
Entertainment - 0.33%
Boyne USA Inc
7.25%, 05/01/2025
(g)
195 211
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
195 195
CCM Merger Inc
6.00%, 03/15/2022
(g)
115 118
Eldorado Resorts Inc
6.00%, 04/01/2025 35 37
6.00%, 09/15/2026 185 202
7.00%, 08/01/2023 50 52
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
130 141
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
25 26
6.38%, 02/01/2024
(g)
65 68
Scientific Games International Inc
10.00%, 12/01/2022 13 14
$ 1,064

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.31%
Republic Services Inc
3.55%, 06/01/2022 $ 100 $ 103
Stericycle Inc
5.38%, 07/15/2024
(g)
110 115
Waste Connections Inc
4.25%, 12/01/2028 300 328
Waste Management Inc
3.20%, 06/15/2026 430 447
$ 993
Food - 0.95%
Albertsons Cos LLC / Safeway Inc / New
Albertsons LP / Albertson's LLC
7.50%, 03/15/2026
(g)
135 144
General Mills Inc
4.55%, 04/17/2038 120 128
Gruma SAB de CV
4.88%, 12/01/2024
(g)
350 371
Ingles Markets Inc
5.75%, 06/15/2023 145 148
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
195 203
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(g)
45 49
Kraft Heinz Foods Co
5.00%, 07/15/2035 135 141
McCormick & Co Inc /MD
3.15%, 08/15/2024 325 332
Nestle Holdings Inc
3.35%, 09/24/2023
(g)
240 250
3.50%, 09/24/2025
(g)
360 382
Post Holdings Inc
5.00%, 08/15/2026
(g)
225 228
5.75%, 03/01/2027
(g)
30 31
TreeHouse Foods Inc
4.88%, 03/15/2022 30 30
Want Want China Finance Ltd
2.88%, 04/27/2022 200 201
Wm Wrigley Jr Co
3.38%, 10/21/2020
(g)
415 421
$ 3,059
Forest Products & Paper - 0.10%
Domtar Corp
6.25%, 09/01/2042 225 239
International Paper Co
4.35%, 08/15/2048 95 93
$ 332
Gas - 0.15%
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 280 293
Southern Co Gas Capital Corp
4.40%, 05/30/2047 165 175
$ 468
Healthcare - Products - 0.70%
Abbott Laboratories
2.90%, 11/30/2021 25 25
3.75%, 11/30/2026 170 184
4.90%, 11/30/2046 540 667
Becton Dickinson and Co
3.36%, 06/06/2024 200 206
3.50%, 06/06/2022 165 166
3 Month USD LIBOR + 1.03%
4.69%, 12/15/2044 141 156
Boston Scientific Corp
4.00%, 03/01/2029 240 260
4.70%, 03/01/2049 190 218
Kinetic Concepts Inc / KCI USA Inc
7.88%, 02/15/2021
(g)
60 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Inc
4.38%, 03/15/2035 $ 245 $ 282
4.63%, 03/15/2045 17 21
$ 2,247
Healthcare - Services - 0.77%
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
180 194
Centene Corp
4.75%, 05/15/2022 255 260
5.38%, 06/01/2026
(g)
110 116
5.63%, 02/15/2021 70 71
6.13%, 02/15/2024 60 63
HCA Healthcare Inc
6.25%, 02/15/2021 240 251
HCA Inc
4.75%, 05/01/2023 245 262
5.50%, 06/15/2047 50 53
5.88%, 03/15/2022 10 11
5.88%, 02/01/2029 290 318
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(g)
55 52
Tenet Healthcare Corp
4.63%, 07/15/2024 95 96
6.00%, 10/01/2020 90 93
UnitedHealth Group Inc
3.88%, 12/15/2028 280 306
WellCare Health Plans Inc
5.25%, 04/01/2025 325 339
$ 2,485
Home Builders - 0.17%
Century Communities Inc
5.88%, 07/15/2025 140 141
6.75%, 06/01/2027
(g)
35 36
KB Home
7.63%, 05/15/2023 55 61
Lennar Corp
4.88%, 12/15/2023 120 126
LGI Homes Inc
6.88%, 07/15/2026
(g)
75 77
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
70 72
TRI Pointe Group Inc
4.88%, 07/01/2021 30 31
$ 544
Home Equity Asset Backed Securities - 0.06%
Saxon Asset Securities Trust 2004-1
3.18%, 03/25/2035 124 69
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
3.17%, 02/25/2035 123 122
1.00 x 1 Month USD LIBOR + 0.77%
$ 191
Insurance - 2.11%
AIA Group Ltd
3.20%, 03/11/2025
(g)
410 419
3.90%, 04/06/2028
(g)
625 663
American International Group Inc
3.90%, 04/01/2026 805 842
4.50%, 07/16/2044 400 423
Arch Capital Finance LLC
4.01%, 12/15/2026 265 284
5.03%, 12/15/2046 340 406
CNO Financial Group Inc
5.25%, 05/30/2029 70 76

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Corp
3.50%, 11/01/2027 $ 180 $ 180
4.30%, 11/01/2047 95 93
5.00%, 04/05/2046 405 433
5.00%, 05/20/2049 120 130
PartnerRe Finance B LLC
3.70%, 07/02/2029 300 305
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(j)
200 214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(j)
475 493
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(j),(k)
50 52
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
XLIT Ltd
4.45%, 03/31/2025 885 956
5.05%, 12/31/2049
(k)
305 293
3 Month USD LIBOR + 2.46%
5.50%, 03/31/2045 450 531
$ 6,793
Internet - 0.34%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 200 203
Amazon.com Inc
4.05%, 08/22/2047 100 114
Baidu Inc
4.38%, 05/14/2024 200 212
Netflix Inc
5.38%, 02/01/2021 145 150
Symantec Corp
3.95%, 06/15/2022 65 66
Tencent Holdings Ltd
3.98%, 04/11/2029
(g)
200 209
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023 140 143
$ 1,097
Investment Companies - 0.10%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 02/01/2022 165 169
6.25%, 05/15/2026
(g)
80 81
6.38%, 12/15/2025 65 66
$ 316
Iron & Steel - 0.06%
AK Steel Corp
6.38%, 10/15/2025 60 48
7.50%, 07/15/2023 50 51
7.63%, 10/01/2021 50 49
ArcelorMittal
5.50%, 03/01/2021 20 21
Vale Overseas Ltd
6.88%, 11/21/2036 26 31
$ 200
Leisure Products & Services - 0.00%
NCL Corp Ltd
4.75%, 12/15/2021
(g)
10 10
Lodging - 0.15%
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
(g)
165 169
MGM Resorts International
6.00%, 03/15/2023 60 65
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
$ 200 $ 201
5.50%, 03/01/2025
(g)
50 52
$ 487
Machinery - Diversified - 0.09%
Cloud Crane LLC
10.13%, 08/01/2024
(g)
260 279
Media - 2.81%
Altice Financing SA
6.63%, 02/15/2023
(g)
200 205
Altice Luxembourg SA
7.75%, 05/15/2022
(g)
200 203
AMC Networks Inc
4.75%, 12/15/2022 30 30
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 02/15/2023 215 218
5.13%, 05/01/2023
(g)
365 373
5.50%, 05/01/2026
(g)
250 262
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.58%, 07/23/2020 305 308
5.75%, 04/01/2048 155 171
6.48%, 10/23/2045 120 141
Comcast Corp
3.38%, 02/15/2025 335 351
3.95%, 10/15/2025 200 216
4.15%, 10/15/2028 875 964
4.20%, 08/15/2034 160 177
4.60%, 10/15/2038 405 464
4.60%, 08/15/2045 160 182
4.70%, 10/15/2048 110 129
6.45%, 03/15/2037 200 271
CSC Holdings LLC
6.50%, 02/01/2029
(g)
208 227
6.75%, 11/15/2021 40 43
Discovery Communications LLC
4.13%, 05/15/2029 150 156
5.30%, 05/15/2049 50 54
DISH DBS Corp
5.13%, 05/01/2020 70 70
5.88%, 07/15/2022 160 162
5.88%, 11/15/2024 90 85
7.75%, 07/01/2026 20 19
Fox Corp
5.48%, 01/25/2039
(g)
110 130
Grupo Televisa SAB
5.25%, 05/24/2049 200 208
Meredith Corp
6.88%, 02/01/2026 365 387
NBCUniversal Media LLC
4.45%, 01/15/2043 145 160
5.15%, 04/30/2020 505 517
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
35 34
6.88%, 02/15/2023
(g)
40 40
Time Warner Cable LLC
5.88%, 11/15/2040 135 146
6.55%, 05/01/2037 100 116
Viacom Inc
4.25%, 09/01/2023 110 116
4.38%, 03/15/2043 375 367
Virgin Media Finance PLC
6.00%, 10/15/2024
(g)
200 207
Walt Disney Co/The
3.00%, 09/15/2022
(g)
170 174
5.40%, 10/01/2043
(g)
230 300
6.15%, 02/15/2041
(g)
35 49

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The   (continued)
6.20%, 12/15/2034
(g)
$ 20 $ 27
6.40%, 12/15/2035
(g)
85 116
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
300 301
Ziggo BV
5.50%, 01/15/2027
(g)
150 153
$ 9,029
Metal Fabrication & Hardware - 0.02%
Park-Ohio Industries Inc
6.63%, 04/15/2027 60 60
Mining - 0.50%
First Quantum Minerals Ltd
7.00%, 02/15/2021
(g)
8 8
7.50%, 04/01/2025
(g)
200 190
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(g)
125 129
Hudbay Minerals Inc
7.25%, 01/15/2023
(g)
25 26
7.63%, 01/15/2025
(g)
115 119
IAMGOLD Corp
7.00%, 04/15/2025
(g)
130 135
Newmont Goldcorp Corp
5.13%, 10/01/2019 150 151
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
135 130
Teck Resources Ltd
3.75%, 02/01/2023 60 61
5.40%, 02/01/2043 65 67
6.13%, 10/01/2035 180 205
6.25%, 07/15/2041 270 303
8.50%, 06/01/2024
(g)
75 80
$ 1,604
Miscellaneous Manufacturers - 0.34%
General Electric Co
4.50%, 03/11/2044 45 44
5.55%, 01/05/2026 180 201
6.88%, 01/10/2039 75 94
Ingersoll-Rand Luxembourg Finance SA
3.80%, 03/21/2029 195 205
Parker-Hannifin Corp
2.70%, 06/14/2024 100 101
3.25%, 06/14/2029 275 285
4.00%, 06/14/2049 160 169
$ 1,099
Mortgage Backed Securities - 3.45%
Fannie Mae REMIC Trust 2005-W2
2.60%, 05/25/2035 42 42
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 89 90
3.00%, 04/25/2022
(l)
271 8
3.00%, 04/25/2027
(l)
239 19
3.50%, 11/25/2027
(l)
166 15
3.50%, 07/25/2028
(l)
316 27
3.50%, 03/25/2031
(l)
376 23
3.60%, 10/25/2046
(l)
1,142 252
(1.00) x 1 Month USD LIBOR + 6.00%
3.70%, 02/25/2043
(l)
340 66
(1.00) x 1 Month USD LIBOR + 6.10%
3.70%, 09/25/2046
(l)
305 55
(1.00) x 1 Month USD LIBOR + 6.10%
3.75%, 09/25/2047
(l)
825 170
(1.00) x 1 Month USD LIBOR + 6.15%
4.10%, 03/25/2022
(l)
23 1
(1.00) x 1 Month USD LIBOR + 6.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS
2.84%, 05/15/2049 $ 1,989 $ 1,988
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(l)
65 1
3.00%, 03/15/2026
(l)
212 7
3.00%, 05/15/2027
(l)
218 14
3.00%, 10/15/2027
(l)
103 8
3.50%, 11/15/2020
(l)
142 3
3.50%, 09/15/2026
(l)
550 45
3.61%, 04/15/2046
(l)
2,059 440
(1.00) x 1 Month USD LIBOR + 6.00%
3.61%, 10/15/2046
(l)
2,119 449
(1.00) x 1 Month USD LIBOR + 6.00%
4.00%, 11/15/2038
(l)
488 26
Ginnie Mae
3.12%, 05/20/2042
(l)
1,167 203
(1.00) x 1 Month USD LIBOR + 5.50%
3.71%, 07/16/2042
(l)
2,594 524
(1.00) x 1 Month USD LIBOR + 6.10%
3.71%, 07/16/2043
(l)
731 125
(1.00) x 1 Month USD LIBOR + 6.10%
3.72%, 06/20/2046
(l)
750 143
(1.00) x 1 Month USD LIBOR + 6.10%
3.82%, 09/20/2041
(l)
3,241 465
(1.00) x 1 Month USD LIBOR + 6.20%
3.82%, 11/20/2045
(l)
1,983 370
(1.00) x 1 Month USD LIBOR + 6.20%
3.82%, 08/20/2047
(l)
925 206
(1.00) x 1 Month USD LIBOR + 6.20%
3.82%, 09/20/2047
(l)
3,104 639
(1.00) x 1 Month USD LIBOR + 6.20%
3.86%, 08/16/2045
(l)
2,944 580
(1.00) x 1 Month USD LIBOR + 6.25%
3.87%, 06/20/2044
(l)
5,015 663
(1.00) x 1 Month USD LIBOR + 6.25%
4.26%, 04/16/2042
(l)
1,239 271
(1.00) x 1 Month USD LIBOR + 6.65%
4.37%, 11/20/2045
(l)
2,588 557
(1.00) x 1 Month USD LIBOR + 6.75%
4.47%, 04/20/2041
(l)
1,545 288
(1.10) x 1 Month USD LIBOR + 7.10%
4.50%, 04/16/2044
(l)
288 47
HomeBanc Mortgage Trust 2005-5
2.74%, 01/25/2036 274 276
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.81%, 06/25/2046
(g),(h)
448 450
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(g),(h)
386 392
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(g),(h)
1,070 1,087
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
2.65%, 02/25/2036 84 75
1.00 x 1 Month USD LIBOR + 0.25%
$ 11,110
Office & Business Equipment - 0.02%
Xerox Corp
3.63%, 03/15/2023 60 61
Oil & Gas - 2.43%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
100 91
10.00%, 04/01/2022
(g)
148 157
BP Capital Markets America Inc
3.02%, 01/16/2027 165 169
3.41%, 02/11/2026 205 215
3.94%, 09/21/2028 100 109

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets America Inc   (continued)
4.23%, 11/06/2028 $ 90 $ 100
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02/01/2025 105 99
Canadian Natural Resources Ltd
3.85%, 06/01/2027 190 197
3.90%, 02/01/2025 145 151
Chesapeake Energy Corp
7.00%, 10/01/2024 15 13
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
90 —
Concho Resources Inc
4.38%, 01/15/2025 185 192
Continental Resources Inc /OK
3.80%, 06/01/2024 770 792
4.38%, 01/15/2028 480 505
4.90%, 06/01/2044
(m)
225 236
Ecopetrol SA
7.38%, 09/18/2043 65 83
EP Energy LLC / Everest Acquisition Finance Inc
7.75%, 05/15/2026
(g)
245 219
Extraction Oil & Gas Inc
7.38%, 05/15/2024
(g)
75 64
Gulfport Energy Corp
6.38%, 05/15/2025 210 162
Marathon Oil Corp
4.40%, 07/15/2027 105 111
6.60%, 10/01/2037 535 661
Marathon Petroleum Corp
4.75%, 09/15/2044 36 37
Nabors Industries Inc
5.00%, 09/15/2020 24 24
5.75%, 02/01/2025 220 195
Newfield Exploration Co
5.38%, 01/01/2026 480 526
Oasis Petroleum Inc
6.25%, 05/01/2026
(g)
40 39
6.88%, 01/15/2023 50 50
Petrobras Global Finance BV
7.38%, 01/17/2027 250 286
Petroleos Mexicanos
4.50%, 01/23/2026 75 69
6.50%, 03/13/2027 210 207
Saudi Arabian Oil Co
3.50%, 04/16/2029
(g)
250 253
4.25%, 04/16/2039
(g)
250 253
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(g)
325 323
SM Energy Co
6.63%, 01/15/2027 45 42
Southwestern Energy Co
7.75%, 10/01/2027 185 177
Suncor Energy Inc
4.00%, 11/15/2047 85 88
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 215 220
5.50%, 02/15/2026 95 99
Total Capital International SA
3.46%, 02/19/2029 225 240
Ultra Resources Inc
6.88%, 04/15/2022
(g)
65 8
Whiting Petroleum Corp
5.75%, 03/15/2021 90 91
6.25%, 04/01/2023 60 60
6.63%, 01/15/2026 75 72
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
XTO Energy Inc
6.75%, 08/01/2037 $ 100 $ 142
$ 7,827
Oil & Gas Services - 0.20%
Archrock Partners LP / Archrock Partners Finance
Corp
6.00%, 10/01/2022 80 81
6.88%, 04/01/2027
(g)
70 73
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
3.34%, 12/15/2027 150 151
4.08%, 12/15/2047 85 82
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 120 127
6.88%, 09/01/2027
(g)
135 142
$ 656
Other Asset Backed Securities - 1.33%
Dell Equipment Finance Trust 2018-1
2.70%, 10/22/2020
(g)
1,371 1,371
1.00 x 1 Month USD LIBOR + 0.30%
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(g)
1,061 1,059
Verizon Owner Trust 2017-3
2.65%, 04/20/2022
(g)
1,850 1,850
1.00 x 1 Month USD LIBOR + 0.27%
$ 4,280
Packaging & Containers - 0.39%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(g)
200 207
BWAY Holding Co
7.25%, 04/15/2025
(g)
260 251
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 43 44
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 110 113
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 132 152
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
135 122
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(g)
195 199
6.10%, 07/15/2021
(g)
40 40
3 Month USD LIBOR + 3.50%
Sealed Air Corp
4.88%, 12/01/2022
(g)
120 126
$ 1,254
Pharmaceuticals - 1.70%
AbbVie Inc
2.90%, 11/06/2022 100 101
3.38%, 11/14/2021 35 36
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
90 99
Bausch Health Cos Inc
6.50%, 03/15/2022
(g)
45 47
Bayer US Finance II LLC
3.88%, 12/15/2023
(g)
200 208
Bristol-Myers Squibb Co
2.60%, 05/16/2022
(g)
180 182
2.90%, 07/26/2024
(g)
175 179
3.40%, 07/26/2029
(g)
370 387
4.13%, 06/15/2039
(g)
240 259
4.25%, 10/26/2049
(g)
470 519

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Corp
3.75%, 07/15/2023
(g)
$ 545 $ 567
4.13%, 11/15/2025
(g)
350 373
4.38%, 10/15/2028
(g)
200 216
4.90%, 12/15/2048
(g)
150 163
CVS Health Corp
3.70%, 03/09/2023 215 222
4.78%, 03/25/2038 170 177
4.88%, 07/20/2035 190 199
5.00%, 12/01/2024 410 447
5.05%, 03/25/2048 225 240
Eli Lilly & Co
3.88%, 03/15/2039 120 130
4.15%, 03/15/2059 80 88
Pfizer Inc
3.45%, 03/15/2029 170 180
Zoetis Inc
3.90%, 08/20/2028 320 341
4.45%, 08/20/2048 95 105
$ 5,465
Pipelines - 2.21%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(g),(m)
200 210
Andeavor Logistics LP / Tesoro Logistics Finance
Corp
4.25%, 12/01/2027 105 111
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
120 120
DCP Midstream Operating LP
5.35%, 03/15/2020
(g)
450 456
Enbridge Inc
6.00%, 01/15/2077
(j)
165 166
3 Month USD LIBOR + 3.89%
Energy Transfer Operating LP
4.90%, 03/15/2035 100 101
5.15%, 03/15/2045 180 183
5.25%, 04/15/2029 225 251
6.25%, 04/15/2049 335 397
Enterprise Products Operating LLC
3.13%, 07/31/2029
(n)
440 441
4.20%, 01/31/2050
(n)
295 302
5.38%, 02/15/2078
(j)
250 232
3 Month USD LIBOR + 2.57%
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
(g)
200 206
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 300 305
Kinder Morgan Inc /DE
5.63%, 11/15/2023
(g)
215 238
MPLX LP
4.50%, 07/15/2023 290 308
5.50%, 02/15/2049 125 142
NuStar Logistics LP
6.00%, 06/01/2026 120 124
6.75%, 02/01/2021 120 125
ONEOK Partners LP
3.80%, 03/15/2020 390 393
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 150 158
5.00%, 03/15/2027 190 208
5.75%, 05/15/2024 790 879
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
100 104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 $ 35 $ 37
6.50%, 07/15/2027
(g)
166 181
6.88%, 01/15/2029
(g)
26 29
TransCanada PipeLines Ltd
4.63%, 03/01/2034 80 89
Western Midstream Operating LP
5.45%, 04/01/2044 45 42
5.50%, 08/15/2048 90 85
Williams Cos Inc /The
4.30%, 03/04/2024 110 117
5.75%, 06/24/2044 320 373
$ 7,113
Real Estate - 0.07%
Forestar Group Inc
8.00%, 04/15/2024
(g)
220 231
Regional Authority - 0.03%
Provincia de Buenos Aires/Argentina
7.88%, 06/15/2027 150 111
REITs - 1.70%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 1,115 1,147
4.30%, 01/15/2026 100 107
4.60%, 04/01/2022 100 106
4.70%, 07/01/2030 240 271
American Tower Corp
3.80%, 08/15/2029 175 180
Camden Property Trust
3.15%, 07/01/2029 425 432
4.10%, 10/15/2028 460 502
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 510 533
CubeSmart LP
4.80%, 07/15/2022 200 211
Equinix Inc
5.38%, 04/01/2023 115 117
5.88%, 01/15/2026 40 42
Essex Portfolio LP
4.00%, 03/01/2029 180 192
HCP Inc
3.25%, 07/15/2026
(n)
115 116
3.50%, 07/15/2029
(n)
85 85
Hudson Pacific Properties LP
4.65%, 04/01/2029 230 247
Iron Mountain Inc
4.38%, 06/01/2021
(g)
115 116
Mid-America Apartments LP
3.95%, 03/15/2029 230 243
SBA Tower Trust
2.90%, 10/15/2044
(g)
125 125
Welltower Inc
3.63%, 03/15/2024 320 333
4.13%, 03/15/2029 165 175
Weyerhaeuser Co
4.70%, 03/15/2021 200 206
$ 5,486
Retail - 0.28%
Golden Nugget Inc
6.75%, 10/15/2024
(g)
130 134
Home Depot Inc /The
5.88%, 12/16/2036 60 80
IRB Holding Corp
6.75%, 02/15/2026
(g)
75 75
McDonald's Corp
2.75%, 12/09/2020 85 85

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
2.85%, 07/08/2024 $ 120 $ 124
3.05%, 07/08/2026 370 388
4.05%, 06/29/2048 10 11
$ 897
Semiconductors - 0.44%
KLA-Tencor Corp
4.10%, 03/15/2029 150 158
Lam Research Corp
3.75%, 03/15/2026 205 216
4.00%, 03/15/2029 80 85
4.88%, 03/15/2049 135 149
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(g)
400 421
4.88%, 03/01/2024
(g)
140 150
Xilinx Inc
2.95%, 06/01/2024 225 228
$ 1,407
Software - 0.56%
Epicor Software Corp
9.57%, 06/30/2023
(g)
10 10
3 Month USD LIBOR + 7.25%
Fiserv Inc
3.50%, 07/01/2029 255 262
3.80%, 10/01/2023 200 210
Microsoft Corp
2.40%, 08/08/2026 285 286
3.70%, 08/08/2046 120 130
4.45%, 11/03/2045 110 132
4.50%, 02/06/2057 90 110
Open Text Corp
5.88%, 06/01/2026
(g)
80 85
Oracle Corp
2.95%, 11/15/2024 175 180
2.95%, 05/15/2025 100 103
4.00%, 11/15/2047 35 38
6.13%, 07/08/2039 180 247
$ 1,793
Sovereign - 1.41%
Argentine Republic Government International
Bond
5.63%, 01/26/2022 335 282
CoBank ACB
6.25%, 12/31/2049
(j),(k)
115 123
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
5.00%, 06/15/2045 200 221
Dominican Republic International Bond
6.40%, 06/05/2049
(g),(m)
150 157
Egypt Government International Bond
5.58%, 02/21/2023
(g)
200 203
7.60%, 03/01/2029
(g)
200 211
Honduras Government International Bond
7.50%, 03/15/2024 200 220
Hungary Government International Bond
5.38%, 02/21/2023 44 48
Indonesia Government International Bond
5.38%, 10/17/2023
(g)
300 329
Mexico Government International Bond
4.15%, 03/28/2027 200 210
Nigeria Government International Bond
7.14%, 02/23/2030 200 202
Panama Government International Bond
3.88%, 03/17/2028 200 214
Qatar Government International Bond
3.25%, 06/02/2026 400 411
3.88%, 04/23/2023
(g)
200 210
4.82%, 03/14/2049
(g)
200 229
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(g)
$ 200 $ 217
Saudi Government International Bond
4.00%, 04/17/2025
(g)
600 638
Ukraine Government International Bond
7.38%, 09/25/2032
(g)
200 197
9.75%, 11/01/2028
(g)
200 226
$ 4,548
Student Loan Asset Backed Securities - 0.67%
Navient Private Education Loan Trust 2018-B
2.74%, 12/15/2059
(g)
1,272 1,271
1.00 x 1 Month USD LIBOR + 0.35%
Navient Student Loan Trust 2017-3
2.70%, 07/26/2066
(g)
290 290
1.00 x 1 Month USD LIBOR + 0.30%
Navient Student Loan Trust 2019-1
2.73%, 12/27/2067
(g)
415 415
1.00 x 1 Month USD LIBOR + 0.33%
SMB Private Education Loan Trust 2017-B
2.66%, 06/17/2024
(g)
168 168
1.00 x 1 Month USD LIBOR + 0.27%
$ 2,144
Telecommunications - 2.58%
AT&T Inc
3.88%, 01/15/2026 175 183
4.05%, 12/15/2023 135 143
4.30%, 02/15/2030 810 867
4.35%, 03/01/2029 525 565
4.90%, 08/15/2037 325 350
5.15%, 03/15/2042 50 55
5.38%, 10/15/2041 130 144
5.45%, 03/01/2047 105 121
5.70%, 03/01/2057 190 224
6.38%, 03/01/2041 135 168
Bell Canada Inc
4.30%, 07/29/2049 175 189
British Telecommunications PLC
4.50%, 12/04/2023 200 214
Corning Inc
4.75%, 03/15/2042 100 110
Embarq Corp
8.00%, 06/01/2036 75 73
Frontier Communications Corp
8.50%, 04/01/2026
(g)
170 165
11.00%, 09/15/2025 130 81
GTT Communications Inc
7.88%, 12/31/2024
(g)
90 74
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 150 137
8.00%, 02/15/2024
(g)
90 94
Level 3 Financing Inc
5.13%, 05/01/2023 30 30
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 259
Rogers Communications Inc
4.35%, 05/01/2049 255 276
Sprint Capital Corp
8.75%, 03/15/2032 105 121
Sprint Communications Inc
6.00%, 11/15/2022 75 78
7.00%, 08/15/2020 135 140
Sprint Corp
7.13%, 06/15/2024 70 74
7.63%, 03/01/2026 35 37
7.88%, 09/15/2023 180 195
Telecom Italia Capital SA
6.38%, 11/15/2033 25 26

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telefonica Emisiones SA
5.21%, 03/08/2047 $ 220 $ 243
TELUS Corp
4.30%, 06/15/2049 300 318
T-Mobile USA Inc
0.00%, 01/15/2024
(d),(e),(f)
30 —
0.00%, 04/15/2024
(d),(e),(f)
95 —
0.00%, 04/15/2025
(d),(e),(f)
320 —
0.00%, 01/15/2026
(d),(e),(f)
95 —
4.00%, 04/15/2022 125 128
5.13%, 04/15/2025 320 333
6.50%, 01/15/2024 30 31
6.50%, 01/15/2026 95 103
VEON Holdings BV
3.95%, 06/16/2021
(g)
200 200
Verizon Communications Inc
3.88%, 02/08/2029 270 290
4.50%, 08/10/2033 355 400
5.01%, 08/21/2054 245 293
5.25%, 03/16/2037 260 311
Vodafone Group PLC
4.13%, 05/30/2025 210 223
4.88%, 06/19/2049 215 226
$ 8,292
Transportation - 0.26%
CSX Corp
4.75%, 11/15/2048 85 99
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
121 42
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
290 231
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
75 51
11.25%, 08/15/2022
(g)
45 32
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(g)
85 83
Union Pacific Corp
3.50%, 06/08/2023 220 229
4.38%, 11/15/2065 60 63
$ 830
Trucking & Leasing - 0.25%
Avolon Holdings Funding Ltd
4.38%, 05/01/2026
(g)
55 57
5.13%, 10/01/2023
(g)
35 37
5.25%, 05/15/2024
(g)
70 75
5.50%, 01/15/2023
(g)
355 378
DAE Funding LLC
4.50%, 08/01/2022
(g)
95 96
5.25%, 11/15/2021
(g)
25 26
5.75%, 11/15/2023
(g)
100 105
Park Aerospace Holdings Ltd
5.50%, 02/15/2024
(g)
35 38
$ 812
TOTAL BONDS $ 181,122
SENIOR FLOATING RATE INTERESTS
- 0.72%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.02%
Navistar Inc
5.91%, 11/06/2024
(o)
$ 70 $ 69
US LIBOR + 3.50%
Commercial Services - 0.02%
Garda World Security Corp
6.03%, 05/24/2024
(o)
34 33
US LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Refinitiv US Holdings Inc
6.15%, 09/18/2025
(o)
$ 35 $ 34
US LIBOR + 3.75%
$ 67
Computers - 0.02%
McAfee LLC
10.90%, 09/29/2025
(o)
55 56
US LIBOR + 8.50%
Diversified Financial Services - 0.09%
Russell Investments US Institutional Holdco Inc
5.65%, 06/01/2023
(o)
283 279
US LIBOR + 3.25%
Electrical Components & Equipment - 0.04%
Energizer Holdings Inc
4.75%, 12/17/2025
(o)
140 139
US LIBOR + 2.25%
Entertainment - 0.04%
CCM Merger Inc
4.65%, 08/06/2021
(o)
48 48
US LIBOR + 2.25%
Eldorado Resorts Inc
4.69%, 04/17/2024
(o)
45 45
US LIBOR + 2.25%
Lions Gate Capital Holdings LLC
4.65%, 03/24/2025
(o)
53 53
US LIBOR + 2.25%
$ 146
Food - 0.04%
Post Holdings Inc
4.40%, 05/24/2024
(o)
118 117
US LIBOR + 2.00%
Healthcare - Services - 0.05%
MPH Acquisition Holdings LLC
5.08%, 06/07/2023
(o)
156 149
US LIBOR + 3.00%
Insurance - 0.03%
Genworth Holdings Inc
6.99%, 03/07/2023
(o)
99 100
US LIBOR + 4.50%
Lodging - 0.02%
Golden Nugget LLC
5.15%, 10/04/2023
(o)
79 78
US LIBOR + 2.75%
Oil & Gas - 0.06%
California Resources Corp
7.15%, 12/31/2022
(o)
105 100
US LIBOR + 4.75%
12.78%, 12/31/2021
(o)
100 102
US LIBOR + 10.37%
$ 202
Pharmaceuticals - 0.17%
Bausch Health Americas Inc
5.16%, 11/14/2025
(o)
164 163
US LIBOR + 2.75%
5.41%, 05/19/2025
(o)
250 250
US LIBOR + 3.00%
Endo International PLC
6.75%, 04/29/2024
(o)
134 126
US LIBOR + 4.25%
$ 539
Retail - 0.04%
Academy Ltd
6.44%, 07/01/2022
(o)
104 74
US LIBOR + 4.00%

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp
5.64%, 01/17/2025
(o)
$ 45 $ 44
US LIBOR + 3.25%
$ 118
Telecommunications - 0.08%
Avaya Inc
6.65%, 12/16/2024
(o)
143 137
US LIBOR + 4.25%
Maxar Technologies Ltd
5.16%, 10/05/2024
(o)
143 128
US LIBOR + 2.75%
$ 265
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,324
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.25%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.79%
3.00%, 10/01/2042 $ 54 $ 55
3.00%, 11/01/2042 293 299
3.00%, 11/01/2042 54 55
3.00%, 03/01/2043 1,297 1,326
3.00%, 12/01/2046 131 133
3.00%, 01/01/2047 2,405 2,456
3.50%, 10/01/2041 52 54
3.50%, 04/01/2042 65 67
3.50%, 04/01/2042 129 134
3.50%, 04/01/2045 60 62
3.50%, 10/01/2045 953 994
3.50%, 03/01/2048 136 141
4.00%, 02/01/2045 33 34
4.00%, 02/01/2046 471 493
4.00%, 02/01/2046 64 67
4.00%, 06/01/2046 70 73
4.00%, 04/01/2047 415 437
4.00%, 05/01/2047 1,270 1,328
4.00%, 11/01/2047 671 702
4.00%, 08/01/2048 948 998
4.00%, 01/01/2049 490 511
4.50%, 07/01/2024 16 16
4.50%, 07/01/2039 71 76
4.50%, 10/01/2041 39 42
4.50%, 12/01/2043 968 1,036
4.50%, 03/01/2046 305 331
4.50%, 05/01/2048 1,387 1,459
4.50%, 01/01/2049 484 508
4.75%, 02/01/2037 20 20
1.00 x 12 Month USD LIBOR + 1.63%
5.00%, 06/01/2031 105 111
5.00%, 10/01/2035 36 40
5.00%, 06/01/2041 1,033 1,123
5.02%, 02/01/2034 2 2
1.00 x 12 Month USD LIBOR + 1.99%
6.00%, 06/01/2032 23 26
6.00%, 10/01/2032 13 14
6.00%, 01/01/2038 61 70
6.50%, 03/01/2029 3 4
6.50%, 05/01/2029 5 5
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 4 5
6.50%, 05/01/2032 4 5
6.50%, 04/01/2035 8 9
7.00%, 12/01/2029 13 15
7.00%, 06/01/2030 4 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 2 2
7.00%, 12/01/2031 30 31
7.50%, 04/01/2030 1 2
7.50%, 03/01/2031 8 9
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.00%, 09/01/2030 $ 32 $ 34
$ 15,421
Federal National Mortgage Association (FNMA) - 0.00%
4.33%, 07/01/2034 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.21%
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.42%
3.00%, 10/01/2030 1,433 1,465
3.00%, 03/01/2034 321 327
3.00%, 07/01/2034
(p)
4,000 4,079
3.00%, 03/01/2042 99 101
3.00%, 03/01/2042 90 91
3.00%, 05/01/2042 50 51
3.00%, 06/01/2042 45 46
3.00%, 06/01/2042 92 94
3.00%, 11/01/2042 854 872
3.00%, 05/01/2043 184 187
3.00%, 07/01/2049
(p)
3,900 3,933
3.50%, 04/01/2030 364 379
3.50%, 07/01/2034
(p)
1,500 1,548
3.50%, 08/01/2034 375 389
3.50%, 12/01/2040 71 73
3.50%, 01/01/2041 41 42
3.50%, 12/01/2041 24 25
3.50%, 03/01/2042 40 41
3.50%, 04/01/2042 79 82
3.50%, 11/01/2042 937 976
3.50%, 02/01/2043 50 52
3.50%, 07/01/2043 286 298
3.50%, 07/01/2043 863 900
3.50%, 09/01/2044 2,037 2,121
3.50%, 11/01/2044 1,796 1,864
3.50%, 03/01/2045 61 64
3.50%, 06/01/2045 115 119
3.50%, 11/01/2045 2,820 2,944
3.50%, 11/01/2045 80 83
3.50%, 05/01/2046 71 73
3.50%, 08/01/2047 1,719 1,797
3.50%, 10/01/2047 1,740 1,808
3.50%, 11/01/2047 770 799
3.50%, 01/01/2048 545 566
3.50%, 03/01/2048 1,141 1,183
3.50%, 04/01/2048 685 712
3.50%, 04/01/2048 1,534 1,591
4.00%, 10/01/2019 1 1
4.00%, 08/01/2020 26 27
4.00%, 03/01/2034 407 432
4.00%, 09/01/2040 97 102
4.00%, 11/01/2040 1,393 1,469
4.00%, 05/01/2041 207 218
4.00%, 10/01/2041 34 36
4.00%, 10/01/2041 50 52
4.00%, 11/01/2041 53 55
4.00%, 04/01/2042 31 33
4.00%, 09/01/2043 615 648
4.00%, 11/01/2043 116 123
4.00%, 11/01/2043 43 45
4.00%, 02/01/2044 138 146
4.00%, 06/01/2044 290 305
4.00%, 09/01/2044 40 42
4.00%, 09/01/2045 128 133
4.00%, 12/01/2045 750 785
4.00%, 08/01/2046 100 105
4.00%, 01/01/2047 74 77
4.00%, 04/01/2047 405 426
4.00%, 05/01/2047 865 902
4.00%, 06/01/2047 840 883

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 09/01/2047 $ 868 $ 904
4.00%, 10/01/2047 431 449
4.00%, 11/01/2047 2,077 2,188
4.00%, 04/01/2048 1,369 1,442
4.00%, 10/01/2048 481 508
4.50%, 07/01/2025 44 47
4.50%, 08/01/2040 59 63
4.50%, 11/01/2040 862 926
4.50%, 12/01/2040 37 39
4.50%, 07/01/2041
(p)
1,000 1,045
4.50%, 08/01/2041 39 42
4.50%, 09/01/2041 257 277
4.50%, 05/01/2044 51 55
4.50%, 12/01/2044 125 133
4.50%, 06/01/2046 53 56
4.50%, 05/01/2047 36 37
4.50%, 05/01/2047 151 160
4.50%, 02/01/2049 240 254
5.00%, 10/01/2041 184 198
5.00%, 06/01/2048 458 498
5.50%, 10/01/2019 1 1
5.50%, 10/01/2019 1 1
5.50%, 12/01/2022 12 12
5.50%, 07/01/2033 251 278
5.50%, 04/01/2035 24 25
5.50%, 08/01/2036 477 530
5.50%, 02/01/2037 4 5
5.50%, 05/01/2040 42 45
6.00%, 05/01/2031 2 3
6.00%, 07/01/2035 146 165
6.00%, 02/01/2037 81 89
6.00%, 02/01/2038 53 60
6.50%, 03/01/2032 4 4
6.50%, 07/01/2037 21 24
6.50%, 07/01/2037 32 38
6.50%, 02/01/2038 38 44
6.50%, 03/01/2038 11 12
6.50%, 09/01/2038 124 146
$ 49,623
Government National Mortgage Association (GNMA) - 6.42%
3.00%, 02/15/2043 368 377
3.00%, 07/20/2044 565 578
3.00%, 01/20/2046 429 440
3.00%, 07/20/2046 695 712
3.00%, 12/20/2046 1,900 1,945
3.50%, 04/20/2046 211 218
3.50%, 10/20/2046 316 326
3.50%, 07/20/2047 1,272 1,313
3.50%, 07/01/2049 5,050 5,217
3.75%, 07/20/2043 96 98
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
4.00%, 02/15/2042 138 147
4.00%, 06/20/2046 80 83
4.00%, 09/20/2047 1,877 1,957
4.00%, 01/20/2048 2,400 2,521
4.50%, 09/15/2039 580 628
4.50%, 11/15/2040 114 123
4.50%, 06/20/2048 43 45
4.50%, 07/01/2049 1,635 1,704
5.00%, 02/15/2034 229 248
5.00%, 10/15/2034 82 89
5.00%, 10/20/2039 44 49
5.00%, 07/20/2040 23 24
5.00%, 02/15/2042 93 103
5.50%, 12/20/2033 113 123
5.50%, 05/20/2035 12 14
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 12/20/2048 $ 971 $ 1,024
6.00%, 01/20/2029 21 23
6.00%, 07/20/2029 3 4
6.00%, 12/15/2033 28 32
6.00%, 12/20/2036 59 67
6.50%, 03/20/2028 3 4
6.50%, 05/20/2029 3 4
6.50%, 12/15/2032 340 378
7.00%, 03/15/2031 6 6
7.50%, 05/15/2029 15 15
8.00%, 12/15/2030 6 7
$ 20,646
U.S. Treasury - 14.62%
1.25%, 10/31/2021 1,555 1,538
1.25%, 07/31/2023 1,405 1,378
1.50%, 08/15/2026 1,420 1,384
1.63%, 11/15/2022 75 75
1.63%, 10/31/2023 370 368
1.75%, 04/30/2022 3,385 3,388
1.75%, 05/15/2022 150 150
1.88%, 11/30/2021 2,550 2,558
2.00%, 05/31/2021 720 723
2.00%, 11/15/2021 75 76
2.00%, 10/31/2022 4,500 4,539
2.00%, 11/15/2026 75 76
2.13%, 11/30/2023
(q)
1,140 1,158
2.25%, 08/15/2046 1,090 1,030
2.50%, 05/15/2024 7,575 7,835
2.63%, 07/31/2020 3,000 3,022
2.63%, 11/15/2020 150 152
2.75%, 02/15/2024 75 78
2.75%, 08/15/2042 210 220
2.75%, 11/15/2047 75 78
2.88%, 05/15/2043 75 80
2.88%, 08/15/2045 620 663
2.88%, 11/15/2046 75 80
3.00%, 11/15/2044 1,525 1,666
3.00%, 05/15/2045 2,640 2,887
3.00%, 11/15/2045 2,000 2,189
3.13%, 05/15/2021 75 77
3.13%, 08/15/2044 75 84
3.13%, 05/15/2048 3,500 3,927
3.38%, 05/15/2044 75 87
3.38%, 11/15/2048 75 88
3.50%, 02/15/2039 75 89
3.63%, 02/15/2044 75 91
3.75%, 08/15/2041 75 92
3.75%, 11/15/2043 1,650 2,031
4.75%, 02/15/2037 2,260 3,095
$ 47,052
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 132,743
Total Investments $ 340,6 39
Other Assets and Liabilities -  (5.85)% (18,81 7 )
TOTAL NET ASSETS - 100.00% $ 321,822
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $758 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $8 or 0.00% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,580 or 13.85% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
( i ) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Security is an Interest Only Strip.
(m) Security or a portion of the security was on loan at the end of the period.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $260 or 0.08% of net assets.
Portfolio Summary (unaudited)
Sector Percent
Mortgage Securities 35.14%
Government 16.06%
Financial 11.90%
Consumer, Non-cyclical 6.58%
Communications 5.81%
Asset Backed Securities 5.45%
Energy 4.91%
Money Market Funds 4.61%
Utilities 3.36%
Industrial 3.20%
Investment Companies 2.98%
Consumer, Cyclical 2.55%
Technology 2.01%
Basic Materials 1.29%
Other Assets and Liabilities
(5.85)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 3,894 $ 75,123 $ 64,958 $ 14,059
$ 3,894 $ 75,123 $ 64,958 $ 14,059
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 148 $ — $ — $ —
$ 148 $ — $ — $ —
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2019 Short 2 $ 256 $ (5)
US 2 Year Note; September 2019 Short 14 3,013 (23)
US 5 Year Note; September 2019 Short 41 4,844 (63)
US Long Bond; September 2019 Long 18 2,801 128
US Ultra Bond; September 2019 Long 9 1,598 66
Total $ 103
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.05%
International Equity Index Fund
(a)
7,165,915 $ 73,379
MidCap S&P 400 Index Fund
(a)
2,095,415 42,034
SmallCap S&P 600 Index Fund
(a)
1,717,449 42,267
$ 157,680
Principal Variable Contracts Funds, Inc. Class 1 - 84.97%
Bond Market Index Account
(a)
48,758,959 524,646
LargeCap S&P 500 Index Account
(a)
18,826,020 365,225
$ 889,871
TOTAL INVESTMENT COMPANIES $ 1,047,551
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
(b),(c),(d)
5,058 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 05/15/2023
(e)
$ 5 $ 2
Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(b),(c),(d)
5 —
TOTAL BONDS $ 2
Total Investments $ 1,047,553
Other Assets and Liabilities -  (0.02)% (259)
TOTAL NET ASSETS - 100.00% $ 1,047,294
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2 or 0.00% of net assets.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 50.10%
Domestic Equity Funds 42.91%
International Equity Funds 7.01%
Energy 0.00%
Consumer, Non-cyclical 0.00%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 494,742 $ 54,868 $ 55,231 $ 524,646
International Equity Index Fund 70,566 2,039 8,745 73,379
LargeCap S&P 500 Index Account 358,195 9,004 64,33 8 365,225
MidCap S&P 400 Index Fund 40,747 3,587 9,448 42,034
SmallCap S&P 600 Index Fund 41,218 5,137 9,793 42,267
$ 1,005,468 $ 74,635 $ 147,55 5 $ 1,047,551
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 85 $ — $ 30,182
International Equity Index Fund — (7) — 9,526
LargeCap S&P 500 Index Account — 11,48 0 — 50,884
MidCap S&P 400 Index Fund — 494 — 6,654
SmallCap S&P 600 Index Fund — 270 — 5,435
$ — $ 12,32 2 $ — $ 102,681
Amounts in thousands

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.06%
International Equity Index Fund
(a)
1,192,613 $ 12,212
MidCap S&P 400 Index Fund
(a)
348,739 6,996
SmallCap S&P 600 Index Fund
(a)
285,834 7,034
$ 26,242
Principal Variable Contracts Funds, Inc. Class 1 - 84.97%
Bond Market Index Account
(a)
8,114,832 87,316
LargeCap S&P 500 Managed Volatility Index
Account
(a)
4,075,050 60,759
$ 148,075
TOTAL INVESTMENT COMPANIES $ 174,317
Total Investments $ 174,317
Other Assets and Liabilities -  (0.03)% (49)
TOTAL NET ASSETS - 100.00% $ 174,268
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 50.10%
Domestic Equity Funds 42.92%
International Equity Funds 7.01%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 79,909 $ 9,472 $ 7,047 $ 87,316
International Equity Index Fund 11,398 480 1,222 12,212
LargeCap S&P 500 Managed Volatility Index Account 57,667 2,096 8,474 60,759
MidCap S&P 400 Index Fund 6,581 671 1,421 6,996
SmallCap S&P 600 Index Fund 6,657 924 1,474 7,034
$ 162,212 $ 13,643 $ 19,638 $ 174,317
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ — $ — $ 4,982
International Equity Index Fund — 1 — 1,555
LargeCap S&P 500 Managed Volatility Index Account — 898 — 8,572
MidCap S&P 400 Index Fund — (2) — 1,167
SmallCap S&P 600 Index Fund — 9 — 918
$ — $ 906 $ — $ 17,194
Amounts in thousands

Schedule of Investments
Diversified Balanced Volatility Control Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.94% Shares Held Value (000's)
Exchange-Traded Funds - 19.76%
iShares Core S&P 500 ETF 63,484 $ 18,712
Money Market Funds - 0.07%
Principal Government Money Market Fund
2.23%
(a),(b)
67,418 67
Principal Funds, Inc. Class R-6 - 15.06%
International Equity Index Fund
(a)
647,893 6,634
MidCap S&P 400 Index Fund
(a)
189,470 3,801
SmallCap S&P 600 Index Fund
(a)
155,295 3,822
$ 14,257
Principal Variable Contracts Funds, Inc. Class 1 - 65.05%
Bond Market Index Account
(a)
4,407,878 47,429
LargeCap S&P 500 Index Account
(a)
729,536 14,153
$ 61,582
TOTAL INVESTMENT COMPANIES $ 94,618
Total Investments $ 94,618
Other Assets and Liabilities -  0.06% 57
TOTAL NET ASSETS - 100.00% $ 94,675
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 50.10%
Domestic Equity Funds 23.00%
Investment Companies 19.76%
International Equity Funds 7.01%
Money Market Funds 0.07%
Other Assets and Liabilities
0.06%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 33,032 $ 14,861 $ 2,896 $ 47,429
International Equity Index Fund 4,747 1,701 524 6,634
LargeCap S&P 500 Index Account 10,500 4,458 2,805 14,153
MidCap S&P 400 Index Fund 2,782 1,166 671 3,801
Principal Government Money Market Fund 2.23% — 4,710 4,643 67
SmallCap S&P 600 Index Fund 2,789 1,274 648 3,822
$ 53,850 $ 28,170 $ 12,187 $ 75,906
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 1 $ — $ 2,431
International Equity Index Fund — 1 — 709
LargeCap S&P 500 Index Account — 4 — 1,996
MidCap S&P 400 Index Fund — 5 — 519
Principal Government Money Market Fund 2.23% 2 — — —
SmallCap S&P 600 Index Fund — (7) — 414
$ 2 $ 4 $ — $ 6,069
Amounts in thousands

Schedule of Investments
Diversified Growth Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.08%
International Equity Index Fund
(a)
36,831,539 $ 377,155
MidCap S&P 400 Index Fund
(a)
9,423,793 189,041
SmallCap S&P 600 Index Fund
(a)
7,723,968 190,087
$ 756,283
Principal Variable Contracts Funds, Inc. Class 1 - 79.94%
Bond Market Index Account
(a)
122,800,116 1,321,329
LargeCap S&P 500 Index Account
(a)
87,085,690 1,689,463
$ 3,010,792
TOTAL INVESTMENT COMPANIES $ 3,767,075
Total Investments $ 3,767,075
Other Assets and Liabilities -  (0.02)% (940)
TOTAL NET ASSETS - 100.00% $ 3,766,135
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 54.93%
Fixed Income Funds 35.08%
International Equity Funds 10.01%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 1,196,602 $ 171,148 $ 121,970 $ 1,321,329
International Equity Index Fund 348,261 6,713 25,576 377,155
LargeCap S&P 500 Index Account 1,590,506 25,018 207,652 1,689,463
MidCap S&P 400 Index Fund 175,905 13,867 31,893 189,041
SmallCap S&P 600 Index Fund 177,962 20,767 33,369 190,087
$ 3,489,236 $ 237,513 $ 420,460 $ 3,767,075
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 123 $ — $ 75,426
International Equity Index Fund — 42 — 47,715
LargeCap S&P 500 Index Account — 22,711 — 258,880
MidCap S&P 400 Index Fund — 62 — 31,100
SmallCap S&P 600 Index Fund — 878 — 23,849
$ — $ 23,816 $ — $ 436,970
Amounts in thousands

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.09%
International Equity Index Fund
(a)
3,447,560 $ 35,303
MidCap S&P 400 Index Fund
(a)
882,103 17,695
SmallCap S&P 600 Index Fund
(a)
722,992 17,793
$ 70,791
Principal Variable Contracts Funds, Inc. Class 1 - 79.94%
Bond Market Index Account
(a)
11,494,556 123,682
LargeCap S&P 500 Managed Volatility Index
Account
(a)
10,601,903 158,07 3
$ 281,75 5
TOTAL INVESTMENT COMPANIES $ 352,54 6
Total Investments $ 352,54 6
Other Assets and Liabilities -  (0.03)% (9 3 )
TOTAL NET ASSETS - 100.00% $ 352,453
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 54.92%
Fixed Income Funds 35.09%
International Equity Funds 10.02%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 111,746 $ 15,986 $ 11,100 $ 123,682
International Equity Index Fund 32,517 907 2,578 35,303
LargeCap S&P 500 Managed Volatility Index Account 148,017 3,291 17,65 3 158,07 3
MidCap S&P 400 Index Fund 16,424 1,424 3,062 17,695
SmallCap S&P 600 Index Fund 16,613 2,067 3,195 17,793
$ 325,317 $ 23,675 $ 37,58 8 $ 352,54 6
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 2 $ — $ 7,048
International Equity Index Fund — — — 4,457
LargeCap S&P 500 Managed Volatility Index Account — 1,993 — 22,425
MidCap S&P 400 Index Fund — (6) — 2,915
SmallCap S&P 600 Index Fund — 14 — 2,294
$ — $ 2,003 $ — $ 39,139
Amounts in thousands

Schedule of Investments
Diversified Growth Volatility Control Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.86% Shares Held Value (000's)
Exchange-Traded Funds - 19.77%
iShares Core S&P 500 ETF 368,561 $ 108,633
Money Market Funds - 0.06%
Principal Government Money Market Fund
2.23%
(a),(b)
322,854 323
Principal Funds, Inc. Class R-6 - 20.07%
International Equity Index Fund
(a)
5,368,391 54,972
MidCap S&P 400 Index Fund
(a)
1,373,730 27,557
SmallCap S&P 600 Index Fund
(a)
1,125,965 27,710
$ 110,239
Principal Variable Contracts Funds, Inc. Class 1 - 59.96%
Bond Market Index Account
(a)
17,896,458 192,566
LargeCap S&P 500 Index Account
(a)
7,052,361 136,816
$ 329,382
TOTAL INVESTMENT COMPANIES $ 548,577
Total Investments $ 548,577
Other Assets and Liabilities -  0.14% 752
TOTAL NET ASSETS - 100.00% $ 549,329
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 35.05%
Domestic Equity Funds 34.97%
Investment Companies 19.77%
International Equity Funds 10.01%
Money Market Funds 0.06%
Other Assets and Liabilities
0.14%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 132,215 $ 58,653 $ 8,046 $ 192,566
International Equity Index Fund 38,786 12,600 2,195 54,972
LargeCap S&P 500 Index Account 100,102 32,411 14,640 136,816
MidCap S&P 400 Index Fund 19,887 7,707 3,748 27,557
Principal Government Money Market Fund 2.23% — 29,093 28,770 323
SmallCap S&P 600 Index Fund 19,941 8,497 3,609 27,710
$ 310,931 $ 148,961 $ 61,008 $ 439,944
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ (1) $ — $ 9,745
International Equity Index Fund — 1 — 5,780
LargeCap S&P 500 Index Account — 5 — 18,938
MidCap S&P 400 Index Fund — 84 — 3,627
Principal Government Money Market Fund 2.23% 12 — — —
SmallCap S&P 600 Index Fund — 29 — 2,852
$ 12 $ 118 $ — $ 40,942
Amounts in thousands

Schedule of Investments
Diversified Income Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10.04%
International Equity Index Fund
(a)
1,028,368 $ 10,530
MidCap S&P 400 Index Fund
(a)
394,706 7,918
SmallCap S&P 600 Index Fund
(a)
323,516 7,962
$ 26,410
Principal Variable Contracts Funds, Inc. Class 1 - 89.99%
Bond Market Index Account
(a)
15,918,526 171,283
LargeCap S&P 500 Index Account
(a)
3,377,185 65,518
$ 236,801
TOTAL INVESTMENT COMPANIES $ 263,211
Total Investments $ 263,211
Other Assets and Liabilities -  (0.03)% (71)
TOTAL NET ASSETS - 100.00% $ 263,140
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 65.09%
Domestic Equity Funds 30.94%
International Equity Funds 4.00%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 155,094 $ 22,055 $ 15,542 $ 171,283
International Equity Index Fund 9,727 978 1,513 10,530
LargeCap S&P 500 Index Account 61,743 5,780 12,943 65,518
MidCap S&P 400 Index Fund 7,374 1,178 1,949 7,918
SmallCap S&P 600 Index Fund 7,459 1,463 2,008 7,962
$ 241,397 $ 31,454 $ 33,955 $ 263,211
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ (3) $ — $ 9,679
International Equity Index Fund — 1 — 1,337
LargeCap S&P 500 Index Account — 706 — 10,232
MidCap S&P 400 Index Fund — 4 — 1,311
SmallCap S&P 600 Index Fund — 44 — 1,004
$ — $ 752 $ — $ 23,563
Amounts in thousands

Schedule of Investments
Diversified International Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 98.78% Shares Held Value (000's)
Aerospace & Defense - 1.30%
CAE Inc 42,500 $ 1,143
Safran SA 7,268 1,063
Thales SA 9,402 1,161
$ 3,367
Agriculture - 0.44%
Swedish Match AB 27,131 1,147
Apparel - 2.71%
Adidas AG 6,558 2,029
Fila Korea Ltd 15,565 1,033
LVMH Moet Hennessy Louis Vuitton SE 7,720 3,282
Moncler SpA 16,233 696
$ 7,040
Automobile Manufacturers - 3.31%
Ferrari NV 11,647 1,888
Isuzu Motors Ltd 66,000 754
Kia Motors Corp 43,826 1,672
Maruti Suzuki India Ltd 12,609 1,194
Toyota Motor Corp 49,500 3,072
$ 8,580
Banks - 10.89%
Banco Comercial Portugues SA 1,809,850 560
Banco do Brasil SA 77,400 1,084
Bangkok Bank PCL 102,100 663
Bank Leumi Le-Israel BM 208,597 1,508
BNP Paribas SA 1,294 61
Credicorp Ltd 7,623 1,745
DBS Group Holdings Ltd 89,900 1,727
DNB ASA 91,716 1,709
Erste Group Bank AG
(a)
43,666 1,619
HDFC Bank Ltd ADR 7,681 999
ING Groep NV 186,369 2,159
Krung Thai Bank PCL 1,682,600 1,070
Lloyds Banking Group PLC 3,040,532 2,184
Macquarie Group Ltd 27,670 2,441
Mediobanca Banca di Credito Finanziario SpA 131,688 1,358
OTP Bank Nyrt 14,852 591
Skandinaviska Enskilda Banken AB 111,364 1,031
Swedbank AB 117,522 1,769
Toronto-Dominion Bank/The 51,300 2,998
United Overseas Bank Ltd 50,100 968
$ 28,244
Beverages - 2.44%
Carlsberg A/S 8,238 1,093
Coca-Cola Bottlers Japan Holdings Inc
(b)
21,700 550
Coca-Cola HBC AG
(a)
16,963 641
Diageo PLC 42,069 1,811
Jiangsu Yanghe Brewery Joint-Stock Co Ltd 81,299 1,443
Thai Beverage PCL 1,273,100 781
$ 6,319
Biotechnology - 0.90%
CSL Ltd 15,363 2,326
Building Materials - 0.28%
Anhui Conch Cement Co Ltd 117,998 714
Chemicals - 1.55%
Koninklijke DSM NV 13,457 1,660
Nitto Denko Corp 22,300 1,104
Nutrien Ltd 23,400 1,252
$ 4,016
Commercial Services - 0.34%
Brambles Ltd 98,568 893
Computers - 1.76%
Capgemini SE 7,445 926
CyberArk Software Ltd
(a)
3,735 477
Logitech International SA 50,121 2,003
Obic Co Ltd 10,100 1,148
$ 4,554
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 3.24%
Ferguson PLC 28,016 $ 1,994
ITOCHU Corp 129,800 2,487
Mitsubishi Corp 95,400 2,521
Sumitomo Corp 92,800 1,409
$ 8,411
Diversified Financial Services - 1.84%
Housing Development Finance Corp Ltd 47,726 1,516
ORIX Corp 129,300 1,932
Shinhan Financial Group Co Ltd 27,048 1,052
Tisco Financial Group PCL 85,700 261
$ 4,761
Electric - 2.46%
Chubu Electric Power Co Inc 71,400 1,003
Enel SpA 294,873 2,057
Iberdrola SA 277,400 2,762
Korea Electric Power Corp 25,579 566
$ 6,388
Electrical Components & Equipment - 0.39%
Delta Electronics Inc 200,000 1,016
Electronics - 1.25%
Halma PLC 39,095 1,004
Hoya Corp 29,096 2,236
$ 3,240
Energy - Alternate Sources - 0.59%
Vestas Wind Systems A/S 17,505 1,517
Engineering & Construction - 2.11%
ACS Actividades de Construccion y Servicios SA 46,607 1,865
ACS Actividades de Construccion y Servicios
SA - Rights
(a)
46,607 73
Larsen & Toubro Ltd 51,912 1,168
Vinci SA 23,240 2,373
$ 5,479
Food - 5.34%
MEIJI Holdings Co Ltd 14,700 1,051
Nestle India Ltd 3,509 606
Nestle SA 61,438 6,360
Seven & i Holdings Co Ltd 41,200 1,396
Tesco PLC 630,135 1,816
Uni-President Enterprises Corp 704,000 1,875
X5 Retail Group NV 22,226 761
$ 13,865
Food Service - 0.69%
Compass Group PLC 75,164 1,802
Forest Products & Paper - 0.89%
Mondi PLC 74,714 1,700
Suzano SA 70,900 606
$ 2,306
Hand & Machine Tools - 0.33%
Techtronic Industries Co Ltd 110,500 847
Healthcare - Products - 0.91%
Carl Zeiss Meditec AG 10,194 1,005
Sonova Holding AG 2,538 578
Straumann Holding AG 872 771
$ 2,354
Healthcare - Services - 1.36%
ICON PLC
(a)
11,587 1,784
Lonza Group AG
(a)
5,190 1,752
$ 3,536
Home Builders - 0.73%
Persimmon PLC 39,635 1,007
Taylor Wimpey PLC 445,583 894
$ 1,901
Home Furnishings - 1.13%
Howden Joinery Group PLC 140,758 906
Sony Corp 38,700 2,034
$ 2,940

Schedule of Investments
Diversified International Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7.18%
ASR Nederland NV 34,808 $ 1,414
BB Seguridade Participacoes SA 166,331 1,410
Fairfax Financial Holdings Ltd 2,800 1,375
Hannover Rueck SE 9,124 1,475
Legal & General Group PLC 726,859 2,490
NN Group NV 50,281 2,021
Prudential PLC 117,055 2,556
Sompo Holdings Inc 31,900 1,234
Swiss Life Holding AG 5,276 2,616
Tokio Marine Holdings Inc 40,700 2,042
$ 18,633
Internet - 2.71%
Alibaba Group Holding Ltd ADR
(a)
19,888 3,370
Tencent Holdings Ltd 80,793 3,655
$ 7,025
Investment Companies - 0.74%
EXOR NV 9,174 643
Investor AB 26,742 1,286
$ 1,929
Lodging - 0.20%
Huazhu Group Ltd ADR 14,154 513
Machinery - Diversified - 1.16%
Amada Holdings Co Ltd 83,800 947
Keyence Corp 2,000 1,233
Valmet OYJ 33,058 825
$ 3,005
Mining - 1.89%
Anglo American PLC 56,046 1,601
MMC Norilsk Nickel PJSC ADR 6,162 139
Rio Tinto Ltd 43,274 3,169
$ 4,909
Office & Business Equipment - 0.33%
Konica Minolta Inc 87,500 853
Oil & Gas - 5.68%
BP PLC 530,798 3,698
Husky Energy Inc 67,300 638
LUKOIL PJSC ADR 17,056 1,442
Neste Oyj 71,708 2,438
Parkland Fuel Corp 12,000 381
PTT PCL 1,124,000 1,790
Reliance Industries Ltd
(a)
153,981 2,794
Suncor Energy Inc 49,900 1,556
$ 14,737
Pharmaceuticals - 4.77%
Merck KGaA 12,116 1,266
Novartis AG 42,338 3,865
Novo Nordisk A/S 42,943 2,193
Roche Holding AG 17,950 5,047
$ 12,371
Pipelines - 0.73%
TC Energy Corp 38,300 1,899
Private Equity - 2.88%
3i Group PLC 217,024 3,071
Brookfield Asset Management Inc 77,913 3,727
Intermediate Capital Group PLC 38,601 677
$ 7,475
Real Estate - 2.11%
CK Asset Holdings Ltd 213,500 1,673
LEG Immobilien AG 8,680 979
Vonovia SE 24,305 1,161
Wharf Real Estate Investment Co Ltd 235,000 1,656
$ 5,469
REITs - 0.44%
Dexus 125,538 1,145
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4.02%
Alimentation Couche-Tard Inc 52,223 $ 3,286
ANTA Sports Products Ltd 244,000 1,683
Atacadao SA 104,300 598
Grafton Group PLC 66,586 681
Li Ning Co Ltd 462,500 1,094
Pan Pacific International Holdings Corp 16,900 1,075
Wal-Mart de Mexico SAB de CV 733,222 2,001
$ 10,418
Semiconductors - 3.30%
Samsung Electronics Co Ltd 101,312 4,125
Taiwan Semiconductor Manufacturing Co Ltd 581,140 4,445
$ 8,570
Software - 2.96%
Amadeus IT Group SA 24,722 1,959
Capcom Co Ltd 37,800 761
Dassault Systemes SE 8,856 1,413
Nemetschek SE 9,246 557
SimCorp A/S 6,915 669
Tech Mahindra Ltd 107,700 1,103
Ubisoft Entertainment SA
(a)
15,665 1,225
$ 7,687
Telecommunications - 6.06%
China Mobile Ltd 209,500 1,907
Deutsche Telekom AG 93,801 1,625
Nice Ltd ADR
(a)
9,812 1,344
Nippon Telegraph & Telephone Corp 40,800 1,901
Orange SA 75,038 1,184
SK Telecom Co Ltd 5,701 1,279
SoftBank Group Corp 57,600 2,774
Telefonaktiebolaget LM Ericsson 261,927 2,486
Telenor ASA 57,635 1,225
$ 15,725
Toys, Games & Hobbies - 0.52%
Nintendo Co Ltd 3,700 1,358
Transportation - 1.92%
Canadian National Railway Co 36,928 3,418
East Japan Railway Co 16,600 1,554
$ 4,972
TOTAL COMMON STOCKS $ 256,256
INVESTMENT COMPANIES - 0.65% Shares Held Value (000's)
Money Market Funds - 0.65%
BlackRock Liquidity FedFund 2.26%
(c),(d)
392,070 392
Principal Government Money Market Fund
2.23%
(c),(e)
1,286,279 1,286
$ 1,678
TOTAL INVESTMENT COMPANIES $ 1,678
PREFERRED STOCKS - 0.45% Shares Held Value (000's)
Investment Companies - 0.45%
Itausa - Investimentos Itau SA 0.08% 350,246 $ 1,179
TOTAL PREFERRED STOCKS $ 1,179
Total Investments $ 259,113
Other Assets and Liabilities -  0.12% 302
TOTAL NET ASSETS - 100.00% $ 259,415
(a) Non-income producing security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $392 or
0.15% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Schedule of Investments
Diversified International Account
June 30, 2019 (unaudited)
See accompanying notes.

Portfolio Summary (unaudited)
Country Percent
Japan 14.82%
United Kingdom 12.47%
Switzerland 9.11%
Canada 8.37%
France 4.88%
China 4.82%
Germany 3.90%
Korea, Republic Of 3.76%
India 3.62%
Netherlands 3.04%
Sweden 2.97%
Taiwan, Province Of China 2.82%
Australia 2.62%
Spain 2.57%
Hong Kong 2.34%
Italy 2.31%
Denmark 2.11%
Brazil 1.87%
Thailand 1.76%
Israel 1.29%
Finland 1.26%
Norway 1.13%
Singapore 1.04%
Ireland 0.95%
Russian Federation 0.89%
Mexico 0.77%
Peru 0.67%
United States 0.65%
Austria 0.62%
Hungary 0.23%
Portugal 0.22%
Other Assets and Liabilities
0.12%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 1,664 $ 25,397 $ 25,775 $ 1,286
$ 1,664 $ 25,397 $ 25,775 $ 1,286
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 23 $ — $ — $ —
$ 23 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Equity Income Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 98.04% Shares Held Value (000's)
Aerospace & Defense - 0.40%
Boeing Co/The 8,107 $ 2,951
Airlines - 1.52%
Delta Air Lines Inc 196,327 11,142
Apparel - 0.84%
VF Corp 70,809 6,185
Automobile Manufacturers - 1.55%
PACCAR Inc 158,217 11,338
Automobile Parts & Equipment - 1.73%
Magna International Inc 254,270 12,637
Banks - 10.20%
Bank of Nova Scotia/The 202,020 10,980
First Republic Bank/CA 7,703 752
JPMorgan Chase & Co 183,007 20,460
PNC Financial Services Group Inc /The 133,267 18,295
SunTrust Banks Inc 153,557 9,651
US Bancorp 278,326 14,584
$ 74,722
Beverages - 1.06%
Coca-Cola Co/The 152,677 7,774
Biotechnology - 0.11%
Corteva Inc 26,923 796
Chemicals - 3.43%
Air Products & Chemicals Inc 36,156 8,185
Albemarle Corp 60,274 4,244
DuPont de Nemours Inc 98,151 7,368
PPG Industries Inc 45,749 5,339
$ 25,136
Computers - 3.31%
Accenture PLC - Class A 32,456 5,997
Apple Inc 92,191 18,246
$ 24,243
Diversified Financial Services - 4.43%
BlackRock Inc 31,833 14,939
Discover Financial Services 226,148 17,547
$ 32,486
Electric - 6.38%
Eversource Energy 112,081 8,491
NextEra Energy Inc 42,494 8,705
Sempra Energy 81,835 11,248
WEC Energy Group Inc 107,512 8,963
Xcel Energy Inc 156,795 9,328
$ 46,735
Electronics - 0.90%
Honeywell International Inc 37,763 6,593
Food - 2.47%
Hormel Foods Corp 218,723 8,867
Tyson Foods Inc 114,022 9,206
$ 18,073
Healthcare - Products - 5.51%
Abbott Laboratories 170,857 14,369
Becton Dickinson and Co 43,955 11,077
Medtronic PLC 153,307 14,931
$ 40,377
Healthcare - Services - 1.68%
HCA Healthcare Inc 90,997 12,300
Insurance - 6.69%
Allstate Corp/The 103,143 10,489
Chubb Ltd 100,143 14,750
Fidelity National Financial Inc 334,242 13,470
Swiss Re AG ADR 408,245 10,341
$ 49,050
Machinery - Diversified - 1.20%
Deere & Co 52,907 8,767
Media - 1.69%
Walt Disney Co/The 88,471 12,354
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 2.07%
3M Co 32,581 $ 5,647
Parker-Hannifin Corp 55,948 9,512
$ 15,159
Oil & Gas - 7.61%
Chevron Corp 79,861 9,938
Cimarex Energy Co 108,593 6,443
EOG Resources Inc 75,395 7,024
Exxon Mobil Corp 57,890 4,436
Marathon Petroleum Corp 234,078 13,080
Occidental Petroleum Corp 36,407 1,830
Royal Dutch Shell PLC - B shares ADR 197,808 13,004
$ 55,755
Pharmaceuticals - 7.62%
Merck & Co Inc 198,976 16,684
Novartis AG ADR 121,102 11,058
Pfizer Inc 302,843 13,119
Roche Holding AG ADR 426,379 14,966
$ 55,827
Pipelines - 1.89%
Enterprise Products Partners LP 480,394 13,869
Private Equity - 2.30%
KKR & Co Inc 667,304 16,863
REITs - 3.86%
Alexandria Real Estate Equities Inc 45,384 6,403
Digital Realty Trust Inc 105,354 12,410
Simon Property Group Inc 59,379 9,486
$ 28,299
Retail - 3.35%
Costco Wholesale Corp 51,574 13,629
Starbucks Corp 130,381 10,930
$ 24,559
Semiconductors - 3.79%
Applied Materials Inc 200,771 9,017
Microchip Technology Inc 125,709 10,899
Taiwan Semiconductor Manufacturing Co Ltd
ADR
199,823 7,827
$ 27,743
Software - 3.36%
Fidelity National Information Services Inc 65,005 7,975
Microsoft Corp 72,377 9,695
SAP SE ADR 50,745 6,942
$ 24,612
Telecommunications - 3.46%
BCE Inc 270,350 12,296
Verizon Communications Inc 228,200 13,037
$ 25,333
Toys, Games & Hobbies - 2.37%
Hasbro Inc 164,171 17,350
Transportation - 1.26%
Union Pacific Corp 54,689 9,249
TOTAL COMMON STOCKS $ 718,277
INVESTMENT COMPANIES - 1.63% Shares Held Value (000's)
Money Market Funds - 1.63%
Principal Government Money Market Fund
2.23%
(a),(b)
11,977,164 11,977
TOTAL INVESTMENT COMPANIES $ 11,977
Total Investments $ 730,254
Other Assets and Liabilities -  0.33% 2,451
TOTAL NET ASSETS - 100.00% $ 732,705
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.

Schedule of Investments
Equity Income Account
June 30, 2019 (unaudited)
See accompanying notes.

Portfolio Summary (unaudited)
Sector Percent
Financial 27.48%
Consumer, Non-cyclical 18.45%
Consumer, Cyclical 11.36%
Technology 10.46%
Energy 9.50%
Utilities 6.38%
Industrial 5.83%
Communications 5.15%
Basic Materials 3.43%
Money Market Funds 1.63%
Other Assets and Liabilities
0.33%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 8,817 $ 38,135 $ 34,975 $ 11,977
$ 8,817 $ 38,135 $ 34,975 $ 11,977
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 107 $ — $ — $ —
$ 107 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Government & High Quality Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.74% Shares Held Value (000's)
Money Market Funds - 2.74%
Principal Government Money Market Fund
2.23%
(a),(b)
6,171,733 $ 6,172
TOTAL INVESTMENT COMPANIES $ 6,172
BONDS - 28.26%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 12.95%
CD 2017-CD3 Mortgage Trust
3.98%, 02/10/2050
(c)
$ 1,000 $ 1,056
COMM 2014-CCRE19 Mortgage Trust
4.90%, 08/10/2047
(c)
600 634
COMM 2014-UBS5 Mortgage Trust
4.76%, 09/10/2047
(c)
1,000 1,034
Freddie Mac Multifamily Structured Pass
Through Certificates
2.65%, 08/25/2026 850 868
3.19%, 09/25/2027
(c)
1,330 1,403
3.29%, 11/25/2027 1,100 1,169
3.44%, 12/25/2027 1,500 1,612
3.60%, 01/25/2028 1,330 1,443
3.65%, 02/25/2028
(c)
700 762
3.90%, 04/25/2028 1,120 1,244
4.05%, 09/25/2028
(c)
1,000 1,123
Ginnie Mae
0.52%, 06/16/2060
(c),(d)
7,424 417
0.56%, 10/16/2054
(c),(d)
10,349 302
0.57%, 12/16/2059
(c),(d)
7,778 433
0.59%, 04/16/2047
(c),(d)
10,003 377
0.59%, 02/16/2060
(c),(d)
11,305 674
0.59%, 03/16/2060
(c),(d)
4,687 275
0.61%, 11/16/2045
(c),(d)
15,534 545
0.70%, 11/16/2052
(c),(d)
13,407 531
0.79%, 09/16/2053
(c),(d)
9,631 396
0.84%, 02/16/2053
(c),(d)
11,082 606
0.84%, 02/16/2055
(c),(d)
21,824 695
0.92%, 03/16/2052
(c),(d)
10,836 636
0.98%, 02/16/2046
(c),(d)
11,650 567
2.60%, 05/16/2059 680 672
2.60%, 03/16/2060 1,157 1,145
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047
(c)
300 314
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.55%, 08/15/2046
(c),(e)
2,000 2,103
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
5.13%, 12/15/2046
(c)
1,800 1,953
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.90%, 06/15/2051
(c)
500 550
WFRBS Commercial Mortgage Trust 2014-C23
4.53%, 10/15/2057
(c)
1,000 1,067
WFRBS Commercial Mortgage Trust 2014-LC14
4.34%, 03/15/2047
(c)
2,450 2,520
$ 29,126
Home Equity Asset Backed Securities - 0.36%
ACE Securities Corp Mortgage Loan Trust Series
2007-D1
6.93%, 02/25/2038
(c),(e)
835 816
Mortgage Backed Securities - 14.13%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(e)
639 643
Fannie Mae Grantor Trust 2005-T1
2.75%, 05/25/2035 221 220
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(c),(d)
1,581 258
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
1.70%, 06/25/2045
(c),(d)
$ 4,326 $ 278
3.00%, 10/25/2040
(d)
5,365 417
3.00%, 04/25/2042 974 987
3.00%, 02/25/2043 456 468
3.00%, 01/25/2046 744 760
3.00%, 05/25/2048 211 213
3.50%, 01/25/2040
(d)
2,583 214
3.50%, 11/25/2042 2,500 2,637
3.50%, 03/25/2048
(d)
2,148 162
4.00%, 12/25/2039
(d)
1,271 116
4.00%, 03/25/2045 1,000 1,131
4.00%, 04/25/2047 656 733
4.50%, 04/25/2045
(d)
3,278 671
7.00%, 04/25/2032 117 133
Freddie Mac REMICS
1.50%, 04/15/2028 993 978
1.55%, 05/15/2038
(c),(d)
3,591 164
2.50%, 11/15/2032 961 967
2.50%, 02/15/2043 944 946
3.00%, 11/15/2030
(d)
2,328 126
3.00%, 11/15/2035 950 962
3.00%, 06/15/2040 476 484
3.00%, 10/15/2041 391 400
3.00%, 04/15/2046 296 304
3.50%, 03/15/2029 322 341
3.50%, 08/15/2040
(d)
2,654 235
3.50%, 05/15/2043 803 833
3.50%, 09/15/2043 1,200 1,240
4.00%, 05/15/2039 4,200 4,377
Ginnie Mae
3.50%, 12/20/2034
(d)
695 7
3.50%, 05/20/2039 96 96
3.50%, 10/20/2044
(d)
5,195 738
3.50%, 11/20/2045 930 951
4.00%, 02/20/2044
(d)
3,334 522
4.00%, 04/20/2044
(d)
1,688 256
4.00%, 01/20/2046
(d)
1,732 231
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(e)
756 763
JP Morgan Mortgage Trust 2017-3
3.86%, 08/25/2047
(c),(e)
573 581
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(c),(e)
971 979
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(e)
1,548 1,633
New Residential Mortgage Loan Trust 2015-2
5.55%, 08/25/2055
(c),(e)
1,109 1,213
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(c)
749 768
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(c),(e)
628 631
$ 31,767
Other Asset Backed Securities - 0.82%
Chase Funding Trust Series 2004-1
2.86%, 12/25/2033 97 95
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 500 497
Towd Point Mortgage Trust
4.25%, 10/25/2053
(c),(e)
550 583
Towd Point Mortgage Trust 2017-6
3.25%, 10/25/2057
(c),(e)
700 672
$ 1,847
TOTAL BONDS $ 63,556

Schedule of Investments
Government & High Quality Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68.64%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 15.49%
2.00%, 10/01/2031 $ 726 $ 719
2.50%, 02/01/2028 677 683
3.00%, 02/01/2027 245 251
3.00%, 01/01/2031 564 578
3.00%, 01/01/2033 959 982
3.00%, 03/01/2037 406 413
3.00%, 08/01/2042 741 754
3.00%, 10/01/2042 1,034 1,052
3.00%, 10/01/2042 1,105 1,131
3.00%, 10/01/2042 536 546
3.00%, 05/01/2043 761 777
3.00%, 10/01/2046 804 822
3.00%, 01/01/2047 1,024 1,047
3.50%, 02/01/2032 1,148 1,191
3.50%, 04/01/2042 1,637 1,700
3.50%, 05/01/2042 594 617
3.50%, 07/01/2042 2,127 2,210
3.50%, 02/01/2044 862 893
3.50%, 08/01/2045 892 932
3.50%, 07/01/2046 721 752
3.50%, 01/01/2047 1,984 2,062
3.50%, 01/01/2048 1,050 1,096
4.00%, 07/01/2042 758 811
4.00%, 01/01/2043 1,023 1,079
4.00%, 04/01/2043 1,269 1,355
4.00%, 06/01/2043 1,255 1,329
4.00%, 10/01/2045 1,233 1,314
4.00%, 08/01/2047 1,503 1,602
4.00%, 01/01/2048 1,261 1,347
4.00%, 06/01/2048 1,440 1,534
4.50%, 09/01/2032 13 14
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11/01/2043 914 999
5.00%, 10/01/2025 116 122
5.00%, 02/01/2033 155 169
5.00%, 06/01/2033 177 190
5.00%, 01/01/2034 485 527
5.00%, 07/01/2035 98 107
5.00%, 07/01/2035 22 25
5.00%, 07/01/2035 10 11
5.00%, 10/01/2035 45 49
5.50%, 03/01/2033 107 118
5.50%, 04/01/2038 7 8
5.50%, 05/01/2038 41 45
6.00%, 12/01/2023 3 3
6.00%, 05/01/2031 11 13
6.00%, 12/01/2031 12 14
6.00%, 09/01/2032 7 7
6.00%, 11/01/2033 50 56
6.00%, 11/01/2033 23 25
6.00%, 09/01/2034 50 57
6.00%, 02/01/2035 46 53
6.00%, 10/01/2036 45 51
6.00%, 03/01/2037 39 44
6.00%, 01/01/2038 7 8
6.00%, 01/01/2038 85 97
6.00%, 04/01/2038 41 45
6.50%, 08/01/2021 1 1
6.50%, 12/01/2021 7 7
6.50%, 04/01/2022 10 11
6.50%, 05/01/2022 6 6
6.50%, 05/01/2023 6 6
6.50%, 04/01/2024 2 2
6.50%, 04/01/2026 2 2
6.50%, 05/01/2026 3 3
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 4 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 03/01/2028 $ 2 $ 2
6.50%, 10/01/2028 15 17
6.50%, 11/01/2028 3 4
6.50%, 12/01/2028 8 8
6.50%, 03/01/2029 3 4
6.50%, 07/01/2031 19 21
6.50%, 08/01/2031 5 5
6.50%, 10/01/2031 8 9
6.50%, 10/01/2031 8 9
6.50%, 12/01/2031 13 15
6.50%, 02/01/2032 13 15
6.50%, 05/01/2032 33 39
6.50%, 04/01/2035 6 7
7.00%, 09/01/2023 4 4
7.00%, 12/01/2023 2 2
7.00%, 01/01/2024 2 2
7.00%, 09/01/2027 3 4
7.00%, 01/01/2028 30 32
7.00%, 04/01/2028 14 16
7.00%, 05/01/2028 2 3
7.00%, 10/01/2031 6 7
7.00%, 10/01/2031 12 13
7.00%, 04/01/2032 47 54
7.50%, 10/01/2030 7 8
7.50%, 02/01/2031 8 9
7.50%, 02/01/2031 4 4
7.50%, 02/01/2031 2 3
8.00%, 10/01/2030 16 19
8.50%, 07/01/2029 16 17
$ 34,831
Federal National Mortgage Association (FNMA) - 0.64%
3.00%, 04/01/2043 963 978
4.33%, 07/01/2034 20 20
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.21%
4.47%, 12/01/2033 108 112
1.00 x 12 Month USD LIBOR + 1.60%
4.77%, 12/01/2032 12 12
1.00 x 12 Month USD LIBOR + 1.64%
5.50%, 05/01/2033 14 15
6.00%, 05/01/2037 164 180
6.50%, 08/01/2025 17 18
6.50%, 11/01/2032 14 15
7.00%, 08/01/2028 15 17
7.00%, 12/01/2028 13 15
7.50%, 11/01/2029 12 13
8.00%, 05/01/2027 8 8
8.00%, 09/01/2027 3 2
8.50%, 10/01/2027 25 26
$ 1,431
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 36.78%
2.00%, 02/01/2032 438 433
2.50%, 06/01/2027 1,112 1,121
2.50%, 08/01/2028 747 753
2.50%, 12/01/2031 853 860
2.50%, 09/01/2032 575 580
3.00%, 05/01/2029 833 854
3.00%, 08/01/2031 1,598 1,638
3.00%, 10/01/2036 630 644
3.00%, 10/01/2042 1,516 1,547
3.00%, 11/01/2042 1,666 1,701
3.00%, 12/01/2042 1,481 1,512
3.00%, 02/01/2043 1,047 1,071
3.00%, 06/01/2043 1,852 1,891
3.00%, 08/01/2043 1,290 1,317
3.00%, 09/01/2046 1,529 1,560
3.00%, 10/01/2046 1,050 1,071

Schedule of Investments
Government & High Quality Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2046 $ 1,594 $ 1,630
3.00%, 01/01/2047 943 964
3.50%, 08/01/2031 795 824
3.50%, 02/01/2033 1,234 1,287
3.50%, 02/01/2042 1,158 1,207
3.50%, 09/01/2042 1,887 1,964
3.50%, 11/01/2042 1,284 1,339
3.50%, 12/01/2042 1,380 1,437
3.50%, 02/01/2043 491 515
3.50%, 09/01/2044 1,984 2,077
3.50%, 10/01/2044 623 652
3.50%, 11/01/2044 611 642
3.50%, 03/01/2045 620 648
3.50%, 03/01/2045 1,459 1,519
3.50%, 06/01/2045 1,017 1,065
3.50%, 09/01/2045 904 942
3.50%, 10/01/2045 685 718
3.50%, 11/01/2045 705 736
3.50%, 01/01/2046 691 724
3.50%, 03/01/2046 486 509
3.50%, 04/01/2046 1,075 1,125
3.50%, 03/01/2047 1,027 1,074
3.50%, 10/01/2047 764 799
4.00%, 01/01/2034 528 556
4.00%, 10/01/2037 989 1,031
4.00%, 02/01/2041 1,449 1,538
4.00%, 02/01/2042 855 909
4.00%, 08/01/2043 485 519
4.00%, 10/01/2043 417 439
4.00%, 04/01/2044 327 349
4.00%, 08/01/2044 544 581
4.00%, 10/01/2044 1,601 1,677
4.00%, 11/01/2044 526 563
4.00%, 12/01/2044 871 931
4.00%, 02/01/2045 890 951
4.00%, 08/01/2045 865 925
4.00%, 09/01/2045 1,908 2,039
4.00%, 05/01/2046 1,599 1,703
4.00%, 07/01/2046 730 780
4.00%, 08/01/2046 1,658 1,755
4.00%, 07/01/2047 1,071 1,144
4.00%, 10/01/2047 944 1,005
4.00%, 12/01/2047 862 921
4.00%, 03/01/2049 1,079 1,153
4.50%, 12/01/2019 2 2
4.50%, 01/01/2020 7 7
4.50%, 08/01/2039 1,680 1,813
4.50%, 03/01/2042 431 468
4.50%, 09/01/2043 1,744 1,902
4.50%, 10/01/2043 929 1,013
4.50%, 11/01/2043 1,040 1,134
4.50%, 09/01/2045 760 825
4.50%, 10/01/2045 976 1,069
4.50%, 11/01/2045 1,417 1,537
4.50%, 08/01/2048 1,037 1,126
4.50%, 09/01/2048 1,878 2,042
5.00%, 05/01/2033 1,174 1,281
5.00%, 04/01/2035 114 124
5.00%, 04/01/2035 89 98
5.00%, 07/01/2035 5 6
5.00%, 02/01/2038 373 409
5.00%, 02/01/2040 1,321 1,458
5.00%, 07/01/2041 1,049 1,158
5.50%, 08/01/2019 3 3
5.50%, 09/01/2019 2 2
5.50%, 05/01/2024 8 8
5.50%, 06/01/2033 58 64
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 02/01/2037 $ 4 $ 4
5.50%, 03/01/2038 107 119
6.00%, 06/01/2022 11 12
6.00%, 11/01/2028 13 14
6.00%, 12/01/2031 6 7
6.00%, 01/01/2033 50 57
6.00%, 07/01/2037 131 148
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 8 9
6.00%, 03/01/2038 56 63
6.50%, 11/01/2023 16 18
6.50%, 05/01/2024 6 6
6.50%, 09/01/2024 9 10
6.50%, 07/01/2025 10 11
6.50%, 02/01/2026 3 3
6.50%, 03/01/2026 1 1
6.50%, 05/01/2026 3 3
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 9 10
6.50%, 09/01/2028 16 18
6.50%, 02/01/2029 2 3
6.50%, 03/01/2029 5 6
6.50%, 04/01/2029 4 5
6.50%, 06/01/2031 10 11
6.50%, 06/01/2031 9 10
6.50%, 01/01/2032 4 4
6.50%, 04/01/2032 13 14
6.50%, 08/01/2032 9 10
6.50%, 02/01/2033 19 21
6.50%, 12/01/2036 33 38
6.50%, 07/01/2037 16 19
6.50%, 07/01/2037 25 29
6.50%, 02/01/2038 30 35
7.00%, 10/01/2029 14 16
7.00%, 05/01/2031 4 4
7.00%, 11/01/2031 20 22
7.50%, 04/01/2022 1 1
8.00%, 06/01/2030 2 2
9.00%, 09/01/2030 1 1
$ 82,736
Government National Mortgage Association (GNMA) - 6.65%
3.00%, 11/15/2042 931 953
3.00%, 12/15/2042 1,664 1,706
3.00%, 02/15/2043 1,454 1,490
3.50%, 01/15/2043 1,169 1,214
3.50%, 05/15/2043 1,347 1,398
3.50%, 06/20/2043 808 837
3.50%, 04/20/2045 783 810
3.50%, 06/20/2046 111 114
3.50%, 02/20/2047 855 882
3.50%, 05/20/2047 972 1,010
3.50%, 11/20/2047 747 772
4.00%, 08/15/2041 993 1,061
4.00%, 07/20/2047 958 1,000
4.50%, 07/15/2040 511 551
5.00%, 09/15/2033 5 6
5.00%, 02/15/2034 296 322
5.00%, 09/15/2039 38 42
5.50%, 11/15/2033 28 30
5.50%, 05/20/2035 125 137
5.50%, 03/15/2039 86 92
6.00%, 04/20/2026 4 4
6.00%, 05/20/2026 3 3
6.00%, 03/20/2028 2 3
6.00%, 06/20/2028 13 15
6.00%, 07/20/2028 7 8
6.00%, 02/20/2029 7 8

Schedule of Investments
Government & High Quality Bond Account
June 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 03/20/2029 $ 15 $ 17
6.00%, 07/20/2029 16 17
6.00%, 07/20/2033 113 129
6.50%, 12/20/2025 8 8
6.50%, 02/20/2026 6 6
6.50%, 03/20/2031 10 12
6.50%, 04/20/2031 11 13
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 3 3
7.00%, 01/15/2028 4 5
7.00%, 03/15/2028 56 58
7.00%, 05/15/2028 6 6
7.00%, 01/15/2029 12 13
7.00%, 03/15/2029 4 4
7.00%, 05/15/2031 8 9
7.00%, 09/15/2031 30 34
7.00%, 06/15/2032 116 131
7.50%, 02/15/2023 1 1
7.50%, 04/15/2023 6 6
7.50%, 09/15/2023 1 1
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 3 3
7.50%, 11/15/2023 2 2
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 2 2
8.00%, 01/15/2027 1 1
8.00%, 02/15/2027 1 1
$ 14,955
U.S. Treasury - 9.08%
1.13%, 12/31/2019 2,200 2,189
1.13%, 03/31/2020 2,200 2,186
1.25%, 01/31/2020 1,700 1,692
2.00%, 02/15/2025 2,700 2,727
2.13%, 12/31/2022 2,400 2,433
3.13%, 05/15/2021 2,500 2,562
4.25%, 11/15/2040 750 984
4.50%, 02/15/2036 1,000 1,319
5.25%, 11/15/2028 1,000 1,279
6.25%, 08/15/2023 2,600 3,063
$ 20,434
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 154,387
Total Investments $ 224,115
Other Assets and Liabilities -  0.36% 800
TOTAL NET ASSETS - 100.00% $ 224,915
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security is an Interest Only Strip.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,617 or 4.72% of net assets.
Portfolio Summary (unaudited)
Sector Percent
Mortgage Securities 86.64%
Government 9.08%
Money Market Funds 2.74%
Asset Backed Securities 1.18%
Other Assets and Liabilities
0.36%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 1,278 $ 27,281 $ 22,387 $ 6,172
$ 1,278 $ 27,281 $ 22,387 $ 6,172
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 24 $ — $ — $ —
$ 24 $ — $ — $ —
Amounts in thousands

Schedule of Investments
International Emerging Markets Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 96.74% Shares Held Value (000's)
Agriculture - 0.92%
KT&G Corp 9,779 $ 834
Apparel - 1.64%
Feng TAY Enterprise Co Ltd 52,000 406
Fila Korea Ltd 9,559 635
Makalot Industrial Co Ltd 67,000 453
$ 1,494
Automobile Manufacturers - 2.09%
Hyundai Motor Co 8,047 976
Kia Motors Corp 24,324 928
$ 1,904
Automobile Parts & Equipment - 0.65%
Weichai Power Co Ltd 348,000 589
Banks - 13.18%
Absa Group Ltd 42,910 537
Axis Bank Ltd 91,931 1,077
Banco do Brasil SA 45,000 630
Banco Santander Brasil SA 39,900 476
Bangkok Bank PCL 99,700 647
Bank of Communications Co Ltd 301,000 229
Bank Rakyat Indonesia Persero Tbk PT 2,142,100 661
China Construction Bank Corp 865,902 746
Credicorp Ltd 3,066 702
First Abu Dhabi Bank PJSC 108,867 441
Grupo Financiero Banorte SAB de CV 142,900 830
HDFC Bank Ltd 22,059 781
Industrial Bank Co Ltd 193,494 516
Krung Thai Bank PCL 707,200 450
OTP Bank Nyrt 22,763 907
PT Bank Central Asia Tbk 323,400 686
Sberbank of Russia PJSC ADR 73,183 1,128
State Bank of India
(a)
103,714 543
$ 11,987
Beverages - 0.96%
Kweichow Moutai Co Ltd 1,699 244
Thai Beverage PCL 1,017,500 625
$ 869
Building Materials - 1.31%
Anhui Conch Cement Co Ltd 78,396 474
China Lesso Group Holdings Ltd 134,000 108
Huaxin Cement Co Ltd 206,075 608
$ 1,190
Chemicals - 0.41%
UPL Ltd 27,252 370
Coal - 0.48%
Exxaro Resources Ltd 35,785 438
Commercial Services - 2.59%
CCR SA 80,400 287
New Oriental Education & Technology Group Inc
ADR
(a)
9,014 871
Qualicorp Consultoria e Corretora de Seguros SA 67,700 408
TAL Education Group ADR
(a)
20,725 790
$ 2,356
Computers - 2.11%
Globant SA
(a)
1,754 177
Lenovo Group Ltd 740,000 573
Tata Consultancy Services Ltd 20,297 655
Wipro Ltd 126,012 513
$ 1,918
Diversified Financial Services - 6.70%
Bajaj Finance Ltd 17,187 916
Capitec Bank Holdings Ltd 7,089 654
CTBC Financial Holding Co Ltd 790,000 543
Housing Development Finance Corp Ltd 28,259 897
Muthoot Finance Ltd 62,167 581
Old Mutual Ltd 408,607 615
Qudian Inc ADR
(a)
42,420 318
Shinhan Financial Group Co Ltd 26,247 1,021
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Tisco Financial Group PCL 180,300 $ 550
$ 6,095
Electrical Components & Equipment - 1.01%
Delta Electronics Inc 180,000 915
Electronics - 0.66%
Taiwan Union Technology Corp
(a)
149,000 599
Engineering & Construction - 1.00%
Daelim Industrial Co Ltd 2,648 264
Larsen & Toubro Ltd 28,625 644
$ 908
Food - 3.00%
Charoen Pokphand Foods PCL 666,500 614
Indofood Sukses Makmur Tbk PT 499,600 249
Nestle India Ltd 1,520 262
Uni -President Enterprises Corp 340,000 906
X5 Retail Group NV 20,397 698
$ 2,729
Forest Products & Paper - 0.42%
Mondi PLC 16,724 381
Gas - 0.92%
GAIL India Ltd 131,737 595
Perusahaan Gas Negara Tbk PT 1,625,500 243
$ 838
Insurance - 6.02%
AIA Group Ltd 123,200 1,330
BB Seguridade Participacoes SA 61,800 524
IRB Brasil Resseguros S/A 24,100 625
Ping An Insurance Group Co of China Ltd 196,500 2,363
Powszechny Zaklad Ubezpieczen SA 53,987 632
$ 5,474
Internet - 14.68%
AfreecaTV Co Ltd 6,895 368
Alibaba Group Holding Ltd ADR
(a)
26,515 4,493
JD.com Inc ADR
(a)
31,416 952
Just Dial Ltd
(a)
45,109 497
MercadoLibre Inc
(a)
559 342
Naspers Ltd 7,262 1,758
Tencent Holdings Ltd 103,700 4,691
Tongcheng-Elong Holdings Ltd
(a)
125,200 248
$ 13,349
Iron & Steel - 1.15%
Kumba Iron Ore Ltd 9,679 343
Vale SA 52,321 706
$ 1,049
Leisure Products & Services - 0.59%
China International Travel Service Corp Ltd 19,399 251
Giant Manufacturing Co Ltd
(a)
36,000 282
$ 533
Mining - 2.08%
AngloGold Ashanti Ltd 20,138 361
BHP Group PLC 27,906 715
Grupo Mexico SAB de CV 167,100 445
MMC Norilsk Nickel PJSC ADR 16,425 370
$ 1,891
Miscellaneous Manufacturers - 0.27%
Largan Precision Co Ltd 2,000 250
Oil & Gas - 8.22%
China Petroleum & Chemical Corp 730,000 497
CNOOC Ltd 490,000 836
Gazprom PJSC ADR 97,943 719
Indian Oil Corp Ltd 178,219 402
LUKOIL PJSC ADR 24,578 2,078
MOL Hungarian Oil & Gas PLC 19,659 218
Oil & Natural Gas Corp Ltd 220,607 536
Petroleo Brasileiro SA 45,600 355
PTT Exploration & Production PCL 112,000 494
PTT PCL 296,200 472

Schedule of Investments
International Emerging Markets Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Reliance Industries Ltd
(a)
48,104 $ 873
$ 7,480
Pharmaceuticals - 0.34%
China National Accord Medicines Corp Ltd 50,198 306
Pipelines - 0.56%
Petronet LNG Ltd 143,661 510
Real Estate - 1.35%
Future Land Development Holdings Ltd
(a)
398,000 524
Sunac China Holdings Ltd 144,000 707
$ 1,231
Retail - 6.10%
ANTA Sports Products Ltd 109,000 752
Atacadao SA 87,000 499
Home Product Center PCL 1,034,400 587
Li Ning Co Ltd 202,000 478
Lojas Renner SA 69,850 855
Suning.com Co Ltd 183,497 307
Wal-Mart de Mexico SAB de CV 438,600 1,197
Yum China Holdings Inc 18,828 870
$ 5,545
Semiconductors - 9.60%
Chipbond Technology Corp 110,000 215
Realtek Semiconductor Corp 91,000 670
Samsung Electronics Co Ltd 97,827 3,984
SK Hynix Inc 6,636 399
Taiwan Semiconductor Manufacturing Co Ltd 452,164 3,458
$ 8,726
Software - 1.49%
NetEase Inc ADR 3,016 771
Tech Mahindra Ltd 57,372 588
$ 1,359
Telecommunications - 2.67%
Accton Technology Corp 162,000 688
China Mobile Ltd 108,000 983
China Telecom Corp Ltd 1,056,000 532
KT Corp 9,162 225
$ 2,428
Textiles - 0.40%
Cia Hering 46,100 360
Transportation - 0.81%
Hyundai Glovis Co Ltd 5,284 738
Water - 0.36%
Guangdong Investment Ltd 168,000 332
TOTAL COMMON STOCKS $ 87,975
INVESTMENT COMPANIES - 1.39% Shares Held Value (000's)
Money Market Funds - 1.39%
Principal Government Money Market Fund
2.23%
(b),(c)
1,262,106 1,262
TOTAL INVESTMENT COMPANIES $ 1,262
PREFERRED STOCKS - 1.80% Shares Held Value (000's)
Banks - 0.94%
Banco Bradesco SA 0.19% 86,660 $ 854
Oil & Gas - 0.86%
Petroleo Brasileiro SA 0.02% 110,000 78 1
TOTAL PREFERRED STOCKS $ 1,63 5
Total Investments $ 90,87 2
Other Assets and Liabilities -  0.07% 6 4
TOTAL NET ASSETS - 100.00% $ 90,936
(a) Non-income producing security
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Country Percent
China 28.22%
India 12.36%
Korea, Republic Of 11.40%
Taiwan, Province Of China 10.33%
Brazil 8.09%
Russian Federation 5.49%
South Africa 5.17%
Thailand 4.87%
Hong Kong 2.90%
Mexico 2.72%
Indonesia 2.02%
United States 1.39%
Hungary 1.24%
Australia 0.78%
Peru 0.77%
Poland 0.69%
Argentina 0.58%
United Arab Emirates 0.49%
United Kingdom 0.42%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 2,711 $ 23,287 $ 24,736 $ 1,262
$ 2,711 $ 23,287 $ 24,736 $ 1,262
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 18 $ — $ — $ —
$ 18 $ — $ — $ —
Amounts in thousands

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 97.97% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc /The 201 $ 5
Omnicom Group Inc 455 37
Trade Desk Inc /The
(a)
167 38
$ 80
Aerospace & Defense - 3.10%
Boeing Co/The 29,209 10,632
General Dynamics Corp 245 45
Harris Corp 443 84
HEICO Corp 181 24
HEICO Corp - Class A 329 34
Lockheed Martin Corp 1,017 370
Northrop Grumman Corp 7,214 2,331
Raytheon Co 831 145
Spirit AeroSystems Holdings Inc 11,989 975
TransDigm Group Inc
(a)
158 76
$ 14,716
Agriculture - 0.43%
Altria Group Inc 4,151 196
Philip Morris International Inc 23,389 1,837
$ 2,033
Airlines - 0.02%
Alaska Air Group Inc 259 17
Delta Air Lines Inc 325 18
Southwest Airlines Co 1,184 60
United Airlines Holdings Inc
(a)
239 21
$ 116
Apparel - 0.51%
Capri Holdings Ltd
(a)
308 11
Carter's Inc 121 12
Columbia Sportswear Co 115 11
Hanesbrands Inc 1,251 22
NIKE Inc 26,973 2,264
VF Corp 853 74
$ 2,394
Automobile Manufacturers - 0.26%
PACCAR Inc 15,682 1,124
Tesla Inc
(a),(b)
389 87
$ 1,211
Automobile Parts & Equipment - 0.63%
Allison Transmission Holdings Inc 546 25
Aptiv PLC 36,094 2,918
WABCO Holdings Inc
(a)
182 24
$ 2,967
Banks - 0.30%
CIT Group Inc 53 3
Comerica Inc 52 4
Morgan Stanley 32,104 1,406
Signature Bank/New York NY 108 13
SVB Financial Group
(a)
19 4
Synovus Financial Corp 76 3
Western Alliance Bancorp
(a)
63 3
$ 1,436
Beverages - 1.33%
Brown-Forman Corp - A Shares 177 10
Brown-Forman Corp - B Shares 91,536 5,074
Coca-Cola Co/The 10,349 527
Monster Beverage Corp
(a)
1,447 92
PepsiCo Inc 4,616 605
$ 6,308
Biotechnology - 1.14%
Alexion Pharmaceuticals Inc
(a)
9,053 1,186
Alnylam Pharmaceuticals Inc
(a)
331 24
Amgen Inc 2,103 388
Biogen Inc
(a)
249 58
BioMarin Pharmaceutical Inc
(a)
668 57
Celgene Corp
(a)
2,633 243
Exact Sciences Corp
(a)
477 56
Exelixis Inc
(a)
457 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc 689 $ 47
Guardant Health Inc
(a)
169 15
Illumina Inc
(a)
406 150
Incyte Corp
(a)
664 56
Ionis Pharmaceuticals Inc
(a)
478 31
Moderna Inc
(a),(b)
100 2
Regeneron Pharmaceuticals Inc
(a)
64 20
Sage Therapeutics Inc
(a)
188 34
Seattle Genetics Inc
(a)
408 28
Vertex Pharmaceuticals Inc
(a)
16,384 3,004
$ 5,409
Building Materials - 0.03%
Armstrong World Industries Inc 228 22
Fortune Brands Home & Security Inc 224 13
Lennox International Inc 139 38
Martin Marietta Materials Inc 81 19
Vulcan Materials Co 468 64
$ 156
Chemicals - 1.52%
Air Products & Chemicals Inc 171 39
Axalta Coating Systems Ltd
(a)
311 9
Ecolab Inc 1,009 199
NewMarket Corp 32 13
PPG Industries Inc 389 45
RPM International Inc 122 8
Sherwin-Williams Co/The 14,916 6,836
Versum Materials Inc 471 24
WR Grace & Co 253 19
$ 7,192
Commercial Services - 5.99%
Automatic Data Processing Inc 1,205 199
Avalara Inc
(a)
237 17
Booz Allen Hamilton Holding Corp 606 40
Bright Horizons Family Solutions Inc
(a)
244 37
Cintas Corp 28,611 6,789
CoreLogic Inc /United States
(a)
95 4
CoStar Group Inc
(a)
143 79
Euronet Worldwide Inc
(a)
225 38
FleetCor Technologies Inc
(a)
12,076 3,392
Gartner Inc
(a)
350 56
Global Payments Inc 18,464 2,957
Grand Canyon Education Inc
(a)
37 4
H&R Block Inc 273 8
IHS Markit Ltd
(a)
1,017 65
MarketAxess Holdings Inc 138 44
Moody's Corp 456 89
Morningstar Inc 78 11
Paylocity Holding Corp
(a)
185 17
PayPal Holdings Inc
(a)
107,294 12,281
Quanta Services Inc 222 9
Robert Half International Inc 499 28
Rollins Inc 642 23
S&P Global Inc 683 156
Sabre Corp 311 7
Service Corp International/US 305 14
Total System Services Inc 13,905 1,784
TransUnion 769 57
Verisk Analytics Inc 635 93
WEX Inc
(a)
182 38
Worldpay Inc
(a)
583 71
$ 28,407
Computers - 2.85%
Accenture PLC - Class A 1,768 327
Apple Inc 34,467 6,822
Cognizant Technology Solutions Corp 123 8
Dell Technologies Inc
(a)
479 24
EPAM Systems Inc
(a)
230 40
Fortinet Inc
(a)
611 47
Genpact Ltd 153,993 5,865

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
HP Inc 5,210 $ 108
International Business Machines Corp 1,489 205
NCR Corp
(a)
559 18
NetApp Inc 1,003 62
$ 13,526
Consumer Products - 0.03%
Avery Dennison Corp 325 38
Church & Dwight Co Inc 920 67
Clorox Co/The 389 59
$ 164
Cosmetics & Personal Care - 1.43%
Estee Lauder Cos Inc /The 36,505 6,685
Procter & Gamble Co/The 795 87
$ 6,772
Distribution & Wholesale - 0.04%
Copart Inc
(a)
800 60
Fastenal Co 2,046 67
LKQ Corp
(a)
276 7
Pool Corp 168 32
$ 166
Diversified Financial Services - 6.04%
American Express Co 1,640 202
Ameriprise Financial Inc 77 11
Cboe Global Markets Inc 107 11
Charles Schwab Corp/The 71,433 2,871
Credit Acceptance Corp
(a)
36 17
Discover Financial Services 440 34
E*TRADE Financial Corp 182 8
Evercore Inc - Class A 64 6
Intercontinental Exchange Inc 22,752 1,956
Lazard Ltd 174 6
LPL Financial Holdings Inc 325 27
Mastercard Inc 4,025 1,065
Raymond James Financial Inc 123 10
SEI Investments Co 242 14
Synchrony Financial 735 26
T Rowe Price Group Inc 255 28
TD Ameritrade Holding Corp 27,750 1,385
Virtu Financial Inc 95 2
Visa Inc 120,838 20,971
Western Union Co/The 619 12
$ 28,662
Electric - 0.34%
Sempra Energy 11,660 1,603
Electrical Components & Equipment - 0.03%
AMETEK Inc 738 67
Emerson Electric Co 678 45
Hubbell Inc 150 20
$ 132
Electronics - 3.20%
Agilent Technologies Inc 169 13
Allegion PLC 315 35
Amphenol Corp 60,766 5,830
FLIR Systems Inc 124 7
Fortive Corp 92,296 7,524
Honeywell International Inc 8,373 1,462
Jabil Inc 240 8
Keysight Technologies Inc
(a)
751 67
Mettler -Toledo International Inc
(a)
97 81
National Instruments Corp 129 5
PerkinElmer Inc 128 12
Sensata Technologies Holding PLC
(a)
322 16
Trimble Inc
(a)
254 11
Waters Corp
(a)
275 59
Woodward Inc 212 24
$ 15,154
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.01%
Live Nation Entertainment Inc
(a)
497 $ 33
Madison Square Garden Co/The
(a)
9 2
Vail Resorts Inc 142 32
$ 67
Environmental Control - 0.41%
Republic Services Inc 113 10
Waste Connections Inc 18,553 1,773
Waste Management Inc 1,518 175
$ 1,958
Food - 0.07%
Campbell Soup Co 356 14
Hershey Co/The 472 63
Kellogg Co 353 19
Lamb Weston Holdings Inc 141 9
McCormick & Co Inc /MD 297 46
Pilgrim's Pride Corp
(a)
70 2
Post Holdings Inc
(a)
109 11
Sprouts Farmers Market Inc
(a)
208 4
Sysco Corp 2,257 160
TreeHouse Foods Inc
(a)
35 2
$ 330
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 271 22
Healthcare - Products - 9.43%
Abbott Laboratories 3,562 300
Align Technology Inc
(a)
307 84
Avantor Inc
(a)
73,352 1,400
Baxter International Inc 629 52
Becton Dickinson and Co 15,317 3,860
Bio- Techne Corp 160 33
Boston Scientific Corp
(a)
3,849 165
Bruker Corp 493 25
Cooper Cos Inc /The 40 14
Danaher Corp 53,845 7,696
Edwards Lifesciences Corp
(a)
28,898 5,338
Henry Schein Inc
(a)
148 10
Hill-Rom Holdings Inc 175 18
Hologic Inc
(a)
895 43
IDEXX Laboratories Inc
(a)
334 92
Intuitive Surgical Inc
(a)
22,191 11,640
Masimo Corp
(a)
209 31
ResMed Inc 561 69
STERIS PLC 53 8
Stryker Corp 24,038 4,941
Teleflex Inc 184 61
Thermo Fisher Scientific Inc 29,822 8,758
Varian Medical Systems Inc
(a)
378 52
West Pharmaceutical Services Inc 244 31
$ 44,721
Healthcare - Services - 2.12%
Anthem Inc 6,900 1,947
Centene Corp
(a)
19,262 1,011
Charles River Laboratories International Inc
(a)
209 30
Chemed Corp 73 26
Encompass Health Corp 254 16
HCA Healthcare Inc 25,311 3,421
Humana Inc 161 43
IQVIA Holdings Inc
(a)
212 34
Laboratory Corp of America Holdings
(a)
51 9
Molina Healthcare Inc
(a)
212 30
UnitedHealth Group Inc 9,900 2,416
WellCare Health Plans Inc
(a)
3,699 1,054
$ 10,037
Home Builders - 0.02%
Lennar Corp - A Shares 517 25
Lennar Corp - B Shares 141 5
NVR Inc
(a)
13 44
$ 74

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.00%
Dolby Laboratories Inc 91 $ 6
Tempur Sealy International Inc
(a)
200 15
$ 21
Housewares - 0.01%
Scotts Miracle- Gro Co/The 173 17
Toro Co/The 476 32
$ 49
Insurance - 0.13%
Alleghany Corp
(a)
7 5
Aon PLC 989 191
Arch Capital Group Ltd
(a)
228 8
Arthur J Gallagher & Co 154 14
Athene Holding Ltd
(a)
261 11
Axis Capital Holdings Ltd 46 3
Brown & Brown Inc 66 2
Erie Indemnity Co 64 16
Everest Re Group Ltd 51 13
Kemper Corp 56 5
Marsh & McLennan Cos Inc 1,893 189
Primerica Inc 122 15
Progressive Corp/The 1,113 89
RenaissanceRe Holdings Ltd 68 12
Travelers Cos Inc /The 384 57
Voya Financial Inc 57 3
$ 633
Internet - 19.65%
Alibaba Group Holding Ltd ADR
(a)
51,450 8,718
Alphabet Inc - A Shares
(a)
9,965 10,790
Alphabet Inc - C Shares
(a)
10,933 11,818
Amazon.com Inc
(a)
15,889 30,088
Anaplan Inc
(a)
361 18
Booking Holdings Inc
(a)
4,289 8,041
CDW Corp/DE 585 65
eBay Inc 3,320 131
Etsy Inc
(a)
497 30
Expedia Group Inc 471 63
F5 Networks Inc
(a)
242 35
Facebook Inc
(a)
66,152 12,768
GoDaddy Inc
(a)
695 49
IAC/InterActiveCorp
(a)
7,247 1,577
Match Group Inc 230 15
Netflix Inc
(a)
8,989 3,302
Okta Inc
(a)
423 52
Palo Alto Networks Inc
(a)
359 73
RingCentral Inc
(a)
309 35
Roku Inc
(a)
328 30
Spotify Technology SA
(a)
444 65
Tencent Holdings Ltd ADR 104,382 4,724
TripAdvisor Inc
(a)
375 17
Twitter Inc
(a)
2,848 99
Uber Technologies Inc
(a),(c)
9,331 433
VeriSign Inc
(a)
301 63
Zendesk Inc
(a)
447 40
Zscaler Inc
(a)
310 24
$ 93,163
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
(a)
212 11
Planet Fitness Inc
(a)
367 27
Polaris Industries Inc 230 21
$ 59
Lodging - 0.77%
Choice Hotels International Inc 103 9
Hilton Grand Vacations Inc
(a)
112 4
Hilton Worldwide Holdings Inc 23,515 2,299
Las Vegas Sands Corp 21,005 1,241
Marriott International Inc /MD 770 108
Wyndham Hotels & Resorts Inc 152 8
$ 3,669
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.82%
BWX Technologies Inc 74,267 $ 3,869
Caterpillar Inc 121 17
$ 3,886
Machinery - Diversified - 1.86%
Cognex Corp 657 32
Deere & Co 97 16
Dover Corp 287 29
Graco Inc 726 36
IDEX Corp 174 30
Middleby Corp/The
(a)
242 33
Nordson Corp 230 33
Rockwell Automation Inc 473 77
Roper Technologies Inc 23,137 8,474
Xylem Inc /NY 716 60
$ 8,820
Media - 0.20%
Altice USA Inc
(a)
1,253 31
AMC Networks Inc
(a)
185 10
Cable One Inc 17 20
CBS Corp 1,150 57
Charter Communications Inc
(a)
260 103
Comcast Corp - Class A 14,368 607
FactSet Research Systems Inc 141 40
Fox Corp - A Shares 169 6
Fox Corp - B Shares 103 4
New York Times Co/The 153 5
Nexstar Media Group Inc 146 15
Sinclair Broadcast Group Inc 240 13
Sirius XM Holdings Inc
(b)
5,509 31
World Wrestling Entertainment Inc 178 13
$ 955
Miscellaneous Manufacturers - 0.14%
3M Co 1,187 206
AO Smith Corp 159 8
AptarGroup Inc 120 15
Carlisle Cos Inc 219 31
Donaldson Co Inc 555 28
Hexcel Corp 361 29
Illinois Tool Works Inc 1,442 217
Ingersoll-Rand PLC 1,112 141
$ 675
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(a)
222 46
Oil & Gas - 0.23%
Anadarko Petroleum Corp 492 35
Cabot Oil & Gas Corp 978 22
Concho Resources Inc 9,430 973
Diamondback Energy Inc 127 14
Parsley Energy Inc
(a)
576 11
Pioneer Natural Resources Co 268 41
$ 1,096
Packaging & Containers - 0.03%
Ball Corp 1,277 89
Berry Global Group Inc
(a)
252 13
Crown Holdings Inc
(a)
330 20
Sealed Air Corp 111 5
$ 127
Pharmaceuticals - 4.73%
AbbVie Inc 5,542 403
Agios Pharmaceuticals Inc
(a)
21 1
AmerisourceBergen Corp 629 54
Bristol-Myers Squibb Co 1,860 84
Cigna Corp 22,352 3,522
DexCom Inc
(a)
41,685 6,246
Eli Lilly & Co 11,744 1,301
Herbalife Nutrition Ltd
(a)
58 2
Horizon Therapeutics Plc
(a)
296 7
Jazz Pharmaceuticals PLC
(a)
213 30

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson 1,975 $ 275
McKesson Corp 118 16
Merck & Co Inc 9,942 834
Neurocrine Biosciences Inc
(a)
338 29
PRA Health Sciences Inc
(a)
262 26
Sarepta Therapeutics Inc
(a)
264 40
Zoetis Inc 84,210 9,557
$ 22,427
Pipelines - 0.01%
Cheniere Energy Inc
(a)
501 34
Equitrans Midstream Corp 77 2
ONEOK Inc 491 34
$ 70
REITs - 2.07%
American Homes 4 Rent 563 14
American Tower Corp 1,918 392
Americold Realty Trust 824 27
Brookfield Property REIT Inc 533 10
CoreSite Realty Corp 125 14
Crown Castle International Corp 1,957 255
Equinix Inc 232 117
Equity LifeStyle Properties Inc 350 42
Extra Space Storage Inc 407 43
Lamar Advertising Co 361 29
Outfront Media Inc 174 5
Public Storage 311 74
SBA Communications Corp
(a)
38,433 8,641
Simon Property Group Inc 755 121
Sun Communities Inc 104 13
UDR Inc 102 5
$ 9,802
Retail - 4.47%
Advance Auto Parts Inc 88 14
AutoZone Inc
(a)
100 110
Best Buy Co Inc 245 17
Burlington Stores Inc
(a)
266 45
CarMax Inc
(a)
320 28
Casey's General Stores Inc 34 5
Chipotle Mexican Grill Inc
(a)
99 73
Costco Wholesale Corp 18,759 4,957
Darden Restaurants Inc 497 60
Dollar General Corp 21,723 2,936
Dollar Tree Inc
(a)
509 55
Domino's Pizza Inc 165 46
Dunkin' Brands Group Inc 342 27
Five Below Inc
(a)
232 28
Home Depot Inc /The 2,400 499
L Brands Inc 267 7
Lowe's Cos Inc 3,078 311
Lululemon Athletica Inc
(a)
461 83
McDonald's Corp 6,798 1,411
Nordstrom Inc 536 17
Ollie's Bargain Outlet Holdings Inc
(a)
238 21
O'Reilly Automotive Inc
(a)
313 116
Restaurant Brands International Inc 21,346 1,484
Ross Stores Inc 24,682 2,447
Starbucks Corp 4,650 390
Target Corp 204 18
TJX Cos Inc /The 106,773 5,646
Tractor Supply Co 492 53
Ulta Beauty Inc
(a)
223 77
Wendy's Co/The 918 18
Williams-Sonoma Inc 101 7
Yum China Holdings Inc 1,179 54
Yum! Brands Inc 1,102 122
$ 21,182
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2.21%
Advanced Micro Devices Inc
(a)
2,775 $ 84
Analog Devices Inc 138 16
Applied Materials Inc 1,409 63
ASML Holding NV - NY Reg Shares 7,497 1,559
Broadcom Inc 1,070 308
Cree Inc
(a)
65 4
Entegris Inc 602 22
KLA-Tencor Corp 644 76
Lam Research Corp 1,038 195
Marvell Technology Group Ltd 68,561 1,637
Maxim Integrated Products Inc 20,599 1,232
NVIDIA Corp 1,618 266
NXP Semiconductors NV 44,440 4,338
QUALCOMM Inc 3,372 257
Skyworks Solutions Inc 57 4
Teradyne Inc 740 35
Texas Instruments Inc 2,601 298
Xilinx Inc 704 83
$ 10,477
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 137 31
Software - 18.43%
Activision Blizzard Inc 114 5
Adobe Inc
(a)
19,920 5,869
Akamai Technologies Inc
(a)
608 49
Alteryx Inc
(a)
227 25
ANSYS Inc
(a)
336 69
Aspen Technology Inc
(a)
303 38
Atlassian Corp PLC
(a)
1,913 251
Autodesk Inc
(a)
41,647 6,784
Black Knight Inc
(a)
605 36
Broadridge Financial Solutions Inc 472 60
Cadence Design Systems Inc
(a)
1,132 80
CDK Global Inc 527 26
Ceridian HCM Holding Inc
(a)
297 15
Cerner Corp 1,281 94
Citrix Systems Inc 469 46
Coupa Software Inc
(a)
276 35
Dropbox Inc - A Shares
(a)
938 23
Electronic Arts Inc
(a)
72,553 7,347
Fair Isaac Corp
(a)
128 40
Fidelity National Information Services Inc 9,690 1,188
First Data Corp
(a)
2,310 63
Fiserv Inc
(a)
1,086 99
HubSpot Inc
(a)
184 31
Intuit Inc 47,396 12,386
Jack Henry & Associates Inc 272 36
Manhattan Associates Inc
(a)
330 23
Medidata Solutions Inc
(a)
282 26
Microsoft Corp 209,801 28,105
MongoDB Inc
(a)
114 17
MSCI Inc 310 74
New Relic Inc
(a)
211 18
Oracle Corp 11,572 659
Paychex Inc 1,272 105
Paycom Software Inc
(a)
211 48
Pegasystems Inc 199 14
RealPage Inc
(a)
345 20
Red Hat Inc
(a)
13,106 2,461
salesforce.com Inc
(a)
61,290 9,300
ServiceNow Inc
(a)
7,477 2,053
Smartsheet Inc
(a)
419 20
SolarWinds Corp
(a)
294 5
Splunk Inc
(a)
17,016 2,140
SS&C Technologies Holdings Inc 830 48
Synopsys Inc
(a)
606 78
Tableau Software Inc
(a)
314 52
Take-Two Interactive Software Inc
(a)
200 23
Temenos AG ADR 3,668 655

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tencent Music Entertainment Group ADR
(a),(b)
70,967 $ 1,064
Teradata Corp
(a)
528 19
Twilio Inc
(a)
467 64
Veeva Systems Inc
(a)
503 82
VMware Inc 20,346 3,402
Workday Inc
(a)
10,000 2,056
Zoom Video Communications Inc
(a)
590 52
Zynga Inc
(a)
951 6
$ 87,384
Telecommunications - 0.28%
Arista Networks Inc
(a)
232 60
Cisco Systems Inc 18,382 1,006
Corning Inc 1,013 34
Motorola Solutions Inc 1,050 175
Switch Inc 457 6
T-Mobile US Inc
(a)
631 47
Ubiquiti Networks Inc
(b)
76 10
$ 1,338
Toys, Games & Hobbies - 0.01%
Hasbro Inc 456 48
Transportation - 0.39%
CH Robinson Worldwide Inc 433 37
CSX Corp 1,488 115
Expeditors International of Washington Inc 523 40
Genesee & Wyoming Inc
(a)
74 7
JB Hunt Transport Services Inc 9,453 864
Landstar System Inc 171 18
Norfolk Southern Corp 302 60
Old Dominion Freight Line Inc 134 20
Union Pacific Corp 2,853 483
United Parcel Service Inc 1,936 200
$ 1,844
Water - 0.20%
American Water Works Co Inc 8,002 928
TOTAL COMMON STOCKS $ 464,543
INVESTMENT COMPANIES - 2.08% Shares Held Value (000's)
Money Market Funds - 1.99%
BlackRock Liquidity FedFund 2.26%
(d),(e)
1,142,852 1,14 3
Principal Government Money Market Fund
2.23%
(d),(f)
8,311,899 8,31 2
$ 9,45 5
Principal Exchange-Traded Funds - 0.09%
Principal Millennials Index ETF
(f)
4,789 183
Principal Price Setters Index ETF
(f)
1,616 61
Principal Sustainable Momentum Index ETF
(f)
749 21
Principal U.S. Mega-Cap Multi-Factor Index ETF
(b),(f)
5,280 154
$ 419
TOTAL INVESTMENT COMPANIES $ 9,87 4
PREFERRED STOCKS - 0.11% Shares Held Value (000's)
Software - 0.08%
Magic Leap Inc - Series C 0.00%
(a),(c),(g),(h)
5,653 $ 153
Magic Leap Inc - Series D 0.00%
(a),(c),(h)
1,903 51
UIPATH Inc Ser D-1 0.00%
(a),(c),(h)
4,548 179
UIPATH Inc Ser D-2 0.00%
(a),(c),(h)
764 30
$ 413
Telecommunications - 0.03%
Aurora Innovation 0.00%
(a),(c),(h)
12,920 119
TOTAL PREFERRED STOCKS $ 532
CONVERTIBLE PREFERRED STOCKS
- 0.13% Shares Held Value (000's)
Internet - 0.13%
Airbnb Inc - Series D 0.00%
(a),(c),(g),(h)
3,936 $ 464
Airbnb Inc - Series E 0.00%
(a),(c),(g),(h)
1,119 132
$ 596
TOTAL CONVERTIBLE PREFERRED STOCKS $ 596
Total Investments $ 475,545
Other Assets and Liabilities -  (0.29)% (1,357)
TOTAL NET ASSETS - 100.00% $ 474,188
(a) Non-income producing security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d) Current yield shown is as of period end.
(e) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $1,143 or
0.24% of net assets.
(f) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,128 or 0.24%
of net assets.
Portfolio Summary (unaudited)
Sector Percent
Consumer, Non-cyclical 26.70%
Technology 23.58%
Communications 20.31%
Industrial 10.02%
Financial 8.54%
Consumer, Cyclical 6.76%
Money Market Funds 1.99%
Basic Materials 1.52%
Utilities 0.54%
Energy 0.24%
Domestic Equity Funds 0.09%
Other Assets and Liabilities
(0.29)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 6,022 $ 56,01 4 $ 53,724 $ 8,31 2
Principal Millennials Index ETF 150 — — 183
Principal Price Setters Index ETF 50 — — 61
Principal Sustainable Momentum Index ETF 18 — — 21
Principal U.S. Mega-Cap Multi-Factor Index ETF 132 — — 154
$ 6,372 $ 56,01 4 $ 53,724 $ 8,73 1
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 82 $ — $ — $ —
Principal Millennials Index ETF — — — 33
Principal Price Setters Index ETF — — — 11
Principal Sustainable Momentum Index ETF — — — 3
Principal U.S. Mega-Cap Multi-Factor Index ETF 1 — — 22
$ 83 $ — $ — $ 69
Amounts in thousands
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 160 $ 464 0.10%
Airbnb Inc - Series E   0.00% 07/14/2015 104 132 0.03%
Aurora Innovation   0.00% 03/01/2019 119 119 0.03%
Magic Leap Inc - Series C   0.00% 01/20/2016 13 0 153 0.02%
Magic Leap Inc - Series D   0.00% 10/12/2017 51 51 0.01%
Uber Technologies Inc 12/05/2014-1/16/2018 362 433 0.09%
UIPATH Inc Ser D-1   0.00% 04/26/2019 179 179 0.04%
UIPATH Inc Ser D-2   0.00% 04/26/2019 30 30 0.01%
Total $ 1,561 0.33%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2019 Long 18 $ 2,650 $ 17
Total $ 17
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 99.41% Shares Held Value (000's)
Advertising - 0.11%
Interpublic Group of Cos Inc /The 40,674 $ 919
Omnicom Group Inc 23,138 1,896
$ 2,815
Aerospace & Defense - 2.50%
Arconic Inc 41,961 1,083
Boeing Co/The 54,988 20,016
General Dynamics Corp 28,536 5,188
Harris Corp 12,413 2,348
L3 Technologies Inc 8,349 2,047
Lockheed Martin Corp 25,832 9,391
Northrop Grumman Corp 17,844 5,766
Raytheon Co 29,272 5,090
TransDigm Group Inc
(a)
5,141 2,487
United Technologies Corp 85,242 11,099
$ 64,515
Agriculture - 0.95%
Altria Group Inc 196,615 9,310
Archer-Daniels-Midland Co 58,867 2,402
Philip Morris International Inc 163,499 12,839
$ 24,551
Airlines - 0.40%
Alaska Air Group Inc 12,979 829
American Airlines Group Inc 41,606 1,357
Delta Air Lines Inc 62,606 3,553
Southwest Airlines Co 51,364 2,608
United Airlines Holdings Inc
(a)
23,228 2,034
$ 10,381
Apparel - 0.72%
Capri Holdings Ltd
(a)
15,863 550
Hanesbrands Inc 37,987 654
NIKE Inc 132,069 11,087
PVH Corp 7,873 745
Ralph Lauren Corp 5,485 623
Tapestry Inc 30,490 968
Under Armour Inc - Class A
(a)
19,758 501
Under Armour Inc - Class C
(a)
20,415 453
VF Corp 34,224 2,990
$ 18,571
Automobile Manufacturers - 0.47%
Ford Motor Co 411,816 4,213
General Motors Co 138,625 5,341
PACCAR Inc 36,407 2,609
$ 12,163
Automobile Parts & Equipment - 0.12%
Aptiv PLC 27,096 2,190
BorgWarner Inc 21,781 914
$ 3,104
Banks - 6.26%
Bank of America Corp 929,275 26,949
Bank of New York Mellon Corp/The 92,575 4,087
BB&T Corp 80,490 3,955
Citigroup Inc 243,018 17,019
Citizens Financial Group Inc 48,169 1,703
Comerica Inc 16,201 1,177
Fifth Third Bancorp 76,417 2,132
First Republic Bank/CA 17,316 1,691
Goldman Sachs Group Inc /The 35,755 7,315
Huntington Bancshares Inc /OH 109,970 1,520
JPMorgan Chase & Co 340,911 38,114
KeyCorp 105,961 1,881
M&T Bank Corp 14,358 2,442
Morgan Stanley 134,358 5,886
Northern Trust Corp 22,875 2,059
PNC Financial Services Group Inc /The 47,442 6,513
Regions Financial Corp 106,481 1,591
State Street Corp 39,216 2,198
SunTrust Banks Inc 46,641 2,931
SVB Financial Group
(a)
5,499 1,235
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 157,272 $ 8,241
Wells Fargo & Co 425,081 20,115
Zions Bancorp NA 19,186 882
$ 161,636
Beverages - 1.86%
Brown-Forman Corp - B Shares 17,481 969
Coca-Cola Co/The 403,494 20,546
Constellation Brands Inc 17,572 3,461
Molson Coors Brewing Co 19,734 1,105
Monster Beverage Corp
(a)
41,129 2,625
PepsiCo Inc 147,317 19,318
$ 48,024
Biotechnology - 2.04%
Alexion Pharmaceuticals Inc
(a)
23,565 3,086
Amgen Inc 64,099 11,812
Biogen Inc
(a)
20,377 4,766
Celgene Corp
(a)
74,115 6,851
Corteva Inc 78,693 2,327
Gilead Sciences Inc 133,628 9,028
Illumina Inc
(a)
15,448 5,687
Incyte Corp
(a)
18,704 1,589
Regeneron Pharmaceuticals Inc
(a)
8,264 2,587
Vertex Pharmaceuticals Inc
(a)
26,915 4,936
$ 52,669
Building Materials - 0.35%
Fortune Brands Home & Security Inc 14,701 840
Johnson Controls International plc 83,629 3,455
Martin Marietta Materials Inc 6,565 1,511
Masco Corp 30,849 1,210
Vulcan Materials Co 13,881 1,906
$ 8,922
Chemicals - 1.91%
Air Products & Chemicals Inc 23,133 5,237
Albemarle Corp 11,135 784
Celanese Corp 13,306 1,434
CF Industries Holdings Inc 23,234 1,085
Dow Inc 78,694 3,880
DuPont de Nemours Inc 78,691 5,907
Eastman Chemical Co 14,564 1,133
Ecolab Inc 26,656 5,263
FMC Corp 13,836 1,148
International Flavors & Fragrances Inc 10,651 1,545
Linde PLC 57,040 11,454
LyondellBasell Industries NV 31,912 2,749
Mosaic Co/The 37,299 934
PPG Industries Inc 24,812 2,896
Sherwin-Williams Co/The 8,538 3,913
$ 49,362
Commercial Services - 2.10%
Automatic Data Processing Inc 45,738 7,562
Cintas Corp 8,901 2,112
Equifax Inc 12,697 1,717
FleetCor Technologies Inc
(a)
9,058 2,544
Gartner Inc
(a)
9,467 1,524
Global Payments Inc 16,467 2,637
H&R Block Inc 21,365 626
IHS Markit Ltd
(a)
38,228 2,436
MarketAxess Holdings Inc 3,959 1,273
Moody's Corp 17,335 3,386
Nielsen Holdings PLC 37,358 844
PayPal Holdings Inc
(a)
123,474 14,133
Quanta Services Inc 14,931 570
Robert Half International Inc 12,451 710
Rollins Inc 15,489 555
S&P Global Inc 25,861 5,891
Total System Services Inc 17,109 2,194
United Rentals Inc
(a)
8,263 1,096
Verisk Analytics Inc 17,199 2,519
$ 54,329

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 5.12%
Accenture PLC - Class A 67,030 $ 12,385
Apple Inc 459,352 90,915
Cognizant Technology Solutions Corp 59,827 3,792
DXC Technology Co 28,192 1,555
Fortinet Inc
(a)
15,253 1,172
Hewlett Packard Enterprise Co 140,732 2,104
HP Inc 158,297 3,291
International Business Machines Corp 93,177 12,849
NetApp Inc 25,954 1,601
Seagate Technology PLC 26,476 1,248
Western Digital Corp 30,791 1,464
$ 132,376
Consumer Products - 0.38%
Avery Dennison Corp 8,871 1,026
Church & Dwight Co Inc 25,875 1,890
Clorox Co/The 13,386 2,050
Kimberly-Clark Corp 36,129 4,815
$ 9,781
Cosmetics & Personal Care - 1.55%
Colgate-Palmolive Co 90,221 6,466
Coty Inc 31,585 423
Estee Lauder Cos Inc /The 23,043 4,220
Procter & Gamble Co/The
(b)
263,601 28,904
$ 40,013
Distribution & Wholesale - 0.22%
Copart Inc
(a)
21,188 1,584
Fastenal Co 60,144 1,960
LKQ Corp
(a)
32,997 878
WW Grainger Inc 4,720 1,266
$ 5,688
Diversified Financial Services - 4.34%
Affiliated Managers Group Inc 5,381 496
Alliance Data Systems Corp 4,735 663
American Express Co 71,963 8,883
Ameriprise Financial Inc 14,073 2,043
BlackRock Inc 12,504 5,868
Capital One Financial Corp 49,350 4,478
Cboe Global Markets Inc 11,740 1,217
Charles Schwab Corp/The 124,863 5,018
CME Group Inc 37,619 7,302
Discover Financial Services 34,021 2,640
E*TRADE Financial Corp 25,713 1,147
Franklin Resources Inc 30,936 1,077
Intercontinental Exchange Inc 59,257 5,093
Invesco Ltd 42,097 861
Jefferies Financial Group Inc 26,628 512
Mastercard Inc 94,453 24,986
Nasdaq Inc 12,189 1,172
Raymond James Financial Inc 13,280 1,123
Synchrony Financial 66,646 2,311
T Rowe Price Group Inc 24,851 2,726
Visa Inc 182,751 31,716
Western Union Co/The 45,264 900
$ 112,232
Electric - 3.11%
AES Corp/VA 69,751 1,169
Alliant Energy Corp 24,832 1,219
Ameren Corp 25,809 1,938
American Electric Power Co Inc 51,855 4,564
CenterPoint Energy Inc 52,773 1,511
CMS Energy Corp 29,819 1,727
Consolidated Edison Inc 34,375 3,014
Dominion Energy Inc 84,320 6,520
DTE Energy Co 19,253 2,462
Duke Energy Corp 76,510 6,751
Edison International 34,239 2,308
Entergy Corp 19,959 2,054
Evergy Inc 25,653 1,543
Eversource Energy 33,744 2,556
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 102,037 $ 4,892
FirstEnergy Corp 53,056 2,271
NextEra Energy Inc 50,331 10,311
NRG Energy Inc 28,076 986
Pinnacle West Capital Corp 11,799 1,110
PPL Corp 75,848 2,352
Public Service Enterprise Group Inc 53,115 3,124
Sempra Energy 28,835 3,963
Southern Co/The 109,381 6,047
WEC Energy Group Inc 33,149 2,764
Xcel Energy Inc 54,087 3,218
$ 80,374
Electrical Components & Equipment - 0.25%
AMETEK Inc 23,943 2,175
Emerson Electric Co 64,590 4,309
$ 6,484
Electronics - 1.33%
Agilent Technologies Inc 33,208 2,479
Allegion PLC 9,873 1,091
Amphenol Corp 31,393 3,012
FLIR Systems Inc 14,231 770
Fortive Corp 30,989 2,526
Garmin Ltd 12,742 1,017
Honeywell International Inc 76,478 13,352
Keysight Technologies Inc
(a)
19,774 1,776
Mettler -Toledo International Inc
(a)
2,606 2,189
PerkinElmer Inc 11,656 1,123
TE Connectivity Ltd 35,402 3,391
Waters Corp
(a)
7,302 1,572
$ 34,298
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 12,060 1,018
Environmental Control - 0.28%
Pentair PLC 16,619 618
Republic Services Inc 22,643 1,962
Waste Management Inc 41,059 4,737
$ 7,317
Food - 1.25%
Campbell Soup Co 20,254 812
Conagra Brands Inc 51,064 1,354
General Mills Inc 62,927 3,305
Hershey Co/The 14,638 1,962
Hormel Foods Corp 28,611 1,160
JM Smucker Co/The 11,953 1,377
Kellogg Co 26,122 1,399
Kraft Heinz Co/The 65,383 2,030
Kroger Co/The 84,774 1,840
Lamb Weston Holdings Inc 15,371 974
McCormick & Co Inc /MD 12,868 1,995
Mondelez International Inc 151,375 8,159
Sysco Corp 49,692 3,514
Tyson Foods Inc 30,981 2,501
$ 32,382
Forest Products & Paper - 0.07%
International Paper Co 41,756 1,809
Gas - 0.09%
Atmos Energy Corp 12,294 1,298
NiSource Inc 39,209 1,129
$ 2,427
Hand & Machine Tools - 0.13%
Snap-on Inc 5,822 964
Stanley Black & Decker Inc 15,924 2,303
$ 3,267
Healthcare - Products - 4.04%
Abbott Laboratories 185,398 15,592
ABIOMED Inc
(a)
4,742 1,235
Align Technology Inc
(a)
7,651 2,094
Baxter International Inc 49,861 4,084

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Becton Dickinson and Co 28,346 $ 7,143
Boston Scientific Corp
(a)
146,144 6,281
Cooper Cos Inc /The 5,200 1,752
Danaher Corp 66,209 9,463
DENTSPLY SIRONA Inc 24,588 1,435
Edwards Lifesciences Corp
(a)
21,911 4,048
Henry Schein Inc
(a)
15,667 1,095
Hologic Inc
(a)
28,169 1,353
IDEXX Laboratories Inc
(a)
9,038 2,488
Intuitive Surgical Inc
(a)
12,132 6,364
Medtronic PLC 140,894 13,722
ResMed Inc 15,069 1,839
Stryker Corp 32,544 6,690
Teleflex Inc 4,850 1,606
Thermo Fisher Scientific Inc 42,035 12,345
Varian Medical Systems Inc
(a)
9,557 1,301
Zimmer Biomet Holdings Inc 21,522 2,534
$ 104,464
Healthcare - Services - 1.98%
Anthem Inc 27,028 7,627
Centene Corp
(a)
43,440 2,278
DaVita Inc
(a)
13,290 748
HCA Healthcare Inc 28,059 3,793
Humana Inc 14,190 3,764
IQVIA Holdings Inc
(a)
16,582 2,668
Laboratory Corp of America Holdings
(a)
10,351 1,790
Quest Diagnostics Inc 14,121 1,438
UnitedHealth Group Inc 99,872 24,370
Universal Health Services Inc 8,711 1,136
WellCare Health Plans Inc
(a)
5,287 1,507
$ 51,119
Home Builders - 0.15%
DR Horton Inc 35,687 1,539
Lennar Corp - A Shares 29,996 1,454
PulteGroup Inc 26,794 847
$ 3,840
Home Furnishings - 0.06%
Leggett & Platt Inc 13,795 529
Whirlpool Corp 6,657 948
$ 1,477
Housewares - 0.02%
Newell Brands Inc 40,906 631
Insurance - 4.17%
Aflac Inc 78,342 4,294
Allstate Corp/The 35,006 3,560
American International Group Inc 91,402 4,870
Aon PLC 25,276 4,878
Arthur J Gallagher & Co 19,468 1,705
Assurant Inc 6,460 687
Berkshire Hathaway Inc - Class B
(a)
203,644 43,411
Chubb Ltd 48,117 7,087
Cincinnati Financial Corp 15,943 1,653
Everest Re Group Ltd 4,280 1,058
Hartford Financial Services Group Inc /The 37,990 2,117
Lincoln National Corp 21,265 1,371
Loews Corp 28,196 1,541
Marsh & McLennan Cos Inc 53,737 5,360
MetLife Inc 99,875 4,961
Principal Financial Group Inc 27,223 1,577
Progressive Corp/The 61,371 4,905
Prudential Financial Inc 42,667 4,309
Torchmark Corp 10,629 951
Travelers Cos Inc /The 27,524 4,115
Unum Group 22,267 747
Willis Towers Watson PLC 13,581 2,601
$ 107,758
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 9.22%
Alphabet Inc - A Shares
(a)
31,467 $ 34,072
Alphabet Inc - C Shares
(a)
32,207 34,813
Amazon.com Inc
(a)
43,461 82,299
Booking Holdings Inc
(a)
4,550 8,530
eBay Inc 86,094 3,401
Expedia Group Inc 12,435 1,654
F5 Networks Inc
(a)
6,273 914
Facebook Inc
(a)
252,483 48,729
Netflix Inc
(a)
45,947 16,877
Symantec Corp 64,967 1,414
TripAdvisor Inc
(a)
10,877 504
Twitter Inc
(a)
76,736 2,678
VeriSign Inc
(a)
11,022 2,305
$ 238,190
Iron & Steel - 0.07%
Nucor Corp 32,030 1,765
Leisure Products & Services - 0.23%
Carnival Corp 42,078 1,958
Harley-Davidson Inc 16,717 599
Norwegian Cruise Line Holdings Ltd
(a)
22,636 1,214
Royal Caribbean Cruises Ltd 18,066 2,190
$ 5,961
Lodging - 0.38%
Hilton Worldwide Holdings Inc 30,588 2,990
Marriott International Inc /MD 29,045 4,075
MGM Resorts International 53,631 1,532
Wynn Resorts Ltd 10,182 1,262
$ 9,859
Machinery - Construction & Mining - 0.32%
Caterpillar Inc 60,099 8,191
Machinery - Diversified - 0.74%
Cummins Inc 15,226 2,609
Deere & Co 33,314 5,520
Dover Corp 15,272 1,530
Flowserve Corp 13,781 726
Rockwell Automation Inc 12,439 2,038
Roper Technologies Inc 10,912 3,997
Wabtec Corp 17,001 1,220
Xylem Inc /NY 18,909 1,582
$ 19,222
Media - 2.36%
CBS Corp 36,986 1,846
Charter Communications Inc
(a)
18,079 7,144
Comcast Corp - Class A 475,990 20,125
Discovery Inc - A Shares
(a)
16,588 509
Discovery Inc - C Shares
(a)
37,890 1,078
DISH Network Corp
(a)
24,247 931
Fox Corp - A Shares 37,238 1,364
Fox Corp - B Shares 17,063 623
News Corp - A Shares 40,515 547
News Corp - B Shares 13,007 182
Viacom Inc - B Shares 37,164 1,110
Walt Disney Co/The 183,456 25,618
$ 61,077
Mining - 0.20%
Freeport-McMoRan Inc 152,447 1,770
Newmont Goldcorp Corp 86,135 3,313
$ 5,083
Miscellaneous Manufacturers - 1.40%
3M Co 60,576 10,500
AO Smith Corp 14,833 700
Eaton Corp PLC 44,463 3,703
General Electric Co 916,472 9,623
Illinois Tool Works Inc 31,497 4,750
Ingersoll-Rand PLC 25,344 3,210
Parker-Hannifin Corp 13,482 2,292
Textron Inc 24,462 1,297
$ 36,075

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.03%
Xerox Corp 20,538 $ 727
Oil & Gas - 4.16%
Anadarko Petroleum Corp 52,767 3,723
Apache Corp 39,505 1,145
Cabot Oil & Gas Corp 44,483 1,021
Chevron Corp 200,187 24,911
Cimarex Energy Co 10,659 632
Concho Resources Inc 21,080 2,175
ConocoPhillips 118,770 7,245
Devon Energy Corp 43,634 1,244
Diamondback Energy Inc 16,267 1,773
EOG Resources Inc 60,986 5,682
Exxon Mobil Corp 444,646 34,073
Helmerich & Payne Inc 11,613 588
Hess Corp 26,786 1,703
HollyFrontier Corp 16,510 764
Marathon Oil Corp 85,955 1,221
Marathon Petroleum Corp 69,635 3,891
Noble Energy Inc 50,258 1,126
Occidental Petroleum Corp 78,609 3,953
Phillips 66 43,895 4,106
Pioneer Natural Resources Co 17,699 2,723
Valero Energy Corp 43,847 3,754
$ 107,453
Oil & Gas Services - 0.44%
Baker Hughes a GE Co 54,111 1,333
Halliburton Co 91,846 2,089
National Oilwell Varco Inc 40,556 901
Schlumberger Ltd 145,562 5,785
TechnipFMC PLC 44,262 1,148
$ 11,256
Packaging & Containers - 0.27%
Amcor PLC
(a)
170,570 1,960
Ball Corp 35,178 2,462
Packaging Corp of America 9,930 947
Sealed Air Corp 16,362 700
Westrock Co 27,012 985
$ 7,054
Pharmaceuticals - 5.76%
AbbVie Inc 155,358 11,298
Allergan PLC 32,382 5,422
AmerisourceBergen Corp 16,345 1,393
Bristol-Myers Squibb Co 171,898 7,795
Cardinal Health Inc 31,323 1,475
Cigna Corp 39,877 6,283
CVS Health Corp 136,521 7,439
Eli Lilly & Co 90,802 10,060
Johnson & Johnson 279,020 38,862
McKesson Corp 19,964 2,683
Merck & Co Inc 270,570 22,687
Mylan NV
(a)
54,170 1,031
Nektar Therapeutics
(a)
18,317 652
Perrigo Co PLC 13,148 626
Pfizer Inc 583,440 25,275
Zoetis Inc 50,302 5,709
$ 148,690
Pipelines - 0.42%
Kinder Morgan Inc /DE 204,591 4,272
ONEOK Inc 43,376 2,984
Williams Cos Inc /The 127,345 3,571
$ 10,827
Real Estate - 0.07%
CBRE Group Inc
(a)
32,865 1,686
REITs - 2.97%
Alexandria Real Estate Equities Inc 11,868 1,674
American Tower Corp 46,452 9,497
Apartment Investment & Management Co 15,641 784
AvalonBay Communities Inc 14,649 2,976
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Boston Properties Inc 16,238 $ 2,095
Crown Castle International Corp 43,690 5,695
Digital Realty Trust Inc 21,888 2,578
Duke Realty Corp 37,772 1,194
Equinix Inc 8,834 4,455
Equity Residential 38,931 2,956
Essex Property Trust Inc 6,906 2,016
Extra Space Storage Inc 13,394 1,421
Federal Realty Investment Trust 7,871 1,013
HCP Inc 50,231 1,606
Host Hotels & Resorts Inc 77,860 1,419
Iron Mountain Inc 30,148 944
Kimco Realty Corp 44,352 820
Macerich Co/The 11,132 373
Mid-America Apartment Communities Inc 11,979 1,411
Prologis Inc 66,290 5,310
Public Storage 15,772 3,756
Realty Income Corp 33,084 2,282
Regency Centers Corp 17,561 1,172
SBA Communications Corp
(a)
11,901 2,676
Simon Property Group Inc 32,471 5,188
SL Green Realty Corp 8,861 712
UDR Inc 29,613 1,329
Ventas Inc 38,821 2,653
Vornado Realty Trust 18,242 1,169
Welltower Inc 42,555 3,469
Weyerhaeuser Co 78,269 2,062
$ 76,705
Retail - 5.45%
Advance Auto Parts Inc 7,538 1,162
AutoZone Inc
(a)
2,578 2,834
Best Buy Co Inc 24,416 1,703
CarMax Inc
(a)
17,466 1,517
Chipotle Mexican Grill Inc
(a)
2,562 1,878
Costco Wholesale Corp 46,217 12,213
Darden Restaurants Inc 12,924 1,573
Dollar General Corp 27,148 3,669
Dollar Tree Inc
(a)
24,967 2,681
Foot Locker Inc 11,803 495
Gap Inc /The 22,244 400
Genuine Parts Co 15,349 1,590
Home Depot Inc /The 115,630 24,048
Kohl's Corp 17,028 810
L Brands Inc 24,103 629
Lowe's Cos Inc 82,277 8,303
Macy's Inc 32,459 697
McDonald's Corp 80,242 16,663
Nordstrom Inc 11,052 352
O'Reilly Automotive Inc
(a)
8,226 3,038
Ross Stores Inc 38,615 3,827
Starbucks Corp 127,286 10,670
Target Corp 53,842 4,663
Tiffany & Co 11,355 1,063
TJX Cos Inc /The 127,440 6,739
Tractor Supply Co 12,679 1,379
Ulta Beauty Inc
(a)
5,837 2,025
Walgreens Boots Alliance Inc 81,672 4,465
Walmart Inc 147,002 16,242
Yum! Brands Inc 32,155 3,559
$ 140,887
Savings & Loans - 0.03%
People's United Financial Inc 41,445 695
Semiconductors - 3.75%
Advanced Micro Devices Inc
(a)
93,205 2,831
Analog Devices Inc 38,858 4,386
Applied Materials Inc 98,376 4,418
Broadcom Inc 41,599 11,975
Intel Corp 470,490 22,522
IPG Photonics Corp
(a)
3,741 577

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
KLA-Tencor Corp 16,985 $ 2,008
Lam Research Corp 15,756 2,960
Maxim Integrated Products Inc 28,629 1,713
Microchip Technology Inc 25,003 2,168
Micron Technology Inc
(a)
116,303 4,488
NVIDIA Corp 63,999 10,510
Qorvo Inc
(a)
12,522 834
QUALCOMM Inc 127,758 9,718
Skyworks Solutions Inc 18,149 1,402
Texas Instruments Inc 98,596 11,315
Xilinx Inc 26,684 3,146
$ 96,971
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 4,366 981
Software - 7.71%
Activision Blizzard Inc 80,499 3,800
Adobe Inc
(a)
51,278 15,109
Akamai Technologies Inc
(a)
17,245 1,382
ANSYS Inc
(a)
8,820 1,807
Autodesk Inc
(a)
23,079 3,760
Broadridge Financial Solutions Inc 12,205 1,558
Cadence Design Systems Inc
(a)
29,533 2,091
Cerner Corp 34,198 2,507
Citrix Systems Inc 13,143 1,290
Electronic Arts Inc
(a)
31,176 3,157
Fidelity National Information Services Inc 34,032 4,175
Fiserv Inc
(a)
41,241 3,760
Intuit Inc 27,243 7,119
Jack Henry & Associates Inc 8,113 1,086
Microsoft Corp 805,287 107,876
MSCI Inc 8,898 2,125
Oracle Corp 255,006 14,528
Paychex Inc 33,614 2,766
Red Hat Inc
(a)
18,680 3,507
salesforce.com Inc
(a)
81,607 12,382
Synopsys Inc
(a)
15,752 2,027
Take-Two Interactive Software Inc
(a)
11,828 1,343
$ 199,155
Telecommunications - 3.27%
Arista Networks Inc
(a)
5,556 1,442
AT&T Inc 766,948 25,700
CenturyLink Inc 100,831 1,186
Cisco Systems Inc 449,864 24,621
Corning Inc 82,470 2,741
Juniper Networks Inc 36,186 964
Motorola Solutions Inc 17,317 2,887
Verizon Communications Inc 434,622 24,830
$ 84,371
Textiles - 0.04%
Mohawk Industries Inc
(a)
6,469 954
Toys, Games & Hobbies - 0.05%
Hasbro Inc 12,167 1,286
Transportation - 1.58%
CH Robinson Worldwide Inc 14,351 1,211
CSX Corp 80,784 6,250
Expeditors International of Washington Inc 18,075 1,371
FedEx Corp 25,193 4,136
JB Hunt Transport Services Inc 9,141 836
Kansas City Southern 10,570 1,288
Norfolk Southern Corp 27,951 5,571
Union Pacific Corp 74,387 12,580
United Parcel Service Inc 73,303 7,570
$ 40,813
Water - 0.08%
American Water Works Co Inc 18,970 2,200
TOTAL COMMON STOCKS $ 2,567,931
INVESTMENT COMPANIES - 0.55% Shares Held Value (000's)
Exchange-Traded Funds - 0.17%
iShares Core S&P 500 ETF 15,016 $ 4,427
Money Market Funds - 0.38%
Principal Government Money Market Fund
2.23%
(c),(d)
9,711,628 9,712
TOTAL INVESTMENT COMPANIES $ 14,139
Total Investments $ 2,582,070
Other Assets and Liabilities -  0.04% 1,139
TOTAL NET ASSETS - 100.00% $ 2,583,209
(a) Non-income producing security
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,135 or 0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Sector Percent
Consumer, Non-cyclical 21.91%
Financial 17.84%
Technology 16.61%
Communications 14.96%
Industrial 9.23%
Consumer, Cyclical 8.31%
Energy 5.02%
Utilities 3.28%
Basic Materials 2.25%
Money Market Funds 0.38%
Investment Companies 0.17%
Other Assets and Liabilities
0.04%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 56,593 $ 236,115 $ 282,996 $ 9,712
$ 56,593 $ 236,115 $ 282,996 $ 9,712
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 317 $ — $ — $ —
$ 317 $ — $ — $ —
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2019 Long 58 $ 8,538 $ 118
Total $ 118
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 93.74% Shares Held Value (000's)
Advertising - 0.10%
Interpublic Group of Cos Inc /The 3,249 $ 73
Omnicom Group Inc 1,849 152
$ 225
Aerospace & Defense - 2.35%
Arconic Inc 3,353 87
Boeing Co/The 4,394 1,599
General Dynamics Corp 2,280 415
Harris Corp 991 187
L3 Technologies Inc 667 164
Lockheed Martin Corp 2,064 750
Northrop Grumman Corp 1,425 460
Raytheon Co 2,339 407
TransDigm Group Inc
(a)
410 198
United Technologies Corp 6,811 887
$ 5,154
Agriculture - 0.90%
Altria Group Inc 15,710 744
Archer-Daniels-Midland Co 4,703 192
Philip Morris International Inc 13,064 1,026
$ 1,962
Airlines - 0.38%
Alaska Air Group Inc 1,037 66
American Airlines Group Inc 3,325 108
Delta Air Lines Inc 5,003 284
Southwest Airlines Co 4,105 209
United Airlines Holdings Inc
(a)
1,856 163
$ 830
Apparel - 0.68%
Capri Holdings Ltd
(a)
1,268 44
Hanesbrands Inc 3,035 52
NIKE Inc 10,552 886
PVH Corp 630 60
Ralph Lauren Corp 439 50
Tapestry Inc 2,436 77
Under Armour Inc - Class A
(a)
1,578 40
Under Armour Inc - Class C
(a)
1,631 36
VF Corp 2,734 239
$ 1,484
Automobile Manufacturers - 0.44%
Ford Motor Co 32,905 337
General Motors Co 11,076 427
PACCAR Inc 2,909 208
$ 972
Automobile Parts & Equipment - 0.11%
Aptiv PLC 2,166 175
BorgWarner Inc 1,740 73
$ 248
Banks - 5.90%
Bank of America Corp 74,252 2,153
Bank of New York Mellon Corp/The 7,397 327
BB&T Corp 6,431 316
Citigroup Inc 19,418 1,360
Citizens Financial Group Inc 3,849 136
Comerica Inc 1,295 94
Fifth Third Bancorp 6,106 170
First Republic Bank/CA 1,383 135
Goldman Sachs Group Inc /The 2,857 585
Huntington Bancshares Inc /OH 8,786 121
JPMorgan Chase & Co 27,240 3,046
KeyCorp 8,466 150
M&T Bank Corp 1,148 195
Morgan Stanley 10,736 470
Northern Trust Corp 1,827 164
PNC Financial Services Group Inc /The 3,791 520
Regions Financial Corp 8,509 127
State Street Corp 3,134 176
SunTrust Banks Inc 3,726 234
SVB Financial Group
(a)
440 99
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 12,567 $ 659
Wells Fargo & Co 33,966 1,607
Zions Bancorp NA 1,533 71
$ 12,915
Beverages - 1.75%
Brown-Forman Corp - B Shares 1,396 77
Coca-Cola Co/The 32,240 1,642
Constellation Brands Inc 1,404 276
Molson Coors Brewing Co 1,576 88
Monster Beverage Corp
(a)
3,286 210
PepsiCo Inc 11,771 1,544
$ 3,837
Biotechnology - 1.92%
Alexion Pharmaceuticals Inc
(a)
1,882 247
Amgen Inc 5,122 944
Biogen Inc
(a)
1,629 381
Celgene Corp
(a)
5,922 547
Corteva Inc 6,287 186
Gilead Sciences Inc 10,677 721
Illumina Inc
(a)
1,234 454
Incyte Corp
(a)
1,494 127
Regeneron Pharmaceuticals Inc
(a)
660 207
Vertex Pharmaceuticals Inc
(a)
2,150 394
$ 4,208
Building Materials - 0.33%
Fortune Brands Home & Security Inc 1,175 67
Johnson Controls International plc 6,683 276
Martin Marietta Materials Inc 524 121
Masco Corp 2,464 97
Vulcan Materials Co 1,109 152
$ 713
Chemicals - 1.80%
Air Products & Chemicals Inc 1,848 418
Albemarle Corp 889 63
Celanese Corp 1,064 115
CF Industries Holdings Inc 1,857 87
Dow Inc 6,288 310
DuPont de Nemours Inc 6,287 472
Eastman Chemical Co 1,164 91
Ecolab Inc 2,129 420
FMC Corp 1,106 92
International Flavors & Fragrances Inc 851 123
Linde PLC 4,558 915
LyondellBasell Industries NV 2,549 219
Mosaic Co/The 2,980 75
PPG Industries Inc 1,982 231
Sherwin-Williams Co/The 683 313
$ 3,944
Commercial Services - 1.98%
Automatic Data Processing Inc 3,654 604
Cintas Corp 711 169
Equifax Inc 1,014 137
FleetCor Technologies Inc
(a)
723 203
Gartner Inc
(a)
756 122
Global Payments Inc 1,316 211
H&R Block Inc 1,708 50
IHS Markit Ltd
(a)
3,054 195
MarketAxess Holdings Inc 316 102
Moody's Corp 1,386 271
Nielsen Holdings PLC 2,985 67
PayPal Holdings Inc
(a)
9,865 1,129
Quanta Services Inc 1,193 45
Robert Half International Inc 995 57
Rollins Inc 1,237 44
S&P Global Inc 2,067 471
Total System Services Inc 1,367 175
United Rentals Inc
(a)
661 88
Verisk Analytics Inc 1,374 201
$ 4,341

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4.83%
Accenture PLC - Class A 5,355 $ 989
Apple Inc 36,704 7,264
Cognizant Technology Solutions Corp 4,781 303
DXC Technology Co 2,252 124
Fortinet Inc
(a)
1,218 94
Hewlett Packard Enterprise Co 11,245 168
HP Inc 12,649 263
International Business Machines Corp 7,445 1,027
NetApp Inc 2,073 128
Seagate Technology PLC 2,116 100
Western Digital Corp 2,460 117
$ 10,577
Consumer Products - 0.36%
Avery Dennison Corp 708 82
Church & Dwight Co Inc 2,067 151
Clorox Co/The 1,070 164
Kimberly-Clark Corp 2,886 384
$ 781
Cosmetics & Personal Care - 1.46%
Colgate-Palmolive Co 7,208 517
Coty Inc 2,523 34
Estee Lauder Cos Inc /The 1,841 337
Procter & Gamble Co/The 21,062 2,309
$ 3,197
Distribution & Wholesale - 0.21%
Copart Inc
(a)
1,692 127
Fastenal Co 4,805 157
LKQ Corp
(a)
2,636 70
WW Grainger Inc 378 101
$ 455
Diversified Financial Services - 4.10%
Affiliated Managers Group Inc 430 39
Alliance Data Systems Corp 379 53
American Express Co 5,750 710
Ameriprise Financial Inc 1,125 163
BlackRock Inc 1,000 469
Capital One Financial Corp 3,943 358
Cboe Global Markets Inc 938 97
Charles Schwab Corp/The 9,976 401
CME Group Inc 3,005 583
Discover Financial Services 2,719 211
E*TRADE Financial Corp 2,055 92
Franklin Resources Inc 2,471 86
Intercontinental Exchange Inc 4,735 407
Invesco Ltd 3,363 69
Jefferies Financial Group Inc 2,128 41
Mastercard Inc 7,548 1,997
Nasdaq Inc 973 93
Raymond James Financial Inc 1,061 90
Synchrony Financial 5,326 185
T Rowe Price Group Inc 1,985 218
Visa Inc 14,603 2,534
Western Union Co/The 3,617 72
$ 8,968
Electric - 2.93%
AES Corp/VA 5,573 93
Alliant Energy Corp 1,984 97
Ameren Corp 2,062 155
American Electric Power Co Inc 4,143 364
CenterPoint Energy Inc 4,216 121
CMS Energy Corp 2,382 138
Consolidated Edison Inc 2,746 241
Dominion Energy Inc 6,737 521
DTE Energy Co 1,538 197
Duke Energy Corp 6,113 539
Edison International 2,735 184
Entergy Corp 1,594 164
Evergy Inc 2,050 123
Eversource Energy 2,696 204
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 8,153 $ 391
FirstEnergy Corp 4,239 181
NextEra Energy Inc 4,021 824
NRG Energy Inc 2,244 79
Pinnacle West Capital Corp 942 89
PPL Corp 6,060 188
Public Service Enterprise Group Inc 4,244 250
Sempra Energy 2,304 317
Southern Co/The 8,739 483
WEC Energy Group Inc 2,648 221
Xcel Energy Inc 4,321 257
$ 6,421
Electrical Components & Equipment - 0.24%
AMETEK Inc 1,913 174
Emerson Electric Co 5,160 344
$ 518
Electronics - 1.25%
Agilent Technologies Inc 2,654 198
Allegion PLC 789 87
Amphenol Corp 2,508 241
FLIR Systems Inc 1,137 61
Fortive Corp 2,476 202
Garmin Ltd 1,018 81
Honeywell International Inc 6,110 1,067
Keysight Technologies Inc
(a)
1,580 142
Mettler -Toledo International Inc
(a)
209 175
PerkinElmer Inc 931 90
TE Connectivity Ltd 2,829 271
Waters Corp
(a)
584 126
$ 2,741
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 964 81
Environmental Control - 0.27%
Pentair PLC 1,327 49
Republic Services Inc 1,809 157
Waste Management Inc 3,280 379
$ 585
Food - 1.18%
Campbell Soup Co 1,618 65
Conagra Brands Inc 4,080 108
General Mills Inc 5,028 264
Hershey Co/The 1,169 157
Hormel Foods Corp 2,286 92
JM Smucker Co/The 955 110
Kellogg Co 2,088 112
Kraft Heinz Co/The 5,224 162
Kroger Co/The 6,773 147
Lamb Weston Holdings Inc 1,228 78
McCormick & Co Inc /MD 1,028 159
Mondelez International Inc 12,095 652
Sysco Corp 3,970 281
Tyson Foods Inc 2,475 200
$ 2,587
Forest Products & Paper - 0.07%
International Paper Co 3,337 145
Gas - 0.09%
Atmos Energy Corp 982 104
NiSource Inc 3,132 90
$ 194
Hand & Machine Tools - 0.12%
Snap-on Inc 465 77
Stanley Black & Decker Inc 1,272 184
$ 261
Healthcare - Products - 3.81%
Abbott Laboratories 14,813 1,246
ABIOMED Inc
(a)
378 98
Align Technology Inc
(a)
611 167
Baxter International Inc 3,985 326

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Becton Dickinson and Co 2,264 $ 571
Boston Scientific Corp
(a)
11,677 502
Cooper Cos Inc /The 415 140
Danaher Corp 5,290 756
DENTSPLY SIRONA Inc 1,964 115
Edwards Lifesciences Corp
(a)
1,750 323
Henry Schein Inc
(a)
1,252 88
Hologic Inc
(a)
2,250 108
IDEXX Laboratories Inc
(a)
722 199
Intuitive Surgical Inc
(a)
969 508
Medtronic PLC 11,257 1,096
ResMed Inc 1,204 147
Stryker Corp 2,600 535
Teleflex Inc 387 128
Thermo Fisher Scientific Inc 3,359 986
Varian Medical Systems Inc
(a)
763 104
Zimmer Biomet Holdings Inc 1,719 202
$ 8,345
Healthcare - Services - 1.87%
Anthem Inc 2,159 609
Centene Corp
(a)
3,471 182
DaVita Inc
(a)
1,061 60
HCA Healthcare Inc 2,241 303
Humana Inc 1,134 301
IQVIA Holdings Inc
(a)
1,324 213
Laboratory Corp of America Holdings
(a)
827 143
Quest Diagnostics Inc 1,128 115
UnitedHealth Group Inc 7,981 1,947
Universal Health Services Inc 696 91
WellCare Health Plans Inc
(a)
422 120
$ 4,084
Home Builders - 0.14%
DR Horton Inc 2,851 123
Lennar Corp - A Shares 2,396 116
PulteGroup Inc 2,140 68
$ 307
Home Furnishings - 0.05%
Leggett & Platt Inc 1,102 42
Whirlpool Corp 531 76
$ 118
Housewares - 0.02%
Newell Brands Inc 3,268 50
Insurance - 3.93%
Aflac Inc 6,260 343
Allstate Corp/The 2,797 284
American International Group Inc 7,303 389
Aon PLC 2,019 390
Arthur J Gallagher & Co 1,555 136
Assurant Inc 516 55
Berkshire Hathaway Inc - Class B
(a)
16,271 3,469
Chubb Ltd 3,844 566
Cincinnati Financial Corp 1,273 132
Everest Re Group Ltd 342 85
Hartford Financial Services Group Inc /The 3,035 169
Lincoln National Corp 1,700 110
Loews Corp 2,253 123
Marsh & McLennan Cos Inc 4,293 428
MetLife Inc 7,981 396
Principal Financial Group Inc 2,175 126
Progressive Corp/The 4,903 392
Prudential Financial Inc 3,410 344
Torchmark Corp 849 76
Travelers Cos Inc /The 2,200 329
Unum Group 1,780 60
Willis Towers Watson PLC 1,085 208
$ 8,610
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 8.69%
Alphabet Inc - A Shares
(a)
2,514 $ 2,722
Alphabet Inc - C Shares
(a)
2,573 2,781
Amazon.com Inc
(a)
3,472 6,575
Booking Holdings Inc
(a)
364 682
eBay Inc 6,880 272
Expedia Group Inc 993 132
F5 Networks Inc
(a)
501 73
Facebook Inc
(a)
20,174 3,894
Netflix Inc
(a)
3,671 1,349
Symantec Corp 5,191 113
TripAdvisor Inc
(a)
869 40
Twitter Inc
(a)
6,131 214
VeriSign Inc
(a)
881 184
$ 19,031
Iron & Steel - 0.06%
Nucor Corp 2,559 141
Leisure Products & Services - 0.22%
Carnival Corp 3,362 156
Harley-Davidson Inc 1,335 48
Norwegian Cruise Line Holdings Ltd
(a)
1,809 97
Royal Caribbean Cruises Ltd 1,443 175
$ 476
Lodging - 0.36%
Hilton Worldwide Holdings Inc 2,445 239
Marriott International Inc /MD 2,321 326
MGM Resorts International 4,285 122
Wynn Resorts Ltd 813 101
$ 788
Machinery - Construction & Mining - 0.30%
Caterpillar Inc 4,803 655
Machinery - Diversified - 0.70%
Cummins Inc 1,216 208
Deere & Co 2,662 441
Dover Corp 1,220 122
Flowserve Corp 1,101 58
Rockwell Automation Inc 994 163
Roper Technologies Inc 871 319
Wabtec Corp 1,358 98
Xylem Inc /NY 1,510 126
$ 1,535
Media - 2.23%
CBS Corp 2,955 147
Charter Communications Inc
(a)
1,445 571
Comcast Corp - Class A 38,032 1,608
Discovery Inc - A Shares
(a)
1,325 41
Discovery Inc - C Shares
(a)
3,027 86
DISH Network Corp
(a)
1,937 74
Fox Corp - A Shares 2,975 109
Fox Corp - B Shares 1,363 50
News Corp - A Shares 3,237 44
News Corp - B Shares 1,039 14
Viacom Inc - B Shares 2,969 89
Walt Disney Co/The 14,658 2,047
$ 4,880
Mining - 0.19%
Freeport-McMoRan Inc 12,180 141
Newmont Goldcorp Corp 6,882 265
$ 406
Miscellaneous Manufacturers - 1.32%
3M Co 4,840 839
AO Smith Corp 1,185 56
Eaton Corp PLC 3,552 296
General Electric Co 73,228 769
Illinois Tool Works Inc 2,517 380
Ingersoll-Rand PLC 2,025 256
Parker-Hannifin Corp 1,078 183
Textron Inc 1,955 104
$ 2,883

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.03%
Xerox Corp 1,641 $ 58
Oil & Gas - 3.92%
Anadarko Petroleum Corp 4,216 297
Apache Corp 3,156 91
Cabot Oil & Gas Corp 3,554 82
Chevron Corp 15,995 1,990
Cimarex Energy Co 851 50
Concho Resources Inc 1,684 174
ConocoPhillips 9,490 579
Devon Energy Corp 3,487 99
Diamondback Energy Inc 1,299 142
EOG Resources Inc 4,872 454
Exxon Mobil Corp
(b)
35,528 2,722
Helmerich & Payne Inc 927 47
Hess Corp 2,140 136
HollyFrontier Corp 1,319 61
Marathon Oil Corp 6,868 98
Marathon Petroleum Corp 5,565 311
Noble Energy Inc 4,016 90
Occidental Petroleum Corp 6,281 316
Phillips 66 3,507 328
Pioneer Natural Resources Co 1,414 218
Valero Energy Corp 3,503 300
$ 8,585
Oil & Gas Services - 0.41%
Baker Hughes a GE Co 4,323 106
Halliburton Co 7,338 167
National Oilwell Varco Inc 3,240 72
Schlumberger Ltd 11,630 462
TechnipFMC PLC 3,537 92
$ 899
Packaging & Containers - 0.26%
Amcor PLC
(a)
13,629 156
Ball Corp 2,810 197
Packaging Corp of America 793 75
Sealed Air Corp 1,307 56
Westrock Co 2,158 79
$ 563
Pharmaceuticals - 5.43%
AbbVie Inc 12,413 903
Allergan PLC 2,588 433
AmerisourceBergen Corp 1,305 111
Bristol-Myers Squibb Co 13,735 623
Cardinal Health Inc 2,502 118
Cigna Corp 3,186 502
CVS Health Corp 10,908 594
Eli Lilly & Co 7,255 804
Johnson & Johnson 22,294 3,105
McKesson Corp 1,596 214
Merck & Co Inc 21,619 1,813
Mylan NV
(a)
4,328 82
Nektar Therapeutics
(a)
1,463 52
Perrigo Co PLC 1,050 50
Pfizer Inc 46,618 2,020
Zoetis Inc 4,019 456
$ 11,880
Pipelines - 0.40%
Kinder Morgan Inc /DE 16,347 341
ONEOK Inc 3,465 239
Williams Cos Inc /The 10,175 285
$ 865
Real Estate - 0.06%
CBRE Group Inc
(a)
2,626 135
REITs - 2.80%
Alexandria Real Estate Equities Inc 948 134
American Tower Corp 3,711 759
Apartment Investment & Management Co 1,250 63
AvalonBay Communities Inc 1,170 238
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Boston Properties Inc 1,297 $ 167
Crown Castle International Corp 3,490 455
Digital Realty Trust Inc 1,748 206
Duke Realty Corp 3,018 95
Equinix Inc 705 356
Equity Residential 3,110 236
Essex Property Trust Inc 551 161
Extra Space Storage Inc 1,070 114
Federal Realty Investment Trust 628 81
HCP Inc 4,013 128
Host Hotels & Resorts Inc 6,221 113
Iron Mountain Inc 2,408 75
Kimco Realty Corp 3,543 65
Macerich Co/The 889 30
Mid-America Apartment Communities Inc 957 113
Prologis Inc 5,296 424
Public Storage 1,260 300
Realty Income Corp 2,643 182
Regency Centers Corp 1,403 94
SBA Communications Corp
(a)
950 214
Simon Property Group Inc 2,594 414
SL Green Realty Corp 708 57
UDR Inc 2,366 106
Ventas Inc 3,101 212
Vornado Realty Trust 1,457 93
Welltower Inc 3,400 277
Weyerhaeuser Co 6,253 165
$ 6,127
Retail - 5.14%
Advance Auto Parts Inc 602 93
AutoZone Inc
(a)
206 226
Best Buy Co Inc 1,951 136
CarMax Inc
(a)
1,396 121
Chipotle Mexican Grill Inc
(a)
205 150
Costco Wholesale Corp 3,692 976
Darden Restaurants Inc 1,032 126
Dollar General Corp 2,170 293
Dollar Tree Inc
(a)
1,994 214
Foot Locker Inc 944 40
Gap Inc /The 1,778 32
Genuine Parts Co 1,226 127
Home Depot Inc /The 9,240 1,922
Kohl's Corp 1,361 65
L Brands Inc 1,925 50
Lowe's Cos Inc 6,575 663
Macy's Inc 2,593 56
McDonald's Corp 6,411 1,331
Nordstrom Inc 884 28
O'Reilly Automotive Inc
(a)
658 243
Ross Stores Inc 3,086 306
Starbucks Corp 10,171 853
Target Corp 4,303 373
Tiffany & Co 907 85
TJX Cos Inc /The 10,183 538
Tractor Supply Co 1,013 110
Ulta Beauty Inc
(a)
467 162
Walgreens Boots Alliance Inc 6,526 357
Walmart Inc 11,746 1,298
Yum! Brands Inc 2,569 284
$ 11,258
Savings & Loans - 0.03%
People's United Financial Inc 3,311 56
Semiconductors - 3.54%
Advanced Micro Devices Inc
(a)
7,447 226
Analog Devices Inc 3,104 350
Applied Materials Inc 7,861 353
Broadcom Inc 3,323 957
Intel Corp 37,594 1,800
IPG Photonics Corp
(a)
298 46

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
KLA-Tencor Corp 1,358 $ 160
Lam Research Corp 1,259 236
Maxim Integrated Products Inc 2,287 137
Microchip Technology Inc 1,997 173
Micron Technology Inc
(a)
9,293 359
NVIDIA Corp 5,113 840
Qorvo Inc
(a)
1,001 67
QUALCOMM Inc 10,208 777
Skyworks Solutions Inc 1,451 112
Texas Instruments Inc 7,878 904
Xilinx Inc 2,132 251
$ 7,748
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 349 78
Software - 7.27%
Activision Blizzard Inc 6,432 304
Adobe Inc
(a)
4,097 1,207
Akamai Technologies Inc
(a)
1,377 110
ANSYS Inc
(a)
704 144
Autodesk Inc
(a)
1,844 300
Broadridge Financial Solutions Inc 975 125
Cadence Design Systems Inc
(a)
2,359 167
Cerner Corp 2,732 200
Citrix Systems Inc 1,050 103
Electronic Arts Inc
(a)
2,491 252
Fidelity National Information Services Inc 2,719 334
Fiserv Inc
(a)
3,295 300
Intuit Inc 2,176 569
Jack Henry & Associates Inc 648 87
Microsoft Corp
(b)
64,344 8,620
MSCI Inc 711 170
Oracle Corp 20,376 1,161
Paychex Inc 2,685 221
Red Hat Inc
(a)
1,492 280
salesforce.com Inc
(a)
6,520 989
Synopsys Inc
(a)
1,258 162
Take-Two Interactive Software Inc
(a)
945 107
$ 15,912
Telecommunications - 3.08%
Arista Networks Inc
(a)
443 115
AT&T Inc 61,281 2,053
CenturyLink Inc 8,056 95
Cisco Systems Inc 35,946 1,967
Corning Inc 6,589 219
Juniper Networks Inc 2,892 77
Motorola Solutions Inc 1,383 231
Verizon Communications Inc 34,727 1,984
$ 6,741
Textiles - 0.03%
Mohawk Industries Inc
(a)
516 76
Toys, Games & Hobbies - 0.05%
Hasbro Inc 972 103
Transportation - 1.49%
CH Robinson Worldwide Inc 1,146 97
CSX Corp 6,455 499
Expeditors International of Washington Inc 1,444 110
FedEx Corp 2,013 330
JB Hunt Transport Services Inc 730 67
Kansas City Southern 844 103
Norfolk Southern Corp 2,234 445
Union Pacific Corp 5,944 1,005
United Parcel Service Inc 5,857 605
$ 3,261
Water - 0.08%
American Water Works Co Inc 1,515 176
TOTAL COMMON STOCKS $ 205,174
INVESTMENT COMPANIES - 6.19% Shares Held Value (000's)
Exchange-Traded Funds - 0.49%
iShares Core S&P 500 ETF 3,638 $ 1,073
Money Market Funds - 5.70%
Principal Government Money Market Fund
2.23%
(c),(d)
12,477,420 12,477
TOTAL INVESTMENT COMPANIES $ 13,550
TOTAL PURCHASED OPTIONS - 0.29% $ 627
Total Investments $ 219,351
Other Assets and Liabilities -  (0.22)% (481)
TOTAL NET ASSETS - 100.00% $ 218,870
(a) Non-income producing security
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,625 or 0.74% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Sector Percent
Consumer, Non-cyclical 20.66%
Financial 16.82%
Technology 15.67%
Communications 14.10%
Industrial 8.71%
Consumer, Cyclical 7.83%
Money Market Funds 5.70%
Energy 4.73%
Utilities 3.10%
Basic Materials 2.12%
Investment Companies 0.49%
Purchased Options 0.29%
Other Assets and Liabilities
(0.22)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 16,994 $ 21,563 $ 26,080 $ 12,477
$ 16,994 $ 21,563 $ 26,080 $ 12,477
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 154 $ — $ — $ —
$ 154 $ — $ — $ —
Amounts in thousands
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 150 $ 15 $ 3,000.00 07/22/2019 $ 211 $ 177 $ (34)
Put - S&P 500 Index N/A 200 $ 20 $ 2,900.00 07/22/2019 480 450 (30)
Total $ 691 $ 627 $ (64)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 150 $ 15 $ 3,010.00 07/22/2019 $ (169) $ (139) $ 30
Put - S&P 500 Index N/A 200 $ 20 $ 2,860.00 07/22/2019 (324) (295) 29
Total $ (493) $ (434) $ 59
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2019 Long 15 $ 2,208 $ 34
Total $ 34
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 99.83% Shares Held Value (000's)
Aerospace & Defense - 4.46%
HEICO Corp - Class A 17,141 $ 1,772
TransDigm Group Inc
(a)
51,133 24,738
$ 26,510
Banks - 2.26%
First Republic Bank/CA 103,378 10,095
M&T Bank Corp 19,773 3,363
$ 13,458
Beverages - 0.55%
Brown-Forman Corp - B Shares 58,759 3,257
Building Materials - 4.33%
Martin Marietta Materials Inc 41,758 9,609
Summit Materials Inc
(a)
130,783 2,518
Vulcan Materials Co 99,006 13,594
$ 25,721
Chemicals - 1.17%
Air Products & Chemicals Inc 30,699 6,949
Commercial Services - 10.87%
AMERCO 10,975 4,155
Gartner Inc
(a)
96,281 15,495
IHS Markit Ltd
(a)
183,133 11,669
Moody's Corp 29,822 5,825
S&P Global Inc 22,378 5,097
TransUnion 147,810 10,866
Verisk Analytics Inc 78,621 11,515
$ 64,622
Distribution & Wholesale - 2.93%
Copart Inc
(a)
185,560 13,869
Fastenal Co 108,714 3,543
$ 17,412
Electric - 1.93%
Brookfield Infrastructure Partners LP 205,893 8,841
Brookfield Renewable Partners LP
(b)
75,941 2,627
$ 11,468
Electronics - 1.63%
Mettler -Toledo International Inc
(a)
11,525 9,681
Entertainment - 2.76%
Live Nation Entertainment Inc
(a)
108,859 7,212
Vail Resorts Inc 41,146 9,183
$ 16,395
Hand & Machine Tools - 0.89%
Colfax Corp
(a)
189,073 5,300
Healthcare - Products - 1.11%
IDEXX Laboratories Inc
(a)
23,896 6,579
Home Builders - 1.50%
Lennar Corp - A Shares 100,588 4,874
Lennar Corp - B Shares 1,475 57
NVR Inc
(a)
1,174 3,957
$ 8,888
Insurance - 9.90%
Aon PLC 26,805 5,173
Arch Capital Group Ltd
(a)
265,526 9,846
Brown & Brown Inc 234,946 7,870
Fidelity National Financial Inc 306,776 12,363
Markel Corp
(a)
16,278 17,736
Progressive Corp/The 72,136 5,766
Trisura Group Ltd
(a)
4,276 98
$ 58,852
Internet - 4.61%
Liberty Expedia Holdings Inc
(a)
5,412 259
Shopify Inc
(a)
8,252 2,477
VeriSign Inc
(a)
64,808 13,555
Wayfair Inc
(a)
9,484 1,385
Wix.com Ltd
(a)
68,398 9,719
$ 27,395
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 3.35%
Hilton Worldwide Holdings Inc 153,510 $ 15,004
Hyatt Hotels Corp 64,719 4,927
$ 19,931
Machinery - Diversified - 1.82%
Cognex Corp 9,658 463
Roper Technologies Inc 28,253 10,348
$ 10,811
Media - 4.56%
Liberty Broadband Corp - A Shares
(a)
23,834 2,451
Liberty Broadband Corp - C Shares
(a)
45,035 4,693
Liberty Global PLC - A Shares
(a)
17,556 474
Liberty Global PLC - C Shares
(a)
211,639 5,615
Liberty Media Corp-Liberty Braves - A Shares
(a)
5,176 144
Liberty Media Corp-Liberty Braves - C Shares
(a)
22,134 619
Liberty Media Corp-Liberty Formula One - A
Shares
(a)
18,376 659
Liberty Media Corp-Liberty Formula One - C
Shares
(a)
174,915 6,544
Liberty Media Corp-Liberty SiriusXM - A Shares
(a)
37,270 1,409
Liberty Media Corp-Liberty SiriusXM - C Shares
(a)
117,889 4,477
$ 27,085
Pharmaceuticals - 0.11%
Elanco Animal Health Inc
(a)
19,493 659
Private Equity - 7.27%
Brookfield Asset Management Inc 493,980 23,602
Kennedy-Wilson Holdings Inc 216,745 4,459
KKR & Co Inc 344,283 8,700
Onex Corp 106,880 6,460
$ 43,221
Real Estate - 3.69%
Brookfield Business Partners LP 15,995 613
Brookfield Property Partners LP
(b)
99,799 1,889
CBRE Group Inc
(a)
229,772 11,787
Howard Hughes Corp/The
(a)
61,801 7,654
$ 21,943
REITs - 4.31%
Equinix Inc 10,691 5,392
SBA Communications Corp
(a)
85,066 19,126
Vornado Realty Trust 17,350 1,112
$ 25,630
Retail - 11.12%
CarMax Inc
(a)
204,545 17,761
Dollar General Corp 48,026 6,491
Domino's Pizza Inc 31,307 8,712
O'Reilly Automotive Inc
(a)
40,784 15,062
Restaurant Brands International Inc 245,338 17,061
Ross Stores Inc 10,148 1,006
$ 66,093
Semiconductors - 1.44%
Microchip Technology Inc 98,545 8,544
Software - 9.18%
ANSYS Inc
(a)
51,970 10,644
Autodesk Inc
(a)
67,248 10,955
Black Knight Inc
(a)
219,060 13,176
Guidewire Software Inc
(a)
53,426 5,416
MSCI Inc 22,303 5,326
RealPage Inc
(a)
101,029 5,946
Slack Technologies Inc
(a)
83,018 3,113
$ 54,576
Telecommunications - 1.81%
EchoStar Corp
(a)
20,491 908
GCI Liberty Inc
(a)
86,349 5,307
Motorola Solutions Inc 27,287 4,550
$ 10,765

Schedule of Investments
MidCap Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Textiles - 0.27%
Mohawk Industries Inc
(a)
10,732 $ 1,582
TOTAL COMMON STOCKS $ 593,327
INVESTMENT COMPANIES - 0.44% Shares Held Value (000's)
Money Market Funds - 0.44%
BlackRock Liquidity FedFund 2.26%
(c),(d)
1,182,965 1,183
Principal Government Money Market Fund
2.23%
(c),(e)
1,415,080 1,415
$ 2,598
TOTAL INVESTMENT COMPANIES $ 2,598
Total Investments $ 595,925
Other Assets and Liabilities -  (0.27)% (1,620)
TOTAL NET ASSETS - 100.00% $ 594,305
(a) Non-income producing security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $1,183 or
0.20% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Sector Percent
Financial 27.43%
Consumer, Cyclical 21.93%
Industrial 13.13%
Consumer, Non-cyclical 12.64%
Communications 10.98%
Technology 10.62%
Utilities 1.93%
Basic Materials 1.17%
Money Market Funds 0.44%
Other Assets and Liabilities
(0.27)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 4,942 $ 25,345 $ 28,872 $ 1,415
$ 4,942 $ 25,345 $ 28,872 $ 1,415
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 98.59% Shares Held Value (000's)
Aerospace & Defense - 2.55%
Boeing Co/The 2,817 $ 1,026
Northrop Grumman Corp 6,367 2,057
Teledyne Technologies Inc
(a)
2,970 813
$ 3,896
Airlines - 1.09%
Delta Air Lines Inc 29,234 1,659
Apparel - 1.46%
Deckers Outdoor Corp
(a)
8,769 1,543
NIKE Inc 8,151 684
$ 2,227
Automobile Manufacturers - 0.83%
PACCAR Inc 17,710 1,269
Banks - 6.27%
East West Bancorp Inc 3,471 162
JPMorgan Chase & Co 46,719 5,223
PNC Financial Services Group Inc /The 16,559 2,273
US Bancorp 36,686 1,923
$ 9,581
Beverages - 2.12%
Keurig Dr Pepper Inc 19,081 551
PepsiCo Inc 20,489 2,687
$ 3,238
Chemicals - 2.14%
Albemarle Corp 4,424 311
DuPont de Nemours Inc 9,412 707
FMC Corp 19,652 1,630
HB Fuller Co 13,424 623
$ 3,271
Commercial Services - 2.24%
Aaron's Inc 38,454 2,362
PayPal Holdings Inc
(a)
9,270 1,061
$ 3,423
Computers - 3.63%
Apple Inc 28,027 5,547
Consumer Products - 1.00%
Church & Dwight Co Inc 20,989 1,533
Distribution & Wholesale - 1.69%
IAA Inc
(a)
41,395 1,605
KAR Auction Services Inc 39,421 986
$ 2,591
Diversified Financial Services - 4.62%
Ameriprise Financial Inc 12,650 1,836
Charles Schwab Corp/The 14,916 600
Discover Financial Services 36,479 2,830
Visa Inc 10,384 1,802
$ 7,068
Electric - 3.40%
NextEra Energy Inc 13,639 2,794
Xcel Energy Inc 40,424 2,405
$ 5,199
Electronics - 1.20%
Honeywell International Inc 10,533 1,839
Environmental Control - 0.11%
Waste Connections Inc 1,721 164
Food - 1.64%
McCormick & Co Inc /MD 7,356 1,140
Tyson Foods Inc 17,003 1,373
$ 2,513
Hand & Machine Tools - 0.42%
Snap-on Inc 3,873 642
Healthcare - Products - 6.44%
Abbott Laboratories 14,551 1,224
Becton Dickinson and Co 7,321 1,845
Edwards Lifesciences Corp
(a)
5,252 970
Medtronic PLC 22,645 2,206
Thermo Fisher Scientific Inc 7,247 2,128
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Varian Medical Systems Inc
(a)
10,852 $ 1,477
$ 9,850
Healthcare - Services - 2.07%
UnitedHealth Group Inc 6,709 1,637
Universal Health Services Inc 11,730 1,530
$ 3,167
Home Builders - 0.26%
Thor Industries Inc 6,850 400
Insurance - 3.77%
Chubb Ltd 9,235 1,360
Fidelity National Financial Inc 64,820 2,612
Marsh & McLennan Cos Inc 17,995 1,795
$ 5,767
Internet - 7.75%
Alibaba Group Holding Ltd ADR
(a)
3,059 518
Alphabet Inc - A Shares
(a)
3,356 3,634
Amazon.com Inc
(a)
2,223 4,209
Booking Holdings Inc
(a)
219 411
Facebook Inc
(a)
12,837 2,478
Palo Alto Networks Inc
(a)
2,971 605
$ 11,855
Lodging - 0.78%
Marriott International Inc /MD 8,544 1,199
Machinery - Diversified - 0.99%
Deere & Co 9,163 1,518
Media - 3.05%
Comcast Corp - Class A 41,687 1,762
Nexstar Media Group Inc 10,075 1,018
Walt Disney Co/The 13,494 1,884
$ 4,664
Miscellaneous Manufacturers - 0.42%
3M Co 3,693 640
Oil & Gas - 5.15%
Chevron Corp 20,923 2,604
EOG Resources Inc 4,972 463
Royal Dutch Shell PLC - B shares ADR 46,272 3,042
Valero Energy Corp 20,581 1,762
$ 7,871
Pharmaceuticals - 5.81%
Bristol-Myers Squibb Co 29,939 1,358
Johnson & Johnson 14,174 1,974
Merck & Co Inc 36,252 3,040
Pfizer Inc 58,107 2,517
$ 8,889
REITs - 3.47%
Alexandria Real Estate Equities Inc 23,048 3,252
American Tower Corp 2,896 592
Extra Space Storage Inc 8,425 894
Simon Property Group Inc 3,564 569
$ 5,307
Retail - 3.18%
Costco Wholesale Corp 7,083 1,872
Home Depot Inc /The 8,603 1,789
Lululemon Athletica Inc
(a)
4,134 745
Starbucks Corp 5,508 462
$ 4,868
Semiconductors - 3.48%
Broadcom Inc 5,124 1,475
Lam Research Corp 3,981 748
Microchip Technology Inc 11,820 1,025
NVIDIA Corp 2,330 382
ON Semiconductor Corp
(a)
27,000 546
Taiwan Semiconductor Manufacturing Co Ltd
ADR
29,161 1,142
$ 5,318

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 8.30%
Adobe Inc
(a)
5,180 $ 1,526
Fair Isaac Corp
(a)
5,098 1,601
Fidelity National Information Services Inc 15,745 1,932
Microsoft Corp 51,307 6,873
ServiceNow Inc
(a)
2,756 757
$ 12,689
Telecommunications - 4.71%
Arista Networks Inc
(a)
2,360 613
Cisco Systems Inc 50,789 2,780
T-Mobile US Inc
(a)
19,182 1,422
Verizon Communications Inc 41,853 2,391
$ 7,206
Toys, Games & Hobbies - 1.34%
Hasbro Inc 19,401 2,05 1
Transportation - 1.21%
Expeditors International of Washington Inc 13,166 999
Union Pacific Corp 4,991 844
$ 1,843
TOTAL COMMON STOCKS $ 150,76 2
INVESTMENT COMPANIES - 1.54% Shares Held Value (000's)
Money Market Funds - 1.54%
Principal Government Money Market Fund
2.23%
(b),(c)
2,356,503 2,357
TOTAL INVESTMENT COMPANIES $ 2,357
Total Investments $ 153,11 9
Other Assets and Liabilities -  (0.13)% (20 4 )
TOTAL NET ASSETS - 100.00% $ 152,915
(a) Non-income producing security
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Sector Percent
Consumer, Non-cyclical 21.32%
Financial 18.13%
Communications 15.51%
Technology 15.41%
Consumer, Cyclical 10.63%
Industrial 6.90%
Energy 5.15%
Utilities 3.40%
Basic Materials 2.14%
Money Market Funds 1.54%
Other Assets and Liabilities
(0.13)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 2,989 $ 16,784 $ 17,416 $ 2,357
$ 2,989 $ 16,784 $ 17,416 $ 2,357
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 3 5 $ — $ — $ —
$ 3 5 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2019 (unaudited)
See accompanying notes.

85
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 23.50%
Blue Chip Fund
(a)
42,440 $ 1,081
Diversified International Fund
(a)
103,661 1,275
Diversified Real Asset Fund
(a)
49,264 563
Global Multi-Strategy Fund
(a)
168,075 1,800
International Small Company Fund
(a)
37,382 403
LargeCap Growth Fund I
(a)
65,757 1,035
MidCap Fund
(a)
30,941 913
SmallCap Growth Fund I
(a)
20,679 291
SmallCap Value Fund II
(a)
22,741 236
$ 7,597
Principal Funds, Inc. Institutional Class - 57.82%
Bond Market Index Fund
(a)
337,609 3,808
Equity Income Fund
(a)
24,348 782
High Yield Fund I
(a)
230,539 2,190
Inflation Protection Fund
(a)
201,531 1,729
LargeCap S&P 500 Index Fund
(a)
97,255 1,791
LargeCap Value Fund III
(a)
48,271 799
MidCap Value Fund I
(a)
33,549 470
Overseas Fund
(a)
130,669 1,243
Short-Term Income Fund
(a)
480,069 5,886
$ 18,698
Principal Variable Contracts Funds, Inc. Class 1 - 18.70%
Core Plus Bond Account
(a)
522,257 6,048
TOTAL INVESTMENT COMPANIES $ 32,343
Total Investments $ 32,343
Other Assets and Liabilities -  (0.02)% (5)
TOTAL NET ASSETS - 100.00% $ 32,338
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 64.74%
Domestic Equity Funds 22.88%
Specialty Funds 7.31%
International Equity Funds 5.09%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a),(b)
Sales
(a),(b)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 909 $ 47 $ 107 $ 1,081
Bond Market Index Fund 3,138 954 481 3,808
Core Plus Bond Account 6,111 403 882 6,048
Diversified International Fund Class R-6 — 1,671 119 1,275
Diversified International Fund Institutional Class 1,214 31 1,698 —
Diversified Real Asset Fund 570 51 115 563
Equity Income Fund 722 55 106 782
Global Multi-Strategy Fund 1,925 103 332 1,800
High Yield Fund I 2,900 265 1,122 2,190
Inflation Protection Fund 1,777 124 262 1,729
International Small Company Fund 380 29 66 403
LargeCap Growth Fund I 898 47 106 1,035
LargeCap S&P 500 Index Fund 1,617 93 211 1,791
LargeCap Value Fund III 746 47 106 799
MidCap Fund 748 45 101 913
MidCap Value Fund I — 508 28 470
MidCap Value Fund III 430 32 548 —
Overseas Fund 1,220 90 204 1,243
Short-Term Income Account 6,128 278 6,502 —
Short-Term Income Fund — 6,083 255 5,886
SmallCap Growth Fund I 240 14 31 291
SmallCap Value Fund II 220 14 32 236
$ 31,893 $ 10,984 $ 13,414 $ 32,343
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 6 $ — $ 226
Bond Market Index Fund — 1 — 196
Core Plus Bond Account — (3) — 419
Diversified International Fund Class R-6 — 12 — (289)
Diversified International Fund Institutional Class — 3 — 450
Diversified Real Asset Fund — 6 — 51
Equity Income Fund 8 8 — 103
Global Multi-Strategy Fund — 1 — 103
High Yield Fund I 89 (12) — 159
Inflation Protection Fund 9 3 — 87
International Small Company Fund — — — 60
LargeCap Growth Fund I — 8 — 188
LargeCap S&P 500 Index Fund — 13 — 279
LargeCap Value Fund III — 4 — 108
MidCap Fund — 8 — 213
MidCap Value Fund I — — — (10)
MidCap Value Fund III 6 — — 86
Overseas Fund — 5 — 132
Short-Term Income Account — 42 — 54
Short-Term Income Fund 3 0 1 — 57
SmallCap Growth Fund I — 3 — 65
SmallCap Value Fund II — 2 — 32
$ 14 2 $ 111 $ — $ 2,769
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.99%
Blue Chip Fund
(a)
362,661 $ 9,241
Diversified International Fund
(a)
1,017,585 12,516
Diversified Real Asset Fund
(a)
307,923 3,520
Global Multi-Strategy Fund
(a)
768,771 8,234
International Small Company Fund
(a)
360,518 3,886
LargeCap Growth Fund I
(a)
581,754 9,157
MidCap Fund
(a)
271,494 8,012
SmallCap Growth Fund I
(a)
195,976 2,755
SmallCap Value Fund II
(a)
218,886 2,274
$ 59,595
Principal Funds, Inc. Institutional Class - 52.51%
Bond Market Index Fund
(a)
1,794,958 20,247
Equity Income Fund
(a)
229,731 7,377
High Yield Fund I
(a)
1,034,072 9,824
Inflation Protection Fund
(a)
840,505 7,212
LargeCap S&P 500 Index Fund
(a)
860,477 15,841
LargeCap Value Fund III
(a)
446,453 7,393
MidCap Value Fund I
(a)
340,538 4,774
Overseas Fund
(a)
1,280,122 12,174
Short-Term Income Fund
(a)
1,314,496 16,116
$ 100,958
Principal Variable Contracts Funds, Inc. Class 1 - 16.50%
Core Plus Bond Account
(a)
2,740,106 31,730
TOTAL INVESTMENT COMPANIES $ 192,283
Total Investments $ 192,283
Other Assets and Liabilities -  0.00% (7)
TOTAL NET ASSETS - 100.00% $ 192,276
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 50.78%
Domestic Equity Funds 34.76%
International Equity Funds 8.35%
Specialty Funds 6.11%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a),(b)
Sales
(a),(b)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 7,401 $ 734 $ 821 $ 9,241
Bond Market Index Fund 14,856 6,558 2,179 20,247
Core Plus Bond Account 29,308 3,746 3,430 31,730
Diversified International Fund Class R-6 — 16,775 1,350 12,516
Diversified International Fund Institutional Class 11,047 232 15,825 —
Diversified Real Asset Fund 3,245 496 554 3,520
Equity Income Fund 6,379 812 821 7,377
Global Multi-Strategy Fund 8,687 598 1,526 8,234
High Yield Fund I 13,182 1,610 5,640 9,824
Inflation Protection Fund 6,906 830 889 7,212
International Small Company Fund 3,385 446 501 3,886
LargeCap Growth Fund I 7,561 734 821 9,157
LargeCap S&P 500 Index Fund 13,526 1,468 1,644 15,841
LargeCap Value Fund III 6,481 734 821 7,393
MidCap Fund 6,207 685 766 8,012
MidCap Value Fund I — 5,066 421 4,774
MidCap Value Fund III 4,052 190 4,836 —
Overseas Fund 11,082 1,419 1,588 12,174
Short-Term Income Account 16,035 431 16,721 —
Short-Term Income Fund — 17,224 1,267 16,116
SmallCap Growth Fund I 2,156 238 268 2,755
SmallCap Value Fund II 1,994 238 266 2,274
$ 173,490 $ 61,264 $ 62,955 $ 192,283
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 19 $ — $ 1,908
Bond Market Index Fund — 5 — 1,007
Core Plus Bond Account — 10 — 2,096
Diversified International Fund Class R-6 — (1) — (2,908)
Diversified International Fund Institutional Class — 4 — 4,542
Diversified Real Asset Fund — (4) — 337
Equity Income Fund 78 8 — 999
Global Multi-Strategy Fund — (1) — 476
High Yield Fund I 411 (60) — 732
Inflation Protection Fund 36 1 — 364
International Small Company Fund — 1 — 555
LargeCap Growth Fund I — (1) — 1,684
LargeCap S&P 500 Index Fund — (12) — 2,503
LargeCap Value Fund III — 7 — 992
MidCap Fund — 16 — 1,870
MidCap Value Fund I — (2) — 131
MidCap Value Fund III 62 6 — 588
Overseas Fund — — — 1,261
Short-Term Income Account — 26 — 229
Short-Term Income Fund 8 5 2 — 157
SmallCap Growth Fund I — 8 — 621
SmallCap Value Fund II — 2 — 306
$ 67 2 $ 34 $ — $ 20,450
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.05%
Blue Chip Fund
(a)
210,337 $ 5,359
Diversified International Fund
(a)
1,103,583 13,574
Diversified Real Asset Fund
(a)
273,266 3,123
Global Multi-Strategy Fund
(a)
610,146 6,535
International Small Company Fund
(a)
422,260 4,552
LargeCap Growth Fund I
(a)
973,708 15,326
MidCap Fund
(a)
317,536 9,371
Origin Emerging Markets Fund
(a)
294,578 3,167
SmallCap Growth Fund I
(a)
230,242 3,237
SmallCap Value Fund II
(a)
258,325 2,684
$ 66,928
Principal Funds, Inc. Institutional Class - 46.88%
Bond Market Index Fund
(a)
1,095,975 12,363
Equity Income Fund
(a)
142,775 4,585
High Yield Fund I
(a)
758,232 7,203
Inflation Protection Fund
(a)
397,332 3,409
LargeCap S&P 500 Index Fund
(a)
1,018,218 18,745
LargeCap Value Fund III
(a)
785,540 13,009
MidCap Value Fund I
(a)
414,228 5,807
Overseas Fund
(a)
1,389,163 13,211
$ 78,332
Principal Variable Contracts Funds, Inc. Class 1 - 13.07%
Core Plus Bond Account
(a)
1,886,464 21,845
TOTAL INVESTMENT COMPANIES $ 167,105
Total Investments $ 167,105
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 167,099
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 46.76%
Fixed Income Funds 34.94%
International Equity Funds 12.52%
Specialty Funds 5.78%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a),(b)
Sales
(a),(b)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 4,165 $ 339 $ 244 $ 5,359
Bond Market Index Fund 9,760 2,665 702 12,363
Core Plus Bond Account 19,749 1,928 1,265 21,845
Diversified International Fund Class R-6 — 14,113 675 13,574
Diversified International Fund Institutional Class 11,512 407 13,519 —
Diversified Real Asset Fund 2,743 333 240 3,123
Equity Income Fund 3,830 388 245 4,585
Global Multi-Strategy Fund 6,259 399 477 6,535
High Yield Fund I 7,946 931 2,084 7,203
Inflation Protection Fund 3,142 310 212 3,409
International Emerging Markets Fund 1,385 82 1,503 —
International Small Company Fund 3,807 399 287 4,552
LargeCap Growth Fund I 12,275 1,012 731 15,326
LargeCap S&P 500 Index Fund 15,471 1,364 984 18,745
LargeCap Value Fund III 11,001 1,012 730 13,009
MidCap Fund 7,031 619 447 9,371
MidCap Value Fund I — 5,889 177 5,807
MidCap Value Fund III 4,740 377 5,876 —
Origin Emerging Markets Fund 1,340 1,568 73 3,167
Overseas Fund 11,543 1,171 845 13,211
SmallCap Growth Fund I 2,454 220 159 3,237
SmallCap Value Fund II 2,267 220 159 2,684
$ 142,420 $ 35,746 $ 31,634 $ 167,105
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 2 $ — $ 1,097
Bond Market Index Fund — — — 640
Core Plus Bond Account — 1 — 1,432
Diversified International Fund Class R-6 — — — 136
Diversified International Fund Institutional Class — — — 1,600
Diversified Real Asset Fund — — — 287
Equity Income Fund 48 — — 612
Global Multi-Strategy Fund — — — 354
High Yield Fund I 264 (17) — 427
Inflation Protection Fund 17 — — 169
International Emerging Markets Fund — (69) — 105
International Small Company Fund — — — 633
LargeCap Growth Fund I — (2) — 2,772
LargeCap S&P 500 Index Fund — 1 — 2,893
LargeCap Value Fund III — — — 1,726
MidCap Fund — (1) — 2,169
MidCap Value Fund I — — — 95
MidCap Value Fund III 75 (1) — 760
Origin Emerging Markets Fund — — — 332
Overseas Fund — — — 1,342
SmallCap Growth Fund I — — — 722
SmallCap Value Fund II — — — 356
$ 404 $ (86) $ — $ 20,659
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36.69%
Blue Chip Fund
(a)
112,927 $ 2,877
Diversified International Fund
(a)
606,913 7,465
International Small Company Fund
(a)
218,957 2,360
LargeCap Growth Fund I
(a)
523,255 8,236
Origin Emerging Markets Fund
(a)
195,045 2,097
Real Estate Securities Fund
(a)
62,623 1,640
SmallCap Growth Fund I
(a)
123,378 1,735
SmallCap Value Fund II
(a)
141,965 1,475
$ 27,885
Principal Funds, Inc. Institutional Class - 53.75%
Bond Market Index Fund
(a)
322,704 3,640
Equity Income Fund
(a)
77,249 2,480
High Yield Fund I
(a)
251,740 2,392
LargeCap S&P 500 Index Fund
(a)
547,404 10,078
LargeCap Value Fund III
(a)
430,435 7,128
MidCap Growth Fund III
(a)
354,963 4,267
MidCap Value Fund I
(a)
256,636 3,598
Overseas Fund
(a)
764,060 7,266
$ 40,849
Principal Variable Contracts Funds, Inc. Class 1 - 9.57%
Core Plus Bond Account
(a)
628,349 7,276
TOTAL INVESTMENT COMPANIES $ 76,010
Total Investments $ 76,010
Other Assets and Liabilities -  (0.01)% (5)
TOTAL NET ASSETS - 100.00% $ 76,005
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 57.26%
Fixed Income Funds 27.33%
International Equity Funds 15.42%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a),(b)
Sales
(a),(b)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 2,222 $ 236 $ 167 $ 2,877
Bond Market Index Fund 3,098 654 308 3,640
Core Plus Bond Account 6,561 808 569 7,276
Diversified International Fund Class R-6 — 7,717 310 7,465
Diversified International Fund Institutional Class 6,277 284 7,450 —
Equity Income Fund 2,056 262 167 2,480
High Yield Fund I 2,331 339 399 2,392
International Emerging Markets Fund 911 72 1,007 —
International Small Company Fund 1,957 263 185 2,360
LargeCap Growth Fund I 6,553 708 499 8,236
LargeCap S&P 500 Index Fund 8,255 948 666 10,078
LargeCap Value Fund III 5,981 708 499 7,128
MidCap Growth Fund III 3,267 387 272 4,267
MidCap Value Fund I — 3,741 139 3,598
MidCap Value Fund III 2,913 292 3,732 —
Origin Emerging Markets Fund 878 1,062 60 2,097
Overseas Fund 6,294 816 575 7,266
Real Estate Securities Fund 1,306 210 136 1,640
SmallCap Growth Fund I 1,306 155 109 1,735
SmallCap Value Fund II 1,236 155 110 1,475
$ 63,402 $ 19,817 $ 17,359 $ 76,010
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 2 $ — $ 584
Bond Market Index Fund — — — 196
Core Plus Bond Account — — — 476
Diversified International Fund Class R-6 — (1) — 59
Diversified International Fund Institutional Class — (1) — 890
Equity Income Fund 26 — — 329
High Yield Fund I 80 — — 121
International Emerging Markets Fund — (221) — 245
International Small Company Fund — 1 — 324
LargeCap Growth Fund I — — — 1,474
LargeCap S&P 500 Index Fund — — — 1,541
LargeCap Value Fund III — — — 938
MidCap Growth Fund III — — — 885
MidCap Value Fund I — — — (4)
MidCap Value Fund III 47 — — 527
Origin Emerging Markets Fund — — — 217
Overseas Fund — 1 — 730
Real Estate Securities Fund 17 — — 260
SmallCap Growth Fund I — — — 383
SmallCap Value Fund II — — — 194
$ 170 $ (219) $ — $ 10,369
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.45%
Blue Chip Fund
(a)
58,816 $ 1,499
Diversified International Fund
(a)
316,173 3,889
International Small Company Fund
(a)
111,736 1,204
LargeCap Growth Fund I
(a)
274,663 4,323
Origin Emerging Markets Fund
(a)
104,422 1,123
Real Estate Securities Fund
(a)
29,596 775
SmallCap Growth Fund I
(a)
66,873 940
SmallCap Value Fund II
(a)
77,147 802
$ 14,555
Principal Funds, Inc. Institutional Class - 54.75%
Bond Market Index Fund
(a)
56,382 636
Equity Income Fund
(a)
40,331 1,295
High Yield Fund I
(a)
84,494 803
LargeCap S&P 500 Index Fund
(a)
286,010 5,265
LargeCap Value Fund III
(a)
226,761 3,755
MidCap Growth Fund III
(a)
189,811 2,282
MidCap Value Fund I
(a)
134,239 1,882
Overseas Fund
(a)
397,694 3,782
$ 19,700
Principal Variable Contracts Funds, Inc. Class 1 - 4.82%
Core Plus Bond Account
(a)
149,826 1,735
TOTAL INVESTMENT COMPANIES $ 35,990
Total Investments $ 35,990
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 35,984
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 63.41%
Fixed Income Funds 19.63%
International Equity Funds 16.98%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a),(b)
Sales
(a),(b)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 1,206 $ 75 $ 96 $ 1,499
Bond Market Index Fund 669 69 141 636
Core Plus Bond Account 1,656 132 170 1,735
Diversified International Fund Class R-6 — 4,156 275 3,889
Diversified International Fund Institutional Class 3,451 94 4,050 —
Equity Income Fund 1,125 89 97 1,295
High Yield Fund I 703 124 60 803
International Emerging Markets Fund 514 22 550 —
International Small Company Fund 1,055 83 107 1,204
LargeCap Growth Fund I 3,589 229 295 4,323
LargeCap S&P 500 Index Fund 4,520 306 394 5,265
LargeCap Value Fund III 3,309 229 294 3,755
MidCap Growth Fund III 1,828 125 160 2,282
MidCap Value Fund I — 1,953 80 1,882
MidCap Value Fund III 1,606 96 1,980 —
Origin Emerging Markets Fund 496 562 56 1,123
Overseas Fund 3,459 262 337 3,782
Real Estate Securities Fund 653 64 73 775
SmallCap Growth Fund I 739 51 65 940
SmallCap Value Fund II 706 51 66 802
$ 31,284 $ 8,772 $ 9,346 $ 35,990
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 1 $ — $ 313
Bond Market Index Fund — — — 39
Core Plus Bond Account — — — 117
Diversified International Fund Class R-6 — — — 8
Diversified International Fund Institutional Class — — — 505
Equity Income Fund 14 — — 178
High Yield Fund I 25 — — 36
International Emerging Markets Fund — (113) — 127
International Small Company Fund — — — 173
LargeCap Growth Fund I — — — 800
LargeCap S&P 500 Index Fund — — — 833
LargeCap Value Fund III — — — 511
MidCap Growth Fund III — — — 489
MidCap Value Fund I — — — 9
MidCap Value Fund III 23 — — 278
Origin Emerging Markets Fund — — — 121
Overseas Fund — — — 398
Real Estate Securities Fund 8 1 — 130
SmallCap Growth Fund I — — — 215
SmallCap Value Fund II — — — 111
$ 70 $ (111) $ — $ 5,391
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.07% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.22%
Blue Chip Fund
(a)
11,128 $ 283
Diversified International Fund
(a)
63,436 780
International Small Company Fund
(a)
21,696 234
LargeCap Growth Fund I
(a)
51,908 817
Origin Emerging Markets Fund
(a)
22,571 243
Real Estate Securities Fund
(a)
5,794 152
SmallCap Growth Fund I
(a)
13,218 186
SmallCap Value Fund II
(a)
15,331 159
$ 2,854
Principal Funds, Inc. Institutional Class - 55.63%
Bond Market Index Fund
(a)
5,962 67
Equity Income Fund
(a)
7,820 251
High Yield Fund I
(a)
12,646 120
LargeCap S&P 500 Index Fund
(a)
54,996 1,013
LargeCap Value Fund III
(a)
43,889 727
MidCap Growth Fund III
(a)
36,830 443
MidCap Value Fund I
(a)
27,271 382
Overseas Fund
(a)
79,702 758
$ 3,761
Principal Variable Contracts Funds, Inc. Class 1 - 2.22%
Core Plus Bond Account
(a)
12,937 150
TOTAL INVESTMENT COMPANIES $ 6,765
Total Investments $ 6,765
Other Assets and Liabilities -  (0.07)% (5)
TOTAL NET ASSETS - 100.00% $ 6,760
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 65.28%
International Equity Funds 18.26%
Fixed Income Funds 16.53%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a),(b)
Sales
(a),(b)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 187 $ 81 $ 39 $ 283
Bond Market Index Fund 27 58 21 67
Core Plus Bond Account 103 73 36 150
Diversified International Fund Class R-6 — 863 109 780
Diversified International Fund Institutional Class 543 88 696 —
Equity Income Fund 175 84 39 251
High Yield Fund I 102 50 37 120
International Emerging Markets Fund 87 29 117 —
International Small Company Fund 160 87 42 234
LargeCap Growth Fund I 555 244 118 817
LargeCap S&P 500 Index Fund 700 328 159 1,013
LargeCap Value Fund III 512 244 118 727
MidCap Growth Fund III 287 136 65 443
MidCap Value Fund I — 443 36 382
MidCap Value Fund III 257 95 427 —
Origin Emerging Markets Fund 84 166 31 243
Overseas Fund 544 284 137 758
Real Estate Securities Fund 99 60 28 152
SmallCap Growth Fund I 119 56 27 186
SmallCap Value Fund II 112 56 27 159
$ 4,653 $ 3,525 $ 2,309 $ 6,765
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 1 $ — $ 53
Bond Market Index Fund — — — 3
Core Plus Bond Account — — — 10
Diversified International Fund Class R-6 — — — 26
Diversified International Fund Institutional Class — — — 65
Equity Income Fund 3 — — 31
High Yield Fund I 4 — — 5
International Emerging Markets Fund — (8) — 9
International Small Company Fund — — — 29
LargeCap Growth Fund I — 1 — 135
LargeCap S&P 500 Index Fund — 1 — 143
LargeCap Value Fund III — 1 — 88
MidCap Growth Fund III — — — 85
MidCap Value Fund I — — — (25)
MidCap Value Fund III 5 — — 75
Origin Emerging Markets Fund — — — 24
Overseas Fund — — — 67
Real Estate Securities Fund 1 — — 21
SmallCap Growth Fund I — — — 38
SmallCap Value Fund II — — — 18
$ 13 $ (4) $ — $ 900
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.78%
Blue Chip Fund
(a)
40,930 $ 1,043
Diversified International Fund
(a)
51,194 630
Diversified Real Asset Fund
(a)
37,826 432
Global Multi-Strategy Fund
(a)
146,643 1,570
International Small Company Fund
(a)
18,802 203
MidCap Fund
(a)
24,823 732
SmallCap Growth Fund I
(a)
10,519 148
SmallCap Value Fund II
(a)
12,217 127
$ 4,885
Principal Funds, Inc. Institutional Class - 57.03%
Bond Market Index Fund
(a)
273,841 3,089
Equity Income Fund
(a)
25,154 808
High Yield Fund I
(a)
189,432 1,800
Inflation Protection Fund
(a)
126,379 1,084
LargeCap S&P 500 Index Fund
(a)
48,591 894
Overseas Fund
(a)
64,550 614
Short-Term Income Fund
(a)
417,182 5,115
$ 13,404
Principal Variable Contracts Funds, Inc. Class 1 - 22.21%
Core Plus Bond Account
(a)
450,771 5,220
TOTAL INVESTMENT COMPANIES $ 23,509
Total Investments $ 23,509
Other Assets and Liabilities -  (0.02)% (5)
TOTAL NET ASSETS - 100.00% $ 23,504
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 72.06%
Domestic Equity Funds 15.97%
Specialty Funds 8.52%
International Equity Funds 3.47%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 800 $ 73 $ 41 $ 1,043
Bond Market Index Fund 2,391 692 153 3,089
Core Plus Bond Account 4,624 544 288 5,220
Diversified International Fund Class R-6 — 718 16 630
Diversified International Fund Institutional Class 521 20 691 —
Diversified Real Asset Fund 369 58 33 432
Equity Income Fund 662 81 40 808
Global Multi-Strategy Fund 1,443 148 103 1,570
High Yield Fund I 1,941 281 521 1,800
Inflation Protection Fund 976 121 66 1,084
International Small Company Fund 165 23 13 203
LargeCap S&P 500 Index Fund 728 71 41 894
MidCap Fund 540 59 33 732
Overseas Fund 523 69 38 614
Short-Term Income Account 4,766 414 5,256 —
Short-Term Income Fund — 5,116 51 5,115
SmallCap Growth Fund I 111 12 7 148
SmallCap Value Fund II 106 12 7 127
$ 20,666 $ 8,512 $ 7,398 $ 23,509
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 1 $ — $ 210
Bond Market Index Fund — — — 159
Core Plus Bond Account — — — 340
Diversified International Fund Class R-6 — — — (72)
Diversified International Fund Institutional Class — — — 150
Diversified Real Asset Fund — — — 38
Equity Income Fund 9 1 — 104
Global Multi-Strategy Fund — — — 82
High Yield Fund I 65 (4) — 103
Inflation Protection Fund 5 — — 53
International Small Company Fund — — — 28
LargeCap S&P 500 Index Fund — 1 — 135
MidCap Fund — 1 — 165
Overseas Fund — — — 60
Short-Term Income Account — 88 — (12)
Short-Term Income Fund 25 — — 50
SmallCap Growth Fund I — — — 32
SmallCap Value Fund II — — — 16
$ 104 $ 88 $ — $ 1,641
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Real Estate Securities Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 98.93% Shares Held Value (000's)
Lodging - 2.81%
Extended Stay America Inc 58,773 $ 993
Hilton Worldwide Holdings Inc 34,419 3,364
$ 4,357
REITs - 93.60%
Alexandria Real Estate Equities Inc 48,638 6,862
American Homes 4 Rent 117,715 2,862
American Tower Corp 5,556 1,136
Americold Realty Trust 54,677 1,773
Apartment Investment & Management Co 95,543 4,789
AvalonBay Communities Inc 46,450 9,438
Boston Properties Inc 35,917 4,633
Corporate Office Properties Trust 15,169 400
Cousins Properties Inc 66,697 2,412
Crown Castle International Corp 11,511 1,500
CubeSmart 72,894 2,437
Duke Realty Corp 78,116 2,469
EPR Properties 39,437 2,942
Equinix Inc 19,259 9,712
Equity LifeStyle Properties Inc 22,250 2,700
Equity Residential 20,747 1,575
Essex Property Trust Inc 22,219 6,486
Extra Space Storage Inc 35,380 3,754
First Industrial Realty Trust Inc 37,922 1,393
HCP Inc 57,450 1,837
Healthcare Realty Trust Inc 51,570 1,615
Healthcare Trust of America Inc 152,076 4,171
Industrial Logistics Properties Trust 6,040 126
Invitation Homes Inc 276,346 7,387
Kilroy Realty Corp 44,461 3,282
Physicians Realty Trust 65,631 1,144
Prologis Inc 139,962 11,211
Public Storage 10,722 2,554
Regency Centers Corp 73,521 4,907
Sabra Health Care REIT Inc 87,660 1,726
Saul Centers Inc 13,444 755
Simon Property Group Inc 37,105 5,928
Spirit Realty Capital Inc 42,664 1,820
STORE Capital Corp 138,475 4,596
Sun Communities Inc 34,470 4,419
Sunstone Hotel Investors Inc 174,453 2,392
Tanger Factory Outlet Centers Inc 43,247 701
Taubman Centers Inc 27,290 1,114
Terreno Realty Corp 54,850 2,690
VICI Properties Inc 111,109 2,449
Welltower Inc 100,225 8,171
Weyerhaeuser Co 35,840 944
$ 145,212
Software - 2.52%
InterXion Holding NV
(a)
51,421 3,913
TOTAL COMMON STOCKS $ 153,482
INVESTMENT COMPANIES - 0.73% Shares Held Value (000's)
Money Market Funds - 0.73%
Principal Government Money Market Fund
2.23%
(b),(c)
1,129,310 1,129
TOTAL INVESTMENT COMPANIES $ 1,129
Total Investments $ 154,611
Other Assets and Liabilities -  0.34% 520
TOTAL NET ASSETS - 100.00% $ 155,131
(a) Non-income producing security
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Sector Percent
Financial 93.60%
Consumer, Cyclical 2.81%
Technology 2.52%
Money Market Funds 0.73%
Other Assets and Liabilities
0.34%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 911 $ 14,566 $ 14,348 $ 1,129
$ 911 $ 14,566 $ 14,348 $ 1,129
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands

Schedule of Investments
SAM Balanced Portfolio
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.32%
Principal Government Money Market Fund
2.23%
(a),(b)
2,240,579 $ 2,241
Principal Exchange-Traded Funds - 20.30%
Principal Active Global Dividend Income ETF
(a)
1,237,500 34,662
Principal Active Income ETF
(a)
228,100 9,149
Principal Investment Grade Corporate Active
ETF
(a)
205,200 5,394
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
2,665,200 77,531
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
504,100 15,844
$ 142,580
Principal Funds, Inc. Class R-6 - 53.00%
Blue Chip Fund
(a)
2,339,073 59,598
Diversified International Fund
(a)
6,474,574 79,637
Diversified Real Asset Fund
(a)
2,022,522 23,117
EDGE MidCap Fund
(a)
1,865,761 26,774
Global Multi-Strategy Fund
(a)
2,292,671 24,554
Global Real Estate Securities Fund
(a)
1,994,640 20,445
High Yield Fund
(a)
1,483,616 10,608
Income Fund
(a)
8,793,649 84,859
International Small Company Fund
(a)
788,939 8,505
Origin Emerging Markets Fund
(a)
849,682 9,134
Preferred Securities Fund
(a)
1,832,901 18,494
Real Estate Debt Income Fund
(a)
648,546 6,408
$ 372,133
Principal Funds, Inc. Institutional Class - 8.55%
Inflation Protection Fund
(a)
1,292,279 11,087
Short-Term Income Fund
(a)
3,991,662 48,938
$ 60,025
Principal Variable Contracts Funds, Inc. Class 1 - 17.85%
Equity Income Account
(a)
3,244,068 86,811
Government & High Quality Bond Account
(a)
3,897,832 38,550
$ 125,361
TOTAL INVESTMENT COMPANIES $ 702,340
Total Investments $ 702,340
Other Assets and Liabilities -  (0.02)% (161)
TOTAL NET ASSETS - 100.00% $ 702,179
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 44.60%
Domestic Equity Funds 37.96%
International Equity Funds 10.35%
Specialty Funds 6.79%
Money Market Funds 0.32%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 54,795 $ 155 $ 9,130 $ 59,598
Diversified International Fund Class R-6 — 78,682 3,186 79,637
Diversified International Fund Institutional Class 71,127 936 78,482 —
Diversified Real Asset Fund 22,409 167 1,728 23,117
EDGE MidCap Fund 24,457 95 2,494 26,774
Equity Income Account 80,186 309 7,074 86,811
Global Multi-Strategy Fund 26,336 14 3,210 24,554
Global Real Estate Securities Fund 20,436 220 3,338 20,445
Government & High Quality Bond Account 40,125 400 3,649 38,550
High Yield Fund 10,242 463 771 10,608
Income Account 79,967 262 83,449 —
Income Fund — 84,245 436 84,859
Inflation Protection Fund 11,152 138 765 11,087
International Emerging Markets Fund 8,258 6 9,276 —
International Small Company Fund 7,392 27 127 8,505
Origin Emerging Markets Fund — 9,284 49 9,134
Preferred Securities Fund 17,967 577 1,362 18,494
Principal Active Global Dividend Income ETF 30,012 — — 34,662
Principal Active Income ETF 8,651 — — 9,149
Principal Government Money Market Fund 2.23% 2,067 7,667 7,493 2,241
Principal Investment Grade Corporate Active ETF 10,579 — 5,922 5,394
Principal U.S. Mega-Cap Multi-Factor Index ETF 66,603 — — 77,531
Principal U.S. Small-Cap Multi-Factor Index ETF 14,004 — — 15,844
Real Estate Debt Income Fund 7,387 131 1,486 6,408
Short-Term Income Fund 50,441 2,124 4,637 48,938
$ 664,593 $ 185,902 $ 228,064 $ 702,340
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 660 $ — $ 13,118
Diversified International Fund Class R-6 — (1) — 4,142
Diversified International Fund Institutional Class — (19) — 6,438
Diversified Real Asset Fund — 17 — 2,252
EDGE MidCap Fund — 43 — 4,673
Equity Income Account — 682 — 12,708
Global Multi-Strategy Fund — 9 — 1,405
Global Real Estate Securities Fund 208 152 — 2,975
Government & High Quality Bond Account — (88) — 1,762
High Yield Fund 314 1 — 673
Income Account — 7,339 — (4,119)
Income Fund 257 2 — 1,048
Inflation Protection Fund 55 (31) — 593
International Emerging Markets Fund — 1,749 — (737)
International Small Company Fund — 6 — 1,207
Origin Emerging Markets Fund — (1) — (100)
Preferred Securities Fund 464 (73) — 1,385
Principal Active Global Dividend Income ETF 185 — — 4,650
Principal Active Income ETF 184 — — 498
Principal Government Money Market Fund 2.23% 26 — — —
Principal Investment Grade Corporate Active ETF 170 153 — 584
Principal U.S. Mega-Cap Multi-Factor Index ETF 405 — — 10,928
Principal U.S. Small-Cap Multi-Factor Index ETF 55 — — 1,840
Real Estate Debt Income Fund 131 3 — 373
Short-Term Income Fund 618 (35) — 1,045
$ 3,072 $ 10,568 $ — $ 69,341
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.53%
Principal Government Money Market Fund
2.23%
(a),(b)
991,138 $ 991
Principal Exchange-Traded Funds - 13.72%
Principal Active Global Dividend Income ETF
(a)
133,000 3,726
Principal Active Income ETF
(a)
126,800 5,086
Principal Investment Grade Corporate Active
ETF
(a)
73,400 1,929
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
431,800 12,561
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
78,200 2,458
$ 25,760
Principal Funds, Inc. Class R-6 - 54.11%
Blue Chip Fund
(a)
422,673 10,770
Diversified International Fund
(a)
1,172,737 14,425
Diversified Real Asset Fund
(a)
482,124 5,511
EDGE MidCap Fund
(a)
316,120 4,536
Global Diversified Income Fund
(a)
367,672 4,996
Global Multi-Strategy Fund
(a)
635,133 6,802
Global Real Estate Securities Fund
(a)
415,695 4,261
High Yield Fund
(a)
651,025 4,655
Income Fund
(a)
3,453,908 33,330
International Small Company Fund
(a)
146,002 1,574
Origin Emerging Markets Fund
(a)
143,200 1,539
Preferred Securities Fund
(a)
761,326 7,682
Real Estate Debt Income Fund
(a)
153,010 1,512
$ 101,593
Principal Funds, Inc. Institutional Class - 13.72%
Inflation Protection Fund
(a)
571,099 4,900
Short-Term Income Fund
(a)
1,701,666 20,862
$ 25,762
Principal Variable Contracts Funds, Inc. Class 1 - 17.94%
Equity Income Account
(a)
582,354 15,584
Government & High Quality Bond Account
(a)
1,830,332 18,102
$ 33,686
TOTAL INVESTMENT COMPANIES $ 187,792
Total Investments $ 187,792
Other Assets and Liabilities -  (0.02)% (46)
TOTAL NET ASSETS - 100.00% $ 187,746
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 59.90%
Domestic Equity Funds 24.46%
Specialty Funds 9.22%
International Equity Funds 5.91%
Money Market Funds 0.53%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 9,319 $ 344 $ 1,319 $ 10,770
Diversified International Fund Class R-6 — 13,769 285 14,425
Diversified International Fund Institutional Class 12,173 563 13,647 —
Diversified Real Asset Fund 5,061 156 228 5,511
EDGE MidCap Fund 3,962 186 394 4,536
Equity Income Account 13,827 461 1,068 15,584
Global Diversified Income Fund 4,642 29 4 2 50 4,996
Global Multi-Strategy Fund 6,969 152 699 6,802
Global Real Estate Securities Fund 3,917 243 520 4,261
Government & High Quality Bond Account 17,903 528 1,105 18,102
High Yield Fund 4,362 384 388 4,655
Income Account 29,763 686 31,690 —
Income Fund — 33,055 136 33,330
Inflation Protection Fund 4,746 178 271 4,900
International Emerging Markets Fund 1,347 47 1,561 —
International Small Company Fund 1,335 64 47 1,574
Origin Emerging Markets Fund — 1,556 — 1,539
Preferred Securities Fund 7,074 482 406 7,682
Principal Active Global Dividend Income ETF 3,226 — — 3,726
Principal Active Income ETF 4,809 — — 5,086
Principal Government Money Market Fund 2.23% 897 2,991 2,897 991
Principal Investment Grade Corporate Active ETF 4,251 — 2,608 1,929
Principal U.S. Mega-Cap Multi-Factor Index ETF 10,791 — — 12,561
Principal U.S. Small-Cap Multi-Factor Index ETF 2,172 — — 2,458
Real Estate Debt Income Fund 1,616 54 244 1,512
Short-Term Income Fund 20,485 1,330 1,378 20,862
$ 174,647 $ 57,52 3 $ 61,14 1 $ 187,792
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 49 $ — $ 2,377
Diversified International Fund Class R-6 — (1) — 942
Diversified International Fund Institutional Class — — — 911
Diversified Real Asset Fund — — — 522
EDGE MidCap Fund — 9 — 773
Equity Income Account — (5) — 2,369
Global Diversified Income Fund 126 (1 0 ) — 32 0
Global Multi-Strategy Fund — (24) — 404
Global Real Estate Securities Fund 43 14 — 607
Government & High Quality Bond Account — (50) — 826
High Yield Fund 141 2 — 295
Income Account — 2,107 — (866)
Income Fund 100 1 — 410
Inflation Protection Fund 24 (9) — 256
International Emerging Markets Fund — 312 — (145)
International Small Company Fund — (9) — 231
Origin Emerging Markets Fund — — — (17)
Preferred Securities Fund 192 (19) — 551
Principal Active Global Dividend Income ETF 20 — — 500
Principal Active Income ETF 103 — — 277
Principal Government Money Market Fund 2.23% 11 — — —
Principal Investment Grade Corporate Active ETF 68 67 — 219
Principal U.S. Mega-Cap Multi-Factor Index ETF 66 — — 1,770
Principal U.S. Small-Cap Multi-Factor Index ETF 8 — — 286
Real Estate Debt Income Fund 30 1 — 85
Short-Term Income Fund 260 (9) — 434
$ 1,192 $ 2,42 6 $ — $ 14,33 7
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.26%
Principal Government Money Market Fund
2.23%
(a),(b)
862,121 $ 862
Principal Exchange-Traded Funds - 20.85%
Principal Active Global Dividend Income ETF
(a)
378,000 10,588
Principal Investment Grade Corporate Active
ETF
(a)
64,900 1,706
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
1,637,800 47,644
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
333,900 10,494
$ 70,432
Principal Funds, Inc. Class R-6 - 54.76%
Blue Chip Fund
(a)
1,588,873 40,485
Diversified International Fund
(a)
4,550,997 55,977
Diversified Real Asset Fund
(a)
1,059,134 12,106
EDGE MidCap Fund
(a)
1,385,606 19,884
Global Multi-Strategy Fund
(a)
402,369 4,309
Global Real Estate Securities Fund
(a)
1,110,500 11,383
Income Fund
(a)
1,718,016 16,579
International Small Company Fund
(a)
516,086 5,563
Multi-Manager Equity Long/Short Fund
(a)
772,701 7,240
Origin Emerging Markets Fund
(a)
577,249 6,205
Preferred Securities Fund
(a)
521,467 5,262
$ 184,993
Principal Funds, Inc. Institutional Class - 4.48%
Short-Term Income Fund
(a)
1,235,187 15,143
Principal Variable Contracts Funds, Inc. Class 1 - 19.68%
Equity Income Account
(a)
2,128,820 56,967
Government & High Quality Bond Account
(a)
963,003 9,524
$ 66,491
TOTAL INVESTMENT COMPANIES $ 337,921
Total Investments $ 337,921
Other Assets and Liabilities -  (0.03)% (96)
TOTAL NET ASSETS - 100.00% $ 337,825
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 51.94%
Fixed Income Funds 30.85%
International Equity Funds 9.99%
Specialty Funds 6.99%
Money Market Funds 0.26%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 35,689 $ 376 $ 4,634 $ 40,485
Diversified International Fund Class R-6 — 54,014 759 55,977
Diversified International Fund Institutional Class 47,933 839 53,245 —
Diversified Real Asset Fund 11,715 185 980 12,106
EDGE MidCap Fund 17,707 395 1,666 19,884
Equity Income Account 52,108 575 4,402 56,967
Global Multi-Strategy Fund 5,034 11 995 4,309
Global Real Estate Securities Fund 10,875 153 1,319 11,383
Government & High Quality Bond Account 9,629 297 807 9,524
Income Account 16,085 107 16,840 —
Income Fund — 16,448 73 16,579
International Small Company Fund 4,663 149 24 5,563
Multi-Manager Equity Long/Short Fund 7,946 15 1,233 7,240
Origin Emerging Markets Fund 5,466 118 245 6,205
Preferred Securities Fund 5,137 224 474 5,262
Principal Active Global Dividend Income ETF 9,167 — — 10,588
Principal Government Money Market Fund 2.23% 797 1,319 1,254 862
Principal Investment Grade Corporate Active ETF 2,084 — 552 1,706
Principal U.S. Mega-Cap Multi-Factor Index ETF 40,929 — — 47,644
Principal U.S. Small-Cap Multi-Factor Index ETF 9,276 — — 10,494
Short-Term Income Fund 15,424 661 1,253 15,143
$ 307,664 $ 75,886 $ 90,755 $ 337,921
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 110 $ — $ 8,944
Diversified International Fund Class R-6 — (37) — 2,759
Diversified International Fund Institutional Class — (2) — 4,475
Diversified Real Asset Fund — (17) — 1,203
EDGE MidCap Fund — 35 — 3,413
Equity Income Account — (123) — 8,809
Global Multi-Strategy Fund — 25 — 234
Global Real Estate Securities Fund 114 27 — 1,647
Government & High Quality Bond Account — (40) — 445
Income Account — 1,135 — (487)
Income Fund 49 — — 204
International Small Company Fund — (2) — 777
Multi-Manager Equity Long/Short Fund — (93) — 605
Origin Emerging Markets Fund — 17 — 849
Preferred Securities Fund 134 (15) — 390
Principal Active Global Dividend Income ETF 57 — — 1,421
Principal Government Money Market Fund 2.23% 10 — — —
Principal Investment Grade Corporate Active ETF 35 20 — 154
Principal U.S. Mega-Cap Multi-Factor Index ETF 249 — — 6,715
Principal U.S. Small-Cap Multi-Factor Index ETF 36 — — 1,218
Short-Term Income Fund 190 (10) — 321
$ 874 $ 1,030 $ — $ 44,096
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.99%
Principal Government Money Market Fund
2.23%
(a),(b)
1,854,374 $ 1,854
Principal Exchange-Traded Funds - 15.77%
Principal Active Global Dividend Income ETF
(a)
505,300 14,154
Principal Active Income ETF
(a)
124,400 4,990
Principal Investment Grade Corporate Active
ETF
(a)
110,300 2,899
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
253,600 7,377
$ 29,420
Principal Funds, Inc. Class R-6 - 46.86%
Blue Chip Fund
(a)
90,050 2,295
EDGE MidCap Fund
(a)
174,052 2,498
Global Diversified Income Fund
(a)
655,288 8,905
Global Real Estate Securities Fund
(a)
622,764 6,383
High Yield Fund
(a)
1,142,741 8,171
Income Fund
(a)
4,834,942 46,657
Preferred Securities Fund
(a)
947,313 9,558
Real Estate Debt Income Fund
(a)
300,601 2,970
$ 87,437
Principal Funds, Inc. Institutional Class - 18.83%
Inflation Protection Fund
(a)
1,387,406 11,904
Short-Term Income Fund
(a)
1,894,468 23,226
$ 35,130
Principal Variable Contracts Funds, Inc. Class 1 - 17.57%
Equity Income Account
(a)
452,329 12,104
Government & High Quality Bond Account
(a)
2,089,947 20,670
$ 32,774
TOTAL INVESTMENT COMPANIES $ 186,615
Total Investments $ 186,615
Other Assets and Liabilities -  (0.02)% (45)
TOTAL NET ASSETS - 100.00% $ 186,570
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 70.24%
Domestic Equity Funds 13.01%
International Equity Funds 11.01%
Specialty Funds 4.77%
Money Market Funds 0.99%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 1,887 $ 338 $ 452 $ 2,295
EDGE MidCap Fund 2,515 106 609 2,498
Equity Income Account 11,253 314 1,348 12,104
Global Diversified Income Fund 8,979 42 6 1,08 7 8,905
Global Real Estate Securities Fund 6,772 131 1,561 6,383
Government & High Quality Bond Account 21,000 850 2,079 20,670
High Yield Fund 7,655 1,728 1,719 8,171
Income Account 42,682 635 45,071 —
Income Fund — 46,634 557 46,657
Inflation Protection Fund 12,205 315 1,236 11,904
Preferred Securities Fund 9,184 642 947 9,558
Principal Active Global Dividend Income ETF 12,255 — — 14,154
Principal Active Income ETF 5,670 — 986 4,990
Principal Government Money Market Fund 2.23% 1,632 4,831 4,609 1,854
Principal Investment Grade Corporate Active ETF 5,868 — 3,373 2,899
Principal U.S. Mega-Cap Multi-Factor Index ETF 6,337 — — 7,377
Real Estate Debt Income Fund 3,406 120 733 2,970
Short-Term Income Fund 23,258 1,425 1,935 23,226
$ 182,558 $ 58,49 5 $ 68,30 2 $ 186,615
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ (9) $ — $ 531
EDGE MidCap Fund — 2 — 484
Equity Income Account — 413 — 1,472
Global Diversified Income Fund 235 1 — 58 6
Global Real Estate Securities Fund 67 108 — 933
Government & High Quality Bond Account — (67) — 966
High Yield Fund 236 19 — 488
Income Account — 3,169 — (1,415)
Income Fund 142 2 — 578
Inflation Protection Fund 59 (35) — 655
Preferred Securities Fund 242 (44) — 723
Principal Active Global Dividend Income ETF 75 — — 1,899
Principal Active Income ETF 121 3 — 303
Principal Government Money Market Fund 2.23% 22 — — —
Principal Investment Grade Corporate Active ETF 94 86 — 318
Principal U.S. Mega-Cap Multi-Factor Index ETF 38 — — 1,040
Real Estate Debt Income Fund 62 4 — 173
Short-Term Income Fund 292 (9) — 487
$ 1,685 $ 3,64 3 $ — $ 10,22 1
Amounts in thousands

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.40%
Principal Government Money Market Fund
2.23%
(a),(b)
1,170,922 $ 1,171
Principal Exchange-Traded Funds - 20.24%
Principal Active Global Dividend Income ETF
(a)
578,000 16,190
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
1,056,500 30,734
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
389,100 12,229
$ 59,153
Principal Funds, Inc. Class R-6 - 60.69%
Blue Chip Fund
(a)
1,774,136 45,205
Diversified International Fund
(a)
5,139,556 63,217
EDGE MidCap Fund
(a)
1,352,814 19,413
Global Real Estate Securities Fund
(a)
1,535,045 15,734
International Small Company Fund
(a)
686,168 7,397
LargeCap Growth Fund I
(a)
697,491 10,978
Origin Emerging Markets Fund
(a)
1,432,984 15,405
$ 177,349
Principal Variable Contracts Funds, Inc. Class 1 - 18.70%
Equity Income Account
(a)
2,042,277 54,651
TOTAL INVESTMENT COMPANIES $ 292,324
Total Investments $ 292,324
Other Assets and Liabilities -  (0.03)% (77)
TOTAL NET ASSETS - 100.00% $ 292,247
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 59.27%
Fixed Income Funds 21.63%
International Equity Funds 18.73%
Money Market Funds 0.40%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 37,817 $ 636 $ 2,950 $ 45,205
Diversified International Fund Class R-6 — 62,051 1,091 63,217
Diversified International Fund Institutional Class 48,705 809 54,608 —
EDGE MidCap Fund 16,394 620 809 19,413
Equity Income Account 48,144 863 2,479 54,651
Global Real Estate Securities Fund 14,841 313 1,704 15,734
International Small Company Fund 4,479 2,217 73 7,397
LargeCap Growth Fund I — 11,017 — 10,978
Origin Emerging Markets Fund 8,731 5,510 355 15,405
Principal Active Global Dividend Income ETF 14,018 — — 16,190
Principal Active Income ETF 11,476 — 11,931 —
Principal Government Money Market Fund 2.23% 798 21,204 20,831 1,171
Principal U.S. Mega-Cap Multi-Factor Index ETF 33,899 — 8,767 30,734
Principal U.S. Small-Cap Multi-Factor Index ETF 10,392 465 — 12,229
Short-Term Income Fund 5,121 2,677 7,923 —
$ 254,815 $ 108,382 $ 113,521 $ 292,324
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ (143) $ — $ 9,845
Diversified International Fund Class R-6 — (45) — 2,302
Diversified International Fund Institutional Class — (42) — 5,136
EDGE MidCap Fund — (37) — 3,245
Equity Income Account — (97) — 8,220
Global Real Estate Securities Fund 157 28 — 2,256
International Small Company Fund — (2) — 776
LargeCap Growth Fund I — — — (39)
Origin Emerging Markets Fund — (1) — 1,520
Principal Active Global Dividend Income ETF 86 — — 2,172
Principal Active Income ETF 212 22 — 433
Principal Government Money Market Fund 2.23% 14 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 206 661 — 4,941
Principal U.S. Small-Cap Multi-Factor Index ETF 41 — — 1,372
Short-Term Income Fund 69 72 — 53
$ 785 $ 416 $ — $ 42,232
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.96% Shares Held Value (000's)
Money Market Funds - 1.96%
BlackRock Liquidity FedFund 2.26%
(a),(b)
525,319 $ 525
Principal Government Money Market Fund
2.23%
(a),(c)
2,044,811 2,045
$ 2,570
TOTAL INVESTMENT COMPANIES $ 2,570
BONDS - 97.27%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.04%
General Dynamics Corp
2.88%, 05/11/2020 $ 200 $ 201
3.00%, 05/11/2021 250 254
Northrop Grumman Corp
2.08%, 10/15/2020 150 150
Rockwell Collins Inc
3.20%, 03/15/2024 250 257
United Technologies Corp
1.50%, 11/01/2019 400 399
1.90%, 05/04/2020 100 100
$ 1,361
Airlines - 0.60%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 260 273
Continental Airlines 2009-2 Class A Pass Through
Trust
7.25%, 05/10/2021 181 183
Delta Air Lines 2009-1 Class A Pass Through
Trust
7.75%, 06/17/2021 111 113
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 215 219
$ 788
Automobile Asset Backed Securities - 9.11%
AmeriCredit Automobile Receivables Trust
2015-2
3.00%, 06/08/2021 792 793
AmeriCredit Automobile Receivables Trust
2017-4
1.83%, 05/18/2021 11 11
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 250 252
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 200 203
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 405 406
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 300 301
2.97%, 11/20/2023 200 203
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 400 401
2.43%, 09/19/2022 200 200
Bank of The West Auto Trust 2017-1
1.78%, 02/15/2021
(d)
23 23
Bank of The West Auto Trust 2018-1
3.09%, 04/15/2021
(d)
344 344
Capital Auto Receivables Asset Trust 2018-1
2.54%, 10/20/2020
(d)
94 94
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(d)
449 450
3.27%, 06/20/2023
(d)
250 252
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020
(d)
56 56
CPS Auto Receivables Trust 2017-D
1.87%, 03/15/2021
(d)
4 4
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021
(d)
40 40
CPS Auto Receivables Trust 2018-B
2.72%, 09/15/2021
(d)
128 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
$ 350 $ 351
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
192 193
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
228 229
CPS Auto Trust
2.87%, 09/15/2021
(d)
223 223
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
173 173
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
750 748
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
500 506
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
400 419
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 314
OneMain Direct Auto Receivables Trust 2017-2
2.31%, 12/14/2021
(d)
296 296
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
500 507
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 776
Santander Drive Auto Receivables Trust 2018-3
2.78%, 03/15/2021 39 39
Santander Drive Auto Receivables Trust 2018-4
2.73%, 04/15/2021 47 47
3.01%, 03/15/2022 200 200
Santander Drive Auto Receivables Trust 2018-5
2.97%, 07/15/2021 236 236
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01/18/2022 200 200
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
233 232
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
250 253
Westlake Automobile Receivables Trust 2018-1
2.24%, 12/15/2020
(d)
80 80
Westlake Automobile Receivables Trust 2018-2
2.84%, 09/15/2021
(d)
92 92
3.20%, 01/16/2024
(d)
200 201
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
235 236
3.32%, 10/16/2023
(d)
300 303
Westlake Automobile Receivables Trust 2019-1
3.51%, 05/16/2022
(d)
300 302
3.81%, 10/17/2022
(d)
350 354
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
265 266
$ 11,937
Automobile Floor Plan Asset Backed Securities - 1.46%
Ally Master Owner Trust
2.70%, 01/17/2023 500 503
3.29%, 05/15/2023 500 511
Navistar Financial Dealer Note Master Owner
Trust II
3.03%, 09/25/2023
(d)
250 250
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
2.89%, 11/15/2022
(d)
250 251
1.00 x 1 Month USD LIBOR + 0.50%
2.91%, 07/17/2023
(d)
400 401
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,916
Automobile Manufacturers - 1.24%
Daimler Finance North America LLC
1.75%, 10/30/2019
(d)
350 349

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
3.44%, 04/09/2021 $ 300 $ 300
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
2.20%, 09/15/2019 323 323
3.10%, 05/10/2021 250 254
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 404
$ 1,630
Banks - 18.76%
Bank of America Corp
2.50%, 10/21/2022 500 501
2.63%, 10/19/2020 250 251
3.00%, 12/20/2023
(e)
430 438
3 Month USD LIBOR + 0.79%
3.75%, 01/20/2023 350 354
3 Month USD LIBOR + 1.16%
4.20%, 08/26/2024 500 531
Bank of New York Mellon Corp/The
2.50%, 04/15/2021 300 302
3.63%, 10/30/2023 500 509
3 Month USD LIBOR + 1.05%
BB&T Corp
2.05%, 05/10/2021 200 199
3.24%, 04/01/2022 100 101
3 Month USD LIBOR + 0.65%
BNP Paribas SA
3.50%, 03/01/2023
(d)
250 257
Branch Banking & Trust Co
2.10%, 01/15/2020 600 599
2.63%, 01/15/2022 600 604
Capital One NA
3.21%, 09/13/2019 500 500
3 Month USD LIBOR + 0.77%
3.73%, 01/30/2023 600 605
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03/30/2021 900 905
3.50%, 05/15/2023 250 258
3.54%, 04/25/2022 200 202
3 Month USD LIBOR + 0.96%
4.00%, 08/05/2024 274 289
4.04%, 06/01/2024
(e)
250 264
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
500 525
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 600 604
3.65%, 01/25/2024 200 210
4.30%, 01/16/2024 400 427
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/2019 250 250
2.25%, 06/14/2021 300 300
Goldman Sachs Group Inc /The
2.30%, 12/13/2019 400 400
3.00%, 04/26/2022 950 959
3.75%, 04/23/2020 400 402
3 Month USD LIBOR + 1.16%
HSBC Holdings PLC
3.95%, 05/18/2024
(e)
250 262
3 Month USD LIBOR + 0.99%
ING Groep NV
3.15%, 03/29/2022 450 458
JPMorgan Chase & Co
2.30%, 08/15/2021 250 250
3.48%, 04/25/2023 500 502
3 Month USD LIBOR + 0.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.81%, 10/24/2023 $ 500 $ 508
3 Month USD LIBOR + 1.23%
4.25%, 10/15/2020 750 768
KeyBank NA/Cleveland OH
2.40%, 06/09/2022 400 401
3.30%, 02/01/2022 250 257
KeyCorp
5.10%, 03/24/2021 488 510
Morgan Stanley
3.10%, 02/10/2021 300 300
3 Month USD LIBOR + 0.55%
3.98%, 10/24/2023 1,400 1,427
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 300 316
PNC Bank NA
2.00%, 05/19/2020 500 499
2.70%, 11/01/2022 600 606
3.08%, 07/27/2022 400 401
3 Month USD LIBOR + 0.50%
PNC Financial Services Group Inc /The
3.90%, 04/29/2024 150 158
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(e)
250 259
3 Month USD LIBOR + 1.76%
State Street Corp
3.10%, 05/15/2023 688 706
SunTrust Bank/Atlanta GA
2.45%, 08/01/2022 600 602
3.17%, 08/02/2022 250 250
3 Month USD LIBOR + 0.59%
SunTrust Banks Inc
2.90%, 03/03/2021 500 504
UBS AG/London
2.20%, 06/08/2020
(d)
500 499
UBS Group Funding Switzerland AG
3.49%, 05/23/2023
(d)
300 308
US Bancorp
3.60%, 09/11/2024 350 368
US Bank NA/Cincinnati OH
2.00%, 01/24/2020 400 399
2.05%, 10/23/2020 300 299
Wells Fargo & Co
3.07%, 01/24/2023 1,000 1,016
$ 24,579
Beverages - 1.03%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 500 542
Keurig Dr Pepper Inc
3.55%, 05/25/2021 250 255
PepsiCo Inc
1.35%, 10/04/2019 350 349
2.15%, 10/14/2020 200 200
$ 1,346
Biotechnology - 1.55%
Amgen Inc
2.20%, 05/11/2020 200 200
2.65%, 05/11/2022 400 403
Biogen Inc
2.90%, 09/15/2020 500 502
Celgene Corp
3.25%, 08/15/2022 250 257
3.63%, 05/15/2024 350 367
Gilead Sciences Inc
1.85%, 09/20/2019 300 300
$ 2,029

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.51%
Martin Marietta Materials Inc
2.89%, 12/20/2019 $ 300 $ 300
3 Month USD LIBOR + 0.50%
4.25%, 07/02/2024 349 370
$ 670
Chemicals - 1.06%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
250 247
Celanese US Holdings LLC
3.50%, 05/08/2024 200 206
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05/01/2020
(d)
168 168
3.30%, 05/01/2023
(d)
200 204
DuPont de Nemours Inc
3.63%, 11/15/2023 250 252
3 Month USD LIBOR + 1.11%
International Flavors & Fragrances Inc
3.40%, 09/25/2020 100 101
Westlake Chemical Corp
3.60%, 07/15/2022 200 204
$ 1,382
Commercial Mortgage Backed Securities - 1.20%
Ginnie Mae
0.46%, 09/16/2055
(f),(g)
2,809 84
0.68%, 01/16/2054
(f),(g)
2,597 84
0.70%, 10/16/2054
(f),(g)
3,197 100
0.84%, 02/16/2055
(f),(g)
5,388 172
0.87%, 01/16/2055
(f),(g)
5,535 218
0.90%, 06/16/2045
(f),(g)
933 47
1.37%, 12/16/2036
(f),(g)
1,970 101
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 443 440
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 327 323
$ 1,569
Computers - 0.77%
Apple Inc
1.90%, 02/07/2020 200 200
2.50%, 02/09/2022 150 152
International Business Machines Corp
2.25%, 02/19/2021 250 250
2.80%, 05/13/2021 200 202
3.00%, 05/15/2024 200 205
$ 1,009
Diversified Financial Services - 1.25%
American Express Co
2.75%, 05/20/2022 200 202
3.00%, 02/22/2021 250 253
3.70%, 11/05/2021 150 154
Capital One Financial Corp
3.90%, 01/29/2024 100 105
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d)
721 719
USAA Capital Corp
2.63%, 06/01/2021
(d)
200 202
$ 1,635
Electric - 5.49%
Alabama Power Co
2.45%, 03/30/2022 250 251
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
200 208
Black Hills Corp
4.25%, 11/30/2023 500 529
CenterPoint Energy Inc
3.60%, 11/01/2021 300 308
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
2.58%, 07/01/2020 $ 200 $ 200
2.72%, 08/15/2021
(g)
200 200
2.96%, 07/01/2019
(g)
650 650
3.07%, 08/15/2024
(g)
200 202
DTE Energy Co
2.60%, 06/15/2022 200 201
Duke Energy Florida LLC
1.85%, 01/15/2020 400 399
3.10%, 08/15/2021 250 254
Emera US Finance LP
2.70%, 06/15/2021 300 301
Exelon Corp
3.50%, 06/01/2022 500 512
Fortis Inc /Canada
2.10%, 10/04/2021 633 628
Indiantown Cogeneration LP
9.77%, 12/15/2020 96 99
LG&E & KU Energy LLC
4.38%, 10/01/2021 310 321
NextEra Energy Capital Holdings Inc
2.90%, 04/01/2022 150 153
3.15%, 04/01/2024 150 154
Public Service Enterprise Group Inc
2.88%, 06/15/2024 100 101
San Diego Gas & Electric Co
1.91%, 02/01/2022 87 85
Sempra Energy
2.40%, 02/01/2020 250 250
3.10%, 01/15/2021 500 498
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 177 174
Tucson Electric Power Co
3.05%, 03/15/2025 100 101
WEC Energy Group Inc
3.38%, 06/15/2021 400 408
$ 7,187
Electronics - 0.53%
Fortive Corp
2.35%, 06/15/2021 300 299
Honeywell International Inc
1.85%, 11/01/2021 400 398
$ 697
Environmental Control - 0.08%
Waste Management Inc
2.95%, 06/15/2024 100 103
Finance - Mortgage Loan/Banker - 8.82%
Fannie Mae
1.38%, 02/26/2021 500 496
1.88%, 12/28/2020 1,000 1,000
1.88%, 09/24/2026 2,400 2,375
2.00%, 01/05/2022 500 503
2.00%, 10/05/2022 1,000 1,007
2.38%, 01/19/2023 1,000 1,020
2.50%, 02/05/2024
(h)
500 515
2.63%, 09/06/2024 1,500 1,556
2.88%, 09/12/2023 500 521
Freddie Mac
2.38%, 02/16/2021 1,000 1,009
2.75%, 06/19/2023 1,500 1,553
$ 11,555
Food - 1.34%
Conagra Brands Inc
3.34%, 10/22/2020 250 250
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 100 103

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co
3.12%, 02/10/2021 $ 400 $ 399
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 150 157
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019
(d)
500 498
Tyson Foods Inc
2.25%, 08/23/2021 150 150
2.97%, 08/21/2020 200 200
3 Month USD LIBOR + 0.45%
$ 1,757
Healthcare - Services - 0.59%
Cigna Holding Co
4.00%, 02/15/2022 100 104
Humana Inc
2.50%, 12/15/2020 100 100
Roche Holdings Inc
2.67%, 09/30/2019
(d)
323 323
3 Month USD LIBOR + 0.34%
UnitedHealth Group Inc
1.95%, 10/15/2020 250 249
$ 776
Housewares - 0.16%
Newell Brands Inc
3.85%, 04/01/2023 200 203
Insurance - 3.91%
Allstate Corp/The
2.96%, 03/29/2023 250 249
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03/15/2023 500 508
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 804
MassMutual Global Funding II
1.55%, 10/11/2019
(d)
350 349
2.00%, 04/15/2021
(d)
450 449
Metropolitan Life Global Funding I
1.95%, 09/15/2021
(d)
470 466
2.84%, 06/12/2020
(d)
250 251
3 Month USD LIBOR + 0.40%
2.99%, 09/07/2020
(d)
250 251
United States Secured Overnight Financing
Rate + 0.57%
New York Life Global Funding
1.95%, 02/11/2020
(d)
400 399
2.00%, 04/13/2021
(d)
400 399
2.97%, 06/10/2022
(d)
1,000 1,003
3 Month USD LIBOR + 0.52%
$ 5,128
Internet - 0.21%
Amazon.com Inc
2.60%, 12/05/2019 273 273
Machinery - Construction & Mining - 0.23%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 300 304
Machinery - Diversified - 0.27%
John Deere Capital Corp
2.05%, 03/10/2020 350 350
Media - 0.19%
Comcast Corp
3.30%, 10/01/2020 250 253
Mining - 0.16%
Glencore Funding LLC
4.13%, 05/30/2023
(d)
200 208
Miscellaneous Manufacturers - 0.77%
General Electric Co
5.50%, 01/08/2020 150 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 $ 500 $ 503
Siemens Financieringsmaatschappij NV
2.20%, 03/16/2020
(d)
350 350
$ 1,005
Mortgage Backed Securities - 8.93%
Alternative Loan Trust 2004-J8
6.00%, 02/25/2017 4 4
CHL Mortgage Pass-Through Trust 2003-46
4.32%, 01/19/2034
(g)
32 32
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 1 1
CSFB Mortgage-Backed Pass-Through
Certificates Series 2004-AR4
3.36%, 05/25/2034 12 12
1.00 x 1 Month USD LIBOR + 0.96%
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(g)
492 497
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(g)
413 419
JP Morgan Mortgage Trust 2004-A3
4.66%, 07/25/2034
(g)
20 20
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 29 29
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(g)
556 564
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(g)
372 378
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(g)
380 385
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(g)
205 208
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(g)
431 437
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(g)
259 262
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(g)
337 342
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(g)
333 338
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(g)
500 509
PHH Mortgage Trust Series 2008-CIM1
5.22%, 06/25/2038 83 83
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 29 29
Provident Funding Mortgage Loan Trust 2005-1
2.98%, 05/25/2035 76 76
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(g)
695 706
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(g)
458 466
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(g)
737 753
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(g)
628 637
RALI Series 2003-QS23 Trust
5.00%, 12/26/2018 1 1
RBSSP Resecuritization Trust 2009-7
2.83%, 06/26/2037
(d)
15 15
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(g)
41 40
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(g)
272 268

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(g)
$ 390 $ 397
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(g)
189 192
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(g)
337 342
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(g)
253 257
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(g)
432 439
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(g)
164 167
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(g)
201 206
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(g)
614 625
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(g)
164 166
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(g)
159 162
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(g)
370 376
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(g)
433 440
4.00%, 11/25/2048
(d),(g)
416 421
$ 11,701
Oil & Gas - 1.24%
Chevron Corp
2.90%, 03/03/2024 250 258
Cimarex Energy Co
4.38%, 06/01/2024 250 265
Phillips 66
3.35%, 04/15/2020
(d)
300 300
3 Month USD LIBOR + 0.75%
Shell International Finance BV
2.13%, 05/11/2020 505 505
2.38%, 08/21/2022 300 302
$ 1,630
Oil & Gas Services - 0.19%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 250 253
Other Asset Backed Securities - 6.96%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
500 503
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
63 63
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
468 472
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
650 651
Drug Royalty II LP 2
3.48%, 07/15/2023
(d)
96 96
Drug Royalty III LP 1
3.98%, 04/15/2027
(d)
65 65
4.27%, 10/15/2031
(d)
227 233
5.29%, 04/15/2027
(d)
144 145
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
169 170
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
400 402
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
210 209
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
179 177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
$ 412 $ 424
PFS Financing Corp
2.40%, 10/17/2022
(d)
300 301
2.86%, 10/15/2021
(d)
200 200
1.00 x 1 Month USD LIBOR + 0.47%
2.86%, 04/15/2024
(d)
250 253
3.19%, 04/17/2023
(d)
250 254
Verizon Owner Trust 2016-1
1.42%, 01/20/2021
(d)
41 41
Verizon Owner Trust 2016-2
1.68%, 05/20/2021
(d)
374 373
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
177 177
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
750 748
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
300 300
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
500 503
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 600 612
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 500 509
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 500 501
Volvo Financial Equipment LLC Series 2018-1
2.26%, 09/15/2020
(d)
101 101
2.76%, 10/17/2022
(d)
100 101
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
300 305
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036
(d)
218 227
$ 9,116
Packaging & Containers - 0.15%
Packaging Corp of America
2.45%, 12/15/2020 200 200
Pharmaceuticals - 1.68%
AbbVie Inc
2.30%, 05/14/2021 200 199
2.50%, 05/14/2020 336 336
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 208
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
150 153
Cigna Corp
3.40%, 09/17/2021
(d)
389 397
CVS Health Corp
3.13%, 03/09/2020 200 201
Mead Johnson Nutrition Co
3.00%, 11/15/2020 250 252
Merck & Co Inc
2.90%, 03/07/2024 200 207
Pfizer Inc
2.80%, 03/11/2022 250 254
$ 2,207
Pipelines - 2.36%
Buckeye Partners LP
4.15%, 07/01/2023 400 389
Columbia Pipeline Group Inc
3.30%, 06/01/2020 168 169
Enterprise Products Operating LLC
3.50%, 02/01/2022 500 513
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
250 257
Kinder Morgan Inc /DE
3.88%, 01/15/2023 500 505
3 Month USD LIBOR + 1.28%

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Partners LP
5.00%, 09/15/2023 $ 325 $ 351
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
200 207
TransCanada PipeLines Ltd
4.73%, 05/15/2067 900 694
3 Month USD LIBOR + 2.21%
$ 3,085
REITs - 1.79%
Alexandria Real Estate Equities Inc
2.75%, 01/15/2020 250 250
3.90%, 06/15/2023 250 262
CubeSmart LP
4.38%, 12/15/2023 92 97
Healthcare Realty Trust Inc
3.75%, 04/15/2023 365 373
Hospitality Properties Trust
4.50%, 06/15/2023 200 207
Omega Healthcare Investors Inc
4.95%, 04/01/2024 250 265
SBA Tower Trust
2.88%, 07/15/2046
(d)
150 150
3.17%, 04/09/2047
(d)
400 403
Welltower Inc
3.75%, 03/15/2023 80 84
4.95%, 01/15/2021 250 258
$ 2,349
Retail - 0.96%
Home Depot Inc /The
1.80%, 06/05/2020 500 498
McDonald's Corp
2.75%, 12/09/2020 500 503
Walmart Inc
1.75%, 10/09/2019 100 100
1.90%, 12/15/2020 150 150
$ 1,251
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
( i )
200 2
Semiconductors - 0.96%
Broadcom Corp / Broadcom Cayman Finance Ltd
2.38%, 01/15/2020 600 599
3.00%, 01/15/2022 200 200
Microchip Technology Inc
4.33%, 06/01/2023 200 209
QUALCOMM Inc
2.60%, 01/30/2023 250 251
$ 1,259
Software - 1.07%
Microsoft Corp
1.10%, 08/08/2019 250 250
1.85%, 02/12/2020 400 399
Oracle Corp
1.90%, 09/15/2021 200 199
2.25%, 10/08/2019 250 250
VMware Inc
2.95%, 08/21/2022 300 302
$ 1,400
Student Loan Asset Backed Securities - 5.76%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
320 329
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
313 324
Keycorp Student Loan Trust 2000-b
2.89%, 07/25/2029 388 384
1.00 x 3 Month USD LIBOR + 0.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
KeyCorp Student Loan Trust 2003-A
3.11%, 01/25/2037 $ 653 $ 641
1.00 x 3 Month USD LIBOR + 0.53%
Navient Private Education Loan Trust 2014-CT
3.09%, 09/16/2024
(d)
53 53
1.00 x 1 Month USD LIBOR + 0.70%
Navient Private Education Loan Trust 2017-A
2.79%, 12/16/2058
(d)
61 61
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Loan Trust 2018-B
2.74%, 12/15/2059
(d)
106 106
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
234 234
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
164 166
Navient Private Education Refi Loan Trust
2018-D
2.69%, 12/15/2059
(d)
222 222
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
87 87
3.42%, 01/15/2043
(d)
100 103
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
500 503
Navient Private Education Refi Loan Trust
2019-D
2.77%, 12/15/2059
(d)
250 250
1.00 x 1 Month USD LIBOR + 0.40%
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
792 802
Navient Student Loan Trust 2019-B
2.79%, 12/15/2059
(d)
214 213
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2002-A
2.96%, 12/16/2030 302 302
1.00 x 3 Month USD LIBOR + 0.55%
SLM Private Credit Student Loan Trust 2004-A
2.81%, 06/15/2033 126 125
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.74%, 03/15/2024 385 384
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
2.70%, 06/15/2039 769 747
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.61%, 12/15/2039 302 295
1.00 x 3 Month USD LIBOR + 0.20%
SLM Private Education Loan Trust 2013-B
1.85%, 06/17/2030
(d)
42 42
SMB Private Education Loan Trust 2017-B
2.66%, 06/17/2024
(d)
63 63
1.00 x 1 Month USD LIBOR + 0.27%
SMB Private Education Loan Trust 2018-A
2.74%, 03/16/2026
(d)
394 394
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-B
2.71%, 12/16/2024
(d)
128 128
1.00 x 1 Month USD LIBOR + 0.32%
SMB Private Education Loan Trust 2018-C
2.69%, 09/15/2025
(d)
136 136
1.00 x 1 Month USD LIBOR + 0.30%

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2019-A
2.74%, 02/16/2026
(d)
$ 197 $ 197
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
2.76%, 07/15/2026
(d)
250 250
1.00 x 1 Month USD LIBOR + 0.35%
$ 7,541
Telecommunications - 2.42%
AT&T Inc
3.42%, 02/15/2023 250 247
3 Month USD LIBOR + 0.89%
3.60%, 02/17/2023 200 208
Cisco Systems Inc
2.20%, 02/28/2021 250 250
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
272 275
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
422 422
4.74%, 03/20/2025
(d)
950 986
Verizon Communications Inc
3.07%, 05/22/2020 200 201
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 550 575
$ 3,164
Transportation - 0.31%
Ryder System Inc
2.25%, 09/01/2021 200 199
3.75%, 06/09/2023 200 208
$ 407
Trucking & Leasing - 0.16%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
200 206
TOTAL BONDS $ 127,421
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.25%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
4.76%, 09/01/2035 11 12
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
$ 12
Federal National Mortgage Association (FNMA) - 0.08%
4.17%, 04/01/2033 27 28
1.00 x 6 Month USD LIBOR + 1.51%
4.40%, 07/01/2034 15 16
1.00 x 12 Month USD LIBOR + 1.65%
4.42%, 08/01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.63%
4.57%, 02/01/2037 21 22
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.10%
4.77%, 12/01/2032 4 4
1.00 x 12 Month USD LIBOR + 1.64%
4.79%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.87%, 01/01/2035 7 7
1.00 x 12 Month USD LIBOR + 1.75%
4.89%, 02/01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
5.00%, 12/01/2033 12 12
1.00 x 6 Month USD LIBOR + 2.25%
8.00%, 05/01/2027 5 6
$ 107
Government National Mortgage Association (GNMA) - 0.00%
10.00%, 06/15/2020 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 1.16%
1.63%, 05/15/2026 $ 900 $ 886
2.63%, 05/15/2021 500 507
2.63%, 06/15/2021 125 127
$ 1,520
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,640
Total Investments $ 131,631
Other Assets and Liabilities -  (0.48)% (635)
TOTAL NET ASSETS - 100.00% $ 130,996
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $525 or
0.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $46,010 or 35.12% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security or a portion of the security was on loan at the end of the period.
( i ) Non-income producing security
Portfolio Summary (unaudited)
Sector Percent
Financial 25.71%
Asset Backed Securities 23.29%
Mortgage Securities 10.22%
Government 9.98%
Consumer, Non-cyclical 6.19%
Utilities 5.49%
Industrial 4.05%
Energy 3.79%
Consumer, Cyclical 2.96%
Communications 2.82%
Technology 2.80%
Money Market Funds 1.96%
Basic Materials 1.22%
Other Assets and Liabilities
(0.48)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 4,856 $ 31,310 $ 34,121 $ 2,045
$ 4,856 $ 31,310 $ 34,121 $ 2,045
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 32 $ — $ — $ —
$ 32 $ — $ — $ —
Amounts in thousands

Schedule of Investments
SmallCap Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 95.68% Shares Held Value (000's)
Aerospace & Defense - 1.35%
Aerojet Rocketdyne Holdings Inc
(a)
57,900 $ 2,592
Agriculture - 1.18%
Darling Ingredients Inc
(a)
113,800 2,264
Automobile Parts & Equipment - 0.79%
Modine Manufacturing Co
(a)
48,300 691
Visteon Corp
(a)
14,200 832
$ 1,523
Banks - 8.08%
Atlantic Union Bankshares Corp 38,000 1,343
BancFirst Corp 10,200 568
Cathay General Bancorp 67,700 2,431
First Interstate BancSystem Inc 29,800 1,180
First Merchants Corp 32,400 1,228
Flagstar Bancorp Inc 35,800 1,186
Franklin Financial Network Inc 21,700 605
Great Western Bancorp Inc 40,400 1,443
IBERIABANK Corp 33,340 2,529
Independent Bank Corp/MI 21,900 477
Lakeland Bancorp Inc 23,150 374
United Community Banks Inc /GA 75,120 2,145
$ 15,509
Biotechnology - 3.71%
Acceleron Pharma Inc
(a)
18,600 764
Allogene Therapeutics Inc
(a),(b)
21,700 583
Bluebird Bio Inc
(a)
6,100 776
Denali Therapeutics Inc
(a)
33,000 685
DNIB Unwind Inc - Warrants
(a),(c),(d)
1,938 —
FibroGen Inc
(a)
20,700 935
Insmed Inc
(a)
34,700 888
MacroGenics Inc
(a)
32,200 547
Magenta Therapeutics Inc
(a)
35,800 528
Precision BioSciences Inc
(a)
20,076 266
Seattle Genetics Inc
(a)
11,952 827
Spark Therapeutics Inc
(a)
3,215 329
$ 7,128
Chemicals - 0.81%
Cabot Corp 32,560 1,553
Commercial Services - 6.71%
AMN Healthcare Services Inc
(a)
48,900 2,653
Brink's Co/The 25,600 2,078
HMS Holdings Corp
(a)
72,300 2,342
ICF International Inc 23,700 1,725
K12 Inc
(a)
56,500 1,718
Korn Ferry 24,300 974
Medifast Inc 10,760 1,381
$ 12,871
Computers - 3.98%
CACI International Inc
(a)
13,800 2,823
ExlService Holdings Inc
(a)
23,500 1,554
Perspecta Inc 85,800 2,009
PlayAGS Inc
(a)
43,315 843
Tenable Holdings Inc
(a)
14,510 414
$ 7,643
Consumer Products - 0.56%
Central Garden & Pet Co - A Shares
(a)
43,720 1,077
Diversified Financial Services - 3.21%
Hamilton Lane Inc 23,546 1,343
LPL Financial Holdings Inc 12,100 987
Piper Jaffray Cos 18,650 1,385
Stifel Financial Corp 41,495 2,451
$ 6,166
Electric - 2.86%
PNM Resources Inc 53,180 2,707
Portland General Electric Co 51,500 2,790
$ 5,497
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1.14%
EnerSys 26,300 $ 1,802
nLight Inc
(a)
19,890 382
$ 2,184
Electronics - 2.75%
Advanced Energy Industries Inc
(a)
29,500 1,660
SYNNEX Corp 22,500 2,214
Vishay Intertechnology Inc 84,713 1,399
$ 5,273
Engineering & Construction - 2.74%
BrightView Holdings Inc
(a)
73,700 1,379
MasTec Inc
(a)
54,700 2,819
Tutor Perini Corp
(a)
75,800 1,051
$ 5,249
Entertainment - 2.44%
Eldorado Resorts Inc
(a)
53,300 2,456
Golden Entertainment Inc
(a)
47,600 666
Vail Resorts Inc 7,000 1,562
$ 4,684
Environmental Control - 2.95%
Advanced Disposal Services Inc
(a)
72,708 2,320
Energy Recovery Inc
(a)
45,810 478
Tetra Tech Inc 36,400 2,859
$ 5,657
Forest Products & Paper - 0.19%
PH Glatfelter Co 21,900 370
Gas - 1.47%
Southwest Gas Holdings Inc 31,350 2,810
Healthcare - Products - 1.63%
Adaptive Biotechnologies Corp
(a)
9,000 435
Nevro Corp
(a)
23,520 1,525
RA Medical Systems Inc
(a),(b)
62,600 226
STAAR Surgical Co
(a)
32,300 949
$ 3,135
Healthcare - Services - 4.71%
Addus HomeCare Corp
(a)
19,300 1,446
Encompass Health Corp 33,600 2,129
Natera Inc
(a)
32,880 907
Syneos Health Inc
(a)
60,300 3,081
Teladoc Health Inc
(a)
22,200 1,474
$ 9,037
Holding Companies - Diversified - 0.63%
Capitol Investment Corp IV
(a)
118,700 1,214
Home Builders - 1.05%
William Lyon Homes
(a)
110,960 2,023
Insurance - 4.20%
Hanover Insurance Group Inc /The 18,600 2,387
Kemper Corp 26,510 2,288
MGIC Investment Corp
(a)
155,200 2,039
National General Holdings Corp 58,383 1,339
$ 8,053
Internet - 1.14%
Anaplan Inc
(a)
11,514 581
Eventbrite Inc
(a),(b)
52,600 852
Revolve Group Inc
(a),(b)
21,998 759
$ 2,192
Iron & Steel - 0.82%
Cleveland-Cliffs Inc
(b)
77,000 822
Reliance Steel & Aluminum Co 7,910 748
$ 1,570
Leisure Products & Services - 2.00%
OneSpaWorld Holdings Ltd
(a)
90,600 1,404
Planet Fitness Inc
(a)
33,600 2,434
$ 3,838
Lodging - 1.10%
Extended Stay America Inc 125,300 2,116

Schedule of Investments
SmallCap Account
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2.07%
Altra Industrial Motion Corp 79,400 $ 2,849
Columbus McKinnon Corp/NY 26,677 1,120
$ 3,969
Media - 0.65%
World Wrestling Entertainment Inc 17,200 1,242
Metal Fabrication & Hardware - 1.42%
Rexnord Corp
(a)
90,030 2,721
Mining - 0.23%
Alcoa Corp
(a)
19,040 446
Miscellaneous Manufacturers - 1.05%
Hillenbrand Inc 33,050 1,308
Trinseo SA 16,830 712
$ 2,020
Oil & Gas - 2.29%
Carrizo Oil & Gas Inc
(a)
72,000 722
Delek US Holdings Inc 53,400 2,164
Mammoth Energy Services Inc 60,364 415
Ring Energy Inc
(a)
126,800 412
Whiting Petroleum Corp
(a),(b)
36,100 674
$ 4,387
Oil & Gas Services - 0.63%
Pioneer Energy Services Corp
(a)
146,800 37
Select Energy Services Inc
(a)
101,200 1,175
$ 1,212
Packaging & Containers - 0.74%
Graphic Packaging Holding Co 102,100 1,427
Pharmaceuticals - 2.75%
Array BioPharma Inc
(a)
43,300 2,006
Bellicum Pharmaceuticals Inc
(a)
56,800 97
Clovis Oncology Inc
(a)
11,080 165
DexCom Inc
(a)
2,900 434
Horizon Therapeutics Plc
(a)
73,200 1,761
Neurocrine Biosciences Inc
(a)
3,100 262
Revance Therapeutics Inc
(a)
43,047 558
$ 5,283
REITs - 7.91%
Agree Realty Corp 39,400 2,524
Brandywine Realty Trust 150,600 2,157
Cousins Properties Inc 60,601 2,192
First Industrial Realty Trust Inc 85,780 3,151
Ladder Capital Corp 90,400 1,501
Pebblebrook Hotel Trust 98,320 2,771
Two Harbors Investment Corp 69,460 880
$ 15,176
Retail - 3.53%
BJ's Wholesale Club Holdings Inc
(a)
87,800 2,318
Caleres Inc 73,240 1,459
Carvana Co
(a),(b)
32,400 2,028
Ruth's Hospitality Group Inc 42,510 965
$ 6,770
Savings & Loans - 0.25%
Berkshire Hills Bancorp Inc 15,400 483
Semiconductors - 1.58%
Aquantia Corp
(a)
34,530 450
Entegris Inc 69,000 2,575
$ 3,025
Software - 5.36%
Alteryx Inc
(a)
12,390 1,352
Aspen Technology Inc
(a)
20,100 2,498
Ceridian HCM Holding Inc
(a)
12,881 647
Manhattan Associates Inc
(a)
34,000 2,357
Pluralsight Inc
(a)
20,400 619
Smartsheet Inc
(a)
17,709 857
SolarWinds Corp
(a)
107,088 1,964
$ 10,294
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.02%
Plantronics Inc 44,500 $ 1,648
Switch Inc
(b)
23,800 312
$ 1,960
TOTAL COMMON STOCKS $ 183,643
INVESTMENT COMPANIES - 3.34% Shares Held Value (000's)
Money Market Funds - 3.34%
BlackRock Liquidity FedFund 2.26%
(e),(f)
2,897,154 2,897
Principal Government Money Market Fund
2.23%
(e),(g)
3,510,432 3,510
$ 6,407
TOTAL INVESTMENT COMPANIES $ 6,407
Total Investments $ 190,050
Other Assets and Liabilities -  0.98% 1,883
TOTAL NET ASSETS - 100.00% $ 191,933
(a) Non-income producing security
(b) Security or a portion of the security was on loan at the end of the period.
(c) The value of these investments was determined using significant unobservable inputs.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(e) Current yield shown is as of period end.
(f) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $2,897 or
1.51% of net assets.
(g) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Sector Percent
Financial 23.65%
Consumer, Non-cyclical 21.25%
Industrial 16.21%
Technology 10.92%
Consumer, Cyclical 10.91%
Utilities 4.33%
Money Market Funds 3.34%
Energy 2.92%
Communications 2.81%
Basic Materials 2.05%
Diversified 0.63%
Other Assets and Liabilities
0.98%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
June 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 1,443 $ 25,344 $ 23,277 $ 3,510
$ 1,443 $ 25,344 $ 23,277 $ 3,510
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 3 9 $ — $ — $ —
$ 3 9 $ — $ — $ —
Amounts in thousands

Glossary to the Schedule of Investments
June 30, 2019 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2019(c) $ 10.15 $ 0.14 $ 0.47 $ 0.61 $ – $ – $ – $ 10.76
2018 10.39 0.26 (0.28) (0.02) (0.22) – (0.22) 10.15
2017 10.25 0.22 0.11 0.33 (0.19) – (0.19) 10.39
2016 10.20 0.19 0.05 0.24 (0.19) – (0.19) 10.25
2015 10.34 0.18 (0.17) 0.01 (0.15) – (0.15) 10.20
2014 9.88 0.17 0.40 0.57 (0.11) – (0.11) 10.34
CORE PLUS BOND ACCOUNT
Class 1 shares
2019(c) 10.81 0.18 0.59 0.77 – – – 11.58
2018 11.35 0.36 (0.52) (0.16) (0.38) – ( 0 .38) 10.81
2017 11.15 0.35 0.18 0.53 (0.33) – (0.33) 11.35
2016 11.05 0.32 0.14 0.46 (0.36) – (0.36) 11.15
2015 11.46 0.32 (0.37) (0.05) (0.36) – (0.36) 11.05
2014 11.24 0.31 0.28 0.59 (0.37) – (0.37) 11.46
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2019(c) 14.87 – 1.74 1.74 – – – 16.61
2018 15.98 0.31 (0.78) (0.47) (0.43) (0.21) (0.64) 14.87
2017(h) 15.36 0.45 0.65 1.10 (0.26) (0.22) (0.48) 15.98
Class 2 shares
2019(c) 14.88 (0.02) 1.75 1.73 – – – 16.61
2018 15.99 0.27 (0.78) (0.51) (0.39) (0.21) (0.60) 14.88
2017 14.76 0.35 1.32 1.67 (0.22) (0.22) (0.44) 15.99
2016 14.11 0.22 0.75 0.97 (0.18) (0.14) (0.32) 14.76
2015 14.39 0.19 (0.17) 0.02 (0.14) (0.16) (0.30) 14.11
2014 13.66 0.16 0.85 1.01 (0.13) (0.15) (0.28) 14.39
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)
(i)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
6.01% (d) $ 2,480,623 0.15% (e),(f) – % 2.71% (e) 115.6% (e)
(0.19) 2,213,355 0.15 (f) – 2.52 123.1
3.27 2,448,068 0.23 (f) – 2.10 108.9
2.29 2,184,608 0.25 – 1.86 118.5
0.13 1,937,655 0.25 – 1.77 154.0
5.75 1,734,803 0.26 – 1.68 195.7
7.12 (d) 321,822 0.46 (e) – 3.18 (e) 169.2 (e)
(1.41) 280,760 0.47 – 3.27 127.5
4.81 293,662 0.46 – 3.08 123.5
4.09 292,436 0.46 – 2.79 155.1
(0.48) 290,032 0.46 – 2.80 177.2
5.24 321,735 0.45 – 2.74 205.6
11.70 (d) 39,491 0.05 (e),(g) 0.05 (e),(g) (0.05) (e) 14.4 (e)
(3.14) 36,763 0.05 (g) 0.05 (g) 1.95 15.7
7.27 (d) 42,702 0.05 (e),(g) 0.05 (e),(g) 4.27 (e) 13.9 (e)
11.63 (d) 1,007,803 0.30 (e),(g) 0.30 (e),(g),(i) (0.30) (e) 14.4 (e)
(3.40) 968,449 0.30 (g) 0.30 (g),(i) 1.69 15.7
11.43 1,131,373 0.30 (g) 0.30 (g),(i) 2.27 13.9
6.90 1,099,647 0.30 (g) 0.30 (g),(i) 1.51 14.1
0.16 1,031,111 0.30 (g) 0.30 (g),(i) 1.29 14.3
7.41 1,011,106 0.30 (g) 0.30 (g),(i) 1.11 9.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Account invests.
(h) Period from May 1, 2017 date operations commenced, through December 31, 2017.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2019(c) $ 11.34 ( $ 0.02) $ 1.29 $ 1.27 $ – $ – $ – $ 12.61
2018 12.25 0.19 (0.55) (0.36) (0.46) (0.09) (0.55) 11.34
2017 11.27 0.43 0.78 1.21 (0.15) (0.08) (0.23) 12.25
2016 10.72 0.16 0.53 0.69 (0.08) (0.06) (0.14) 11.27
2015 10.88 0.10 (0.09) 0.01 (0.09) (0.08) (0.17) 10.72
2014 10.18 0.27 0.43 0.70 – – – 10.88
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2019(c) 10.31 0.01 0.97 0.98 – – – 11.29
2018 10.80 0.20 (0.58) (0.38) (0.08) (0.03) (0.11) 10.31
2017(i) 10.00 0.27 0.53 0.80 – – – 10.80
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2019(c) 16.29 (0.03) 2.19 2.16 – – – 18.45
2018 17.66 0.30 (1.03) (0.73) (0.45) (0.19) (0.64) 16.29
2017 15.93 0.43 1.79 2.22 (0.23) (0.26) (0.49) 17.66
2016 15.08 0.24 0.98 1.22 (0.19) (0.18) (0.37) 15.93
2015 15.40 0.21 (0.18) 0.03 (0.16) (0.19) (0.35) 15.08
2014 14.60 0.19 0.94 1.13 (0.14) (0.19) (0.33) 15.40
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)
(i)
(j)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Avera ge
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
11.20% (d) $ 174,268 0.31% (e),(f),(g) – % (0.31) % (e) 16.0% (e)
(3.20) 162,166 0.31 (f),(g) – 1.59 16.2
10.90 181,005 0.31 (f),(g) – 3.65 13.6
6.42 168,756 0.31 (f),(g) – 1.48 13.6
0.01 138,384 0.31 (f),(g) – 0.90 14.1
6.89 84,527 0.31 (f),(g) – 2.54 8.1
9.51 (d) 94,675 0.38 (e),(f),(g) – 0.10 (e) 29.2 (e)
(3.71) (h) 66,983 0.38 (f),(g) – 1.90 99.6
8.10 (d),(h) 36,522 0.39 (e),(f),(g) – 3.36 (e) 8.0 (e)
13.32 (d),(h) 3,766,135 0.30 (e),(g) 0.30 (e),(g),(j) (0.30) (e) 12.9 (e)
(4.51) (h) 3,488,312 0.30 (g) 0.30 (g),(j) 1.69 15.5
14.21 (h) 3,945,713 0.30 (g) 0.30 (g),(j) 2.52 10.9
8.14 3,588,901 0.30 (g) 0.30 (g),(j) 1.53 11.1
0.17 3,201,495 0.30 (g) 0.30 (g),(j) 1.37 10.7
7.83 2,880,722 0.30 (g) 0.30 (g),(j) 1.25 7.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Account invests.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(j) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2019(c) $ 11.61 ( $ 0.02) $ 1.49 $ 1.47 $ – $ – $ – $ 13.08
2018 12.72 0.19 (0.66) (0.47) (0.54) (0.10) (0.64) 11.61
2017 11.46 0.52 0.99 1.51 (0.15) (0.10) (0.25) 12.72
2016 10.79 0.16 0.66 0.82 (0.07) (0.08) (0.15) 11.46
2015 10.99 0.09 (0.08) 0.01 (0.11) (0.10) (0.21) 10.79
2014 10.27 0.31 0.41 0.72 – – – 10.99
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2019(c) 10.37 0.01 1.08 1.09 – – – 11.46
2018 10.97 0.21 (0.71) (0.50) (0.07) (0.03) (0.10) 10.37
2017(h) 10.00 0.30 0.67 0.97 – – – 10.97
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2019(c) 12.46 (0.02) 1.25 1.23 – – – 13.69
2018 13.12 0.22 (0.51) (0.29) (0.28) (0.09) (0.37) 12.46
2017 12.34 0.26 0.82 1.08 (0.18) (0.12) (0.30) 13.12
2016 11.87 0.19 0.47 0.66 (0.12) (0.07) (0.19) 12.34
2015 12.03 0.15 (0.12) 0.03 (0.10) (0.09) (0.19) 11.87
2014 11.38 0.12 0.66 0.78 (0.06) (0.07) (0.13) 12.03
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)
(i)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
12.66% (d) $ 352,453 0.30% (e),(f),(g ) – % (0.30) % (e) 13.8% (e)
(4.07) 325,228 0.30 (f),(g) – 1.53 16.3
13.34 355,062 0.30 (f),(g) – 4.30 12.5
7.56 313,672 0.30 (f),(g) – 1.49 11.7
0.06 252,611 0.30 (f),(g) – 0.82 11.5
7.06 151,672 0.31 (f),(g) – 2.92 8.0
10.51 (d) 549,329 0.37 (e),(f),(g) – 0.12 (e) 24.7 (e)
(4.60) 384,706 0.37 (f),(g) – 1.96 103.6
9.70 (d) 171,769 0.38 (e),(f),(g) – 3.80 (e) 0.9 (e)
9.87 (d) 263,140 0.30 (e),(g) 0.30 (e),(g),(i) (0.30) (e) 24.7 (e)
(2.38) 241,331 0.30 (g) 0.30 (g),(i) 1.72 22.8
8.81 268,135 0.30 (g) 0.30 (g),(i) 2.06 21.2
5.56 254,001 0.30 (g) 0.30 (g),(i) 1.56 19.3
0.16 198,762 0.30 (g) 0.30 (g),(i) 1.25 20.1
6.89 168,562 0.31 (g) 0.31 (g),(i) 1.06 18.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Account invests.
(h) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2019(c) $ 13 .72 $ 0 .20 $ 1 .82 $ 2 .02 $ – $ – $ – $ 15 .74
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) – ( 0 .35 ) 13 .72
2017 13 .42 0 .21 3 .67 3 .88 ( 0 .29 ) – ( 0 .29 ) 17 .01
2016 13 .68 0 .24 ( 0 .18 ) 0 .06 ( 0 .32 ) – ( 0 .32 ) 13 .42
2015 14 .08 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .37 ) – ( 0 .37 ) 13 .68
2014 14 .87 0 .24 ( 0 .70 ) ( 0 .46 ) ( 0 .33 ) – ( 0 .33 ) 14 .08
EQUITY INCOME ACCOUNT
Class 1 shares
2019(c) 22 .86 0 .29 3 .61 3 .90 – – – 26 .76
2018 26 .08 0 .64 ( 1 .72 ) ( 1 .08 ) ( 0 .52 ) ( 1 .62 ) ( 2 .14 ) 22 .86
2017 23 .20 0 .56 4 .14 4 .70 ( 0 .58 ) ( 1 .24 ) ( 1 .82 ) 26 .08
2016 21 .67 0 .57 2 .77 3 .34 ( 0 .64 ) ( 1 .17 ) ( 1 .81 ) 23 .20
2015 23 .12 0 .58 ( 1 .46 ) ( 0 .88 ) ( 0 .57 ) – ( 0 .57 ) 21 .67
2014 21 .00 0 .57 2 .09 2 .66 ( 0 .54 ) – ( 0 .54 ) 23 .12
Class 2 shares
2019(c) 22 .66 0 .25 3 .58 3 .83 – – – 26 .49
2018 25 .87 0 .57 ( 1 .70 ) ( 1 .13 ) ( 0 .46 ) ( 1 .62 ) ( 2 .08 ) 22 .66
2017 23 .03 0 .49 4 .11 4 .60 ( 0 .52 ) ( 1 .24 ) ( 1 .76 ) 25 .87
2016 21 .52 0 .51 2 .75 3 .26 ( 0 .58 ) ( 1 .17 ) ( 1 .75 ) 23 .03
2015 22 .96 0 .52 ( 1 .45 ) ( 0 .93 ) ( 0 .51 ) – ( 0 .51 ) 21 .52
2014 20 .87 0 .51 2 .07 2 .58 ( 0 .49 ) – ( 0 .49 ) 22 .96
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2019(c) 9 .47 0 .12 0 .30 0 .42 – – – 9 .89
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) – ( 0 .37 ) 9 .47
2017 9 .98 0 .31 ( 0 .12 ) 0 .19 ( 0 .41 ) – ( 0 .41 ) 9 .76
2016 10 .16 0 .33 ( 0 .14 ) 0 .19 ( 0 .37 ) – ( 0 .37 ) 9 .98
2015 10 .44 0 .27 ( 0 .19 ) 0 .08 ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 10 .16
2014 10 .33 0 .27 0 .25 0 .52 ( 0 .41 ) – ( 0 .41 ) 10 .44
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2019(c) 15 .12 0 .12 1 .42 1 .54 – – – 16 .66
2018 19 .40 0 .19 ( 4 .25 ) ( 4 .06 ) ( 0 .22 ) – ( 0 .22 ) 15 .12
2017 13 .94 0 .15 5 .53 5 .68 ( 0 .22 ) – ( 0 .22 ) 19 .40
2016 12 .88 0 .14 1 .08 1 .22 ( 0 .16 ) – ( 0 .16 ) 13 .94
2015 15 .21 0 .17 ( 2 .25 ) ( 2 .08 ) ( 0 .25 ) – ( 0 .25 ) 12 .88
2014 15 .94 0 .20 ( 0 .78 ) ( 0 .58 ) ( 0 .15 ) – ( 0 .15 ) 15 .21
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
14 .80% (d) ,(e) $ 259,415 0 .92% (f) 2 .64% (f) 49 .9% (f)
( 17 .54 ) 233,612 0 .91 1 .91 59 .3
29 .06 292,975 0 .91 1 .37 42 .8
0 .36 243,997 0 .91 1 .77 56 .8
( 0 .35 ) 273,300 0 .88 1 .80 48 .2
( 3 .21 ) 429,194 0 .86 1 .64 62 .1
17 .06 (d) 704,246 0 .48 (f) 2 .30 (f) 16 .4 (f)
( 5 .01 ) 636,177 0 .49 2 .47 13 .2
21 .08 572,629 0 .50 2 .26 15 .9
15 .72 525,829 0 .50 2 .54 17 .1
( 3 .93 ) 513,126 0 .49 2 .54 10 .7
12 .80 599,407 0 .48 2 .57 11 .6
16 .90 (d) 28,459 0 .73 (f) 2 .05 (f) 16 .4 (f)
( 5 .24 ) 25,207 0 .74 2 .23 13 .2
20 .77 27,469 0 .75 2 .00 15 .9
15 .43 24,197 0 .75 2 .29 17 .1
( 4 .15 ) 23,215 0 .74 2 .29 10 .7
12 .46 25,491 0 .73 2 .32 11 .6
4 .44 (d) 224,915 0 .51 (f) 2 .45 (f) 11 .2 (f)
0 .91 219,612 0 .51 2 .43 17 .4
1 .88 241,839 0 .51 3 .09 24 .3
1 .80 247,620 0 .51 3 .25 25 .8
0 .79 286,659 0 .51 2 .61 21 .9
5 .08 314,509 0 .51 2 .56 19 .1
10 .19 (d) 90,936 1 .20 (f) ,(g) 1 .44 (f) 168 .4 (f)
( 21 .02 ) 83,366 1 .35 (g) 1 .05 121 .8
40 .84 114,735 1 .35 (g) 0 .91 98 .6
9 .40 (h) 85,677 1 .40 (g) 1 .07 115 .0
( 13 .81 ) 85,434 1 .37 1 .18 97 .3
( 3 .75 ) 103,091 1 .38 1 .28 106 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) During 2016, the Account experienced a significant one-time gain of approximately $0.07/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2019(c) $ 30 .10 $ – $ 6 .71 $ 6 .71 $ – $ – $ – $ 36 .81
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
2017 24 .55 0 .01 8 .13 8 .14 ( 0 .01 ) ( 1 .50 ) ( 1 .51 ) 31 .18
2016 26 .33 0 .01 0 .34 0 .35 – ( 2 .13 ) ( 2 .13 ) 24 .55
2015 28 .70 0 .02 2 .26 2 .28 ( 0 .07 ) ( 4 .58 ) ( 4 .65 ) 26 .33
2014 32 .58 0 .03 2 .46 2 .49 ( 0 .04 ) ( 6 .33 ) ( 6 .37 ) 28 .70
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2019(c) 16 .39 0 .16 2 .85 3 .01 – – – 19 .40
2018 18 .06 0 .36 ( 1 .06 ) ( 0 .70 ) ( 0 .32 ) ( 0 .65 ) ( 0 .97 ) 16 .39
2017 15 .44 0 .29 2 .97 3 .26 ( 0 .29 ) ( 0 .35 ) ( 0 .64 ) 18 .06
2016 14 .41 0 .29 1 .36 1 .65 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .44
2015 14 .63 0 .27 ( 0 .09 ) 0 .18 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 14 .41
2014 13 .38 0 .24 1 .51 1 .75 ( 0 .18 ) ( 0 .32 ) ( 0 .50 ) 14 .63
Class 2 shares
2019(c) 16 .24 0 .13 2 .83 2 .96 – – – 19 .20
2018 17 .95 0 .32 ( 1 .07 ) ( 0 .75 ) ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 16 .24
2017 15 .38 0 .25 2 .95 3 .20 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .95
2016 14 .39 0 .26 1 .35 1 .61 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .38
2015(g) 15 .07 0 .17 ( 0 .45 ) ( 0 .28 ) ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 14 .39
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2019(c) 12 .74 0 .11 2 .06 2 .17 – – – 14 .91
2018 13 .42 0 .23 ( 0 .71 ) ( 0 .48 ) ( 0 .20 ) – ( 0 .20 ) 12 .74
2017 12 .15 0 .18 2 .11 2 .29 ( 0 .18 ) ( 0 .84 ) ( 1 .02 ) 13 .42
2016 11 .27 0 .19 0 .96 1 .15 ( 0 .12 ) ( 0 .15 ) ( 0 .27 ) 12 .15
2015 11 .22 0 .16 ( 0 .07 ) 0 .09 – ( 0 .04 ) ( 0 .04 ) 11 .27
2014 10 .46 0 .14 1 .09 1 .23 ( 0 .08 ) ( 0 .39 ) ( 0 .47 ) 11 .22
(a)
(b)
(c)
(d)
(e)
(f)
(g)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
22 .29% (d) $ 474,188 0 .73% (e) ,(f) 0 .02% (e) 34 .2% (e)
3 .60 296,139 0 .74 (f) 0 .08 36 .9
33 .71 302,147 0 .75 (f) 0 .03 36 .2
1 .26 244,058 0 .76 (f) 0 .04 36 .8
7 .77 252,386 0 .76 (f) 0 .07 38 .6
8 .61 239,629 0 .76 (f) 0 .11 38 .9
18 .36 (d) 2,572,922 0 .25 (e) 1 .74 (e) 2 .3 (e)
( 4 .58 ) 2,378,088 0 .25 1 .94 8 .7
21 .49 2,563,986 0 .25 1 .71 3 .0
11 .59 2,262,283 0 .25 1 .96 6 .4
1 .14 2,033,459 0 .25 1 .82 6 .3
13 .29 1,863,035 0 .25 1 .74 2 .8
18 .23 (d) 10,287 0 .50 (e) 1 .49 (e) 2 .3 (e)
( 4 .90 ) 7,081 0 .50 1 .77 8 .7
21 .20 3,234 0 .50 1 .46 3 .0
11 .30 766 0 .50 1 .74 6 .4
( 1 .95 ) (d) 161 0 .50 (e) 1 .78 (e) 6 .3 (e)
17 .03 (d) 218,870 0 .46 (e) 1 .54 (e) 3 .1 (e)
( 3 .73 ) 205,655 0 .46 1 .64 11 .2
19 .55 222,026 0 .46 (f) 1 .40 3 .0
10 .33 198,548 0 .46 (f) 1 .63 4 .8
0 .83 161,654 0 .47 (f) 1 .46 5 .5
11 .77 97,236 0 .49 (f) 1 .29 24 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
MIDCAP ACCOUNT
Class 1 shares
2019(c) $ 48 .53 $ 0 .08 $ 14 .65 $ 14 .73 $ – $ – $ – $ 63 .26
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
2017 50 .96 0 .19 12 .48 12 .67 ( 0 .32 ) ( 3 .89 ) ( 4 .21 ) 59 .42
2016 55 .24 0 .33 5 .30 5 .63 ( 0 .24 ) ( 9 .67 ) ( 9 .91 ) 50 .96
2015 60 .79 0 .22 1 .19 1 .41 ( 0 .32 ) ( 6 .64 ) ( 6 .96 ) 55 .24
2014 59 .37 0 .36 6 .96 7 .32 ( 0 .32 ) ( 5 .58 ) ( 5 .90 ) 60 .79
Class 2 shares
2019(c) 48 .19 0 .01 14 .53 14 .54 – – – 62 .73
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
2017 50 .69 0 .05 12 .39 12 .44 ( 0 .19 ) ( 3 .89 ) ( 4 .08 ) 59 .05
2016 54 .97 0 .20 5 .27 5 .47 ( 0 .08 ) ( 9 .67 ) ( 9 .75 ) 50 .69
2015 60 .54 0 .07 1 .17 1 .24 ( 0 .17 ) ( 6 .64 ) ( 6 .81 ) 54 .97
2014 59 .16 0 .21 6 .93 7 .14 ( 0 .18 ) ( 5 .58 ) ( 5 .76 ) 60 .54
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2019(c) 25 .86 0 .19 4 .82 5 .01 – – – 30 .87
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
2016 22 .35 0 .30 1 .73 2 .03 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 23 .94
2015 22 .31 0 .30 0 .20 0 .50 ( 0 .06 ) ( 0 .40 ) ( 0 .46 ) 22 .35
2014 24 .45 0 .24 2 .52 2 .76 ( 0 .81 ) ( 4 .09 ) ( 4 .90 ) 22 .31
Class 2 shares
2019(c) 25 .58 0 .15 4 .76 4 .91 – – – 30 .49
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25
2016 22 .14 0 .24 1 .72 1 .96 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 23 .71
2015 22 .11 0 .23 0 .21 0 .44 ( 0 .01 ) ( 0 .40 ) ( 0 .41 ) 22 .14
2014 24 .27 0 .18 2 .50 2 .68 ( 0 .75 ) ( 4 .09 ) ( 4 .84 ) 22 .11
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2019(c) 12 .18 0 .05 1 .14 1 .19 – – – 13 .37
2018 13 .41 0 .32 ( 0 .80 ) ( 0 .48 ) ( 0 .41 ) ( 0 .34 ) ( 0 .75 ) 12 .18
2017 12 .48 0 .34 1 .07 1 .41 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .41
2016 12 .18 0 .27 0 .37 0 .64 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 12 .48
2015 12 .60 0 .25 ( 0 .39 ) ( 0 .14 ) ( 0 .28 ) – ( 0 .28 ) 12 .18
2014 12 .29 0 .25 0 .34 0 .59 ( 0 .28 ) – ( 0 .28 ) 12 .60
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
30 .35% (d) $ 574,637 0 .54% (e) 0 .28% (e) 11 .7% (e)
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
25 .51 575,104 0 .54 0 .34 13 .4
10 .37 576,634 0 .54 0 .62 13 .6
1 .64 617,437 0 .53 0 .37 26 .3
12 .99 676,836 0 .53 0 .60 21 .6
30 .20 (d) ,(f) 19,668 0 .79 (e) 0 .03 (e) 11 .7 (e)
( 6 .79 ) (f) 15,710 0 .79 0 .04 24 .6
25 .19 (f) 17,792 0 .79 0 .09 13 .4
10 .11 14,985 0 .79 0 .38 13 .6
1 .37 15,243 0 .78 0 .12 26 .3
12 .70 15,960 0 .78 0 .35 21 .6
19 .37 (d) 142,163 0 .64 (e) 1 .30 (e) 51 .4 (e)
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
9 .11 147,193 0 .63 1 .31 33 .7
2 .18 154,732 0 .64 1 .33 22 .1 (g)
12 .45 33,190 0 .66 1 .02 8 .6
19 .19 (d) 10,752 0 .89 (e) 1 .05 (e) 51 .4 (e)
( 3 .64 ) (f) 8,757 0 .88 1 .28 44 .9
20 .46 (f) 8,526 0 .88 0 .83 28 .5
8 .85 7,420 0 .88 1 .06 33 .7
1 .94 7,517 0 .89 1 .05 22 .1 (g)
12 .19 6,891 0 .91 0 .77 8 .6
9 .77 (d) 32,338 0 .03 (e) ,(h) 0 .86 (e) 54 .8 (e)
( 3 .87 ) 31,890 0 .02 (h) 2 .43 29 .0
11 .42 41,836 0 .01 (h) 2 .57 21 .7
5 .25 42,641 0 .02 (h) 2 .16 28 .9
( 1 .17 ) 41,132 0 .04 (h) 2 .00 24 .6
4 .81 47,312 0 .04 (h) 2 .02 41 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(h) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2019(c) $ 12 .60 $ 0 .05 $ 1 .49 $ 1 .54 $ – $ – $ – $ 14 .14
2018 14 .11 0 .33 ( 1 .04 ) ( 0 .71 ) ( 0 .38 ) ( 0 .42 ) ( 0 .80 ) 12 .60
2017 12 .66 0 .36 1 .52 1 .88 ( 0 .27 ) ( 0 .16 ) ( 0 .43 ) 14 .11
2016 12 .64 0 .26 0 .47 0 .73 ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 12 .66
2015 13 .77 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .36 ) ( 0 .64 ) ( 1 .00 ) 12 .64
2014 13 .62 0 .33 0 .44 0 .77 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 13 .77
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2019(c) 11 .58 0 .03 1 .66 1 .69 – – – 13 .27
2018 13 .17 0 .29 ( 1 .15 ) ( 0 .86 ) ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .58
2017 11 .45 0 .34 1 .73 2 .07 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 13 .17
2016 11 .45 0 .22 0 .45 0 .67 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 11 .45
2015 12 .34 0 .20 ( 0 .30 ) ( 0 .10 ) ( 0 .32 ) ( 0 .47 ) ( 0 .79 ) 11 .45
2014 14 .05 0 .36 0 .45 0 .81 ( 0 .31 ) ( 2 .21 ) ( 2 .52 ) 12 .34
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2019(c) 13 .94 0 .04 2 .20 2 .24 – – – 16 .18
2018 15 .97 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 13 .94
2017 13 .52 0 .36 2 .41 2 .77 ( 0 .20 ) ( 0 .12 ) ( 0 .32 ) 15 .97
2016 13 .53 0 .22 0 .51 0 .73 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 13 .52
2015 14 .50 0 .22 ( 0 .31 ) ( 0 .09 ) ( 0 .36 ) ( 0 .52 ) ( 0 .88 ) 13 .53
2014 14 .94 0 .42 0 .49 0 .91 ( 0 .31 ) ( 1 .04 ) ( 1 .35 ) 14 .50
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2019(c) 13 .37 0 .03 2 .26 2 .29 – – – 15 .66
2018 15 .62 0 .31 ( 1 .53 ) ( 1 .22 ) ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 13 .37
2017 13 .06 0 .32 2 .55 2 .87 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 15 .62
2016 13 .07 0 .21 0 .52 0 .73 ( 0 .18 ) ( 0 .56 ) ( 0 .74 ) 13 .06
2015 14 .18 0 .20 ( 0 .26 ) ( 0 .06 ) ( 0 .38 ) ( 0 .67 ) ( 1 .05 ) 13 .07
2014 14 .96 0 .40 0 .50 0 .90 ( 0 .34 ) ( 1 .34 ) ( 1 .68 ) 14 .18
(a)
(b)
(c)
(d)
(e)
(f)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
12 .22% (d) $ 192,276 0 .01% (e) ,(f) 0 .72% (e) 44 .1% (e)
( 5 .40 ) 172,173 0 .01 (f) 2 .37 28 .7
15 .00 197,935 0 .00 (f) 2 .64 23 .6
5 .76 186,646 0 .01 (f) 2 .03 17 .7
( 1 .13 ) 190,987 0 .03 (f) 1 .79 27 .6
5 .75 211,470 0 .03 (f) 2 .40 31 .9
14 .59 (d) 167,099 0 .01 (e) ,(f) 0 .51 (e) 16 .0 (e)
( 7 .06 ) 140,617 0 .01 (f) 2 .21 28 .6
18 .26 152,469 0 .01 (f) 2 .77 31 .0
5 .87 123,825 0 .01 (f) 1 .89 22 .4
( 1 .05 ) 116,691 0 .04 (f) 1 .67 31 .3
6 .06 116,965 0 .04 (f) 2 .67 23 .9
16 .07 (d) 76,005 0 .02 (e) ,(f) 0 .46 (e) 18 .5 (e)
( 7 .85 ) 62,741 0 .01 (f) 2 .17 14 .5
20 .68 63,759 0 .01 (f) 2 .43 28 .3
5 .45 49,980 0 .02 (f) 1 .68 30 .4
( 0 .85 ) 45,261 0 .04 (f) 1 .52 24 .2
6 .21 42,304 0 .05 (f) 2 .83 21 .1
17 .13 (d) 35,984 0 .03 (e) ,(f) 0 .39 (e) 16 .7 (e)
( 8 .64 ) 30,354 0 .02 (f) 2 .03 22 .6
22 .14 31,610 0 .02 (f) 2 .23 36 .5
5 .58 26,674 0 .03 (f) 1 .64 33 .1
( 0 .69 ) 23,502 0 .05 (f) 1 .46 26 .6
6 .21 21,796 0 .06 (f) 2 .70 28 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2019(c) $ 12 .32 $ 0 .02 $ 2 .14 $ 2 .16 $ – $ – $ – $ 14 .48
2018 14 .38 0 .25 ( 1 .47 ) ( 1 .22 ) ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 12 .32
2017 11 .88 0 .40 2 .29 2 .69 ( 0 .12 ) ( 0 .07 ) ( 0 .19 ) 14 .38
2016 11 .75 0 .18 0 .46 0 .64 ( 0 .13 ) ( 0 .38 ) ( 0 .51 ) 11 .88
2015 12 .19 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .15 ) ( 0 .21 ) ( 0 .36 ) 11 .75
2014 11 .58 0 .39 0 .25 0 .64 ( 0 .01 ) ( 0 .02 ) ( 0 .03 ) 12 .19
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2019(c) 11 .30 0 .05 0 .93 0 .98 – – – 12 .28
2018 12 .11 0 .31 ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 11 .30
2017 11 .40 0 .30 0 .69 0 .99 ( 0 .28 ) – ( 0 .28 ) 12 .11
2016 11 .15 0 .26 0 .27 0 .53 ( 0 .28 ) – ( 0 .28 ) 11 .40
2015 11 .51 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .26 ) – ( 0 .26 ) 11 .15
2014 11 .29 0 .23 0 .29 0 .52 ( 0 .30 ) – ( 0 .30 ) 11 .51
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2019(c) 17 .86 0 .16 3 .61 3 .77 – – – 21 .63
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
2016 22 .20 0 .31 1 .09 1 .40 ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .30
2015 22 .33 0 .34 0 .57 0 .91 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 22 .20
2014 17 .08 0 .29 5 .28 5 .57 ( 0 .32 ) – ( 0 .32 ) 22 .33
Class 2 shares
2019(c) 17 .92 0 .13 3 .63 3 .76 – – – 21 .68
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70
2016 22 .29 0 .28 1 .06 1 .34 ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .36
2015 22 .45 0 .34 0 .53 0 .87 ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 22 .29
2014 17 .18 0 .27 5 .27 5 .54 ( 0 .27 ) – ( 0 .27 ) 22 .45
(a)
(b)
(c)
(d)
(e)
(f)
(g)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
17 .53% (d) $ 6,760 0 .10% (e) ,(f) ,(g) 0 .33% (e) 41 .6% (e)
( 9 .25 ) 4,649 0 .10 (f) ,(g) 1 .71 84 .9
22 .74 5,712 0 .10 (f) ,(g) 2 .98 33 .1
5 .52 2,644 0 .10 (f) ,(g) 1 .55 43 .1
( 0 .75 ) 2,097 0 .13 (f) ,(g) 1 .65 30 .3
5 .58 825 0 .13 (f) ,(g) 3 .28 43 .2
8 .67 (d) 23,504 0 .04 (e) ,(g) 0 .91 (e) 60 .7 (e)
( 3 .00 ) 20,664 0 .03 (g) 2 .61 31 .2
8 .76 24,630 0 .02 (g) 2 .56 20 .0
4 .77 24,741 0 .03 (g) 2 .29 28 .5
( 0 .95 ) 24,452 0 .05 (g) 2 .21 24 .4
4 .57 30,016 0 .05 (g) 2 .01 39 .8
21 .11 (d) 150,767 0 .87 (e) ,(f) 1 .54 (e) 22 .7 (e)
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
5 .85 158,760 0 .89 1 .38 31 .3
4 .21 159,292 0 .89 1 .54 22 .8
32 .82 166,701 0 .89 1 .48 15 .7
20 .98 (d) 4,364 1 .12 (e) ,(f) 1 .31 (e) 22 .7 (e)
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
5 .53 4,215 1 .14 1 .26 31 .3
4 .00 1,994 1 .14 1 .56 22 .8
32 .44 492 1 .14 1 .37 15 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM BALANCED PORTFOLIO
Class 1 shares
2019(c) $ 13 .90 $ 0 .05 $ 1 .71 $ 1 .76 $ – $ – $ – $ 15 .66
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
2016 14 .69 0 .30 0 .70 1 .00 ( 0 .32 ) ( 0 .93 ) ( 1 .25 ) 14 .44
2015 16 .51 0 .30 ( 0 .38 ) ( 0 .08 ) ( 0 .49 ) ( 1 .25 ) ( 1 .74 ) 14 .69
2014 18 .53 0 .47 0 .73 1 .20 ( 0 .52 ) ( 2 .70 ) ( 3 .22 ) 16 .51
Class 2 shares
2019(c) 13 .74 0 .03 1 .69 1 .72 – – – 15 .46
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72
2016 14 .55 0 .27 0 .69 0 .96 ( 0 .28 ) ( 0 .93 ) ( 1 .21 ) 14 .30
2015 16 .37 0 .26 ( 0 .38 ) ( 0 .12 ) ( 0 .45 ) ( 1 .25 ) ( 1 .70 ) 14 .55
2014 18 .39 0 .43 0 .73 1 .16 ( 0 .48 ) ( 2 .70 ) ( 3 .18 ) 16 .37
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2019(c) 11 .05 0 .06 1 .06 1 .12 – – – 12 .17
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
2016 11 .52 0 .31 0 .42 0 .73 ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 11 .50
2015 12 .60 0 .29 ( 0 .36 ) ( 0 .07 ) ( 0 .41 ) ( 0 .60 ) ( 1 .01 ) 11 .52
2014 13 .39 0 .41 0 .40 0 .81 ( 0 .42 ) ( 1 .18 ) ( 1 .60 ) 12 .60
Class 2 shares
2019(c) 10 .91 0 .05 1 .05 1 .10 – – – 12 .01
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19
2016 11 .41 0 .27 0 .42 0 .69 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 11 .38
2015 12 .48 0 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .38 ) ( 0 .60 ) ( 0 .98 ) 11 .41
2014 13 .28 0 .38 0 .38 0 .76 ( 0 .38 ) ( 1 .18 ) ( 1 .56 ) 12 .48
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2019(c) 17 .16 0 .03 2 .56 2 .59 – – – 19 .75
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
2016 17 .22 0 .30 0 .90 1 .20 ( 0 .26 ) ( 0 .94 ) ( 1 .20 ) 17 .22
2015 19 .02 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .43 ) ( 1 .22 ) ( 1 .65 ) 17 .22
2014 20 .60 0 .48 0 .97 1 .45 ( 0 .39 ) ( 2 .64 ) ( 3 .03 ) 19 .02
Class 2 shares
2019(c) 16 .92 – 2 .52 2 .52 – – – 19 .44
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60
2016 17 .02 0 .25 0 .89 1 .14 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 17 .01
2015 18 .82 0 .21 ( 0 .40 ) ( 0 .19 ) ( 0 .39 ) ( 1 .22 ) ( 1 .61 ) 17 .02
2014 20 .42 0 .42 0 .97 1 .39 ( 0 .35 ) ( 2 .64 ) ( 2 .99 ) 18 .82
(a)
(b)
(c)
(d)
(e)
(f)
(g)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
12 .66% (d) $ 585,362 0 .23% (e) ,(f) ,(g) 0 .66% (e) 29 .0% (e)
( 5 .04 ) 561,162 0 .23 (f) ,(g) 2 .29 18 .2
15 .21 678,409 0 .23 (g) 2 .92 27 .4
6 .82 672,562 0 .23 (g) 2 .07 16 .5
( 0 .81 ) 732,937 0 .23 (g) 1 .88 26 .1
6 .82 826,908 0 .23 (g) 2 .64 16 .4
12 .52 (d) 116,817 0 .48 (e) ,(f) ,(g) 0 .41 (e) 29 .0 (e)
( 5 .25 ) 104,051 0 .48 (f) ,(g) 2 .10 18 .2
14 .88 110,129 0 .48 (g) 2 .77 27 .4
6 .62 97,047 0 .48 (g) 1 .88 16 .5
( 1 .08 ) 96,511 0 .48 (g) 1 .66 26 .1
6 .59 99,852 0 .48 (g) 2 .44 16 .4
10 .14 (d) 164,894 0 .24 (e) ,(f) ,(g) 1 .06 (e) 44 .7 (e)
( 3 .49 ) 154,297 0 .22 (f) ,(g) 2 .79 19 .5
11 .46 178,523 0 .23 (g) 3 .16 26 .3
6 .37 183,830 0 .23 (g) 2 .64 19 .8
( 0 .78 ) 193,585 0 .23 (g) 2 .38 28 .2
6 .22 206,621 0 .23 (g) 3 .10 21 .2
10 .08 (d) 22,852 0 .49 (e) ,(f) ,(g) 0 .82 (e) 44 .7 (e)
( 3 .75 ) 20,449 0 .47 (f) ,(g) 2 .59 19 .5
11 .14 20,541 0 .48 (g) 3 .06 26 .3
6 .08 17,477 0 .48 (g) 2 .39 19 .8
( 0 .93 ) 17,774 0 .48 (g) 2 .19 28 .2
5 .92 16,731 0 .48 (g) 2 .87 21 .2
15 .09 (d) 205,481 0 .24 (e) ,(f) ,(g) 0 .30 (e) 13 .0 (e)
( 6 .62 ) 189,654 0 .23 (f) ,(g) 1 .81 27 .0
19 .78 220,054 0 .23 (g) 2 .88 35 .1
7 .00 194,284 0 .23 (g) 1 .73 25 .5
( 1 .09 ) 193,966 0 .23 (g) 1 .40 29 .1
7 .43 198,465 0 .23 (g) 2 .40 19 .4
14 .89 (d) 132,344 0 .49 (e) ,(f) ,(g) 0 .05 (e) 13 .0 (e)
( 6 .82 ) 118,307 0 .48 (f) ,(g) 1 .60 27 .0
19 .46 127,079 0 .48 (g) 2 .68 35 .1
6 .76 108,247 0 .48 (g) 1 .49 25 .5
( 1 .34 ) 103,771 0 .48 (g) 1 .17 29 .1
7 .14 102,757 0 .48 (g) 2 .11 19 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2019(c) $ 11 .86 $ 0 .10 $ 0 .91 $ 1 .01 $ – $ – $ – $ 12 .87
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
2017 12 .45 0 .47 0 .56 1 .03 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 12 .95
2016 12 .27 0 .42 0 .44 0 .86 ( 0 .43 ) ( 0 .25 ) ( 0 .68 ) 12 .45
2015 13 .22 0 .40 ( 0 .56 ) ( 0 .16 ) ( 0 .47 ) ( 0 .32 ) ( 0 .79 ) 12 .27
2014 13 .72 0 .49 0 .33 0 .82 ( 0 .52 ) ( 0 .80 ) ( 1 .32 ) 13 .22
Class 2 shares
2019(c) 11 .74 0 .08 0 .91 0 .99 – – – 12 .73
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
2017 12 .34 0 .45 0 .54 0 .99 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 12 .83
2016 12 .17 0 .38 0 .44 0 .82 ( 0 .40 ) ( 0 .25 ) ( 0 .65 ) 12 .34
2015 13 .12 0 .37 ( 0 .56 ) ( 0 .19 ) ( 0 .44 ) ( 0 .32 ) ( 0 .76 ) 12 .17
2014 13 .62 0 .45 0 .33 0 .78 ( 0 .48 ) ( 0 .80 ) ( 1 .28 ) 13 .12
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2019(c) 18 .36 0 .03 3 .09 3 .12 – – – 21 .48
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
2017 18 .54 0 .51 3 .54 4 .05 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 21 .72
2016 18 .70 0 .30 0 .85 1 .15 ( 0 .28 ) ( 1 .03 ) ( 1 .31 ) 18 .54
2015 21 .00 0 .29 ( 0 .56 ) ( 0 .27 ) ( 0 .47 ) ( 1 .56 ) ( 2 .03 ) 18 .70
2014 23 .55 0 .56 1 .33 1 .89 ( 0 .38 ) ( 4 .06 ) ( 4 .44 ) 21 .00
Class 2 shares
2019(c) 18 .11 0 .01 3 .04 3 .05 – – – 21 .16
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
2017 18 .33 0 .47 3 .48 3 .95 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 21 .46
2016 18 .50 0 .26 0 .83 1 .09 ( 0 .23 ) ( 1 .03 ) ( 1 .26 ) 18 .33
2015 20 .80 0 .24 ( 0 .55 ) ( 0 .31 ) ( 0 .43 ) ( 1 .56 ) ( 1 .99 ) 18 .50
2014 23 .38 0 .49 1 .32 1 .81 ( 0 .33 ) ( 4 .06 ) ( 4 .39 ) 20 .80
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2019(c) 2 .52 0 .03 0 .05 0 .08 – – – 2 .60
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
2017 2 .54 0 .05 0 .01 0 .06 ( 0 .05 ) – ( 0 .05 ) 2 .55
2016 2 .54 0 .05 – 0 .05 ( 0 .05 ) – ( 0 .05 ) 2 .54
2015 2 .59 0 .04 ( 0 .02 ) 0 .02 ( 0 .07 ) – ( 0 .07 ) 2 .54
2014 2 .59 0 .05 ( 0 .01 ) 0 .04 ( 0 .04 ) – ( 0 .04 ) 2 .59
SMALLCAP ACCOUNT
Class 1 shares
2019(c) 14 .30 0 .05 2 .75 2 .80 – – – 17 .10
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
2017 15 .21 0 .06 1 .89 1 .95 ( 0 .06 ) – ( 0 .06 ) 17 .10
2016 13 .55 0 .15 2 .15 2 .30 ( 0 .04 ) ( 0 .60 ) ( 0 .64 ) 15 .21
2015 13 .99 0 .05 ( 0 .03 ) 0 .02 ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) 13 .55
2014 13 .79 0 .02 0 .64 0 .66 ( 0 .05 ) ( 0 .41 ) ( 0 .46 ) 13 .99
Class 2 shares
2019(c) 14 .24 0 .03 2 .74 2 .77 – – – 17 .01
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24
2017 15 .17 0 .02 1 .87 1 .89 ( 0 .02 ) – ( 0 .02 ) 17 .04
2016 13 .52 0 .11 2 .15 2 .26 ( 0 .01 ) ( 0 .60 ) ( 0 .61 ) 15 .17
2015(i) 14 .49 0 .02 ( 0 .53 ) ( 0 .51 ) ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) 13 .52
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)
(i)

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
8 .52% (d) $ 158,437 0 .24% (e) ,(f) 1 .57% (e) 58 .0% (e)
( 1 .97 ) 157,019 0 .23 (f) 3 .19 19 .9
8 .41 194,742 0 .23 (f) 3 .69 29 .3
7 .04 196,393 0 .23 (f) 3 .32 17 .1
( 1 .31 ) 200,828 0 .23 (f) 3 .05 25 .2
6 .03 215,309 0 .23 (f) 3 .55 18 .8
8 .43 (d) 28,133 0 .49 (e) ,(f) 1 .34 (e) 58 .0 (e)
( 2 .20 ) 25,656 0 .48 (f) 3 .07 19 .9
8 .13 23,003 0 .48 (f) 3 .57 29 .3
6 .73 20,085 0 .48 (f) 3 .06 17 .1
( 1 .55 ) 21,108 0 .48 (f) 2 .85 25 .2
5 .80 19,836 0 .48 (f) 3 .27 18 .8
16 .99 (d) 158,172 0 .24 (e) ,(f) ,(g) 0 .33 (e) 23 .7 (e)
( 8 .60 ) 140,247 0 .23 (f) ,(g) 1 .56 37 .8
22 .22 163,861 0 .23 (f) 2 .50 37 .7
6 .15 145,083 0 .23 (f) 1 .61 23 .4
( 1 .62 ) 142,227 0 .23 (f) 1 .45 37 .9
8 .68 138,863 0 .23 (f) 2 .50 20 .4
16 .90 (d) ,(h) 134,075 0 .49 (e) ,(f) ,(g) 0 .08 (e) 23 .7 (e)
( 8 .87 ) 114,902 0 .48 (f) ,(g) 1 .34 37 .8
21 .95 126,632 0 .48 (f) 2 .33 37 .7
5 .90 103,870 0 .48 (f) 1 .41 23 .4
( 1 .87 ) 95,775 0 .48 (f) 1 .19 37 .9
8 .35 96,446 0 .48 (f) 2 .21 20 .4
3 .17 (d) 130,996 0 .51 (e) ,(g) 2 .43 (e) 68 .8 (e)
1 .02 149,075 0 .50 (g) 2 .19 49 .9
2 .39 158,446 0 .50 (g) 2 .01 67 .3
2 .14 170,538 0 .50 (g) 1 .91 48 .6
0 .71 160,833 0 .49 (g) 1 .63 57 .0
1 .73 267,674 0 .49 (g) 1 .74 54 .3
19 .58 (d) 185,964 0 .84 (e) 0 .56 (e) 38 .8 (e)
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
12 .87 208,669 0 .83 0 .37 64 .1
17 .39 209,911 0 .83 1 .08 57 .1
( 0 .10 ) 205,344 0 .83 0 .33 63 .3
4 .89 64,682 0 .87 0 .16 67 .0
19 .45 (d) 5,969 1 .09 (e) 0 .32 (e) 38 .8 (e)
( 11 .17 ) (h) 4,874 1 .08 ( 0 .05 ) 45 .0
12 .57 (h) 5,371 1 .08 0 .12 64 .1
17 .15 4,938 1 .08 0 .80 57 .1
( 3 .76 ) (d) 4,523 1 .08 (e) 0 .13 (e) 63 .3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Period from February 17, 2015 date operations commenced, through December 31, 2015.

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to
June 30, 2019), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Beginning Account
Value January 1, 2019
Ending
Account Value
June 30, 2019
Expenses Paid
During Period
January 1, 2019
to June 30, 2019
(a)
Annualized
Expense Ratio
Bond Market Index Account Class 1
Actual $ 1,000.00 $ 1,060.10 $ 0.77 0.15%
Hypothetical 1,000.00 1,024.05 0.75 0.15
Core Plus Bond Account Class 1
Actual 1,000.00 1,071.23 2.36 0.46
Hypothetical 1,000.00 1,022.51 2.31 0.46
Diversified Balanced Account Class 1
Actual 1,000.00 1,117.01 0.26 0.05
Hypothetical 1,000.00 1,024.55 0.25 0.05
Diversified Balanced Account Class 2
Actual 1,000.00 1,116.26 1.57 0.30
Hypothetical 1,000.00 1,023.31 1.51 0.30
Diversified Balanced Managed Volatility Account Class 2
Actual 1,000.00 1,111.99 1.62 0.31
Hypothetical 1,000.00 1,023.26 1.56 0.31
Diversified Balanced Volatility Control Account Class 2
Actual 1,000.00 1,095.05 1.97 0.38
Hypothetical 1,000.00 1,022.91 1.91 0.38
Diversified Growth Account Class 2
Actual 1,000.00 1,133.21 1.59 0.30
Hypothetical 1,000.00 1,023.31 1.51 0.30
Diversified Growth Managed Volatility Account Class 2
Actual 1,000.00 1,126.61 1.58 0.30
Hypothetical 1,000.00 1,023.31 1.51 0.30

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Beginning Account
Value January 1, 2019
Ending
Account Value
June 30, 2019
Expenses Paid
During Period
January 1, 2019
to June 30, 2019
(a)
Annualized
Expense Ratio
Diversified Growth Volatility Control Account Class 2
Actual $ 1,000.00 $ 1,105.11 $ 1.93 0.37%
Hypothetical 1,000.00 1,022.96 1.86 0.37
Diversified Income Account Class 2
Actual 1,000.00 1,098.72 1.56 0.30
Hypothetical 1,000.00 1,023.31 1.51 0.30
Diversified International Account Class 1
Actual 1,000.00 1,147.96 4.90 0.92
Hypothetical 1,000.00 1,020.23 4.61 0.92
Equity Income Account Class 1
Actual 1,000.00 1,170.60 2.58 0.48
Hypothetical 1,000.00 1,022.41 2.41 0.48
Equity Income Account Class 2
Actual 1,000.00 1,169.02 3.93 0.73
Hypothetical 1,000.00 1,021.17 3.66 0.73
Government & High Quality Bond Account Class 1
Actual 1,000.00 1,044.35 2.59 0.51
Hypothetical 1,000.00 1,022.27 2.56 0.51
International Emerging Markets Account Class 1
Actual 1,000.00 1,101.85 6.25 1.20
Hypothetical 1,000.00 1,018.84 6.01 1.20
LargeCap Growth Account I Class 1
Actual 1,000.00 1,222.92 4.02 0.73
Hypothetical 1,000.00 1,021.17 3.66 0.73
LargeCap S&P 500 Index Account Class 1
Actual 1,000.00 1,183.65 1.35 0.25
Hypothetical 1,000.00 1,023.55 1.25 0.25
LargeCap S&P 500 Index Account Class 2
Actual 1,000.00 1,182.27 2.71 0.50
Hypothetical 1,000.00 1,022.32 2.51 0.50
LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual 1,000.00 1,170.33 2.48 0.46
Hypothetical 1,000.00 1,022.51 2.31 0.46
MidCap Account Class 1
Actual 1,000.00 1,303.52 3.08 0.54
Hypothetical 1,000.00 1,022.12 2.71 0.54
MidCap Account Class 2
Actual 1,000.00 1,301.99 4.51 0.79
Hypothetical 1,000.00 1,020.88 3.96 0.79
Principal Capital Appreciation Account Class 1
Actual 1,000.00 1,193.74 3.48 0.64
Hypothetical 1,000.00 1,021.62 3.21 0.64
Principal Capital Appreciation Account Class 2
Actual 1,000.00 1,191.95 4.84 0.89
Hypothetical 1,000.00 1,020.38 4.46 0.89
Principal LifeTime 2010 Account Class 1
Actual 1,000.00 1,097.70 0.16 0.03
Hypothetical 1,000.00 1,024.65 0.15 0.03
Principal LifeTime 2020 Account Class 1
Actual 1,000.00 1,122.22 0.05 0.01
Hypothetical 1,000.00 1,024.74 0.05 0.01

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Beginning Account
Value January 1, 2019
Ending
Account Value
June 30, 2019
Expenses Paid
During Period
January 1, 2019
to June 30, 2019
(a)
Annualized
Expense Ratio
Principal LifeTime 2030 Account Class 1
Actual $ 1,000.00 $ 1,145.94 $ 0.05 0.01%
Hypothetical 1,000.00 1,024.74 0.05 0.01
Principal LifeTime 2040 Account Class 1
Actual 1,000.00 1,160.69 0.11 0.02
Hypothetical 1,000.00 1,024.70 0.10 0.02
Principal LifeTime 2050 Account Class 1
Actual 1,000.00 1,171.28 0.16 0.03
Hypothetical 1,000.00 1,024.65 0.15 0.03
Principal LifeTime 2060 Account Class 1
Actual 1,000.00 1,175.32 0.54 0.10
Hypothetical 1,000.00 1,024.30 0.50 0.10
Principal LifeTime Strategic Income Account Class 1
Actual 1,000.00 1,086.73 0.21 0.04
Hypothetical 1,000.00 1,024.60 0.20 0.04
Real Estate Securities Account Class 1
Actual 1,000.00 1,211.09 4.77 0.87
Hypothetical 1,000.00 1,020.48 4.36 0.87
Real Estate Securities Account Class 2
Actual 1,000.00 1,209.82 6.14 1.12
Hypothetical 1,000.00 1,019.24 5.61 1.12
SAM Balanced Portfolio Class 1
Actual 1,000.00 1,126.62 1.21 0.23
Hypothetical 1,000.00 1,023.65 1.15 0.23
SAM Balanced Portfolio Class 2
Actual 1,000.00 1,125.18 2.53 0.48
Hypothetical 1,000.00 1,022.41 2.41 0.48
SAM Conservative Balanced Portfolio Class 1
Actual 1,000.00 1,101.36 1.25 0.24
Hypothetical 1,000.00 1,023.60 1.20 0.24
SAM Conservative Balanced Portfolio Class 2
Actual 1,000.00 1,100.82 2.55 0.49
Hypothetical 1,000.00 1,022.36 2.46 0.49
SAM Conservative Growth Portfolio Class 1
Actual 1,000.00 1,150.93 1.28 0.24
Hypothetical 1,000.00 1,023.60 1.20 0.24
SAM Conservative Growth Portfolio Class 2
Actual 1,000.00 1,148.94 2.61 0.49
Hypothetical 1,000.00 1,022.36 2.46 0.49
SAM Flexible Income Portfolio Class 1
Actual 1,000.00 1,085.16 1.24 0.24
Hypothetical 1,000.00 1,023.60 1.20 0.24
SAM Flexible Income Portfolio Class 2
Actual 1,000.00 1,084.33 2.53 0.49
Hypothetical 1,000.00 1,022.36 2.46 0.49
SAM Strategic Growth Portfolio Class 1
Actual 1,000.00 1,169.93 1.29 0.24
Hypothetical 1,000.00 1,023.60 1.20 0.24
SAM Strategic Growth Portfolio Class 2
Actual 1,000.00 1,168.97 2.64 0.49
Hypothetical 1,000.00 1,022.36 2.46 0.49
Short-Term Income Account Class 1
Actual 1,000.00 1,031.75 2.57 0.51
Hypothetical 1,000.00 1,022.27 2.56 0.51

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)

Beginning Account
Value January 1, 2019
Ending
Account Value
June 30, 2019
Expenses Paid
During Period
January 1, 2019
to June 30, 2019
(a)
Annualized
Expense Ratio
SmallCap Account Class 1
Actual $ 1,000.00 $ 1,195.80 $ 4.57 0.84%
Hypothetical 1,000.00 1,020.63 4.21 0.84
SmallCap Account Class 2
Actual 1,000.00 1,194.52 5.93 1.09
Hypothetical 1,000.00 1,019.39 5.46 1.09
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company.
Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the
Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal
Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 128 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
1951
Retired. 128 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
1954
President, C.P. Damos Consulting LLC 128 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
128 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 128 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 128 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
128 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
128 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 128 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Michael J. Beer
Director since 2012
President, Chief Executive Officer
Member, Executive Committee
1961
Chief Executive Officer, Principal Funds
Distributor, Inc. (“PFD”) since 2015
Executive Director – Funds, Principal Global
Investors, LLC (“PGI”) since 2017
Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker Dealer,
Principal Life Insurance Company (“PLIC”) (2001-
2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer, PMC (2015-
2017)
Executive Vice President/Chief Operating Officer,
PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder Services (“PSS”)
(2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015
128 None
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management, PGI,
PLIC, Principal Financial Services, Inc. (“PFSI”),
and Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
128 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
128 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated May 1, 2019, and the Statement of Additional Information dated
May 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or
telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in
Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved an amended and restated Management Agreement with Principal Global Investors, LLC (the “Manage”) in connection with a proposal to amend the management fee schedule for all asset levels related to the Bond Market Index Account.
Amended and Restated Management Agreement
On March 12, 2019, the Board met to consider for the Bond Market Index Account (the “Account”) the approval of an amended fee schedule under the management agreement (the “Management Agreement”) with the Manager with respect to the Account, which would result in a reduction of the management fee rate at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed change in the management fee schedule. The Board considered the Manager’s representation that the change in the management fee schedule would not reduce the quality or quantity of the services the Manager provides to the Account and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management
Agreement other than to the fee schedule.
The Board considered that they had last approved the Management Agreement for the Account during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager under the Management Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management
Agreement was in the best interests of the Account.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Account to approve the amended
Management Agreement at this time and, accordingly, recommended the approval of the amended Management Agreement.

Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc.
Held April 25, 2019
1. Election of Board of Directors.
2. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval (Group A Accounts, as set forth in the proposal, only).
3. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval (Group A Accounts, as set forth in the proposal, only).
For Withheld
Ballantine
1,103,113,155.348 38,666,195.286
Barnes
1,102,218,734.727 39,560,615.907
Damos
1,104,362,124.076 37,417,226.558
Grimmett
1,105,675,021.391 36,104,329.243
Hirsch
1,102,959,731.499 38,819,619.135
Huang
1,104,855,103.829 36,924,246.805
McMillan
1,105,372,346.558 36,407,004.076
Nickels
1,105,363,079.744 36,416,270.890
VanDeWeghe
1,104,596,840.456 37,182,510.178
Beer
1,103,154,868.771 38,624,481.863
Dunbar
1,102,601,524.542 39,177,826.092
Halter
1,103,101,984.734 38,677,365.900
For Against Abstain
Bond Market Index Account 221,418,760.288 0.000 6,234,186.016
Core Plus Bond Account 25,131,676.349 494,370.581 440,924.034
Diversified Balanced Account 53,804,021.680 5,659,782.834 6,751,348.213
Diversified Balanced Managed Volatility Account 12,363,468.844 517,205.143 1,296,826.142
Diversified Growth Account 172,425,296.834 22,169,005.613 17,082,284.569
Diversified Growth Managed Volatility Account 24,346,984.244 969,923.072 2,372,675.164
Diversified Income Account 17,675,617.576 132,672.857 1,835,219.131
Diversified International Account 16,026,589.238 535,425.946 483,356.030
Equity Income Account 25,570,676.410 1,479,919.857 1,430,599.096
Government & High Quality Bond Account 19,742,759.676 1,090,053.571 2,062,038.276
Income Account 14,301,880.163 1,437,122.116 1,926,635.343
International Emerging Markets Account 4,964,335.299 451,612.112 155,623.101
LargeCap Growth Account 3,351,140.122 98,959.548 56,916.209
LargeCap Growth Account I 8,906,091.994 536,079.037 471,186.878
LargeCap S&P 500 Index Account 121,355,059.725 9,648,946.590 9,432,361.317
LargeCap S&P 500 Managed Volatility Index Account 15,533,899.877 0.000 0.000
MidCap Account 8,552,833.899 583,667.831 775,729.036
Principal Capital Appreciation Account 4,451,499.890 356,017.759 414,556.115
Principal LifeTime 2010 Account 2,386,914.446 72,329.848 53,588.452
Principal LifeTime 2020 Account 12,013,476.057 942,060.070 861,188.043
Principal LifeTime 2030 Account 10,359,855.898 1,454,997.106 679,041.770
Principal LifeTime 2040 Account 4,407,415.994 127,330.297 12,610.104
Principal LifeTime 2050 Account 2,142,026.862 188,427.044 13,623.146
Principal LifeTime 2060 Account 96,369.031 0.000 0.000
Principal LifeTime Strategic Income Account 1,733,473.173 0.000 82,583.306
Real Estate Securities Account 6,336,300.917 559,708.784 667,686.932
Short-Term Income Account 52,467,303.843 3,008,150.526 3,781,824.884
SmallCap Account 10,539,966.465 408,819.884 677,400.908
SAM Balanced Portfolio Account 41,185,539.792 2,496,426.019 3,421,339.778
SAM Conservative Balanced Portfolio Account 13,411,527.785 1,289,089.140 1,211,570.430
SAM Conservative Growth Portfolio Account 14,441,280.487 1,832,050.320 1,516,172.744
SAM Flexible Income Portfolio Account 12,703,901.662 638,242.364 1,897,138.836
SAM Strategic Growth Portfolio Account 12,699,645.269 531,531.445 348,432.337
For Against Abstain
Bond Market Index Account 221,418,760.288 0.000 6,234,186.016
Core Plus Bond Account 25,079,788.347 546,947.747 440,234.870

4a. Approval of an amended fundamental investment restriction relating to commodities for the Account (each Account).
For Against Abstain
Diversified Balanced Account 54,028,383.648 5,329,588.954 6,857,180.125
Diversified Balanced Managed Volatility Account 12,300,660.196 517,205.143 1,359,634.790
Diversified Growth Account 172,688,680.655 21,775,318.722 17,212,587.639
Diversified Growth Managed Volatility Account 24,253,014.712 1,153,364.925 2,283,202.843
Diversified Income Account 17,319,353.986 378,114.225 1,946,041.353
Diversified International Account 15,939,734.725 613,289.363 492,347.126
Equity Income Account 25,517,541.047 1,484,979.701 1,478,674.615
Government & High Quality Bond Account 19,618,225.838 1,229,744.847 2,046,880.838
Income Account 14,228,919.199 1,510,083.026 1,926,635.397
International Emerging Markets Account 4,947,221.694 464,130.903 160,217.915
LargeCap Growth Account 3,343,871.312 106,191.968 56,952.599
LargeCap Growth Account I 8,836,210.035 584,612.084 492,535.790
LargeCap S&P 500 Index Account 121,937,782.204 9,234,959.766 9,263,625.662
LargeCap S&P 500 Managed Volatility Index Account 15,533,899.877 0.000 0.000
MidCap Account 8,518,916.671 587,966.887 805,347.208
Principal Capital Appreciation Account 4,486,404.559 320,135.080 415,534.125
Principal LifeTime 2010 Account 2,386,914.446 72,329.848 53,588.452
Principal LifeTime 2020 Account 12,100,803.086 831,520.946 884,400.138
Principal LifeTime 2030 Account 10,355,383.590 1,368,467.203 770,043.981
Principal LifeTime 2040 Account 4,398,338.817 136,407.474 12,610.104
Principal LifeTime 2050 Account 2,134,243.088 196,210.818 13,623.146
Principal LifeTime 2060 Account 96,369.031 0.000 0.000
Principal LifeTime Strategic Income Account 1,733,473.173 0.000 82,583.306
Real Estate Securities Account 6,061,727.343 584,833.045 917,136.245
Short-Term Income Account 51,769,240.679 3,954,312.356 3,533,726.218
SmallCap Account 10,522,952.329 424,768.117 678,466.811
SAM Balanced Portfolio Account 39,826,194.050 3,098,094.197 4,179,017.342
SAM Conservative Balanced Portfolio Account 13,440,951.646 1,381,929.696 1,089,306.013
SAM Conservative Growth Portfolio Account 14,499,605.128 1,777,924.115 1,511,974.308
SAM Flexible Income Portfolio Account 12,325,462.033 630,761.364 2,283,059.465
SAM Strategic Growth Portfolio Account 12,249,305.017 981,871.697 348,432.337
For Against Abstain
Bond Market Index Account 221,418,760.288 0.000 6,234,186.016
Core Plus Bond Account 25,368,307.364 262,031.549 436,632.051
Diversified Balanced Account 55,358,289.849 3,068,349.896 7,788,512.982
Diversified Balanced Managed Volatility Account 12,726,078.325 227,977.323 1,223,444.481
Diversified Balance Volatility Control Account 6,450,210.409 409,154.196 214,053.754
Diversified Growth Account 179,798,611.810 11,833,152.166 20,044,823.040
Diversified Growth Managed Volatility Account 25,233,753.938 699,907.162 1,755,921.380
Diversified Growth Volatility Control Account 33,312,543.583 1,924,922.525 4,433,158.523
Diversified Income Account 17,198,436.971 119,961.288 2,325,111.305
Diversified International Account 16,030,265.284 488,004.762 527,101.168
Equity Income Account 25,822,034.129 1,289,838.563 1,369,322.671
Government & High Quality Bond Account 20,438,502.694 451,357.282 2,004,991.547
Income Account 15,087,160.038 651,842.187 1,926,635.397
International Emerging Markets Account 4,965,385.073 377,163.520 229,021.919
LargeCap Growth Account 3,355,398.465 83,289.905 68,327.509
LargeCap Growth Account I 8,927,033.844 343,684.679 642,639.386
LargeCap S&P 500 Index Account 122,582,107.569 9,202,874.678 8,651,385.385
LargeCap S&P 500 Managed Volatility Index Account 15,533,899.877 0.000 0.000
MidCap Account 8,663,753.811 471,121.629 777,355.326
Multi-Asset Income Account 31,124.201 0.000 0.000
Principal Capital Appreciation Account 4,618,434.558 251,460.572 352,178.634
Principal LifeTime 2010 Account 2,370,232.114 70,422.631 72,178.001
Principal LifeTime 2020 Account 12,305,207.928 532,948.231 978,568.011
Principal LifeTime 2030 Account 11,431,997.510 304,444.531 757,452.733
Principal LifeTime 2040 Account 4,398,338.818 127,330.297 21,687.280
Principal LifeTime 2050 Account 2,051,748.769 270,921.363 21,406.920
Principal LifeTime 2060 Account 96,369.031 0.000 0.000
Principal LifeTime Strategic Income Account 1,733,473.173 0.000 82,583.306
Real Estate Securities Account 6,169,365.761 494,871.904 899,458.968
Short-Term Income Account 53,763,658.423 1,836,560.311 3,657,060.519
SmallCap Account 10,797,024.787 274,100.070 555,062.400

4b. Approval of an amended fundamental investment restriction relating to concentration for the Account (Group B Accounts, as set forth in the proposal, only).
4c. Approval of an amended fundamental investment restriction relating to concentration for the Account (Group C Accounts, as set forth in the proposal, only).
Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – Principal LifeTime 2060 Account
Held May 22, 2019
2. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval.
3. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval.
For Against Abstain
SAM Balanced Portfolio Account 41,432,947.912 1,313,025.709 4,357,331.968
SAM Conservative Balanced Portfolio Account 14,194,897.919 450,588.768 1,266,700.668
SAM Conservative Growth Portfolio Account 15,191,663.329 775,363.402 1,822,476.820
SAM Flexible Income Portfolio Account 12,743,233.938 576,120.879 1,919,928.045
SAM Strategic Growth Portfolio Account 12,748,447.234 438,483.409 392,678.408
For Against Abstain
Core Plus Bond Account 25,313,974.596 299,842.035 453,154.333
Diversified International Account 16,017,563.252 490,765.991 537,041.971
Equity Income Account 25,738,463.005 1,295,572.712 1,447,159.646
Government & High Quality Bond Account 20,359,944.829 469,228.526 2,065,678.168
Income Account 15,087,160.038 651,842.187 1,926,635.397
International Emerging Markets Account 4,932,182.356 414,003.577 225,384.579
LargeCap Growth Account 3,356,004.136 79,067.620 71,944.123
LargeCap Growth Account I 8,942,374.948 313,163.095 657,819.866
MidCap Account 8,649,170.506 433,574.580 829,485.680
Principal Capital Appreciation Account 4,600,977.412 241,408.679 379,687.673
Short-Term Income Account 53,503,302.833 1,823,516.692 3,930,459.728
SmallCap Account 10,738,639.141 246,496.072 641,052.044
For Against Abstain
Diversified Balanced Account 54,994,994.352 3,194,951.625 8,025,206.750
Diversified Balanced Managed Volatility Account 12,664,184.901 242,086.758 1,271,228.470
Diversified Balance Volatility Control Account 6,563,700.726 295,663.879 214,053.754
Diversified Growth Account 178,646,701.395 11,367,912.175 21,661,973.446
Diversified Growth Managed Volatility Account 25,234,735.947 529,868.947 1,924,977.586
Diversified Growth Volatility Control Account 33,189,297.636 1,637,824.318 4,843,502.677
Diversified Income Account 17,169,132.117 110,839.467 2,363,537.980
Multi-Asset Income Account 31,124.201 0.000 0.000
Principal LifeTime 2010 Account 2,345,217.044 70,422.631 97,193.071
Principal LifeTime 2020 Account 12,257,483.342 543,645.037 1,015,595.791
Principal LifeTime 2030 Account 11,274,119.111 462,322.930 757,452.733
Principal LifeTime 2040 Account 4,267,045.437 258,623.678 21,687.280
Principal LifeTime 2050 Account 2,051,748.769 270,921.363 21,406.920
Principal LifeTime 2060 Account 96,369.031 0.000 0.000
Principal LifeTime Strategic Income Account 1,720,650.682 0.000 95,405.797
SAM Balanced Portfolio Account 40,678,801.557 1,543,072.593 4,881,431.439
SAM Conservative Balanced Portfolio Account 14,264,510.923 324,793.397 1,322,883.035
SAM Conservative Growth Portfolio Account 15,208,975.306 780,864.070 1,799,664.175
SAM Flexible Income Portfolio Account 12,859,951.330 596,648.922 1,782,682.610
SAM Strategic Growth Portfolio Account 12,725,046.468 448,189.583 406,373.000
For Against Abstain
391,391.375 550.934 0.000
For Against Abstain
391,391.375 550.934 0.000

4a. Approval of an amended fundamental investment restriction relating to commodities for the Account.
4c. Approval of an amended fundamental investment restriction relating to concentration for the Account.
Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – Income Account
Held May 31, 2019
1. Shareholders of the Income Account voted to approve a Plan of Acquisition providing for the reorganization of the Income Account (Class
1 and Class 2) into the Core Plus Bond Account (Class 1).
Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – LargeCap Growth Account
Held May 31, 2019
1. Shareholders of the LargeCap Growth Account voted to approve a Plan of Acquisition providing for the reorganization of the LargeCap
Growth Account (Class 1 and Class 2) into the LargeCap Growth Account I (Class 1).
Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – Multi-Asset Income Account
Held May 31, 2019
1. Shareholders of the Multi-Asset Income Account voted to approve a Plan of Acquisition providing for the reorganization of the Multi-
Asset Income Account (Class 1 and Class 2) into the SAM (Strategic Asset Management) Flexible Income Account (Class 1 and Class 2).
For Against Abstain
391,391.375 550.934 0.000
For Against Abstain
391,391.375 550.934 0.000
For Against Abstain
16,582,642.000 644,139.000 324,703.000
For Against Abstain
3,426,926.000 26,601.000 46,551.000
For Against Abstain
37,345.000 0.000 0.000

principalfunds.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Funds are distributed by Principal Funds Distributor, Inc.
© 2019 Principal Financial Services, Inc. | MM1291-24 | 06/2019 | 873095-062021

Principal Variable Contracts Funds, Inc.
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary.
Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-
9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 19
Schedules of Investments 37
Financial Highlights (Includes performance information) 94
Shareholder Expense Example 110
Supplemental Information 112

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts
Core Plus Bond
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ..........................................................
$ 320,094 $ 221,877 $ 449,808
Investment in affiliated securities--at cost ................................................
$ 14,059 $ 1,286 $ 11,977
Foreign currency--at cost ..................................................................
$ – $ 210 $ –
Assets
Investment in securities--at value  .......................................................... $ 326,580
(a)
$ 257,827
(a)
$ 718,277
Investment in affiliated securities--at value ................................................. 14,059 1,286 11,977
Foreign currency--at value .................................................................. – 210 –
Cash ......................................................................................... 63 5 116
Deposits with counterparty .................................................................. 9 – –
Receivables:
Dividends and interest ................................................................. 2,200 1,242 1,523
Fund shares sold ....................................................................... 170 52 119
Investment securities sold ............................................................. 6,058 4,018 1,634
Variation margin on futures ........................................................... 1 – –
Total Assets   349,140 264,640 733,646
Liabilities
Accrued management and investment advisory fees ........................................ 115 178 278
Accrued distribution fees .................................................................... – – 6
Accrued directors' expenses ................................................................. 2 2 5
Accrued other expenses ..................................................................... 10 37 47
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 69 327 320
Investment securities purchased ...................................................... 26,360 4,289 285
Variation margin on futures ........................................................... 4 – –
Collateral obligation on securities loaned, at value ......................................... 758 392 –
Total Liabilities   27,318 5,225 941
Net Assets Applicable to Outstanding Shares ............................................
$ 321,822 $ 259,415 $ 732,705
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 308,307 $ 205,822 $ 405,857
Total distributable earnings (accumulated loss) ............................................. 13,515 53,593 326,848
Total Net Assets
$ 321,822 $ 259,415 $ 732,705
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 300,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 321,822 $ 259,415 $ 704,246
Shares issued and outstanding ........................................................ 27,788 16,476 26,316
Net Asset Value per share .............................................................
$ 11.58 $ 15.74 $ 26.76
Class 2 : Net Assets .......................................................................... N/A N/A $ 28,459
Shares issued and outstanding ........................................................ 1,074
Net Asset Value per share .............................................................
$ 26.49
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
2
See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Account
LargeCap Growth
Account I MidCap Account
Investment in securities--at cost ..........................................................
$ 217,829 $ 325,707 $ 382,610
Investment in affiliated securities--at cost ................................................
$ 6,172 $ 8,691 $ 1,415
Assets
Investment in securities--at value  .......................................................... $ 217,943 $ 466,814
(a)
$ 594,510
(a)
Investment in affiliated securities--at value ................................................. 6,172 8,731 1,415
Cash ......................................................................................... 41 70 230
Deposits with counterparty .................................................................. – 126 –
Receivables:
Dividends and interest ................................................................. 898 150 288
Expense reimbursement from Manager ............................................... – 8 –
Fund shares sold ....................................................................... 10 40 24
Investment securities sold ............................................................. – 9,739 –
Variation margin on futures ........................................................... – 12 –
Total Assets   225,064 485,690 596,467
Liabilities
Accrued management and investment advisory fees ........................................ 92 254 257
Accrued distribution fees .................................................................... – – 4
Accrued directors' expenses ................................................................. 2 2 4
Accrued other expenses ..................................................................... 5 29 11
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 50 306 348
Investment securities purchased ...................................................... – 9,768 355
Collateral obligation on securities loaned, at value ......................................... – 1,143 1,183
Total Liabilities   149 11,502 2,162
Net Assets Applicable to Outstanding Shares ............................................
$ 224,915 $ 474,188 $ 594,305
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 224,881 $ 281,858 $ 268,766
Total distributable earnings (accumulated loss) ............................................. 34 192,330 325,539
Total Net Assets
$ 224,915 $ 474,188 $ 594,305
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 224,915 $ 474,188 $ 574,637
Shares issued and outstanding ........................................................ 22,740 12,882 9,084
Net Asset Value per share .............................................................
$ 9.89 $ 36.81 $ 63.26
Class 2 : Net Assets .......................................................................... N/A N/A $ 19,668
Shares issued and outstanding ........................................................ 313
Net Asset Value per share .............................................................
$ 62.73
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
3
See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ..........................................................
$ 91,590 $ 116,761 $ –
Investment in affiliated securities--at cost ................................................
$ 2,357 $ 1,129 $ 588,848
Assets
Investment in securities--at value  .......................................................... $ 150,762 $ 153,482 $ –
Investment in affiliated securities--at value ................................................. 2,357 1,129 702,340
Receivables:
Dividends and interest ................................................................. 157 464 364
Expense reimbursement from Manager ............................................... – 2 –
Fund shares sold ....................................................................... 22 254 92
Investment securities sold ............................................................. 294 550 138
Total Assets   153,592 155,881 702,934
Liabilities
Accrued management and investment advisory fees ........................................ 79 114 131
Accrued distribution fees .................................................................... 2 1 24
Accrued directors' expenses ................................................................. 2 1 4
Accrued other expenses ..................................................................... 9 8 6
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 65 21 230
Investment securities purchased ...................................................... 520 605 360
Total Liabilities   677 750 755
Net Assets Applicable to Outstanding Shares ............................................
$ 152,915 $ 155,131 $ 702,179
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 71,126 $ 97,639 $ 536,902
Total distributable earnings (accumulated loss) ............................................. 81,789 57,492 165,277
Total Net Assets
$ 152,915 $ 155,131 $ 702,179
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 142,163 $ 150,767 $ 585,362
Shares issued and outstanding ........................................................ 4,605 6,969 37,383
Net Asset Value per share .............................................................
$ 30.87 $ 21.63 $ 15.66
Class 2 : Net Assets .......................................................................... $ 10,752 $ 4,364 $ 116,817
Shares issued and outstanding ........................................................ 353 201 7,558
Net Asset Value per share .............................................................
$ 30.49 $ 21.68 $ 15.46

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
4
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated securities--at cost ................................................
$ 168,125 $ 283,596 $ 173,248
Assets
Investment in affiliated securities--at value ................................................. $ 187,792 $ 337,921 $ 186,615
Receivables:
Dividends and interest ................................................................. 148 74 202
Fund shares sold ....................................................................... 9 54 43
Investment securities sold ............................................................. 46 202 –
Total Assets   187,995 338,251 186,860
Liabilities
Accrued management and investment advisory fees ........................................ 35 63 35
Accrued distribution fees .................................................................... 5 27 5
Accrued directors' expenses ................................................................. 2 2 2
Accrued other expenses ..................................................................... 6 6 6
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 54 256 27
Investment securities purchased ...................................................... 147 72 215
Total Liabilities   249 426 290
Net Assets Applicable to Outstanding Shares ............................................
$ 187,746 $ 337,825 $ 186,570
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 157,839 $ 261,913 $ 158,821
Total distributable earnings (accumulated loss) ............................................. 29,907 75,912 27,749
Total Net Assets
$ 187,746 $ 337,825 $ 186,570
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 164,894 $ 205,481 $ 158,437
Shares issued and outstanding ........................................................ 13,547 10,407 12,307
Net Asset Value per share .............................................................
$ 12.17 $ 19.75 $ 12.87
Class 2 : Net Assets .......................................................................... $ 22,852 $ 132,344 $ 28,133
Shares issued and outstanding ........................................................ 1,903 6,808 2,209
Net Asset Value per share .............................................................
$ 12.01 $ 19.44 $ 12.73

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
5
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ..........................................................
$ – $ 128,131 $ 164,947
Investment in affiliated securities--at cost ................................................
$ 255,461 $ 2,045 $ 3,510
Assets
Investment in securities--at value  .......................................................... $ – $ 129,586
(a)
$ 186,540
(a)
Investment in affiliated securities--at value ................................................. 292,324 2,045 3,510
Cash ......................................................................................... – 2 –
Receivables:
Dividends and interest ................................................................. 12 639 238
Expense reimbursement from Manager ............................................... – 1 –
Fund shares sold ....................................................................... 15 92 2
Investment securities sold ............................................................. 129 – 8,140
Total Assets   292,480 132,365 198,430
Liabilities
Accrued management and investment advisory fees ........................................ 54 53 127
Accrued distribution fees .................................................................... 27 – 1
Accrued directors' expenses ................................................................. 2 2 3
Accrued other expenses ..................................................................... 6 5 9
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 144 17 53
Investment securities purchased ...................................................... – 767 3,407
Collateral obligation on securities loaned, at value ......................................... – 525 2,897
Total Liabilities   233 1,369 6,497
Net Assets Applicable to Outstanding Shares ............................................
$ 292,247 $ 130,996 $ 191,933
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 236,541 $ 125,314 $ 135,657
Total distributable earnings (accumulated loss) ............................................. 55,706 5,682 56,276
Total Net Assets
$ 292,247 $ 130,996 $ 191,933
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 158,172 $ 130,996 $ 185,964
Shares issued and outstanding ........................................................ 7,366 50,389 10,877
Net Asset Value per share .............................................................
$ 21.48 $ 2.60 $ 17.10
Class 2 : Net Assets .......................................................................... $ 134,075 N/A $ 5,969
Shares issued and outstanding ........................................................ 6,333 351
Net Asset Value per share .............................................................
$ 21.16 $ 17.01
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)
6
See accompanying notes.
Amounts in thousands
Core Plus Bond
Account
(a)
Diversified
International
Account
(a)
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 148 $ 23 $ 107
Dividends .................................................................................. 3 4,908 10,069
Withholding tax ........................................................................... – (432) (352)
Interest ..................................................................................... 5,173 – –
Total Income 5,324 4,499 9,824
Expenses:
Management and investment advisory fees ............................................... 658 1,072 1,661
Distribution fees - Class 2 ................................................................. 1 3 34
Chief compliance officer expenses ........................................................ – – 1
Custodian fees ............................................................................. 12 61 11
Directors' expenses ........................................................................ 4 4 8
Professional fees .......................................................................... 2 20 4
Shareholder meeting expense ............................................................ 3 3 4
Total Expenses 680 1,163 1,723
Net Investment Income (Loss) 4,644 3,336 8,101
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and Swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................... (55) (755) 13,984
Foreign currency transactions ............................................................. – (55) –
Futures contracts .......................................................................... 532 – –
Swap agreements .......................................................................... (320) – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 16,169 31,908 88,731
Futures contracts .......................................................................... (216) – –
Swap agreements .......................................................................... (207) – –
Translation of assets and liabilities in foreign currencies ................................. – 6 –
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and
Swap agreements 15,903 31,104 102,715
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 20,547 $ 34,440 $ 110,816
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)
7
See accompanying notes.
Amounts in thousands
Government &
High Quality Bond
Account
(a)
LargeCap Growth
Account I
(a)
MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 24 $ 83 $ 9
Dividends .................................................................................. – 1,250 2,352
Withholding tax ........................................................................... – (8) (76)
Interest ..................................................................................... 3,231 1 –
Securities lending - net .................................................................... – – 1
Total Income 3,255 1,326 2,286
Expenses:
Management and investment advisory fees ............................................... 549 1,296 1,493
Distribution fees - Class 2 ................................................................. 3 5 23
Custodian fees ............................................................................. 2 12 3
Directors' expenses ........................................................................ 3 4 6
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 4 2 3
Other expenses ............................................................................ – – 2
Total Gross Expenses 563 1,321 1,532
Less: Reimbursement from Manager ..................................................... – 28 –
Less: Reimbursement from Manager - Class 1 ........................................... – 2 –
Total Net Expenses 563 1,291 1,532
Net Investment Income (Loss) 2,692 35 754
Net Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) from:
Investment transactions ................................................................... (327) 17,001 31,164
Futures contracts .......................................................................... – 287 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 7,246 52,343 112,743
Investments in affiliated securities ........................................................ – 69 –
Futures contracts .......................................................................... – 19 –
Net Realized and Unrealized Gain (Loss) on Investments and Futures 6,919 69,719 143,907
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 9,611 $ 69,754 $ 144,661
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)
8
See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 35 $ 10 $ 3,072
Dividends .................................................................................. 1,408 1,826 –
Withholding tax ........................................................................... (8) – –
Total Income 1,435 1,836 3,072
Expenses:
Management and investment advisory fees ............................................... 463 671 795
Distribution fees - Class 2 ................................................................. 12 5 139
Custodian fees ............................................................................. 1 1 –
Directors' expenses ........................................................................ 3 2 8
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 3 2 3
Total Gross Expenses 484 683 947
Less: Reimbursement from Manager ..................................................... – 15 –
Total Net Expenses 484 668 947
Net Investment Income (Loss) 951 1,168 2,125
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions ................................................................... 6,779 6,459 9
Investment transactions in affiliated securities ............................................ – – 10,568
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 18,244 20,952 –
Investments in affiliated securities ........................................................ – – 69,341
Net Realized and Unrealized Gain (Loss) on Investments 25,023 27,411 79,918
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 25,974 $ 28,579 $ 82,043

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)
9
See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 1,192 $ 874 $ 1,685
Total Income 1,192 874 1,685
Expenses:
Management and investment advisory fees ............................................... 211 378 214
Distribution fees - Class 2 ................................................................. 27 159 33
Directors' expenses ........................................................................ 3 4 3
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 3 3 3
Total Expenses 246 546 255
Net Investment Income (Loss) 946 328 1,430
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 2,426 1,030 3,643
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 14,337 44,096 10,221
Net Realized and Unrealized Gain (Loss) on Investments 16,763 45,126 13,864
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 17,709 $ 45,454 $ 15,294

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2019 (unaudited)
10
See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account
(a)
SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 785 $ 32 $ 39
Dividends .................................................................................. – – 1,280
Withholding tax ........................................................................... – – (1)
Interest ..................................................................................... – 2,054 –
Securities lending - net .................................................................... – – 2
Total Income 785 2,086 1,320
Expenses:
Management and investment advisory fees ............................................... 321 355 778
Distribution fees - Class 2 ................................................................. 158 4 7
Custodian fees ............................................................................. – 5 2
Directors' expenses ........................................................................ 4 3 3
Professional fees .......................................................................... 2 2 2
Shareholder meeting expense ............................................................ 3 3 3
Total Gross Expenses 488 372 795
Less: Reimbursement from Manager - Class 1 ........................................... – 7 –
Total Net Expenses 488 365 795
Net Investment Income (Loss) 297 1,721 525
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions ................................................................... – 151 4,921
Investment transactions in affiliated securities ............................................ 416 – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 2,637 27,257
Investments in affiliated securities ........................................................ 42,232 – –
Net Realized and Unrealized Gain (Loss) on Investments 42,648 2,788 32,178
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 42,945 $ 4,509 $ 32,703
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
11
See accompanying notes.
Amounts in thousands Core Plus Bond Account
Diversified International
Account
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 4,644 $ 9,405 $ 3,336 $ 5,381
Net realized gain (loss) on Investments , Foreign currencies , Futures and Swap agreements ........... 157 (4,080) (810) 12,743
Change in unrealized appreciation/depreciation of Investments , Futures and Swap agreements ....... 15,746 (9,640) 31,914 (68,991)
Net Increase (Decrease) in Net Assets Resulting from Operations 20,547 (4,315) 34,440 (50,867)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (9,608) – (5,962)
Class 2 .............................................................................................. – (28) – (45)
Total Dividends and Distributions – (9,636) – (6,007)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 30,868 45,295 10,164 25,975
Class 2 .............................................................................................. 678 485 282 757
Shares issued in acquisition:
Class 1 .............................................................................................. 13,863 N/A N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 9,608 – 5,962
Class 2 .............................................................................................. – 28 – 45
Shares redeemed:
Class 1 .............................................................................................. (24,157) (53,893) (18,567) (34,901)
Class 2 .............................................................................................. (1,497) (306) (2,536) (175)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 19,755 1,217 (10,657) (2,337)
Total Increase (Decrease) 40,302 (12,734) 23,783 (59,211)
Net Assets
Beginning of period ...................................................................................... 281,520 294,254 235,632 294,843
End of period ............................................................................................
$ 321,822 $ 281,520 $ 259,415 $ 235,632
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 2,765 4,117 674 1,569
Class 2 .............................................................................................. 61 45 19 45
Shares issued in acquisition:
Class 1 .............................................................................................. 1,210 N/A N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 891 – 379
Class 2 .............................................................................................. – 3 – 3
Shares redeemed:
Class 1 .............................................................................................. (2,171) (4,899) (1,229) (2,138)
Class 2 .............................................................................................. (132) (29) (165) (11)
Net Increase (Decrease) ..................................................................................
1,733 128 (701) (153)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
12
See accompanying notes.
Amounts in thousands Equity Income Account
Government & High Quality
Bond Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 8,101 $ 15,325 $ 2,692 $ 5,612
Net realized gain (loss) on Investments .................................................................. 13,984 26,702 (327) (4,919)
Change in unrealized appreciation/depreciation of Investments ......................................... 88,731 (78,310) 7,246 1,170
Net Increase (Decrease) in Net Assets Resulting from Operations 110,816 (36,283) 9,611 1,863
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (45,062) – (8,577)
Class 2 .............................................................................................. – (2,105) – (94)
Total Dividends and Distributions – (47,167) – (8,671)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 11,109 58,053 15,320 23,115
Class 2 .............................................................................................. 960 2,423 109 587
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 138,113 N/A N/A
Class 2 .............................................................................................. N/A 728 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 45,062 – 8,577
Class 2 .............................................................................................. – 2,105 – 94
Shares redeemed:
Class 1 .............................................................................................. (49,639) (97,723) (19,529) (47,180)
Class 2 .............................................................................................. (1,925) (4,025) (2,835) (287)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (39,495) 144,736 (6,935) (15,094)
Total Increase (Decrease) 71,321 61,286 2,676 (21,902)
Net Assets
Beginning of period ...................................................................................... 661,384 600,098 222,239 244,141
End of period ............................................................................................
$ 732,705 $ 661,384 $ 224,915 $ 222,239
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 446 2,255 1,580 2,427
Class 2 .............................................................................................. 38 94 11 62
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 5,656 N/A N/A
Class 2 .............................................................................................. N/A 30 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,759 – 922
Class 2 .............................................................................................. – 83 – 10
Shares redeemed:
Class 1 .............................................................................................. (1,959) (3,796) (2,028) (4,946)
Class 2 .............................................................................................. (76) (157) (289) (30)
Net Increase (Decrease) ..................................................................................
(1,551) 5,924 (726) (1,555)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
13
See accompanying notes.
Amounts in thousands LargeCap Growth Account I MidCap Account
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 35 $ 253 $ 754 $ 1,610
Net realized gain (loss) on Investments and Futures ..................................................... 17,288 39,058 31,164 91,599
Change in unrealized appreciation/depreciation of Investments and Futures ........................... 52,431 (27,387) 112,743 (126,070)
Net Increase (Decrease) in Net Assets Resulting from Operations 69,754 11,924 144,661 (32,861)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (23,659) – (71,720)
Class 2 .............................................................................................. – (197) – (2,314)
Total Dividends and Distributions – (23,856) – (74,034)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 30,197 40,614 7,134 14,347
Class 2 .............................................................................................. 1,475 2,908 82 318
Shares issued in acquisition:
Class 1 .............................................................................................. 112,835 N/A N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 23,659 – 71,720
Class 2 .............................................................................................. – 197 – 2,314
Shares redeemed:
Class 1 .............................................................................................. (34,094) (58,731) (46,851) (83,342)
Class 2 .............................................................................................. (5,277) (266) (796) (1,283)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 105,136 8,381 (40,431) 4,074
Total Increase (Decrease) 174,890 (3,551) 104,230 (102,821)
Net Assets
Beginning of period ...................................................................................... 299,298 302,849 490,075 592,896
End of period ............................................................................................
$ 474,188 $ 299,298 $ 594,305 $ 490,075
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 873 1,205 122 254
Class 2 .............................................................................................. 42 86 1 6
Shares issued in acquisition:
Class 1 .............................................................................................. 3,150 N/A N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 687 – 1,273
Class 2 .............................................................................................. – 6 – 41
Shares redeemed:
Class 1 .............................................................................................. (979) (1,745) (812) (1,432)
Class 2 .............................................................................................. (148) (9) (14) (22)
Net Increase (Decrease) ..................................................................................
2,938 230 (703) 120
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
14
See accompanying notes.
Amounts in thousands
Principal Capital Appreciation
Account Real Estate Securities Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 951 $ 2,365 $ 1,168 $ 2,786
Net realized gain (loss) on Investments .................................................................. 6,779 15,443 6,459 10,389
Change in unrealized appreciation/depreciation of Investments ......................................... 18,244 (21,803) 20,952 (19,411)
Net Increase (Decrease) in Net Assets Resulting from Operations 25,974 (3,995) 28,579 (6,236)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (9,374) – (14,247)
Class 2 .............................................................................................. – (592) – (340)
Total Dividends and Distributions – (9,966) – (14,587)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 1,159 3,936 7,504 11,906
Class 2 .............................................................................................. 1,114 1,928 561 1,190
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 9,374 – 14,247
Class 2 .............................................................................................. – 592 – 340
Shares redeemed:
Class 1 .............................................................................................. (11,825) (26,219) (18,005) (26,990)
Class 2 .............................................................................................. (811) (1,344) (430) (393)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (10,363) (11,733) (10,370) 300
Total Increase (Decrease) 15,611 (25,694) 18,209 (20,523)
Net Assets
Beginning of period ...................................................................................... 137,304 162,998 136,922 157,445
End of period ............................................................................................
$ 152,915 $ 137,304 $ 155,131 $ 136,922
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 41 140 365 611
Class 2 .............................................................................................. 39 66 26 61
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 320 – 737
Class 2 .............................................................................................. – 21 – 17
Shares redeemed:
Class 1 .............................................................................................. (406) (902) (867) (1,376)
Class 2 .............................................................................................. (28) (47) (20) (20)
Net Increase (Decrease) ..................................................................................
(354) (402) (496) 30

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
15
See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
SAM Conservative Balanced
Portfolio
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 2,125 $ 16,876 $ 946 $ 5,257
Net realized gain (loss) on Investments .................................................................. 10,577 26,614 2,426 4,053
Change in unrealized appreciation/depreciation of Investments ......................................... 69,341 (78,727) 14,337 (15,820)
Net Increase (Decrease) in Net Assets Resulting from Operations 82,043 (35,237) 17,709 (6,510)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (49,734) – (11,929)
Class 2 .............................................................................................. – (8,765) – (1,454)
Total Dividends and Distributions – (58,499) – (13,383)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 6,410 18,427 7,399 12,728
Class 2 .............................................................................................. 6,674 9,719 1,288 4,078
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 49,734 – 11,929
Class 2 .............................................................................................. – 8,765 – 1,454
Shares redeemed:
Class 1 .............................................................................................. (51,309) (106,200) (12,449) (31,254)
Class 2 .............................................................................................. (6,852) (10,034) (947) (3,360)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (45,077) (29,589) (4,709) (4,425)
Total Increase (Decrease) 36,966 (123,325) 13,000 (24,318)
Net Assets
Beginning of period ...................................................................................... 665,213 788,538 174,746 199,064
End of period ............................................................................................
$ 702,179 $ 665,213 $ 187,746 $ 174,746
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 428 1,191 639 1,055
Class 2 .............................................................................................. 448 630 110 345
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 3,318 – 1,026
Class 2 .............................................................................................. – 591 – 127
Shares redeemed:
Class 1 .............................................................................................. (3,410) (6,846) (1,061) (2,587)
Class 2 .............................................................................................. (463) (654) (82) (282)
Net Increase (Decrease) ..................................................................................
(2,997) (1,770) (394) (316)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
16
See accompanying notes.
Amounts in thousands
SAM Conservative Growth
Portfolio SAM Flexible Income Portfolio
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 328 $ 5,906 $ 1,430 $ 6,420
Net realized gain (loss) on Investments .................................................................. 1,030 15,591 3,643 5,776
Change in unrealized appreciation/depreciation of Investments ......................................... 44,096 (43,484) 10,221 (15,998)
Net Increase (Decrease) in Net Assets Resulting from Operations 45,454 (21,987) 15,294 (3,802)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (16,069) – (11,234)
Class 2 .............................................................................................. – (9,631) – (1,602)
Total Dividends and Distributions – (25,700) – (12,836)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 7,380 21,584 5,262 8,441
Class 2 .............................................................................................. 5,118 9,393 1,910 7,676
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 346 N/A
Class 2 .............................................................................................. N/A N/A 107 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 16,069 – 11,234
Class 2 .............................................................................................. – 9,631 – 1,602
Shares redeemed:
Class 1 .............................................................................................. (19,572) (38,633) (17,324) (42,935)
Class 2 .............................................................................................. (8,516) (9,529) (1,700) (4,450)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (15,590) 8,515 (11,399) (18,432)
Total Increase (Decrease) 29,864 (39,172) 3,895 (35,070)
Net Assets
Beginning of period ...................................................................................... 307,961 347,133 182,675 217,745
End of period ............................................................................................
$ 337,825 $ 307,961 $ 186,570 $ 182,675
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 397 1,136 425 668
Class 2 .............................................................................................. 277 491 155 613
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 27 N/A
Class 2 .............................................................................................. N/A N/A 8 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 847 – 921
Class 2 .............................................................................................. – 514 – 132
Shares redeemed:
Class 1 .............................................................................................. (1,039) (2,012) (1,387) (3,390)
Class 2 .............................................................................................. (462) (494) (139) (353)
Net Increase (Decrease) ..................................................................................
(827) 482 (911) (1,409)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
17
See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio Short-Term Income Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Period Ended
June 30,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 297 $ 4,190 $ 1,721 $ 3,396
Net realized gain (loss) on Investments .................................................................. 416 16,667 151 (914)
Change in unrealized appreciation/depreciation of Investments ......................................... 42,232 (45,097) 2,637 (759)
Net Increase (Decrease) in Net Assets Resulting from Operations 42,945 (24,240) 4,509 1,723
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (12,164) – (3,250)
Class 2 .............................................................................................. – (9,663) – (71)
Total Dividends and Distributions – (21,827) – (3,321)
Capital Share Transactions
Shares sold:
Class 1 .............................................................................................. 5,800 15,633 19,538 29,747
Class 2 .............................................................................................. 4,869 9,438 1,116 2,906
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 12,164 – 3,250
Class 2 .............................................................................................. – 9,663 – 71
Shares redeemed:
Class 1 .............................................................................................. (11,463) (26,105) (42,024) (40,805)
Class 2 .............................................................................................. (5,053) (10,070) (5,301) (1,159)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (5,847) 10,723 (26,671) (5,990)
Total Increase (Decrease) 37,098 (35,344) (22,162) (7,588)
Net Assets
Beginning of period ...................................................................................... 255,149 290,493 153,158 160,746
End of period ............................................................................................
$ 292,247 $ 255,149 $ 130,996 $ 153,158
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 284 737 7,617 11,770
Class 2 .............................................................................................. 242 448 437 1,153
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 589 – 1,300
Class 2 .............................................................................................. – 474 – 28
Shares redeemed:
Class 1 .............................................................................................. (559) (1,230) (16,434) (16,117)
Class 2 .............................................................................................. (251) (480) (2,065) (460)
Net Increase (Decrease) ..................................................................................
(284) 538 (10,445) (2,326)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
18
See accompanying notes.
Amounts in thousands SmallCap Account
Period Ended
June 30, 2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ................................................................................................................... $ 525 $ 394
Net realized gain (loss) on Investments ......................................................................................................... 4,921 28,868
Change in unrealized appreciation/depreciation of Investments ................................................................................ 27,257 (48,626)
Net Increase (Decrease) in Net Assets Resulting from Operations 32,703 (19,364)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 ..................................................................................................................................... – (13,133)
Class 2 ..................................................................................................................................... – (366)
Total Dividends and Distributions – (13,499)
Capital Share Transactions
Shares sold:
Class 1 ..................................................................................................................................... 4,457 12,588
Class 2 ..................................................................................................................................... 328 866
Shares issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... – 13,133
Class 2 ..................................................................................................................................... – 366
Shares redeemed:
Class 1 ..................................................................................................................................... (13,486) (39,263)
Class 2 ..................................................................................................................................... (186) (750)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (8,887) (13,060)
Total Increase (Decrease) 23,816 (45,923)
Net Assets
Beginning of period ............................................................................................................................. 168,117 214,040
End of period ...................................................................................................................................
$ 191,933 $ 168,117
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 ..................................................................................................................................... 273 732
Class 2 ..................................................................................................................................... 20 50
Shares issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... – 716
Class 2 ..................................................................................................................................... – 20
Shares redeemed:
Class 1 ..................................................................................................................................... (815) (2,233)
Class 2 ..................................................................................................................................... (11) (43)
Net Increase (Decrease) .........................................................................................................................
(533) (758)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
19
1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Core Plus Bond
Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, LargeCap Growth Account
I, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term
Income Account, and SmallCap Account (known as the “Accounts”), are presented herein.
Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
Topic 946, Financial Services - Investment Companies . The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.
Effective October 12, 2018, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account pursuant to a plan of reorganization approved by shareholders October 1, 2018. The purpose of the acquisition was to combine two accounts managed by Principal Global Investors, LLC (“the Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 5,827,000 shares from LargeCap Value Account for 5,686,000 shares valued at $138,841,000 of
Equity Income Account at an approximate exchange rate of .98 for Class 1 and .98 for Class 2. The investment securities of LargeCap
Value Account, with a fair value of approximately $136,333,000 and a cost of $141,343,000, and $2,514,000 cash were the primary assets acquired by Equity Income Account on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity
Income Account were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Account were maintained through the reorganization. The net assets of LargeCap Value Account and Equity Income Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $138,841,000 ($1,038,000 of accumulated realized gain) and $580,109,000, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $718,950,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2018, the beginning of the fiscal year for Equity Income Account, Equity Income
Account’s pro forma results of operations for the year ended December 31, 2018, would have been $17,543,000 of net investment income,
$54,739,000 of net realized and unrealized loss on investments, and $37,196,000 of net decrease in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account that have been included in Equity Income Account’s statement of operations since October 12, 2018.
Effective June 7, 2019, Core Plus Bond Account acquired all the assets and assumed all the liabilities of Income Account pursuant to a plan of reorganization approved by shareholders December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,873,000 shares from Income Account for 1,210,000 shares valued at $13,863,000 of Core Plus Bond Account at an approximate exchange rate of .21 and .21 for Class 1 and Class 2 shares, respectively. The investment securities of Income Account, with a fair value of approximately $13,145,000 and a cost of $12,607,000 and $613,000 cash were the primary assets acquired by Core Plus Bond Account on
June 7, 2019. For financial reporting purposes, assets received, and shares issued by Core Plus Bond Account were recorded at fair value;
however, the cost basis of the investments received from Income Account were maintained through the reorganization. The net assets of
Income Account and Core Plus Bond Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately
$13,863,000 ($4,875,000 of accumulated realized gain) and $304,718,000, respectively. The aggregate net assets of Core Plus Bond Account immediately following the acquisition were $318,581,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for Core Plus Bond Account, Core Plus
Bond Account’s pro forma results of operations for the period ended June 30, 2019, would have been $7,249,000 of net investment income,
$20,829,000 of net realized and unrealized gain on investments, and $28,078,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Income Account that have been included in Core Plus Bond Account’s statement of operations since June 7, 2019.
Effective June 7, 2019, LargeCap Growth Account I acquired all the assets and assumed all the liabilities of LargeCap Growth Account pursuant to a plan of reorganization approved by shareholders December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
20
a non-taxable exchange of 4,657,000 shares from LargeCap Growth Account for 3,150,000 shares valued at $112,835,000 of LargeCap
Growth Account I at an approximate exchange rate of .68 and .67 for Class 1 and Class 2 shares, respectively. The investment securities of LargeCap Growth Account, with a fair value of approximately $109,603,000 and a cost of $97,236,000 and $3,176,000 cash were the primary assets acquired by LargeCap Growth Account I on June 7, 2019. For financial reporting purposes, assets received, and shares issued by LargeCap Growth Account I were recorded at fair value; however, the cost basis of the investments received from LargeCap
Growth Account were maintained through the reorganization. The net assets of LargeCap Growth Account and LargeCap Growth Account
I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $112,835,000 ($650,000 of accumulated realized gain) and $351,045,000, respectively. The aggregate net assets of LargeCap Growth Account I immediately following the acquisition were
$463,880,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for LargeCap Growth Account I, LargeCap
Growth Account I’s pro forma results of operations for the period ended June 30, 2019, would have been $91,000 of net investment income,
$87,116,000 of net realized and unrealized gain on investments, and $87,207,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Account that have been included in LargeCap Growth
Account I’s statement of operations since June 7, 2019.
Effective June 7, 2019, SAM Flexible Income Account acquired all the assets and assumed all the liabilities of Multi-Asset Income Account pursuant to a plan of reorganization approved by shareholders December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 43,000 shares from Multi-Asset Income Account for 35,000 shares valued at $453,000 of SAM Flexible Income
Account at an approximate exchange rate of .83 and .83 for Class 1 and Class 2 shares, respectively. $457,000 cash was the primary asset acquired by SAM Flexible Income Account on June 7, 2019. The net assets of Multi-Asset Income Account and SAM Flexible Income
Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $453,000 and $185,924,000, respectively.
The aggregate net assets of SAM Flexible Income Account immediately following the acquisition were $186,377,000. In accordance with
Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for SAM Flexible Income Account,
SAM Flexible Income Account’s pro forma results of operations for the period ended June 30, 2019, would have been $1,437,000 of net investment income, $13,889,000 of net realized and unrealized gain on investments, and $15,326,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi-Asset Income Account that have been included in
SAM Flexible Income Account’s statement of operations since June 7, 2019.
Effective June 14, 2019, Class 2 shares discontinued and converted into Class 1 shares for the following Accounts:
Both classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:
Security Valuation. Certain of the Accounts, including SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative
Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in other series of the Fund and in class R-6 and Institutional shares of series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Accounts invest in Principal Exchange-Traded Funds and
Core Plus Bond Account LargeCap Growth Account I
Diversified International Account Short-Term Account
Government & High Quality Bond Account
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
21
other publicly traded investment funds, which are valued at the close of the exchange. The shares of the other series of the Fund, Principal
Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Accounts (with the exception of the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-
counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of June
30, 2019:
Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into . The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Diversified International Account
Euro 18.8%
Japanese Yen 14.8%
British Pound Sterling 11.8%
Swiss Franc 8.9%
Canadian Dollar 8.4%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
22
Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary. Expenses included in the statements of operations of the Accounts reflect the expenses of each Account and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and expiring capital loss carry forwards. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2019, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2015-2017.
Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities. At June
30, 2019, none of the Accounts had a deferred tax liability.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
23
Recent Accounting Pronouncements. Effective August 17, 2018, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification . The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of December 31, 2018, the
Accounts have adopted the new amendments.
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2018-13, Fair Value
Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement , which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Accounts have adopted the removal and modification of disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt
Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Accounts have adopted the new amendments as of January 1, 2019.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the SEC, the Accounts and other registered investment companies managed by the
Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of ( i ) the Federal
Funds Rate or (ii) the One Month London Interbank Offered Rate ("LIBOR") rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of the period ending June 30, 2019 .
During the period ended June 30, 2019, Accounts lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2019, Accounts borrowing from the Facility were as follows (amounts in thousands):
In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The Accounts did not borrow against the line of credit for the period ended June 30, 2019 .
Contingent Convertible Securities. Core Plus Bond Account invests in contingent convertible securities (“CoCos”). CoCos are hybrid debt
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Core Plus Bond Account
$53 2.95%
Diversified International Account
4 3.00
Equity Income Account
2 2.97
Government & High Quality Bond
Account
12 3.00
LargeCap Growth Account I
17 2.96
Principal Capital Appreciation
Account
11 2.97
Real Estate Securities Account
3 2.94
Short-Term Income Account
6 2.99
SmallCap Account
13 2.96
Average Daily
Amount Borrowed
Weighted Average
Annual Interest Rate
Diversified International Account
$2 2.97%
Government & High Quality Bond
Account
2 3.00
MidCap Account
87 3.00
Real Estate Securities Account
6 2.94
Short-Term Income Account
9 3.02
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
24
securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and an account may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the account's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Collateral information relating to securities on loan is included in the securities lending note to financial statements.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2019, no
Accounts had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Accounts may pledge cash to a broker for securities sold short.
As of June 30, 2019, deposits with counterparty were as follows (amounts in thousands):
Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts ( with the exception of SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted.
Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency Contracts
and TBA Securities) Shorts
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 1 $ 8 $ — $ 9
LargeCap Growth Account I 126 — — — 126
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
25
value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the
Accounts' ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on TBA securities, in which the Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the
Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Accounts’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The
Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income is shown on the statements of operations. As of June 30, 2019, the Accounts had
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
26
securities on loan as follows (in thousands):
Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion.
Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities as applicable. As of June 30, 2019 , the Accounts had no commitments outstanding.
Swap Agreements. Core Plus Bond Account invested in swap agreements during the period. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
Market Value Collateral Value
Core Plus Bond Account $ 736 $ 758
Diversified International Account 374 392
LargeCap Growth Account I 1,10 6 1,143
MidCap Account 1,156 1,183
Short-Term Income Account 510 525
SmallCap Account 2,879 2,897
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
27
The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the
Accounts or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, an account would be subject to investment exposure on the notional amount of the swap.
If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
28
transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade.
Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later.
These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”)
directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying
Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., and some of the Underlying Funds. Principal Real Estate Investors, LLC serves as sub-advisor to some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on
Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of June 30, 2019 , series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts' shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.
Account
Total Percentage of
Outstanding Shares Owned
Core Plus Bond Account 23.00%
Equity Income Account 30.85
Government & High Quality Bond Account 38.61
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
29
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
June 30, 2019 :
4. Fair Valuation
Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the account's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Asset Derivatives June 30, 2019 Liability Derivatives June 30, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 194
*
Payables, Total distributable earnings (accumulated loss)
$ 91
*
LargeCap Growth Account I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 17
*
Payables, Total distributable earnings (accumulated loss)
$ —
* Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (320) $ (207)
Interest rate contracts Net realized gain (loss) Futures contracts/Net change in unrealized appreciation/(depreciation)
of Futures contracts
532 (216)
Total
$ 212 $ (423)
LargeCap Growth Account I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 287 $ 19
Contract Type Derivative Type Average Notional (‘000)
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps – Buy Protection $ 10,655
Interest Rate Contracts Futures - Long 13,974
Futures - Short 6,924
LargeCap Growth Account I
Equity Contracts Futures - Long 2,087
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
30
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2019 in valuing the Accounts' securities carried at value (amounts shown in thousands):
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
31
Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 181,122 $ — $ 181,122
Common Stocks* 39 — — 39
Investment Companies 24,404 — — 24,404
Preferred Stocks
Consumer, Non-cyclical — — 7 7
Senior Floating Rate Interests* — 2,324 — 2,324
U.S. Government & Government Agency Obligations* — 132,743 — 132,743
Total investments in securities $ 24,443 $ 316,189 $ 7 $ 340,6 39
Assets
Interest Rate Contracts
Futures** 194 — — 194
Liabilities
Interest Rate Contracts
Futures** (91) — — (91)
Diversified International Account
Common Stocks
Basic Materials 1,997 9,234 — 11,231
Communications 4,714 18,036 — 22,750
Consumer, Cyclical 6,398 36,565 — 42,963
Consumer, Non-cyclical 1,784 41,027 — 42,811
Energy 4,474 13,679 — 18,153
Financial 13,338 54,318 — 67,656
Industrial 4,561 18,079 — 22,640
Technology 477 21,187 — 21,664
Utilities — 6,388 — 6,388
Investment Companies 1,678 — — 1,678
Preferred Stocks 1,179 — — 1,179
Total investments in securities $ 40,600 $ 218,513 $ — $ 259,113
Equity Income Account
Common Stocks* 718,277 — — 718,277
Investment Companies 11,977 — — 11,977
Total investments in securities $ 730,254 $ — $ — $ 730,254
Government & High Quality Bond Account
Bonds* — 63,556 — 63,556
Investment Companies 6,172 — — 6,172
U.S. Government & Government Agency Obligations* — 154,387 — 154,387
Total investments in securities $ 6,172 $ 217,943 $ — $ 224,115
LargeCap Growth Account I
Common Stocks* 464,543 — — 464,543
Convertible Preferred Stocks
Communications — — 596 596
Investment Companies 9,874 — — 9,874
Preferred Stocks
Communications — 119 — 119
Technology — 260 153 413
Total investments in securities $ 474,417 $ 379 $ 749 $ 475,545
Assets
Equity Contracts
Futures** 17 — — $ 17
MidCap Account
Common Stocks* 593,327 — — 593,327
Investment Companies 2,598 — — 2,598
Total investments in securities $ 595,925 $ — $ — $ 595,925
Principal Capital Appreciation Account
Common Stocks* 150,76 2 — — 150,76 2
Investment Companies 2,357 — — 2,357
Total investments in securities $ 153,11 9 $ — $ — $ 153,11 9
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
32
*For additional detail regarding sector classifications, please see the schedules of investments.
**Futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:
Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Real Estate Securities Account
Common Stocks* $ 153,482 $ — $ — $ 153,482
Investment Companies 1,129 — — 1,129
Total investments in securities $ 154,611 $ — $ — $ 154,611
SAM Balanced Portfolio
Investment Companies 702,340 — — 702,340
Total investments in securities $ 702,340 $ — $ — $ 702,340
SAM Conservative Balanced Portfolio
Investment Companies 187,792 — — 187,792
Total investments in securities $ 187,792 $ — $ — $ 187,792
SAM Conservative Growth Portfolio
Investment Companies 337,921 — — 337,921
Total investments in securities $ 337,921 $ — $ — $ 337,921
SAM Flexible Income Portfolio
Investment Companies 186,615 — — 186,615
Total investments in securities $ 186,615 $ — $ — $ 186,615
SAM Strategic Growth Portfolio
Investment Companies 292,324 — — 292,324
Total investments in securities $ 292,324 $ — $ — $ 292,324
Short-Term Income Account
Bonds* — 127,421 — 127,421
Investment Companies 2,570 — — 2,570
U.S. Government & Government Agency Obligations* — 1,640 — 1,640
Total investments in securities $ 2,570 $ 129,061 $ — $ 131,631
SmallCap Account
Common Stocks* 183,643 — — 183,643
Investment Companies 6,407 — — 6,407
Total investments in securities $ 190,050 $ — $ — $ 190,050
Net Assets of Accounts ( in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .90 .85 .80 .75 .70
SmallCap Account .85 .80 .75 .70 .65
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
33
The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expired April 30, 2019, were as follows:
The Manager has contractually agreed to limit certain of the Accounts' management and investment advisory fees. The expense limit will reduce the account's management and investment advisory fees by the following amounts:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:
*Period from June 10, 2019 through June 30, 2019. Prior to June 10, 2019, there was no contractual limit.
The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2020.
Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the
Manager), the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each account and is shown on the statements of operations.
Net Assets of Account ( in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
Net Assets of Account ( in millions)
First
$200
Next
$300
Over
$500
Short-Term Income Account .50% .45% .40%
Net Assets of Account ( in millions)
First
$500
Over
$500
Principal Capital Appreciation Account .625% .50%
Net Assets of Accounts ( in billions)
First $2 Over $2
Government & High Quality Bond Account .50% .45%
Period from January 1, 2019
through April 30, 2019
Class 1 Class 2
SAM Balanced Portfolio .86% 1.11%
SAM Conservative Balanced Portfolio .84 1.09
SAM Conservative Growth Portfolio .99 1.24
SAM Strategic Growth Portfolio .99 1.24
Expiration
LargeCap Growth Account I .016% April 30, 2020
Real Estate Securities Account .020 April 30, 2020
Period from January 1, 2019 through June 30, 2019
Class 1 Class 2 Expiration
LargeCap Growth Account I .69%* N/A April 30, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
34
Affiliated Ownership. At June 30, 2019, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):
6. Capital Share Transactions
The following table reflects the conversion of Class 2 shares into Class 1 shares (reflected in the statements of changes in net assets as Class 2 shares and dollars redeemed and Class 1 dollars sold) for the period ended June 30, 2019 (amounts in thousands).
7. Investment Transactions
For the period ended June 30, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts in thousands):
For the period ended June 30, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Accounts were as follows (amounts in thousands):
Class 1 Class 2
Core Plus Bond Account 20,813 N/A
Diversified International Account 16,273 N/A
Equity Income Account 13,844 208
Government & High Quality Bond Account 13,601 N/A
LargeCap Growth Account I 12,616 N/A
MidCap Account 8,921 N/A
Principal Capital Appreciation Account 3,979 100
Real Estate Securities Account 6,950 190
SAM Balanced Portfolio 34,550 1,165
SAM Conservative Balanced Portfolio 13,241 595
SAM Conservative Growth Portfolio 8,998 589
SAM Flexible Income Portfolio 11,774 1,106
SAM Strategic Growth Portfolio 6,929 373
Short-Term Income Account 49,401 N/A
SmallCap Account 10,660 105
Shares Dollars
Core Plus Bond Account 129 $ 1,465
Diversified International Account 147 2,256
Government & High-Quality Bond Account 274 2,691
LargeCap Growth Account I 145 5,163
Short-Term Income Account 1,570 4,045
Purchases Sales
Core Plus Bond Account $ 186,350 $ 200,839
Diversified International Account 62,200 68,716
Equity Income Account 57,154 90,942
Government & High Quality Bond Account 11,509 15,449
LargeCap Growth Account I 59,818 65,406
MidCap Account 32,467 70,661
Principal Capital Appreciation Account 37,220 44,704
Real Estate Securities Account 17,098 25,837
SAM Balanced Portfolio 100,147 142,483
SAM Conservative Balanced Portfolio 40,884 44,596
SAM Conservative Growth Portfolio 21,336 36,270
SAM Flexible Income Portfolio 53,662 63,691
SAM Strategic Growth Portfolio 32,971 38,483
Short-Term Income Account 45,055 66,994
SmallCap Account 35,647 49,390
Purchases Sales
Core Plus Bond Account $ 73,519 $ 62,616
Government & High Quality Bond Account 688 9,273
Short-Term Income Account 3,101 5,650
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
35
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2019 and December
31, 2018 were as follows (amounts in thousands):
*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2018, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences.
^Undistributed Ordinary Income reported includes $327 of undistributed Section 1250 Capital Gains.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2018, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):
Ordinary Income Long-Term Capital Gain Section 1250 Gain
2019 2018 2019 2018* 2019 2018^
Core Plus Bond Account $ — $ 9,636 $ — $ — $ — $ —
Diversified International Account — 6,007 — — — —
Equity Income Account — 13,448 — 33,719 — —
Government & High Quality Bond
Account — 8,671 — — — —
LargeCap Growth Account I — 452 — 23,404 — —
MidCap Account — 1,796 — 72,238 — —
Principal Capital Appreciation Account — 1,753 — 8,213 — —
Real Estate Securities Account — 2,980 — 11, 385 — 222
SAM Balanced Portfolio — 24,236 — 34,263 — —
SAM Conservative Balanced Portfolio — 6,540 — 6,843 — —
SAM Conservative Growth Portfolio — 10,266 — 15,434 — —
SAM Flexible Income Portfolio — 8,176 — 4,660 — —
SAM Strategic Growth Portfolio — 7,336 — 14,491 — —
Short-Term Income Account — 3,321 — — — —
SmallCap Account — 1,441 — 12,058 — —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences *
Total
Accumulated
Earnings
(Deficit)
Core Plus Bond Account $ 10,175 $ — $ (6,805) $ (10,493) $ 91 $ (7,032)
Diversified International Account 4,108 12,521 — 2,524 — 19,153
Equity Income Account 17,075 16,183 — 182,774 — 216,032
Government & High Quality Bond Account 6,456 — (8,862) (7,132) (39) (9,577)
LargeCap Growth Account 1 244 34,548 — 75,432 (15) 110,209
MidCap Account 1,526 79,299 — 100,053 — 180,878
Principal Capital Appreciation Account 2,596 13,120 — 40,099 — 55,815
Real Estate Securities Account 3,463 ^ 9,689 — 15,761 — 28,913
SAM Balanced Portfolio 17,360 24,097 — 41,777 — 83,234
SAM Conservative Balanced Portfolio 5,314 3,637 — 3,247 — 12,198
SAM Conservative Growth Portfolio 5,905 15,505 — 9,048 — 30,458
SAM Flexible Income Portfolio 6,505 5,218 — 732 — 12,455
SAM Strategic Growth Portfolio 4,270 15,096 — (6,605) — 12,761
Short-Term Income Account 3,393 — (989) (1,224) (7) 1,173
SmallCap Account 6,339 23,412 — (6,178) — 23,573
Short-Term Long-Term Total
Core Plus Bond Account $ 2,741 $ 4,064 $ 6,805
Government & High Quality Bond
Account 502 8,360 8,862
Short-Term Income Account 305 684 989

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
36
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account's taxable year subsequent to October 31. For the taxable year ended December 31, 2018, the Accounts do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts' distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2018, the Accounts recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At June 30, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable
Earnings (Accumulated
Loss)
Capital Shares and
Additional Paid-in-Capital
Equity Income Account $ (6,455) $ 6,455
LargeCap Growth Account I (5,038) 5,038
MidCap Account (10,946) 10,946
Principal Capital Appreciation Account (2,184) 2,184
Real Estate Securities Account 59 (59)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation/
(Depreciation)
Cost for Federal
Income Tax
Purposes
Core Plus Bond Account $ 9,227 $ (3,960) $ 5,267 $ 335,372
Diversified International Account 42,681 (8,232) 34,449 224,664
Equity Income Account 286,970 (15,465) 271,505 458,749
Government & High Quality Bond Account 4,481 (4,367) 114 224,001
LargeCap Growth Account I 146,419 (6,189) 140,230 335,315
MidCap Account 218,991 (6,194) 212,797 383,128
Principal Capital Appreciation Account 60,132 (1,789) 58,343 94,776
Real Estate Securities Account 38,513 (1,800) 36,713 117,898
SAM Balanced Portfolio 113,729 (2,610) 111,119 591,221
SAM Conservative Balanced Portfolio 19,895 (2,311) 17,584 170,208
SAM Conservative Growth Portfolio 54,700 (1,556) 53,144 284,777
SAM Flexible Income Portfolio 13,600 (2,647) 10,953 175,662
SAM Strategic Growth Portfolio 37,057 (1,430) 35,627 256,697
Short-Term Income Account 1,843 (429) 1,414 130,217
SmallCap Account 38,150 (17,072) 21,078 168,972
8. Federal Tax Information (continued)

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
37
COMMON STOCKS - 0.01% Shares Held Value (000's)
Oil & Gas Services - 0.01%
Patterson-UTI Energy Inc 3,386 $ 39
TOTAL COMMON STOCKS $ 39
INVESTMENT COMPANIES - 7.59% Shares Held Value (000's)
Exchange-Traded Funds - 2.98%
SPDR Bloomberg Barclays High Yield Bond ETF 88,000 9,587
Money Market Funds - 4.61%
BlackRock Liquidity FedFund 2.26%
(a),(b)
758,291 758
Principal Government Money Market Fund
2.23%
(a),(c)
14,059,253 14,059
$ 14,817
TOTAL INVESTMENT COMPANIES $ 24,404
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
(d),(e),(f)
81,952 $ 7
TOTAL PREFERRED STOCKS $ 7
BONDS - 56.28%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.27%
Air 2 US
8.63%, 10/01/2020
(g)
$ 2 $ 2
Boeing Co/The
3.10%, 05/01/2026 190 196
3.20%, 03/01/2029 200 207
3.50%, 03/01/2039 65 65
3.63%, 03/01/2048 155 155
3.90%, 05/01/2049 155 162
Bombardier Inc
6.13%, 01/15/2023
(g)
75 76
7.50%, 03/15/2025
(g)
195 196
7.88%, 04/15/2027
(g)
45 45
Lockheed Martin Corp
2.90%, 03/01/2025 360 370
4.09%, 09/15/2052 120 134
TransDigm Inc
6.25%, 03/15/2026
(g)
80 84
7.50%, 03/15/2027
(g)
40 42
Triumph Group Inc
5.25%, 06/01/2022 40 39
7.75%, 08/15/2025 150 145
United Technologies Corp
2.80%, 05/04/2024 420 426
3.10%, 06/01/2022 215 220
3.95%, 08/16/2025 390 421
4.13%, 11/16/2028 765 840
4.45%, 11/16/2038 115 129
4.63%, 11/16/2048 80 93
5.40%, 05/01/2035 40 48
$ 4,095
Agriculture - 0.78%
Altria Group Inc
4.00%, 01/31/2024 235 246
4.50%, 05/02/2043 5 5
5.80%, 02/14/2039 85 96
5.95%, 02/14/2049 55 63
BAT Capital Corp
3.12%, 08/14/2020 200 200
3 Month USD LIBOR + 0.59%
3.22%, 08/15/2024 170 171
Imperial Brands Finance PLC
3.75%, 07/21/2022
(g)
220 227
JBS Investments II GmbH
7.00%, 01/15/2026
(g)
200 217
Philip Morris International Inc
2.38%, 08/17/2022 120 120
4.38%, 11/15/2041 20 21
Pinnacle Operating Corp
9.00%, 05/15/2023
(g)
118 39
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Reynolds American Inc
5.70%, 08/15/2035 $ 300 $ 329
5.85%, 08/15/2045 45 48
6.88%, 05/01/2020 580 600
7.00%, 08/04/2041 120 141
$ 2,523
Airlines - 0.72%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 564 592
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 124 128
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 24 24
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 206 204
American Airlines 2017-1 Class AA Pass Through
Trust
3.65%, 08/15/2030 148 154
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 93 99
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 328 343
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 240 250
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 201 204
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 197 201
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 103 109
$ 2,308
Automobile Asset Backed Securities - 3.08%
AmeriCredit Automobile Receivables Trust
2017-4
2.56%, 05/18/2021 85 85
1.00 x 1 Month USD LIBOR + 0.18%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 765 766
Carmax Auto Owner Trust 2018-4
2.59%, 02/15/2022 1,900 1,899
1.00 x 1 Month USD LIBOR + 0.20%
Drive Auto Receivables Trust 2018-5
2.71%, 07/15/2021 280 280
1.00 x 1 Month USD LIBOR + 0.32%
Drive Auto Receivables Trust 2019-1
2.78%, 09/15/2021 369 369
1.00 x 1 Month USD LIBOR + 0.39%
GM Financial Automobile Leasing Trust 2018-2
2.60%, 07/20/2020 1,611 1,611
1.00 x 1 Month USD LIBOR + 0.22%
Santander Drive Auto Receivables Trust 2018-3
2.66%, 03/15/2021 116 117
1.00 x 1 Month USD LIBOR + 0.27%
Santander Drive Auto Receivables Trust 2018-5
2.62%, 07/15/2021 1,773 1,772
1.00 x 1 Month USD LIBOR + 0.23%
Santander Drive Auto Receivables Trust 2019-1
2.66%, 01/18/2022 2,500 2,500
1.00 x 1 Month USD LIBOR + 0.27%

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
38
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Retail Auto Lease Trust 2017-A
2.02%, 03/20/2020
(g)
$ 1 $ 1
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 500 503
$ 9,903
Automobile Manufacturers - 0.66%
Daimler Finance North America LLC
2.25%, 03/02/2020
(g)
445 445
2.70%, 08/03/2020
(g)
450 451
2.85%, 01/06/2022
(g)
180 181
General Motors Co
6.25%, 10/02/2043 30 32
6.60%, 04/01/2036 275 304
General Motors Financial Co Inc
3.59%, 01/05/2023 450 443
3 Month USD LIBOR + 0.99%
3.85%, 01/05/2028 100 98
Navistar International Corp
6.63%, 11/01/2025
(g)
175 183
$ 2,137
Automobile Parts & Equipment - 0.07%
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(g),(h),( i )
25 24
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(g)
190 198
$ 222
Banks - 6.37%
Bank of America Corp
3.46%, 03/15/2025
(j)
360 374
3 Month USD LIBOR + 0.97%
3.50%, 05/17/2022
(j)
200 204
3 Month USD LIBOR + 0.63%
3.97%, 02/07/2030
(j)
525 563
3 Month USD LIBOR + 1.21%
4.10%, 07/24/2023 180 192
4.20%, 08/26/2024 830 882
4.25%, 10/22/2026 150 160
4.27%, 07/23/2029
(j)
210 229
3 Month USD LIBOR + 1.31%
Barclays PLC
7.75%, 12/31/2049
(j),(k)
200 205
USD Swap Semi-Annual 5 Year + 4.84%
BPCE SA
2.50%, 07/15/2019 450 450
CIT Group Inc
4.13%, 03/09/2021 75 76
5.00%, 08/15/2022 120 127
5.25%, 03/07/2025 20 22
5.80%, 12/31/2049
(j),(k)
95 96
3 Month USD LIBOR + 3.97%
6.13%, 03/09/2028 40 45
Citigroup Inc
3.52%, 10/27/2028
(j)
390 402
3 Month USD LIBOR + 1.15%
3.67%, 07/24/2028
(j)
240 250
3 Month USD LIBOR + 1.39%
3.88%, 03/26/2025 100 104
4.50%, 01/14/2022 100 105
4.65%, 07/23/2048 230 268
Cooperatieve Rabobank UA
4.75%, 01/15/2020
(g)
490 496
DBS Group Holdings Ltd
4.52%, 12/11/2028
(g),(j)
515 546
USD Swap Rate NY 5 Year + 1.59%
Discover Bank
3.10%, 06/04/2020 345 347
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
First Republic Bank/CA
2.50%, 06/06/2022 $ 500 $ 501
4.63%, 02/13/2047 500 538
Goldman Sachs Group Inc /The
3.63%, 02/20/2024 535 558
3.85%, 01/26/2027 625 653
5.38%, 03/15/2020 200 204
5.75%, 01/24/2022 555 600
6.75%, 10/01/2037 300 392
HSBC Holdings PLC
3.80%, 03/11/2025
(j)
200 208
3 Month USD LIBOR + 1.21%
JPMorgan Chase & Co
3.21%, 04/01/2023
(j)
360 367
3 Month USD LIBOR + 0.70%
3.63%, 05/13/2024 100 105
3.70%, 05/06/2030
(j)
330 348
3 Month USD LIBOR + 1.16%
3.96%, 11/15/2048
(j)
100 106
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 125 148
5.50%, 10/15/2040 260 331
KeyBank NA/Cleveland OH
3.30%, 02/01/2022 250 257
Morgan Stanley
4.43%, 01/23/2030
(j)
280 310
3 Month USD LIBOR + 1.63%
5.00%, 11/24/2025 285 316
5.50%, 07/28/2021 100 106
5.55%, 12/31/2049
(j),(k)
165 167
3 Month USD LIBOR + 3.81%
5.75%, 01/25/2021 240 252
6.25%, 08/09/2026 100 120
6.38%, 07/24/2042 270 377
MUFG Union Bank NA
3.15%, 04/01/2022 250 256
Popular Inc
6.13%, 09/14/2023 25 27
Royal Bank of Canada
3.70%, 10/05/2023 410 431
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(j)
400 414
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 555 589
7.50%, 12/31/2049
(j),(k)
425 436
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(g)
450 475
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(j),(k)
485 489
USD Swap Semi-Annual 5 Year + 3.85%
State Street Corp
4.14%, 12/03/2029
(j)
155 172
3 Month USD LIBOR + 1.03%
SunTrust Bank/Atlanta GA
4.05%, 11/03/2025 165 178
Svenska Handelsbanken AB
3.90%, 11/20/2023 345 366
Synchrony Bank
3.00%, 06/15/2022 650 655
UBS AG/London
4.50%, 06/26/2048
(g)
200 236
UBS AG/Stamford CT
2.35%, 03/26/2020 450 450
UBS Group Funding Switzerland AG
6.87%, 12/31/2049
(j),(k)
440 458
USD Swap Rate NY 5 Year + 5.50%

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
39
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
3.75%, 01/24/2024 $ 485 $ 510
4.15%, 01/24/2029 280 305
4.40%, 06/14/2046 140 151
Zions Bancorp NA
3.50%, 08/27/2021 790 806
$ 20,511
Beverages - 0.75%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 121
4.90%, 02/01/2046 395 440
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024 190 200
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 100 101
4.38%, 04/15/2038 145 153
4.75%, 04/15/2058 70 74
5.45%, 01/23/2039 225 268
5.55%, 01/23/2049 390 478
Constellation Brands Inc
2.65%, 11/07/2022 255 256
4.40%, 11/15/2025 70 76
5.25%, 11/15/2048 110 127
Keurig Dr Pepper Inc
3.55%, 05/25/2021 115 117
$ 2,411
Biotechnology - 0.31%
Amgen Inc
2.20%, 05/11/2020 315 314
3.88%, 11/15/2021 100 103
Celgene Corp
2.88%, 08/15/2020 315 317
5.25%, 08/15/2043 30 36
Gilead Sciences Inc
3.65%, 03/01/2026 100 106
4.40%, 12/01/2021 100 105
$ 981
Building Materials - 0.11%
BMC East LLC
5.50%, 10/01/2024
(g)
105 107
Builders FirstSource Inc
5.63%, 09/01/2024
(g)
90 93
6.75%, 06/01/2027
(g)
80 84
Norbord Inc
5.75%, 07/15/2027
(g)
65 65
$ 349
Chemicals - 0.63%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
105 105
Blue Cube Spinco LLC
9.75%, 10/15/2023 70 77
Braskem Finance Ltd
6.45%, 02/03/2024 200 221
CF Industries Inc
7.13%, 05/01/2020 20 21
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
165 164
6.88%, 06/15/2025
(g)
150 154
Dow Chemical Co/The
3.63%, 05/15/2026
(g)
190 197
5.55%, 11/30/2048
(g)
55 65
DuPont de Nemours Inc
5.32%, 11/15/2038 190 223
5.42%, 11/15/2048 205 249
NOVA Chemicals Corp
5.25%, 08/01/2023
(g)
35 35
5.25%, 06/01/2027
(g)
100 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
SABIC Capital II BV
4.00%, 10/10/2023
(g)
$ 200 $ 208
SASOL Financing USA LLC
5.88%, 03/27/2024 200 217
$ 2,042
Commercial Mortgage Backed Securities - 5.06%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.71%, 09/15/2048 500 533
BANK 2017-BNK9
4.03%, 11/15/2054
(h)
500 525
BBCMS MORTGAGE TRUST 2017-C1
3.67%, 02/15/2050 500 530
BENCHMARK 2018-B4
4.12%, 07/15/2051
(h)
500 554
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 937
Citigroup Commercial Mortgage Trust
2015-GC29
4.28%, 04/10/2048
(h)
500 521
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 365
Citigroup Commercial Mortgage Trust 2018-B2
4.01%, 03/10/2051 350 384
COMM 2013-CCRE11 Mortgage Trust
1.10%, 08/10/2050
(h),(l)
6,034 210
COMM 2013-CCRE8 Mortgage Trust
4.09%, 06/10/2046
(g),(h)
350 365
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(h)
250 269
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 1,000 1,110
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.09%, 12/15/2039
(h),(l)
134 1
DBUBS 2011-LC2 Mortgage Trust
4.54%, 07/10/2044
(g)
749 775
GS Mortgage Securities Trust 2011-GC5
1.50%, 08/10/2044
(g),(h),(l)
9,296 196
GS Mortgage Securities Trust 2012-GCJ7
2.36%, 05/10/2045
(h),(l)
1,718 66
GS Mortgage Securities Trust 2013-GC16
1.22%, 11/10/2046
(h),(l)
1,949 75
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(h)
250 257
GS Mortgage Securities Trust 2014-GC26
1.15%, 11/10/2047
(h),(l)
4,617 195
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 395
GS Mortgage Securities Trust 2015-GS1
3.73%, 11/10/2048 1,000 1,064
GS Mortgage Securities Trust 2019-GC39
3.57%, 05/10/2052 300 320
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043
(g)
400 405
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.55%, 08/15/2046
(g),(h)
350 366
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.66%, 12/15/2047
(h),(l)
2,212 90
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
1.11%, 12/15/2046
(h),(l)
8,148 283

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
40
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 $ 500 $ 505
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.54%, 11/15/2047
(h)
500 521
LB-UBS Commercial Mortgage Trust 2007-C1
0.35%, 02/15/2040
(h),(l)
421 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.62%, 08/15/2045
(g),(h),(l)
3,348 119
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.18%, 02/15/2047
(h),(l)
6,633 221
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.18%, 06/15/2047
(h),(l)
3,641 136
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.89%, 10/15/2048
(h)
250 264
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27
3.75%, 12/15/2047 100 107
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 500 504
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.21%, 10/15/2030
(g),(h),(l)
3,556 103
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 146 150
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 255 261
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.78%, 12/10/2045
(g),(h),(l)
1,220 54
3.32%, 12/10/2045
(g)
500 511
UBS-Barclays Commercial Mortgage Trust
2013-C5
4.21%, 03/10/2046
(g),(h)
175 167
Wells Fargo Commercial Mortgage Trust
2015-NXS1
3.66%, 05/15/2048
(h)
700 719
Wells Fargo Commercial Mortgage Trust
2017-C38
3.45%, 07/15/2050 500 526
WFRBS Commercial Mortgage Trust 2013-C12
1.41%, 03/15/2048
(g),(h),(l)
2,824 102
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057
(h)
500 531
$ 16,292
Commercial Services - 0.32%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
145 129
DP World PLC
6.85%, 07/02/2037 100 126
ERAC USA Finance LLC
7.00%, 10/15/2037
(g)
100 137
Garda World Security Corp
8.75%, 05/15/2025
(g)
130 128
Garda World Security Corp/Old
7.25%, 11/15/2021
(g)
25 25
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
95 98
8.25%, 11/15/2026
(g)
120 123
TMS International Corp
7.25%, 08/15/2025
(g)
155 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
4.63%, 10/15/2025 $ 75 $ 76
4.88%, 01/15/2028 25 25
5.88%, 09/15/2026 15 16
$ 1,033
Computers - 0.97%
Apple Inc
2.40%, 05/03/2023 100 101
2.75%, 01/13/2025 220 225
2.85%, 05/11/2024 665 685
3.00%, 02/09/2024 270 279
3.35%, 02/09/2027 570 599
Dell Inc
4.63%, 04/01/2021 155 159
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(g)
530 553
7.13%, 06/15/2024
(g)
330 348
8.35%, 07/15/2046
(g)
125 158
$ 3,107
Consumer Products - 0.02%
Prestige Brands Inc
5.38%, 12/15/2021
(g)
35 35
Spectrum Brands Inc
6.63%, 11/15/2022 20 21
$ 56
Credit Card Asset Backed Securities - 0.31%
Chase Issuance Trust
2.69%, 01/15/2022 1,000 1,001
1.00 x 1 Month USD LIBOR + 0.30%
Distribution & Wholesale - 0.05%
American Builders & Contractors Supply Co Inc
5.75%, 12/15/2023
(g)
95 99
5.88%, 05/15/2026
(g)
55 57
$ 156
Diversified Financial Services - 1.43%
Aircastle Ltd
5.13%, 03/15/2021 20 21
Ally Financial Inc
4.25%, 04/15/2021 30 31
Brookfield Finance Inc
3.90%, 01/25/2028 395 403
4.00%, 04/01/2024 750 788
4.70%, 09/20/2047 465 486
4.85%, 03/29/2029 100 109
Credit Acceptance Corp
6.13%, 02/15/2021 105 105
6.63%, 03/15/2026
(g)
285 300
7.38%, 03/15/2023 160 166
E*TRADE Financial Corp
5.30%, 12/31/2049
(j),(k)
235 228
3 Month USD LIBOR + 3.16%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 198
Navient Corp
6.13%, 03/25/2024 105 108
6.63%, 07/26/2021 165 175
6.75%, 06/15/2026
(m)
135 140
Nuveen Finance LLC
4.13%, 11/01/2024
(g)
640 689
Nuveen LLC
4.00%, 11/01/2028
(g)
320 351
Springleaf Finance Corp
5.63%, 03/15/2023 75 80
6.63%, 01/15/2028 30 31
6.88%, 03/15/2025 190 208
$ 4,617

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
41
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 3.21%
AEP Texas Inc
4.15%, 05/01/2049 $ 115 $ 124
Alabama Power Co
4.15%, 08/15/2044 120 129
CMS Energy Corp
3.00%, 05/15/2026 145 145
4.70%, 03/31/2043 135 149
4.88%, 03/01/2044 180 207
Commonwealth Edison Co
4.00%, 03/01/2049 255 274
Consolidated Edison Co of New York Inc
4.63%, 12/01/2054 150 168
Dominion Energy Inc
2.58%, 07/01/2020 900 899
3.90%, 10/01/2025 115 123
4.25%, 06/01/2028 305 332
DTE Electric Co
3.95%, 03/01/2049 75 82
DTE Energy Co
3.40%, 06/15/2029 455 463
6.38%, 04/15/2033 85 109
Duke Energy Florida LLC
3.80%, 07/15/2028 295 318
Electricite de France SA
5.63%, 12/31/2049
(g),(j),(k)
280 288
USD Swap Semi-Annual 10 Year + 3.04%
Enel Chile SA
4.88%, 06/12/2028 105 115
Exelon Corp
3.50%, 06/01/2022 290 297
Fortis Inc /Canada
2.10%, 10/04/2021 185 183
3.06%, 10/04/2026 103 102
Georgia Power Co
4.30%, 03/15/2043 80 84
Indiantown Cogeneration LP
9.77%, 12/15/2020 35 36
LG&E & KU Energy LLC
4.38%, 10/01/2021 100 104
Louisville Gas & Electric Co
4.25%, 04/01/2049 105 118
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
100 103
MidAmerican Energy Co
4.25%, 07/15/2049 45 51
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 255 257
4.75%, 04/30/2043
(j)
125 123
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 375 390
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
130 131
NRG Energy Inc
5.25%, 06/15/2029
(g)
40 43
6.63%, 01/15/2027 110 119
7.25%, 05/15/2026 85 94
NSTAR Electric Co
3.25%, 05/15/2029 350 363
Oncor Electric Delivery Co LLC
5.25%, 09/30/2040 120 150
5.75%, 03/15/2029 200 247
PacifiCorp
3.85%, 06/15/2021 150 154
5.25%, 06/15/2035 100 119
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 91
4.75%, 07/15/2043 115 135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL WEM Ltd / Western Power Distribution Ltd
5.38%, 05/01/2021
(g)
$ 440 $ 455
Public Service Co of Colorado
4.05%, 09/15/2049 105 116
Public Service Enterprise Group Inc
2.88%, 06/15/2024 215 218
Solar Star Funding LLC
5.38%, 06/30/2035
(g)
100 102
Southern California Edison Co
4.13%, 03/01/2048 115 116
4.20%, 03/01/2029 250 266
4.88%, 03/01/2049 210 236
Southern Co/The
5.50%, 03/15/2057
(j)
50 51
3 Month USD LIBOR + 3.63%
Southwestern Electric Power Co
3.55%, 02/15/2022 100 102
3.85%, 02/01/2048 100 98
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 259
Tucson Electric Power Co
3.85%, 03/15/2023 100 103
4.85%, 12/01/2048 65 76
Virginia Electric & Power Co
3.80%, 04/01/2028 230 247
4.60%, 12/01/2048 95 109
4.65%, 08/15/2043 65 75
Vistra Energy Corp
7.38%, 11/01/2022 25 26
8.13%, 01/30/2026
(g)
35 38
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
40 41
5.50%, 09/01/2026
(g)
120 127
5.63%, 02/15/2027
(g)
40 42
$ 10,322
Electrical Components & Equipment - 0.03%
Energizer Holdings Inc
5.50%, 06/15/2025
(g)
65 66
6.38%, 07/15/2026
(g)
45 46
$ 112
Electronics - 0.07%
ADT Security Corp/The
6.25%, 10/15/2021 45 47
Sensata Technologies BV
5.00%, 10/01/2025
(g)
155 162
$ 209
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 60 61
Entertainment - 0.33%
Boyne USA Inc
7.25%, 05/01/2025
(g)
195 211
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
195 195
CCM Merger Inc
6.00%, 03/15/2022
(g)
115 118
Eldorado Resorts Inc
6.00%, 04/01/2025 35 37
6.00%, 09/15/2026 185 202
7.00%, 08/01/2023 50 52
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
130 141
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
25 26
6.38%, 02/01/2024
(g)
65 68
Scientific Games International Inc
10.00%, 12/01/2022 13 14
$ 1,064

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
42
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.31%
Republic Services Inc
3.55%, 06/01/2022 $ 100 $ 103
Stericycle Inc
5.38%, 07/15/2024
(g)
110 115
Waste Connections Inc
4.25%, 12/01/2028 300 328
Waste Management Inc
3.20%, 06/15/2026 430 447
$ 993
Food - 0.95%
Albertsons Cos LLC / Safeway Inc / New
Albertsons LP / Albertson's LLC
7.50%, 03/15/2026
(g)
135 144
General Mills Inc
4.55%, 04/17/2038 120 128
Gruma SAB de CV
4.88%, 12/01/2024
(g)
350 371
Ingles Markets Inc
5.75%, 06/15/2023 145 148
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
195 203
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(g)
45 49
Kraft Heinz Foods Co
5.00%, 07/15/2035 135 141
McCormick & Co Inc /MD
3.15%, 08/15/2024 325 332
Nestle Holdings Inc
3.35%, 09/24/2023
(g)
240 250
3.50%, 09/24/2025
(g)
360 382
Post Holdings Inc
5.00%, 08/15/2026
(g)
225 228
5.75%, 03/01/2027
(g)
30 31
TreeHouse Foods Inc
4.88%, 03/15/2022 30 30
Want Want China Finance Ltd
2.88%, 04/27/2022 200 201
Wm Wrigley Jr Co
3.38%, 10/21/2020
(g)
415 421
$ 3,059
Forest Products & Paper - 0.10%
Domtar Corp
6.25%, 09/01/2042 225 239
International Paper Co
4.35%, 08/15/2048 95 93
$ 332
Gas - 0.15%
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 280 293
Southern Co Gas Capital Corp
4.40%, 05/30/2047 165 175
$ 468
Healthcare - Products - 0.70%
Abbott Laboratories
2.90%, 11/30/2021 25 25
3.75%, 11/30/2026 170 184
4.90%, 11/30/2046 540 667
Becton Dickinson and Co
3.36%, 06/06/2024 200 206
3.50%, 06/06/2022 165 166
3 Month USD LIBOR + 1.03%
4.69%, 12/15/2044 141 156
Boston Scientific Corp
4.00%, 03/01/2029 240 260
4.70%, 03/01/2049 190 218
Kinetic Concepts Inc / KCI USA Inc
7.88%, 02/15/2021
(g)
60 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Inc
4.38%, 03/15/2035 $ 245 $ 282
4.63%, 03/15/2045 17 21
$ 2,247
Healthcare - Services - 0.77%
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
180 194
Centene Corp
4.75%, 05/15/2022 255 260
5.38%, 06/01/2026
(g)
110 116
5.63%, 02/15/2021 70 71
6.13%, 02/15/2024 60 63
HCA Healthcare Inc
6.25%, 02/15/2021 240 251
HCA Inc
4.75%, 05/01/2023 245 262
5.50%, 06/15/2047 50 53
5.88%, 03/15/2022 10 11
5.88%, 02/01/2029 290 318
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(g)
55 52
Tenet Healthcare Corp
4.63%, 07/15/2024 95 96
6.00%, 10/01/2020 90 93
UnitedHealth Group Inc
3.88%, 12/15/2028 280 306
WellCare Health Plans Inc
5.25%, 04/01/2025 325 339
$ 2,485
Home Builders - 0.17%
Century Communities Inc
5.88%, 07/15/2025 140 141
6.75%, 06/01/2027
(g)
35 36
KB Home
7.63%, 05/15/2023 55 61
Lennar Corp
4.88%, 12/15/2023 120 126
LGI Homes Inc
6.88%, 07/15/2026
(g)
75 77
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
70 72
TRI Pointe Group Inc
4.88%, 07/01/2021 30 31
$ 544
Home Equity Asset Backed Securities - 0.06%
Saxon Asset Securities Trust 2004-1
3.18%, 03/25/2035 124 69
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
3.17%, 02/25/2035 123 122
1.00 x 1 Month USD LIBOR + 0.77%
$ 191
Insurance - 2.11%
AIA Group Ltd
3.20%, 03/11/2025
(g)
410 419
3.90%, 04/06/2028
(g)
625 663
American International Group Inc
3.90%, 04/01/2026 805 842
4.50%, 07/16/2044 400 423
Arch Capital Finance LLC
4.01%, 12/15/2026 265 284
5.03%, 12/15/2046 340 406
CNO Financial Group Inc
5.25%, 05/30/2029 70 76

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
43
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Corp
3.50%, 11/01/2027 $ 180 $ 180
4.30%, 11/01/2047 95 93
5.00%, 04/05/2046 405 433
5.00%, 05/20/2049 120 130
PartnerRe Finance B LLC
3.70%, 07/02/2029 300 305
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(j)
200 214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(j)
475 493
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(j),(k)
50 52
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
XLIT Ltd
4.45%, 03/31/2025 885 956
5.05%, 12/31/2049
(k)
305 293
3 Month USD LIBOR + 2.46%
5.50%, 03/31/2045 450 531
$ 6,793
Internet - 0.34%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 200 203
Amazon.com Inc
4.05%, 08/22/2047 100 114
Baidu Inc
4.38%, 05/14/2024 200 212
Netflix Inc
5.38%, 02/01/2021 145 150
Symantec Corp
3.95%, 06/15/2022 65 66
Tencent Holdings Ltd
3.98%, 04/11/2029
(g)
200 209
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023 140 143
$ 1,097
Investment Companies - 0.10%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 02/01/2022 165 169
6.25%, 05/15/2026
(g)
80 81
6.38%, 12/15/2025 65 66
$ 316
Iron & Steel - 0.06%
AK Steel Corp
6.38%, 10/15/2025 60 48
7.50%, 07/15/2023 50 51
7.63%, 10/01/2021 50 49
ArcelorMittal
5.50%, 03/01/2021 20 21
Vale Overseas Ltd
6.88%, 11/21/2036 26 31
$ 200
Leisure Products & Services - 0.00%
NCL Corp Ltd
4.75%, 12/15/2021
(g)
10 10
Lodging - 0.15%
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
(g)
165 169
MGM Resorts International
6.00%, 03/15/2023 60 65
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
$ 200 $ 201
5.50%, 03/01/2025
(g)
50 52
$ 487
Machinery - Diversified - 0.09%
Cloud Crane LLC
10.13%, 08/01/2024
(g)
260 279
Media - 2.81%
Altice Financing SA
6.63%, 02/15/2023
(g)
200 205
Altice Luxembourg SA
7.75%, 05/15/2022
(g)
200 203
AMC Networks Inc
4.75%, 12/15/2022 30 30
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 02/15/2023 215 218
5.13%, 05/01/2023
(g)
365 373
5.50%, 05/01/2026
(g)
250 262
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.58%, 07/23/2020 305 308
5.75%, 04/01/2048 155 171
6.48%, 10/23/2045 120 141
Comcast Corp
3.38%, 02/15/2025 335 351
3.95%, 10/15/2025 200 216
4.15%, 10/15/2028 875 964
4.20%, 08/15/2034 160 177
4.60%, 10/15/2038 405 464
4.60%, 08/15/2045 160 182
4.70%, 10/15/2048 110 129
6.45%, 03/15/2037 200 271
CSC Holdings LLC
6.50%, 02/01/2029
(g)
208 227
6.75%, 11/15/2021 40 43
Discovery Communications LLC
4.13%, 05/15/2029 150 156
5.30%, 05/15/2049 50 54
DISH DBS Corp
5.13%, 05/01/2020 70 70
5.88%, 07/15/2022 160 162
5.88%, 11/15/2024 90 85
7.75%, 07/01/2026 20 19
Fox Corp
5.48%, 01/25/2039
(g)
110 130
Grupo Televisa SAB
5.25%, 05/24/2049 200 208
Meredith Corp
6.88%, 02/01/2026 365 387
NBCUniversal Media LLC
4.45%, 01/15/2043 145 160
5.15%, 04/30/2020 505 517
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
35 34
6.88%, 02/15/2023
(g)
40 40
Time Warner Cable LLC
5.88%, 11/15/2040 135 146
6.55%, 05/01/2037 100 116
Viacom Inc
4.25%, 09/01/2023 110 116
4.38%, 03/15/2043 375 367
Virgin Media Finance PLC
6.00%, 10/15/2024
(g)
200 207
Walt Disney Co/The
3.00%, 09/15/2022
(g)
170 174
5.40%, 10/01/2043
(g)
230 300
6.15%, 02/15/2041
(g)
35 49

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
44
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The   (continued)
6.20%, 12/15/2034
(g)
$ 20 $ 27
6.40%, 12/15/2035
(g)
85 116
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
300 301
Ziggo BV
5.50%, 01/15/2027
(g)
150 153
$ 9,029
Metal Fabrication & Hardware - 0.02%
Park-Ohio Industries Inc
6.63%, 04/15/2027 60 60
Mining - 0.50%
First Quantum Minerals Ltd
7.00%, 02/15/2021
(g)
8 8
7.50%, 04/01/2025
(g)
200 190
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(g)
125 129
Hudbay Minerals Inc
7.25%, 01/15/2023
(g)
25 26
7.63%, 01/15/2025
(g)
115 119
IAMGOLD Corp
7.00%, 04/15/2025
(g)
130 135
Newmont Goldcorp Corp
5.13%, 10/01/2019 150 151
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
135 130
Teck Resources Ltd
3.75%, 02/01/2023 60 61
5.40%, 02/01/2043 65 67
6.13%, 10/01/2035 180 205
6.25%, 07/15/2041 270 303
8.50%, 06/01/2024
(g)
75 80
$ 1,604
Miscellaneous Manufacturers - 0.34%
General Electric Co
4.50%, 03/11/2044 45 44
5.55%, 01/05/2026 180 201
6.88%, 01/10/2039 75 94
Ingersoll-Rand Luxembourg Finance SA
3.80%, 03/21/2029 195 205
Parker-Hannifin Corp
2.70%, 06/14/2024 100 101
3.25%, 06/14/2029 275 285
4.00%, 06/14/2049 160 169
$ 1,099
Mortgage Backed Securities - 3.45%
Fannie Mae REMIC Trust 2005-W2
2.60%, 05/25/2035 42 42
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 89 90
3.00%, 04/25/2022
(l)
271 8
3.00%, 04/25/2027
(l)
239 19
3.50%, 11/25/2027
(l)
166 15
3.50%, 07/25/2028
(l)
316 27
3.50%, 03/25/2031
(l)
376 23
3.60%, 10/25/2046
(l)
1,142 252
(1.00) x 1 Month USD LIBOR + 6.00%
3.70%, 02/25/2043
(l)
340 66
(1.00) x 1 Month USD LIBOR + 6.10%
3.70%, 09/25/2046
(l)
305 55
(1.00) x 1 Month USD LIBOR + 6.10%
3.75%, 09/25/2047
(l)
825 170
(1.00) x 1 Month USD LIBOR + 6.15%
4.10%, 03/25/2022
(l)
23 1
(1.00) x 1 Month USD LIBOR + 6.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS
2.84%, 05/15/2049 $ 1,989 $ 1,988
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(l)
65 1
3.00%, 03/15/2026
(l)
212 7
3.00%, 05/15/2027
(l)
218 14
3.00%, 10/15/2027
(l)
103 8
3.50%, 11/15/2020
(l)
142 3
3.50%, 09/15/2026
(l)
550 45
3.61%, 04/15/2046
(l)
2,059 440
(1.00) x 1 Month USD LIBOR + 6.00%
3.61%, 10/15/2046
(l)
2,119 449
(1.00) x 1 Month USD LIBOR + 6.00%
4.00%, 11/15/2038
(l)
488 26
Ginnie Mae
3.12%, 05/20/2042
(l)
1,167 203
(1.00) x 1 Month USD LIBOR + 5.50%
3.71%, 07/16/2042
(l)
2,594 524
(1.00) x 1 Month USD LIBOR + 6.10%
3.71%, 07/16/2043
(l)
731 125
(1.00) x 1 Month USD LIBOR + 6.10%
3.72%, 06/20/2046
(l)
750 143
(1.00) x 1 Month USD LIBOR + 6.10%
3.82%, 09/20/2041
(l)
3,241 465
(1.00) x 1 Month USD LIBOR + 6.20%
3.82%, 11/20/2045
(l)
1,983 370
(1.00) x 1 Month USD LIBOR + 6.20%
3.82%, 08/20/2047
(l)
925 206
(1.00) x 1 Month USD LIBOR + 6.20%
3.82%, 09/20/2047
(l)
3,104 639
(1.00) x 1 Month USD LIBOR + 6.20%
3.86%, 08/16/2045
(l)
2,944 580
(1.00) x 1 Month USD LIBOR + 6.25%
3.87%, 06/20/2044
(l)
5,015 663
(1.00) x 1 Month USD LIBOR + 6.25%
4.26%, 04/16/2042
(l)
1,239 271
(1.00) x 1 Month USD LIBOR + 6.65%
4.37%, 11/20/2045
(l)
2,588 557
(1.00) x 1 Month USD LIBOR + 6.75%
4.47%, 04/20/2041
(l)
1,545 288
(1.10) x 1 Month USD LIBOR + 7.10%
4.50%, 04/16/2044
(l)
288 47
HomeBanc Mortgage Trust 2005-5
2.74%, 01/25/2036 274 276
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.81%, 06/25/2046
(g),(h)
448 450
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(g),(h)
386 392
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(g),(h)
1,070 1,087
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
2.65%, 02/25/2036 84 75
1.00 x 1 Month USD LIBOR + 0.25%
$ 11,110
Office & Business Equipment - 0.02%
Xerox Corp
3.63%, 03/15/2023 60 61
Oil & Gas - 2.43%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
100 91
10.00%, 04/01/2022
(g)
148 157
BP Capital Markets America Inc
3.02%, 01/16/2027 165 169
3.41%, 02/11/2026 205 215
3.94%, 09/21/2028 100 109

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
45
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets America Inc   (continued)
4.23%, 11/06/2028 $ 90 $ 100
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02/01/2025 105 99
Canadian Natural Resources Ltd
3.85%, 06/01/2027 190 197
3.90%, 02/01/2025 145 151
Chesapeake Energy Corp
7.00%, 10/01/2024 15 13
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
90 —
Concho Resources Inc
4.38%, 01/15/2025 185 192
Continental Resources Inc /OK
3.80%, 06/01/2024 770 792
4.38%, 01/15/2028 480 505
4.90%, 06/01/2044
(m)
225 236
Ecopetrol SA
7.38%, 09/18/2043 65 83
EP Energy LLC / Everest Acquisition Finance Inc
7.75%, 05/15/2026
(g)
245 219
Extraction Oil & Gas Inc
7.38%, 05/15/2024
(g)
75 64
Gulfport Energy Corp
6.38%, 05/15/2025 210 162
Marathon Oil Corp
4.40%, 07/15/2027 105 111
6.60%, 10/01/2037 535 661
Marathon Petroleum Corp
4.75%, 09/15/2044 36 37
Nabors Industries Inc
5.00%, 09/15/2020 24 24
5.75%, 02/01/2025 220 195
Newfield Exploration Co
5.38%, 01/01/2026 480 526
Oasis Petroleum Inc
6.25%, 05/01/2026
(g)
40 39
6.88%, 01/15/2023 50 50
Petrobras Global Finance BV
7.38%, 01/17/2027 250 286
Petroleos Mexicanos
4.50%, 01/23/2026 75 69
6.50%, 03/13/2027 210 207
Saudi Arabian Oil Co
3.50%, 04/16/2029
(g)
250 253
4.25%, 04/16/2039
(g)
250 253
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(g)
325 323
SM Energy Co
6.63%, 01/15/2027 45 42
Southwestern Energy Co
7.75%, 10/01/2027 185 177
Suncor Energy Inc
4.00%, 11/15/2047 85 88
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 215 220
5.50%, 02/15/2026 95 99
Total Capital International SA
3.46%, 02/19/2029 225 240
Ultra Resources Inc
6.88%, 04/15/2022
(g)
65 8
Whiting Petroleum Corp
5.75%, 03/15/2021 90 91
6.25%, 04/01/2023 60 60
6.63%, 01/15/2026 75 72
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
XTO Energy Inc
6.75%, 08/01/2037 $ 100 $ 142
$ 7,827
Oil & Gas Services - 0.20%
Archrock Partners LP / Archrock Partners Finance
Corp
6.00%, 10/01/2022 80 81
6.88%, 04/01/2027
(g)
70 73
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
3.34%, 12/15/2027 150 151
4.08%, 12/15/2047 85 82
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 120 127
6.88%, 09/01/2027
(g)
135 142
$ 656
Other Asset Backed Securities - 1.33%
Dell Equipment Finance Trust 2018-1
2.70%, 10/22/2020
(g)
1,371 1,371
1.00 x 1 Month USD LIBOR + 0.30%
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(g)
1,061 1,059
Verizon Owner Trust 2017-3
2.65%, 04/20/2022
(g)
1,850 1,850
1.00 x 1 Month USD LIBOR + 0.27%
$ 4,280
Packaging & Containers - 0.39%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(g)
200 207
BWAY Holding Co
7.25%, 04/15/2025
(g)
260 251
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 43 44
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 110 113
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 132 152
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
135 122
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(g)
195 199
6.10%, 07/15/2021
(g)
40 40
3 Month USD LIBOR + 3.50%
Sealed Air Corp
4.88%, 12/01/2022
(g)
120 126
$ 1,254
Pharmaceuticals - 1.70%
AbbVie Inc
2.90%, 11/06/2022 100 101
3.38%, 11/14/2021 35 36
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
90 99
Bausch Health Cos Inc
6.50%, 03/15/2022
(g)
45 47
Bayer US Finance II LLC
3.88%, 12/15/2023
(g)
200 208
Bristol-Myers Squibb Co
2.60%, 05/16/2022
(g)
180 182
2.90%, 07/26/2024
(g)
175 179
3.40%, 07/26/2029
(g)
370 387
4.13%, 06/15/2039
(g)
240 259
4.25%, 10/26/2049
(g)
470 519

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
46
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Corp
3.75%, 07/15/2023
(g)
$ 545 $ 567
4.13%, 11/15/2025
(g)
350 373
4.38%, 10/15/2028
(g)
200 216
4.90%, 12/15/2048
(g)
150 163
CVS Health Corp
3.70%, 03/09/2023 215 222
4.78%, 03/25/2038 170 177
4.88%, 07/20/2035 190 199
5.00%, 12/01/2024 410 447
5.05%, 03/25/2048 225 240
Eli Lilly & Co
3.88%, 03/15/2039 120 130
4.15%, 03/15/2059 80 88
Pfizer Inc
3.45%, 03/15/2029 170 180
Zoetis Inc
3.90%, 08/20/2028 320 341
4.45%, 08/20/2048 95 105
$ 5,465
Pipelines - 2.21%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(g),(m)
200 210
Andeavor Logistics LP / Tesoro Logistics Finance
Corp
4.25%, 12/01/2027 105 111
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
120 120
DCP Midstream Operating LP
5.35%, 03/15/2020
(g)
450 456
Enbridge Inc
6.00%, 01/15/2077
(j)
165 166
3 Month USD LIBOR + 3.89%
Energy Transfer Operating LP
4.90%, 03/15/2035 100 101
5.15%, 03/15/2045 180 183
5.25%, 04/15/2029 225 251
6.25%, 04/15/2049 335 397
Enterprise Products Operating LLC
3.13%, 07/31/2029
(n)
440 441
4.20%, 01/31/2050
(n)
295 302
5.38%, 02/15/2078
(j)
250 232
3 Month USD LIBOR + 2.57%
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
(g)
200 206
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 300 305
Kinder Morgan Inc /DE
5.63%, 11/15/2023
(g)
215 238
MPLX LP
4.50%, 07/15/2023 290 308
5.50%, 02/15/2049 125 142
NuStar Logistics LP
6.00%, 06/01/2026 120 124
6.75%, 02/01/2021 120 125
ONEOK Partners LP
3.80%, 03/15/2020 390 393
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 150 158
5.00%, 03/15/2027 190 208
5.75%, 05/15/2024 790 879
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
100 104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 $ 35 $ 37
6.50%, 07/15/2027
(g)
166 181
6.88%, 01/15/2029
(g)
26 29
TransCanada PipeLines Ltd
4.63%, 03/01/2034 80 89
Western Midstream Operating LP
5.45%, 04/01/2044 45 42
5.50%, 08/15/2048 90 85
Williams Cos Inc /The
4.30%, 03/04/2024 110 117
5.75%, 06/24/2044 320 373
$ 7,113
Real Estate - 0.07%
Forestar Group Inc
8.00%, 04/15/2024
(g)
220 231
Regional Authority - 0.03%
Provincia de Buenos Aires/Argentina
7.88%, 06/15/2027 150 111
REITs - 1.70%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 1,115 1,147
4.30%, 01/15/2026 100 107
4.60%, 04/01/2022 100 106
4.70%, 07/01/2030 240 271
American Tower Corp
3.80%, 08/15/2029 175 180
Camden Property Trust
3.15%, 07/01/2029 425 432
4.10%, 10/15/2028 460 502
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 510 533
CubeSmart LP
4.80%, 07/15/2022 200 211
Equinix Inc
5.38%, 04/01/2023 115 117
5.88%, 01/15/2026 40 42
Essex Portfolio LP
4.00%, 03/01/2029 180 192
HCP Inc
3.25%, 07/15/2026
(n)
115 116
3.50%, 07/15/2029
(n)
85 85
Hudson Pacific Properties LP
4.65%, 04/01/2029 230 247
Iron Mountain Inc
4.38%, 06/01/2021
(g)
115 116
Mid-America Apartments LP
3.95%, 03/15/2029 230 243
SBA Tower Trust
2.90%, 10/15/2044
(g)
125 125
Welltower Inc
3.63%, 03/15/2024 320 333
4.13%, 03/15/2029 165 175
Weyerhaeuser Co
4.70%, 03/15/2021 200 206
$ 5,486
Retail - 0.28%
Golden Nugget Inc
6.75%, 10/15/2024
(g)
130 134
Home Depot Inc /The
5.88%, 12/16/2036 60 80
IRB Holding Corp
6.75%, 02/15/2026
(g)
75 75
McDonald's Corp
2.75%, 12/09/2020 85 85

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
47
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
2.85%, 07/08/2024 $ 120 $ 124
3.05%, 07/08/2026 370 388
4.05%, 06/29/2048 10 11
$ 897
Semiconductors - 0.44%
KLA-Tencor Corp
4.10%, 03/15/2029 150 158
Lam Research Corp
3.75%, 03/15/2026 205 216
4.00%, 03/15/2029 80 85
4.88%, 03/15/2049 135 149
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(g)
400 421
4.88%, 03/01/2024
(g)
140 150
Xilinx Inc
2.95%, 06/01/2024 225 228
$ 1,407
Software - 0.56%
Epicor Software Corp
9.57%, 06/30/2023
(g)
10 10
3 Month USD LIBOR + 7.25%
Fiserv Inc
3.50%, 07/01/2029 255 262
3.80%, 10/01/2023 200 210
Microsoft Corp
2.40%, 08/08/2026 285 286
3.70%, 08/08/2046 120 130
4.45%, 11/03/2045 110 132
4.50%, 02/06/2057 90 110
Open Text Corp
5.88%, 06/01/2026
(g)
80 85
Oracle Corp
2.95%, 11/15/2024 175 180
2.95%, 05/15/2025 100 103
4.00%, 11/15/2047 35 38
6.13%, 07/08/2039 180 247
$ 1,793
Sovereign - 1.41%
Argentine Republic Government International
Bond
5.63%, 01/26/2022 335 282
CoBank ACB
6.25%, 12/31/2049
(j),(k)
115 123
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
5.00%, 06/15/2045 200 221
Dominican Republic International Bond
6.40%, 06/05/2049
(g),(m)
150 157
Egypt Government International Bond
5.58%, 02/21/2023
(g)
200 203
7.60%, 03/01/2029
(g)
200 211
Honduras Government International Bond
7.50%, 03/15/2024 200 220
Hungary Government International Bond
5.38%, 02/21/2023 44 48
Indonesia Government International Bond
5.38%, 10/17/2023
(g)
300 329
Mexico Government International Bond
4.15%, 03/28/2027 200 210
Nigeria Government International Bond
7.14%, 02/23/2030 200 202
Panama Government International Bond
3.88%, 03/17/2028 200 214
Qatar Government International Bond
3.25%, 06/02/2026 400 411
3.88%, 04/23/2023
(g)
200 210
4.82%, 03/14/2049
(g)
200 229
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(g)
$ 200 $ 217
Saudi Government International Bond
4.00%, 04/17/2025
(g)
600 638
Ukraine Government International Bond
7.38%, 09/25/2032
(g)
200 197
9.75%, 11/01/2028
(g)
200 226
$ 4,548
Student Loan Asset Backed Securities - 0.67%
Navient Private Education Loan Trust 2018-B
2.74%, 12/15/2059
(g)
1,272 1,271
1.00 x 1 Month USD LIBOR + 0.35%
Navient Student Loan Trust 2017-3
2.70%, 07/26/2066
(g)
290 290
1.00 x 1 Month USD LIBOR + 0.30%
Navient Student Loan Trust 2019-1
2.73%, 12/27/2067
(g)
415 415
1.00 x 1 Month USD LIBOR + 0.33%
SMB Private Education Loan Trust 2017-B
2.66%, 06/17/2024
(g)
168 168
1.00 x 1 Month USD LIBOR + 0.27%
$ 2,144
Telecommunications - 2.58%
AT&T Inc
3.88%, 01/15/2026 175 183
4.05%, 12/15/2023 135 143
4.30%, 02/15/2030 810 867
4.35%, 03/01/2029 525 565
4.90%, 08/15/2037 325 350
5.15%, 03/15/2042 50 55
5.38%, 10/15/2041 130 144
5.45%, 03/01/2047 105 121
5.70%, 03/01/2057 190 224
6.38%, 03/01/2041 135 168
Bell Canada Inc
4.30%, 07/29/2049 175 189
British Telecommunications PLC
4.50%, 12/04/2023 200 214
Corning Inc
4.75%, 03/15/2042 100 110
Embarq Corp
8.00%, 06/01/2036 75 73
Frontier Communications Corp
8.50%, 04/01/2026
(g)
170 165
11.00%, 09/15/2025 130 81
GTT Communications Inc
7.88%, 12/31/2024
(g)
90 74
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 150 137
8.00%, 02/15/2024
(g)
90 94
Level 3 Financing Inc
5.13%, 05/01/2023 30 30
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 259
Rogers Communications Inc
4.35%, 05/01/2049 255 276
Sprint Capital Corp
8.75%, 03/15/2032 105 121
Sprint Communications Inc
6.00%, 11/15/2022 75 78
7.00%, 08/15/2020 135 140
Sprint Corp
7.13%, 06/15/2024 70 74
7.63%, 03/01/2026 35 37
7.88%, 09/15/2023 180 195
Telecom Italia Capital SA
6.38%, 11/15/2033 25 26

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telefonica Emisiones SA
5.21%, 03/08/2047 $ 220 $ 243
TELUS Corp
4.30%, 06/15/2049 300 318
T-Mobile USA Inc
0.00%, 01/15/2024
(d),(e),(f)
30 —
0.00%, 04/15/2024
(d),(e),(f)
95 —
0.00%, 04/15/2025
(d),(e),(f)
320 —
0.00%, 01/15/2026
(d),(e),(f)
95 —
4.00%, 04/15/2022 125 128
5.13%, 04/15/2025 320 333
6.50%, 01/15/2024 30 31
6.50%, 01/15/2026 95 103
VEON Holdings BV
3.95%, 06/16/2021
(g)
200 200
Verizon Communications Inc
3.88%, 02/08/2029 270 290
4.50%, 08/10/2033 355 400
5.01%, 08/21/2054 245 293
5.25%, 03/16/2037 260 311
Vodafone Group PLC
4.13%, 05/30/2025 210 223
4.88%, 06/19/2049 215 226
$ 8,292
Transportation - 0.26%
CSX Corp
4.75%, 11/15/2048 85 99
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
121 42
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
290 231
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
75 51
11.25%, 08/15/2022
(g)
45 32
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(g)
85 83
Union Pacific Corp
3.50%, 06/08/2023 220 229
4.38%, 11/15/2065 60 63
$ 830
Trucking & Leasing - 0.25%
Avolon Holdings Funding Ltd
4.38%, 05/01/2026
(g)
55 57
5.13%, 10/01/2023
(g)
35 37
5.25%, 05/15/2024
(g)
70 75
5.50%, 01/15/2023
(g)
355 378
DAE Funding LLC
4.50%, 08/01/2022
(g)
95 96
5.25%, 11/15/2021
(g)
25 26
5.75%, 11/15/2023
(g)
100 105
Park Aerospace Holdings Ltd
5.50%, 02/15/2024
(g)
35 38
$ 812
TOTAL BONDS $ 181,122
SENIOR FLOATING RATE INTERESTS
- 0.72%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.02%
Navistar Inc
5.91%, 11/06/2024
(o)
$ 70 $ 69
US LIBOR + 3.50%
Commercial Services - 0.02%
Garda World Security Corp
6.03%, 05/24/2024
(o)
34 33
US LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Refinitiv US Holdings Inc
6.15%, 09/18/2025
(o)
$ 35 $ 34
US LIBOR + 3.75%
$ 67
Computers - 0.02%
McAfee LLC
10.90%, 09/29/2025
(o)
55 56
US LIBOR + 8.50%
Diversified Financial Services - 0.09%
Russell Investments US Institutional Holdco Inc
5.65%, 06/01/2023
(o)
283 279
US LIBOR + 3.25%
Electrical Components & Equipment - 0.04%
Energizer Holdings Inc
4.75%, 12/17/2025
(o)
140 139
US LIBOR + 2.25%
Entertainment - 0.04%
CCM Merger Inc
4.65%, 08/06/2021
(o)
48 48
US LIBOR + 2.25%
Eldorado Resorts Inc
4.69%, 04/17/2024
(o)
45 45
US LIBOR + 2.25%
Lions Gate Capital Holdings LLC
4.65%, 03/24/2025
(o)
53 53
US LIBOR + 2.25%
$ 146
Food - 0.04%
Post Holdings Inc
4.40%, 05/24/2024
(o)
118 117
US LIBOR + 2.00%
Healthcare - Services - 0.05%
MPH Acquisition Holdings LLC
5.08%, 06/07/2023
(o)
156 149
US LIBOR + 3.00%
Insurance - 0.03%
Genworth Holdings Inc
6.99%, 03/07/2023
(o)
99 100
US LIBOR + 4.50%
Lodging - 0.02%
Golden Nugget LLC
5.15%, 10/04/2023
(o)
79 78
US LIBOR + 2.75%
Oil & Gas - 0.06%
California Resources Corp
7.15%, 12/31/2022
(o)
105 100
US LIBOR + 4.75%
12.78%, 12/31/2021
(o)
100 102
US LIBOR + 10.37%
$ 202
Pharmaceuticals - 0.17%
Bausch Health Americas Inc
5.16%, 11/14/2025
(o)
164 163
US LIBOR + 2.75%
5.41%, 05/19/2025
(o)
250 250
US LIBOR + 3.00%
Endo International PLC
6.75%, 04/29/2024
(o)
134 126
US LIBOR + 4.25%
$ 539
Retail - 0.04%
Academy Ltd
6.44%, 07/01/2022
(o)
104 74
US LIBOR + 4.00%

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
49
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp
5.64%, 01/17/2025
(o)
$ 45 $ 44
US LIBOR + 3.25%
$ 118
Telecommunications - 0.08%
Avaya Inc
6.65%, 12/16/2024
(o)
143 137
US LIBOR + 4.25%
Maxar Technologies Ltd
5.16%, 10/05/2024
(o)
143 128
US LIBOR + 2.75%
$ 265
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,324
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.25%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.79%
3.00%, 10/01/2042 $ 54 $ 55
3.00%, 11/01/2042 293 299
3.00%, 11/01/2042 54 55
3.00%, 03/01/2043 1,297 1,326
3.00%, 12/01/2046 131 133
3.00%, 01/01/2047 2,405 2,456
3.50%, 10/01/2041 52 54
3.50%, 04/01/2042 65 67
3.50%, 04/01/2042 129 134
3.50%, 04/01/2045 60 62
3.50%, 10/01/2045 953 994
3.50%, 03/01/2048 136 141
4.00%, 02/01/2045 33 34
4.00%, 02/01/2046 471 493
4.00%, 02/01/2046 64 67
4.00%, 06/01/2046 70 73
4.00%, 04/01/2047 415 437
4.00%, 05/01/2047 1,270 1,328
4.00%, 11/01/2047 671 702
4.00%, 08/01/2048 948 998
4.00%, 01/01/2049 490 511
4.50%, 07/01/2024 16 16
4.50%, 07/01/2039 71 76
4.50%, 10/01/2041 39 42
4.50%, 12/01/2043 968 1,036
4.50%, 03/01/2046 305 331
4.50%, 05/01/2048 1,387 1,459
4.50%, 01/01/2049 484 508
4.75%, 02/01/2037 20 20
1.00 x 12 Month USD LIBOR + 1.63%
5.00%, 06/01/2031 105 111
5.00%, 10/01/2035 36 40
5.00%, 06/01/2041 1,033 1,123
5.02%, 02/01/2034 2 2
1.00 x 12 Month USD LIBOR + 1.99%
6.00%, 06/01/2032 23 26
6.00%, 10/01/2032 13 14
6.00%, 01/01/2038 61 70
6.50%, 03/01/2029 3 4
6.50%, 05/01/2029 5 5
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 4 5
6.50%, 05/01/2032 4 5
6.50%, 04/01/2035 8 9
7.00%, 12/01/2029 13 15
7.00%, 06/01/2030 4 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 2 2
7.00%, 12/01/2031 30 31
7.50%, 04/01/2030 1 2
7.50%, 03/01/2031 8 9
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.00%, 09/01/2030 $ 32 $ 34
$ 15,421
Federal National Mortgage Association (FNMA) - 0.00%
4.33%, 07/01/2034 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.21%
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.42%
3.00%, 10/01/2030 1,433 1,465
3.00%, 03/01/2034 321 327
3.00%, 07/01/2034
(p)
4,000 4,079
3.00%, 03/01/2042 99 101
3.00%, 03/01/2042 90 91
3.00%, 05/01/2042 50 51
3.00%, 06/01/2042 45 46
3.00%, 06/01/2042 92 94
3.00%, 11/01/2042 854 872
3.00%, 05/01/2043 184 187
3.00%, 07/01/2049
(p)
3,900 3,933
3.50%, 04/01/2030 364 379
3.50%, 07/01/2034
(p)
1,500 1,548
3.50%, 08/01/2034 375 389
3.50%, 12/01/2040 71 73
3.50%, 01/01/2041 41 42
3.50%, 12/01/2041 24 25
3.50%, 03/01/2042 40 41
3.50%, 04/01/2042 79 82
3.50%, 11/01/2042 937 976
3.50%, 02/01/2043 50 52
3.50%, 07/01/2043 286 298
3.50%, 07/01/2043 863 900
3.50%, 09/01/2044 2,037 2,121
3.50%, 11/01/2044 1,796 1,864
3.50%, 03/01/2045 61 64
3.50%, 06/01/2045 115 119
3.50%, 11/01/2045 2,820 2,944
3.50%, 11/01/2045 80 83
3.50%, 05/01/2046 71 73
3.50%, 08/01/2047 1,719 1,797
3.50%, 10/01/2047 1,740 1,808
3.50%, 11/01/2047 770 799
3.50%, 01/01/2048 545 566
3.50%, 03/01/2048 1,141 1,183
3.50%, 04/01/2048 685 712
3.50%, 04/01/2048 1,534 1,591
4.00%, 10/01/2019 1 1
4.00%, 08/01/2020 26 27
4.00%, 03/01/2034 407 432
4.00%, 09/01/2040 97 102
4.00%, 11/01/2040 1,393 1,469
4.00%, 05/01/2041 207 218
4.00%, 10/01/2041 34 36
4.00%, 10/01/2041 50 52
4.00%, 11/01/2041 53 55
4.00%, 04/01/2042 31 33
4.00%, 09/01/2043 615 648
4.00%, 11/01/2043 116 123
4.00%, 11/01/2043 43 45
4.00%, 02/01/2044 138 146
4.00%, 06/01/2044 290 305
4.00%, 09/01/2044 40 42
4.00%, 09/01/2045 128 133
4.00%, 12/01/2045 750 785
4.00%, 08/01/2046 100 105
4.00%, 01/01/2047 74 77
4.00%, 04/01/2047 405 426
4.00%, 05/01/2047 865 902
4.00%, 06/01/2047 840 883

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
50
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 09/01/2047 $ 868 $ 904
4.00%, 10/01/2047 431 449
4.00%, 11/01/2047 2,077 2,188
4.00%, 04/01/2048 1,369 1,442
4.00%, 10/01/2048 481 508
4.50%, 07/01/2025 44 47
4.50%, 08/01/2040 59 63
4.50%, 11/01/2040 862 926
4.50%, 12/01/2040 37 39
4.50%, 07/01/2041
(p)
1,000 1,045
4.50%, 08/01/2041 39 42
4.50%, 09/01/2041 257 277
4.50%, 05/01/2044 51 55
4.50%, 12/01/2044 125 133
4.50%, 06/01/2046 53 56
4.50%, 05/01/2047 36 37
4.50%, 05/01/2047 151 160
4.50%, 02/01/2049 240 254
5.00%, 10/01/2041 184 198
5.00%, 06/01/2048 458 498
5.50%, 10/01/2019 1 1
5.50%, 10/01/2019 1 1
5.50%, 12/01/2022 12 12
5.50%, 07/01/2033 251 278
5.50%, 04/01/2035 24 25
5.50%, 08/01/2036 477 530
5.50%, 02/01/2037 4 5
5.50%, 05/01/2040 42 45
6.00%, 05/01/2031 2 3
6.00%, 07/01/2035 146 165
6.00%, 02/01/2037 81 89
6.00%, 02/01/2038 53 60
6.50%, 03/01/2032 4 4
6.50%, 07/01/2037 21 24
6.50%, 07/01/2037 32 38
6.50%, 02/01/2038 38 44
6.50%, 03/01/2038 11 12
6.50%, 09/01/2038 124 146
$ 49,623
Government National Mortgage Association (GNMA) - 6.42%
3.00%, 02/15/2043 368 377
3.00%, 07/20/2044 565 578
3.00%, 01/20/2046 429 440
3.00%, 07/20/2046 695 712
3.00%, 12/20/2046 1,900 1,945
3.50%, 04/20/2046 211 218
3.50%, 10/20/2046 316 326
3.50%, 07/20/2047 1,272 1,313
3.50%, 07/01/2049 5,050 5,217
3.75%, 07/20/2043 96 98
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
4.00%, 02/15/2042 138 147
4.00%, 06/20/2046 80 83
4.00%, 09/20/2047 1,877 1,957
4.00%, 01/20/2048 2,400 2,521
4.50%, 09/15/2039 580 628
4.50%, 11/15/2040 114 123
4.50%, 06/20/2048 43 45
4.50%, 07/01/2049 1,635 1,704
5.00%, 02/15/2034 229 248
5.00%, 10/15/2034 82 89
5.00%, 10/20/2039 44 49
5.00%, 07/20/2040 23 24
5.00%, 02/15/2042 93 103
5.50%, 12/20/2033 113 123
5.50%, 05/20/2035 12 14
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 12/20/2048 $ 971 $ 1,024
6.00%, 01/20/2029 21 23
6.00%, 07/20/2029 3 4
6.00%, 12/15/2033 28 32
6.00%, 12/20/2036 59 67
6.50%, 03/20/2028 3 4
6.50%, 05/20/2029 3 4
6.50%, 12/15/2032 340 378
7.00%, 03/15/2031 6 6
7.50%, 05/15/2029 15 15
8.00%, 12/15/2030 6 7
$ 20,646
U.S. Treasury - 14.62%
1.25%, 10/31/2021 1,555 1,538
1.25%, 07/31/2023 1,405 1,378
1.50%, 08/15/2026 1,420 1,384
1.63%, 11/15/2022 75 75
1.63%, 10/31/2023 370 368
1.75%, 04/30/2022 3,385 3,388
1.75%, 05/15/2022 150 150
1.88%, 11/30/2021 2,550 2,558
2.00%, 05/31/2021 720 723
2.00%, 11/15/2021 75 76
2.00%, 10/31/2022 4,500 4,539
2.00%, 11/15/2026 75 76
2.13%, 11/30/2023
(q)
1,140 1,158
2.25%, 08/15/2046 1,090 1,030
2.50%, 05/15/2024 7,575 7,835
2.63%, 07/31/2020 3,000 3,022
2.63%, 11/15/2020 150 152
2.75%, 02/15/2024 75 78
2.75%, 08/15/2042 210 220
2.75%, 11/15/2047 75 78
2.88%, 05/15/2043 75 80
2.88%, 08/15/2045 620 663
2.88%, 11/15/2046 75 80
3.00%, 11/15/2044 1,525 1,666
3.00%, 05/15/2045 2,640 2,887
3.00%, 11/15/2045 2,000 2,189
3.13%, 05/15/2021 75 77
3.13%, 08/15/2044 75 84
3.13%, 05/15/2048 3,500 3,927
3.38%, 05/15/2044 75 87
3.38%, 11/15/2048 75 88
3.50%, 02/15/2039 75 89
3.63%, 02/15/2044 75 91
3.75%, 08/15/2041 75 92
3.75%, 11/15/2043 1,650 2,031
4.75%, 02/15/2037 2,260 3,095
$ 47,052
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 132,743
Total Investments $ 340,6 39
Other Assets and Liabilities -  (5.85)% (18,81 7 )
TOTAL NET ASSETS - 100.00% $ 321,822
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $758 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.

Schedule of Investments
Core Plus Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
51
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $8 or 0.00% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,580 or 13.85% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
( i ) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Security is an Interest Only Strip.
(m) Security or a portion of the security was on loan at the end of the period.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $260 or 0.08% of net assets.
Portfolio Summary (unaudited)
Sector Percent
Mortgage Securities 35.14%
Government 16.06%
Financial 11.90%
Consumer, Non-cyclical 6.58%
Communications 5.81%
Asset Backed Securities 5.45%
Energy 4.91%
Money Market Funds 4.61%
Utilities 3.36%
Industrial 3.20%
Investment Companies 2.98%
Consumer, Cyclical 2.55%
Technology 2.01%
Basic Materials 1.29%
Other Assets and Liabilities
(5.85)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 3,894 $ 75,123 $ 64,958 $ 14,059
$ 3,894 $ 75,123 $ 64,958 $ 14,059
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 148 $ — $ — $ —
$ 148 $ — $ — $ —
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2019 Short 2 $ 256 $ (5)
US 2 Year Note; September 2019 Short 14 3,013 (23)
US 5 Year Note; September 2019 Short 41 4,844 (63)
US Long Bond; September 2019 Long 18 2,801 128
US Ultra Bond; September 2019 Long 9 1,598 66
Total $ 103
Amounts in thousands except contracts.

Schedule of Investments
Diversified International Account
June 30, 2019 (unaudited)
See accompanying notes.
52
COMMON STOCKS - 98.78% Shares Held Value (000's)
Aerospace & Defense - 1.30%
CAE Inc 42,500 $ 1,143
Safran SA 7,268 1,063
Thales SA 9,402 1,161
$ 3,367
Agriculture - 0.44%
Swedish Match AB 27,131 1,147
Apparel - 2.71%
Adidas AG 6,558 2,029
Fila Korea Ltd 15,565 1,033
LVMH Moet Hennessy Louis Vuitton SE 7,720 3,282
Moncler SpA 16,233 696
$ 7,040
Automobile Manufacturers - 3.31%
Ferrari NV 11,647 1,888
Isuzu Motors Ltd 66,000 754
Kia Motors Corp 43,826 1,672
Maruti Suzuki India Ltd 12,609 1,194
Toyota Motor Corp 49,500 3,072
$ 8,580
Banks - 10.89%
Banco Comercial Portugues SA 1,809,850 560
Banco do Brasil SA 77,400 1,084
Bangkok Bank PCL 102,100 663
Bank Leumi Le-Israel BM 208,597 1,508
BNP Paribas SA 1,294 61
Credicorp Ltd 7,623 1,745
DBS Group Holdings Ltd 89,900 1,727
DNB ASA 91,716 1,709
Erste Group Bank AG
(a)
43,666 1,619
HDFC Bank Ltd ADR 7,681 999
ING Groep NV 186,369 2,159
Krung Thai Bank PCL 1,682,600 1,070
Lloyds Banking Group PLC 3,040,532 2,184
Macquarie Group Ltd 27,670 2,441
Mediobanca Banca di Credito Finanziario SpA 131,688 1,358
OTP Bank Nyrt 14,852 591
Skandinaviska Enskilda Banken AB 111,364 1,031
Swedbank AB 117,522 1,769
Toronto-Dominion Bank/The 51,300 2,998
United Overseas Bank Ltd 50,100 968
$ 28,244
Beverages - 2.44%
Carlsberg A/S 8,238 1,093
Coca-Cola Bottlers Japan Holdings Inc
(b)
21,700 550
Coca-Cola HBC AG
(a)
16,963 641
Diageo PLC 42,069 1,811
Jiangsu Yanghe Brewery Joint-Stock Co Ltd 81,299 1,443
Thai Beverage PCL 1,273,100 781
$ 6,319
Biotechnology - 0.90%
CSL Ltd 15,363 2,326
Building Materials - 0.28%
Anhui Conch Cement Co Ltd 117,998 714
Chemicals - 1.55%
Koninklijke DSM NV 13,457 1,660
Nitto Denko Corp 22,300 1,104
Nutrien Ltd 23,400 1,252
$ 4,016
Commercial Services - 0.34%
Brambles Ltd 98,568 893
Computers - 1.76%
Capgemini SE 7,445 926
CyberArk Software Ltd
(a)
3,735 477
Logitech International SA 50,121 2,003
Obic Co Ltd 10,100 1,148
$ 4,554
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 3.24%
Ferguson PLC 28,016 $ 1,994
ITOCHU Corp 129,800 2,487
Mitsubishi Corp 95,400 2,521
Sumitomo Corp 92,800 1,409
$ 8,411
Diversified Financial Services - 1.84%
Housing Development Finance Corp Ltd 47,726 1,516
ORIX Corp 129,300 1,932
Shinhan Financial Group Co Ltd 27,048 1,052
Tisco Financial Group PCL 85,700 261
$ 4,761
Electric - 2.46%
Chubu Electric Power Co Inc 71,400 1,003
Enel SpA 294,873 2,057
Iberdrola SA 277,400 2,762
Korea Electric Power Corp 25,579 566
$ 6,388
Electrical Components & Equipment - 0.39%
Delta Electronics Inc 200,000 1,016
Electronics - 1.25%
Halma PLC 39,095 1,004
Hoya Corp 29,096 2,236
$ 3,240
Energy - Alternate Sources - 0.59%
Vestas Wind Systems A/S 17,505 1,517
Engineering & Construction - 2.11%
ACS Actividades de Construccion y Servicios SA 46,607 1,865
ACS Actividades de Construccion y Servicios
SA - Rights
(a)
46,607 73
Larsen & Toubro Ltd 51,912 1,168
Vinci SA 23,240 2,373
$ 5,479
Food - 5.34%
MEIJI Holdings Co Ltd 14,700 1,051
Nestle India Ltd 3,509 606
Nestle SA 61,438 6,360
Seven & i Holdings Co Ltd 41,200 1,396
Tesco PLC 630,135 1,816
Uni-President Enterprises Corp 704,000 1,875
X5 Retail Group NV 22,226 761
$ 13,865
Food Service - 0.69%
Compass Group PLC 75,164 1,802
Forest Products & Paper - 0.89%
Mondi PLC 74,714 1,700
Suzano SA 70,900 606
$ 2,306
Hand & Machine Tools - 0.33%
Techtronic Industries Co Ltd 110,500 847
Healthcare - Products - 0.91%
Carl Zeiss Meditec AG 10,194 1,005
Sonova Holding AG 2,538 578
Straumann Holding AG 872 771
$ 2,354
Healthcare - Services - 1.36%
ICON PLC
(a)
11,587 1,784
Lonza Group AG
(a)
5,190 1,752
$ 3,536
Home Builders - 0.73%
Persimmon PLC 39,635 1,007
Taylor Wimpey PLC 445,583 894
$ 1,901
Home Furnishings - 1.13%
Howden Joinery Group PLC 140,758 906
Sony Corp 38,700 2,034
$ 2,940

Schedule of Investments
Diversified International Account
June 30, 2019 (unaudited)
See accompanying notes.
53
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7.18%
ASR Nederland NV 34,808 $ 1,414
BB Seguridade Participacoes SA 166,331 1,410
Fairfax Financial Holdings Ltd 2,800 1,375
Hannover Rueck SE 9,124 1,475
Legal & General Group PLC 726,859 2,490
NN Group NV 50,281 2,021
Prudential PLC 117,055 2,556
Sompo Holdings Inc 31,900 1,234
Swiss Life Holding AG 5,276 2,616
Tokio Marine Holdings Inc 40,700 2,042
$ 18,633
Internet - 2.71%
Alibaba Group Holding Ltd ADR
(a)
19,888 3,370
Tencent Holdings Ltd 80,793 3,655
$ 7,025
Investment Companies - 0.74%
EXOR NV 9,174 643
Investor AB 26,742 1,286
$ 1,929
Lodging - 0.20%
Huazhu Group Ltd ADR 14,154 513
Machinery - Diversified - 1.16%
Amada Holdings Co Ltd 83,800 947
Keyence Corp 2,000 1,233
Valmet OYJ 33,058 825
$ 3,005
Mining - 1.89%
Anglo American PLC 56,046 1,601
MMC Norilsk Nickel PJSC ADR 6,162 139
Rio Tinto Ltd 43,274 3,169
$ 4,909
Office & Business Equipment - 0.33%
Konica Minolta Inc 87,500 853
Oil & Gas - 5.68%
BP PLC 530,798 3,698
Husky Energy Inc 67,300 638
LUKOIL PJSC ADR 17,056 1,442
Neste Oyj 71,708 2,438
Parkland Fuel Corp 12,000 381
PTT PCL 1,124,000 1,790
Reliance Industries Ltd
(a)
153,981 2,794
Suncor Energy Inc 49,900 1,556
$ 14,737
Pharmaceuticals - 4.77%
Merck KGaA 12,116 1,266
Novartis AG 42,338 3,865
Novo Nordisk A/S 42,943 2,193
Roche Holding AG 17,950 5,047
$ 12,371
Pipelines - 0.73%
TC Energy Corp 38,300 1,899
Private Equity - 2.88%
3i Group PLC 217,024 3,071
Brookfield Asset Management Inc 77,913 3,727
Intermediate Capital Group PLC 38,601 677
$ 7,475
Real Estate - 2.11%
CK Asset Holdings Ltd 213,500 1,673
LEG Immobilien AG 8,680 979
Vonovia SE 24,305 1,161
Wharf Real Estate Investment Co Ltd 235,000 1,656
$ 5,469
REITs - 0.44%
Dexus 125,538 1,145
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4.02%
Alimentation Couche-Tard Inc 52,223 $ 3,286
ANTA Sports Products Ltd 244,000 1,683
Atacadao SA 104,300 598
Grafton Group PLC 66,586 681
Li Ning Co Ltd 462,500 1,094
Pan Pacific International Holdings Corp 16,900 1,075
Wal-Mart de Mexico SAB de CV 733,222 2,001
$ 10,418
Semiconductors - 3.30%
Samsung Electronics Co Ltd 101,312 4,125
Taiwan Semiconductor Manufacturing Co Ltd 581,140 4,445
$ 8,570
Software - 2.96%
Amadeus IT Group SA 24,722 1,959
Capcom Co Ltd 37,800 761
Dassault Systemes SE 8,856 1,413
Nemetschek SE 9,246 557
SimCorp A/S 6,915 669
Tech Mahindra Ltd 107,700 1,103
Ubisoft Entertainment SA
(a)
15,665 1,225
$ 7,687
Telecommunications - 6.06%
China Mobile Ltd 209,500 1,907
Deutsche Telekom AG 93,801 1,625
Nice Ltd ADR
(a)
9,812 1,344
Nippon Telegraph & Telephone Corp 40,800 1,901
Orange SA 75,038 1,184
SK Telecom Co Ltd 5,701 1,279
SoftBank Group Corp 57,600 2,774
Telefonaktiebolaget LM Ericsson 261,927 2,486
Telenor ASA 57,635 1,225
$ 15,725
Toys, Games & Hobbies - 0.52%
Nintendo Co Ltd 3,700 1,358
Transportation - 1.92%
Canadian National Railway Co 36,928 3,418
East Japan Railway Co 16,600 1,554
$ 4,972
TOTAL COMMON STOCKS $ 256,256
INVESTMENT COMPANIES - 0.65% Shares Held Value (000's)
Money Market Funds - 0.65%
BlackRock Liquidity FedFund 2.26%
(c),(d)
392,070 392
Principal Government Money Market Fund
2.23%
(c),(e)
1,286,279 1,286
$ 1,678
TOTAL INVESTMENT COMPANIES $ 1,678
PREFERRED STOCKS - 0.45% Shares Held Value (000's)
Investment Companies - 0.45%
Itausa - Investimentos Itau SA 0.08% 350,246 $ 1,179
TOTAL PREFERRED STOCKS $ 1,179
Total Investments $ 259,113
Other Assets and Liabilities -  0.12% 302
TOTAL NET ASSETS - 100.00% $ 259,415
(a) Non-income producing security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $392 or
0.15% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Schedule of Investments
Diversified International Account
June 30, 2019 (unaudited)
See accompanying notes.
54
Portfolio Summary (unaudited)
Country Percent
Japan 14.82%
United Kingdom 12.47%
Switzerland 9.11%
Canada 8.37%
France 4.88%
China 4.82%
Germany 3.90%
Korea, Republic Of 3.76%
India 3.62%
Netherlands 3.04%
Sweden 2.97%
Taiwan, Province Of China 2.82%
Australia 2.62%
Spain 2.57%
Hong Kong 2.34%
Italy 2.31%
Denmark 2.11%
Brazil 1.87%
Thailand 1.76%
Israel 1.29%
Finland 1.26%
Norway 1.13%
Singapore 1.04%
Ireland 0.95%
Russian Federation 0.89%
Mexico 0.77%
Peru 0.67%
United States 0.65%
Austria 0.62%
Hungary 0.23%
Portugal 0.22%
Other Assets and Liabilities
0.12%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 1,664 $ 25,397 $ 25,775 $ 1,286
$ 1,664 $ 25,397 $ 25,775 $ 1,286
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 23 $ — $ — $ —
$ 23 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Equity Income Account
June 30, 2019 (unaudited)
See accompanying notes.
55
COMMON STOCKS - 98.04% Shares Held Value (000's)
Aerospace & Defense - 0.40%
Boeing Co/The 8,107 $ 2,951
Airlines - 1.52%
Delta Air Lines Inc 196,327 11,142
Apparel - 0.84%
VF Corp 70,809 6,185
Automobile Manufacturers - 1.55%
PACCAR Inc 158,217 11,338
Automobile Parts & Equipment - 1.73%
Magna International Inc 254,270 12,637
Banks - 10.20%
Bank of Nova Scotia/The 202,020 10,980
First Republic Bank/CA 7,703 752
JPMorgan Chase & Co 183,007 20,460
PNC Financial Services Group Inc /The 133,267 18,295
SunTrust Banks Inc 153,557 9,651
US Bancorp 278,326 14,584
$ 74,722
Beverages - 1.06%
Coca-Cola Co/The 152,677 7,774
Biotechnology - 0.11%
Corteva Inc 26,923 796
Chemicals - 3.43%
Air Products & Chemicals Inc 36,156 8,185
Albemarle Corp 60,274 4,244
DuPont de Nemours Inc 98,151 7,368
PPG Industries Inc 45,749 5,339
$ 25,136
Computers - 3.31%
Accenture PLC - Class A 32,456 5,997
Apple Inc 92,191 18,246
$ 24,243
Diversified Financial Services - 4.43%
BlackRock Inc 31,833 14,939
Discover Financial Services 226,148 17,547
$ 32,486
Electric - 6.38%
Eversource Energy 112,081 8,491
NextEra Energy Inc 42,494 8,705
Sempra Energy 81,835 11,248
WEC Energy Group Inc 107,512 8,963
Xcel Energy Inc 156,795 9,328
$ 46,735
Electronics - 0.90%
Honeywell International Inc 37,763 6,593
Food - 2.47%
Hormel Foods Corp 218,723 8,867
Tyson Foods Inc 114,022 9,206
$ 18,073
Healthcare - Products - 5.51%
Abbott Laboratories 170,857 14,369
Becton Dickinson and Co 43,955 11,077
Medtronic PLC 153,307 14,931
$ 40,377
Healthcare - Services - 1.68%
HCA Healthcare Inc 90,997 12,300
Insurance - 6.69%
Allstate Corp/The 103,143 10,489
Chubb Ltd 100,143 14,750
Fidelity National Financial Inc 334,242 13,470
Swiss Re AG ADR 408,245 10,341
$ 49,050
Machinery - Diversified - 1.20%
Deere & Co 52,907 8,767
Media - 1.69%
Walt Disney Co/The 88,471 12,354
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 2.07%
3M Co 32,581 $ 5,647
Parker-Hannifin Corp 55,948 9,512
$ 15,159
Oil & Gas - 7.61%
Chevron Corp 79,861 9,938
Cimarex Energy Co 108,593 6,443
EOG Resources Inc 75,395 7,024
Exxon Mobil Corp 57,890 4,436
Marathon Petroleum Corp 234,078 13,080
Occidental Petroleum Corp 36,407 1,830
Royal Dutch Shell PLC - B shares ADR 197,808 13,004
$ 55,755
Pharmaceuticals - 7.62%
Merck & Co Inc 198,976 16,684
Novartis AG ADR 121,102 11,058
Pfizer Inc 302,843 13,119
Roche Holding AG ADR 426,379 14,966
$ 55,827
Pipelines - 1.89%
Enterprise Products Partners LP 480,394 13,869
Private Equity - 2.30%
KKR & Co Inc 667,304 16,863
REITs - 3.86%
Alexandria Real Estate Equities Inc 45,384 6,403
Digital Realty Trust Inc 105,354 12,410
Simon Property Group Inc 59,379 9,486
$ 28,299
Retail - 3.35%
Costco Wholesale Corp 51,574 13,629
Starbucks Corp 130,381 10,930
$ 24,559
Semiconductors - 3.79%
Applied Materials Inc 200,771 9,017
Microchip Technology Inc 125,709 10,899
Taiwan Semiconductor Manufacturing Co Ltd
ADR
199,823 7,827
$ 27,743
Software - 3.36%
Fidelity National Information Services Inc 65,005 7,975
Microsoft Corp 72,377 9,695
SAP SE ADR 50,745 6,942
$ 24,612
Telecommunications - 3.46%
BCE Inc 270,350 12,296
Verizon Communications Inc 228,200 13,037
$ 25,333
Toys, Games & Hobbies - 2.37%
Hasbro Inc 164,171 17,350
Transportation - 1.26%
Union Pacific Corp 54,689 9,249
TOTAL COMMON STOCKS $ 718,277
INVESTMENT COMPANIES - 1.63% Shares Held Value (000's)
Money Market Funds - 1.63%
Principal Government Money Market Fund
2.23%
(a),(b)
11,977,164 11,977
TOTAL INVESTMENT COMPANIES $ 11,977
Total Investments $ 730,254
Other Assets and Liabilities -  0.33% 2,451
TOTAL NET ASSETS - 100.00% $ 732,705
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.

Schedule of Investments
Equity Income Account
June 30, 2019 (unaudited)
See accompanying notes.
56
Portfolio Summary (unaudited)
Sector Percent
Financial 27.48%
Consumer, Non-cyclical 18.45%
Consumer, Cyclical 11.36%
Technology 10.46%
Energy 9.50%
Utilities 6.38%
Industrial 5.83%
Communications 5.15%
Basic Materials 3.43%
Money Market Funds 1.63%
Other Assets and Liabilities
0.33%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 8,817 $ 38,135 $ 34,975 $ 11,977
$ 8,817 $ 38,135 $ 34,975 $ 11,977
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 107 $ — $ — $ —
$ 107 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Government & High Quality Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
57
INVESTMENT COMPANIES - 2.74% Shares Held Value (000's)
Money Market Funds - 2.74%
Principal Government Money Market Fund
2.23%
(a),(b)
6,171,733 $ 6,172
TOTAL INVESTMENT COMPANIES $ 6,172
BONDS - 28.26%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 12.95%
CD 2017-CD3 Mortgage Trust
3.98%, 02/10/2050
(c)
$ 1,000 $ 1,056
COMM 2014-CCRE19 Mortgage Trust
4.90%, 08/10/2047
(c)
600 634
COMM 2014-UBS5 Mortgage Trust
4.76%, 09/10/2047
(c)
1,000 1,034
Freddie Mac Multifamily Structured Pass
Through Certificates
2.65%, 08/25/2026 850 868
3.19%, 09/25/2027
(c)
1,330 1,403
3.29%, 11/25/2027 1,100 1,169
3.44%, 12/25/2027 1,500 1,612
3.60%, 01/25/2028 1,330 1,443
3.65%, 02/25/2028
(c)
700 762
3.90%, 04/25/2028 1,120 1,244
4.05%, 09/25/2028
(c)
1,000 1,123
Ginnie Mae
0.52%, 06/16/2060
(c),(d)
7,424 417
0.56%, 10/16/2054
(c),(d)
10,349 302
0.57%, 12/16/2059
(c),(d)
7,778 433
0.59%, 04/16/2047
(c),(d)
10,003 377
0.59%, 02/16/2060
(c),(d)
11,305 674
0.59%, 03/16/2060
(c),(d)
4,687 275
0.61%, 11/16/2045
(c),(d)
15,534 545
0.70%, 11/16/2052
(c),(d)
13,407 531
0.79%, 09/16/2053
(c),(d)
9,631 396
0.84%, 02/16/2053
(c),(d)
11,082 606
0.84%, 02/16/2055
(c),(d)
21,824 695
0.92%, 03/16/2052
(c),(d)
10,836 636
0.98%, 02/16/2046
(c),(d)
11,650 567
2.60%, 05/16/2059 680 672
2.60%, 03/16/2060 1,157 1,145
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047
(c)
300 314
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.55%, 08/15/2046
(c),(e)
2,000 2,103
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
5.13%, 12/15/2046
(c)
1,800 1,953
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.90%, 06/15/2051
(c)
500 550
WFRBS Commercial Mortgage Trust 2014-C23
4.53%, 10/15/2057
(c)
1,000 1,067
WFRBS Commercial Mortgage Trust 2014-LC14
4.34%, 03/15/2047
(c)
2,450 2,520
$ 29,126
Home Equity Asset Backed Securities - 0.36%
ACE Securities Corp Mortgage Loan Trust Series
2007-D1
6.93%, 02/25/2038
(c),(e)
835 816
Mortgage Backed Securities - 14.13%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(e)
639 643
Fannie Mae Grantor Trust 2005-T1
2.75%, 05/25/2035 221 220
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(c),(d)
1,581 258
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
1.70%, 06/25/2045
(c),(d)
$ 4,326 $ 278
3.00%, 10/25/2040
(d)
5,365 417
3.00%, 04/25/2042 974 987
3.00%, 02/25/2043 456 468
3.00%, 01/25/2046 744 760
3.00%, 05/25/2048 211 213
3.50%, 01/25/2040
(d)
2,583 214
3.50%, 11/25/2042 2,500 2,637
3.50%, 03/25/2048
(d)
2,148 162
4.00%, 12/25/2039
(d)
1,271 116
4.00%, 03/25/2045 1,000 1,131
4.00%, 04/25/2047 656 733
4.50%, 04/25/2045
(d)
3,278 671
7.00%, 04/25/2032 117 133
Freddie Mac REMICS
1.50%, 04/15/2028 993 978
1.55%, 05/15/2038
(c),(d)
3,591 164
2.50%, 11/15/2032 961 967
2.50%, 02/15/2043 944 946
3.00%, 11/15/2030
(d)
2,328 126
3.00%, 11/15/2035 950 962
3.00%, 06/15/2040 476 484
3.00%, 10/15/2041 391 400
3.00%, 04/15/2046 296 304
3.50%, 03/15/2029 322 341
3.50%, 08/15/2040
(d)
2,654 235
3.50%, 05/15/2043 803 833
3.50%, 09/15/2043 1,200 1,240
4.00%, 05/15/2039 4,200 4,377
Ginnie Mae
3.50%, 12/20/2034
(d)
695 7
3.50%, 05/20/2039 96 96
3.50%, 10/20/2044
(d)
5,195 738
3.50%, 11/20/2045 930 951
4.00%, 02/20/2044
(d)
3,334 522
4.00%, 04/20/2044
(d)
1,688 256
4.00%, 01/20/2046
(d)
1,732 231
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(e)
756 763
JP Morgan Mortgage Trust 2017-3
3.86%, 08/25/2047
(c),(e)
573 581
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(c),(e)
971 979
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(e)
1,548 1,633
New Residential Mortgage Loan Trust 2015-2
5.55%, 08/25/2055
(c),(e)
1,109 1,213
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(c)
749 768
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(c),(e)
628 631
$ 31,767
Other Asset Backed Securities - 0.82%
Chase Funding Trust Series 2004-1
2.86%, 12/25/2033 97 95
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 500 497
Towd Point Mortgage Trust
4.25%, 10/25/2053
(c),(e)
550 583
Towd Point Mortgage Trust 2017-6
3.25%, 10/25/2057
(c),(e)
700 672
$ 1,847
TOTAL BONDS $ 63,556

Schedule of Investments
Government & High Quality Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
58
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68.64%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 15.49%
2.00%, 10/01/2031 $ 726 $ 719
2.50%, 02/01/2028 677 683
3.00%, 02/01/2027 245 251
3.00%, 01/01/2031 564 578
3.00%, 01/01/2033 959 982
3.00%, 03/01/2037 406 413
3.00%, 08/01/2042 741 754
3.00%, 10/01/2042 1,034 1,052
3.00%, 10/01/2042 1,105 1,131
3.00%, 10/01/2042 536 546
3.00%, 05/01/2043 761 777
3.00%, 10/01/2046 804 822
3.00%, 01/01/2047 1,024 1,047
3.50%, 02/01/2032 1,148 1,191
3.50%, 04/01/2042 1,637 1,700
3.50%, 05/01/2042 594 617
3.50%, 07/01/2042 2,127 2,210
3.50%, 02/01/2044 862 893
3.50%, 08/01/2045 892 932
3.50%, 07/01/2046 721 752
3.50%, 01/01/2047 1,984 2,062
3.50%, 01/01/2048 1,050 1,096
4.00%, 07/01/2042 758 811
4.00%, 01/01/2043 1,023 1,079
4.00%, 04/01/2043 1,269 1,355
4.00%, 06/01/2043 1,255 1,329
4.00%, 10/01/2045 1,233 1,314
4.00%, 08/01/2047 1,503 1,602
4.00%, 01/01/2048 1,261 1,347
4.00%, 06/01/2048 1,440 1,534
4.50%, 09/01/2032 13 14
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11/01/2043 914 999
5.00%, 10/01/2025 116 122
5.00%, 02/01/2033 155 169
5.00%, 06/01/2033 177 190
5.00%, 01/01/2034 485 527
5.00%, 07/01/2035 98 107
5.00%, 07/01/2035 22 25
5.00%, 07/01/2035 10 11
5.00%, 10/01/2035 45 49
5.50%, 03/01/2033 107 118
5.50%, 04/01/2038 7 8
5.50%, 05/01/2038 41 45
6.00%, 12/01/2023 3 3
6.00%, 05/01/2031 11 13
6.00%, 12/01/2031 12 14
6.00%, 09/01/2032 7 7
6.00%, 11/01/2033 50 56
6.00%, 11/01/2033 23 25
6.00%, 09/01/2034 50 57
6.00%, 02/01/2035 46 53
6.00%, 10/01/2036 45 51
6.00%, 03/01/2037 39 44
6.00%, 01/01/2038 7 8
6.00%, 01/01/2038 85 97
6.00%, 04/01/2038 41 45
6.50%, 08/01/2021 1 1
6.50%, 12/01/2021 7 7
6.50%, 04/01/2022 10 11
6.50%, 05/01/2022 6 6
6.50%, 05/01/2023 6 6
6.50%, 04/01/2024 2 2
6.50%, 04/01/2026 2 2
6.50%, 05/01/2026 3 3
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 4 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 03/01/2028 $ 2 $ 2
6.50%, 10/01/2028 15 17
6.50%, 11/01/2028 3 4
6.50%, 12/01/2028 8 8
6.50%, 03/01/2029 3 4
6.50%, 07/01/2031 19 21
6.50%, 08/01/2031 5 5
6.50%, 10/01/2031 8 9
6.50%, 10/01/2031 8 9
6.50%, 12/01/2031 13 15
6.50%, 02/01/2032 13 15
6.50%, 05/01/2032 33 39
6.50%, 04/01/2035 6 7
7.00%, 09/01/2023 4 4
7.00%, 12/01/2023 2 2
7.00%, 01/01/2024 2 2
7.00%, 09/01/2027 3 4
7.00%, 01/01/2028 30 32
7.00%, 04/01/2028 14 16
7.00%, 05/01/2028 2 3
7.00%, 10/01/2031 6 7
7.00%, 10/01/2031 12 13
7.00%, 04/01/2032 47 54
7.50%, 10/01/2030 7 8
7.50%, 02/01/2031 8 9
7.50%, 02/01/2031 4 4
7.50%, 02/01/2031 2 3
8.00%, 10/01/2030 16 19
8.50%, 07/01/2029 16 17
$ 34,831
Federal National Mortgage Association (FNMA) - 0.64%
3.00%, 04/01/2043 963 978
4.33%, 07/01/2034 20 20
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.21%
4.47%, 12/01/2033 108 112
1.00 x 12 Month USD LIBOR + 1.60%
4.77%, 12/01/2032 12 12
1.00 x 12 Month USD LIBOR + 1.64%
5.50%, 05/01/2033 14 15
6.00%, 05/01/2037 164 180
6.50%, 08/01/2025 17 18
6.50%, 11/01/2032 14 15
7.00%, 08/01/2028 15 17
7.00%, 12/01/2028 13 15
7.50%, 11/01/2029 12 13
8.00%, 05/01/2027 8 8
8.00%, 09/01/2027 3 2
8.50%, 10/01/2027 25 26
$ 1,431
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 36.78%
2.00%, 02/01/2032 438 433
2.50%, 06/01/2027 1,112 1,121
2.50%, 08/01/2028 747 753
2.50%, 12/01/2031 853 860
2.50%, 09/01/2032 575 580
3.00%, 05/01/2029 833 854
3.00%, 08/01/2031 1,598 1,638
3.00%, 10/01/2036 630 644
3.00%, 10/01/2042 1,516 1,547
3.00%, 11/01/2042 1,666 1,701
3.00%, 12/01/2042 1,481 1,512
3.00%, 02/01/2043 1,047 1,071
3.00%, 06/01/2043 1,852 1,891
3.00%, 08/01/2043 1,290 1,317
3.00%, 09/01/2046 1,529 1,560
3.00%, 10/01/2046 1,050 1,071

Schedule of Investments
Government & High Quality Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
59
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2046 $ 1,594 $ 1,630
3.00%, 01/01/2047 943 964
3.50%, 08/01/2031 795 824
3.50%, 02/01/2033 1,234 1,287
3.50%, 02/01/2042 1,158 1,207
3.50%, 09/01/2042 1,887 1,964
3.50%, 11/01/2042 1,284 1,339
3.50%, 12/01/2042 1,380 1,437
3.50%, 02/01/2043 491 515
3.50%, 09/01/2044 1,984 2,077
3.50%, 10/01/2044 623 652
3.50%, 11/01/2044 611 642
3.50%, 03/01/2045 620 648
3.50%, 03/01/2045 1,459 1,519
3.50%, 06/01/2045 1,017 1,065
3.50%, 09/01/2045 904 942
3.50%, 10/01/2045 685 718
3.50%, 11/01/2045 705 736
3.50%, 01/01/2046 691 724
3.50%, 03/01/2046 486 509
3.50%, 04/01/2046 1,075 1,125
3.50%, 03/01/2047 1,027 1,074
3.50%, 10/01/2047 764 799
4.00%, 01/01/2034 528 556
4.00%, 10/01/2037 989 1,031
4.00%, 02/01/2041 1,449 1,538
4.00%, 02/01/2042 855 909
4.00%, 08/01/2043 485 519
4.00%, 10/01/2043 417 439
4.00%, 04/01/2044 327 349
4.00%, 08/01/2044 544 581
4.00%, 10/01/2044 1,601 1,677
4.00%, 11/01/2044 526 563
4.00%, 12/01/2044 871 931
4.00%, 02/01/2045 890 951
4.00%, 08/01/2045 865 925
4.00%, 09/01/2045 1,908 2,039
4.00%, 05/01/2046 1,599 1,703
4.00%, 07/01/2046 730 780
4.00%, 08/01/2046 1,658 1,755
4.00%, 07/01/2047 1,071 1,144
4.00%, 10/01/2047 944 1,005
4.00%, 12/01/2047 862 921
4.00%, 03/01/2049 1,079 1,153
4.50%, 12/01/2019 2 2
4.50%, 01/01/2020 7 7
4.50%, 08/01/2039 1,680 1,813
4.50%, 03/01/2042 431 468
4.50%, 09/01/2043 1,744 1,902
4.50%, 10/01/2043 929 1,013
4.50%, 11/01/2043 1,040 1,134
4.50%, 09/01/2045 760 825
4.50%, 10/01/2045 976 1,069
4.50%, 11/01/2045 1,417 1,537
4.50%, 08/01/2048 1,037 1,126
4.50%, 09/01/2048 1,878 2,042
5.00%, 05/01/2033 1,174 1,281
5.00%, 04/01/2035 114 124
5.00%, 04/01/2035 89 98
5.00%, 07/01/2035 5 6
5.00%, 02/01/2038 373 409
5.00%, 02/01/2040 1,321 1,458
5.00%, 07/01/2041 1,049 1,158
5.50%, 08/01/2019 3 3
5.50%, 09/01/2019 2 2
5.50%, 05/01/2024 8 8
5.50%, 06/01/2033 58 64
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 02/01/2037 $ 4 $ 4
5.50%, 03/01/2038 107 119
6.00%, 06/01/2022 11 12
6.00%, 11/01/2028 13 14
6.00%, 12/01/2031 6 7
6.00%, 01/01/2033 50 57
6.00%, 07/01/2037 131 148
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 8 9
6.00%, 03/01/2038 56 63
6.50%, 11/01/2023 16 18
6.50%, 05/01/2024 6 6
6.50%, 09/01/2024 9 10
6.50%, 07/01/2025 10 11
6.50%, 02/01/2026 3 3
6.50%, 03/01/2026 1 1
6.50%, 05/01/2026 3 3
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 9 10
6.50%, 09/01/2028 16 18
6.50%, 02/01/2029 2 3
6.50%, 03/01/2029 5 6
6.50%, 04/01/2029 4 5
6.50%, 06/01/2031 10 11
6.50%, 06/01/2031 9 10
6.50%, 01/01/2032 4 4
6.50%, 04/01/2032 13 14
6.50%, 08/01/2032 9 10
6.50%, 02/01/2033 19 21
6.50%, 12/01/2036 33 38
6.50%, 07/01/2037 16 19
6.50%, 07/01/2037 25 29
6.50%, 02/01/2038 30 35
7.00%, 10/01/2029 14 16
7.00%, 05/01/2031 4 4
7.00%, 11/01/2031 20 22
7.50%, 04/01/2022 1 1
8.00%, 06/01/2030 2 2
9.00%, 09/01/2030 1 1
$ 82,736
Government National Mortgage Association (GNMA) - 6.65%
3.00%, 11/15/2042 931 953
3.00%, 12/15/2042 1,664 1,706
3.00%, 02/15/2043 1,454 1,490
3.50%, 01/15/2043 1,169 1,214
3.50%, 05/15/2043 1,347 1,398
3.50%, 06/20/2043 808 837
3.50%, 04/20/2045 783 810
3.50%, 06/20/2046 111 114
3.50%, 02/20/2047 855 882
3.50%, 05/20/2047 972 1,010
3.50%, 11/20/2047 747 772
4.00%, 08/15/2041 993 1,061
4.00%, 07/20/2047 958 1,000
4.50%, 07/15/2040 511 551
5.00%, 09/15/2033 5 6
5.00%, 02/15/2034 296 322
5.00%, 09/15/2039 38 42
5.50%, 11/15/2033 28 30
5.50%, 05/20/2035 125 137
5.50%, 03/15/2039 86 92
6.00%, 04/20/2026 4 4
6.00%, 05/20/2026 3 3
6.00%, 03/20/2028 2 3
6.00%, 06/20/2028 13 15
6.00%, 07/20/2028 7 8
6.00%, 02/20/2029 7 8

Schedule of Investments
Government & High Quality Bond Account
June 30, 2019 (unaudited)
See accompanying notes.
60
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 03/20/2029 $ 15 $ 17
6.00%, 07/20/2029 16 17
6.00%, 07/20/2033 113 129
6.50%, 12/20/2025 8 8
6.50%, 02/20/2026 6 6
6.50%, 03/20/2031 10 12
6.50%, 04/20/2031 11 13
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 3 3
7.00%, 01/15/2028 4 5
7.00%, 03/15/2028 56 58
7.00%, 05/15/2028 6 6
7.00%, 01/15/2029 12 13
7.00%, 03/15/2029 4 4
7.00%, 05/15/2031 8 9
7.00%, 09/15/2031 30 34
7.00%, 06/15/2032 116 131
7.50%, 02/15/2023 1 1
7.50%, 04/15/2023 6 6
7.50%, 09/15/2023 1 1
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 3 3
7.50%, 11/15/2023 2 2
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 2 2
8.00%, 01/15/2027 1 1
8.00%, 02/15/2027 1 1
$ 14,955
U.S. Treasury - 9.08%
1.13%, 12/31/2019 2,200 2,189
1.13%, 03/31/2020 2,200 2,186
1.25%, 01/31/2020 1,700 1,692
2.00%, 02/15/2025 2,700 2,727
2.13%, 12/31/2022 2,400 2,433
3.13%, 05/15/2021 2,500 2,562
4.25%, 11/15/2040 750 984
4.50%, 02/15/2036 1,000 1,319
5.25%, 11/15/2028 1,000 1,279
6.25%, 08/15/2023 2,600 3,063
$ 20,434
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 154,387
Total Investments $ 224,115
Other Assets and Liabilities -  0.36% 800
TOTAL NET ASSETS - 100.00% $ 224,915
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security is an Interest Only Strip.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,617 or 4.72% of net assets.
Portfolio Summary (unaudited)
Sector Percent
Mortgage Securities 86.64%
Government 9.08%
Money Market Funds 2.74%
Asset Backed Securities 1.18%
Other Assets and Liabilities
0.36%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 1,278 $ 27,281 $ 22,387 $ 6,172
$ 1,278 $ 27,281 $ 22,387 $ 6,172
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 24 $ — $ — $ —
$ 24 $ — $ — $ —
Amounts in thousands

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.
61
COMMON STOCKS - 97.97% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc /The 201 $ 5
Omnicom Group Inc 455 37
Trade Desk Inc /The
(a)
167 38
$ 80
Aerospace & Defense - 3.10%
Boeing Co/The 29,209 10,632
General Dynamics Corp 245 45
Harris Corp 443 84
HEICO Corp 181 24
HEICO Corp - Class A 329 34
Lockheed Martin Corp 1,017 370
Northrop Grumman Corp 7,214 2,331
Raytheon Co 831 145
Spirit AeroSystems Holdings Inc 11,989 975
TransDigm Group Inc
(a)
158 76
$ 14,716
Agriculture - 0.43%
Altria Group Inc 4,151 196
Philip Morris International Inc 23,389 1,837
$ 2,033
Airlines - 0.02%
Alaska Air Group Inc 259 17
Delta Air Lines Inc 325 18
Southwest Airlines Co 1,184 60
United Airlines Holdings Inc
(a)
239 21
$ 116
Apparel - 0.51%
Capri Holdings Ltd
(a)
308 11
Carter's Inc 121 12
Columbia Sportswear Co 115 11
Hanesbrands Inc 1,251 22
NIKE Inc 26,973 2,264
VF Corp 853 74
$ 2,394
Automobile Manufacturers - 0.26%
PACCAR Inc 15,682 1,124
Tesla Inc
(a),(b)
389 87
$ 1,211
Automobile Parts & Equipment - 0.63%
Allison Transmission Holdings Inc 546 25
Aptiv PLC 36,094 2,918
WABCO Holdings Inc
(a)
182 24
$ 2,967
Banks - 0.30%
CIT Group Inc 53 3
Comerica Inc 52 4
Morgan Stanley 32,104 1,406
Signature Bank/New York NY 108 13
SVB Financial Group
(a)
19 4
Synovus Financial Corp 76 3
Western Alliance Bancorp
(a)
63 3
$ 1,436
Beverages - 1.33%
Brown-Forman Corp - A Shares 177 10
Brown-Forman Corp - B Shares 91,536 5,074
Coca-Cola Co/The 10,349 527
Monster Beverage Corp
(a)
1,447 92
PepsiCo Inc 4,616 605
$ 6,308
Biotechnology - 1.14%
Alexion Pharmaceuticals Inc
(a)
9,053 1,186
Alnylam Pharmaceuticals Inc
(a)
331 24
Amgen Inc 2,103 388
Biogen Inc
(a)
249 58
BioMarin Pharmaceutical Inc
(a)
668 57
Celgene Corp
(a)
2,633 243
Exact Sciences Corp
(a)
477 56
Exelixis Inc
(a)
457 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc 689 $ 47
Guardant Health Inc
(a)
169 15
Illumina Inc
(a)
406 150
Incyte Corp
(a)
664 56
Ionis Pharmaceuticals Inc
(a)
478 31
Moderna Inc
(a),(b)
100 2
Regeneron Pharmaceuticals Inc
(a)
64 20
Sage Therapeutics Inc
(a)
188 34
Seattle Genetics Inc
(a)
408 28
Vertex Pharmaceuticals Inc
(a)
16,384 3,004
$ 5,409
Building Materials - 0.03%
Armstrong World Industries Inc 228 22
Fortune Brands Home & Security Inc 224 13
Lennox International Inc 139 38
Martin Marietta Materials Inc 81 19
Vulcan Materials Co 468 64
$ 156
Chemicals - 1.52%
Air Products & Chemicals Inc 171 39
Axalta Coating Systems Ltd
(a)
311 9
Ecolab Inc 1,009 199
NewMarket Corp 32 13
PPG Industries Inc 389 45
RPM International Inc 122 8
Sherwin-Williams Co/The 14,916 6,836
Versum Materials Inc 471 24
WR Grace & Co 253 19
$ 7,192
Commercial Services - 5.99%
Automatic Data Processing Inc 1,205 199
Avalara Inc
(a)
237 17
Booz Allen Hamilton Holding Corp 606 40
Bright Horizons Family Solutions Inc
(a)
244 37
Cintas Corp 28,611 6,789
CoreLogic Inc /United States
(a)
95 4
CoStar Group Inc
(a)
143 79
Euronet Worldwide Inc
(a)
225 38
FleetCor Technologies Inc
(a)
12,076 3,392
Gartner Inc
(a)
350 56
Global Payments Inc 18,464 2,957
Grand Canyon Education Inc
(a)
37 4
H&R Block Inc 273 8
IHS Markit Ltd
(a)
1,017 65
MarketAxess Holdings Inc 138 44
Moody's Corp 456 89
Morningstar Inc 78 11
Paylocity Holding Corp
(a)
185 17
PayPal Holdings Inc
(a)
107,294 12,281
Quanta Services Inc 222 9
Robert Half International Inc 499 28
Rollins Inc 642 23
S&P Global Inc 683 156
Sabre Corp 311 7
Service Corp International/US 305 14
Total System Services Inc 13,905 1,784
TransUnion 769 57
Verisk Analytics Inc 635 93
WEX Inc
(a)
182 38
Worldpay Inc
(a)
583 71
$ 28,407
Computers - 2.85%
Accenture PLC - Class A 1,768 327
Apple Inc 34,467 6,822
Cognizant Technology Solutions Corp 123 8
Dell Technologies Inc
(a)
479 24
EPAM Systems Inc
(a)
230 40
Fortinet Inc
(a)
611 47
Genpact Ltd 153,993 5,865

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.
62
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
HP Inc 5,210 $ 108
International Business Machines Corp 1,489 205
NCR Corp
(a)
559 18
NetApp Inc 1,003 62
$ 13,526
Consumer Products - 0.03%
Avery Dennison Corp 325 38
Church & Dwight Co Inc 920 67
Clorox Co/The 389 59
$ 164
Cosmetics & Personal Care - 1.43%
Estee Lauder Cos Inc /The 36,505 6,685
Procter & Gamble Co/The 795 87
$ 6,772
Distribution & Wholesale - 0.04%
Copart Inc
(a)
800 60
Fastenal Co 2,046 67
LKQ Corp
(a)
276 7
Pool Corp 168 32
$ 166
Diversified Financial Services - 6.04%
American Express Co 1,640 202
Ameriprise Financial Inc 77 11
Cboe Global Markets Inc 107 11
Charles Schwab Corp/The 71,433 2,871
Credit Acceptance Corp
(a)
36 17
Discover Financial Services 440 34
E*TRADE Financial Corp 182 8
Evercore Inc - Class A 64 6
Intercontinental Exchange Inc 22,752 1,956
Lazard Ltd 174 6
LPL Financial Holdings Inc 325 27
Mastercard Inc 4,025 1,065
Raymond James Financial Inc 123 10
SEI Investments Co 242 14
Synchrony Financial 735 26
T Rowe Price Group Inc 255 28
TD Ameritrade Holding Corp 27,750 1,385
Virtu Financial Inc 95 2
Visa Inc 120,838 20,971
Western Union Co/The 619 12
$ 28,662
Electric - 0.34%
Sempra Energy 11,660 1,603
Electrical Components & Equipment - 0.03%
AMETEK Inc 738 67
Emerson Electric Co 678 45
Hubbell Inc 150 20
$ 132
Electronics - 3.20%
Agilent Technologies Inc 169 13
Allegion PLC 315 35
Amphenol Corp 60,766 5,830
FLIR Systems Inc 124 7
Fortive Corp 92,296 7,524
Honeywell International Inc 8,373 1,462
Jabil Inc 240 8
Keysight Technologies Inc
(a)
751 67
Mettler -Toledo International Inc
(a)
97 81
National Instruments Corp 129 5
PerkinElmer Inc 128 12
Sensata Technologies Holding PLC
(a)
322 16
Trimble Inc
(a)
254 11
Waters Corp
(a)
275 59
Woodward Inc 212 24
$ 15,154
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.01%
Live Nation Entertainment Inc
(a)
497 $ 33
Madison Square Garden Co/The
(a)
9 2
Vail Resorts Inc 142 32
$ 67
Environmental Control - 0.41%
Republic Services Inc 113 10
Waste Connections Inc 18,553 1,773
Waste Management Inc 1,518 175
$ 1,958
Food - 0.07%
Campbell Soup Co 356 14
Hershey Co/The 472 63
Kellogg Co 353 19
Lamb Weston Holdings Inc 141 9
McCormick & Co Inc /MD 297 46
Pilgrim's Pride Corp
(a)
70 2
Post Holdings Inc
(a)
109 11
Sprouts Farmers Market Inc
(a)
208 4
Sysco Corp 2,257 160
TreeHouse Foods Inc
(a)
35 2
$ 330
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 271 22
Healthcare - Products - 9.43%
Abbott Laboratories 3,562 300
Align Technology Inc
(a)
307 84
Avantor Inc
(a)
73,352 1,400
Baxter International Inc 629 52
Becton Dickinson and Co 15,317 3,860
Bio- Techne Corp 160 33
Boston Scientific Corp
(a)
3,849 165
Bruker Corp 493 25
Cooper Cos Inc /The 40 14
Danaher Corp 53,845 7,696
Edwards Lifesciences Corp
(a)
28,898 5,338
Henry Schein Inc
(a)
148 10
Hill-Rom Holdings Inc 175 18
Hologic Inc
(a)
895 43
IDEXX Laboratories Inc
(a)
334 92
Intuitive Surgical Inc
(a)
22,191 11,640
Masimo Corp
(a)
209 31
ResMed Inc 561 69
STERIS PLC 53 8
Stryker Corp 24,038 4,941
Teleflex Inc 184 61
Thermo Fisher Scientific Inc 29,822 8,758
Varian Medical Systems Inc
(a)
378 52
West Pharmaceutical Services Inc 244 31
$ 44,721
Healthcare - Services - 2.12%
Anthem Inc 6,900 1,947
Centene Corp
(a)
19,262 1,011
Charles River Laboratories International Inc
(a)
209 30
Chemed Corp 73 26
Encompass Health Corp 254 16
HCA Healthcare Inc 25,311 3,421
Humana Inc 161 43
IQVIA Holdings Inc
(a)
212 34
Laboratory Corp of America Holdings
(a)
51 9
Molina Healthcare Inc
(a)
212 30
UnitedHealth Group Inc 9,900 2,416
WellCare Health Plans Inc
(a)
3,699 1,054
$ 10,037
Home Builders - 0.02%
Lennar Corp - A Shares 517 25
Lennar Corp - B Shares 141 5
NVR Inc
(a)
13 44
$ 74

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.
63
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.00%
Dolby Laboratories Inc 91 $ 6
Tempur Sealy International Inc
(a)
200 15
$ 21
Housewares - 0.01%
Scotts Miracle- Gro Co/The 173 17
Toro Co/The 476 32
$ 49
Insurance - 0.13%
Alleghany Corp
(a)
7 5
Aon PLC 989 191
Arch Capital Group Ltd
(a)
228 8
Arthur J Gallagher & Co 154 14
Athene Holding Ltd
(a)
261 11
Axis Capital Holdings Ltd 46 3
Brown & Brown Inc 66 2
Erie Indemnity Co 64 16
Everest Re Group Ltd 51 13
Kemper Corp 56 5
Marsh & McLennan Cos Inc 1,893 189
Primerica Inc 122 15
Progressive Corp/The 1,113 89
RenaissanceRe Holdings Ltd 68 12
Travelers Cos Inc /The 384 57
Voya Financial Inc 57 3
$ 633
Internet - 19.65%
Alibaba Group Holding Ltd ADR
(a)
51,450 8,718
Alphabet Inc - A Shares
(a)
9,965 10,790
Alphabet Inc - C Shares
(a)
10,933 11,818
Amazon.com Inc
(a)
15,889 30,088
Anaplan Inc
(a)
361 18
Booking Holdings Inc
(a)
4,289 8,041
CDW Corp/DE 585 65
eBay Inc 3,320 131
Etsy Inc
(a)
497 30
Expedia Group Inc 471 63
F5 Networks Inc
(a)
242 35
Facebook Inc
(a)
66,152 12,768
GoDaddy Inc
(a)
695 49
IAC/InterActiveCorp
(a)
7,247 1,577
Match Group Inc 230 15
Netflix Inc
(a)
8,989 3,302
Okta Inc
(a)
423 52
Palo Alto Networks Inc
(a)
359 73
RingCentral Inc
(a)
309 35
Roku Inc
(a)
328 30
Spotify Technology SA
(a)
444 65
Tencent Holdings Ltd ADR 104,382 4,724
TripAdvisor Inc
(a)
375 17
Twitter Inc
(a)
2,848 99
Uber Technologies Inc
(a),(c)
9,331 433
VeriSign Inc
(a)
301 63
Zendesk Inc
(a)
447 40
Zscaler Inc
(a)
310 24
$ 93,163
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
(a)
212 11
Planet Fitness Inc
(a)
367 27
Polaris Industries Inc 230 21
$ 59
Lodging - 0.77%
Choice Hotels International Inc 103 9
Hilton Grand Vacations Inc
(a)
112 4
Hilton Worldwide Holdings Inc 23,515 2,299
Las Vegas Sands Corp 21,005 1,241
Marriott International Inc /MD 770 108
Wyndham Hotels & Resorts Inc 152 8
$ 3,669
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.82%
BWX Technologies Inc 74,267 $ 3,869
Caterpillar Inc 121 17
$ 3,886
Machinery - Diversified - 1.86%
Cognex Corp 657 32
Deere & Co 97 16
Dover Corp 287 29
Graco Inc 726 36
IDEX Corp 174 30
Middleby Corp/The
(a)
242 33
Nordson Corp 230 33
Rockwell Automation Inc 473 77
Roper Technologies Inc 23,137 8,474
Xylem Inc /NY 716 60
$ 8,820
Media - 0.20%
Altice USA Inc
(a)
1,253 31
AMC Networks Inc
(a)
185 10
Cable One Inc 17 20
CBS Corp 1,150 57
Charter Communications Inc
(a)
260 103
Comcast Corp - Class A 14,368 607
FactSet Research Systems Inc 141 40
Fox Corp - A Shares 169 6
Fox Corp - B Shares 103 4
New York Times Co/The 153 5
Nexstar Media Group Inc 146 15
Sinclair Broadcast Group Inc 240 13
Sirius XM Holdings Inc
(b)
5,509 31
World Wrestling Entertainment Inc 178 13
$ 955
Miscellaneous Manufacturers - 0.14%
3M Co 1,187 206
AO Smith Corp 159 8
AptarGroup Inc 120 15
Carlisle Cos Inc 219 31
Donaldson Co Inc 555 28
Hexcel Corp 361 29
Illinois Tool Works Inc 1,442 217
Ingersoll-Rand PLC 1,112 141
$ 675
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(a)
222 46
Oil & Gas - 0.23%
Anadarko Petroleum Corp 492 35
Cabot Oil & Gas Corp 978 22
Concho Resources Inc 9,430 973
Diamondback Energy Inc 127 14
Parsley Energy Inc
(a)
576 11
Pioneer Natural Resources Co 268 41
$ 1,096
Packaging & Containers - 0.03%
Ball Corp 1,277 89
Berry Global Group Inc
(a)
252 13
Crown Holdings Inc
(a)
330 20
Sealed Air Corp 111 5
$ 127
Pharmaceuticals - 4.73%
AbbVie Inc 5,542 403
Agios Pharmaceuticals Inc
(a)
21 1
AmerisourceBergen Corp 629 54
Bristol-Myers Squibb Co 1,860 84
Cigna Corp 22,352 3,522
DexCom Inc
(a)
41,685 6,246
Eli Lilly & Co 11,744 1,301
Herbalife Nutrition Ltd
(a)
58 2
Horizon Therapeutics Plc
(a)
296 7
Jazz Pharmaceuticals PLC
(a)
213 30

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.
64
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson 1,975 $ 275
McKesson Corp 118 16
Merck & Co Inc 9,942 834
Neurocrine Biosciences Inc
(a)
338 29
PRA Health Sciences Inc
(a)
262 26
Sarepta Therapeutics Inc
(a)
264 40
Zoetis Inc 84,210 9,557
$ 22,427
Pipelines - 0.01%
Cheniere Energy Inc
(a)
501 34
Equitrans Midstream Corp 77 2
ONEOK Inc 491 34
$ 70
REITs - 2.07%
American Homes 4 Rent 563 14
American Tower Corp 1,918 392
Americold Realty Trust 824 27
Brookfield Property REIT Inc 533 10
CoreSite Realty Corp 125 14
Crown Castle International Corp 1,957 255
Equinix Inc 232 117
Equity LifeStyle Properties Inc 350 42
Extra Space Storage Inc 407 43
Lamar Advertising Co 361 29
Outfront Media Inc 174 5
Public Storage 311 74
SBA Communications Corp
(a)
38,433 8,641
Simon Property Group Inc 755 121
Sun Communities Inc 104 13
UDR Inc 102 5
$ 9,802
Retail - 4.47%
Advance Auto Parts Inc 88 14
AutoZone Inc
(a)
100 110
Best Buy Co Inc 245 17
Burlington Stores Inc
(a)
266 45
CarMax Inc
(a)
320 28
Casey's General Stores Inc 34 5
Chipotle Mexican Grill Inc
(a)
99 73
Costco Wholesale Corp 18,759 4,957
Darden Restaurants Inc 497 60
Dollar General Corp 21,723 2,936
Dollar Tree Inc
(a)
509 55
Domino's Pizza Inc 165 46
Dunkin' Brands Group Inc 342 27
Five Below Inc
(a)
232 28
Home Depot Inc /The 2,400 499
L Brands Inc 267 7
Lowe's Cos Inc 3,078 311
Lululemon Athletica Inc
(a)
461 83
McDonald's Corp 6,798 1,411
Nordstrom Inc 536 17
Ollie's Bargain Outlet Holdings Inc
(a)
238 21
O'Reilly Automotive Inc
(a)
313 116
Restaurant Brands International Inc 21,346 1,484
Ross Stores Inc 24,682 2,447
Starbucks Corp 4,650 390
Target Corp 204 18
TJX Cos Inc /The 106,773 5,646
Tractor Supply Co 492 53
Ulta Beauty Inc
(a)
223 77
Wendy's Co/The 918 18
Williams-Sonoma Inc 101 7
Yum China Holdings Inc 1,179 54
Yum! Brands Inc 1,102 122
$ 21,182
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2.21%
Advanced Micro Devices Inc
(a)
2,775 $ 84
Analog Devices Inc 138 16
Applied Materials Inc 1,409 63
ASML Holding NV - NY Reg Shares 7,497 1,559
Broadcom Inc 1,070 308
Cree Inc
(a)
65 4
Entegris Inc 602 22
KLA-Tencor Corp 644 76
Lam Research Corp 1,038 195
Marvell Technology Group Ltd 68,561 1,637
Maxim Integrated Products Inc 20,599 1,232
NVIDIA Corp 1,618 266
NXP Semiconductors NV 44,440 4,338
QUALCOMM Inc 3,372 257
Skyworks Solutions Inc 57 4
Teradyne Inc 740 35
Texas Instruments Inc 2,601 298
Xilinx Inc 704 83
$ 10,477
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 137 31
Software - 18.43%
Activision Blizzard Inc 114 5
Adobe Inc
(a)
19,920 5,869
Akamai Technologies Inc
(a)
608 49
Alteryx Inc
(a)
227 25
ANSYS Inc
(a)
336 69
Aspen Technology Inc
(a)
303 38
Atlassian Corp PLC
(a)
1,913 251
Autodesk Inc
(a)
41,647 6,784
Black Knight Inc
(a)
605 36
Broadridge Financial Solutions Inc 472 60
Cadence Design Systems Inc
(a)
1,132 80
CDK Global Inc 527 26
Ceridian HCM Holding Inc
(a)
297 15
Cerner Corp 1,281 94
Citrix Systems Inc 469 46
Coupa Software Inc
(a)
276 35
Dropbox Inc - A Shares
(a)
938 23
Electronic Arts Inc
(a)
72,553 7,347
Fair Isaac Corp
(a)
128 40
Fidelity National Information Services Inc 9,690 1,188
First Data Corp
(a)
2,310 63
Fiserv Inc
(a)
1,086 99
HubSpot Inc
(a)
184 31
Intuit Inc 47,396 12,386
Jack Henry & Associates Inc 272 36
Manhattan Associates Inc
(a)
330 23
Medidata Solutions Inc
(a)
282 26
Microsoft Corp 209,801 28,105
MongoDB Inc
(a)
114 17
MSCI Inc 310 74
New Relic Inc
(a)
211 18
Oracle Corp 11,572 659
Paychex Inc 1,272 105
Paycom Software Inc
(a)
211 48
Pegasystems Inc 199 14
RealPage Inc
(a)
345 20
Red Hat Inc
(a)
13,106 2,461
salesforce.com Inc
(a)
61,290 9,300
ServiceNow Inc
(a)
7,477 2,053
Smartsheet Inc
(a)
419 20
SolarWinds Corp
(a)
294 5
Splunk Inc
(a)
17,016 2,140
SS&C Technologies Holdings Inc 830 48
Synopsys Inc
(a)
606 78
Tableau Software Inc
(a)
314 52
Take-Two Interactive Software Inc
(a)
200 23
Temenos AG ADR 3,668 655

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.
65
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tencent Music Entertainment Group ADR
(a),(b)
70,967 $ 1,064
Teradata Corp
(a)
528 19
Twilio Inc
(a)
467 64
Veeva Systems Inc
(a)
503 82
VMware Inc 20,346 3,402
Workday Inc
(a)
10,000 2,056
Zoom Video Communications Inc
(a)
590 52
Zynga Inc
(a)
951 6
$ 87,384
Telecommunications - 0.28%
Arista Networks Inc
(a)
232 60
Cisco Systems Inc 18,382 1,006
Corning Inc 1,013 34
Motorola Solutions Inc 1,050 175
Switch Inc 457 6
T-Mobile US Inc
(a)
631 47
Ubiquiti Networks Inc
(b)
76 10
$ 1,338
Toys, Games & Hobbies - 0.01%
Hasbro Inc 456 48
Transportation - 0.39%
CH Robinson Worldwide Inc 433 37
CSX Corp 1,488 115
Expeditors International of Washington Inc 523 40
Genesee & Wyoming Inc
(a)
74 7
JB Hunt Transport Services Inc 9,453 864
Landstar System Inc 171 18
Norfolk Southern Corp 302 60
Old Dominion Freight Line Inc 134 20
Union Pacific Corp 2,853 483
United Parcel Service Inc 1,936 200
$ 1,844
Water - 0.20%
American Water Works Co Inc 8,002 928
TOTAL COMMON STOCKS $ 464,543
INVESTMENT COMPANIES - 2.08% Shares Held Value (000's)
Money Market Funds - 1.99%
BlackRock Liquidity FedFund 2.26%
(d),(e)
1,142,852 1,14 3
Principal Government Money Market Fund
2.23%
(d),(f)
8,311,899 8,31 2
$ 9,45 5
Principal Exchange-Traded Funds - 0.09%
Principal Millennials Index ETF
(f)
4,789 183
Principal Price Setters Index ETF
(f)
1,616 61
Principal Sustainable Momentum Index ETF
(f)
749 21
Principal U.S. Mega-Cap Multi-Factor Index ETF
(b),(f)
5,280 154
$ 419
TOTAL INVESTMENT COMPANIES $ 9,87 4
PREFERRED STOCKS - 0.11% Shares Held Value (000's)
Software - 0.08%
Magic Leap Inc - Series C 0.00%
(a),(c),(g),(h)
5,653 $ 153
Magic Leap Inc - Series D 0.00%
(a),(c),(h)
1,903 51
UIPATH Inc Ser D-1 0.00%
(a),(c),(h)
4,548 179
UIPATH Inc Ser D-2 0.00%
(a),(c),(h)
764 30
$ 413
Telecommunications - 0.03%
Aurora Innovation 0.00%
(a),(c),(h)
12,920 119
TOTAL PREFERRED STOCKS $ 532
CONVERTIBLE PREFERRED STOCKS
- 0.13% Shares Held Value (000's)
Internet - 0.13%
Airbnb Inc - Series D 0.00%
(a),(c),(g),(h)
3,936 $ 464
Airbnb Inc - Series E 0.00%
(a),(c),(g),(h)
1,119 132
$ 596
TOTAL CONVERTIBLE PREFERRED STOCKS $ 596
Total Investments $ 475,545
Other Assets and Liabilities -  (0.29)% (1,357)
TOTAL NET ASSETS - 100.00% $ 474,188
(a) Non-income producing security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d) Current yield shown is as of period end.
(e) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $1,143 or
0.24% of net assets.
(f) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,128 or 0.24%
of net assets.
Portfolio Summary (unaudited)
Sector Percent
Consumer, Non-cyclical 26.70%
Technology 23.58%
Communications 20.31%
Industrial 10.02%
Financial 8.54%
Consumer, Cyclical 6.76%
Money Market Funds 1.99%
Basic Materials 1.52%
Utilities 0.54%
Energy 0.24%
Domestic Equity Funds 0.09%
Other Assets and Liabilities
(0.29)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
June 30, 2019 (unaudited)
See accompanying notes.
66
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 6,022 $ 56,01 4 $ 53,724 $ 8,31 2
Principal Millennials Index ETF 150 — — 183
Principal Price Setters Index ETF 50 — — 61
Principal Sustainable Momentum Index ETF 18 — — 21
Principal U.S. Mega-Cap Multi-Factor Index ETF 132 — — 154
$ 6,372 $ 56,01 4 $ 53,724 $ 8,73 1
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 82 $ — $ — $ —
Principal Millennials Index ETF — — — 33
Principal Price Setters Index ETF — — — 11
Principal Sustainable Momentum Index ETF — — — 3
Principal U.S. Mega-Cap Multi-Factor Index ETF 1 — — 22
$ 83 $ — $ — $ 69
Amounts in thousands
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 160 $ 464 0.10%
Airbnb Inc - Series E   0.00% 07/14/2015 104 132 0.03%
Aurora Innovation   0.00% 03/01/2019 119 119 0.03%
Magic Leap Inc - Series C   0.00% 01/20/2016 13 0 153 0.02%
Magic Leap Inc - Series D   0.00% 10/12/2017 51 51 0.01%
Uber Technologies Inc 12/05/2014-1/16/2018 362 433 0.09%
UIPATH Inc Ser D-1   0.00% 04/26/2019 179 179 0.04%
UIPATH Inc Ser D-2   0.00% 04/26/2019 30 30 0.01%
Total $ 1,561 0.33%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2019 Long 18 $ 2,650 $ 17
Total $ 17
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2019 (unaudited)
See accompanying notes.
67
COMMON STOCKS - 99.83% Shares Held Value (000's)
Aerospace & Defense - 4.46%
HEICO Corp - Class A 17,141 $ 1,772
TransDigm Group Inc
(a)
51,133 24,738
$ 26,510
Banks - 2.26%
First Republic Bank/CA 103,378 10,095
M&T Bank Corp 19,773 3,363
$ 13,458
Beverages - 0.55%
Brown-Forman Corp - B Shares 58,759 3,257
Building Materials - 4.33%
Martin Marietta Materials Inc 41,758 9,609
Summit Materials Inc
(a)
130,783 2,518
Vulcan Materials Co 99,006 13,594
$ 25,721
Chemicals - 1.17%
Air Products & Chemicals Inc 30,699 6,949
Commercial Services - 10.87%
AMERCO 10,975 4,155
Gartner Inc
(a)
96,281 15,495
IHS Markit Ltd
(a)
183,133 11,669
Moody's Corp 29,822 5,825
S&P Global Inc 22,378 5,097
TransUnion 147,810 10,866
Verisk Analytics Inc 78,621 11,515
$ 64,622
Distribution & Wholesale - 2.93%
Copart Inc
(a)
185,560 13,869
Fastenal Co 108,714 3,543
$ 17,412
Electric - 1.93%
Brookfield Infrastructure Partners LP 205,893 8,841
Brookfield Renewable Partners LP
(b)
75,941 2,627
$ 11,468
Electronics - 1.63%
Mettler -Toledo International Inc
(a)
11,525 9,681
Entertainment - 2.76%
Live Nation Entertainment Inc
(a)
108,859 7,212
Vail Resorts Inc 41,146 9,183
$ 16,395
Hand & Machine Tools - 0.89%
Colfax Corp
(a)
189,073 5,300
Healthcare - Products - 1.11%
IDEXX Laboratories Inc
(a)
23,896 6,579
Home Builders - 1.50%
Lennar Corp - A Shares 100,588 4,874
Lennar Corp - B Shares 1,475 57
NVR Inc
(a)
1,174 3,957
$ 8,888
Insurance - 9.90%
Aon PLC 26,805 5,173
Arch Capital Group Ltd
(a)
265,526 9,846
Brown & Brown Inc 234,946 7,870
Fidelity National Financial Inc 306,776 12,363
Markel Corp
(a)
16,278 17,736
Progressive Corp/The 72,136 5,766
Trisura Group Ltd
(a)
4,276 98
$ 58,852
Internet - 4.61%
Liberty Expedia Holdings Inc
(a)
5,412 259
Shopify Inc
(a)
8,252 2,477
VeriSign Inc
(a)
64,808 13,555
Wayfair Inc
(a)
9,484 1,385
Wix.com Ltd
(a)
68,398 9,719
$ 27,395
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 3.35%
Hilton Worldwide Holdings Inc 153,510 $ 15,004
Hyatt Hotels Corp 64,719 4,927
$ 19,931
Machinery - Diversified - 1.82%
Cognex Corp 9,658 463
Roper Technologies Inc 28,253 10,348
$ 10,811
Media - 4.56%
Liberty Broadband Corp - A Shares
(a)
23,834 2,451
Liberty Broadband Corp - C Shares
(a)
45,035 4,693
Liberty Global PLC - A Shares
(a)
17,556 474
Liberty Global PLC - C Shares
(a)
211,639 5,615
Liberty Media Corp-Liberty Braves - A Shares
(a)
5,176 144
Liberty Media Corp-Liberty Braves - C Shares
(a)
22,134 619
Liberty Media Corp-Liberty Formula One - A
Shares
(a)
18,376 659
Liberty Media Corp-Liberty Formula One - C
Shares
(a)
174,915 6,544
Liberty Media Corp-Liberty SiriusXM - A Shares
(a)
37,270 1,409
Liberty Media Corp-Liberty SiriusXM - C Shares
(a)
117,889 4,477
$ 27,085
Pharmaceuticals - 0.11%
Elanco Animal Health Inc
(a)
19,493 659
Private Equity - 7.27%
Brookfield Asset Management Inc 493,980 23,602
Kennedy-Wilson Holdings Inc 216,745 4,459
KKR & Co Inc 344,283 8,700
Onex Corp 106,880 6,460
$ 43,221
Real Estate - 3.69%
Brookfield Business Partners LP 15,995 613
Brookfield Property Partners LP
(b)
99,799 1,889
CBRE Group Inc
(a)
229,772 11,787
Howard Hughes Corp/The
(a)
61,801 7,654
$ 21,943
REITs - 4.31%
Equinix Inc 10,691 5,392
SBA Communications Corp
(a)
85,066 19,126
Vornado Realty Trust 17,350 1,112
$ 25,630
Retail - 11.12%
CarMax Inc
(a)
204,545 17,761
Dollar General Corp 48,026 6,491
Domino's Pizza Inc 31,307 8,712
O'Reilly Automotive Inc
(a)
40,784 15,062
Restaurant Brands International Inc 245,338 17,061
Ross Stores Inc 10,148 1,006
$ 66,093
Semiconductors - 1.44%
Microchip Technology Inc 98,545 8,544
Software - 9.18%
ANSYS Inc
(a)
51,970 10,644
Autodesk Inc
(a)
67,248 10,955
Black Knight Inc
(a)
219,060 13,176
Guidewire Software Inc
(a)
53,426 5,416
MSCI Inc 22,303 5,326
RealPage Inc
(a)
101,029 5,946
Slack Technologies Inc
(a)
83,018 3,113
$ 54,576
Telecommunications - 1.81%
EchoStar Corp
(a)
20,491 908
GCI Liberty Inc
(a)
86,349 5,307
Motorola Solutions Inc 27,287 4,550
$ 10,765

Schedule of Investments
MidCap Account
June 30, 2019 (unaudited)
See accompanying notes.
68
COMMON STOCKS (continued) Shares Held Value (000’s)
Textiles - 0.27%
Mohawk Industries Inc
(a)
10,732 $ 1,582
TOTAL COMMON STOCKS $ 593,327
INVESTMENT COMPANIES - 0.44% Shares Held Value (000's)
Money Market Funds - 0.44%
BlackRock Liquidity FedFund 2.26%
(c),(d)
1,182,965 1,183
Principal Government Money Market Fund
2.23%
(c),(e)
1,415,080 1,415
$ 2,598
TOTAL INVESTMENT COMPANIES $ 2,598
Total Investments $ 595,925
Other Assets and Liabilities -  (0.27)% (1,620)
TOTAL NET ASSETS - 100.00% $ 594,305
(a) Non-income producing security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $1,183 or
0.20% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Sector Percent
Financial 27.43%
Consumer, Cyclical 21.93%
Industrial 13.13%
Consumer, Non-cyclical 12.64%
Communications 10.98%
Technology 10.62%
Utilities 1.93%
Basic Materials 1.17%
Money Market Funds 0.44%
Other Assets and Liabilities
(0.27)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 4,942 $ 25,345 $ 28,872 $ 1,415
$ 4,942 $ 25,345 $ 28,872 $ 1,415
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2019 (unaudited)
See accompanying notes.
69
COMMON STOCKS - 98.59% Shares Held Value (000's)
Aerospace & Defense - 2.55%
Boeing Co/The 2,817 $ 1,026
Northrop Grumman Corp 6,367 2,057
Teledyne Technologies Inc
(a)
2,970 813
$ 3,896
Airlines - 1.09%
Delta Air Lines Inc 29,234 1,659
Apparel - 1.46%
Deckers Outdoor Corp
(a)
8,769 1,543
NIKE Inc 8,151 684
$ 2,227
Automobile Manufacturers - 0.83%
PACCAR Inc 17,710 1,269
Banks - 6.27%
East West Bancorp Inc 3,471 162
JPMorgan Chase & Co 46,719 5,223
PNC Financial Services Group Inc /The 16,559 2,273
US Bancorp 36,686 1,923
$ 9,581
Beverages - 2.12%
Keurig Dr Pepper Inc 19,081 551
PepsiCo Inc 20,489 2,687
$ 3,238
Chemicals - 2.14%
Albemarle Corp 4,424 311
DuPont de Nemours Inc 9,412 707
FMC Corp 19,652 1,630
HB Fuller Co 13,424 623
$ 3,271
Commercial Services - 2.24%
Aaron's Inc 38,454 2,362
PayPal Holdings Inc
(a)
9,270 1,061
$ 3,423
Computers - 3.63%
Apple Inc 28,027 5,547
Consumer Products - 1.00%
Church & Dwight Co Inc 20,989 1,533
Distribution & Wholesale - 1.69%
IAA Inc
(a)
41,395 1,605
KAR Auction Services Inc 39,421 986
$ 2,591
Diversified Financial Services - 4.62%
Ameriprise Financial Inc 12,650 1,836
Charles Schwab Corp/The 14,916 600
Discover Financial Services 36,479 2,830
Visa Inc 10,384 1,802
$ 7,068
Electric - 3.40%
NextEra Energy Inc 13,639 2,794
Xcel Energy Inc 40,424 2,405
$ 5,199
Electronics - 1.20%
Honeywell International Inc 10,533 1,839
Environmental Control - 0.11%
Waste Connections Inc 1,721 164
Food - 1.64%
McCormick & Co Inc /MD 7,356 1,140
Tyson Foods Inc 17,003 1,373
$ 2,513
Hand & Machine Tools - 0.42%
Snap-on Inc 3,873 642
Healthcare - Products - 6.44%
Abbott Laboratories 14,551 1,224
Becton Dickinson and Co 7,321 1,845
Edwards Lifesciences Corp
(a)
5,252 970
Medtronic PLC 22,645 2,206
Thermo Fisher Scientific Inc 7,247 2,128
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Varian Medical Systems Inc
(a)
10,852 $ 1,477
$ 9,850
Healthcare - Services - 2.07%
UnitedHealth Group Inc 6,709 1,637
Universal Health Services Inc 11,730 1,530
$ 3,167
Home Builders - 0.26%
Thor Industries Inc 6,850 400
Insurance - 3.77%
Chubb Ltd 9,235 1,360
Fidelity National Financial Inc 64,820 2,612
Marsh & McLennan Cos Inc 17,995 1,795
$ 5,767
Internet - 7.75%
Alibaba Group Holding Ltd ADR
(a)
3,059 518
Alphabet Inc - A Shares
(a)
3,356 3,634
Amazon.com Inc
(a)
2,223 4,209
Booking Holdings Inc
(a)
219 411
Facebook Inc
(a)
12,837 2,478
Palo Alto Networks Inc
(a)
2,971 605
$ 11,855
Lodging - 0.78%
Marriott International Inc /MD 8,544 1,199
Machinery - Diversified - 0.99%
Deere & Co 9,163 1,518
Media - 3.05%
Comcast Corp - Class A 41,687 1,762
Nexstar Media Group Inc 10,075 1,018
Walt Disney Co/The 13,494 1,884
$ 4,664
Miscellaneous Manufacturers - 0.42%
3M Co 3,693 640
Oil & Gas - 5.15%
Chevron Corp 20,923 2,604
EOG Resources Inc 4,972 463
Royal Dutch Shell PLC - B shares ADR 46,272 3,042
Valero Energy Corp 20,581 1,762
$ 7,871
Pharmaceuticals - 5.81%
Bristol-Myers Squibb Co 29,939 1,358
Johnson & Johnson 14,174 1,974
Merck & Co Inc 36,252 3,040
Pfizer Inc 58,107 2,517
$ 8,889
REITs - 3.47%
Alexandria Real Estate Equities Inc 23,048 3,252
American Tower Corp 2,896 592
Extra Space Storage Inc 8,425 894
Simon Property Group Inc 3,564 569
$ 5,307
Retail - 3.18%
Costco Wholesale Corp 7,083 1,872
Home Depot Inc /The 8,603 1,789
Lululemon Athletica Inc
(a)
4,134 745
Starbucks Corp 5,508 462
$ 4,868
Semiconductors - 3.48%
Broadcom Inc 5,124 1,475
Lam Research Corp 3,981 748
Microchip Technology Inc 11,820 1,025
NVIDIA Corp 2,330 382
ON Semiconductor Corp
(a)
27,000 546
Taiwan Semiconductor Manufacturing Co Ltd
ADR
29,161 1,142
$ 5,318

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2019 (unaudited)
See accompanying notes.
70
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 8.30%
Adobe Inc
(a)
5,180 $ 1,526
Fair Isaac Corp
(a)
5,098 1,601
Fidelity National Information Services Inc 15,745 1,932
Microsoft Corp 51,307 6,873
ServiceNow Inc
(a)
2,756 757
$ 12,689
Telecommunications - 4.71%
Arista Networks Inc
(a)
2,360 613
Cisco Systems Inc 50,789 2,780
T-Mobile US Inc
(a)
19,182 1,422
Verizon Communications Inc 41,853 2,391
$ 7,206
Toys, Games & Hobbies - 1.34%
Hasbro Inc 19,401 2,05 1
Transportation - 1.21%
Expeditors International of Washington Inc 13,166 999
Union Pacific Corp 4,991 844
$ 1,843
TOTAL COMMON STOCKS $ 150,76 2
INVESTMENT COMPANIES - 1.54% Shares Held Value (000's)
Money Market Funds - 1.54%
Principal Government Money Market Fund
2.23%
(b),(c)
2,356,503 2,357
TOTAL INVESTMENT COMPANIES $ 2,357
Total Investments $ 153,11 9
Other Assets and Liabilities -  (0.13)% (20 4 )
TOTAL NET ASSETS - 100.00% $ 152,915
(a) Non-income producing security
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Sector Percent
Consumer, Non-cyclical 21.32%
Financial 18.13%
Communications 15.51%
Technology 15.41%
Consumer, Cyclical 10.63%
Industrial 6.90%
Energy 5.15%
Utilities 3.40%
Basic Materials 2.14%
Money Market Funds 1.54%
Other Assets and Liabilities
(0.13)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 2,989 $ 16,784 $ 17,416 $ 2,357
$ 2,989 $ 16,784 $ 17,416 $ 2,357
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 3 5 $ — $ — $ —
$ 3 5 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Real Estate Securities Account
June 30, 2019 (unaudited)
See accompanying notes.
71
COMMON STOCKS - 98.93% Shares Held Value (000's)
Lodging - 2.81%
Extended Stay America Inc 58,773 $ 993
Hilton Worldwide Holdings Inc 34,419 3,364
$ 4,357
REITs - 93.60%
Alexandria Real Estate Equities Inc 48,638 6,862
American Homes 4 Rent 117,715 2,862
American Tower Corp 5,556 1,136
Americold Realty Trust 54,677 1,773
Apartment Investment & Management Co 95,543 4,789
AvalonBay Communities Inc 46,450 9,438
Boston Properties Inc 35,917 4,633
Corporate Office Properties Trust 15,169 400
Cousins Properties Inc 66,697 2,412
Crown Castle International Corp 11,511 1,500
CubeSmart 72,894 2,437
Duke Realty Corp 78,116 2,469
EPR Properties 39,437 2,942
Equinix Inc 19,259 9,712
Equity LifeStyle Properties Inc 22,250 2,700
Equity Residential 20,747 1,575
Essex Property Trust Inc 22,219 6,486
Extra Space Storage Inc 35,380 3,754
First Industrial Realty Trust Inc 37,922 1,393
HCP Inc 57,450 1,837
Healthcare Realty Trust Inc 51,570 1,615
Healthcare Trust of America Inc 152,076 4,171
Industrial Logistics Properties Trust 6,040 126
Invitation Homes Inc 276,346 7,387
Kilroy Realty Corp 44,461 3,282
Physicians Realty Trust 65,631 1,144
Prologis Inc 139,962 11,211
Public Storage 10,722 2,554
Regency Centers Corp 73,521 4,907
Sabra Health Care REIT Inc 87,660 1,726
Saul Centers Inc 13,444 755
Simon Property Group Inc 37,105 5,928
Spirit Realty Capital Inc 42,664 1,820
STORE Capital Corp 138,475 4,596
Sun Communities Inc 34,470 4,419
Sunstone Hotel Investors Inc 174,453 2,392
Tanger Factory Outlet Centers Inc 43,247 701
Taubman Centers Inc 27,290 1,114
Terreno Realty Corp 54,850 2,690
VICI Properties Inc 111,109 2,449
Welltower Inc 100,225 8,171
Weyerhaeuser Co 35,840 944
$ 145,212
Software - 2.52%
InterXion Holding NV
(a)
51,421 3,913
TOTAL COMMON STOCKS $ 153,482
INVESTMENT COMPANIES - 0.73% Shares Held Value (000's)
Money Market Funds - 0.73%
Principal Government Money Market Fund
2.23%
(b),(c)
1,129,310 1,129
TOTAL INVESTMENT COMPANIES $ 1,129
Total Investments $ 154,611
Other Assets and Liabilities -  0.34% 520
TOTAL NET ASSETS - 100.00% $ 155,131
(a) Non-income producing security
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Sector Percent
Financial 93.60%
Consumer, Cyclical 2.81%
Technology 2.52%
Money Market Funds 0.73%
Other Assets and Liabilities
0.34%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
June 30, 2019 (unaudited)
See accompanying notes.
72
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 911 $ 14,566 $ 14,348 $ 1,129
$ 911 $ 14,566 $ 14,348 $ 1,129
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands

Schedule of Investments
SAM Balanced Portfolio
June 30, 2019 (unaudited)
See accompanying notes.
73
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.32%
Principal Government Money Market Fund
2.23%
(a),(b)
2,240,579 $ 2,241
Principal Exchange-Traded Funds - 20.30%
Principal Active Global Dividend Income ETF
(a)
1,237,500 34,662
Principal Active Income ETF
(a)
228,100 9,149
Principal Investment Grade Corporate Active
ETF
(a)
205,200 5,394
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
2,665,200 77,531
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
504,100 15,844
$ 142,580
Principal Funds, Inc. Class R-6 - 53.00%
Blue Chip Fund
(a)
2,339,073 59,598
Diversified International Fund
(a)
6,474,574 79,637
Diversified Real Asset Fund
(a)
2,022,522 23,117
EDGE MidCap Fund
(a)
1,865,761 26,774
Global Multi-Strategy Fund
(a)
2,292,671 24,554
Global Real Estate Securities Fund
(a)
1,994,640 20,445
High Yield Fund
(a)
1,483,616 10,608
Income Fund
(a)
8,793,649 84,859
International Small Company Fund
(a)
788,939 8,505
Origin Emerging Markets Fund
(a)
849,682 9,134
Preferred Securities Fund
(a)
1,832,901 18,494
Real Estate Debt Income Fund
(a)
648,546 6,408
$ 372,133
Principal Funds, Inc. Institutional Class - 8.55%
Inflation Protection Fund
(a)
1,292,279 11,087
Short-Term Income Fund
(a)
3,991,662 48,938
$ 60,025
Principal Variable Contracts Funds, Inc. Class 1 - 17.85%
Equity Income Account
(a)
3,244,068 86,811
Government & High Quality Bond Account
(a)
3,897,832 38,550
$ 125,361
TOTAL INVESTMENT COMPANIES $ 702,340
Total Investments $ 702,340
Other Assets and Liabilities -  (0.02)% (161)
TOTAL NET ASSETS - 100.00% $ 702,179
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 44.60%
Domestic Equity Funds 37.96%
International Equity Funds 10.35%
Specialty Funds 6.79%
Money Market Funds 0.32%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
June 30, 2019 (unaudited)
See accompanying notes.
74
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 54,795 $ 155 $ 9,130 $ 59,598
Diversified International Fund Class R-6 — 78,682 3,186 79,637
Diversified International Fund Institutional Class 71,127 936 78,482 —
Diversified Real Asset Fund 22,409 167 1,728 23,117
EDGE MidCap Fund 24,457 95 2,494 26,774
Equity Income Account 80,186 309 7,074 86,811
Global Multi-Strategy Fund 26,336 14 3,210 24,554
Global Real Estate Securities Fund 20,436 220 3,338 20,445
Government & High Quality Bond Account 40,125 400 3,649 38,550
High Yield Fund 10,242 463 771 10,608
Income Account 79,967 262 83,449 —
Income Fund — 84,245 436 84,859
Inflation Protection Fund 11,152 138 765 11,087
International Emerging Markets Fund 8,258 6 9,276 —
International Small Company Fund 7,392 27 127 8,505
Origin Emerging Markets Fund — 9,284 49 9,134
Preferred Securities Fund 17,967 577 1,362 18,494
Principal Active Global Dividend Income ETF 30,012 — — 34,662
Principal Active Income ETF 8,651 — — 9,149
Principal Government Money Market Fund 2.23% 2,067 7,667 7,493 2,241
Principal Investment Grade Corporate Active ETF 10,579 — 5,922 5,394
Principal U.S. Mega-Cap Multi-Factor Index ETF 66,603 — — 77,531
Principal U.S. Small-Cap Multi-Factor Index ETF 14,004 — — 15,844
Real Estate Debt Income Fund 7,387 131 1,486 6,408
Short-Term Income Fund 50,441 2,124 4,637 48,938
$ 664,593 $ 185,902 $ 228,064 $ 702,340
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 660 $ — $ 13,118
Diversified International Fund Class R-6 — (1) — 4,142
Diversified International Fund Institutional Class — (19) — 6,438
Diversified Real Asset Fund — 17 — 2,252
EDGE MidCap Fund — 43 — 4,673
Equity Income Account — 682 — 12,708
Global Multi-Strategy Fund — 9 — 1,405
Global Real Estate Securities Fund 208 152 — 2,975
Government & High Quality Bond Account — (88) — 1,762
High Yield Fund 314 1 — 673
Income Account — 7,339 — (4,119)
Income Fund 257 2 — 1,048
Inflation Protection Fund 55 (31) — 593
International Emerging Markets Fund — 1,749 — (737)
International Small Company Fund — 6 — 1,207
Origin Emerging Markets Fund — (1) — (100)
Preferred Securities Fund 464 (73) — 1,385
Principal Active Global Dividend Income ETF 185 — — 4,650
Principal Active Income ETF 184 — — 498
Principal Government Money Market Fund 2.23% 26 — — —
Principal Investment Grade Corporate Active ETF 170 153 — 584
Principal U.S. Mega-Cap Multi-Factor Index ETF 405 — — 10,928
Principal U.S. Small-Cap Multi-Factor Index ETF 55 — — 1,840
Real Estate Debt Income Fund 131 3 — 373
Short-Term Income Fund 618 (35) — 1,045
$ 3,072 $ 10,568 $ — $ 69,341
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2019 (unaudited)
See accompanying notes.
75
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.53%
Principal Government Money Market Fund
2.23%
(a),(b)
991,138 $ 991
Principal Exchange-Traded Funds - 13.72%
Principal Active Global Dividend Income ETF
(a)
133,000 3,726
Principal Active Income ETF
(a)
126,800 5,086
Principal Investment Grade Corporate Active
ETF
(a)
73,400 1,929
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
431,800 12,561
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
78,200 2,458
$ 25,760
Principal Funds, Inc. Class R-6 - 54.11%
Blue Chip Fund
(a)
422,673 10,770
Diversified International Fund
(a)
1,172,737 14,425
Diversified Real Asset Fund
(a)
482,124 5,511
EDGE MidCap Fund
(a)
316,120 4,536
Global Diversified Income Fund
(a)
367,672 4,996
Global Multi-Strategy Fund
(a)
635,133 6,802
Global Real Estate Securities Fund
(a)
415,695 4,261
High Yield Fund
(a)
651,025 4,655
Income Fund
(a)
3,453,908 33,330
International Small Company Fund
(a)
146,002 1,574
Origin Emerging Markets Fund
(a)
143,200 1,539
Preferred Securities Fund
(a)
761,326 7,682
Real Estate Debt Income Fund
(a)
153,010 1,512
$ 101,593
Principal Funds, Inc. Institutional Class - 13.72%
Inflation Protection Fund
(a)
571,099 4,900
Short-Term Income Fund
(a)
1,701,666 20,862
$ 25,762
Principal Variable Contracts Funds, Inc. Class 1 - 17.94%
Equity Income Account
(a)
582,354 15,584
Government & High Quality Bond Account
(a)
1,830,332 18,102
$ 33,686
TOTAL INVESTMENT COMPANIES $ 187,792
Total Investments $ 187,792
Other Assets and Liabilities -  (0.02)% (46)
TOTAL NET ASSETS - 100.00% $ 187,746
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 59.90%
Domestic Equity Funds 24.46%
Specialty Funds 9.22%
International Equity Funds 5.91%
Money Market Funds 0.53%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2019 (unaudited)
See accompanying notes.
76
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 9,319 $ 344 $ 1,319 $ 10,770
Diversified International Fund Class R-6 — 13,769 285 14,425
Diversified International Fund Institutional Class 12,173 563 13,647 —
Diversified Real Asset Fund 5,061 156 228 5,511
EDGE MidCap Fund 3,962 186 394 4,536
Equity Income Account 13,827 461 1,068 15,584
Global Diversified Income Fund 4,642 29 4 2 50 4,996
Global Multi-Strategy Fund 6,969 152 699 6,802
Global Real Estate Securities Fund 3,917 243 520 4,261
Government & High Quality Bond Account 17,903 528 1,105 18,102
High Yield Fund 4,362 384 388 4,655
Income Account 29,763 686 31,690 —
Income Fund — 33,055 136 33,330
Inflation Protection Fund 4,746 178 271 4,900
International Emerging Markets Fund 1,347 47 1,561 —
International Small Company Fund 1,335 64 47 1,574
Origin Emerging Markets Fund — 1,556 — 1,539
Preferred Securities Fund 7,074 482 406 7,682
Principal Active Global Dividend Income ETF 3,226 — — 3,726
Principal Active Income ETF 4,809 — — 5,086
Principal Government Money Market Fund 2.23% 897 2,991 2,897 991
Principal Investment Grade Corporate Active ETF 4,251 — 2,608 1,929
Principal U.S. Mega-Cap Multi-Factor Index ETF 10,791 — — 12,561
Principal U.S. Small-Cap Multi-Factor Index ETF 2,172 — — 2,458
Real Estate Debt Income Fund 1,616 54 244 1,512
Short-Term Income Fund 20,485 1,330 1,378 20,862
$ 174,647 $ 57,52 3 $ 61,14 1 $ 187,792
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 49 $ — $ 2,377
Diversified International Fund Class R-6 — (1) — 942
Diversified International Fund Institutional Class — — — 911
Diversified Real Asset Fund — — — 522
EDGE MidCap Fund — 9 — 773
Equity Income Account — (5) — 2,369
Global Diversified Income Fund 126 (1 0 ) — 32 0
Global Multi-Strategy Fund — (24) — 404
Global Real Estate Securities Fund 43 14 — 607
Government & High Quality Bond Account — (50) — 826
High Yield Fund 141 2 — 295
Income Account — 2,107 — (866)
Income Fund 100 1 — 410
Inflation Protection Fund 24 (9) — 256
International Emerging Markets Fund — 312 — (145)
International Small Company Fund — (9) — 231
Origin Emerging Markets Fund — — — (17)
Preferred Securities Fund 192 (19) — 551
Principal Active Global Dividend Income ETF 20 — — 500
Principal Active Income ETF 103 — — 277
Principal Government Money Market Fund 2.23% 11 — — —
Principal Investment Grade Corporate Active ETF 68 67 — 219
Principal U.S. Mega-Cap Multi-Factor Index ETF 66 — — 1,770
Principal U.S. Small-Cap Multi-Factor Index ETF 8 — — 286
Real Estate Debt Income Fund 30 1 — 85
Short-Term Income Fund 260 (9) — 434
$ 1,192 $ 2,42 6 $ — $ 14,33 7
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2019 (unaudited)
See accompanying notes.
77
INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.26%
Principal Government Money Market Fund
2.23%
(a),(b)
862,121 $ 862
Principal Exchange-Traded Funds - 20.85%
Principal Active Global Dividend Income ETF
(a)
378,000 10,588
Principal Investment Grade Corporate Active
ETF
(a)
64,900 1,706
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
1,637,800 47,644
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
333,900 10,494
$ 70,432
Principal Funds, Inc. Class R-6 - 54.76%
Blue Chip Fund
(a)
1,588,873 40,485
Diversified International Fund
(a)
4,550,997 55,977
Diversified Real Asset Fund
(a)
1,059,134 12,106
EDGE MidCap Fund
(a)
1,385,606 19,884
Global Multi-Strategy Fund
(a)
402,369 4,309
Global Real Estate Securities Fund
(a)
1,110,500 11,383
Income Fund
(a)
1,718,016 16,579
International Small Company Fund
(a)
516,086 5,563
Multi-Manager Equity Long/Short Fund
(a)
772,701 7,240
Origin Emerging Markets Fund
(a)
577,249 6,205
Preferred Securities Fund
(a)
521,467 5,262
$ 184,993
Principal Funds, Inc. Institutional Class - 4.48%
Short-Term Income Fund
(a)
1,235,187 15,143
Principal Variable Contracts Funds, Inc. Class 1 - 19.68%
Equity Income Account
(a)
2,128,820 56,967
Government & High Quality Bond Account
(a)
963,003 9,524
$ 66,491
TOTAL INVESTMENT COMPANIES $ 337,921
Total Investments $ 337,921
Other Assets and Liabilities -  (0.03)% (96)
TOTAL NET ASSETS - 100.00% $ 337,825
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 51.94%
Fixed Income Funds 30.85%
International Equity Funds 9.99%
Specialty Funds 6.99%
Money Market Funds 0.26%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2019 (unaudited)
See accompanying notes.
78
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 35,689 $ 376 $ 4,634 $ 40,485
Diversified International Fund Class R-6 — 54,014 759 55,977
Diversified International Fund Institutional Class 47,933 839 53,245 —
Diversified Real Asset Fund 11,715 185 980 12,106
EDGE MidCap Fund 17,707 395 1,666 19,884
Equity Income Account 52,108 575 4,402 56,967
Global Multi-Strategy Fund 5,034 11 995 4,309
Global Real Estate Securities Fund 10,875 153 1,319 11,383
Government & High Quality Bond Account 9,629 297 807 9,524
Income Account 16,085 107 16,840 —
Income Fund — 16,448 73 16,579
International Small Company Fund 4,663 149 24 5,563
Multi-Manager Equity Long/Short Fund 7,946 15 1,233 7,240
Origin Emerging Markets Fund 5,466 118 245 6,205
Preferred Securities Fund 5,137 224 474 5,262
Principal Active Global Dividend Income ETF 9,167 — — 10,588
Principal Government Money Market Fund 2.23% 797 1,319 1,254 862
Principal Investment Grade Corporate Active ETF 2,084 — 552 1,706
Principal U.S. Mega-Cap Multi-Factor Index ETF 40,929 — — 47,644
Principal U.S. Small-Cap Multi-Factor Index ETF 9,276 — — 10,494
Short-Term Income Fund 15,424 661 1,253 15,143
$ 307,664 $ 75,886 $ 90,755 $ 337,921
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 110 $ — $ 8,944
Diversified International Fund Class R-6 — (37) — 2,759
Diversified International Fund Institutional Class — (2) — 4,475
Diversified Real Asset Fund — (17) — 1,203
EDGE MidCap Fund — 35 — 3,413
Equity Income Account — (123) — 8,809
Global Multi-Strategy Fund — 25 — 234
Global Real Estate Securities Fund 114 27 — 1,647
Government & High Quality Bond Account — (40) — 445
Income Account — 1,135 — (487)
Income Fund 49 — — 204
International Small Company Fund — (2) — 777
Multi-Manager Equity Long/Short Fund — (93) — 605
Origin Emerging Markets Fund — 17 — 849
Preferred Securities Fund 134 (15) — 390
Principal Active Global Dividend Income ETF 57 — — 1,421
Principal Government Money Market Fund 2.23% 10 — — —
Principal Investment Grade Corporate Active ETF 35 20 — 154
Principal U.S. Mega-Cap Multi-Factor Index ETF 249 — — 6,715
Principal U.S. Small-Cap Multi-Factor Index ETF 36 — — 1,218
Short-Term Income Fund 190 (10) — 321
$ 874 $ 1,030 $ — $ 44,096
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2019 (unaudited)
See accompanying notes.
79
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.99%
Principal Government Money Market Fund
2.23%
(a),(b)
1,854,374 $ 1,854
Principal Exchange-Traded Funds - 15.77%
Principal Active Global Dividend Income ETF
(a)
505,300 14,154
Principal Active Income ETF
(a)
124,400 4,990
Principal Investment Grade Corporate Active
ETF
(a)
110,300 2,899
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
253,600 7,377
$ 29,420
Principal Funds, Inc. Class R-6 - 46.86%
Blue Chip Fund
(a)
90,050 2,295
EDGE MidCap Fund
(a)
174,052 2,498
Global Diversified Income Fund
(a)
655,288 8,905
Global Real Estate Securities Fund
(a)
622,764 6,383
High Yield Fund
(a)
1,142,741 8,171
Income Fund
(a)
4,834,942 46,657
Preferred Securities Fund
(a)
947,313 9,558
Real Estate Debt Income Fund
(a)
300,601 2,970
$ 87,437
Principal Funds, Inc. Institutional Class - 18.83%
Inflation Protection Fund
(a)
1,387,406 11,904
Short-Term Income Fund
(a)
1,894,468 23,226
$ 35,130
Principal Variable Contracts Funds, Inc. Class 1 - 17.57%
Equity Income Account
(a)
452,329 12,104
Government & High Quality Bond Account
(a)
2,089,947 20,670
$ 32,774
TOTAL INVESTMENT COMPANIES $ 186,615
Total Investments $ 186,615
Other Assets and Liabilities -  (0.02)% (45)
TOTAL NET ASSETS - 100.00% $ 186,570
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Fixed Income Funds 70.24%
Domestic Equity Funds 13.01%
International Equity Funds 11.01%
Specialty Funds 4.77%
Money Market Funds 0.99%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2019 (unaudited)
See accompanying notes.
80
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 1,887 $ 338 $ 452 $ 2,295
EDGE MidCap Fund 2,515 106 609 2,498
Equity Income Account 11,253 314 1,348 12,104
Global Diversified Income Fund 8,979 42 6 1,08 7 8,905
Global Real Estate Securities Fund 6,772 131 1,561 6,383
Government & High Quality Bond Account 21,000 850 2,079 20,670
High Yield Fund 7,655 1,728 1,719 8,171
Income Account 42,682 635 45,071 —
Income Fund — 46,634 557 46,657
Inflation Protection Fund 12,205 315 1,236 11,904
Preferred Securities Fund 9,184 642 947 9,558
Principal Active Global Dividend Income ETF 12,255 — — 14,154
Principal Active Income ETF 5,670 — 986 4,990
Principal Government Money Market Fund 2.23% 1,632 4,831 4,609 1,854
Principal Investment Grade Corporate Active ETF 5,868 — 3,373 2,899
Principal U.S. Mega-Cap Multi-Factor Index ETF 6,337 — — 7,377
Real Estate Debt Income Fund 3,406 120 733 2,970
Short-Term Income Fund 23,258 1,425 1,935 23,226
$ 182,558 $ 58,49 5 $ 68,30 2 $ 186,615
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ (9) $ — $ 531
EDGE MidCap Fund — 2 — 484
Equity Income Account — 413 — 1,472
Global Diversified Income Fund 235 1 — 58 6
Global Real Estate Securities Fund 67 108 — 933
Government & High Quality Bond Account — (67) — 966
High Yield Fund 236 19 — 488
Income Account — 3,169 — (1,415)
Income Fund 142 2 — 578
Inflation Protection Fund 59 (35) — 655
Preferred Securities Fund 242 (44) — 723
Principal Active Global Dividend Income ETF 75 — — 1,899
Principal Active Income ETF 121 3 — 303
Principal Government Money Market Fund 2.23% 22 — — —
Principal Investment Grade Corporate Active ETF 94 86 — 318
Principal U.S. Mega-Cap Multi-Factor Index ETF 38 — — 1,040
Real Estate Debt Income Fund 62 4 — 173
Short-Term Income Fund 292 (9) — 487
$ 1,685 $ 3,64 3 $ — $ 10,22 1
Amounts in thousands

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2019 (unaudited)
See accompanying notes.
81
INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.40%
Principal Government Money Market Fund
2.23%
(a),(b)
1,170,922 $ 1,171
Principal Exchange-Traded Funds - 20.24%
Principal Active Global Dividend Income ETF
(a)
578,000 16,190
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
1,056,500 30,734
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
389,100 12,229
$ 59,153
Principal Funds, Inc. Class R-6 - 60.69%
Blue Chip Fund
(a)
1,774,136 45,205
Diversified International Fund
(a)
5,139,556 63,217
EDGE MidCap Fund
(a)
1,352,814 19,413
Global Real Estate Securities Fund
(a)
1,535,045 15,734
International Small Company Fund
(a)
686,168 7,397
LargeCap Growth Fund I
(a)
697,491 10,978
Origin Emerging Markets Fund
(a)
1,432,984 15,405
$ 177,349
Principal Variable Contracts Funds, Inc. Class 1 - 18.70%
Equity Income Account
(a)
2,042,277 54,651
TOTAL INVESTMENT COMPANIES $ 292,324
Total Investments $ 292,324
Other Assets and Liabilities -  (0.03)% (77)
TOTAL NET ASSETS - 100.00% $ 292,247
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Fund Type Percent
Domestic Equity Funds 59.27%
Fixed Income Funds 21.63%
International Equity Funds 18.73%
Money Market Funds 0.40%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
June 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 37,817 $ 636 $ 2,950 $ 45,205
Diversified International Fund Class R-6 — 62,051 1,091 63,217
Diversified International Fund Institutional Class 48,705 809 54,608 —
EDGE MidCap Fund 16,394 620 809 19,413
Equity Income Account 48,144 863 2,479 54,651
Global Real Estate Securities Fund 14,841 313 1,704 15,734
International Small Company Fund 4,479 2,217 73 7,397
LargeCap Growth Fund I — 11,017 — 10,978
Origin Emerging Markets Fund 8,731 5,510 355 15,405
Principal Active Global Dividend Income ETF 14,018 — — 16,190
Principal Active Income ETF 11,476 — 11,931 —
Principal Government Money Market Fund 2.23% 798 21,204 20,831 1,171
Principal U.S. Mega-Cap Multi-Factor Index ETF 33,899 — 8,767 30,734
Principal U.S. Small-Cap Multi-Factor Index ETF 10,392 465 — 12,229
Short-Term Income Fund 5,121 2,677 7,923 —
$ 254,815 $ 108,382 $ 113,521 $ 292,324
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ (143) $ — $ 9,845
Diversified International Fund Class R-6 — (45) — 2,302
Diversified International Fund Institutional Class — (42) — 5,136
EDGE MidCap Fund — (37) — 3,245
Equity Income Account — (97) — 8,220
Global Real Estate Securities Fund 157 28 — 2,256
International Small Company Fund — (2) — 776
LargeCap Growth Fund I — — — (39)
Origin Emerging Markets Fund — (1) — 1,520
Principal Active Global Dividend Income ETF 86 — — 2,172
Principal Active Income ETF 212 22 — 433
Principal Government Money Market Fund 2.23% 14 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 206 661 — 4,941
Principal U.S. Small-Cap Multi-Factor Index ETF 41 — — 1,372
Short-Term Income Fund 69 72 — 53
$ 785 $ 416 $ — $ 42,232
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.
82
INVESTMENT COMPANIES - 1.96% Shares Held Value (000's)
Money Market Funds - 1.96%
BlackRock Liquidity FedFund 2.26%
(a),(b)
525,319 $ 525
Principal Government Money Market Fund
2.23%
(a),(c)
2,044,811 2,045
$ 2,570
TOTAL INVESTMENT COMPANIES $ 2,570
BONDS - 97.27%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.04%
General Dynamics Corp
2.88%, 05/11/2020 $ 200 $ 201
3.00%, 05/11/2021 250 254
Northrop Grumman Corp
2.08%, 10/15/2020 150 150
Rockwell Collins Inc
3.20%, 03/15/2024 250 257
United Technologies Corp
1.50%, 11/01/2019 400 399
1.90%, 05/04/2020 100 100
$ 1,361
Airlines - 0.60%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 260 273
Continental Airlines 2009-2 Class A Pass Through
Trust
7.25%, 05/10/2021 181 183
Delta Air Lines 2009-1 Class A Pass Through
Trust
7.75%, 06/17/2021 111 113
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 215 219
$ 788
Automobile Asset Backed Securities - 9.11%
AmeriCredit Automobile Receivables Trust
2015-2
3.00%, 06/08/2021 792 793
AmeriCredit Automobile Receivables Trust
2017-4
1.83%, 05/18/2021 11 11
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 250 252
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 200 203
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 405 406
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 300 301
2.97%, 11/20/2023 200 203
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 400 401
2.43%, 09/19/2022 200 200
Bank of The West Auto Trust 2017-1
1.78%, 02/15/2021
(d)
23 23
Bank of The West Auto Trust 2018-1
3.09%, 04/15/2021
(d)
344 344
Capital Auto Receivables Asset Trust 2018-1
2.54%, 10/20/2020
(d)
94 94
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(d)
449 450
3.27%, 06/20/2023
(d)
250 252
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020
(d)
56 56
CPS Auto Receivables Trust 2017-D
1.87%, 03/15/2021
(d)
4 4
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021
(d)
40 40
CPS Auto Receivables Trust 2018-B
2.72%, 09/15/2021
(d)
128 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
$ 350 $ 351
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
192 193
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
228 229
CPS Auto Trust
2.87%, 09/15/2021
(d)
223 223
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
173 173
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
750 748
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
500 506
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
400 419
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 314
OneMain Direct Auto Receivables Trust 2017-2
2.31%, 12/14/2021
(d)
296 296
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
500 507
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 776
Santander Drive Auto Receivables Trust 2018-3
2.78%, 03/15/2021 39 39
Santander Drive Auto Receivables Trust 2018-4
2.73%, 04/15/2021 47 47
3.01%, 03/15/2022 200 200
Santander Drive Auto Receivables Trust 2018-5
2.97%, 07/15/2021 236 236
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01/18/2022 200 200
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
233 232
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
250 253
Westlake Automobile Receivables Trust 2018-1
2.24%, 12/15/2020
(d)
80 80
Westlake Automobile Receivables Trust 2018-2
2.84%, 09/15/2021
(d)
92 92
3.20%, 01/16/2024
(d)
200 201
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
235 236
3.32%, 10/16/2023
(d)
300 303
Westlake Automobile Receivables Trust 2019-1
3.51%, 05/16/2022
(d)
300 302
3.81%, 10/17/2022
(d)
350 354
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
265 266
$ 11,937
Automobile Floor Plan Asset Backed Securities - 1.46%
Ally Master Owner Trust
2.70%, 01/17/2023 500 503
3.29%, 05/15/2023 500 511
Navistar Financial Dealer Note Master Owner
Trust II
3.03%, 09/25/2023
(d)
250 250
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
2.89%, 11/15/2022
(d)
250 251
1.00 x 1 Month USD LIBOR + 0.50%
2.91%, 07/17/2023
(d)
400 401
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,916
Automobile Manufacturers - 1.24%
Daimler Finance North America LLC
1.75%, 10/30/2019
(d)
350 349

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.
83
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
3.44%, 04/09/2021 $ 300 $ 300
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
2.20%, 09/15/2019 323 323
3.10%, 05/10/2021 250 254
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 404
$ 1,630
Banks - 18.76%
Bank of America Corp
2.50%, 10/21/2022 500 501
2.63%, 10/19/2020 250 251
3.00%, 12/20/2023
(e)
430 438
3 Month USD LIBOR + 0.79%
3.75%, 01/20/2023 350 354
3 Month USD LIBOR + 1.16%
4.20%, 08/26/2024 500 531
Bank of New York Mellon Corp/The
2.50%, 04/15/2021 300 302
3.63%, 10/30/2023 500 509
3 Month USD LIBOR + 1.05%
BB&T Corp
2.05%, 05/10/2021 200 199
3.24%, 04/01/2022 100 101
3 Month USD LIBOR + 0.65%
BNP Paribas SA
3.50%, 03/01/2023
(d)
250 257
Branch Banking & Trust Co
2.10%, 01/15/2020 600 599
2.63%, 01/15/2022 600 604
Capital One NA
3.21%, 09/13/2019 500 500
3 Month USD LIBOR + 0.77%
3.73%, 01/30/2023 600 605
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03/30/2021 900 905
3.50%, 05/15/2023 250 258
3.54%, 04/25/2022 200 202
3 Month USD LIBOR + 0.96%
4.00%, 08/05/2024 274 289
4.04%, 06/01/2024
(e)
250 264
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
500 525
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 600 604
3.65%, 01/25/2024 200 210
4.30%, 01/16/2024 400 427
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/2019 250 250
2.25%, 06/14/2021 300 300
Goldman Sachs Group Inc /The
2.30%, 12/13/2019 400 400
3.00%, 04/26/2022 950 959
3.75%, 04/23/2020 400 402
3 Month USD LIBOR + 1.16%
HSBC Holdings PLC
3.95%, 05/18/2024
(e)
250 262
3 Month USD LIBOR + 0.99%
ING Groep NV
3.15%, 03/29/2022 450 458
JPMorgan Chase & Co
2.30%, 08/15/2021 250 250
3.48%, 04/25/2023 500 502
3 Month USD LIBOR + 0.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.81%, 10/24/2023 $ 500 $ 508
3 Month USD LIBOR + 1.23%
4.25%, 10/15/2020 750 768
KeyBank NA/Cleveland OH
2.40%, 06/09/2022 400 401
3.30%, 02/01/2022 250 257
KeyCorp
5.10%, 03/24/2021 488 510
Morgan Stanley
3.10%, 02/10/2021 300 300
3 Month USD LIBOR + 0.55%
3.98%, 10/24/2023 1,400 1,427
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 300 316
PNC Bank NA
2.00%, 05/19/2020 500 499
2.70%, 11/01/2022 600 606
3.08%, 07/27/2022 400 401
3 Month USD LIBOR + 0.50%
PNC Financial Services Group Inc /The
3.90%, 04/29/2024 150 158
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(e)
250 259
3 Month USD LIBOR + 1.76%
State Street Corp
3.10%, 05/15/2023 688 706
SunTrust Bank/Atlanta GA
2.45%, 08/01/2022 600 602
3.17%, 08/02/2022 250 250
3 Month USD LIBOR + 0.59%
SunTrust Banks Inc
2.90%, 03/03/2021 500 504
UBS AG/London
2.20%, 06/08/2020
(d)
500 499
UBS Group Funding Switzerland AG
3.49%, 05/23/2023
(d)
300 308
US Bancorp
3.60%, 09/11/2024 350 368
US Bank NA/Cincinnati OH
2.00%, 01/24/2020 400 399
2.05%, 10/23/2020 300 299
Wells Fargo & Co
3.07%, 01/24/2023 1,000 1,016
$ 24,579
Beverages - 1.03%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 500 542
Keurig Dr Pepper Inc
3.55%, 05/25/2021 250 255
PepsiCo Inc
1.35%, 10/04/2019 350 349
2.15%, 10/14/2020 200 200
$ 1,346
Biotechnology - 1.55%
Amgen Inc
2.20%, 05/11/2020 200 200
2.65%, 05/11/2022 400 403
Biogen Inc
2.90%, 09/15/2020 500 502
Celgene Corp
3.25%, 08/15/2022 250 257
3.63%, 05/15/2024 350 367
Gilead Sciences Inc
1.85%, 09/20/2019 300 300
$ 2,029

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.
84
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.51%
Martin Marietta Materials Inc
2.89%, 12/20/2019 $ 300 $ 300
3 Month USD LIBOR + 0.50%
4.25%, 07/02/2024 349 370
$ 670
Chemicals - 1.06%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
250 247
Celanese US Holdings LLC
3.50%, 05/08/2024 200 206
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05/01/2020
(d)
168 168
3.30%, 05/01/2023
(d)
200 204
DuPont de Nemours Inc
3.63%, 11/15/2023 250 252
3 Month USD LIBOR + 1.11%
International Flavors & Fragrances Inc
3.40%, 09/25/2020 100 101
Westlake Chemical Corp
3.60%, 07/15/2022 200 204
$ 1,382
Commercial Mortgage Backed Securities - 1.20%
Ginnie Mae
0.46%, 09/16/2055
(f),(g)
2,809 84
0.68%, 01/16/2054
(f),(g)
2,597 84
0.70%, 10/16/2054
(f),(g)
3,197 100
0.84%, 02/16/2055
(f),(g)
5,388 172
0.87%, 01/16/2055
(f),(g)
5,535 218
0.90%, 06/16/2045
(f),(g)
933 47
1.37%, 12/16/2036
(f),(g)
1,970 101
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 443 440
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 327 323
$ 1,569
Computers - 0.77%
Apple Inc
1.90%, 02/07/2020 200 200
2.50%, 02/09/2022 150 152
International Business Machines Corp
2.25%, 02/19/2021 250 250
2.80%, 05/13/2021 200 202
3.00%, 05/15/2024 200 205
$ 1,009
Diversified Financial Services - 1.25%
American Express Co
2.75%, 05/20/2022 200 202
3.00%, 02/22/2021 250 253
3.70%, 11/05/2021 150 154
Capital One Financial Corp
3.90%, 01/29/2024 100 105
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d)
721 719
USAA Capital Corp
2.63%, 06/01/2021
(d)
200 202
$ 1,635
Electric - 5.49%
Alabama Power Co
2.45%, 03/30/2022 250 251
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
200 208
Black Hills Corp
4.25%, 11/30/2023 500 529
CenterPoint Energy Inc
3.60%, 11/01/2021 300 308
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
2.58%, 07/01/2020 $ 200 $ 200
2.72%, 08/15/2021
(g)
200 200
2.96%, 07/01/2019
(g)
650 650
3.07%, 08/15/2024
(g)
200 202
DTE Energy Co
2.60%, 06/15/2022 200 201
Duke Energy Florida LLC
1.85%, 01/15/2020 400 399
3.10%, 08/15/2021 250 254
Emera US Finance LP
2.70%, 06/15/2021 300 301
Exelon Corp
3.50%, 06/01/2022 500 512
Fortis Inc /Canada
2.10%, 10/04/2021 633 628
Indiantown Cogeneration LP
9.77%, 12/15/2020 96 99
LG&E & KU Energy LLC
4.38%, 10/01/2021 310 321
NextEra Energy Capital Holdings Inc
2.90%, 04/01/2022 150 153
3.15%, 04/01/2024 150 154
Public Service Enterprise Group Inc
2.88%, 06/15/2024 100 101
San Diego Gas & Electric Co
1.91%, 02/01/2022 87 85
Sempra Energy
2.40%, 02/01/2020 250 250
3.10%, 01/15/2021 500 498
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 177 174
Tucson Electric Power Co
3.05%, 03/15/2025 100 101
WEC Energy Group Inc
3.38%, 06/15/2021 400 408
$ 7,187
Electronics - 0.53%
Fortive Corp
2.35%, 06/15/2021 300 299
Honeywell International Inc
1.85%, 11/01/2021 400 398
$ 697
Environmental Control - 0.08%
Waste Management Inc
2.95%, 06/15/2024 100 103
Finance - Mortgage Loan/Banker - 8.82%
Fannie Mae
1.38%, 02/26/2021 500 496
1.88%, 12/28/2020 1,000 1,000
1.88%, 09/24/2026 2,400 2,375
2.00%, 01/05/2022 500 503
2.00%, 10/05/2022 1,000 1,007
2.38%, 01/19/2023 1,000 1,020
2.50%, 02/05/2024
(h)
500 515
2.63%, 09/06/2024 1,500 1,556
2.88%, 09/12/2023 500 521
Freddie Mac
2.38%, 02/16/2021 1,000 1,009
2.75%, 06/19/2023 1,500 1,553
$ 11,555
Food - 1.34%
Conagra Brands Inc
3.34%, 10/22/2020 250 250
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 100 103

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.
85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co
3.12%, 02/10/2021 $ 400 $ 399
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 150 157
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019
(d)
500 498
Tyson Foods Inc
2.25%, 08/23/2021 150 150
2.97%, 08/21/2020 200 200
3 Month USD LIBOR + 0.45%
$ 1,757
Healthcare - Services - 0.59%
Cigna Holding Co
4.00%, 02/15/2022 100 104
Humana Inc
2.50%, 12/15/2020 100 100
Roche Holdings Inc
2.67%, 09/30/2019
(d)
323 323
3 Month USD LIBOR + 0.34%
UnitedHealth Group Inc
1.95%, 10/15/2020 250 249
$ 776
Housewares - 0.16%
Newell Brands Inc
3.85%, 04/01/2023 200 203
Insurance - 3.91%
Allstate Corp/The
2.96%, 03/29/2023 250 249
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03/15/2023 500 508
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 804
MassMutual Global Funding II
1.55%, 10/11/2019
(d)
350 349
2.00%, 04/15/2021
(d)
450 449
Metropolitan Life Global Funding I
1.95%, 09/15/2021
(d)
470 466
2.84%, 06/12/2020
(d)
250 251
3 Month USD LIBOR + 0.40%
2.99%, 09/07/2020
(d)
250 251
United States Secured Overnight Financing
Rate + 0.57%
New York Life Global Funding
1.95%, 02/11/2020
(d)
400 399
2.00%, 04/13/2021
(d)
400 399
2.97%, 06/10/2022
(d)
1,000 1,003
3 Month USD LIBOR + 0.52%
$ 5,128
Internet - 0.21%
Amazon.com Inc
2.60%, 12/05/2019 273 273
Machinery - Construction & Mining - 0.23%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 300 304
Machinery - Diversified - 0.27%
John Deere Capital Corp
2.05%, 03/10/2020 350 350
Media - 0.19%
Comcast Corp
3.30%, 10/01/2020 250 253
Mining - 0.16%
Glencore Funding LLC
4.13%, 05/30/2023
(d)
200 208
Miscellaneous Manufacturers - 0.77%
General Electric Co
5.50%, 01/08/2020 150 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 $ 500 $ 503
Siemens Financieringsmaatschappij NV
2.20%, 03/16/2020
(d)
350 350
$ 1,005
Mortgage Backed Securities - 8.93%
Alternative Loan Trust 2004-J8
6.00%, 02/25/2017 4 4
CHL Mortgage Pass-Through Trust 2003-46
4.32%, 01/19/2034
(g)
32 32
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 1 1
CSFB Mortgage-Backed Pass-Through
Certificates Series 2004-AR4
3.36%, 05/25/2034 12 12
1.00 x 1 Month USD LIBOR + 0.96%
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(g)
492 497
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(g)
413 419
JP Morgan Mortgage Trust 2004-A3
4.66%, 07/25/2034
(g)
20 20
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 29 29
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(g)
556 564
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(g)
372 378
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(g)
380 385
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(g)
205 208
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(g)
431 437
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(g)
259 262
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(g)
337 342
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(g)
333 338
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(g)
500 509
PHH Mortgage Trust Series 2008-CIM1
5.22%, 06/25/2038 83 83
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 29 29
Provident Funding Mortgage Loan Trust 2005-1
2.98%, 05/25/2035 76 76
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(g)
695 706
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(g)
458 466
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(g)
737 753
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(g)
628 637
RALI Series 2003-QS23 Trust
5.00%, 12/26/2018 1 1
RBSSP Resecuritization Trust 2009-7
2.83%, 06/26/2037
(d)
15 15
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(g)
41 40
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(g)
272 268

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.
86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(g)
$ 390 $ 397
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(g)
189 192
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(g)
337 342
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(g)
253 257
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(g)
432 439
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(g)
164 167
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(g)
201 206
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(g)
614 625
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(g)
164 166
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(g)
159 162
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(g)
370 376
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(g)
433 440
4.00%, 11/25/2048
(d),(g)
416 421
$ 11,701
Oil & Gas - 1.24%
Chevron Corp
2.90%, 03/03/2024 250 258
Cimarex Energy Co
4.38%, 06/01/2024 250 265
Phillips 66
3.35%, 04/15/2020
(d)
300 300
3 Month USD LIBOR + 0.75%
Shell International Finance BV
2.13%, 05/11/2020 505 505
2.38%, 08/21/2022 300 302
$ 1,630
Oil & Gas Services - 0.19%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 250 253
Other Asset Backed Securities - 6.96%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
500 503
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
63 63
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
468 472
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
650 651
Drug Royalty II LP 2
3.48%, 07/15/2023
(d)
96 96
Drug Royalty III LP 1
3.98%, 04/15/2027
(d)
65 65
4.27%, 10/15/2031
(d)
227 233
5.29%, 04/15/2027
(d)
144 145
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
169 170
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
400 402
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
210 209
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
179 177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
$ 412 $ 424
PFS Financing Corp
2.40%, 10/17/2022
(d)
300 301
2.86%, 10/15/2021
(d)
200 200
1.00 x 1 Month USD LIBOR + 0.47%
2.86%, 04/15/2024
(d)
250 253
3.19%, 04/17/2023
(d)
250 254
Verizon Owner Trust 2016-1
1.42%, 01/20/2021
(d)
41 41
Verizon Owner Trust 2016-2
1.68%, 05/20/2021
(d)
374 373
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
177 177
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
750 748
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
300 300
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
500 503
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 600 612
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 500 509
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 500 501
Volvo Financial Equipment LLC Series 2018-1
2.26%, 09/15/2020
(d)
101 101
2.76%, 10/17/2022
(d)
100 101
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
300 305
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036
(d)
218 227
$ 9,116
Packaging & Containers - 0.15%
Packaging Corp of America
2.45%, 12/15/2020 200 200
Pharmaceuticals - 1.68%
AbbVie Inc
2.30%, 05/14/2021 200 199
2.50%, 05/14/2020 336 336
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 208
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
150 153
Cigna Corp
3.40%, 09/17/2021
(d)
389 397
CVS Health Corp
3.13%, 03/09/2020 200 201
Mead Johnson Nutrition Co
3.00%, 11/15/2020 250 252
Merck & Co Inc
2.90%, 03/07/2024 200 207
Pfizer Inc
2.80%, 03/11/2022 250 254
$ 2,207
Pipelines - 2.36%
Buckeye Partners LP
4.15%, 07/01/2023 400 389
Columbia Pipeline Group Inc
3.30%, 06/01/2020 168 169
Enterprise Products Operating LLC
3.50%, 02/01/2022 500 513
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
250 257
Kinder Morgan Inc /DE
3.88%, 01/15/2023 500 505
3 Month USD LIBOR + 1.28%

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.
87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Partners LP
5.00%, 09/15/2023 $ 325 $ 351
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
200 207
TransCanada PipeLines Ltd
4.73%, 05/15/2067 900 694
3 Month USD LIBOR + 2.21%
$ 3,085
REITs - 1.79%
Alexandria Real Estate Equities Inc
2.75%, 01/15/2020 250 250
3.90%, 06/15/2023 250 262
CubeSmart LP
4.38%, 12/15/2023 92 97
Healthcare Realty Trust Inc
3.75%, 04/15/2023 365 373
Hospitality Properties Trust
4.50%, 06/15/2023 200 207
Omega Healthcare Investors Inc
4.95%, 04/01/2024 250 265
SBA Tower Trust
2.88%, 07/15/2046
(d)
150 150
3.17%, 04/09/2047
(d)
400 403
Welltower Inc
3.75%, 03/15/2023 80 84
4.95%, 01/15/2021 250 258
$ 2,349
Retail - 0.96%
Home Depot Inc /The
1.80%, 06/05/2020 500 498
McDonald's Corp
2.75%, 12/09/2020 500 503
Walmart Inc
1.75%, 10/09/2019 100 100
1.90%, 12/15/2020 150 150
$ 1,251
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
( i )
200 2
Semiconductors - 0.96%
Broadcom Corp / Broadcom Cayman Finance Ltd
2.38%, 01/15/2020 600 599
3.00%, 01/15/2022 200 200
Microchip Technology Inc
4.33%, 06/01/2023 200 209
QUALCOMM Inc
2.60%, 01/30/2023 250 251
$ 1,259
Software - 1.07%
Microsoft Corp
1.10%, 08/08/2019 250 250
1.85%, 02/12/2020 400 399
Oracle Corp
1.90%, 09/15/2021 200 199
2.25%, 10/08/2019 250 250
VMware Inc
2.95%, 08/21/2022 300 302
$ 1,400
Student Loan Asset Backed Securities - 5.76%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
320 329
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
313 324
Keycorp Student Loan Trust 2000-b
2.89%, 07/25/2029 388 384
1.00 x 3 Month USD LIBOR + 0.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
KeyCorp Student Loan Trust 2003-A
3.11%, 01/25/2037 $ 653 $ 641
1.00 x 3 Month USD LIBOR + 0.53%
Navient Private Education Loan Trust 2014-CT
3.09%, 09/16/2024
(d)
53 53
1.00 x 1 Month USD LIBOR + 0.70%
Navient Private Education Loan Trust 2017-A
2.79%, 12/16/2058
(d)
61 61
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Loan Trust 2018-B
2.74%, 12/15/2059
(d)
106 106
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
234 234
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
164 166
Navient Private Education Refi Loan Trust
2018-D
2.69%, 12/15/2059
(d)
222 222
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
87 87
3.42%, 01/15/2043
(d)
100 103
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
500 503
Navient Private Education Refi Loan Trust
2019-D
2.77%, 12/15/2059
(d)
250 250
1.00 x 1 Month USD LIBOR + 0.40%
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
792 802
Navient Student Loan Trust 2019-B
2.79%, 12/15/2059
(d)
214 213
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2002-A
2.96%, 12/16/2030 302 302
1.00 x 3 Month USD LIBOR + 0.55%
SLM Private Credit Student Loan Trust 2004-A
2.81%, 06/15/2033 126 125
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.74%, 03/15/2024 385 384
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
2.70%, 06/15/2039 769 747
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.61%, 12/15/2039 302 295
1.00 x 3 Month USD LIBOR + 0.20%
SLM Private Education Loan Trust 2013-B
1.85%, 06/17/2030
(d)
42 42
SMB Private Education Loan Trust 2017-B
2.66%, 06/17/2024
(d)
63 63
1.00 x 1 Month USD LIBOR + 0.27%
SMB Private Education Loan Trust 2018-A
2.74%, 03/16/2026
(d)
394 394
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-B
2.71%, 12/16/2024
(d)
128 128
1.00 x 1 Month USD LIBOR + 0.32%
SMB Private Education Loan Trust 2018-C
2.69%, 09/15/2025
(d)
136 136
1.00 x 1 Month USD LIBOR + 0.30%

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.
88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2019-A
2.74%, 02/16/2026
(d)
$ 197 $ 197
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
2.76%, 07/15/2026
(d)
250 250
1.00 x 1 Month USD LIBOR + 0.35%
$ 7,541
Telecommunications - 2.42%
AT&T Inc
3.42%, 02/15/2023 250 247
3 Month USD LIBOR + 0.89%
3.60%, 02/17/2023 200 208
Cisco Systems Inc
2.20%, 02/28/2021 250 250
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
272 275
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
422 422
4.74%, 03/20/2025
(d)
950 986
Verizon Communications Inc
3.07%, 05/22/2020 200 201
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 550 575
$ 3,164
Transportation - 0.31%
Ryder System Inc
2.25%, 09/01/2021 200 199
3.75%, 06/09/2023 200 208
$ 407
Trucking & Leasing - 0.16%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
200 206
TOTAL BONDS $ 127,421
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.25%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
4.76%, 09/01/2035 11 12
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
$ 12
Federal National Mortgage Association (FNMA) - 0.08%
4.17%, 04/01/2033 27 28
1.00 x 6 Month USD LIBOR + 1.51%
4.40%, 07/01/2034 15 16
1.00 x 12 Month USD LIBOR + 1.65%
4.42%, 08/01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.63%
4.57%, 02/01/2037 21 22
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.10%
4.77%, 12/01/2032 4 4
1.00 x 12 Month USD LIBOR + 1.64%
4.79%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.87%, 01/01/2035 7 7
1.00 x 12 Month USD LIBOR + 1.75%
4.89%, 02/01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
5.00%, 12/01/2033 12 12
1.00 x 6 Month USD LIBOR + 2.25%
8.00%, 05/01/2027 5 6
$ 107
Government National Mortgage Association (GNMA) - 0.00%
10.00%, 06/15/2020 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 1.16%
1.63%, 05/15/2026 $ 900 $ 886
2.63%, 05/15/2021 500 507
2.63%, 06/15/2021 125 127
$ 1,520
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,640
Total Investments $ 131,631
Other Assets and Liabilities -  (0.48)% (635)
TOTAL NET ASSETS - 100.00% $ 130,996
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $525 or
0.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $46,010 or 35.12% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security or a portion of the security was on loan at the end of the period.
( i ) Non-income producing security
Portfolio Summary (unaudited)
Sector Percent
Financial 25.71%
Asset Backed Securities 23.29%
Mortgage Securities 10.22%
Government 9.98%
Consumer, Non-cyclical 6.19%
Utilities 5.49%
Industrial 4.05%
Energy 3.79%
Consumer, Cyclical 2.96%
Communications 2.82%
Technology 2.80%
Money Market Funds 1.96%
Basic Materials 1.22%
Other Assets and Liabilities
(0.48)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Short-Term Income Account
June 30, 2019 (unaudited)
See accompanying notes.
89
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 4,856 $ 31,310 $ 34,121 $ 2,045
$ 4,856 $ 31,310 $ 34,121 $ 2,045
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 32 $ — $ — $ —
$ 32 $ — $ — $ —
Amounts in thousands

Schedule of Investments
SmallCap Account
June 30, 2019 (unaudited)
See accompanying notes.
90
COMMON STOCKS - 95.68% Shares Held Value (000's)
Aerospace & Defense - 1.35%
Aerojet Rocketdyne Holdings Inc
(a)
57,900 $ 2,592
Agriculture - 1.18%
Darling Ingredients Inc
(a)
113,800 2,264
Automobile Parts & Equipment - 0.79%
Modine Manufacturing Co
(a)
48,300 691
Visteon Corp
(a)
14,200 832
$ 1,523
Banks - 8.08%
Atlantic Union Bankshares Corp 38,000 1,343
BancFirst Corp 10,200 568
Cathay General Bancorp 67,700 2,431
First Interstate BancSystem Inc 29,800 1,180
First Merchants Corp 32,400 1,228
Flagstar Bancorp Inc 35,800 1,186
Franklin Financial Network Inc 21,700 605
Great Western Bancorp Inc 40,400 1,443
IBERIABANK Corp 33,340 2,529
Independent Bank Corp/MI 21,900 477
Lakeland Bancorp Inc 23,150 374
United Community Banks Inc /GA 75,120 2,145
$ 15,509
Biotechnology - 3.71%
Acceleron Pharma Inc
(a)
18,600 764
Allogene Therapeutics Inc
(a),(b)
21,700 583
Bluebird Bio Inc
(a)
6,100 776
Denali Therapeutics Inc
(a)
33,000 685
DNIB Unwind Inc - Warrants
(a),(c),(d)
1,938 —
FibroGen Inc
(a)
20,700 935
Insmed Inc
(a)
34,700 888
MacroGenics Inc
(a)
32,200 547
Magenta Therapeutics Inc
(a)
35,800 528
Precision BioSciences Inc
(a)
20,076 266
Seattle Genetics Inc
(a)
11,952 827
Spark Therapeutics Inc
(a)
3,215 329
$ 7,128
Chemicals - 0.81%
Cabot Corp 32,560 1,553
Commercial Services - 6.71%
AMN Healthcare Services Inc
(a)
48,900 2,653
Brink's Co/The 25,600 2,078
HMS Holdings Corp
(a)
72,300 2,342
ICF International Inc 23,700 1,725
K12 Inc
(a)
56,500 1,718
Korn Ferry 24,300 974
Medifast Inc 10,760 1,381
$ 12,871
Computers - 3.98%
CACI International Inc
(a)
13,800 2,823
ExlService Holdings Inc
(a)
23,500 1,554
Perspecta Inc 85,800 2,009
PlayAGS Inc
(a)
43,315 843
Tenable Holdings Inc
(a)
14,510 414
$ 7,643
Consumer Products - 0.56%
Central Garden & Pet Co - A Shares
(a)
43,720 1,077
Diversified Financial Services - 3.21%
Hamilton Lane Inc 23,546 1,343
LPL Financial Holdings Inc 12,100 987
Piper Jaffray Cos 18,650 1,385
Stifel Financial Corp 41,495 2,451
$ 6,166
Electric - 2.86%
PNM Resources Inc 53,180 2,707
Portland General Electric Co 51,500 2,790
$ 5,497
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1.14%
EnerSys 26,300 $ 1,802
nLight Inc
(a)
19,890 382
$ 2,184
Electronics - 2.75%
Advanced Energy Industries Inc
(a)
29,500 1,660
SYNNEX Corp 22,500 2,214
Vishay Intertechnology Inc 84,713 1,399
$ 5,273
Engineering & Construction - 2.74%
BrightView Holdings Inc
(a)
73,700 1,379
MasTec Inc
(a)
54,700 2,819
Tutor Perini Corp
(a)
75,800 1,051
$ 5,249
Entertainment - 2.44%
Eldorado Resorts Inc
(a)
53,300 2,456
Golden Entertainment Inc
(a)
47,600 666
Vail Resorts Inc 7,000 1,562
$ 4,684
Environmental Control - 2.95%
Advanced Disposal Services Inc
(a)
72,708 2,320
Energy Recovery Inc
(a)
45,810 478
Tetra Tech Inc 36,400 2,859
$ 5,657
Forest Products & Paper - 0.19%
PH Glatfelter Co 21,900 370
Gas - 1.47%
Southwest Gas Holdings Inc 31,350 2,810
Healthcare - Products - 1.63%
Adaptive Biotechnologies Corp
(a)
9,000 435
Nevro Corp
(a)
23,520 1,525
RA Medical Systems Inc
(a),(b)
62,600 226
STAAR Surgical Co
(a)
32,300 949
$ 3,135
Healthcare - Services - 4.71%
Addus HomeCare Corp
(a)
19,300 1,446
Encompass Health Corp 33,600 2,129
Natera Inc
(a)
32,880 907
Syneos Health Inc
(a)
60,300 3,081
Teladoc Health Inc
(a)
22,200 1,474
$ 9,037
Holding Companies - Diversified - 0.63%
Capitol Investment Corp IV
(a)
118,700 1,214
Home Builders - 1.05%
William Lyon Homes
(a)
110,960 2,023
Insurance - 4.20%
Hanover Insurance Group Inc /The 18,600 2,387
Kemper Corp 26,510 2,288
MGIC Investment Corp
(a)
155,200 2,039
National General Holdings Corp 58,383 1,339
$ 8,053
Internet - 1.14%
Anaplan Inc
(a)
11,514 581
Eventbrite Inc
(a),(b)
52,600 852
Revolve Group Inc
(a),(b)
21,998 759
$ 2,192
Iron & Steel - 0.82%
Cleveland-Cliffs Inc
(b)
77,000 822
Reliance Steel & Aluminum Co 7,910 748
$ 1,570
Leisure Products & Services - 2.00%
OneSpaWorld Holdings Ltd
(a)
90,600 1,404
Planet Fitness Inc
(a)
33,600 2,434
$ 3,838
Lodging - 1.10%
Extended Stay America Inc 125,300 2,116

Schedule of Investments
SmallCap Account
June 30, 2019 (unaudited)
See accompanying notes.
91
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2.07%
Altra Industrial Motion Corp 79,400 $ 2,849
Columbus McKinnon Corp/NY 26,677 1,120
$ 3,969
Media - 0.65%
World Wrestling Entertainment Inc 17,200 1,242
Metal Fabrication & Hardware - 1.42%
Rexnord Corp
(a)
90,030 2,721
Mining - 0.23%
Alcoa Corp
(a)
19,040 446
Miscellaneous Manufacturers - 1.05%
Hillenbrand Inc 33,050 1,308
Trinseo SA 16,830 712
$ 2,020
Oil & Gas - 2.29%
Carrizo Oil & Gas Inc
(a)
72,000 722
Delek US Holdings Inc 53,400 2,164
Mammoth Energy Services Inc 60,364 415
Ring Energy Inc
(a)
126,800 412
Whiting Petroleum Corp
(a),(b)
36,100 674
$ 4,387
Oil & Gas Services - 0.63%
Pioneer Energy Services Corp
(a)
146,800 37
Select Energy Services Inc
(a)
101,200 1,175
$ 1,212
Packaging & Containers - 0.74%
Graphic Packaging Holding Co 102,100 1,427
Pharmaceuticals - 2.75%
Array BioPharma Inc
(a)
43,300 2,006
Bellicum Pharmaceuticals Inc
(a)
56,800 97
Clovis Oncology Inc
(a)
11,080 165
DexCom Inc
(a)
2,900 434
Horizon Therapeutics Plc
(a)
73,200 1,761
Neurocrine Biosciences Inc
(a)
3,100 262
Revance Therapeutics Inc
(a)
43,047 558
$ 5,283
REITs - 7.91%
Agree Realty Corp 39,400 2,524
Brandywine Realty Trust 150,600 2,157
Cousins Properties Inc 60,601 2,192
First Industrial Realty Trust Inc 85,780 3,151
Ladder Capital Corp 90,400 1,501
Pebblebrook Hotel Trust 98,320 2,771
Two Harbors Investment Corp 69,460 880
$ 15,176
Retail - 3.53%
BJ's Wholesale Club Holdings Inc
(a)
87,800 2,318
Caleres Inc 73,240 1,459
Carvana Co
(a),(b)
32,400 2,028
Ruth's Hospitality Group Inc 42,510 965
$ 6,770
Savings & Loans - 0.25%
Berkshire Hills Bancorp Inc 15,400 483
Semiconductors - 1.58%
Aquantia Corp
(a)
34,530 450
Entegris Inc 69,000 2,575
$ 3,025
Software - 5.36%
Alteryx Inc
(a)
12,390 1,352
Aspen Technology Inc
(a)
20,100 2,498
Ceridian HCM Holding Inc
(a)
12,881 647
Manhattan Associates Inc
(a)
34,000 2,357
Pluralsight Inc
(a)
20,400 619
Smartsheet Inc
(a)
17,709 857
SolarWinds Corp
(a)
107,088 1,964
$ 10,294
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.02%
Plantronics Inc 44,500 $ 1,648
Switch Inc
(b)
23,800 312
$ 1,960
TOTAL COMMON STOCKS $ 183,643
INVESTMENT COMPANIES - 3.34% Shares Held Value (000's)
Money Market Funds - 3.34%
BlackRock Liquidity FedFund 2.26%
(e),(f)
2,897,154 2,897
Principal Government Money Market Fund
2.23%
(e),(g)
3,510,432 3,510
$ 6,407
TOTAL INVESTMENT COMPANIES $ 6,407
Total Investments $ 190,050
Other Assets and Liabilities -  0.98% 1,883
TOTAL NET ASSETS - 100.00% $ 191,933
(a) Non-income producing security
(b) Security or a portion of the security was on loan at the end of the period.
(c) The value of these investments was determined using significant unobservable inputs.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(e) Current yield shown is as of period end.
(f) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $2,897 or
1.51% of net assets.
(g) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary (unaudited)
Sector Percent
Financial 23.65%
Consumer, Non-cyclical 21.25%
Industrial 16.21%
Technology 10.92%
Consumer, Cyclical 10.91%
Utilities 4.33%
Money Market Funds 3.34%
Energy 2.92%
Communications 2.81%
Basic Materials 2.05%
Diversified 0.63%
Other Assets and Liabilities
0.98%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
June 30, 2019 (unaudited)
See accompanying notes.
92
Affiliated Securities December 31, 2018 Purchases Sales June 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.23% $ 1,443 $ 25,344 $ 23,277 $ 3,510
$ 1,443 $ 25,344 $ 23,277 $ 3,510
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.23% $ 3 9 $ — $ — $ —
$ 3 9 $ — $ — $ —
Amounts in thousands

Glossary to the Schedule of Investments
June 30, 2019 (unaudited)
See accompanying notes.
93
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
94
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2019(c) $ 10 .81 $ 0 .18 $ 0 .59 $ 0 .77 $ – $ – $ 11 .58
2018 11 .35 0 .36 ( 0 .52 ) ( 0 .16 ) ( 0 .38 ) ( 0 .38 ) 10 .81
2017 11 .15 0 .35 0 .18 0 .53 ( 0 .33 ) ( 0 .33 ) 11 .35
2016 11 .05 0 .32 0 .14 0 .46 ( 0 .36 ) ( 0 .36 ) 11 .15
2015 11 .46 0 .32 ( 0 .37 ) ( 0 .05 ) ( 0 .36 ) ( 0 .36 ) 11 .05
2014 11 .24 0 .31 0 .28 0 .59 ( 0 .37 ) ( 0 .37 ) 11 .46
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2019(c) 13 .72 0 .20 1 .82 2 .02 – – 15 .74
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) ( 0 .35 ) 13 .72
2017 13 .42 0 .21 3 .67 3 .88 ( 0 .29 ) ( 0 .29 ) 17 .01
2016 13 .68 0 .24 ( 0 .18 ) 0 .06 ( 0 .32 ) ( 0 .32 ) 13 .42
2015 14 .08 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .37 ) ( 0 .37 ) 13 .68
2014 14 .87 0 .24 ( 0 .70 ) ( 0 .46 ) ( 0 .33 ) ( 0 .33 ) 14 .08
(a)
(b)
(c)
(d)
(e)
(f)

See accompanying notes.
95
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
7 .12% (d) $ 321,822 0 .46% (e) 3 .18% (e) 169 .2% (e)
( 1 .41 ) 280,760 0 .47 3 .27 127 .5
4 .81 293,662 0 .46 3 .08 123 .5
4 .09 292,436 0 .46 2 .79 155 .1
( 0 .48 ) 290,032 0 .46 2 .80 177 .2
5 .24 321,735 0 .45 2 .74 205 .6
14 .80 (d) ,(f) 259,415 0 .92 (e) 2 .64 (e) 49 .9 (e)
( 17 .54 ) 233,612 0 .91 1 .91 59 .3
29 .06 292,975 0 .91 1 .37 42 .8
0 .36 243,997 0 .91 1 .77 56 .8
( 0 .35 ) 273,300 0 .88 1 .80 48 .2
( 3 .21 ) 429,194 0 .86 1 .64 62 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
96
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
EQUITY INCOME ACCOUNT
Class 1 shares
2019(c) $ 22 .86 $ 0 .29 $ 3 .61 $ 3 .90 $ – $ – $ – $ 26 .76
2018 26 .08 0 .64 ( 1 .72 ) ( 1 .08 ) ( 0 .52 ) ( 1 .62 ) ( 2 .14 ) 22 .86
2017 23 .20 0 .56 4 .14 4 .70 ( 0 .58 ) ( 1 .24 ) ( 1 .82 ) 26 .08
2016 21 .67 0 .57 2 .77 3 .34 ( 0 .64 ) ( 1 .17 ) ( 1 .81 ) 23 .20
2015 23 .12 0 .58 ( 1 .46 ) ( 0 .88 ) ( 0 .57 ) – ( 0 .57 ) 21 .67
2014 21 .00 0 .57 2 .09 2 .66 ( 0 .54 ) – ( 0 .54 ) 23 .12
Class 2 shares
2019(c) 22 .66 0 .25 3 .58 3 .83 – – – 26 .49
2018 25 .87 0 .57 ( 1 .70 ) ( 1 .13 ) ( 0 .46 ) ( 1 .62 ) ( 2 .08 ) 22 .66
2017 23 .03 0 .49 4 .11 4 .60 ( 0 .52 ) ( 1 .24 ) ( 1 .76 ) 25 .87
2016 21 .52 0 .51 2 .75 3 .26 ( 0 .58 ) ( 1 .17 ) ( 1 .75 ) 23 .03
2015 22 .96 0 .52 ( 1 .45 ) ( 0 .93 ) ( 0 .51 ) – ( 0 .51 ) 21 .52
2014 20 .87 0 .51 2 .07 2 .58 ( 0 .49 ) – ( 0 .49 ) 22 .96
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2019(c) 9 .47 0 .12 0 .30 0 .42 – – – 9 .89
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) – ( 0 .37 ) 9 .47
2017 9 .98 0 .31 ( 0 .12 ) 0 .19 ( 0 .41 ) – ( 0 .41 ) 9 .76
2016 10 .16 0 .33 ( 0 .14 ) 0 .19 ( 0 .37 ) – ( 0 .37 ) 9 .98
2015 10 .44 0 .27 ( 0 .19 ) 0 .08 ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 10 .16
2014 10 .33 0 .27 0 .25 0 .52 ( 0 .41 ) – ( 0 .41 ) 10 .44
(a)
(b)
(c)
(d)
(e)

See accompanying notes.
97
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
17 .06% (d) $ 704,246 0 .48% (e) 2 .30% (e) 16 .4% (e)
( 5 .01 ) 636,177 0 .49 2 .47 13 .2
21 .08 572,629 0 .50 2 .26 15 .9
15 .72 525,829 0 .50 2 .54 17 .1
( 3 .93 ) 513,126 0 .49 2 .54 10 .7
12 .80 599,407 0 .48 2 .57 11 .6
16 .90 (d) 28,459 0 .73 (e) 2 .05 (e) 16 .4 (e)
( 5 .24 ) 25,207 0 .74 2 .23 13 .2
20 .77 27,469 0 .75 2 .00 15 .9
15 .43 24,197 0 .75 2 .29 17 .1
( 4 .15 ) 23,215 0 .74 2 .29 10 .7
12 .46 25,491 0 .73 2 .32 11 .6
4 .44 (d) 224,915 0 .51 (e) 2 .45 (e) 11 .2 (e)
0 .91 219,612 0 .51 2 .43 17 .4
1 .88 241,839 0 .51 3 .09 24 .3
1 .80 247,620 0 .51 3 .25 25 .8
0 .79 286,659 0 .51 2 .61 21 .9
5 .08 314,509 0 .51 2 .56 19 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.
98
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2019(c) $ 30 .10 $ – $ 6 .71 $ 6 .71 $ – $ – $ – $ 36 .81
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
2017 24 .55 0 .01 8 .13 8 .14 ( 0 .01 ) ( 1 .50 ) ( 1 .51 ) 31 .18
2016 26 .33 0 .01 0 .34 0 .35 – ( 2 .13 ) ( 2 .13 ) 24 .55
2015 28 .70 0 .02 2 .26 2 .28 ( 0 .07 ) ( 4 .58 ) ( 4 .65 ) 26 .33
2014 32 .58 0 .03 2 .46 2 .49 ( 0 .04 ) ( 6 .33 ) ( 6 .37 ) 28 .70
MIDCAP ACCOUNT
Class 1 shares
2019(c) 48 .53 0 .08 14 .65 14 .73 – – – 63 .26
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
2017 50 .96 0 .19 12 .48 12 .67 ( 0 .32 ) ( 3 .89 ) ( 4 .21 ) 59 .42
2016 55 .24 0 .33 5 .30 5 .63 ( 0 .24 ) ( 9 .67 ) ( 9 .91 ) 50 .96
2015 60 .79 0 .22 1 .19 1 .41 ( 0 .32 ) ( 6 .64 ) ( 6 .96 ) 55 .24
2014 59 .37 0 .36 6 .96 7 .32 ( 0 .32 ) ( 5 .58 ) ( 5 .90 ) 60 .79
Class 2 shares
2019(c) 48 .19 0 .01 14 .53 14 .54 – – – 62 .73
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
2017 50 .69 0 .05 12 .39 12 .44 ( 0 .19 ) ( 3 .89 ) ( 4 .08 ) 59 .05
2016 54 .97 0 .20 5 .27 5 .47 ( 0 .08 ) ( 9 .67 ) ( 9 .75 ) 50 .69
2015 60 .54 0 .07 1 .17 1 .24 ( 0 .17 ) ( 6 .64 ) ( 6 .81 ) 54 .97
2014 59 .16 0 .21 6 .93 7 .14 ( 0 .18 ) ( 5 .58 ) ( 5 .76 ) 60 .54
(a)
(b)
(c)
(d)
(e)
(f)
(g)

See accompanying notes.
99
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
22 .29% (d) $ 474,188 0 .73% (e) ,(f) 0 .02% (e) 34 .2% (e)
3 .60 296,139 0 .74 (f) 0 .08 36 .9
33 .71 302,147 0 .75 (f) 0 .03 36 .2
1 .26 244,058 0 .76 (f) 0 .04 36 .8
7 .77 252,386 0 .76 (f) 0 .07 38 .6
8 .61 239,629 0 .76 (f) 0 .11 38 .9
30 .35 (d) 574,637 0 .54 (e) 0 .28 (e) 11 .7 (e)
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
25 .51 575,104 0 .54 0 .34 13 .4
10 .37 576,634 0 .54 0 .62 13 .6
1 .64 617,437 0 .53 0 .37 26 .3
12 .99 676,836 0 .53 0 .60 21 .6
30 .20 (d) ,(g) 19,668 0 .79 (e) 0 .03 (e) 11 .7 (e)
( 6 .79 ) (g) 15,710 0 .79 0 .04 24 .6
25 .19 (g) 17,792 0 .79 0 .09 13 .4
10 .11 14,985 0 .79 0 .38 13 .6
1 .37 15,243 0 .78 0 .12 26 .3
12 .70 15,960 0 .78 0 .35 21 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
100
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2019(c) $ 25 .86 $ 0 .19 $ 4 .82 $ 5 .01 $ – $ – $ – $ 30 .87
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
2016 22 .35 0 .30 1 .73 2 .03 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 23 .94
2015 22 .31 0 .30 0 .20 0 .50 ( 0 .06 ) ( 0 .40 ) ( 0 .46 ) 22 .35
2014 24 .45 0 .24 2 .52 2 .76 ( 0 .81 ) ( 4 .09 ) ( 4 .90 ) 22 .31
Class 2 shares
2019(c) 25 .58 0 .15 4 .76 4 .91 – – – 30 .49
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25
2016 22 .14 0 .24 1 .72 1 .96 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 23 .71
2015 22 .11 0 .23 0 .21 0 .44 ( 0 .01 ) ( 0 .40 ) ( 0 .41 ) 22 .14
2014 24 .27 0 .18 2 .50 2 .68 ( 0 .75 ) ( 4 .09 ) ( 4 .84 ) 22 .11
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2019(c) 17 .86 0 .16 3 .61 3 .77 – – – 21 .63
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
2016 22 .20 0 .31 1 .09 1 .40 ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .30
2015 22 .33 0 .34 0 .57 0 .91 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 22 .20
2014 17 .08 0 .29 5 .28 5 .57 ( 0 .32 ) – ( 0 .32 ) 22 .33
Class 2 shares
2019(c) 17 .92 0 .13 3 .63 3 .76 – – – 21 .68
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70
2016 22 .29 0 .28 1 .06 1 .34 ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .36
2015 22 .45 0 .34 0 .53 0 .87 ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 22 .29
2014 17 .18 0 .27 5 .27 5 .54 ( 0 .27 ) – ( 0 .27 ) 22 .45
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

See accompanying notes.
101
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
19 .37% (d) $ 142,163 0 .64% (e) 1 .30% (e) 51 .4% (e)
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
9 .11 147,193 0 .63 1 .31 33 .7
2 .18 154,732 0 .64 1 .33 22 .1 (f)
12 .45 33,190 0 .66 1 .02 8 .6
19 .19 (d) 10,752 0 .89 (e) 1 .05 (e) 51 .4 (e)
( 3 .64 ) (g) 8,757 0 .88 1 .28 44 .9
20 .46 (g) 8,526 0 .88 0 .83 28 .5
8 .85 7,420 0 .88 1 .06 33 .7
1 .94 7,517 0 .89 1 .05 22 .1 (f)
12 .19 6,891 0 .91 0 .77 8 .6
21 .11 (d) 150,767 0 .87 (e) ,(h) 1 .54 (e) 22 .7 (e)
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
5 .85 158,760 0 .89 1 .38 31 .3
4 .21 159,292 0 .89 1 .54 22 .8
32 .82 166,701 0 .89 1 .48 15 .7
20 .98 (d) 4,364 1 .12 (e) ,(h) 1 .31 (e) 22 .7 (e)
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
5 .53 4,215 1 .14 1 .26 31 .3
4 .00 1,994 1 .14 1 .56 22 .8
32 .44 492 1 .14 1 .37 15 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.
102
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM BALANCED PORTFOLIO
Class 1 shares
2019(c) $ 13 .90 $ 0 .05 $ 1 .71 $ 1 .76 $ – $ – $ – $ 15 .66
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
2016 14 .69 0 .30 0 .70 1 .00 ( 0 .32 ) ( 0 .93 ) ( 1 .25 ) 14 .44
2015 16 .51 0 .30 ( 0 .38 ) ( 0 .08 ) ( 0 .49 ) ( 1 .25 ) ( 1 .74 ) 14 .69
2014 18 .53 0 .47 0 .73 1 .20 ( 0 .52 ) ( 2 .70 ) ( 3 .22 ) 16 .51
Class 2 shares
2019(c) 13 .74 0 .03 1 .69 1 .72 – – – 15 .46
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72
2016 14 .55 0 .27 0 .69 0 .96 ( 0 .28 ) ( 0 .93 ) ( 1 .21 ) 14 .30
2015 16 .37 0 .26 ( 0 .38 ) ( 0 .12 ) ( 0 .45 ) ( 1 .25 ) ( 1 .70 ) 14 .55
2014 18 .39 0 .43 0 .73 1 .16 ( 0 .48 ) ( 2 .70 ) ( 3 .18 ) 16 .37
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2019(c) 11 .05 0 .06 1 .06 1 .12 – – – 12 .17
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
2016 11 .52 0 .31 0 .42 0 .73 ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 11 .50
2015 12 .60 0 .29 ( 0 .36 ) ( 0 .07 ) ( 0 .41 ) ( 0 .60 ) ( 1 .01 ) 11 .52
2014 13 .39 0 .41 0 .40 0 .81 ( 0 .42 ) ( 1 .18 ) ( 1 .60 ) 12 .60
Class 2 shares
2019(c) 10 .91 0 .05 1 .05 1 .10 – – – 12 .01
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19
2016 11 .41 0 .27 0 .42 0 .69 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 11 .38
2015 12 .48 0 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .38 ) ( 0 .60 ) ( 0 .98 ) 11 .41
2014 13 .28 0 .38 0 .38 0 .76 ( 0 .38 ) ( 1 .18 ) ( 1 .56 ) 12 .48
(a)
(b)
(c)
(d)
(e)
(f)
(g)

See accompanying notes.
103
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
12 .66% (d) $ 585,362 0 .23% (e) ,(f) ,(g) 0 .66% (e) 29 .0% (e)
( 5 .04 ) 561,162 0 .23 (f) ,(g) 2 .29 18 .2
15 .21 678,409 0 .23 (g) 2 .92 27 .4
6 .82 672,562 0 .23 (g) 2 .07 16 .5
( 0 .81 ) 732,937 0 .23 (g) 1 .88 26 .1
6 .82 826,908 0 .23 (g) 2 .64 16 .4
12 .52 (d) 116,817 0 .48 (e) ,(f) ,(g) 0 .41 (e) 29 .0 (e)
( 5 .25 ) 104,051 0 .48 (f) ,(g) 2 .10 18 .2
14 .88 110,129 0 .48 (g) 2 .77 27 .4
6 .62 97,047 0 .48 (g) 1 .88 16 .5
( 1 .08 ) 96,511 0 .48 (g) 1 .66 26 .1
6 .59 99,852 0 .48 (g) 2 .44 16 .4
10 .14 (d) 164,894 0 .24 (e) ,(f) ,(g) 1 .06 (e) 44 .7 (e)
( 3 .49 ) 154,297 0 .22 (f) ,(g) 2 .79 19 .5
11 .46 178,523 0 .23 (g) 3 .16 26 .3
6 .37 183,830 0 .23 (g) 2 .64 19 .8
( 0 .78 ) 193,585 0 .23 (g) 2 .38 28 .2
6 .22 206,621 0 .23 (g) 3 .10 21 .2
10 .08 (d) 22,852 0 .49 (e) ,(f) ,(g) 0 .82 (e) 44 .7 (e)
( 3 .75 ) 20,449 0 .47 (f) ,(g) 2 .59 19 .5
11 .14 20,541 0 .48 (g) 3 .06 26 .3
6 .08 17,477 0 .48 (g) 2 .39 19 .8
( 0 .93 ) 17,774 0 .48 (g) 2 .19 28 .2
5 .92 16,731 0 .48 (g) 2 .87 21 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.
104
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2019(c) $ 17 .16 $ 0 .03 $ 2 .56 $ 2 .59 $ – $ – $ – $ 19 .75
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
2016 17 .22 0 .30 0 .90 1 .20 ( 0 .26 ) ( 0 .94 ) ( 1 .20 ) 17 .22
2015 19 .02 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .43 ) ( 1 .22 ) ( 1 .65 ) 17 .22
2014 20 .60 0 .48 0 .97 1 .45 ( 0 .39 ) ( 2 .64 ) ( 3 .03 ) 19 .02
Class 2 shares
2019(c) 16 .92 – 2 .52 2 .52 – – – 19 .44
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60
2016 17 .02 0 .25 0 .89 1 .14 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 17 .01
2015 18 .82 0 .21 ( 0 .40 ) ( 0 .19 ) ( 0 .39 ) ( 1 .22 ) ( 1 .61 ) 17 .02
2014 20 .42 0 .42 0 .97 1 .39 ( 0 .35 ) ( 2 .64 ) ( 2 .99 ) 18 .82
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2019(c) 11 .86 0 .10 0 .91 1 .01 – – – 12 .87
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
2017 12 .45 0 .47 0 .56 1 .03 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 12 .95
2016 12 .27 0 .42 0 .44 0 .86 ( 0 .43 ) ( 0 .25 ) ( 0 .68 ) 12 .45
2015 13 .22 0 .40 ( 0 .56 ) ( 0 .16 ) ( 0 .47 ) ( 0 .32 ) ( 0 .79 ) 12 .27
2014 13 .72 0 .49 0 .33 0 .82 ( 0 .52 ) ( 0 .80 ) ( 1 .32 ) 13 .22
Class 2 shares
2019(c) 11 .74 0 .08 0 .91 0 .99 – – – 12 .73
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
2017 12 .34 0 .45 0 .54 0 .99 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 12 .83
2016 12 .17 0 .38 0 .44 0 .82 ( 0 .40 ) ( 0 .25 ) ( 0 .65 ) 12 .34
2015 13 .12 0 .37 ( 0 .56 ) ( 0 .19 ) ( 0 .44 ) ( 0 .32 ) ( 0 .76 ) 12 .17
2014 13 .62 0 .45 0 .33 0 .78 ( 0 .48 ) ( 0 .80 ) ( 1 .28 ) 13 .12
(a)
(b)
(c)
(d)
(e)
(f)
(g)

See accompanying notes.
105
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
15 .09% (d) $ 205,481 0 .24% (e) ,(f) ,(g) 0 .30% (e) 13 .0% (e)
( 6 .62 ) 189,654 0 .23 (f) ,(g) 1 .81 27 .0
19 .78 220,054 0 .23 (g) 2 .88 35 .1
7 .00 194,284 0 .23 (g) 1 .73 25 .5
( 1 .09 ) 193,966 0 .23 (g) 1 .40 29 .1
7 .43 198,465 0 .23 (g) 2 .40 19 .4
14 .89 (d) 132,344 0 .49 (e) ,(f) ,(g) 0 .05 (e) 13 .0 (e)
( 6 .82 ) 118,307 0 .48 (f) ,(g) 1 .60 27 .0
19 .46 127,079 0 .48 (g) 2 .68 35 .1
6 .76 108,247 0 .48 (g) 1 .49 25 .5
( 1 .34 ) 103,771 0 .48 (g) 1 .17 29 .1
7 .14 102,757 0 .48 (g) 2 .11 19 .4
8 .52 (d) 158,437 0 .24 (e) ,(g) 1 .57 (e) 58 .0 (e)
( 1 .97 ) 157,019 0 .23 (g) 3 .19 19 .9
8 .41 194,742 0 .23 (g) 3 .69 29 .3
7 .04 196,393 0 .23 (g) 3 .32 17 .1
( 1 .31 ) 200,828 0 .23 (g) 3 .05 25 .2
6 .03 215,309 0 .23 (g) 3 .55 18 .8
8 .43 (d) 28,133 0 .49 (e) ,(g) 1 .34 (e) 58 .0 (e)
( 2 .20 ) 25,656 0 .48 (g) 3 .07 19 .9
8 .13 23,003 0 .48 (g) 3 .57 29 .3
6 .73 20,085 0 .48 (g) 3 .06 17 .1
( 1 .55 ) 21,108 0 .48 (g) 2 .85 25 .2
5 .80 19,836 0 .48 (g) 3 .27 18 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.
106
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2019(c) $ 18 .36 $ 0 .03 $ 3 .09 $ 3 .12 $ – $ – $ – $ 21 .48
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
2017 18 .54 0 .51 3 .54 4 .05 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 21 .72
2016 18 .70 0 .30 0 .85 1 .15 ( 0 .28 ) ( 1 .03 ) ( 1 .31 ) 18 .54
2015 21 .00 0 .29 ( 0 .56 ) ( 0 .27 ) ( 0 .47 ) ( 1 .56 ) ( 2 .03 ) 18 .70
2014 23 .55 0 .56 1 .33 1 .89 ( 0 .38 ) ( 4 .06 ) ( 4 .44 ) 21 .00
Class 2 shares
2019(c) 18 .11 0 .01 3 .04 3 .05 – – – 21 .16
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
2017 18 .33 0 .47 3 .48 3 .95 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 21 .46
2016 18 .50 0 .26 0 .83 1 .09 ( 0 .23 ) ( 1 .03 ) ( 1 .26 ) 18 .33
2015 20 .80 0 .24 ( 0 .55 ) ( 0 .31 ) ( 0 .43 ) ( 1 .56 ) ( 1 .99 ) 18 .50
2014 23 .38 0 .49 1 .32 1 .81 ( 0 .33 ) ( 4 .06 ) ( 4 .39 ) 20 .80
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2019(c) 2 .52 0 .03 0 .05 0 .08 – – – 2 .60
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
2017 2 .54 0 .05 0 .01 0 .06 ( 0 .05 ) – ( 0 .05 ) 2 .55
2016 2 .54 0 .05 – 0 .05 ( 0 .05 ) – ( 0 .05 ) 2 .54
2015 2 .59 0 .04 ( 0 .02 ) 0 .02 ( 0 .07 ) – ( 0 .07 ) 2 .54
2014 2 .59 0 .05 ( 0 .01 ) 0 .04 ( 0 .04 ) – ( 0 .04 ) 2 .59
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

See accompanying notes.
107
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
16 .99% (d) $ 158,172 0 .24% (e) ,(f) ,(g) 0 .33% (e) 23 .7% (e)
( 8 .60 ) 140,247 0 .23 (f) ,(g) 1 .56 37 .8
22 .22 163,861 0 .23 (g) 2 .50 37 .7
6 .15 145,083 0 .23 (g) 1 .61 23 .4
( 1 .62 ) 142,227 0 .23 (g) 1 .45 37 .9
8 .68 138,863 0 .23 (g) 2 .50 20 .4
16 .90 (d) ,(h) 134,075 0 .49 (e) ,(f) ,(g) 0 .08 (e) 23 .7 (e)
( 8 .87 ) 114,902 0 .48 (f) ,(g) 1 .34 37 .8
21 .95 126,632 0 .48 (g) 2 .33 37 .7
5 .90 103,870 0 .48 (g) 1 .41 23 .4
( 1 .87 ) 95,775 0 .48 (g) 1 .19 37 .9
8 .35 96,446 0 .48 (g) 2 .21 20 .4
3 .17 (d) 130,996 0 .51 (e) ,(f) 2 .43 (e) 68 .8 (e)
1 .02 149,075 0 .50 (f) 2 .19 49 .9
2 .39 158,446 0 .50 (f) 2 .01 67 .3
2 .14 170,538 0 .50 (f) 1 .91 48 .6
0 .71 160,833 0 .49 (f) 1 .63 57 .0
1 .73 267,674 0 .49 (f) 1 .74 54 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Portfolio invests.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
108
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SMALLCAP ACCOUNT
Class 1 shares
2019(c) $ 14 .30 $ 0 .05 $ 2 .75 $ 2 .80 $ – $ – $ – $ 17 .10
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
2017 15 .21 0 .06 1 .89 1 .95 ( 0 .06 ) – ( 0 .06 ) 17 .10
2016 13 .55 0 .15 2 .15 2 .30 ( 0 .04 ) ( 0 .60 ) ( 0 .64 ) 15 .21
2015 13 .99 0 .05 ( 0 .03 ) 0 .02 ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) 13 .55
2014 13 .79 0 .02 0 .64 0 .66 ( 0 .05 ) ( 0 .41 ) ( 0 .46 ) 13 .99
Class 2 shares
2019(c) 14 .24 0 .03 2 .74 2 .77 – – – 17 .01
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24
2017 15 .17 0 .02 1 .87 1 .89 ( 0 .02 ) – ( 0 .02 ) 17 .04
2016 13 .52 0 .11 2 .15 2 .26 ( 0 .01 ) ( 0 .60 ) ( 0 .61 ) 15 .17
2015(g) 14 .49 0 .02 ( 0 .53 ) ( 0 .51 ) ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) 13 .52
(a)
(b)
(c)
(d)
(e)
(f)
(g)

See accompanying notes.
109
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
19 .58% (d) $ 185,964 0 .84% (e) 0 .56% (e) 38 .8% (e)
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
12 .87 208,669 0 .83 0 .37 64 .1
17 .39 209,911 0 .83 1 .08 57 .1
( 0 .10 ) 205,344 0 .83 0 .33 63 .3
4 .89 64,682 0 .87 0 .16 67 .0
19 .45 (d) 5,969 1 .09 (e) 0 .32 (e) 38 .8 (e)
( 11 .17 ) (f) 4,874 1 .08 ( 0 .05 ) 45 .0
12 .57 (f) 5,371 1 .08 0 .12 64 .1
17 .15 4,938 1 .08 0 .80 57 .1
( 3 .76 ) (d) 4,523 1 .08 (e) 0 .13 (e) 63 .3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from February 17, 2015 date operations commenced, through December 31, 2015.

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
110
As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to
June 30, 2019), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Beginning Account
Value January 1, 2019
Ending
Account Value
June 30, 2019
Expenses Paid
During Period
January 1, 2019
to June 30, 2019
(a)
Annualized
Expense Ratio
Core Plus Bond Account Class 1
Actual $ 1,000.00 $ 1,071.23 $ 2.36 0.46%
Hypothetical 1,000.00 1,022.51 2.31 0.46
Diversified International Account Class 1
Actual 1,000.00 1,147.96 4.90 0.92
Hypothetical 1,000.00 1,020.23 4.61 0.92
Equity Income Account Class 1
Actual 1,000.00 1,170.60 2.58 0.48
Hypothetical 1,000.00 1,022.41 2.41 0.48
Equity Income Account Class 2
Actual 1,000.00 1,169.02 3.93 0.73
Hypothetical 1,000.00 1,021.17 3.66 0.73
Government & High Quality Bond Account Class 1
Actual 1,000.00 1,044.35 2.59 0.51
Hypothetical 1,000.00 1,022.27 2.56 0.51
LargeCap Growth Account I Class 1
Actual 1,000.00 1,222.92 4.02 0.73
Hypothetical 1,000.00 1,021.17 3.66 0.73
MidCap Account Class 1
Actual 1,000.00 1,303.52 3.08 0.54
Hypothetical 1,000.00 1,022.12 2.71 0.54
MidCap Account Class 2
Actual 1,000.00 1,301.99 4.51 0.79
Hypothetical 1,000.00 1,020.88 3.96 0.79

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2019 (unaudited)
111
Beginning Account
Value January 1, 2019
Ending
Account Value
June 30, 2019
Expenses Paid
During Period
January 1, 2019
to June 30, 2019
(a)
Annualized
Expense Ratio
Principal Capital Appreciation Account Class 1
Actual $ 1,000.00 $ 1,193.74 $ 3.48 0.64%
Hypothetical 1,000.00 1,021.62 3.21 0.64
Principal Capital Appreciation Account Class 2
Actual 1,000.00 1,191.95 4.84 0.89
Hypothetical 1,000.00 1,020.38 4.46 0.89
Real Estate Securities Account Class 1
Actual 1,000.00 1,211.09 4.77 0.87
Hypothetical 1,000.00 1,020.48 4.36 0.87
Real Estate Securities Account Class 2
Actual 1,000.00 1,209.82 6.14 1.12
Hypothetical 1,000.00 1,019.24 5.61 1.12
SAM Balanced Portfolio Class 1
Actual 1,000.00 1,126.62 1.21 0.23
Hypothetical 1,000.00 1,023.65 1.15 0.23
SAM Balanced Portfolio Class 2
Actual 1,000.00 1,125.18 2.53 0.48
Hypothetical 1,000.00 1,022.41 2.41 0.48
SAM Conservative Balanced Portfolio Class 1
Actual 1,000.00 1,101.36 1.25 0.24
Hypothetical 1,000.00 1,023.60 1.20 0.24
SAM Conservative Balanced Portfolio Class 2
Actual 1,000.00 1,100.82 2.55 0.49
Hypothetical 1,000.00 1,022.36 2.46 0.49
SAM Conservative Growth Portfolio Class 1
Actual 1,000.00 1,150.93 1.28 0.24
Hypothetical 1,000.00 1,023.60 1.20 0.24
SAM Conservative Growth Portfolio Class 2
Actual 1,000.00 1,148.94 2.61 0.49
Hypothetical 1,000.00 1,022.36 2.46 0.49
SAM Flexible Income Portfolio Class 1
Actual 1,000.00 1,085.16 1.24 0.24
Hypothetical 1,000.00 1,023.60 1.20 0.24
SAM Flexible Income Portfolio Class 2
Actual 1,000.00 1,084.33 2.53 0.49
Hypothetical 1,000.00 1,022.36 2.46 0.49
SAM Strategic Growth Portfolio Class 1
Actual 1,000.00 1,169.93 1.29 0.24
Hypothetical 1,000.00 1,023.60 1.20 0.24
SAM Strategic Growth Portfolio Class 2
Actual 1,000.00 1,168.97 2.64 0.49
Hypothetical 1,000.00 1,022.36 2.46 0.49
Short-Term Income Account Class 1
Actual 1,000.00 1,031.75 2.57 0.51
Hypothetical 1,000.00 1,022.27 2.56 0.51
SmallCap Account Class 1
Actual 1,000.00 1,195.80 4.57 0.84
Hypothetical 1,000.00 1,020.63 4.21 0.84
SmallCap Account Class 2
Actual 1,000.00 1,194.52 5.93 1.09
Hypothetical 1,000.00 1,019.39 5.46 1.09
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

112
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company.
Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the
Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal
Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 128 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
1951
Retired. 128 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
1954
President, C.P. Damos Consulting LLC 128 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
128 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 128 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 128 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
128 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
128 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 128 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

113
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Michael J. Beer
Director since 2012
President, Chief Executive Officer
Member, Executive Committee
1961
Chief Executive Officer, Principal Funds
Distributor, Inc. (“PFD”) since 2015
Executive Director – Funds, Principal Global
Investors, LLC (“PGI”) since 2017
Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker Dealer,
Principal Life Insurance Company (“PLIC”) (2001-
2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer, PMC (2015-
2017)
Executive Vice President/Chief Operating Officer,
PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder Services (“PSS”)
(2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015
128 None
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management, PGI,
PLIC, Principal Financial Services, Inc. (“PFSI”),
and Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
128 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
128 None

114
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

115
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

116
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated May 1, 2019, and the Statement of Additional Information dated
May 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or
telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in
Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

117
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved an amended and restated Management Agreement with Principal Global Investors, LLC (the “Manage”) in connection with a proposal to amend the management fee schedule for all asset levels related to the Bond Market Index Account.
Amended and Restated Management Agreement
On March 12, 2019, the Board met to consider for the Bond Market Index Account (the “Account”) the approval of an amended fee schedule under the management agreement (the “Management Agreement”) with the Manager with respect to the Account, which would result in a reduction of the management fee rate at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed change in the management fee schedule. The Board considered the Manager’s representation that the change in the management fee schedule would not reduce the quality or quantity of the services the Manager provides to the Account and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management
Agreement other than to the fee schedule.
The Board considered that they had last approved the Management Agreement for the Account during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager under the Management Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management
Agreement was in the best interests of the Account.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Account to approve the amended
Management Agreement at this time and, accordingly, recommended the approval of the amended Management Agreement.

118
Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc.
Held April 25, 2019
1. Election of Board of Directors.
2. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval (Group A Accounts, as set forth in the proposal, only).
3. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval (Group A Accounts, as set forth in the proposal, only).
For Withheld
Ballantine
1,103,113,155.348 38,666,195.286
Barnes
1,102,218,734.727 39,560,615.907
Damos
1,104,362,124.076 37,417,226.558
Grimmett
1,105,675,021.391 36,104,329.243
Hirsch
1,102,959,731.499 38,819,619.135
Huang
1,104,855,103.829 36,924,246.805
McMillan
1,105,372,346.558 36,407,004.076
Nickels
1,105,363,079.744 36,416,270.890
VanDeWeghe
1,104,596,840.456 37,182,510.178
Beer
1,103,154,868.771 38,624,481.863
Dunbar
1,102,601,524.542 39,177,826.092
Halter
1,103,101,984.734 38,677,365.900
For Against Abstain
Bond Market Index Account 221,418,760.288 0.000 6,234,186.016
Core Plus Bond Account 25,131,676.349 494,370.581 440,924.034
Diversified Balanced Account 53,804,021.680 5,659,782.834 6,751,348.213
Diversified Balanced Managed Volatility Account 12,363,468.844 517,205.143 1,296,826.142
Diversified Growth Account 172,425,296.834 22,169,005.613 17,082,284.569
Diversified Growth Managed Volatility Account 24,346,984.244 969,923.072 2,372,675.164
Diversified Income Account 17,675,617.576 132,672.857 1,835,219.131
Diversified International Account 16,026,589.238 535,425.946 483,356.030
Equity Income Account 25,570,676.410 1,479,919.857 1,430,599.096
Government & High Quality Bond Account 19,742,759.676 1,090,053.571 2,062,038.276
Income Account 14,301,880.163 1,437,122.116 1,926,635.343
International Emerging Markets Account 4,964,335.299 451,612.112 155,623.101
LargeCap Growth Account 3,351,140.122 98,959.548 56,916.209
LargeCap Growth Account I 8,906,091.994 536,079.037 471,186.878
LargeCap S&P 500 Index Account 121,355,059.725 9,648,946.590 9,432,361.317
LargeCap S&P 500 Managed Volatility Index Account 15,533,899.877 0.000 0.000
MidCap Account 8,552,833.899 583,667.831 775,729.036
Principal Capital Appreciation Account 4,451,499.890 356,017.759 414,556.115
Principal LifeTime 2010 Account 2,386,914.446 72,329.848 53,588.452
Principal LifeTime 2020 Account 12,013,476.057 942,060.070 861,188.043
Principal LifeTime 2030 Account 10,359,855.898 1,454,997.106 679,041.770
Principal LifeTime 2040 Account 4,407,415.994 127,330.297 12,610.104
Principal LifeTime 2050 Account 2,142,026.862 188,427.044 13,623.146
Principal LifeTime 2060 Account 96,369.031 0.000 0.000
Principal LifeTime Strategic Income Account 1,733,473.173 0.000 82,583.306
Real Estate Securities Account 6,336,300.917 559,708.784 667,686.932
Short-Term Income Account 52,467,303.843 3,008,150.526 3,781,824.884
SmallCap Account 10,539,966.465 408,819.884 677,400.908
SAM Balanced Portfolio Account 41,185,539.792 2,496,426.019 3,421,339.778
SAM Conservative Balanced Portfolio Account 13,411,527.785 1,289,089.140 1,211,570.430
SAM Conservative Growth Portfolio Account 14,441,280.487 1,832,050.320 1,516,172.744
SAM Flexible Income Portfolio Account 12,703,901.662 638,242.364 1,897,138.836
SAM Strategic Growth Portfolio Account 12,699,645.269 531,531.445 348,432.337
For Against Abstain
Bond Market Index Account 221,418,760.288 0.000 6,234,186.016
Core Plus Bond Account 25,079,788.347 546,947.747 440,234.870

119
4a. Approval of an amended fundamental investment restriction relating to commodities for the Account (each Account).
For Against Abstain
Diversified Balanced Account 54,028,383.648 5,329,588.954 6,857,180.125
Diversified Balanced Managed Volatility Account 12,300,660.196 517,205.143 1,359,634.790
Diversified Growth Account 172,688,680.655 21,775,318.722 17,212,587.639
Diversified Growth Managed Volatility Account 24,253,014.712 1,153,364.925 2,283,202.843
Diversified Income Account 17,319,353.986 378,114.225 1,946,041.353
Diversified International Account 15,939,734.725 613,289.363 492,347.126
Equity Income Account 25,517,541.047 1,484,979.701 1,478,674.615
Government & High Quality Bond Account 19,618,225.838 1,229,744.847 2,046,880.838
Income Account 14,228,919.199 1,510,083.026 1,926,635.397
International Emerging Markets Account 4,947,221.694 464,130.903 160,217.915
LargeCap Growth Account 3,343,871.312 106,191.968 56,952.599
LargeCap Growth Account I 8,836,210.035 584,612.084 492,535.790
LargeCap S&P 500 Index Account 121,937,782.204 9,234,959.766 9,263,625.662
LargeCap S&P 500 Managed Volatility Index Account 15,533,899.877 0.000 0.000
MidCap Account 8,518,916.671 587,966.887 805,347.208
Principal Capital Appreciation Account 4,486,404.559 320,135.080 415,534.125
Principal LifeTime 2010 Account 2,386,914.446 72,329.848 53,588.452
Principal LifeTime 2020 Account 12,100,803.086 831,520.946 884,400.138
Principal LifeTime 2030 Account 10,355,383.590 1,368,467.203 770,043.981
Principal LifeTime 2040 Account 4,398,338.817 136,407.474 12,610.104
Principal LifeTime 2050 Account 2,134,243.088 196,210.818 13,623.146
Principal LifeTime 2060 Account 96,369.031 0.000 0.000
Principal LifeTime Strategic Income Account 1,733,473.173 0.000 82,583.306
Real Estate Securities Account 6,061,727.343 584,833.045 917,136.245
Short-Term Income Account 51,769,240.679 3,954,312.356 3,533,726.218
SmallCap Account 10,522,952.329 424,768.117 678,466.811
SAM Balanced Portfolio Account 39,826,194.050 3,098,094.197 4,179,017.342
SAM Conservative Balanced Portfolio Account 13,440,951.646 1,381,929.696 1,089,306.013
SAM Conservative Growth Portfolio Account 14,499,605.128 1,777,924.115 1,511,974.308
SAM Flexible Income Portfolio Account 12,325,462.033 630,761.364 2,283,059.465
SAM Strategic Growth Portfolio Account 12,249,305.017 981,871.697 348,432.337
For Against Abstain
Bond Market Index Account 221,418,760.288 0.000 6,234,186.016
Core Plus Bond Account 25,368,307.364 262,031.549 436,632.051
Diversified Balanced Account 55,358,289.849 3,068,349.896 7,788,512.982
Diversified Balanced Managed Volatility Account 12,726,078.325 227,977.323 1,223,444.481
Diversified Balance Volatility Control Account 6,450,210.409 409,154.196 214,053.754
Diversified Growth Account 179,798,611.810 11,833,152.166 20,044,823.040
Diversified Growth Managed Volatility Account 25,233,753.938 699,907.162 1,755,921.380
Diversified Growth Volatility Control Account 33,312,543.583 1,924,922.525 4,433,158.523
Diversified Income Account 17,198,436.971 119,961.288 2,325,111.305
Diversified International Account 16,030,265.284 488,004.762 527,101.168
Equity Income Account 25,822,034.129 1,289,838.563 1,369,322.671
Government & High Quality Bond Account 20,438,502.694 451,357.282 2,004,991.547
Income Account 15,087,160.038 651,842.187 1,926,635.397
International Emerging Markets Account 4,965,385.073 377,163.520 229,021.919
LargeCap Growth Account 3,355,398.465 83,289.905 68,327.509
LargeCap Growth Account I 8,927,033.844 343,684.679 642,639.386
LargeCap S&P 500 Index Account 122,582,107.569 9,202,874.678 8,651,385.385
LargeCap S&P 500 Managed Volatility Index Account 15,533,899.877 0.000 0.000
MidCap Account 8,663,753.811 471,121.629 777,355.326
Multi-Asset Income Account 31,124.201 0.000 0.000
Principal Capital Appreciation Account 4,618,434.558 251,460.572 352,178.634
Principal LifeTime 2010 Account 2,370,232.114 70,422.631 72,178.001
Principal LifeTime 2020 Account 12,305,207.928 532,948.231 978,568.011
Principal LifeTime 2030 Account 11,431,997.510 304,444.531 757,452.733
Principal LifeTime 2040 Account 4,398,338.818 127,330.297 21,687.280
Principal LifeTime 2050 Account 2,051,748.769 270,921.363 21,406.920
Principal LifeTime 2060 Account 96,369.031 0.000 0.000
Principal LifeTime Strategic Income Account 1,733,473.173 0.000 82,583.306
Real Estate Securities Account 6,169,365.761 494,871.904 899,458.968
Short-Term Income Account 53,763,658.423 1,836,560.311 3,657,060.519
SmallCap Account 10,797,024.787 274,100.070 555,062.400

120
4b. Approval of an amended fundamental investment restriction relating to concentration for the Account (Group B Accounts, as set forth in the proposal, only).
4c. Approval of an amended fundamental investment restriction relating to concentration for the Account (Group C Accounts, as set forth in the proposal, only).
Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – Principal LifeTime 2060 Account
Held May 22, 2019
2. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval.
3. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval.
For Against Abstain
SAM Balanced Portfolio Account 41,432,947.912 1,313,025.709 4,357,331.968
SAM Conservative Balanced Portfolio Account 14,194,897.919 450,588.768 1,266,700.668
SAM Conservative Growth Portfolio Account 15,191,663.329 775,363.402 1,822,476.820
SAM Flexible Income Portfolio Account 12,743,233.938 576,120.879 1,919,928.045
SAM Strategic Growth Portfolio Account 12,748,447.234 438,483.409 392,678.408
For Against Abstain
Core Plus Bond Account 25,313,974.596 299,842.035 453,154.333
Diversified International Account 16,017,563.252 490,765.991 537,041.971
Equity Income Account 25,738,463.005 1,295,572.712 1,447,159.646
Government & High Quality Bond Account 20,359,944.829 469,228.526 2,065,678.168
Income Account 15,087,160.038 651,842.187 1,926,635.397
International Emerging Markets Account 4,932,182.356 414,003.577 225,384.579
LargeCap Growth Account 3,356,004.136 79,067.620 71,944.123
LargeCap Growth Account I 8,942,374.948 313,163.095 657,819.866
MidCap Account 8,649,170.506 433,574.580 829,485.680
Principal Capital Appreciation Account 4,600,977.412 241,408.679 379,687.673
Short-Term Income Account 53,503,302.833 1,823,516.692 3,930,459.728
SmallCap Account 10,738,639.141 246,496.072 641,052.044
For Against Abstain
Diversified Balanced Account 54,994,994.352 3,194,951.625 8,025,206.750
Diversified Balanced Managed Volatility Account 12,664,184.901 242,086.758 1,271,228.470
Diversified Balance Volatility Control Account 6,563,700.726 295,663.879 214,053.754
Diversified Growth Account 178,646,701.395 11,367,912.175 21,661,973.446
Diversified Growth Managed Volatility Account 25,234,735.947 529,868.947 1,924,977.586
Diversified Growth Volatility Control Account 33,189,297.636 1,637,824.318 4,843,502.677
Diversified Income Account 17,169,132.117 110,839.467 2,363,537.980
Multi-Asset Income Account 31,124.201 0.000 0.000
Principal LifeTime 2010 Account 2,345,217.044 70,422.631 97,193.071
Principal LifeTime 2020 Account 12,257,483.342 543,645.037 1,015,595.791
Principal LifeTime 2030 Account 11,274,119.111 462,322.930 757,452.733
Principal LifeTime 2040 Account 4,267,045.437 258,623.678 21,687.280
Principal LifeTime 2050 Account 2,051,748.769 270,921.363 21,406.920
Principal LifeTime 2060 Account 96,369.031 0.000 0.000
Principal LifeTime Strategic Income Account 1,720,650.682 0.000 95,405.797
SAM Balanced Portfolio Account 40,678,801.557 1,543,072.593 4,881,431.439
SAM Conservative Balanced Portfolio Account 14,264,510.923 324,793.397 1,322,883.035
SAM Conservative Growth Portfolio Account 15,208,975.306 780,864.070 1,799,664.175
SAM Flexible Income Portfolio Account 12,859,951.330 596,648.922 1,782,682.610
SAM Strategic Growth Portfolio Account 12,725,046.468 448,189.583 406,373.000
For Against Abstain
391,391.375 550.934 0.000
For Against Abstain
391,391.375 550.934 0.000

121
4a. Approval of an amended fundamental investment restriction relating to commodities for the Account.
4c. Approval of an amended fundamental investment restriction relating to concentration for the Account.
Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – Income Account
Held May 31, 2019
1. Shareholders of the Income Account voted to approve a Plan of Acquisition providing for the reorganization of the Income Account (Class
1 and Class 2) into the Core Plus Bond Account (Class 1).
Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – LargeCap Growth Account
Held May 31, 2019
1. Shareholders of the LargeCap Growth Account voted to approve a Plan of Acquisition providing for the reorganization of the LargeCap
Growth Account (Class 1 and Class 2) into the LargeCap Growth Account I (Class 1).
Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – Multi-Asset Income Account
Held May 31, 2019
1. Shareholders of the Multi-Asset Income Account voted to approve a Plan of Acquisition providing for the reorganization of the Multi-
Asset Income Account (Class 1 and Class 2) into the SAM (Strategic Asset Management) Flexible Income Account (Class 1 and Class 2).
For Against Abstain
391,391.375 550.934 0.000
For Against Abstain
391,391.375 550.934 0.000
For Against Abstain
16,582,642.000 644,139.000 324,703.000
For Against Abstain
3,426,926.000 26,601.000 46,551.000
For Against Abstain
37,345.000 0.000 0.000

principalfunds.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Funds are distributed by Principal Funds Distributor, Inc.
© 2019 Principal Financial Services, Inc. | MM1291B-11 | 06/2019 | 871465-062021

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Michael J. Beer

            Michael J. Beer, President and CEO

Date	8/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael J. Beer

            Michael J. Beer, President and CEO

Date	8/8/2019

By	Michael J. Beer

            Tracy W. Bollin, Chief Financial Officer

Date	8/8/2019